UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1999 Avenue of the Stars, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2016

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	34
Multi-Managed Income/Equity Portfolio	65
Multi-Managed Income Portfolio	91
Asset Allocation: Diversified Growth Portfolio	117
Stock Portfolio	160
Seasons Select
Large Cap Growth Portfolio	166
Large Cap Value Portfolio	174
Mid Cap Growth Portfolio	183
Mid Cap Value Portfolio	199
Small Cap Portfolio	212
International Equity Portfolio	227
Diversified Fixed Income Portfolio	241
Real Return Portfolio	295
Seasons Focused
SA Columbia Focused Growth Portfolio*	299
SA Columbia Focused Value Portfolio*	302
Seasons Managed Allocation
Allocation Growth Portfolio	305
Allocation Moderate Growth Portfolio	307
Allocation Moderate Portfolio	309
Allocation Balanced Portfolio	311
Statements of Assets and Liabilities	313
Statements of Operations	321
Statements of Changes in Net Assets	325
Notes to Financial Statements	332
Financial Highlights	379
Report of Independent Registered Public Accounting Firm	393
Approval of Advisory and Subadvisory Agreements	394
Trustees and Officers Information	407
Shareholders Tax Information	409
Comparisons: Portfolios vs. Indexes	412
Supplement to Prospectus	448
Proxy Vote	453

* Effective July 29, 2015, the names of the Focus Growth Portfolio and Focus Value Portfolio changed to SA Columbia Focused Growth Portfolio and SA Columbia Focused Value Portfolio, respectively.

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2016.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2016

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2015 and held until March 31, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2016" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2016" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2016" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2016

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2015	Ending Account Value Using Actual Return at March 31, 2016	Expenses Paid During the Six Months Ended March 31, 2016*	Beginning Account Value at October 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2016	Expenses Paid During the Six Months Ended March 31, 2016*	Annualized Expense Ratio*
Multi-Managed Growth
Class 1	$1,000.00	$1,035.40	$6.16	$1,000.00	$1,018.95	$6.11	1.21%
Class 2	$1,000.00	$1,034.84	$6.92	$1,000.00	$1,018.20	$6.86	1.36%
Class 3	$1,000.00	$1,034.49	$7.43	$1,000.00	$1,017.70	$7.36	1.46%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,035.02	$5.39	$1,000.00	$1,019.70	$5.35	1.06%
Class 2	$1,000.00	$1,033.91	$6.15	$1,000.00	$1,018.95	$6.11	1.21%
Class 3	$1,000.00	$1,033.37	$6.66	$1,000.00	$1,018.45	$6.61	1.31%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,031.64	$5.23	$1,000.00	$1,019.85	$5.20	1.03%
Class 2	$1,000.00	$1,030.77	$5.99	$1,000.00	$1,019.10	$5.96	1.18%
Class 3	$1,000.00	$1,030.99	$6.50	$1,000.00	$1,018.60	$6.46	1.28%
Multi-Managed Income
Class 1	$1,000.00	$1,028.43	$5.27	$1,000.00	$1,019.80	$5.25	1.04%
Class 2	$1,000.00	$1,027.49	$6.03	$1,000.00	$1,019.05	$6.01	1.19%
Class 3	$1,000.00	$1,026.51	$6.54	$1,000.00	$1,018.55	$6.51	1.29%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,031.26	$5.08	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$1,029.29	$5.83	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$1,028.89	$6.34	$1,000.00	$1,018.75	$6.31	1.25%
Stock
Class 1	$1,000.00	$1,027.01	$4.41	$1,000.00	$1,020.65	$4.39	0.87%
Class 2	$1,000.00	$1,026.17	$5.17	$1,000.00	$1,019.90	$5.15	1.02%
Class 3	$1,000.00	$1,026.00	$5.67	$1,000.00	$1,019.40	$5.65	1.12%
Large Cap Growth
Class 1	$1,000.00	$1,059.53	$4.22	$1,000.00	$1,020.90	$4.14	0.82%
Class 2	$1,000.00	$1,058.79	$4.99	$1,000.00	$1,020.15	$4.90	0.97%
Class 3	$1,000.00	$1,057.75	$5.50	$1,000.00	$1,019.65	$5.40	1.07%
Large Cap Value
Class 1	$1,000.00	$1,068.43	$4.03	$1,000.00	$1,021.10	$3.94	0.78%
Class 2	$1,000.00	$1,067.77	$4.81	$1,000.00	$1,020.35	$4.70	0.93%
Class 3	$1,000.00	$1,066.85	$5.32	$1,000.00	$1,019.85	$5.20	1.03%
Mid Cap Growth
Class 1	$1,000.00	$1,025.32	$4.86	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$1,024.87	$5.62	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$1,023.99	$6.12	$1,000.00	$1,018.95	$6.11	1.21%
Mid Cap Value
Class 1	$1,000.00	$1,047.30	$4.66	$1,000.00	$1,020.45	$4.60	0.91%
Class 2	$1,000.00	$1,046.12	$5.42	$1,000.00	$1,019.70	$5.35	1.06%
Class 3	$1,000.00	$1,045.60	$5.93	$1,000.00	$1,019.20	$5.86	1.16%
Small Cap
Class 1	$1,000.00	$1,014.39	$4.63	$1,000.00	$1,020.40	$4.65	0.92%
Class 2	$1,000.00	$1,012.67	$5.38	$1,000.00	$1,019.65	$5.40	1.07%
Class 3	$1,000.00	$1,012.46	$5.89	$1,000.00	$1,019.15	$5.91	1.17%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2016

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2015	Ending Account Value Using Actual Return at March 31, 2016	Expenses Paid During the Six Months Ended March 31, 2016*	Beginning Account Value at October 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2016	Expenses Paid During the Six Months Ended March 31, 2016*	Annualized Expense Ratio*
International Equity#
Class 1	$1,000.00	$1,004.34	$4.61	$1,000.00	$1,020.40	$4.65	0.92%
Class 2	$1,000.00	$1,002.48	$5.36	$1,000.00	$1,019.65	$5.40	1.07%
Class 3	$1,000.00	$1,001.60	$5.85	$1,000.00	$1,019.15	$5.91	1.17%
Diversified Fixed Income
Class 1	$1,000.00	$1,022.64	$3.44	$1,000.00	$1,021.60	$3.44	0.68%
Class 2	$1,000.00	$1,022.56	$4.20	$1,000.00	$1,020.85	$4.19	0.83%
Class 3	$1,000.00	$1,021.22	$4.70	$1,000.00	$1,020.35	$4.70	0.93%
Real Return
Class 1	$1,000.00	$1,019.89	$3.13	$1,000.00	$1,021.90	$3.13	0.62%
Class 3	$1,000.00	$1,018.18	$4.39	$1,000.00	$1,020.65	$4.39	0.87%
SA Columbia Focused Growth#
Class 1	$1,000.00	$966.71	$3.64	$1,000.00	$1,021.30	$3.74	0.74%
Class 2	$1,000.00	$965.56	$4.37	$1,000.00	$1,020.55	$4.50	0.89%
Class 3	$1,000.00	$966.00	$4.87	$1,000.00	$1,020.05	$5.00	0.99%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,061.50	$3.71	$1,000.00	$1,021.40	$3.64	0.72%
Class 2	$1,000.00	$1,060.92	$4.48	$1,000.00	$1,020.65	$4.39	0.87%
Class 3	$1,000.00	$1,060.39	$5.00	$1,000.00	$1,020.15	$4.90	0.97%
Allocation Growth#
Class 3	$1,000.00	$1,031.23	$0.76	$1,000.00	$1,024.25	$0.76	0.15%
Allocation Moderate Growth#
Class 3	$1,000.00	$1,030.88	$0.56	$1,000.00	$1,024.45	$0.56	0.11%
Allocation Moderate#
Class 3	$1,000.00	$1,029.13	$0.56	$1,000.00	$1,024.45	$0.56	0.11%
Allocation Balanced#
Class 3	$1,000.00	$1,027.20	$0.61	$1,000.00	$1,024.40	$0.61	0.12%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2016" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2016" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Diversified Financial Services	8.8%
Federal National Mtg. Assoc.	6.6
Medical-Biomedical/Gene	4.0
Medical-Drugs	3.9
Real Estate Investment Trusts	3.3
Web Portals/ISP	3.0
Federal Home Loan Mtg. Corp.	2.4
Computers	2.3
Diversified Banking Institutions	2.2
Banks-Commercial	2.1
Cable/Satellite TV	2.0
Retail-Restaurants	1.9
Finance-Credit Card	1.9
United States Treasury Notes	1.8
Internet Content-Entertainment	1.6
Government National Mtg. Assoc.	1.5
Applications Software	1.4
Electronic Components-Semiconductors	1.4
Electronic Connectors	1.3
E-Commerce/Products	1.3
Computer Services	1.3
Retail-Discount	1.2
Instruments-Controls	1.2
Retail-Building Products	1.2
Cosmetics & Toiletries	1.2
Commercial Services	1.1
Multimedia	1.1
Beverages-Non-alcoholic	1.0
Pharmacy Services	1.0
Aerospace/Defense	0.9
Airlines	0.9
Sovereign	0.9
Tobacco	0.7
Food-Retail	0.7
Industrial Gases	0.7
Commercial Paper	0.7
Chemicals-Diversified	0.7
Food-Confectionery	0.7
E-Commerce/Services	0.7
Medical Instruments	0.6
Electronic Forms	0.6
Enterprise Software/Service	0.6
Athletic Footwear	0.6
United States Treasury Bonds	0.6
Diversified Manufacturing Operations	0.6
Building Products-Cement	0.6
Auto/Truck Parts & Equipment-Original	0.6
Machinery-General Industrial	0.6
Medical-Hospitals	0.6
Cellular Telecom	0.6
Aerospace/Defense-Equipment	0.5
Wireless Equipment	0.5
Containers-Metal/Glass	0.5
Computer Aided Design	0.5
Distribution/Wholesale	0.5
Recreational Vehicles	0.5
Medical-HMO	0.5
Oil Companies-Exploration & Production	0.5
Savings & Loans/Thrifts	0.5
Electronic Design Automation	0.5
Banks-Super Regional	0.5%
Telephone-Integrated	0.4
Finance-Other Services	0.4
Apparel Manufacturers	0.4
Brewery	0.4
Finance-Consumer Loans	0.4
Cruise Lines	0.4
Retail-Apparel/Shoe	0.4
Telecommunication Equipment	0.4
Finance-Investment Banker/Broker	0.4
Retail-Gardening Products	0.4
Medical Information Systems	0.4
Food-Wholesale/Distribution	0.4
Oil Companies-Integrated	0.4
Food-Misc./Diversified	0.4
Electric-Integrated	0.4
Consulting Services	0.4
Time Deposits	0.4
Entertainment Software	0.4
Metal Processors & Fabrication	0.3
Commercial Services-Finance	0.3
Municipal Bonds & Notes	0.3
Hotels/Motels	0.3
Auto-Cars/Light Trucks	0.3
Engineering/R&D Services	0.3
Retail-Auto Parts	0.3
Data Processing/Management	0.3
Real Estate Management/Services	0.3
Real Estate Operations & Development	0.3
Medical Products	0.3
Computer Software	0.3
Oil-Field Services	0.3
Networking Products	0.3
Pipelines	0.3
Gas-Distribution	0.3
Medical-Generic Drugs	0.3
Toys	0.3
Insurance-Property/Casualty	0.3
Transport-Services	0.3
Electronic Measurement Instruments	0.3
Beverages-Wine/Spirits	0.3
Retail-Video Rentals	0.3
Rubber-Tires	0.2
Insurance-Life/Health	0.2
MRI/Medical Diagnostic Imaging	0.2
Energy-Alternate Sources	0.2
Internet Content-Information/News	0.2
Investment Management/Advisor Services	0.2
Semiconductor Equipment	0.2
Electronic Parts Distribution	0.2
Financial Guarantee Insurance	0.2
Retail-Drug Store	0.2
Office Supplies & Forms	0.2
Medical-Wholesale Drug Distribution	0.2
Retail-Hair Salons	0.2
Therapeutics	0.2
Printing-Commercial	0.2
Electronic Components-Misc.	0.2
Containers-Paper/Plastic	0.2
Schools	0.2

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Human Resources	0.2%
Telecom Services	0.2
Building & Construction Products-Misc.	0.2
Television	0.1
Transport-Truck	0.1
Respiratory Products	0.1
Oil Refining & Marketing	0.1
Water	0.1
Poultry	0.1
Chemicals-Specialty	0.1
Steel-Producers	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Gambling (Non-Hotel)	0.1
Internet Security	0.1
Satellite Telecom	0.1
Engines-Internal Combustion	0.1
Research & Development	0.1
Internet Application Software	0.1
Diagnostic Kits	0.1
Transport-Rail	0.1
Power Converter/Supply Equipment	0.1
Semiconductor Components-Integrated Circuits	0.1
Electric-Generation	0.1
Web Hosting/Design	0.1
Independent Power Producers	0.1
Broadcast Services/Program	0.1
Building-Heavy Construction	0.1
Building-Residential/Commercial	0.1
Publishing-Books	0.1
Food-Dairy Products	0.1
Repurchase Agreements	0.1
Insurance-Multi-line	0.1
Home Furnishings	0.1
Agricultural Chemicals	0.1
Transactional Software	0.1
Chemicals-Fibers	0.1
Housewares	0.1
Medical-Outpatient/Home Medical	0.1
Banks-Mortgage	0.1
Drug Delivery Systems	0.1
Insurance-Mutual	0.1
Trucking/Leasing	0.1
Rental Auto/Equipment	0.1
107.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.5%
Advertising Services — 0.0%
Marchex, Inc., Class B	2,725	$12,126
Aerospace/Defense — 0.9%
Northrop Grumman Corp.	1,687	333,857
Teledyne Technologies, Inc.†	2,156	190,030
		523,887
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	3,875	90,171
Moog, Inc., Class A†	575	26,266
United Technologies Corp.	2,021	202,302
		318,739
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	475	527
Airlines — 0.9%
Alaska Air Group, Inc.	1,175	96,374
Hawaiian Holdings, Inc.†	775	36,572
United Continental Holdings, Inc.†	6,587	394,298
		527,244
Apparel Manufacturers — 0.4%
Carter's, Inc.	2,347	247,327
Applications Software — 1.3%
MINDBODY, Inc., Class A†	1,675	22,328
NetSuite, Inc.†	3,669	251,290
Progress Software Corp.†	300	7,236
Salesforce.com, Inc.†	3,361	248,142
ServiceNow, Inc.†	4,148	253,775
		782,771
Athletic Equipment — 0.0%
Nautilus, Inc.†	1,375	26,565
Athletic Footwear — 0.6%
NIKE, Inc., Class B	5,955	366,054
Audio/Video Products — 0.0%
VOXX International Corp.†	425	1,900
Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	350	5,387
Dana Holding Corp.	2,300	32,407
Delphi Automotive PLC	3,671	275,398
Tower International, Inc.	1,275	34,680
		347,872
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,100	71,021
Banks-Commercial — 1.7%
1st Source Corp.	525	16,716
BancFirst Corp.	750	42,772
BancorpSouth, Inc.	2,000	42,620
Banner Corp.	475	19,969
BBCN Bancorp, Inc.	650	9,873
Capital Bank Financial Corp., Class A	2,050	63,242
Cathay General Bancorp, Class B	775	21,956
Central Pacific Financial Corp.	3,325	72,385
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Chemical Financial Corp.	300	$10,707
Citizens & Northern Corp.	200	3,976
City Holding Co.	500	23,890
CoBiz Financial, Inc.	525	6,206
CVB Financial Corp.	3,375	58,894
East West Bancorp, Inc.	49	1,592
FCB Financial Holdings, Inc.†	1,050	34,923
First Commonwealth Financial Corp.	4,150	36,769
First Financial Bancorp	75	1,364
First Interstate BancSystem, Inc.	250	7,032
FNB Corp.	1,225	15,937
Fulton Financial Corp., ClassA	850	11,373
Great Western Bancorp, Inc.	575	15,680
Guaranty Bancorp	325	5,025
MainSource Financial Group, Inc.	275	5,800
National Penn Bancshares, Inc.	550	5,852
OFG Bancorp	2,175	15,203
PacWest Bancorp	3,061	113,716
Sierra Bancorp	225	4,084
Simmons First National Corp., Class A	325	14,648
Southside Bancshares, Inc.	150	3,911
Southwest Bancorp, Inc.	400	6,020
Suffolk Bancorp	1,050	26,502
TCF Financial Corp.	2,025	24,826
UMB Financial Corp.	300	15,489
Union Bankshares Corp.	2,816	69,358
Webster Financial Corp.	175	6,283
West Bancorporation, Inc.	775	14,128
Westamerica Bancorporation	2,525	122,993
Wilshire Bancorp, Inc.	1,475	15,192
		986,906
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,200	29,124
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	12,413	575,839
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	1,489	146,622
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	700	30,989
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,150	32,890
Building Products-Cement — 0.6%
Continental Building Products, Inc.†	1,900	35,264
Vulcan Materials Co.	2,969	313,437
		348,701
Building-Heavy Construction — 0.0%
MasTec, Inc.†	1,075	21,758
Cable/Satellite TV — 1.4%
Comcast Corp., Class A	10,650	650,502
Time Warner Cable, Inc.	816	166,970
		817,472

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.0%
Boyd Gaming Corp.†	350	$7,231
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	7,332	280,816
Chemicals-Diversified — 0.7%
Innophos Holdings, Inc.	750	23,183
Olin Corp.	700	12,159
PPG Industries, Inc.	3,213	358,217
		393,559
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	3,500	33,250
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,025	58,271
OMNOVA Solutions, Inc.†	2,425	13,483
		71,754
Commercial Services — 1.1%
Aramark	4,983	165,037
CoStar Group, Inc.†	796	149,783
HMS Holdings Corp.†	1,725	24,754
Medifast, Inc.	125	3,774
Nielsen Holdings PLC	2,889	152,135
ServiceMaster Global Holdings, Inc.†	4,373	164,774
		660,257
Commercial Services-Finance — 0.3%
EVERTEC, Inc.	300	4,194
Heartland Payment Systems, Inc.	475	45,871
McGraw Hill Financial, Inc.	1,052	104,127
Vantiv, Inc., Class A†	450	24,246
		178,438
Computer Aided Design — 0.5%
ANSYS, Inc.†	1,786	159,775
Aspen Technology, Inc.†	3,975	143,617
		303,392
Computer Services — 1.2%
Amdocs, Ltd.	3,801	229,656
Barracuda Networks, Inc.†	1,225	18,865
Cognizant Technology Solutions Corp., Class A†	3,142	197,003
Convergys Corp.	3,975	110,386
Insight Enterprises, Inc.†	675	19,332
Manhattan Associates, Inc.†	275	15,639
Science Applications International Corp.	1,050	56,007
Unisys Corp.†	4,375	33,688
		680,576
Computer Software — 0.3%
SS&C Technologies Holdings, Inc.	2,623	166,351
Computers — 2.3%
Apple, Inc.	12,303	1,340,904
Security Description	Shares	Value (Note 2)
Consulting Services — 0.4%
Franklin Covey Co.†	375	$6,596
Verisk Analytics, Inc.†	2,584	206,514
		213,110
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	425	11,870
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	6,197	307,309
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	7,720	99,202
Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	4,203	296,942
Estee Lauder Cos., Inc., Class A	3,952	372,713
		669,655
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	4,504	249,026
Data Processing/Management — 0.3%
CSG Systems International, Inc.	2,025	91,449
Fair Isaac Corp.	725	76,915
		168,364
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	600	8,406
Diagnostic Kits — 0.1%
Quidel Corp.†	3,575	61,705
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	200	12,508
Distribution/Wholesale — 0.5%
Essendant, Inc.	2,900	92,597
Fastenal Co.	3,721	182,329
Titan Machinery, Inc.†	1,400	16,184
		291,110
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	2,254	172,003
Blount International, Inc.†	425	4,241
Dover Corp.	2,773	178,387
		354,631
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	2,125	6,864
Heron Therapeutics, Inc.†	775	14,717
Revance Therapeutics, Inc.†	425	7,421
		29,002
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	1,228	728,990
E-Commerce/Services — 0.7%
Priceline Group, Inc.†	297	382,821
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	725	13,050
Electric-Generation — 0.1%
Atlantic Power Corp.	14,325	35,240

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 0.3%
Avista Corp.	225	$9,176
El Paso Electric Co.	950	43,586
NorthWestern Corp.	250	15,437
PNM Resources, Inc.	700	23,604
Portland General Electric Co.	1,400	55,286
		147,089
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.†	200	4,610
Sanmina Corp.†	1,225	28,640
Stoneridge, Inc.†	3,050	44,408
Vishay Intertechnology, Inc.	875	10,684
ZAGG, Inc.†	1,525	13,740
		102,082
Electronic Components-Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	1,650	19,553
Broadcom, Ltd.	1,985	306,683
Intersil Corp., Class A	2,700	36,099
InvenSense, Inc.†	11,800	99,120
Microsemi Corp.†	240	9,194
Rovi Corp.†	5,675	116,394
Silicon Laboratories, Inc.†	175	7,868
Texas Instruments, Inc.	3,860	221,641
		816,552
Electronic Connectors — 1.3%
Amphenol Corp., Class A	8,301	479,964
TE Connectivity, Ltd.	4,165	257,897
		737,861
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	9,706	228,867
Mentor Graphics Corp.	1,950	39,644
		268,511
Electronic Forms — 0.6%
Adobe Systems, Inc.†	3,986	373,887
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	4,915	147,991
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	1,475	113,236
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	550	5,192
REX American Resources Corp.†	2,400	133,128
		138,320
Engineering/R&D Services — 0.3%
Argan, Inc.	1,250	43,950
EMCOR Group, Inc.	2,025	98,415
VSE Corp.	575	39,037
		181,402
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,825	67,574
Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 0.6%
Tyler Technologies, Inc.†	1,232	$158,448
Ultimate Software Group, Inc.†	1,027	198,724
Xactly Corp.†	2,050	14,043
		371,215
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	4,550	171,398
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	13,616
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	650	25,591
Synchrony Financial†	6,184	177,233
		202,824
Finance-Credit Card — 1.8%
MasterCard, Inc., Class A	4,978	470,421
Visa, Inc., Class A	7,319	559,757
		1,030,178
Finance-Investment Banker/Broker — 0.4%
Cowen Group, Inc., Class A†	4,050	15,431
E*TRADE Financial Corp.†	6,131	150,148
Investment Technology Group, Inc.	1,500	33,150
KCG Holdings, Inc., Class A†	1,575	18,821
		217,550
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	749	176,120
MarketAxess Holdings, Inc.	650	81,139
		257,259
Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†	13,088	100,385
NMI Holdings, Inc., Class A†	1,975	9,974
		110,359
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	6,080
Food-Confectionery — 0.7%
Hershey Co.	4,186	385,489
Food-Dairy Products — 0.1%
Dean Foods Co.	2,400	41,568
Food-Misc./Diversified — 0.4%
B&G Foods, Inc.	675	23,497
Darling Ingredients, Inc.†	9,875	130,053
Pinnacle Foods, Inc.	1,125	50,265
		203,815
Food-Retail — 0.7%
Ingles Markets, Inc., Class A	825	30,938
Kroger Co.	10,117	386,975
Smart & Final Stores, Inc.†	250	4,050
		421,963
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	4,606	215,238

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	5,050	$70,700
Gas-Distribution — 0.3%
AGL Resources, Inc.	425	27,684
Laclede Group, Inc.	550	37,262
New Jersey Resources Corp.	900	32,787
Piedmont Natural Gas Co., Inc.	525	31,411
Southwest Gas Corp.	475	31,279
		160,423
Home Furnishings — 0.1%
Leggett & Platt, Inc.	775	37,510
Hotels/Motels — 0.3%
Diamond Resorts International, Inc.†	575	13,973
Hilton Worldwide Holdings, Inc.	7,662	172,548
		186,521
Housewares — 0.1%
NACCO Industries, Inc., Class A	575	33,011
Human Resources — 0.2%
Barrett Business Services, Inc.	1,225	35,219
Cross Country Healthcare, Inc.†	5,150	59,894
		95,113
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	1,200	49,488
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	500	16,495
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,878	414,576
Instruments-Controls — 1.2%
Honeywell International, Inc.	3,527	395,200
Sensata Technologies Holding NV†	7,044	273,589
Watts Water Technologies, Inc., Class A	75	4,135
		672,924
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	1,950	32,760
CNO Financial Group, Inc.	3,275	58,688
Primerica, Inc.	800	35,624
		127,072
Insurance-Multi-line — 0.1%
Kemper Corp.	975	28,831
Insurance-Property/Casualty — 0.2%
Ambac Financial Group, Inc.†	150	2,370
First American Financial Corp.	275	10,480
Global Indemnity PLC†	175	5,448
Navigators Group, Inc.†	425	35,645
ProAssurance Corp.	675	34,155
Stewart Information Services Corp.	125	4,535
		92,633
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	225	$10,733
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	20,150	63,472
Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	8,319	949,198
Internet Content-Information/News — 0.2%
LinkedIn Corp., Class A†	512	58,547
WebMD Health Corp.†	1,250	78,288
		136,835
Internet Security — 0.1%
AVG Technologies NV†	1,600	33,200
Mimecast, Ltd.†	1,025	9,973
Rapid7, Inc.†	600	7,842
VASCO Data Security International, Inc.†	1,150	17,710
		68,725
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	347	118,178
Federated Investors, Inc., Class B	300	8,655
		126,833
Lasers-System/Components — 0.0%
Coherent, Inc.†	175	16,083
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	200	13,320
Machinery-General Industrial — 0.6%
Applied Industrial Technologies, Inc.	675	29,295
DXP Enterprises, Inc.†	1,500	26,340
Kadant, Inc.	1,125	50,805
Roper Technologies, Inc.	1,295	236,687
		343,127
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,630	226,211
Medical Instruments — 0.6%
Boston Scientific Corp.†	13,555	254,970
CONMED Corp.	225	9,437
LivaNova PLC†	725	39,135
NuVasive, Inc.†	500	24,325
SurModics, Inc.†	2,325	42,803
		370,670
Medical Products — 0.2%
Orthofix International NV†	1,737	72,120
Penumbra, Inc.†	100	4,600
Wright Medical Group NV†	2,485	41,251
		117,971
Medical-Biomedical/Gene — 4.0%
Aduro Biotech, Inc.†	150	1,922
Aegerion Pharmaceuticals, Inc.†	1,150	4,255
Alder Biopharmaceuticals, Inc.†	5,316	130,189
Amgen, Inc.	5,093	763,593

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Applied Genetic Technologies Corp.†	75	$1,049
Ardelyx, Inc.†	275	2,137
Arrowhead Pharmaceuticals, Inc.†	3,275	15,785
Atara Biotherapeutics, Inc.†	500	9,515
Avalanche Biotechnologies, Inc.†	425	2,197
Bellicum Pharmaceuticals, Inc.†	1,300	12,155
Biogen, Inc.†	1,533	399,071
Blueprint Medicines Corp.†	400	7,220
Cambrex Corp.†	250	11,000
Celgene Corp.†	5,428	543,289
ChemoCentryx, Inc.†	700	1,743
Coherus Biosciences, Inc.†	700	14,861
Dimension Therapeutics, Inc.†	925	7,243
Edge Therapeutics, Inc.†	1,000	9,150
Halozyme Therapeutics, Inc.†	1,000	9,470
Idera Pharmaceuticals, Inc.†	1,800	3,564
Infinity Pharmaceuticals, Inc.†	1,850	9,749
Karyopharm Therapeutics, Inc.†	1,425	12,711
Kite Pharma, Inc.†	250	11,477
MacroGenics, Inc.†	600	11,250
Merrimack Pharmaceuticals, Inc.†	1,300	10,881
Nivalis Therapeutics, Inc.†	1,300	5,421
Prothena Corp. PLC†	725	29,841
PTC Therapeutics, Inc.†	1,575	10,143
Regeneron Pharmaceuticals, Inc.†	650	234,286
Sage Therapeutics, Inc.†	550	17,633
Spark Therapeutics, Inc.†	500	14,755
Tokai Pharmaceuticals, Inc.†	825	4,628
Trius Therapeutics, Inc. CVR†(1)(3)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	350	22,158
Versartis, Inc.†	525	4,211
		2,348,552
Medical-Drugs — 3.8%
AbbVie, Inc.	8,212	469,069
ACADIA Pharmaceuticals, Inc.†	1,350	37,746
Adamas Pharmaceuticals, Inc.†	875	12,653
Aimmune Therapeutics, Inc.†	350	4,746
Allergan PLC†	1,713	459,135
Amicus Therapeutics, Inc.†	2,775	23,449
Anacor Pharmaceuticals, Inc.†	475	25,389
Bristol-Myers Squibb Co.	8,790	561,505
Chiasma, Inc.†	550	5,038
Chimerix, Inc.†	375	1,916
Dicerna Pharmaceuticals, Inc.†	200	1,072
FibroGen, Inc.†	825	17,564
Global Blood Therapeutics, Inc.†	825	13,085
Immune Design Corp.†	650	8,450
Intra-Cellular Therapies, Inc.†	100	2,780
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Ironwood Pharmaceuticals, Inc.†	14,685	$160,654
Mallinckrodt PLC†	4,490	275,147
Ophthotech Corp.†	375	15,851
Orexigen Therapeutics, Inc.†	4,425	2,490
Pacira Pharmaceuticals, Inc.†	475	25,166
Prestige Brands Holdings, Inc.†	900	48,051
Radius Health, Inc.†	525	16,506
Relypsa, Inc.†	600	8,130
Synergy Pharmaceuticals, Inc.†	6,050	16,698
TherapeuticsMD, Inc.†	500	3,200
		2,215,490
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	800	9,600
Avexis, Inc.†	300	8,172
		17,772
Medical-HMO — 0.2%
Centene Corp.†	1,175	72,345
Molina Healthcare, Inc.†	1,025	66,102
		138,447
Medical-Hospitals — 0.5%
Adeptus Health, Inc., Class A†	250	13,885
Universal Health Services, Inc., Class B	2,027	252,807
		266,692
Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	450	7,736
Amsurg Corp.†	325	24,245
		31,981
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	2,350	94,987
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	9,557	193,243
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	2,025	14,560
Surgical Care Affiliates, Inc.†	2,725	126,113
		140,673
Multimedia — 0.8%
Walt Disney Co.	4,809	477,582
Networking Products — 0.2%
NETGEAR, Inc.†	1,050	42,388
Polycom, Inc.†	6,700	74,705
		117,093
Office Furnishings-Original — 0.0%
Interface, Inc.	686	12,718
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	11,700	105,066
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	2,525	5,353

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,128	$52,531
Bill Barrett Corp.†	8,575	53,336
Rex Energy Corp.†	3,700	2,843
Stone Energy Corp.†	5,850	4,622
Unit Corp.†	1,000	8,810
		122,142
Oil Field Machinery & Equipment — 0.0%
Exterran Corp.†	150	2,319
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	175	6,997
Alon USA Energy, Inc.	775	7,998
Phillips 66	636	55,071
Western Refining, Inc.	350	10,181
		80,247
Oil-Field Services — 0.3%
Archrock, Inc.	525	4,200
Baker Hughes, Inc.	1,465	64,211
Basic Energy Services, Inc.†	1,125	3,105
Gulfmark Offshore, Inc., Class A†	3,475	21,441
Key Energy Services, Inc.†	7,825	2,890
Pioneer Energy Services Corp.†	2,375	5,225
SEACOR Holdings, Inc.†	1,000	54,450
		155,522
Paper & Related Products — 0.0%
Domtar Corp.	375	15,188
Pharmacy Services — 1.0%
Diplomat Pharmacy, Inc.†	6,432	176,237
Express Scripts Holding Co.†	5,523	379,375
		555,612
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,525	38,735
Sanderson Farms, Inc.	400	36,072
		74,807
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,700	59,143
Printing-Commercial — 0.2%
Deluxe Corp.	975	60,928
Ennis, Inc.	2,175	42,521
		103,449
Protection/Safety — 0.0%
Landauer, Inc.	675	22,322
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	2,150	42,871
Racetracks — 0.0%
Speedway Motorsports, Inc.	800	15,864
Real Estate Investment Trusts — 2.9%
American Assets Trust, Inc.	875	34,930
American Tower Corp.	5,262	538,671
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Armada Hoffler Properties, Inc.	125	$1,406
ARMOUR Residential REIT, Inc.	1,325	28,527
Ashford Hospitality Prime, Inc.	116	1,354
Ashford Hospitality Trust, Inc.	375	2,393
Capstead Mtg. Corp.	5,500	54,395
CBL & Associates Properties, Inc.	950	11,305
CoreSite Realty Corp.	2,125	148,771
Cousins Properties, Inc.	250	2,595
CYS Investments, Inc.	13,225	107,651
DCT Industrial Trust, Inc.	450	17,761
DiamondRock Hospitality Co.	925	9,361
EastGroup Properties, Inc.	525	31,694
EPR Properties	550	36,641
Equity LifeStyle Properties, Inc.	325	23,637
FelCor Lodging Trust, Inc.	875	7,105
First Industrial Realty Trust, Inc.	475	10,802
Franklin Street Properties Corp.	800	8,488
Gladstone Commercial Corp.	175	2,867
Government Properties Income Trust	875	15,619
Gramercy Property Trust	1,175	9,929
Hersha Hospitality Trust	1,625	34,677
Hospitality Properties Trust	950	25,232
LTC Properties, Inc.	1,475	66,729
Mack-Cali Realty Corp.	825	19,387
Monogram Residential Trust, Inc.	825	8,135
National Retail Properties, Inc.	350	16,170
Pennsylvania Real Estate Investment Trust	925	20,211
Post Properties, Inc.	500	29,870
Potlatch Corp.	1,700	53,550
PS Business Parks, Inc.	175	17,589
Ramco-Gershenson Properties Trust	1,700	30,651
RLJ Lodging Trust	2,400	54,912
Saul Centers, Inc.	450	23,859
Silver Bay Realty Trust Corp.	200	2,970
Simon Property Group, Inc.	811	168,437
Summit Hotel Properties, Inc.	300	3,591
Taubman Centers, Inc.	300	21,369
		1,703,241
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,506	176,684
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,200	44,016
Forestar Group, Inc.†	5,950	77,588
St. Joe Co.†	175	3,001
		124,605
Recreational Vehicles — 0.5%
Polaris Industries, Inc.	2,850	280,668

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Research & Development — 0.1%
INC Research Holdings, Inc.†	650	$26,786
PAREXEL International Corp., Class A†	600	37,638
		64,424
Respiratory Products — 0.1%
Inogen, Inc.†	1,875	84,337
Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	1,975	62,291
Children's Place, Inc.	1,875	156,506
Guess?, Inc.	675	12,670
		231,467
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	227	180,849
Retail-Building Products — 1.2%
Lowe's Cos., Inc.	8,881	672,736
Retail-Discount — 1.2%
Big Lots, Inc.	1,250	56,613
Costco Wholesale Corp.	1,573	247,873
Dollar Tree, Inc.†	4,658	384,099
		688,585
Retail-Gardening Products — 0.4%
Tractor Supply Co.	2,530	228,864
Retail-Hair Salons — 0.2%
Regis Corp.†	6,900	104,811
Retail-Jewelry — 0.0%
Movado Group, Inc.	875	24,089
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	500	19,320
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	150	12,737
Retail-Restaurants — 1.9%
Bloomin' Brands, Inc.	800	13,496
Bob Evans Farms, Inc.	675	31,516
Bravo Brio Restaurant Group, Inc.†	1,500	11,625
Chipotle Mexican Grill, Inc.†	382	179,910
DineEquity, Inc.	75	7,007
Dunkin' Brands Group, Inc.	4,222	199,152
Jack in the Box, Inc.	1,175	75,047
Ruby Tuesday, Inc.†	2,550	13,719
Sonic Corp.	3,500	123,060
Starbucks Corp.	7,531	449,601
		1,104,133
Retail-Video Rentals — 0.3%
Outerwall, Inc.	3,960	146,480
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	1,375	15,084
Security Description	Shares	Value (Note 2)
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	3,875	$143,452
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	300	3,858
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	3,925	67,902
Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp.	225	3,564
BankFinancial Corp.	175	2,069
Beneficial Bancorp, Inc.†	817	11,185
Capitol Federal Financial, Inc.	175	2,321
Charter Financial Corp.	700	9,450
Flushing Financial Corp.	675	14,593
Investors Bancorp, Inc.	2,200	25,608
Meridian Bancorp, Inc.	5,575	77,604
Northfield Bancorp, Inc.	5,775	94,941
OceanFirst Financial Corp.	625	11,050
Oritani Financial Corp.	1,450	24,606
		276,991
Schools — 0.2%
K12, Inc.†	875	8,654
Strayer Education, Inc.†	1,850	90,187
		98,841
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	475	7,035
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	2,750	56,210
Semiconductor Equipment — 0.2%
Cohu, Inc.	4,700	55,836
Tessera Technologies, Inc.	525	16,275
Xcerra Corp.†	5,800	37,816
		109,927
Steel-Producers — 0.1%
Commercial Metals Co.	450	7,636
Worthington Industries, Inc.	1,575	56,133
		63,769
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	5,375	17,576
Telecom Services — 0.2%
EarthLink Holdings Corp.	6,675	37,847
Ooma, Inc.†	1,881	11,098
Vonage Holdings Corp.†	775	3,542
West Corp.	1,825	41,646
		94,133
Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	5,695	159,005
Plantronics, Inc.	1,675	65,643
		224,648

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	16,500	$63,855
General Communication, Inc., Class A†	225	4,122
Windstream Holdings, Inc.	2,475	19,008
		86,985
Television — 0.1%
ION Media Networks, Inc.†(1)(3)(10)	2	1,953
Sinclair Broadcast Group, Inc., Class A	2,575	79,181
		81,134
Therapeutics — 0.2%
aTyr Pharma, Inc.†	1,700	6,698
Axsome Therapeutics, Inc.†	1,275	10,965
Cara Therapeutics, Inc.†	350	2,177
Flexion Therapeutics, Inc.†	975	8,970
Mirati Therapeutics, Inc.†	625	13,375
Neurocrine Biosciences, Inc.†	800	31,640
Portola Pharmaceuticals, Inc.†	225	4,590
Proteostasis Therapeutics, Inc.†	525	5,061
Seres Therapeutics, Inc.†	425	11,288
Xencor, Inc.†	625	8,387
Zafgen, Inc.†	125	835
		103,986
Tobacco — 0.7%
Altria Group, Inc.	5,853	366,749
Universal Corp.	475	26,985
		393,734
Toys — 0.3%
Mattel, Inc.	4,606	154,854
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,700	35,343
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	675	28,532
Transport-Services — 0.2%
Matson, Inc.	2,475	99,421
Transport-Truck — 0.1%
ArcBest Corp.	1,050	22,670
P.A.M. Transportation Services, Inc.†	230	7,084
Swift Transportation Co.†	1,075	20,027
USA Truck, Inc.†	1,925	36,267
		86,048
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	175	10,773
Water — 0.1%
American States Water Co.	2,000	78,720
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	2,650	52,523
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Web Portals/ISP — 3.0%
Alphabet, Inc., Class C†	2,331	$1,736,478
Blucora, Inc.†	1,625	8,385
		1,744,863
Wireless Equipment — 0.5%
InterDigital, Inc.	1,775	98,779
Motorola Solutions, Inc.	1,913	144,814
Ubiquiti Networks, Inc.†	1,675	55,727
		299,320
Total Common Stocks (cost $37,642,802)		42,839,220
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.5%
Societe Generale SA FRS 8.25% due 11/29/2018(2)	$270,000	272,025
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)	6,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	10,675
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	49,105
Total Preferred Securities/Capital Securities (cost $345,828)		331,806
ASSET BACKED SECURITIES — 8.8%
Diversified Financial Services — 8.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.60% due 01/25/2037(4)	22,207	21,478
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,033
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.05% due 07/18/2027*(5)	255,000	252,213
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034(3)	3,078	2,855
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.07% due 08/05/2027*(5)	265,000	262,535
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(6)	26,988	27,972

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	$100,000	$102,028
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.66% due 02/25/2036(4)	44,984	40,002
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(6)	46,923	47,463
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	24,004	24,915
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,292	3,165
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,164	1,164
Cent CLO, Ltd. FRS Series 2014-22A, Class A1 2.10% due 11/07/2026*(5)	250,000	248,375
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(6)	39,000	41,999
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	39,000	41,697
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	21,603
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	20,000	21,841
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	35,000	38,571
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(6)	8,508	8,903
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(4)	30,533	29,001
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 11/15/2044(6)	30,777	31,377
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	28,865	30,113
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(6)	$23,650	$24,702
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	36,174
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	45,267	48,024
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(6)	30,000	31,941
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(6)	47,000	49,940
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	46,000	48,898
Commerical Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	46,344
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	45,000	48,722
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(6)	15,000	16,782
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	111,375
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	25,269	25,788
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.84% due 06/10/2046(6)	9,636	9,626
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	4,347	4,360
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	13,962	12,906
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	892	835
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	136	136
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	9,340	9,410
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(6)(7)	335,896	18,619

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(6)	$44,000	$46,936
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(3)	14,898	15,246
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	30,000	30,014
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.43% due 05/25/2035(4)	48,789	43,723
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	35,000	34,844
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	49,799
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	14,939
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	6,996
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	46,000	49,270
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	30,000	32,406
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	43,535
GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(6)	20,000	21,864
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.53% due 03/25/2037(3)	71,100	35,638
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.88% due 03/25/2047(4)	9,873	8,106
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.91% due 01/25/2036(4)	21,045	19,412
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.96% due 04/25/2035(4)	14,731	13,938
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	45,000	45,607
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.97% due 05/25/2035(4)	22,316	20,270
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(6)	$39,000	$42,204
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	25,250	27,945
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	46,132	46,832
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(6)	24,271	24,933
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	23,531	24,529
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	41,000	42,159
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	41,237
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.78% due 12/15/2048(6)	46,000	49,304
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	40,000	43,031
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	65,577
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(6)	8,206	8,205
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	23,369	23,847
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.08% due 04/15/2041(6)	30,860	32,623
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.90% due 10/23/2025*(5)	250,000	246,962
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.04% due 07/25/2026*(5)	270,000	267,594

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.73% due 12/25/2034(4)	$11,851	$11,585
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	21,377	21,777
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	23,998	24,881
Morgan Stanley BAML Trust Series 2016-C28, Class A4 3.54% due 01/15/2049(6)	39,000	40,960
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(6)(7)	99,214	6,151
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	35,000	37,514
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	35,000	38,346
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	34,478	34,778
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	39,605	40,156
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	50,000	51,197
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	21,071	21,957
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	14,292	12,686
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% due 10/25/2035(4)	60,427	54,758
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.56% due 06/25/2036(4)	41,644	30,791
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	9,453	9,431
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	125,000	125,661
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	100,633
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.53% due 02/25/2037(3)	$11,143	$5,773
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)(8)	62,648	31,052
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,603	1,581
RFMSI Trust FRS Series 2005-SA3, Class 1A 2.91% due 08/25/2035(4)	38,362	28,511
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	10,008
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,081
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.56% due 05/25/2037(3)	30,858	19,753
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.69% due 02/20/2047(4)	37,227	31,504
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 1.84% due 10/20/2027*(5)	270,000	267,732
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.68% due 11/25/2036(3)	50,000	32,883
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.12% due 04/20/2027*(5)	275,000	272,572
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	20,000	20,751
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(4)	38,106	33,607
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	32,337
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.74% due 10/25/2036(4)	18,819	17,341
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(4)	1,743	1,736

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(4)	$39,481	$39,297
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(4)	27,967	28,130
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	35,000	34,978
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	20,000	21,364
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	38,165
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	35,000	38,278
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	39,532
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	15,000	16,575
Total Asset Backed Securities (cost $5,104,293)		5,120,213
U.S. CORPORATE BONDS & NOTES — 7.7%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	11,000	11,268
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	10,000	10,242
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	5,000	5,591
		15,833
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	21,758
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	15,000	14,126
		35,884
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	15,000	15,412
Security Description	Principal Amount(12)	Value (Note 2)
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	$15,000	$15,369
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	30,000	31,194
		46,563
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	45,000	58,628
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,993
General Motors Co. Senior Notes 6.60% due 04/01/2036	5,000	5,502
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	25,000	24,994
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,762
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	41,292
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	15,000	15,689
		182,860
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	20,000	20,690
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	15,000	15,361
Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	25,313
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	66,319
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	25,000	25,858
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	30,000	30,469
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	25,000	25,316

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$45,000	$48,300
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	30,000	34,765
		256,340
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	9,650
Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	15,000	15,214
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	5,000	5,109
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	80,000	83,170
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	27,018
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	85,000	94,993
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	10,000	10,083
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	14,251
		249,838
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	20,500
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	5,000	5,075
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	15,862
		20,937
Security Description	Principal Amount(12)	Value (Note 2)
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	$9,000	$9,900
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	24,977
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,337
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,650
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,325
		46,312
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	11,000	11,330
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	15,000	15,328
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	30,000	31,358
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	15,000	15,822
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	45,000	50,073
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	35,000	36,168
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	25,000	26,029
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	15,975
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	16,920
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	4,822
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	30,000	28,939

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	$4,000	$3,530
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	13,762
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,195
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	15,000	13,316
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	10,000	10,349
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	16,503
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	40,000	46,835
		363,254
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	15,000	15,127
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,238
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	7,425
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,360
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	15,000	15,487
		37,510
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	9,875
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Senior Notes 2.45% due 10/05/2017*	25,000	25,163
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	13,547
Security Description	Principal Amount(12)	Value (Note 2)
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	$10,000	$10,250
Diagnostic Equipment — 0.0%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	10,000	10,324
Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,037
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	11,037
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,102
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	10,000	10,569
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	100,000	114,988
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	15,000	15,296
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	60,000	60,375
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	10,000	10,253
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	25,000	26,181
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	70,000	76,602
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,082
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,582
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	20,000	20,318
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	41,056
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,899
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	18,650

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	$25,000	$28,987
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	33,444
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	5,000	5,067
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	20,000	20,481
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,460
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	60,000	62,408
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,927
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	40,308
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	50,159
Morgan Stanley Senior Notes 2.65% due 01/27/2020	50,000	50,739
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,656
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	20,000	20,021
Morgan Stanley Senior Notes 4.30% due 01/27/2045	10,000	10,062
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,145
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	22,722
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,417
		930,030
Electric-Integrated — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,850
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	14,663
Security Description	Principal Amount(12)	Value (Note 2)
Electric-Integrated (continued)
AES Corp. Senior Notes 8.00% due 06/01/2020	$10,000	$11,350
Exelon Corp. Senior Notes 2.85% due 06/15/2020	20,000	20,410
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,044
		69,317
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	25,000	26,281
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 8.45% due 06/15/2018	25,000	26,781
Synchrony Financial Senior Notes 2.60% due 01/15/2019	20,000	20,043
		46,824
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	15,000	15,643
Visa, Inc. Senior Notes 4.30% due 12/14/2045	20,000	21,880
		37,523
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	10,983
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016	7,000	505
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	10,000	1
		11,490
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	15,000	15,316
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	5,000	5,046
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	10,000	10,272
		15,318

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	$10,000	$10,116
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	10,325
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,498
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	15,000	15,862
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,100
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,277
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,084
		20,361
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	20,000	28,994
Insurance-Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	10,000	10,286
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,038
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	10,000	9,825
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	5,000	5,174
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	10,826
		16,000
Security Description	Principal Amount(12)	Value (Note 2)
Medical Products — 0.1%
Stryker Corp. Senior Notes 2.63% due 03/15/2021	$15,000	$15,296
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	35,000	34,988
		50,284
Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	5,094
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,284
		10,378
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	25,518
Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,285
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	25,000	26,367
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	25,000	25,207
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	35,000	35,306
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	15,957
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,775
		138,897
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	5,063
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,244
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,195
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,462
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	5,000	5,225

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	$10,000	$10,250
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	15,000	15,975
		67,414
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,047
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	10,000	10,471
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	30,071
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	72,721
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	38,358
		151,621
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	45,000	45,895
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	25,000	25,220
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,236
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,600
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	5,000	4,900
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	10,000	10,398
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	9,214
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	21,169
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	10,000	9,983
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	$15,000	$15,118
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,475
		120,313
Oil Companies-Integrated — 0.2%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	10,000	9,660
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	15,000	15,665
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	15,000	15,659
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	15,000	15,266
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	20,000	20,341
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	5,000	5,117
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	12,729
		94,437
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	10,000	10,152
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,861
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	9,763
		12,624
Pipelines — 0.3%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	8,212
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	23,000	22,138
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	5,000	4,338
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	15,000	12,920

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	$20,000	$17,019
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	3,000	2,767
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	5,000	4,616
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	25,000	24,287
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	9,180
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	10,000	9,950
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,965
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	10,000	9,900
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	20,585
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	12,474
		162,351
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,754
American Tower Corp. Senior Notes 3.45% due 09/15/2021	30,000	30,676
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	9,901
HCP, Inc. Senior Notes 4.20% due 03/01/2024	25,000	24,675
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,330
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,879
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 4.13% due 06/15/2022	$5,000	$5,207
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	50,000	49,348
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,486
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	9,827
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	5,000	5,499
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	5,000	5,191
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	16,000	17,471
		219,244
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	45,000	46,878
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,755
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	5,000	4,968
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	4,974
		22,697
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	10,000	9,900
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	40,000	41,514
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	25,000	26,978
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	23,162

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	$4,314	$4,674
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	8,058	8,918
		105,246
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 2.75% due 12/09/2020	5,000	5,179
Security Services — 0.0%
ADT Corp. Senior Notes 6.25% due 10/15/2021	15,000	15,075
Steel-Producers — 0.0%
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	10,000	7,800
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	5,000	5,138
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	25,000	25,079
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	10,000	10,389
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	10,000	10,538
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	14,791
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	19,509
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	52,000	51,740
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	58,000	55,680
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	7,000	7,023
		194,749
Television — 0.0%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,880
Security Description	Principal Amount(12)	Value (Note 2)
Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	$17,000	$17,778
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	50,000	48,541
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	5,000	5,121
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	9,513
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	10,019
Ryder System, Inc. Senior Notes 2.65% due 03/02/2020	25,000	24,943
		49,596
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,972
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,423
		27,395
Total U.S. Corporate Bonds & Notes (cost $4,365,940)		4,464,906
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks-Commercial — 0.4%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	45,000	44,925
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	105,423
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	49,000	53,108
		203,456
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	9,850
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	26,273
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	10,000	11,036

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	$5,000	$5,304
		42,613
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	20,000	20,620
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,173
Insurance-Life/Health — 0.0%
Manulife Financial Corp. Senior Notes 4.15% due 03/04/2026	15,000	15,324
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	75,000	75,886
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	40,000	41,128
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	10,000	10,137
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	10,000	10,232
		137,383
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 6.50% due 05/15/2019	25,000	24,945
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	6,075
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	3,540
		34,560
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	10,000	10,153
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	10,000	10,192
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	15,000	12,248
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	35,000	35,123
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Integrated (continued)
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	$10,000	$7,872
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	20,000	14,380
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	19,111
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	20,000	19,061
		128,140
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	10,000	9,437
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,075
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	20,000	20,567
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,058
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	10,000	10,400
Total Foreign Corporate Bonds & Notes (cost $670,399)		657,656
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	23,807
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	12,616
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(3)	75,000	22,781
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(3)	25,000	7,594

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$45,000	$68,897
State of California General Obligation Bonds 7.63% due 03/01/2040	10,000	15,304
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,676
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	15,807
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	16,671
Total Municipal Bonds & Notes (cost $195,140)		188,153
U.S. GOVERNMENT AGENCIES — 10.5%
Federal Home Loan Mtg. Corp. — 2.4%
2.12% due 02/01/2037 FRS	2,034	2,111
2.50% due 01/01/2028	4,717	4,866
2.50% due 04/01/2028	14,086	14,515
3.00% due 10/01/2042	11,678	12,042
3.00% due 11/01/2042	6,176	6,334
3.00% due 02/01/2043	19,988	20,499
3.00% due 08/01/2043	94,985	97,542
3.50% due 03/01/2042	4,042	4,236
3.50% due 09/01/2043	45,473	47,890
3.50% due April TBA	300,000	313,887
4.00% due 09/01/2040	7,935	8,491
4.00% due April TBA	200,000	213,453
4.50% due 01/01/2039	997	1,082
5.00% due 07/01/2021	23,294	24,184
5.50% due 07/01/2034	4,195	4,704
6.00% due 08/01/2036	5,874	6,648
6.50% due 05/01/2029	812	924
6.50% due 05/01/2036	23	26
7.50% due 08/01/2023	76	81
7.50% due 04/01/2028	888	1,065
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust Series 2013-K502, Class B 2.64% due 03/25/2045 VRS*(6)	20,000	20,035
Series 2014-K503, Class B 3.01% due 10/25/2047 VRS*(6)	20,000	19,926
Series 2012-K706, Class B 4.03% due 11/25/2044 VRS*(6)	20,000	20,535
Series 2010-K8, Class B 5.25% due 09/25/2043 VRS*(6)	25,000	27,196
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2015-DNA2, Class M2 3.03% due 12/25/2027(4)	250,000	250,078
Series DNA3, Class M2 3.28% due 04/25/2028(4)	280,000	281,887
Security Description	Principal Amount(12)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)(4)	$1,167	$1,184
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,448	2,677
Series 1226, Class Z 7.75% due 03/15/2022(4)	372	396
		1,408,494
Federal National Mtg. Assoc. — 6.6%
2.35% due 05/01/2037 FRS	3,356	3,509
2.50% due April TBA	100,000	102,656
2.50% due 02/01/2043	85,187	84,912
2.58% due 10/01/2040 FRS	3,223	3,415
2.64% due 03/01/2027	24,550	24,837
2.78% due 03/01/2027	21,000	21,449
2.97% due 06/01/2027	35,000	36,302
2.97% due 06/01/2030	40,000	40,028
3.00% due 01/01/2028	12,895	13,502
3.00% due April TBA	1,000,000	1,027,656
3.13% due 02/01/2027	45,000	47,275
3.50% due 08/01/2026	15,033	15,900
3.50% due 09/01/2026	14,748	15,627
3.50% due 10/01/2028	17,983	19,144
3.50% due April TBA	1,200,000	1,258,172
4.00% due 11/01/2025	2,664	2,848
4.00% due 09/01/2040	7,045	7,548
4.00% due 11/01/2040	2,065	2,213
4.00% due 12/01/2040	26,906	28,833
4.00% due 10/01/2041	9,037	9,683
4.00% due 11/01/2041	10,046	10,764
4.00% due 01/01/2042	11,305	12,110
4.00% due 12/01/2043	24,034	26,099
4.00% due April TBA	200,000	213,688
4.50% due 11/01/2022	9,254	9,715
4.50% due 01/01/2039	2,996	3,258
4.50% due 06/01/2039	35,733	39,227
4.50% due 09/01/2039	5,629	6,140
4.50% due 09/01/2040	11,820	12,899
4.50% due 05/01/2041	5,834	6,347
4.50% due April TBA	200,000	217,625
5.00% due 06/01/2019	437	453
5.00% due 05/01/2035	1,028	1,140
5.00% due 06/01/2040	46,265	51,292
5.00% due 07/01/2040	10,490	11,627
5.00% due April TBA	200,000	221,250
5.50% due 11/01/2020	3,201	3,382
5.50% due 04/01/2021	52,443	56,502
5.50% due 12/01/2029	1,662	1,862
5.50% due 06/01/2035	114,841	130,159
5.50% due 08/01/2037	16,116	18,141
5.50% due 06/01/2038	9,105	10,319
6.00% due 06/01/2017	638	650
6.00% due 12/01/2033	7,456	8,637
6.00% due 05/01/2034	570	656
6.00% due 06/01/2040	224	256

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 08/01/2017		$1,000	$1,015
6.50% due 10/01/2037		256	300
7.00% due 06/01/2037		8,739	10,773
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)		10,339	10,361
			3,862,156
Government National Mtg. Assoc. — 1.5%
3.00% due April TBA		300,000	310,764
3.50% due April TBA		100,000	105,687
4.00% due 09/15/2041		239,539	258,466
4.50% due 06/15/2041		106,916	116,467
6.00% due 11/15/2031		48,264	54,465
7.00% due 05/15/2033		8,076	9,854
8.50% due 11/15/2017		57	58
9.00% due 11/15/2021		117	132
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(4)		173	202
Series 2005-74, Class HC 7.50% due 09/16/2035(4)		2,296	2,666
			858,761
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		6,000	6,115
Total U.S. Government Agencies (cost $6,060,591)			6,135,526
U.S. GOVERNMENT TREASURIES — 2.4%
United States Treasury Bonds — 0.6%
2.88% due 08/15/2045(13)(16)		196,000	206,168
3.00% due 05/15/2045		95,000	102,455
3.00% due 11/15/2045		46,000	49,660
			358,283
United States Treasury Notes — 1.8%
0.13% due 07/15/2024 TIPS(9)		354,191	355,408
0.25% due 01/15/2025 TIPS(9)		509,107	513,396
0.38% due 07/15/2025 TIPS(9)		184,813	188,849
			1,057,653
Total U.S. Government Treasuries (cost $1,368,392)			1,415,936
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Sovereign — 0.9%
Brazil Letras do Tesouro Nacional Nacional Bills 0.01% due 04/01/2016	BRL	113,000	31,410
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(9)	BRL	296,419	82,482
Security Description	Shares/ Principal Amount(12)		Value (Note 2)
Sovereign (continued)
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(9)		102,606	$27,890
Government of Japan Senior Bonds 0.10% due 08/15/2016	JPY	20,000,000	177,831
Government of Romania Bonds 5.80% due 07/26/2027	RON	110,000	33,205
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(9)	UYU	596,670	15,148
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(9)	UYU	715,002	20,842
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(9)	UYU	210,122	6,191
Republic of Argentina Senior Notes 2.26% due 12/31/2038	EUR	25,000	16,613
Republic of Colombia Bonds 3.00% due 03/25/2033(9)	COP	44,622,963	12,671
Republic of Turkey Bonds 2.50% due 05/04/2016(9)	TRY	230,829	81,222
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020(3)		5,000	1,675
Total Foreign Government Obligations (cost $522,729)			507,180
OPTIONS — PURCHASED†(3)(11) — 0.0%
Put Options — Purchased (cost $1,226)		190,000	754
Total Long-Term Investment Securities (cost $56,277,340)			61,661,350
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 0.7%
BNP Paribas SA NY 0.24% due 04/01/2016		$400,000	400,000
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/2016		211,000	211,000
Total Short-Term Investment Securities (cost $611,000)			611,000

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
REPURCHASE AGREEMENTS — 0.1%
Bank of America Securities LLC Joint Repurchase Agreement(14)	$25,000	$25,000
BNP Paribas SA Joint Repurchase Agreement(14)	5,000	5,000
Deutsche Bank AG Joint Repurchase Agreement(14)	5,000	5,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	5,000	5,000
Total Repurchase Agreements (cost $40,000)		40,000
TOTAL INVESTMENTS (cost $56,928,340)(15)	107.0%	62,312,350
Liabilities in excess of other assets	(7.0)	(4,051,182)
NET ASSETS	100.0%	$58,261,168

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $3,290,074 representing 5.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $179,144 representing 0.3% of net assets.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  Principal amount of security is adjusted for inflation.

(10)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,953	$976.54	0.00%

(11)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	April 2016	$6.46	$127,000	$807	$391	$(416)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	May 2016	6.47	63,000	419	363	(56)
				$1,226	$754	$(472)

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CVR — Contingent Value Rights

EUR — Euro Dollar

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
2	Long	Russell 2000 Mini Index	June 2016	$213,829	$221,920	$8,091
4	Short	U.S. Treasury 2 Year Notes	June 2016	874,750	875,000	(250)
25	Long	U.S. Treasury 5 Year Notes	June 2016	3,032,328	3,029,102	(3,226)
23	Short	U.S. Treasury 10 Year Notes	June 2016	3,003,004	2,998,985	4,019
4	Short	U.S. Treasury 10 Year Ultra Bonds	June 2016	560,081	563,000	(2,919)
1	Long	U.S. Treasury Ultra Long Bonds	June 2016	171,906	172,531	625
						$6,340

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	TRY	95,000	USD	32,231	06/15/2016	$—	$(806)
	USD	14,161	THB	501,000	06/15/2016	57	—
	USD	32,256	TRY	95,000	06/15/2016	780	—
						837	(806)
Barclays Bank PLC	IDR	644,000,000	USD	48,207	04/01/2016	—	(360)
	IDR	123,000,000	USD	8,521	05/18/2016	—	(790)
	USD	48,367	IDR	644,000,000	04/01/2016	201	—
						201	(1,150)
BNP Paribas SA	USD	16,462	ZAR	246,000	04/18/2016	155	—
	USD	7,807	ZAR	118,000	06/15/2016	73	—
						228	—
Calyon Bank	PEN	9,000	USD	2,584	06/15/2016	—	(106)
Citibank N.A.	USD	9,868	UYU	313,000	04/04/2016	6	—
	UYU	313,000	USD	9,631	04/04/2016	—	(243)
						6	(243)
Credit Suisse International	TRY	232,427	USD	80,140	05/04/2016	—	(1,581)
Deutsche Bank AG	CNY	80,000	USD	12,140	07/28/2016	—	(156)
	IDR	157,000,000	USD	11,502	09/21/2016	—	(99)
						—	(255)
Goldman Sachs International	BRL	85,000	USD	23,884	04/04/2016	244	—
	BRL	100,000	USD	26,447	07/05/2016	—	(671)
	CNY	20,000	USD	3,042	07/28/2016	—	(32)
	IDR	644,000,000	USD	49,160	04/01/2016	593	—
	USD	48,207	IDR	644,000,000	04/01/2016	360	—
	USD	23,026	BRL	85,000	04/04/2016	614	—
	USD	15,663	IDR	242,000,000	05/18/2016	2,656	—
	USD	46,364	IDR	628,000,000	09/21/2016	40	—
	ZAR	118,000	USD	7,164	06/15/2016	—	(716)
						4,507	(1,419)
HSBC Bank USA, N.A.	IDR	314,000,000	USD	23,131	09/21/2016	—	(71)
	USD	38,944	UYU	1,250,000	04/04/2016	489	—
	UYU	624,000	USD	19,015	04/04/2016	—	(681)
	UYU	1,250,000	USD	37,349	06/30/2016	—	(807)
						489	(1,559)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	IDR	119,000,000	USD	8,221	05/18/2016	$—	$(787)
	PEN	24,000	USD	6,903	06/15/2016	—	(270)
	RON	135,000	USD	33,690	06/15/2016	—	(713)
	USD	9,868	UYU	313,000	04/04/2016	6	—
	USD	15,952	CNY	100,000	07/28/2016	—	(582)
	UYU	313,000	USD	9,628	04/04/2016	—	(246)
						6	(2,598)
Morgan Stanley and Co., Inc.	BRL	185,000	USD	46,679	04/04/2016	—	(4,772)
	BRL	110,000	USD	28,013	04/06/2016	—	(2,561)
	BRL	295,000	USD	78,212	08/17/2016	—	(767)
	JPY	20,020,000	USD	178,381	08/15/2016	—	(266)
	USD	51,147	BRL	185,000	04/04/2016	304	—
	USD	23,111	THB	818,000	06/15/2016	101	—
						405	(8,366)
Royal Bank of Canada	USD	12,635	MXN	221,000	06/15/2016	75	—
Standard Chartered Bank	IDR	157,000,000	USD	11,519	09/21/2016	—	(82)
	MXN	262,000	USD	14,490	06/15/2016	—	(577)
	THB	1,319,000	USD	36,926	06/15/2016	—	(505)
						—	(1,164)
State Street Bank and Trust Co.	USD	2,341	MXN	41,000	06/15/2016	17	—
	USD	9,721	PEN	33,000	06/15/2016	142	—
	ZAR	246,000	USD	15,339	04/18/2016	—	(1,276)
						159	(1,276)
Net Unrealized Appreciation(Depreciation)						$6,913	$(20,523)

BRL — Brazilian Real
CNY — Chinese Yuan
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
PEN — Peruvian Nuevo
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	165	06/15/2026	3 month LIBOR	1.78%	$—	$(1,483)
USD	163	06/15/2026	3 month LIBOR	1.79	—	(1,541)
						$(3,024)

Over the Counter Cross-Currency Interest Rate Swap Contracts

Swap Counterparty	Receive	Pay	Termination Date	Notional Amount of Currency Received (000's)	Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	3.30% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	09/21/2021	CNY 225	$35	$1,767

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,348,552	$—	$0	$2,348,552
Television	79,181	—	1,953	81,134
Other Industries	40,409,534	—	—	40,409,534
Preferred Securities/Capital Securities	—	331,806	—	331,806
Asset Backed Securities	—	5,120,213	—	5,120,213
U.S. Corporate Bonds & Notes	—	4,464,906	—	4,464,906
Foreign Corporate Bonds & Notes	—	657,656	—	657,656
Municipal Bond & Notes	—	188,153	—	188,153
U.S. Government Agencies	—	6,135,526	—	6,135,526
U.S. Government Treasuries	—	1,415,936	—	1,415,936
Foreign Government Obligations	—	507,180	—	507,180
Options - Purchased	—	754	—	754
Short-Term Investment Securities	—	611,000	—	611,000
Repurchase Agreements	—	40,000	—	40,000
Total Investments at Value	$42,837,267	$19,473,130	$1,953	$62,312,350
Other Financial Instruments:†
Futures Contracts	$12,735	$—	$—	$12,735
Forward Foreign Currency Contracts	—	6,913	—	6,913
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	1,767	—	1,767
Total Other Financial Instruments	$12,735	$8,680	$—	$21,415
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,395	$—	$—	$6,395
Forward Foreign Currency Contracts	—	20,523	—	20,523
Centrally Cleared Interest Rate Swap Contracts	—	3,024	—	3,024
Total Other Financial Instruments	$6,395	$23,547	$—	$29,942

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Diversified Financial Services	15.2%
Federal National Mtg. Assoc.	10.4
Federal Home Loan Mtg. Corp.	3.4
Diversified Banking Institutions	3.4
Medical-Biomedical/Gene	3.2
Banks-Commercial	3.0
Medical-Drugs	3.0
United States Treasury Notes	3.0
Real Estate Investment Trusts	2.8
Government National Mtg. Assoc.	2.4
Web Portals/ISP	2.3
Cable/Satellite TV	2.1
Computers	1.8
Retail-Restaurants	1.5
Finance-Credit Card	1.4
Sovereign	1.4
Internet Content-Entertainment	1.2
Applications Software	1.1
Electronic Components-Semiconductors	1.1
Computer Services	1.0
Multimedia	1.0
E-Commerce/Products	1.0
Electronic Connectors	1.0
Commercial Paper	0.9
Retail-Discount	0.9
Cosmetics & Toiletries	0.9
Instruments-Controls	0.9
Retail-Building Products	0.9
Commercial Services	0.8
Beverages-Non-alcoholic	0.8
Aerospace/Defense	0.8
Airlines	0.7
Pharmacy Services	0.7
Telephone-Integrated	0.7
Brewery	0.7
Oil Companies-Integrated	0.7
Oil Companies-Exploration & Production	0.7
Tobacco	0.6
Medical-HMO	0.6
Municipal Bonds & Notes	0.6
Time Deposits	0.6
Food-Retail	0.6
Medical Instruments	0.6
Auto-Cars/Light Trucks	0.6
Industrial Gases	0.5
Medical-Hospitals	0.5
Pipelines	0.5
Chemicals-Diversified	0.5
Food-Confectionery	0.5
Enterprise Software/Service	0.5
Electronic Forms	0.5
E-Commerce/Services	0.5
Cellular Telecom	0.5
Athletic Footwear	0.5
Machinery-General Industrial	0.5
Auto/Truck Parts & Equipment-Original	0.5
Diversified Manufacturing Operations	0.5
Wireless Equipment	0.4
Building Products-Cement	0.4
Aerospace/Defense-Equipment	0.4
Savings & Loans/Thrifts	0.4%
Repurchase Agreements	0.4
Containers-Metal/Glass	0.4
Electric-Integrated	0.4
Computer Aided Design	0.4
Distribution/Wholesale	0.4
Banks-Super Regional	0.4
Finance-Consumer Loans	0.4
Medical-Generic Drugs	0.4
Finance-Other Services	0.4
Food-Misc./Diversified	0.4
Apparel Manufacturers	0.4
Recreational Vehicles	0.4
Electronic Design Automation	0.4
Retail-Apparel/Shoe	0.4
Finance-Investment Banker/Broker	0.4
Entertainment Software	0.4
Telecommunication Equipment	0.3
Cruise Lines	0.3
Food-Wholesale/Distribution	0.3
Networking Products	0.3
Retail-Gardening Products	0.3
Medical Products	0.3
Medical Information Systems	0.3
Data Processing/Management	0.3
Engineering/R&D Services	0.3
Consulting Services	0.3
Real Estate Operations & Development	0.3
Transport-Services	0.3
Commercial Services-Finance	0.2
Oil-Field Services	0.2
Gas-Distribution	0.2
Hotels/Motels	0.2
Insurance-Life/Health	0.2
Insurance-Property/Casualty	0.2
Metal Processors & Fabrication	0.2
Retail-Auto Parts	0.2
Real Estate Management/Services	0.2
Retail-Video Rentals	0.2
Rubber-Tires	0.2
Television	0.2
MRI/Medical Diagnostic Imaging	0.2
Computer Software	0.2
Energy-Alternate Sources	0.2
United States Treasury Bonds	0.2
Internet Content-Information/News	0.2
Building-Heavy Construction	0.2
Beverages-Wine/Spirits	0.2
Toys	0.2
Electronic Measurement Instruments	0.2
Retail-Drug Store	0.2
Semiconductor Equipment	0.2
Electronic Parts Distribution	0.2
Investment Management/Advisor Services	0.2
Office Supplies & Forms	0.2
Retail-Hair Salons	0.2
Financial Guarantee Insurance	0.2
Printing-Commercial	0.2
Therapeutics	0.2
Electronic Components-Misc.	0.2

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Building-Residential/Commercial	0.2%
Containers-Paper/Plastic	0.2
Schools	0.2
Steel-Producers	0.2
Building Societies	0.2
Electric-Generation	0.2
Building & Construction Products-Misc.	0.2
Medical-Wholesale Drug Distribution	0.1
Transport-Rail	0.1
Human Resources	0.1
Telecom Services	0.1
Transport-Truck	0.1
Respiratory Products	0.1
Water	0.1
Poultry	0.1
Oil Refining & Marketing	0.1
Trucking/Leasing	0.1
Chemicals-Specialty	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Engines-Internal Combustion	0.1
Gambling (Non-Hotel)	0.1
Internet Security	0.1
Satellite Telecom	0.1
Broadcast Services/Program	0.1
Research & Development	0.1
Insurance-Mutual	0.1
Internet Application Software	0.1
Diagnostic Kits	0.1
Agricultural Chemicals	0.1
Power Converter/Supply Equipment	0.1
Semiconductor Components-Integrated Circuits	0.1
Independent Power Producers	0.1
Web Hosting/Design	0.1
Rental Auto/Equipment	0.1
Publishing-Books	0.1
Food-Dairy Products	0.1
Insurance Brokers	0.1
Home Furnishings	0.1
Transactional Software	0.1
Chemicals-Fibers	0.1
Housewares	0.1
112.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.9%
Advertising Services — 0.0%
Marchex, Inc., Class B	3,975	$17,689
Aerospace/Defense — 0.7%
Northrop Grumman Corp.	2,078	411,236
Teledyne Technologies, Inc.†	2,679	236,127
		647,363
Aerospace/Defense-Equipment — 0.4%
AAR Corp.	5,700	132,639
Moog, Inc., Class A†	825	37,686
United Technologies Corp.	2,510	251,251
		421,576
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	700	777
Airlines — 0.7%
Alaska Air Group, Inc.	1,775	145,585
Hawaiian Holdings, Inc.†	1,150	54,269
United Continental Holdings, Inc.†	8,176	489,415
		689,269
Apparel Manufacturers — 0.3%
Carter's, Inc.	2,828	298,015
Applications Software — 1.0%
MINDBODY, Inc., Class A†	2,525	33,658
NetSuite, Inc.†	4,433	303,616
Progress Software Corp.†	425	10,251
Salesforce.com, Inc.†	3,997	295,099
ServiceNow, Inc.†	5,147	314,893
		957,517
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,050	39,606
Athletic Footwear — 0.5%
NIKE, Inc., Class B	7,349	451,743
Audio/Video Products — 0.0%
VOXX International Corp.†	625	2,794
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	500	7,695
Dana Holding Corp.	3,375	47,554
Delphi Automotive PLC	4,515	338,715
Tower International, Inc.	1,875	51,000
		444,964
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,550	104,241
Banks-Commercial — 1.5%
1st Source Corp.	760	24,198
BancFirst Corp.	1,100	62,733
BancorpSouth, Inc.	2,950	62,864
Banner Corp.	700	29,428
BBCN Bancorp, Inc.	975	14,810
Capital Bank Financial Corp., Class A	3,025	93,321
Cathay General Bancorp, Class B	1,150	32,579
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Central Pacific Financial Corp.	4,875	$106,129
Chemical Financial Corp.	450	16,061
Citizens & Northern Corp.	300	5,964
City Holding Co.	725	34,640
CoBiz Financial, Inc.	775	9,161
CVB Financial Corp.	4,950	86,377
East West Bancorp, Inc.	68	2,209
FCB Financial Holdings, Inc., Class A†	1,450	48,227
First Commonwealth Financial Corp.	6,100	54,046
First Financial Bancorp	100	1,818
First Interstate BancSystem, Inc., Class A	375	10,549
FNB Corp.	1,800	23,418
Fulton Financial Corp.	1,225	16,391
Great Western Bancorp, Inc.	825	22,498
Guaranty Bancorp	475	7,344
MainSource Financial Group, Inc.	400	8,436
National Penn Bancshares, Inc.	825	8,778
OFG Bancorp	3,175	22,193
PacWest Bancorp	3,901	144,922
Sierra Bancorp	325	5,899
Simmons First National Corp., Class A	475	21,408
Southside Bancshares, Inc.	213	5,553
Southwest Bancorp, Inc.	575	8,654
Suffolk Bancorp	1,547	39,046
TCF Financial Corp.	2,950	36,167
UMB Financial Corp.	450	23,233
Union Bankshares Corp.	4,159	102,436
Webster Financial Corp.	275	9,873
West Bancorporation, Inc.	1,125	20,509
Westamerica Bancorporation	3,700	180,227
Wilshire Bancorp, Inc.	2,150	22,145
		1,424,244
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,775	43,079
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	15,546	721,179
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,967	193,690
Broadcast Services/Program — 0.0%
Nexstar Broadcasting Group, Inc., Class A	1,025	45,377
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,700	48,620
Building Products-Cement — 0.4%
Continental Building Products, Inc.†	2,775	51,504
Vulcan Materials Co.	3,603	380,369
		431,873

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.0%
MasTec, Inc.†	1,575	$31,878
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	13,221	807,539
Time Warner Cable, Inc.	1,050	214,851
		1,022,390
Casino Hotels — 0.0%
Boyd Gaming Corp.†	500	10,330
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	9,212	352,820
Chemicals-Diversified — 0.5%
Innophos Holdings, Inc.	1,125	34,774
Olin Corp.	1,000	17,370
PPG Industries, Inc.	3,864	430,797
		482,941
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	5,275	50,113
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,500	85,275
OMNOVA Solutions, Inc.†	3,425	19,043
		104,318
Commercial Services — 0.8%
Aramark	5,893	195,176
CoStar Group, Inc.†	984	185,159
HMS Holdings Corp.†	2,525	36,234
Medifast, Inc.	175	5,283
Nielsen Holdings PLC	3,643	191,841
ServiceMaster Global Holdings, Inc.†	5,365	202,153
		815,846
Commercial Services-Finance — 0.2%
EVERTEC, Inc.	450	6,291
Heartland Payment Systems, Inc.	700	67,599
McGraw Hill Financial, Inc.	1,293	127,981
Vantiv, Inc., Class A†	650	35,022
		236,893
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,018	180,531
Aspen Technology, Inc.†	5,825	210,457
		390,988
Computer Services — 0.9%
Amdocs, Ltd.	4,597	277,751
Barracuda Networks, Inc.†	1,775	27,335
Cognizant Technology Solutions Corp., Class A†	3,849	241,332
Convergys Corp.	5,850	162,454
Insight Enterprises, Inc.†	900	25,776
Manhattan Associates, Inc.†	400	22,748
Science Applications International Corp.	1,550	82,677
Unisys Corp.†	6,575	50,628
		890,701
Security Description	Shares	Value (Note 2)
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	3,215	$203,895
Computers — 1.8%
Apple, Inc.	15,529	1,692,506
Consulting Services — 0.3%
Franklin Covey Co.†	550	9,675
Verisk Analytics, Inc.†	3,185	254,545
		264,220
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	650	18,155
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	7,635	378,620
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	11,350	145,847
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	5,166	364,978
Estee Lauder Cos., Inc., Class A	5,010	472,493
		837,471
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	5,473	302,602
Data Processing/Management — 0.3%
CSG Systems International, Inc.	2,925	132,093
Fair Isaac Corp.	1,050	111,394
		243,487
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	875	12,259
Diagnostic Kits — 0.1%
Quidel Corp.†	5,250	90,615
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	300	18,762
Distribution/Wholesale — 0.4%
Essendant, Inc.	4,275	136,501
Fastenal Co.	4,618	226,282
Titan Machinery, Inc.†	2,050	23,698
		386,481
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	2,799	213,592
Blount International, Inc.†	600	5,988
Dover Corp.	3,444	221,552
		441,132
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	3,500	11,305
Heron Therapeutics, Inc.†	1,150	21,838
Revance Therapeutics, Inc.†	625	10,913
		44,056
E-Commerce/Products — 1.0%
Amazon.com, Inc.†	1,550	920,142

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 0.5%
Priceline Group, Inc.†	359	$462,737
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,075	19,350
Electric-Generation — 0.1%
Atlantic Power Corp.	21,400	52,644
Electric-Integrated — 0.2%
Avista Corp.	350	14,273
El Paso Electric Co.	1,400	64,232
NorthWestern Corp.	375	23,156
PNM Resources, Inc.	1,025	34,563
Portland General Electric Co.	2,050	80,955
		217,179
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.†	300	6,915
Sanmina Corp.†	1,800	42,084
Stoneridge, Inc.†	4,450	64,792
Vishay Intertechnology, Inc.	1,300	15,873
ZAGG, Inc.†	2,250	20,272
		149,936
Electronic Components-Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	2,125	25,181
Broadcom, Ltd.	2,453	378,988
Intersil Corp., Class A	3,950	52,812
InvenSense, Inc.†	17,350	145,740
Microsemi Corp.†	323	12,374
Rovi Corp.†	8,325	170,746
Silicon Laboratories, Inc.†	250	11,240
Texas Instruments, Inc.	4,771	273,951
		1,071,032
Electronic Connectors — 1.0%
Amphenol Corp., Class A	10,307	595,951
TE Connectivity, Ltd.	5,124	317,278
		913,229
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	11,995	282,842
Mentor Graphics Corp.	2,850	57,941
		340,783
Electronic Forms — 0.5%
Adobe Systems, Inc.†	4,950	464,310
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	6,166	185,658
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	2,150	165,055
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	825	7,788
REX American Resources Corp.†	3,525	195,532
		203,320
Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 0.3%
Argan, Inc.	1,850	$65,046
EMCOR Group, Inc.	2,950	143,370
VSE Corp.	825	56,009
		264,425
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,350	104,052
Enterprise Software/Service — 0.5%
Tyler Technologies, Inc.†	1,524	196,001
Ultimate Software Group, Inc.†	1,294	250,389
Xactly Corp.†	2,975	20,379
		466,769
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	6,675	251,447
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	125	22,694
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	975	38,386
Synchrony Financial†	7,620	218,389
		256,775
Finance-Credit Card — 1.3%
MasterCard, Inc., Class A	6,137	579,947
Visa, Inc., Class A	9,017	689,620
		1,269,567
Finance-Investment Banker/Broker — 0.3%
Cowen Group, Inc., Class A†	5,900	22,479
E*TRADE Financial Corp.†	7,558	185,095
Investment Technology Group, Inc.	2,200	48,620
KCG Holdings, Inc., Class A†	2,325	27,784
		283,978
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	922	216,799
MarketAxess Holdings, Inc.	975	121,709
		338,508
Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†	17,369	133,220
NMI Holdings, Inc., Class A†	2,900	14,645
		147,865
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	275	9,554
Food-Confectionery — 0.5%
Hershey Co.	5,198	478,684
Food-Dairy Products — 0.1%
Dean Foods Co.	3,500	60,620
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	1,000	34,810
Darling Ingredients, Inc.†	14,500	190,965
Pinnacle Foods, Inc.	1,625	72,605
		298,380

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 0.6%
Ingles Markets, Inc., Class A	1,225	$45,938
Kroger Co.	12,806	489,829
Smart & Final Stores, Inc.†	375	6,075
		541,842
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	5,610	262,155
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	7,400	103,600
Gas-Distribution — 0.2%
AGL Resources, Inc.	650	42,341
Laclede Group, Inc.	825	55,894
New Jersey Resources Corp.	1,325	48,270
Piedmont Natural Gas Co., Inc.	775	46,368
Southwest Gas Corp.	700	46,095
		238,968
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,150	55,660
Hotels/Motels — 0.2%
Diamond Resorts International, Inc.†	850	20,655
Hilton Worldwide Holdings, Inc.	9,400	211,688
		232,343
Housewares — 0.1%
NACCO Industries, Inc., Class A	825	47,363
Human Resources — 0.1%
Barrett Business Services, Inc.	1,800	51,750
Cross Country Healthcare, Inc.†	7,550	87,806
		139,556
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	1,775	73,201
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	725	23,918
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,572	514,547
Instruments-Controls — 0.9%
Honeywell International, Inc.	4,378	490,555
Sensata Technologies Holding NV†	8,746	339,695
Watts Water Technologies, Inc., Class A	125	6,891
		837,141
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	2,850	47,880
CNO Financial Group, Inc.	4,800	86,016
Primerica, Inc.	1,175	52,323
		186,219
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 0.0%
Kemper Corp.	1,425	$42,137
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	225	3,555
First American Financial Corp.	400	15,244
Global Indemnity PLC†	275	8,561
Navigators Group, Inc.†	625	52,419
ProAssurance Corp.	1,000	50,600
Stewart Information Services Corp.	175	6,349
		136,728
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	325	15,503
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	29,575	93,161
Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	10,414	1,188,237
Internet Content-Information/News — 0.2%
LinkedIn Corp., Class A†	731	83,590
WebMD Health Corp.†	1,850	115,865
		199,455
Internet Security — 0.1%
AVG Technologies NV†	2,350	48,763
Mimecast, Ltd.†	1,500	14,595
Rapid7, Inc.†	875	11,436
VASCO Data Security International, Inc.†	1,675	25,795
		100,589
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	427	145,424
Federated Investors, Inc., Class B	425	12,261
		157,685
Lasers-System/Components — 0.0%
Coherent, Inc.†	250	22,975
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	300	19,980
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	1,000	43,400
DXP Enterprises, Inc.†	2,200	38,632
Kadant, Inc.	1,625	73,385
Roper Technologies, Inc.	1,608	293,894
		449,311
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,996	277,005
Medical Instruments — 0.5%
Boston Scientific Corp.†	16,254	305,738
CONMED Corp.	350	14,679
LivaNova PLC†	1,075	58,028
NuVasive, Inc.†	750	36,488
SurModics, Inc.†	3,359	61,839
		476,772

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 0.2%
Orthofix International NV†	2,298	$95,413
Penumbra, Inc.†	125	5,750
Wright Medical Group NV†	3,664	60,822
		161,985
Medical-Biomedical/Gene — 3.1%
Aduro Biotech, Inc.†	225	2,882
Aegerion Pharmaceuticals, Inc.†	1,675	6,198
Alder Biopharmaceuticals, Inc.†	6,380	156,246
Amgen, Inc.	6,325	948,307
Applied Genetic Technologies Corp.†	125	1,748
Ardelyx, Inc.†	450	3,497
Arrowhead Pharmaceuticals, Inc.	4,800	23,136
Atara Biotherapeutics, Inc.†	725	13,797
Avalanche Biotechnologies, Inc.†	625	3,231
Bellicum Pharmaceuticals, Inc.†	1,875	17,531
Biogen, Inc.†	1,897	493,827
Blueprint Medicines Corp.†	600	10,830
Cambrex Corp.†	375	16,500
Celgene Corp.†	6,624	662,996
ChemoCentryx, Inc.†	1,025	2,552
Coherus Biosciences, Inc.†	1,025	21,761
Dimension Therapeutics, Inc.†	1,375	10,766
Edge Therapeutics, Inc.†	1,450	13,268
Halozyme Therapeutics, Inc.†	1,475	13,968
Idera Pharmaceuticals, Inc.†	2,600	5,148
Infinity Pharmaceuticals, Inc.†	2,700	14,229
Karyopharm Therapeutics, Inc.†	2,100	18,732
Kite Pharma, Inc.†	375	17,216
MacroGenics, Inc.†	875	16,406
Merrimack Pharmaceuticals, Inc.†	1,900	15,903
Nivalis Therapeutics, Inc.†	1,900	7,923
Prothena Corp. PLC†	1,075	44,247
PTC Therapeutics, Inc.†	2,325	14,973
Regeneron Pharmaceuticals, Inc.†	807	290,875
Sage Therapeutics, Inc.†	800	25,648
Spark Therapeutics, Inc.†	750	22,132
Tokai Pharmaceuticals, Inc.†	1,200	6,732
Trius Therapeutics, Inc. CVR†(1)(3)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	500	31,655
Versartis, Inc.†	775	6,216
		2,961,076
Medical-Drugs — 2.9%
AbbVie, Inc.	9,716	554,978
ACADIA Pharmaceuticals, Inc.†	2,000	55,920
Adamas Pharmaceuticals, Inc.†	1,300	18,798
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Aimmune Therapeutics, Inc.†	500	$6,780
Allergan PLC†	2,128	570,368
Amicus Therapeutics, Inc.†	4,050	34,222
Anacor Pharmaceuticals, Inc.†	675	36,079
Bristol-Myers Squibb Co.	10,915	697,250
Chiasma, Inc.†	775	7,099
Chimerix, Inc.†	550	2,811
Dicerna Pharmaceuticals, Inc.†	300	1,608
FibroGen, Inc.†	1,200	25,548
Global Blood Therapeutics, Inc.†	1,200	19,032
Immune Design Corp.†	1,000	13,000
Intra-Cellular Therapies, Inc.†	150	4,170
Ironwood Pharmaceuticals, Inc.†	18,235	199,491
Mallinckrodt PLC†	5,576	341,697
Ophthotech Corp.†	575	24,305
Orexigen Therapeutics, Inc.†	6,525	3,672
Pacira Pharmaceuticals, Inc.†	700	37,086
Prestige Brands Holdings, Inc.†	1,325	70,742
Radius Health, Inc.†	750	23,580
Relypsa, Inc.†	875	11,856
Synergy Pharmaceuticals, Inc.†	9,150	25,254
TherapeuticsMD, Inc.†	725	4,640
		2,789,986
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,150	13,800
Avexis, Inc.†	425	11,577
		25,377
Medical-HMO — 0.2%
Centene Corp.†	1,750	107,748
Molina Healthcare, Inc.†	1,525	98,347
		206,095
Medical-Hospitals — 0.3%
Adeptus Health, Inc., Class A†	375	20,827
Universal Health Services, Inc., Class B	2,486	310,054
		330,881
Medical-Outpatient/Home Medical — 0.0%
Addus HomeCare Corp.†	625	10,744
Amsurg Corp.†	475	35,435
		46,179
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	3,425	138,439
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	11,046	223,350
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	2,975	21,390
Surgical Care Affiliates, Inc.†	4,000	185,120
		206,510

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.6%
Walt Disney Co.	5,970	$592,881
Networking Products — 0.2%
NETGEAR, Inc.†	1,550	62,573
Polycom, Inc.†	9,925	110,664
		173,237
Office Furnishings-Original — 0.0%
Interface, Inc.	857	15,889
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	17,175	154,231
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	4,225	8,957
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,400	65,198
Bill Barrett Corp.†	14,325	89,102
Rex Energy Corp.†	5,350	4,110
Stone Energy Corp.†	9,225	7,288
Unit Corp.†	1,625	14,316
		180,014
Oil Field Machinery & Equipment — 0.0%
Exterran Corp.†	187	2,891
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	250	9,995
Alon USA Energy, Inc.	1,125	11,610
Phillips 66	779	67,454
Western Refining, Inc.	525	15,272
		104,331
Oil-Field Services — 0.2%
Archrock, Inc.	850	6,800
Baker Hughes, Inc.	1,819	79,727
Basic Energy Services, Inc.†	1,850	5,106
Gulfmark Offshore, Inc., Class A†	5,275	32,547
Key Energy Services, Inc.†	12,025	4,442
Pioneer Energy Services Corp.†	3,550	7,810
SEACOR Holdings, Inc.†	1,450	78,952
		215,384
Paper & Related Products — 0.0%
Domtar Corp.	550	22,275
Pharmacy Services — 0.7%
Diplomat Pharmacy, Inc.†	7,815	214,131
Express Scripts Holding Co.†	6,761	464,413
		678,544
Poultry — 0.1%
Pilgrim's Pride Corp.†	2,250	57,150
Sanderson Farms, Inc.	600	54,108
		111,258
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,500	86,975
Security Description	Shares	Value (Note 2)
Printing-Commercial — 0.2%
Deluxe Corp.	1,425	$89,048
Ennis, Inc.	3,175	62,071
		151,119
Protection/Safety — 0.0%
Landauer, Inc.	1,000	33,070
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	3,150	62,811
Racetracks — 0.0%
Speedway Motorsports, Inc.	1,150	22,805
Real Estate Investment Trusts — 2.4%
American Assets Trust, Inc.	1,275	50,898
American Tower Corp.	6,420	657,215
Armada Hoffler Properties, Inc.	175	1,969
ARMOUR Residential REIT, Inc.	1,950	41,983
Ashford Hospitality Prime, Inc.	158	1,844
Ashford Hospitality Trust, Inc.	550	3,509
Capstead Mtg. Corp.	8,075	79,862
CBL & Associates Properties, Inc.	1,400	16,660
CoreSite Realty Corp.	3,100	217,031
Cousins Properties, Inc.	350	3,633
CYS Investments, Inc.	19,425	158,119
DCT Industrial Trust, Inc.	668	26,366
DiamondRock Hospitality Co.	1,350	13,662
EastGroup Properties, Inc.	750	45,277
EPR Properties	825	54,961
Equity LifeStyle Properties, Inc.	475	34,547
FelCor Lodging Trust, Inc.	1,300	10,556
First Industrial Realty Trust, Inc.	675	15,350
Franklin Street Properties Corp.	1,175	12,467
Gladstone Commercial Corp.	275	4,505
Government Properties Income Trust	1,275	22,759
Gramercy Property Trust	1,700	14,365
Hersha Hospitality Trust	2,375	50,682
Hospitality Properties Trust	1,400	37,184
LTC Properties, Inc.	2,175	98,397
Mack-Cali Realty Corp.	1,225	28,788
Monogram Residential Trust, Inc.	1,200	11,832
National Retail Properties, Inc.	525	24,255
Pennsylvania Real Estate Investment Trust	1,350	29,498
Post Properties, Inc.	725	43,311
Potlatch Corp.	2,500	78,750
PS Business Parks, Inc.	250	25,128
Ramco-Gershenson Properties Trust	2,500	45,075
RLJ Lodging Trust	3,525	80,652

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Saul Centers, Inc.	675	$35,788
Silver Bay Realty Trust Corp.	300	4,455
Simon Property Group, Inc.	1,067	221,605
Summit Hotel Properties, Inc.	450	5,387
Taubman Centers, Inc.	450	32,053
		2,340,378
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,853	217,394
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,750	64,190
Forestar Group, Inc.†	8,800	114,752
St. Joe Co.†	275	4,716
		183,658
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	3,486	343,301
Research & Development — 0.1%
INC Research Holdings, Inc.†	950	39,150
PAREXEL International Corp., Class A†	900	56,457
		95,607
Respiratory Products — 0.1%
Inogen, Inc.†	2,725	122,571
Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	2,875	90,677
Children's Place, Inc.	2,770	231,212
Guess?, Inc.	1,000	18,770
		340,659
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	274	218,293
Retail-Building Products — 0.9%
Lowe's Cos., Inc.	11,030	835,522
Retail-Discount — 0.9%
Big Lots, Inc.	1,825	82,654
Costco Wholesale Corp.	1,912	301,293
Dollar Tree, Inc.†	5,875	484,453
		868,400
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,082	278,798
Retail-Hair Salons — 0.2%
Regis Corp.†	10,125	153,799
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,275	35,101
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	750	28,980
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	200	16,982
Retail-Restaurants — 1.5%
Bloomin' Brands, Inc.	1,175	19,822
Bob Evans Farms, Inc.	1,000	46,690
Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Bravo Brio Restaurant Group, Inc.†	2,200	$17,050
Chipotle Mexican Grill, Inc.†	464	218,530
DineEquity, Inc.	125	11,679
Dunkin' Brands Group, Inc.	5,485	258,728
Jack in the Box, Inc.	1,725	110,176
Ruby Tuesday, Inc.†	3,750	20,175
Sonic Corp.	5,150	181,074
Starbucks Corp.	9,302	555,329
		1,439,253
Retail-Video Rentals — 0.2%
Outerwall, Inc.	5,795	214,357
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	2,025	22,214
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,675	210,088
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	425	5,466
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	5,775	99,908
Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp.	325	5,148
BankFinancial Corp.	250	2,955
Beneficial Bancorp, Inc.†	1,192	16,318
Capitol Federal Financial, Inc.	275	3,647
Charter Financial Corp.	1,050	14,175
Flushing Financial Corp.	975	21,079
Investors Bancorp, Inc.	3,225	37,539
Meridian Bancorp, Inc.	8,175	113,796
Northfield Bancorp, Inc.	8,475	139,329
OceanFirst Financial Corp.	900	15,912
Oritani Financial Corp.	2,100	35,637
		405,535
Schools — 0.2%
K12, Inc.†	1,275	12,610
Strayer Education, Inc.†	2,725	132,843
		145,453
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	700	10,367
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	4,025	82,271
Semiconductor Equipment — 0.2%
Cohu, Inc.	6,900	81,972
Tessera Technologies, Inc.	775	24,025
Xcerra Corp.†	8,500	55,420
		161,417
Steel-Producers — 0.1%
Commercial Metals Co.	675	11,455
Worthington Industries, Inc.	2,325	82,863
		94,318

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	7,875	$25,751
Telecom Services — 0.1%
EarthLink Holdings Corp.	9,800	55,566
Ooma, Inc.†	2,575	15,192
Vonage Holdings Corp.†	1,150	5,256
West Corp.	2,650	60,473
		136,487
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	7,305	203,956
Plantronics, Inc.	2,450	96,015
		299,971
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	24,100	93,267
General Communication, Inc., Class A†	325	5,954
Windstream Holdings, Inc.	3,600	27,648
		126,869
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	3,906
Sinclair Broadcast Group, Inc., Class A	3,775	116,081
		119,987
Therapeutics — 0.2%
aTyr Pharma, Inc.†	2,300	9,062
Axsome Therapeutics, Inc.†	1,850	15,910
Cara Therapeutics, Inc.†	550	3,421
Flexion Therapeutics, Inc.†	1,400	12,880
Mirati Therapeutics, Inc.†	925	19,795
Neurocrine Biosciences, Inc.†	1,150	45,482
Portola Pharmaceuticals, Inc.†	350	7,140
Proteostasis Therapeutics, Inc.†	800	7,712
Seres Therapeutics, Inc.†	600	15,936
Xencor, Inc.†	925	12,414
Zafgen, Inc.†	175	1,169
		150,921
Tobacco — 0.5%
Altria Group, Inc.	7,370	461,804
Universal Corp.	700	39,767
		501,571
Toys — 0.2%
Mattel, Inc.	5,758	193,584
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,500	51,975
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,000	42,270
Transport-Services — 0.2%
Matson, Inc.	3,650	146,620
Security Description	Shares/ Principal Amount(14)		Value (Note 2)
Transport-Truck — 0.1%
ArcBest Corp.		1,550	$33,464
P.A.M. Transportation Services, Inc.†		309	9,517
Swift Transportation Co.†		1,625	30,274
USA Truck, Inc.†		2,900	54,636
			127,891
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†		250	15,390
Water — 0.1%
American States Water Co.		2,950	116,112
Web Hosting/Design — 0.1%
Web.com Group, Inc.†		3,875	76,803
Web Portals/ISP — 2.3%
Alphabet, Inc., Class C†		2,893	2,155,140
Blucora, Inc.†		1,975	10,191
			2,165,331
Wireless Equipment — 0.4%
InterDigital, Inc.		2,625	146,081
Motorola Solutions, Inc.		2,524	191,067
Ubiquiti Networks, Inc.†		2,475	82,343
			419,491
Total Common Stocks (cost $50,035,492)			55,701,350
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(3)(4)	EUR	200,000	210,170
Banco Santander SA FRS 6.25% due 03/12/2019(4)	EUR	100,000	101,965
			312,135
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(4)	GBP	100,000	134,289
Diversified Banking Institutions — 0.6%
Barclays PLC FRS 8.25% due 12/15/2018(4)		200,000	199,594
Credit Suisse Group AG FRS 6.25% due 12/18/2024(4)		225,000	206,617
Societe Generale SA FRS 8.25% due 11/29/2018(4)		200,000	201,500
			607,711
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056(3)		8,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068		30,000	32,025

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	$65,000	$91,195
Total Preferred Securities/Capital Securities (cost $1,319,358)		1,177,356
ASSET BACKED SECURITIES — 15.2%
Diversified Financial Services — 15.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.60% due 01/25/2037(5)	77,725	75,172
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	8,053
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.07% due 07/27/2026*(6)	250,000	247,812
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.47% due 04/20/2023*(6)	188,222	187,430
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034(3)	12,313	11,421
Atrium XI FRS Series 11-A, Class B 2.77% due 10/23/2025*(6)	250,000	247,315
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(7)	91,254	94,579
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000	204,056
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.66% due 02/25/2036(5)	152,945	136,007
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	67,212	69,762
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(7)	35,281	36,140
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	13,825	13,295
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,829	1,829
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.09% due 04/27/2027*(6)	$250,000	$248,112
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.07% due 10/15/2026*(6)	250,000	252,042
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.11% due 04/17/2026*(6)	250,000	247,445
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.10% due 05/24/2026*(6)	250,000	248,050
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000	107,984
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	70,984
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(7)	125,000	137,753
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(7)	29,776	31,161
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(5)	83,965	79,752
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(7)	103,871	105,897
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	97,418	101,632
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(7)	74,329	77,634
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	93,020
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	110,377
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	132,896

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(7)	$75,000	$79,854
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(7)	128,000	136,008
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(7)	127,000	135,002
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	133,175
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	65,558
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(7)	65,000	71,522
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(7)	45,000	50,347
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(7)	88,443	90,257
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.84% due 06/10/2046(7)	8,672	8,663
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	4,347	4,360
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	57,426	53,083
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	2,958	2,770
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(7)	545	545
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(7)	31,133	31,366
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(7)(8)	1,037,412	57,505
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(7)	132,000	140,808
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(3)	45,886	46,957
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	$85,000	$85,039
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.43% due 05/25/2035(5)	136,608	122,425
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	28,515	28,472
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	115,000	114,488
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	19,994
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	154,378
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,012
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	39,837
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	11,994
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.17% due 01/24/2027*(6)	250,000	248,417
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	111,993
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	35,777
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	90,000	94,932
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	128,531
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(7)	100,000	108,018
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	125,162

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(7)	$55,000	$60,125
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.53% due 03/25/2037(3)	218,567	109,553
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.85% due 04/25/2036(5)	12,478	10,432
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.88% due 03/25/2047(5)	38,083	31,265
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.91% due 01/25/2036(5)	57,288	52,843
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.96% due 04/25/2035(5)	49,102	46,459
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	135,000	136,823
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(7)	160,000	160,211
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.97% due 05/25/2035(5)	79,344	72,068
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	98,409	104,563
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(7)	101,000	109,298
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	95,000	105,139
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(7)	152,235	154,545
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(7)	92,229	94,746
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	80,005	83,400
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(7)	106,000	108,997
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(7)	$120,000	$128,620
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	120,000	129,092
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	44,618	45,557
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(7)	28,722	28,718
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	77,897	79,490
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.08% due 04/15/2041(7)	110,215	116,511
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.43% due 01/01/2020*(5)	88,982	87,663
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.43% due 04/01/2020*(5)	88,276	85,628
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.44% due 10/01/2020*(5)	140,152	137,389
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.90% due 10/23/2025*(6)	250,000	246,963
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.64% due 02/25/2035(5)	62,831	62,553
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.73% due 12/25/2034(5)	38,516	37,650
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(7)	106,887	108,884
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	48,083	49,853

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(7)	$63,610	$65,688
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(7)(8)	292,680	18,145
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(7)	110,000	117,900
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,912
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	100,000	104,101
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(7)	124,983	126,071
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(7)	95,000	97,274
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	54,786	57,089
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(7)	46,176	48,966
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	47,274	41,961
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% due 10/25/2035(5)	190,682	172,790
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.09% due 08/04/2025*(6)	250,000	248,267
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.56% due 06/25/2036(5)	129,615	95,835
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	17,187	17,148
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	370,000	371,955
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.17% due 02/15/2026*(6)	$250,000	$248,662
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.15% due 04/17/2027*(6)	215,000	213,431
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	115,000	114,936
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.04% due 11/20/2023*(6)	200,000	200,050
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	135,855
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.53% due 02/25/2037(3)	42,716	22,131
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.17% due 04/17/2026*(6)	250,000	248,937
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.07% due 04/30/2027*(6)	250,000	246,992
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.13% due 04/15/2027*(6)	250,000	247,022
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)(9)	197,581	97,932
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.91% due 08/25/2035(5)	132,930	98,794
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	3,206	3,161
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.56% due 05/25/2037(3)	101,747	65,132
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.69% due 02/20/2047(5)	98,884	83,684
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.15% due 04/15/2027*(6)	250,000	248,222
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.68% due 11/25/2036(3)	160,000	105,227

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(3)	$69,024	$68,739
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.12% due 04/20/2027*(6)	250,000	247,792
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	70,000	72,628
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.10% due 04/18/2027*(6)	250,000	247,615
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.02% due 10/14/2026*(6)	250,000	250,577
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(5)	119,424	105,324
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(7)(8)	997,615	70,723
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	70,063
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.74% due 10/25/2036(5)	58,248	53,674
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(5)	3,050	3,038
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(5)	126,902	126,312
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(5)	88,764	89,281
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	125,000	124,921
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(7)	75,000	80,114
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	130,853
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	$110,000	$120,304
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	55,028
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(7)	35,000	38,675
Total Asset Backed Securities (cost $14,643,375)		14,646,828
U.S. CORPORATE BONDS & NOTES — 12.3%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	35,000	35,852
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	10,000	10,159
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	20,000	20,485
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	16,772
		47,416
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	30,000	26,110
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	65,000	61,213
		87,323
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	45,000	46,237
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	15,000	15,368
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	100,000	103,981
		119,349
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	15,000	19,542

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	$11,000	$10,986
Ford Motor Credit Co. LLC Senior Notes 3.16% due 08/04/2020	200,000	204,014
General Motors Co. Senior Notes 6.60% due 04/01/2036	15,000	16,506
General Motors Co. Senior Notes 6.75% due 04/01/2046	5,000	5,684
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	50,000	49,989
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	80,000	82,033
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	110,000	113,553
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	31,378
		533,685
Banks-Commercial — 0.3%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	248,199
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	60,000	62,070
		310,269
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	40,000	40,962
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	10,000	10,125
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	60,000	62,058
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	75,000	76,173
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	50,000	50,632
Security Description	Principal Amount(14)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$80,000	$85,867
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	85,000	98,501
		383,356
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	30,000	28,950
Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,643
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	10,000	10,219
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	210,000	218,321
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	70,246
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	225,000	251,451
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	20,000	20,167
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	38,002
		654,049
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	51,250
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	63,450
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,500
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	80,000	80,379

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Heavy Construction (continued)
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	$85,000	$84,923
		165,302
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	61,350
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,787
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	25,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,325
		148,462
Cable/Satellite TV — 1.0%
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	46,000	47,380
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	65,000	66,419
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	40,000	41,811
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	55,000	58,015
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	120,000	133,527
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	85,000	87,836
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	70,000	72,881
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	58,574
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	33,839
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	33,753
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	70,000	67,524
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,530
Security Description	Principal Amount(14)	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	$60,000	$61,950
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	35,000	31,070
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	25,873
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	49,510
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	90,000	105,380
		978,872
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	35,000	35,295
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	20,950
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	29,700
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,360
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	35,000	36,137
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,450
		106,597
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	24,687
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Senior Notes 2.45% due 10/05/2017*	75,000	75,490
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	27,095
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	5,000	5,203

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	$15,000	$15,628
		20,831
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	30,000	30,750
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,325
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	5,000	5,263
		15,588
Diagnostic Equipment — 0.0%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	30,000	30,973
Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,074
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	50,000	49,748
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	75,000	75,114
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	42,078
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	10,000	10,183
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	30,000	33,110
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	150,000	172,481
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	55,000	60,391
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	149,277
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	40,000	40,788
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	120,000	120,749
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	$25,000	$25,633
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	75,000	78,543
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	55,000	60,187
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	55,000	55,707
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	80,000	80,659
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	76,090
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,352
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,187
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	5,000	5,226
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	65,000	66,032
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	29,960
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,587
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	55,950
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	57,973
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	54,944
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	25,000	25,337
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	70,000	71,684
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,687
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	43,299

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	$120,000	$124,816
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,781
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,419
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	149,717
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	33,928
Morgan Stanley Senior Notes 1.88% due 01/05/2018	150,000	150,477
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,296
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	60,000	60,063
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,685
Morgan Stanley Senior Notes 4.30% due 01/27/2045	30,000	30,187
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	38,000	39,105
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,417
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	136,567
		2,486,488
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,888
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,887
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	56,750
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	51,025
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	63,481
		179,031
Security Description	Principal Amount(14)	Value (Note 2)
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	$60,000	$63,075
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	15,000	14,738
Navient Corp. Senior Notes 8.45% due 06/15/2018	45,000	48,206
Synchrony Financial Senior Notes 2.60% due 01/15/2019	60,000	60,128
		123,072
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	35,000	36,501
Visa, Inc. Senior Notes 4.30% due 12/14/2045	50,000	54,700
		91,201
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	43,932
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	722
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	15,000	2
		44,657
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	35,000	35,737
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	5,000	5,178
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	10,000	10,092
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	35,000	35,950
		46,042

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	$35,000	$35,407
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	41,300
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	40,000	40,996
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./ KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,437
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,100
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,190
		6,290
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,738
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,251
		55,989
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,113
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	94,229
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,113
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	25,000	24,563
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	41,393
Security Description	Principal Amount(14)	Value (Note 2)
Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	$15,000	$16,239
		57,632
Medical Products — 0.1%
Stryker Corp. Senior Notes 2.63% due 03/15/2021	30,000	30,592
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	85,000	84,971
		115,563
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	15,282
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	26,417
		41,699
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	66,346
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,259
		76,605
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,171
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,302
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	24,678
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	52,734
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	50,000	50,414
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	70,000	70,612
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	37,233
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	59,262
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	22,934

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	$15,000	$15,525
		373,865
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	20,250
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	20,000	20,488
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,413
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,487
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,412
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	20,000	20,900
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	60,000	63,900
		179,850
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,117
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	35,000	36,647
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	75,000	90,213
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	35,000	42,421
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	127,861
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	40,000	51,058
		348,200
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	115,000	117,288
Security Description	Principal Amount(14)	Value (Note 2)
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	$60,000	$60,528
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	40,000	40,837
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,824
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	15,000	13,800
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	15,000	14,700
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	20,000	20,797
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	17,765
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	18,428
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	63,508
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	25,000	24,957
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	5,000	5,077
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	40,000	40,315
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,475
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	7,300
		342,311
Oil Companies-Integrated — 0.3%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	25,000	24,151
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	45,000	46,994
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	40,000	41,758
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	50,000	50,885

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	$40,000	$40,682
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	20,000	20,469
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	45,000	38,187
		263,126
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	4,913
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	25,000	25,381
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,815
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	24,406
		28,221
Pipelines — 0.5%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	4,781
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	25,000	20,531
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	70,000	67,375
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	73,738
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	80,000	68,905
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	10,000	10,418
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	10,927
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	50,000	42,549
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	10,000	10,814
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines (continued)
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	$6,000	$5,533
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	10,000	9,232
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	10,000	9,118
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	22,949
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,925
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	24,750
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	90,576
		487,121
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	87,137
American Tower Corp. Senior Notes 3.45% due 09/15/2021	25,000	25,564
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,302
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	67,145
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	10,000	10,137
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,698
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,829
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,216
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	67,088
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	50,000	54,598
		410,714

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	$75,000	$78,130
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	31,887
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,906
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,896
		66,689
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,750
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	75,000	77,839
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	20,000	21,582
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	55,000	63,697
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,628	9,347
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	11,640	12,881
		185,346
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	5,000	5,325
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 2.75% due 12/09/2020	20,000	20,715
Security Services — 0.0%
ADT Corp. Senior Notes 6.25% due 10/15/2021	35,000	35,175
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,100
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	10,125
Security Description	Principal Amount(14)	Value (Note 2)
Steel-Producers (continued)
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	$30,000	$23,400
		43,625
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,550
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,159
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	25,000	25,292
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	41,555
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	25,000	26,345
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,652
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	53,650
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	10,250
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	109,000	108,454
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	10,110
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	175,000	168,000
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	9,000	9,029
		527,496
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,668
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	73,080
		88,748
Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	39,739

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	$100,000	$97,082
Union Pacific Corp. Senior Notes 2.75% due 03/01/2026	10,000	10,169
		107,251
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,393
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	20,554
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,067
		71,014
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,971
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	101,439
		106,410
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,425
Total U.S. Corporate Bonds & Notes (cost $11,545,990)		11,827,502
FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.9%
Bank of Nova Scotia/The Sub. Notes 4.50% due 12/16/2025	115,000	114,808
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	200,000	210,846
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	204,285
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	112,000	121,390
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	193,270
		844,599
Security Description	Principal Amount(14)	Value (Note 2)
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	$30,000	$29,550
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	120,979
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,823
		152,802
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	60,000	61,860
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,215
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,259
		8,474
Insurance-Life/Health — 0.0%
Manulife Financial Corp. Senior Notes 4.15% due 03/04/2026	40,000	40,865
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	155,000	156,831
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	140,000	143,949
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,343
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	25,000	25,579
		351,702
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	5,000	4,873
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 6.50% due 05/15/2019	70,000	69,846
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000	18,225
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	3,540
		91,611

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	$25,000	$25,383
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	10,000	8,891
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	45,000	36,744
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	90,000	90,317
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	35,000	27,552
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	60,000	43,140
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	25,000	26,187
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	65,000	54,008
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	20,000	21,330
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	5,000	5,223
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	50,000	47,654
		386,429
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000	23,594
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000	20,150
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	56,561
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	32,644
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,000
Total Foreign Corporate Bonds & Notes (cost $2,163,690)		2,131,714
Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	$5,000	$6,015
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	83,325
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	16,057
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(3)	175,000	53,156
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(3)	85,000	25,819
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(3)	25,000	7,594
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	14,720
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	91,862
State of California General Obligation Bonds 7.63% due 03/01/2040	75,000	114,778
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	15,000	14,027
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	57,961
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	83,357
Total Municipal Bonds & Notes (cost $589,296)		568,671
U.S. GOVERNMENT AGENCIES — 16.2%
Federal Home Loan Mtg. Corp. — 3.4%
2.12% due 02/01/2037 FRS	3,729	3,870
2.50% due 01/01/2028	7,076	7,300
2.50% due 04/01/2028	24,651	25,401
3.00% due 08/01/2027	11,056	11,581

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 10/01/2042	$18,976	$19,568
3.00% due 11/01/2042	14,677	15,053
3.00% due 02/01/2043	39,976	40,998
3.00% due 08/01/2043	178,152	182,968
3.00% due 07/01/2045	294,248	301,526
3.50% due 03/01/2042	9,239	9,682
3.50% due 08/01/2042	53,310	55,867
3.50% due 09/01/2043	41,339	43,536
3.50% due April TBA	700,000	732,404
4.00% due 03/01/2023	8,284	8,613
4.00% due 10/01/2043	47,540	50,787
4.00% due April TBA	500,000	533,633
4.50% due 01/01/2039	1,708	1,855
5.00% due 05/01/2020	81,919	84,646
5.00% due 05/01/2034	27,321	30,322
5.50% due 07/01/2034	6,292	7,056
5.50% due 05/01/2037	3,714	4,161
6.00% due 08/01/2026	23,865	27,011
6.50% due 05/01/2029	1,624	1,849
6.50% due 05/01/2036	184	209
7.50% due 08/01/2023	76	81
7.50% due 08/01/2025	1,358	1,363
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust Series 2013-K502, Class B 2.64% due 03/25/ 2045 VRS*(7)	100,000	100,174
Series 2014-K503, Class B 3.01% due 10/25/ 2047 VRS*(7)	70,000	69,742
Series 2012-K706, Class B 4.03% due 11/25/ 2044 VRS*(7)	60,000	61,605
Series 2010-K8, Class B 5.25% due 09/25/ 2043 VRS*(7)	80,000	87,027
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)(5)	5,833	5,921
Series 1577, Class PK 6.50% due 09/15/2023(5)	4,895	5,353
Series 1226, Class Z 7.75% due 03/15/2022(5)	500	533
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN4, Class M2 2.83% due 10/25/2024(5)	218,469	220,441
Series 2015-DNA2, Class M2 3.03% due 12/25/2027(5)	250,000	250,078
Series DNA3, Class M2 3.28% due 04/25/2028(5)	280,000	281,887
		3,284,101
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. — 10.4%
2.35% due 05/01/2037 FRS	$6,119	$6,399
2.50% due 02/01/2043	85,187	84,912
2.50% due 03/01/2043	170,732	170,181
2.50% due April TBA	100,000	102,656
2.58% due 10/01/2040 FRS	5,909	6,261
2.64% due 03/01/2027	29,460	29,805
2.78% due 03/01/2027	63,000	64,347
2.97% due 06/01/2027	110,000	114,091
2.97% due 06/01/2030	124,000	124,087
3.00% due 12/01/2027	13,077	13,688
3.00% due 01/01/2028	19,342	20,253
3.00% due April TBA	2,700,000	2,780,860
3.50% due 08/01/2026	25,056	26,499
3.50% due 09/01/2026	14,748	15,627
3.50% due 10/01/2028	85,615	90,610
3.50% due April TBA	3,200,000	3,355,125
4.00% due 11/01/2040	20,654	22,129
4.00% due 12/01/2040	53,812	57,666
4.00% due 11/01/2041	7,128	7,636
4.00% due 01/01/2042	18,841	20,184
4.00% due 11/01/2043	32,460	34,680
4.00% due 12/01/2043	16,023	17,399
4.00% due April TBA	600,000	641,062
4.50% due 01/01/2039	4,993	5,430
4.50% due 06/01/2039	58,959	64,725
4.50% due 09/01/2039	12,008	13,098
4.50% due 05/01/2041	12,355	13,440
4.50% due April TBA	600,000	652,875
5.00% due 03/01/2018	1,710	1,771
5.00% due 06/01/2019	1,118	1,159
5.00% due 03/01/2020	4,489	4,751
5.00% due 05/01/2035	3,617	4,010
5.00% due 07/01/2040	70,623	78,278
5.00% due April TBA	700,000	774,375
5.50% due 05/01/2020	22,605	23,629
5.50% due 06/01/2020	18,147	18,865
5.50% due 12/01/2029	3,323	3,724
5.50% due 06/01/2035	221,247	250,756
5.50% due 06/01/2036	93,682	106,014
5.50% due 08/01/2037	17,267	19,437
5.50% due 06/01/2038	15,608	17,690
6.00% due 06/01/2017	911	929
6.00% due 06/01/2021	53,393	56,446
6.00% due 12/01/2033	11,717	13,573
6.00% due 05/01/2034	9,828	11,312
6.00% due 08/01/2034	2,083	2,394
6.00% due 11/01/2038	3,017	3,444
7.00% due 06/01/2037	25,185	31,047
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	10,339	10,361
		9,989,690
Government National Mtg. Assoc. — 2.4%
3.00% due April TBA	800,000	828,703
3.50% due April TBA	400,000	422,750
4.00% due 07/15/2041	48,019	51,476

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(14)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 08/15/2041		$14,887	$15,942
4.00% due 10/15/2041		35,781	38,359
4.00% due April TBA		600,000	641,531
4.50% due 06/15/2041		246,883	268,937
6.00% due 11/15/2028		27,465	30,994
7.00% due 07/15/2033		12,335	14,773
8.50% due 11/15/2017		104	107
9.00% due 11/15/2021		173	195
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(5)		1,064	1,245
Series 2005-74, Class HC 7.50% due 09/16/2035(5)		7,029	8,162
			2,323,174
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		10,000	10,192
Total U.S. Government Agencies (cost $15,426,681)			15,607,157
U.S. GOVERNMENT TREASURIES — 3.2%
United States Treasury Bonds — 0.2%
2.50% due 02/15/2045		5,000	4,875
3.00% due 05/15/2045(16)		58,000	62,552
4.38% due 11/15/2039(10)		99,200	133,490
			200,917
United States Treasury Notes — 3.0%
0.13% due 07/15/2024 TIPS(11)		972,777	976,121
0.25% due 01/15/2025 TIPS(11)		1,315,276	1,326,356
0.38% due 07/15/2025 TIPS(11)		499,495	510,402
			2,812,879
Total U.S. Government Treasuries (cost $2,901,354)			3,013,796
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Sovereign — 1.4%
Brazil Letras do Tesouro Nacional Bills zero coupon due 04/01/2016	BRL	292,000	81,166
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(11)	BRL	769,548	214,137
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(11)	BRL	270,767	73,599
Government of Japan Senior Bonds 0.10% due 08/15/2016	JPY	50,000,000	444,578
Government of Romania Bonds 5.80% due 07/26/2027	RON	280,000	84,522
Security Description	Shares/ Principal Amount(14)		Value (Note 2)
Sovereign (continued)
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(11)	UYU	1,829,787	$46,454
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(11)	UYU	2,502,507	72,946
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(11)	UYU	644,856	18,999
Republic of Argentina Senior Notes 2.26% due 12/31/2038	EUR	60,000	39,872
Republic of Colombia Bonds 3.00% due 03/25/2033(11)	COP	137,391,755	39,013
Republic of Turkey Bonds 2.50% due 05/04/2016(11)	TRY	595,688	209,605
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020(3)		15,000	5,025
Total Foreign Government Obligations (cost $1,343,599)			1,329,916
OPTIONS — PURCHASED†(3)(12) — 0.0%
Put Options — Purchased (cost $3,175)		492,000	1,955
Total Long-Term Investment Securities (cost $99,972,010)			106,006,245
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Commercial Paper — 0.9%
BNP Paribas SA NY 0.24% due 04/01/2016		$900,000	900,000
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/2016		555,000	555,000
Total Short-Term Investment Securities (cost $1,455,000)			1,455,000
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(13)		115,000	115,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		45,000	45,000
BNP Paribas SA Joint Repurchase Agreement(13)		90,000	90,000
Deutsche Bank AG Joint Repurchase Agreement(13)		90,000	90,000
RBS Securities, Inc. Joint Repurchase Agreement(13)		60,000	60,000
Total Repurchase Agreements (cost $400,000)			400,000
TOTAL INVESTMENTS (cost $101,827,010)(15)		112.1%	107,861,245
Liabilities in excess of other assets		(12.1)	(11,628,184)
NET ASSETS		100.0%	$96,233,061

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $10,016,925 representing 10.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,906	$976.54	0.00%

(3)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $840,642 representing 0.9% of net assets.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)    The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  Principal amount of security is adjusted for inflation.

(12)  Options Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	April 2016	$6.46	328,000	$2,085	$1,011	$(1,074)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	May 2016	6.47	164,000	1,091	944	(147)
				$3,176	$1,955	$(1,221)

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

BRL — Brazilian Real

COP — Colombian Peso

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

EUR — Euro Dollar

GBP — Pound Sterling

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
5	Long	Russell 2000 Mini Index	June 2016	$540,290	$554,800	$14,510
2	Short	U.S. Treasury 2 Year Notes	June 2016	437,375	437,500	(125)
63	Long	U.S. Treasury 5 Year Notes	June 2016	7,641,464	7,633,336	(8,128)
79	Short	U.S. Treasury 10 Year Notes	June 2016	10,309,341	10,300,859	8,482
4	Short	U.S. Treasury 10 Year Ultra Bonds	June 2016	560,880	563,000	(2,120)
5	Short	U.S. Treasury Long Bonds	June 2016	829,188	822,188	7,000
13	Long	U.S. Treasury Ultra Bonds	June 2016	2,259,683	2,242,906	(16,777)
						$2,842

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(9,259)
	TRY	250,000	USD	84,818	06/15/2016	—	(2,120)
	USD	34,992	THB	1,238,000	06/15/2016	141	—
	USD	84,885	TRY	250,000	06/15/2016	2,053	—
	USD	96,131	EUR	85,000	03/15/2017	1,809	—
						4,003	(11,379)
Barclays Bank PLC	IDR	1,665,000,000	USD	124,635	04/01/2016	—	(931)
	IDR	379,000,000	USD	26,256	05/18/2016	—	(2,435)
	USD	125,047	IDR	1,665,000,000	04/01/2016	519	—
						519	(3,366)
BNP Paribas SA	USD	42,694	ZAR	638,000	04/18/2016	401	—
	USD	20,312	ZAR	307,000	06/15/2016	190	—
						591	—
Calyon Bank	PEN	22,000	USD	6,316	06/15/2016	—	(259)
Citibank N.A.	EUR	281,000	USD	314,988	04/29/2016	—	(5,002)
	USD	32,316	UYU	1,025,000	04/04/2016	18	—
	UYU	1,025,000	USD	31,538	04/04/2016	—	(796)
						18	(5,798)
Commonwealth Bank of Australia Sydney	USD	40,047	EUR	35,000	03/15/2017	281	—
Credit Suisse International	TRY	599,815	USD	206,815	05/04/2016	—	(4,079)
Deutsche Bank AG	CNY	240,000	USD	36,419	07/28/2016	—	(469)
	IDR	406,750,000	USD	29,799	09/21/2016	—	(257)
						—	(726)
Goldman Sachs International	BRL	230,000	USD	64,627	04/04/2016	661	—
	BRL	265,000	USD	70,084	07/05/2016	—	(1,777)
	CNY	65,000	USD	9,886	07/28/2016	—	(104)
	IDR	1,665,000,000	USD	127,099	04/01/2016	1,534	—
	USD	124,635	IDR	1,665,000,000	04/01/2016	931	—
	USD	62,305	BRL	230,000	04/04/2016	1,661	—
	USD	48,220	IDR	745,000,000	05/18/2016	8,176	—
	USD	120,118	IDR	1,627,000,000	09/21/2016	103	—
	ZAR	307,000	USD	18,639	06/15/2016	—	(1,862)
						13,066	(3,743)
HSBC Bank USA, N.A.	IDR	813,500,000	USD	59,926	09/21/2016	—	(184)
	USD	127,735	UYU	4,100,000	04/04/2016	1,603	—
	UYU	4,100,000	USD	127,100	04/04/2016	—	(2,237)
	UYU	4,100,000	USD	122,505	06/30/2016	—	(2,648)
						1,603	(5,069)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	GBP	100,000	USD	141,465	04/29/2016	$—	$(2,171)
	IDR	366,000,000	USD	25,285	05/18/2016	—	(2,421)
	PEN	54,000	USD	15,533	06/15/2016	—	(607)
	RON	343,000	USD	85,598	06/15/2016	—	(1,812)
	USD	32,316	UYU	1,025,000	04/04/2016	18	—
	USD	5,606	EUR	5,000	04/29/2016	87	—
	USD	7,142	GBP	5,000	04/29/2016	40	—
	USD	48,652	CNY	305,000	07/28/2016	—	(1,774)
	UYU	1,025,000	USD	31,529	04/04/2016	—	(806)
						145	(9,591)
Morgan Stanley and Co., Inc.	BRL	485,000	USD	122,374	04/04/2016	—	(12,511)
	BRL	290,000	USD	73,853	04/06/2016	—	(6,752)
	BRL	765,000	USD	202,821	08/17/2016	—	(1,988)
	JPY	50,049,000	USD	445,943	08/15/2016	—	(666)
	USD	134,147	BRL	485,000	04/04/2016	738	—
	USD	57,070	THB	2,020,000	06/15/2016	254	—
						992	(21,917)
Royal Bank of Canada	USD	25,212	MXN	441,000	06/15/2016	149	—
Standard Chartered Bank	IDR	406,750,000	USD	29,842	09/21/2016	—	(213)
	MXN	531,000	USD	29,368	06/15/2016	—	(1,170)
	THB	3,258,000	USD	91,209	06/15/2016	—	(1,246)
						—	(2,629)
State Street Bank and Trust Co.	PEN	3,000	USD	870	06/15/2016	—	(27)
	USD	5,138	MXN	90,000	06/15/2016	38	—
	USD	23,283	PEN	79,000	06/15/2016	329	—
	ZAR	638,000	USD	39,781	04/18/2016	—	(3,315)
						367	(3,342)
Net Unrealized Appreciation(Depreciation)						$21,734	$(71,898)

BRL — Brazilian Real
CNY — Chinese Yuan
EUR — Euro Dollar
GBP — Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
PEN — Peruvian Nuevo Sol
RON — Romanian Lue
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	435	06/15/2026	3 month LIBOR	1.78%	$—	$(3,909)
USD	439	06/15/2026	3 month LIBOR	1.79	—	(4,152)
						$(8,061)

Over the Counter Cross-Currency Interest Rate Swap Contracts

Swap Counterparty	Receive	Pay	Termination Date	Notional Amount of Currency Received (000's)	Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	3.30% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	09/21/2021	CNY 585	$90	$4,594

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,961,076	$—	$0	$2,961,076
Television	116,081	—	3,906	119,987
Other Industries	52,620,287	—	—	52,620,287
Preferred Securities/Capital Securities	—	1,177,356	—	1,177,356
Asset Backed Securities	—	14,646,828	—	14,646,828
U.S. Corporate Bonds & Notes	—	11,827,502	—	11,827,502
Foreign Corporate Bonds & Notes:	—	2,131,714	—	2,131,714
Municipal Bonds & Notes	—	568,671	—	568,671
U.S. Government Agencies	—	15,607,157	—	15,607,157
U.S. Government Treasuries	—	3,013,796	—	3,013,796
Foreign Government Obligations	—	1,329,916	—	1,329,916
Options - Purchased	—	1,955	—	1,955
Short-Term Investment Securities	—	1,455,000	—	1,455,000
Repurchase Agreements	—	400,000	—	400,000
Total Investments at Value*	$55,697,444	$52,159,895	$3,906	$107,861,245
Other Financial Instruments:†
Futures Contracts	$29,992	$—	$—	$29,992
Forward Foreign Currency Contracts	—	21,734	—	21,734
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	4,594	—	4,594
Total Other Financial Instruments	$29,992	$26,328	$—	$56,320
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$27,150	$—	$—	$27,150
Forward Foreign Currency Contracts	—	71,898	—	71,898
Centrally Cleared Interest Rate Swap Contracts	—	8,061	—	8,061
Total Other Financial Instruments	$27,150	$79,959	$—	$107,109

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Diversified Financial Services	25.2%
Federal National Mtg. Assoc.	16.5
Federal Home Loan Mtg. Corp.	6.1
Diversified Banking Institutions	5.6
United States Treasury Notes	4.7
Government National Mtg. Assoc.	4.1
Banks-Commercial	2.6
Cable/Satellite TV	2.4
Sovereign	2.2
Medical-Biomedical/Gene	2.2
Medical-Drugs	2.0
Web Portals/ISP	1.8
Computers	1.5
Real Estate Investment Trusts	1.4
Finance-Credit Card	1.2
Oil Companies-Integrated	1.1
Brewery	1.1
Multimedia	1.1
Municipal Bonds & Notes	1.0
Internet Content-Entertainment	1.0
Applications Software	0.9
Telephone-Integrated	0.9
Oil Companies-Exploration & Production	0.9
Retail-Restaurants	0.8
Auto-Cars/Light Trucks	0.8
Repurchase Agreements	0.8
E-Commerce/Products	0.8
Pipelines	0.8
Electronic Connectors	0.7
Instruments-Controls	0.7
Cosmetics & Toiletries	0.7
Retail-Building Products	0.7
Banks-Super Regional	0.7
Retail-Discount	0.6
Medical-HMO	0.6
Commercial Services	0.6
Aerospace/Defense	0.6
Medical-Generic Drugs	0.6
Beverages-Non-alcoholic	0.6
Medical-Hospitals	0.6
Tobacco	0.6
Computer Services	0.5
Pharmacy Services	0.5
Electronic Components-Semiconductors	0.5
Cellular Telecom	0.5
Industrial Gases	0.4
Commercial Paper	0.4
Airlines	0.4
Food-Retail	0.4
Food-Confectionery	0.4
E-Commerce/Services	0.4
Finance-Consumer Loans	0.4
Electronic Forms	0.4
Enterprise Software/Service	0.4
Medical Instruments	0.4
Athletic Footwear	0.4
Chemicals-Diversified	0.4
Diversified Manufacturing Operations	0.4
Containers-Metal/Glass	0.3
Retail-Drug Store	0.3
Apparel Manufacturers	0.3%
Electric-Integrated	0.3
Building Products-Cement	0.3
United States Treasury Bonds	0.3
Auto/Truck Parts & Equipment-Original	0.3
Recreational Vehicles	0.3
Food-Wholesale/Distribution	0.3
Building-Heavy Construction	0.3
Finance-Other Services	0.3
Transport-Rail	0.3
Medical Information Systems	0.2
Cruise Lines	0.2
Machinery-General Industrial	0.2
Building-Residential/Commercial	0.2
Retail-Gardening Products	0.2
Finance-Investment Banker/Broker	0.2
Electronic Design Automation	0.2
Medical Products	0.2
Consulting Services	0.2
Aerospace/Defense-Equipment	0.2
Trucking/Leasing	0.2
Telecommunication Equipment	0.2
Networking Products	0.2
Wireless Equipment	0.2
Building Societies	0.2
Distribution/Wholesale	0.2
Metal Processors & Fabrication	0.2
Retail-Auto Parts	0.2
Real Estate Management/Services	0.2
Hotels/Motels	0.2
Computer Software	0.2
Computer Aided Design	0.2
Beverages-Wine/Spirits	0.2
Toys	0.2
Agricultural Chemicals	0.2
Insurance-Property/Casualty	0.1
Electronic Measurement Instruments	0.1
Real Estate Operations & Development	0.1
Commercial Services-Finance	0.1
Television	0.1
Insurance-Mutual	0.1
Investment Management/Advisor Services	0.1
Transport-Services	0.1
Entertainment Software	0.1
Electric-Generation	0.1
Oil-Field Services	0.1
Financial Guarantee Insurance	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Broadcast Services/Program	0.1
Insurance Brokers	0.1
Paper & Related Products	0.1
Building Products-Wood	0.1
Insurance-Life/Health	0.1
Food-Misc./Diversified	0.1
Steel-Producers	0.1
Hazardous Waste Disposal	0.1
Oil Refining & Marketing	0.1
Banks-Fiduciary	0.1
Internet Content-Information/News	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Funeral Services & Related Items	0.1%
Advertising Agencies	0.1
Casino Hotels	0.1
Insurance-Multi-line	0.1
Diagnostic Equipment	0.1
Data Processing/Management	0.1
Security Services	0.1
Batteries/Battery Systems	0.1
118.9%
Credit Quality†#
Aaa	51.7%
Aa	3.0
A	7.9
Baa	15.1
Ba	6.9
B	1.2
Caa	1.5
Ca	0.9
Not Rated@	11.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.9%
Aerospace/Defense — 0.5%
Northrop Grumman Corp.	1,194	$236,292
Teledyne Technologies, Inc.†	1,533	135,119
		371,411
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	1,437	143,844
Airlines — 0.4%
United Continental Holdings, Inc.†	4,939	295,649
Apparel Manufacturers — 0.2%
Carter's, Inc.	1,681	177,144
Applications Software — 0.7%
NetSuite, Inc.†	2,562	175,471
Salesforce.com, Inc.†	2,312	170,695
ServiceNow, Inc.†	2,997	183,357
		529,523
Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,244	260,879
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	2,655	199,178
Banks-Commercial — 0.1%
PacWest Bancorp	1,807	67,130
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	9,050	419,830
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,145	112,748
Building Products-Cement — 0.3%
Vulcan Materials Co.	2,101	221,803
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	7,699	470,255
Time Warner Cable, Inc.	590	120,726
		590,981
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	5,301	203,028
Chemicals-Diversified — 0.4%
PPG Industries, Inc.	2,255	251,410
Commercial Services — 0.6%
Aramark	3,437	113,833
CoStar Group, Inc.†	566	106,504
Nielsen Holdings PLC	2,028	106,795
ServiceMaster Global Holdings, Inc.†	3,092	116,507
		443,639
Commercial Services-Finance — 0.1%
McGraw Hill Financial, Inc.	750	74,235
Computer Aided Design — 0.2%
ANSYS, Inc.†	1,274	113,972
Computer Services — 0.4%
Amdocs, Ltd.	2,625	158,603
Cognizant Technology Solutions Corp., Class A†	2,223	139,382
		297,985
Security Description	Shares	Value (Note 2)
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	1,859	$117,898
Computers — 1.4%
Apple, Inc.	9,044	985,706
Consulting Services — 0.2%
Verisk Analytics, Inc.†	1,841	147,133
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	4,386	217,502
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,010	212,656
Estee Lauder Cos., Inc., Class A	2,916	275,008
		487,664
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	3,160	174,716
Distribution/Wholesale — 0.2%
Fastenal Co.	2,689	131,761
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,602	122,248
Dover Corp.	1,972	126,859
		249,107
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	903	536,057
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	215	277,126
Electronic Components-Semiconductors — 0.5%
Broadcom, Ltd.	1,413	218,308
Texas Instruments, Inc.	2,747	157,733
		376,041
Electronic Connectors — 0.7%
Amphenol Corp., Class A	6,004	347,151
TE Connectivity, Ltd.	2,923	180,992
		528,143
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	6,908	162,891
Electronic Forms — 0.4%
Adobe Systems, Inc.†	2,883	270,425
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,483	104,873
Enterprise Software/Service — 0.4%
Tyler Technologies, Inc.†	877	112,791
Ultimate Software Group, Inc.†	813	157,315
		270,106
Finance-Consumer Loans — 0.2%
Synchrony Financial†	4,405	126,247
Finance-Credit Card — 1.0%
MasterCard, Inc., Class A	3,547	335,191
Visa, Inc., Class A	5,166	395,096
		730,287
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	4,369	106,997

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	533	$125,330
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	8,420	64,581
Food-Confectionery — 0.4%
Hershey Co.	3,025	278,572
Food-Retail — 0.4%
Kroger Co.	7,454	285,116
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	3,240	151,405
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	5,418	122,013
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,108	303,657
Instruments-Controls — 0.7%
Honeywell International, Inc.	2,645	296,372
Sensata Technologies Holding NV†	5,094	197,851
		494,223
Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	6,028	687,795
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	370	42,310
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	253	86,164
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	937	171,256
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,264	175,418
Medical Instruments — 0.3%
Boston Scientific Corp.†	10,167	191,241
Medical-Biomedical/Gene — 2.1%
Alder Biopharmaceuticals, Inc.†	3,991	97,740
Amgen, Inc.	3,683	552,192
Biogen, Inc.†	1,187	309,000
Celgene Corp.†	3,857	386,047
Regeneron Pharmaceuticals, Inc.†	483	174,092
		1,519,071
Medical-Drugs — 1.9%
AbbVie, Inc.	5,864	334,952
Allergan PLC†	1,239	332,089
Bristol-Myers Squibb Co.	6,356	406,021
Ironwood Pharmaceuticals, Inc.†	9,468	103,580
Mallinckrodt PLC†	3,247	198,976
		1,375,618
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	1,566	195,312
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	6,426	$129,934
Multimedia — 0.5%
Walt Disney Co.	3,477	345,301
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	816	38,001
Oil Refining & Marketing — 0.1%
Phillips 66	451	39,052
Oil-Field Services — 0.1%
Baker Hughes, Inc.	1,059	46,416
Pharmacy Services — 0.5%
Diplomat Pharmacy, Inc.†	4,545	124,533
Express Scripts Holding Co.†	3,767	258,755
		383,288
Real Estate Investment Trusts — 0.7%
American Tower Corp.	3,716	380,407
Simon Property Group, Inc.	619	128,560
		508,967
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,075	126,119
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	2,003	197,255
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	159	126,674
Retail-Building Products — 0.7%
Lowe's Cos., Inc.	6,420	486,315
Retail-Discount — 0.6%
Costco Wholesale Corp.	1,103	173,811
Dollar Tree, Inc.†	3,392	279,704
		453,515
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,808	163,552
Retail-Restaurants — 0.8%
Chipotle Mexican Grill, Inc.†	268	126,220
Dunkin' Brands Group, Inc.	3,191	150,519
Starbucks Corp.	5,371	320,649
		597,388
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	4,211	117,571
Television — 0.0%
ION Media Networks, Inc.†(1)(3)(10)	10	9,765
Tobacco — 0.4%
Altria Group, Inc.	4,335	271,631
Toys — 0.2%
Mattel, Inc.	3,310	111,282
Web Portals/ISP — 1.8%
Alphabet, Inc., Class C†	1,685	1,255,241
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	1,450	109,765
Total Common Stocks (cost $20,553,364)		22,561,183

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/09/2019(2)(3)	EUR	200,000	$210,170
Banco Santander SA FRS 6.25% due 03/12/2019(2)	EUR	100,000	101,965
			312,135
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(2)	GBP	100,000	134,289
Diversified Banking Institutions — 0.9%
Credit Suisse Group AG FRS 6.25% due 12/18/2024(2)		200,000	183,660
Societe Generale SA FRS 8.25% due 11/29/2018(2)		200,000	201,500
UBS Group AG FRS 5.75% due 02/19/2022(2)	EUR	200,000	229,002
			614,162
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)		16,000	2
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068		35,000	37,362
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		80,000	112,240
Total Preferred Securities/ Capital Securities (cost $1,342,121)			1,210,190
ASSET BACKED SECURITIES — 25.2%
Diversified Financial Services — 25.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.60% due 01/25/2037(4)		88,829	85,910
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		15,000	15,099
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.07% due 07/27/2026*(5)		250,000	247,813
Apidos CLO XVII FRS Series 2014-17A, Class A1A 2.12% due 04/17/2026*(5)		250,000	248,697
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.47% due 04/20/2023*(5)		188,222	187,430
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034(3)		24,627	22,842
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Atrium XI FRS Series 11-A, Class B 2.77% due 10/23/2025*(5)	$250,000	$247,315
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(6)	101,375	105,069
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	214,258
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.66% due 02/25/2036(4)	177,365	157,722
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	76,813	79,728
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(6)	39,201	40,156
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	16,458	15,827
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	3,824	3,824
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.74% due 07/15/2025*(5)	250,000	245,830
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.09% due 04/27/2027*(5)	250,000	248,113
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.07% due 10/15/2026*(5)	250,000	252,042
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.10% due 01/25/2026*(5)	250,000	246,768
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.11% due 04/17/2026*(5)	250,000	247,445
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.10% due 05/24/2026*(5)	250,000	248,050
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	130,436
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	70,000	76,444

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(6)	$34,030	$35,613
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(4)	104,684	99,432
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	111,565	113,741
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	115,458	120,452
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(6)	81,086	84,692
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	129,302
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	147,170
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	164,440
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(6)	90,000	95,824
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	45,000	48,242
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(6)	156,000	165,760
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	155,000	164,766
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	162,408
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	71,021
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(6)	50,110	56,065
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	217,181
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,289	107,449
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.84% due 06/10/2046(6)	10,600	10,588
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	$4,347	$4,360
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	73,189	67,654
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	3,913	3,663
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	614	613
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	34,246	34,502
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(6)(7)	1,259,361	69,808
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(6)	161,000	171,743
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(3)	48,865	50,007
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	105,048
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 2.10% due 07/15/2026*(5)	250,000	248,990
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.97% due 04/18/2026*(5)	250,000	247,480
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.43% due 05/25/2035(4)	170,760	153,031
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	28,515	28,472
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	24,993
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,237
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,024
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	44,816

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	$23,000	$22,988
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.17% due 01/24/2027*(5)	250,000	248,417
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	127,265
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	36,308
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	106,448
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	156,380
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	110,000	118,820
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	152,371
GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(6)	65,000	71,057
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.53% due 03/25/2037(3)	266,040	133,347
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.85% due 04/25/2036(4)	13,865	11,591
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.88% due 03/25/2047(4)	45,135	37,055
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.91% due 01/25/2036(4)	70,149	64,706
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.96% due 04/25/2035(4)	63,833	60,397
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	160,000	162,160
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	175,230
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.97% due 05/25/2035(4)	104,139	94,589
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	118,091	125,476
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(6)	$121,000	$130,941
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	116,206
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	184,527	187,327
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(6)	101,938	104,719
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	98,117
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	127,000	130,591
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.78% due 12/15/2048(6)	146,000	156,487
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	145,000	155,986
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	195,000	216,376
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	52,730	53,840
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	85,687	87,439
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.08% due 04/15/2041(6)	127,850	135,153
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.43% due 01/01/2020*(4)	88,982	87,663
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.43% due 04/01/2020*(4)	176,553	171,256
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.44% due 10/01/2020*(4)	172,569	169,166

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.90% due 10/23/2025*(5)	$250,000	$246,963
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.64% due 02/25/2035(4)	31,794	31,653
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.73% due 12/25/2034(4)	48,886	47,787
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	115,438	117,594
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	52,795	54,738
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(6)	94,738	97,833
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(6)(7)	357,169	22,143
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	144,696
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	27,390
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	109,306
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	137,912	139,113
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	107,513
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	63,214	65,872
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(6)	50,374	53,417
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	54,970	48,792
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% due 10/25/2035(4)	251,109	227,548
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.56% due 06/25/2036(4)	$158,145	$116,931
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	33,514	33,439
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	450,000	452,378
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.17% due 02/15/2026*(5)	250,000	248,662
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.15% due 04/17/2027*(5)	215,000	213,431
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	135,000	134,925
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 2.12% due 02/15/2027*(5)	250,000	248,685
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	171,076
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.53% due 02/25/2037(3)	44,574	23,093
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.17% due 04/17/2026*(5)	250,000	248,937
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.07% due 04/30/2027*(5)	250,000	246,993
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.13% due 04/15/2027*(5)	250,000	247,023
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)(8)	240,953	119,429
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.91% due 08/25/2035(4)	151,666	112,718
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	6,411	6,323
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.56% due 05/25/2037(3)	114,257	73,140
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.69% due 02/20/2047(4)	123,314	104,358
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.15% due 04/15/2027*(5)	250,000	248,223

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.68% due 11/25/2036(3)	$200,000	$131,533
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(3)	76,988	76,671
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	95,217	94,960
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.12% due 04/20/2027*(5)	250,000	247,793
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	83,003
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.10% due 04/18/2027*(5)	250,000	247,615
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.02% due 10/14/2026*(5)	250,000	250,577
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(4)	145,386	128,221
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(6)(7)	997,615	70,723
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	113,179
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(6)	10,000	7,460
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.74% due 10/25/2036(4)	71,690	66,060
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(4)	6,028	6,003
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(4)	169,203	168,417
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(4)	116,123	116,799
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	140,000	139,912
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.81% due 02/15/2044*(6)(7)	$570,453	$18,205
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	85,000	90,795
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	158,419
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	125,000	136,709
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	60,518
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	45,000	49,725
Total Asset Backed Securities (cost $17,786,554)		17,778,696
U.S. CORPORATE BONDS & NOTES — 19.9%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	40,974
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,238
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	26,000	26,631
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	20,000	22,363
		64,232
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	50,000	43,517
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	70,000	65,921
		109,438
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,375
Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	40,000	40,982

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software (continued)
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	$100,000	$103,981
		144,963
Auto-Cars/Light Trucks — 0.8%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,972
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	200,000	208,119
General Motors Co. Senior Notes 6.60% due 04/01/2036	20,000	22,008
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,368
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	100,000	99,977
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	75,000	76,906
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	118,715
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	31,378
		590,443
Banks-Commercial — 0.5%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	248,199
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	72,415
		320,614
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	45,000	46,083
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	40,000	40,500
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	75,000	77,573
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	95,000	96,486
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	20,000	20,253
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	$25,000	$25,582
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	30,000	32,200
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	79,122
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	95,000	110,089
		481,805
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	33,775
Brewery — 1.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,643
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,328
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	255,000	265,104
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	86,456
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	275,000	307,329
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	25,209
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	47,503
		792,572
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	70,000	71,750
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	74,025

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	$29,000	$31,900
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	90,000	90,426
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	99,909
		190,335
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	71,575
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,787
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,325
		163,687
Cable/Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	50,000	51,500
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	95,000	97,075
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	50,000	52,263
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	70,000	73,837
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	125,000	139,091
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	95,000	98,170
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	85,000	88,499
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	63,899
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	40,000	45,119
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	38,574
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	$70,000	$67,524
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	8,825
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	68,145
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	39,947
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	20,000	20,698
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	55,011
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	120,000	140,507
		1,148,684
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	40,000	40,338
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	20,950
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	33,412
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,360
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	40,000	41,300
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,675
		120,697
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	29,625
Computer Services — 0.1%
Hewlett Packard Enterprise Co. Senior Notes 2.45% due 10/05/2017*	90,000	90,588
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	45,158

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	$5,000	$5,203
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,628
		20,831
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	35,875
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,325
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,525
		20,850
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	35,000	36,135
Diversified Banking Institutions — 4.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,066
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	100,000	99,496
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	25,000	25,038
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	25,000	25,457
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	38,628
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	182,000	209,277
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	115,000	126,272
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	80,000	79,614
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	50,000	50,986
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	245,000	246,530
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	$35,000	$35,887
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	80,000	83,779
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	65,000	71,130
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,643
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	65,000	65,535
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	71,018
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	25,000	25,440
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	15,000	15,678
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	76,191
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,372
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,752
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	68,384
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	86,960
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	94,360
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	50,000	50,673
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	75,000	76,804
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,417
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	54,124
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	125,000	130,016

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	$35,000	$38,245
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,419
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	172,750
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	39,583
Morgan Stanley Senior Notes 1.88% due 01/05/2018	155,000	155,493
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,222
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	80,085
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,913
Morgan Stanley Senior Notes 4.30% due 01/27/2045	15,000	15,094
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	36,000	37,047
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,834
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,431
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	109,253
		2,955,896
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,700
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	14,662
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	56,750
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	71,435
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	76,177
		226,724
Security Description	Principal Amount(12)	Value (Note 2)
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	$75,000	$78,844
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	10,000	9,825
Navient Corp. Senior Notes 8.45% due 06/15/2018	65,000	69,631
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,150
		149,606
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	41,715
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	65,640
		107,355
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	54,915
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	1,372
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	26,000	2
		56,291
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,948
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	10,355
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	30,000	30,278
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	25,000	25,678
		55,956
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,465

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	$40,000	$41,300
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,245
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,438
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,150
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,665
		17,815
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	45,831
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,418
		71,249
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,113
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	101,477
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,150
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	29,475
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	50,000	51,741
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	20,000	21,652
		73,393
Security Description	Principal Amount(12)	Value (Note 2)
Medical Products — 0.2%
Stryker Corp. Senior Notes 2.63% due 03/15/2021	$40,000	$40,789
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	109,963
		150,752
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	20,376
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	36,984
		57,360
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	76,554
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,388
		91,942
Medical-HMO — 0.6%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,171
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,302
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	49,357
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	52,733
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	55,000	55,456
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	85,000	85,744
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	69,147
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	59,261
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	22,934
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,525
		450,630

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	$25,000	$25,312
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	51,220
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,825
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,488
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,975
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	26,125
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,875
		214,820
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,140
Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	40,000	41,883
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	95,000	114,270
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	72,721
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	147,040
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	35,000	44,675
		420,589
Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	135,000	137,686
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	70,000	70,616
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	45,000	45,941
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	$15,000	$16,236
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	15,000	13,800
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	19,600
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	25,996
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	22,207
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	23,035
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	79,385
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	30,000	29,948
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,155
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	45,000	45,354
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,475
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	7,300
		413,048
Oil Companies-Integrated — 0.4%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	25,000	24,151
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	50,000	52,216
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	52,197
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	60,000	61,062
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	50,000	50,852
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	25,000	25,587

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	$55,000	$46,673
		312,738
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,825
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	30,000	30,457
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,491
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	29,288
		39,779
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,200
Pipelines — 0.8%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	4,781
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,467
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	8,212
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,394
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	82,775
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	65,063
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	100,000	86,132
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	15,000	15,626
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,326
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	10,926
Security Description	Principal Amount(12)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	$40,000	$34,039
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,221
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	15,000	13,833
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	15,000	13,849
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	27,539
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,925
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,965
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	24,750
Williams Partners LP Senior Notes 3.60% due 03/15/2022	120,000	98,810
		535,633
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	92,263
American Tower Corp. Senior Notes 3.45% due 09/15/2021	45,000	46,014
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,303
HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	82,640
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,205
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,698
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	26,036
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,216

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	$61,000	$67,088
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	75,000	81,897
		489,360
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	104,173
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	38,264
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,906
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,896
		73,066
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,750
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	110,000	114,164
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	10,000	10,791
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	75,278
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	12,942	14,020
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	21,488	23,780
		238,033
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/ Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	5,000	5,325
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 2.75% due 12/09/2020	20,000	20,715
Security Description	Principal Amount(12)	Value (Note 2)
Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	$35,000	$35,175
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,100
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,188
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	35,000	27,300
		52,588
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,550
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,159
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	50,000	50,583
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	45,000	46,749
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	20,000	21,076
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	29,583
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	70,000	68,282
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	10,250
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	121,000	120,394
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	50,547
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	31,000	31,053
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	124,000	119,040
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	42,136
		639,852

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	$15,000	$15,668
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	78,300
		93,968
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	48,105
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	125,000	121,353
Union Pacific Corp. Senior Notes 2.75% due 03/01/2026	10,000	10,169
		131,522
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,393
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	25,693
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,076
		81,162
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	138,811
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,425
Total U.S. Corporate Bonds & Notes (cost $13,757,282)		14,070,026
FOREIGN CORPORATE BONDS & NOTES — 4.1%
Banks-Commercial — 1.6%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	145,000	144,758
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	205,000	216,117
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	210,000
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Commercial (continued)
BPCE SA Sub. Notes 5.15% due 07/21/2024*	$200,000	$204,285
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	132,000	143,067
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	193,270
		1,111,497
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	34,475
Diversified Banking Institutions — 0.5%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	200,000	204,098
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	120,979
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	42,431
		367,508
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	75,000	77,325
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,216
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,517
		11,733
Insurance-Life/Health — 0.1%
Manulife Financial Corp. Senior Notes 4.15% due 03/04/2026	50,000	51,082
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	205,000	207,422
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000	159,372
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,343
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	30,695
		422,832

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025		$10,000	$9,746
Oil Companies-Exploration & Production — 0.2%
Encana Corp. Senior Notes 6.50% due 05/15/2019		90,000	89,802
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		35,000	21,262
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		6,000	3,540
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		5,000	3,019
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		5,000	2,950
			120,573
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		30,000	30,460
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022		10,000	8,891
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		55,000	44,910
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019		105,000	105,369
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		40,000	31,488
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029(3)	GBP	100,000	89,108
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*		40,000	41,900
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		75,000	62,318
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*		20,000	21,330
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024		10,000	10,445
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		55,000	52,419
			498,638
Security Description	Principal Amount(12)	Value (Note 2)
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	$5,000	$4,809
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	25,000	23,594
		28,403
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,187
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	56,560
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,173
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,000
Total Foreign Corporate Bonds & Notes (cost $2,947,783)		2,880,732
MUNICIPAL BONDS & NOTES — 1.0%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	107,132
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	30,967
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(3)	300,000	91,125
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(3)	90,000	27,337
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(3)	25,000	7,594
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,331

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$55,000	$84,207
State of California General Obligation Bonds 7.63% due 03/01/2040	120,000	183,646
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	10,000	9,351
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	68,500
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	100,028
Total Municipal Bonds & Notes (cost $758,945)		717,218
U.S. GOVERNMENT AGENCIES — 26.7%
Federal Home Loan Mtg. Corp. — 6.1%
2.12% due 02/01/2037 FRS	6,779	7,037
2.50% due 01/01/2028	16,510	17,033
2.50% due 04/01/2028	42,258	43,544
3.00% due 08/01/2027	70,938	74,391
3.00% due 10/01/2042	43,061	44,404
3.00% due 11/01/2042	20,071	20,585
3.00% due 08/01/2043	346,177	355,552
3.00% due 07/01/2045	196,165	201,017
3.50% due 03/01/2042	14,436	15,129
3.50% due 08/01/2042	93,293	97,768
3.50% due 09/01/2043	74,411	78,365
3.50% due April TBA	800,000	837,033
4.00% due 03/01/2023	16,568	17,225
4.00% due 09/01/2040	7,935	8,491
4.00% due 10/01/2043	95,080	101,574
4.00% due April TBA	700,000	747,086
4.50% due 01/01/2039	3,331	3,616
5.00% due 12/01/2020	6,579	6,987
5.00% due 05/01/2021	85,034	89,873
5.00% due 07/01/2021	24,613	25,553
5.00% due 05/01/2034	51,320	57,063
5.50% due 05/01/2037	11,645	13,047
5.50% due 06/01/2037	5,622	6,311
6.00% due 08/01/2036	11,014	12,465
6.50% due 05/01/2029	2,436	2,773
6.50% due 07/01/2035	3,006	3,598
6.50% due 05/01/2036	77	87
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.64% due 03/25/2045*(6)	100,000	100,174
Series 2014-K503, Class B 3.01% due 10/25/2047*(6)	80,000	79,705
Series 2012-K706, Class B 4.03% due 11/25/2044*(6)	70,000	71,872
Series 2010-K8, Class B 5.25% due 09/25/2043*(6)	90,000	97,906
Security Description	Principal Amount(12)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-HQ1, Class M2 2.93% due 08/25/2024 FRS(4)	$250,000	$252,737
Series 2015-DNA2, Class M2 3.03% due 12/25/2027(4)	250,000	250,078
Series 2014-HQ3, Class M2 3.08% due 10/25/2024 FRS(4)	250,000	252,551
Series DNA3, Class M2 3.28% due 04/25/2028(4)	280,000	281,887
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)(4)	11,277	11,447
Series 1577, Class PK 6.50% due 09/15/2023(4)	7,343	8,030
Series 1226, Class Z 7.75% due 03/15/2022(4)	715	761
		4,294,755
Federal National Mtg. Assoc. — 16.5%
2.35% due 05/01/2037 FRS	10,856	11,353
2.50% due 04/01/2028	70,454	72,661
2.50% due 02/01/2043	85,187	84,912
2.50% due 03/01/2043	169,156	168,611
2.50% due April TBA	100,000	102,656
2.58% due 10/01/2040 FRS	11,281	11,954
2.64% due 03/01/2027	39,280	39,739
2.66% due 03/01/2027	410,000	413,812
2.78% due 03/01/2027	78,000	79,667
3.00% due 10/01/2027	31,823	33,320
3.00% due 12/01/2027	15,693	16,426
3.00% due 01/01/2028	51,579	54,008
3.00% due April TBA	3,100,000	3,191,172
3.50% due 08/01/2026	31,320	33,124
3.50% due 10/01/2028	117,125	124,047
3.50% due April TBA	3,800,000	3,984,211
4.00% due 11/01/2025	9,992	10,681
4.00% due 09/01/2040	7,045	7,548
4.00% due 12/01/2040	121,076	129,750
4.00% due 11/01/2041	11,740	12,576
4.00% due 01/01/2042	37,683	40,367
4.00% due 12/01/2043	32,847	35,669
4.00% due April TBA	500,000	534,219
4.50% due 01/01/2039	9,987	10,859
4.50% due 09/01/2039	22,516	24,558
4.50% due 09/01/2040	46,674	50,935
4.50% due 05/01/2041	22,994	25,013
4.50% due April TBA	800,000	870,500
5.00% due 03/01/2018	9,688	10,033
5.00% due 06/01/2019	3,404	3,530
5.00% due 05/01/2035	489	542
5.00% due 07/01/2040	36,342	40,279
5.00% due April TBA	900,000	995,625
5.50% due 10/01/2021	10,869	11,615
5.50% due 06/01/2022	3,852	4,096
5.50% due 12/01/2029	6,868	7,697
5.50% due 05/01/2034	23,694	26,635

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 08/01/2037	$34,533	$38,874
5.50% due 06/01/2038	9,755	11,056
6.00% due 06/01/2017	1,821	1,857
6.00% due 06/01/2026	21,688	24,713
6.00% due 04/01/2027	113,856	129,736
6.00% due 12/01/2033	31,954	37,017
6.00% due 05/01/2034	20,737	23,870
6.50% due 06/01/2035	69,602	79,994
6.50% due 10/01/2037	4,562	5,348
7.00% due 06/01/2037	26,178	32,271
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	14,992	15,024
		11,674,160
Government National Mtg. Assoc. — 4.1%
3.00% due April TBA	1,000,000	1,035,879
3.50% due April TBA	500,000	528,438
4.00% due 09/15/2040	34,825	37,339
4.00% due 11/15/2040	109,199	117,097
4.00% due April TBA	700,000	748,089
4.50% due 02/15/2039	9,567	10,404
4.50% due 08/15/2041	254,213	277,378
5.50% due 05/15/2036	10,882	12,247
6.00% due 09/15/2032	12,211	14,102
6.00% due 12/15/2033	49,204	56,829
7.00% due 07/15/2033	12,790	15,319
7.00% due 11/15/2033	13,746	16,797
8.00% due 11/15/2031	4,566	4,701
8.50% due 11/15/2017	126	128
9.00% due 11/15/2021	187	210
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(4)	184	207
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	10,630	12,435
		2,887,599
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000	25,481
Total U.S. Government Agencies (cost $18,682,255)		18,881,995
U.S. GOVERNMENT TREASURIES — 5.0%
United States Treasury Bonds — 0.3%
2.50% due 02/15/2045(13)(16)	213,000	207,691
United States Treasury Notes — 4.7%
0.13% due 07/15/2024 TIPS(9)	1,182,298	1,186,363
0.25% due 01/15/2025 TIPS(9)	1,490,313	1,502,867
0.38% due 07/15/2025 TIPS(9)	614,379	627,795
		3,317,025
Total U.S. Government Treasuries (cost $3,436,887)		3,524,716
Security Description	Shares/ Principal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Sovereign — 2.2%
Brazil Letras do Tesouro Nacional Nacional Bills zero coupon due 04/01/2016	BRL	351,000	$97,566
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(9)	BRL	923,458	256,964
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(9)	BRL	322,070	87,544
Government of Japan Senior Bonds 0.10% due 08/15/2016	JPY	60,000,000	533,493
Government of Romania Bonds 5.80% due 07/26/2027	RON	330,000	99,615
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(9)	UYU	2,237,512	56,806
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(9)	UYU	2,757,865	80,389
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(9)	UYU	782,522	23,055
Republic of Argentina Senior Notes 2.26% due 12/31/2038	EUR	75,000	49,840
Republic of Colombia Bonds 3.00% due 03/25/2033(9)	COP	167,453,540	47,550
Republic of Turkey Bonds 2.50% due 05/04/2016(9)	TRY	714,825	251,525
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020(3)		20,000	6,700
Total Foreign Government Obligations (cost $1,635,701)			1,591,047
OPTIONS — PURCHASED†(3)(11) — 0.0%
Put Options — Purchased (cost $3,821)		592,000	2,352
Total Long-Term Investment Securities (cost $80,904,713)			83,218,155
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Commercial Paper — 0.4%
BNP Paribas SA 0.24% due 04/01/2016 (cost $300,000)		$300,000	300,000
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(14)		150,000	150,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(14)	$60,000	$60,000
BNP Paribas SA Joint Repurchase Agreement(14)	125,000	125,000
Deutsche Bank AG Joint Repurchase Agreement(14)	125,000	125,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	85,000	85,000
Total Repurchase Agreements (cost $545,000)		545,000
TOTAL INVESTMENTS (cost $81,749,713)(15)	118.9%	84,063,155
Liabilities in excess of other assets	(18.9)	(13,386,162)
NET ASSETS	100.0%	$70,676,993

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $12,258,709 representing 17.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $1,085,666 representing 1.5% of net assets.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  Principal Amount of security is adjusted for inflation.

(10)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$9,765	$976.54	0.00%

(11)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	April 2016	$6.46	$395,000	$2,511	$1,217	$(1,294)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	May 2016	6.47	197,000	1,310	1,135	(175)
				$3,821	$2,352	$(1,469)

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
8	Short	U.S. Treasury 2 Year Notes	June 2016	$1,749,503	$1,750,000	$(497)
70	Long	U.S. Treasury 5 Year Notes	June 2016	8,490,514	8,481,485	(9,029)
79	Short	U.S. Treasury 10 Year Notes	June 2016	10,314,665	10,300,859	13,806
11	Short	U.S. Treasury 10 Year Ultra Bonds	June 2016	1,540,022	1,548,250	(8,228)
1	Short	U.S. Treasury Long Bonds	June 2016	165,838	164,438	1,400
12	Long	U.S. Treasury Ultra Long Bonds	June 2016	2,085,761	2,070,375	(15,386)
						$(17,934)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	215,000	USD	233,936	03/15/2017	$—	$(13,794)
	TRY	300,000	USD	101,781	06/15/2016	—	(2,545)
	USD	42,001	THB	1,486,000	06/15/2016	169	—
	USD	101,862	TRY	300,000	06/15/2016	2,464	—
	USD	16,964	EUR	15,000	03/15/2017	319	—
						2,952	(16,339)
Barclays Bank PLC	IDR	2,005,000,000	USD	150,086	04/01/2016	—	(1,120)
	IDR	460,000,000	USD	31,867	05/18/2016	—	(2,955)
	USD	150,582	IDR	2,005,000,000	04/01/2016	625	—
						625	(4,075)
BNP Paribas SA	USD	51,461	ZAR	769,000	04/18/2016	484	—
	USD	24,347	ZAR	368,000	06/15/2016	227	—
						711	—
Calyon Bank	PEN	27,000	USD	7,752	06/15/2016	—	(318)
Citibank N.A.	EUR	481,000	USD	539,178	04/29/2016	—	(8,561)
	USD	37,455	UYU	1,188,000	04/04/2016	21	—
	USD	49,950	EUR	45,000	03/15/2017	1,900	—
	UYU	1,188,000	USD	36,554	04/04/2016	—	(923)
						1,921	(9,484)
Credit Suisse International	TRY	719,778	USD	248,178	05/04/2016	—	(4,895)
Deutsche Bank AG	CNY	295,000	USD	44,765	07/28/2016	—	(576)
	IDR	489,750,000	USD	35,879	09/21/2016	—	(309)
						—	(885)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	273,000	USD	76,709	04/04/2016	$784	$—
	BRL	255,000	USD	67,439	07/05/2016	—	(1,710)
	CNY	75,000	USD	11,407	07/28/2016	—	(120)
	IDR	2,005,000,000	USD	153,053	04/01/2016	1,847	—
	USD	150,086	IDR	2,005,000,000	04/01/2016	1,121	—
	USD	73,954	BRL	273,000	04/04/2016	1,971	—
	USD	58,511	IDR	904,000,000	05/18/2016	9,921	—
	USD	144,629	IDR	1,959,000,000	09/21/2016	124	—
	ZAR	368,000	USD	22,342	06/15/2016	—	(2,232)
						15,768	(4,062)
HSBC Bank USA, N.A.	IDR	979,500,000	USD	72,155	09/21/2016	—	(222)
	USD	147,986	UYU	4,750,000	04/04/2016	1,857	—
	UYU	2,374,000	USD	72,341	04/04/2016	—	(2,591)
	UYU	4,750,000	USD	141,926	06/30/2016	—	(3,068)
						1,857	(5,881)
JPMorgan Chase Bank	GBP	100,000	USD	141,465	04/29/2016	—	(2,171)
	IDR	444,000,000	USD	30,674	05/18/2016	—	(2,937)
	PEN	68,000	USD	19,560	06/15/2016	—	(764)
	RON	405,000	USD	101,071	06/15/2016	—	(2,139)
	USD	37,455	UYU	1,188,000	04/04/2016	21	—
	USD	5,606	EUR	5,000	04/29/2016	87	—
	USD	59,021	CNY	370,000	07/28/2016	—	(2,152)
	UYU	1,188,000	USD	36,543	04/04/2016	—	(934)
	USD	7,142	GBP	5,000	04/29/2016	40	—
						148	(11,097)
Morgan Stanley and Co., Inc.	BRL	578,000	USD	145,838	04/04/2016	—	(14,912)
	BRL	345,000	USD	87,860	04/06/2016	—	(8,032)
	BRL	920,000	USD	243,915	08/17/2016	—	(2,391)
	JPY	60,059,000	USD	535,133	08/15/2016	—	(799)
	USD	159,861	BRL	578,000	04/04/2016	889	—
	USD	68,513	THB	2,425,000	06/15/2016	305	—
						1,194	(26,134)
Royal Bank of Canada	USD	25,212	MXN	441,000	06/15/2016	149	—
Standard Chartered Bank	IDR	489,750,000	USD	35,932	09/21/2016	—	(256)
	MXN	538,000	USD	29,755	06/15/2016	—	(1,185)
	THB	3,911,000	USD	109,490	06/15/2016	—	(1,497)
						—	(2,938)
State Street Bank and Trust Co.	PEN	2,000	USD	580	06/15/2016	—	(18)
	USD	5,537	MXN	97,000	06/15/2016	41	—
	USD	28,588	PEN	97,000	06/15/2016	403	—
	ZAR	769,000	USD	47,949	04/18/2016	—	(3,995)
						444	(4,013)
UBS AG	USD	177,726	EUR	155,000	03/15/2017	870	—
Westpac Banking Corp.	GBP	64,000	USD	91,003	06/15/2016	—	(938)
Net Unrealized Appreciation(Depreciation)						$26,639	$(91,059)

BRL — Brazilian Real
CNY — Chinese Yuan
EUR — Euro Dollar
GBP — Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
PEN — Peruvian Nuevo
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	545	06/15/2026	3 month LIBOR	1.78%	$—	$(4,897)
USD	545	06/15/2026	3 month LIBOR	1.79	—	(5,154)
						$(10,051)

Over the Counter Cross-Currency Interest Rate Swap Contracts

Swap Counterparty	Receive	Pay	Termination Date	Notional Amount of Currency Received (000's)	Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	3.30% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	09/21/2021	CNY705	$108	$5,536

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$9,765	$9,765
Other Industries	22,551,418	—	—	22,551,418
Preferred Securities/Capital Securities	—	1,210,190	—	1,210,190
Asset Backed Securities	—	17,778,696	—	17,778,696
U.S. Corporate Bonds & Notes	—	14,070,026	—	14,070,026
Foreign Corporate Bonds & Notes	—	2,880,732	—	2,880,732
Municipal Bond & Notes	—	717,218	—	717,218
U.S. Government Agencies	—	18,881,995	—	18,881,995
U.S. Government Treasuries	—	3,524,716	—	3,524,716
Foreign Government Obligations	—	1,591,047	—	1,591,047
Options - Purchased	—	2,352	—	2,352
Short-Term Investment Securities	—	300,000	—	300,000
Repurchase Agreements	—	545,000	—	545,000
Total Investments at Value	$22,551,418	$61,501,972	$9,765	$84,063,155
Other Financial Instruments:†
Futures Contracts	$15,206	$—	$—	$15,206
Forward Foreign Currency Contracts	—	26,639	—	26,639
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	5,536	—	5,536
Total Other Financial Instruments	$15,206	$32,175	$—	$47,381
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$33,140	$—	$—	$33,140
Forward Foreign Currency Contracts	—	91,059	—	91,059
Centrally Cleared Interest Rate Swap Contracts	—	10,051	—	10,051
Total Other Financial Instruments	$33,140	$101,110	$—	$134,250

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Diversified Financial Services	30.6%
Federal National Mtg. Assoc.	19.9
Federal Home Loan Mtg. Corp.	7.3
Government National Mtg. Assoc.	6.6
Diversified Banking Institutions	6.6
United States Treasury Notes	5.9
Banks-Commercial	3.0
Sovereign	2.8
Cable/Satellite TV	2.3
Oil Companies-Integrated	1.4
Brewery	1.4
Municipal Bonds & Notes	1.2
Medical-Biomedical/Gene	1.2
Real Estate Investment Trusts	1.2
Medical-Drugs	1.2
United States Treasury Bonds	1.1
Telephone-Integrated	1.1
Multimedia	1.1
Auto-Cars/Light Trucks	1.0
Repurchase Agreements	1.0
Pipelines	1.0
Oil Companies-Exploration & Production	0.9
Web Portals/ISP	0.9
Banks-Super Regional	0.8
Computers	0.8
Medical-HMO	0.7
Finance-Credit Card	0.7
Medical-Generic Drugs	0.7
Applications Software	0.6
Medical-Hospitals	0.5
Commercial Paper	0.5
Internet Content-Entertainment	0.5
Retail-Restaurants	0.4
Electric-Integrated	0.4
Building Societies	0.4
Retail-Drug Store	0.4
E-Commerce/Products	0.4
Electronic Connectors	0.4
Tobacco	0.4
Diversified Manufacturing Operations	0.4
Building-Heavy Construction	0.4
Computer Services	0.4
Cellular Telecom	0.4
Aerospace/Defense	0.4
Cosmetics & Toiletries	0.4
Retail-Building Products	0.4
Finance-Consumer Loans	0.3
Instruments-Controls	0.3
Retail-Discount	0.3
Commercial Services	0.3
Building-Residential/Commercial	0.3
Beverages-Non-alcoholic	0.3
Transport-Rail	0.3
Pharmacy Services	0.3
Electronic Components-Semiconductors	0.3
Medical Products	0.3
Medical Instruments	0.2
Trucking/Leasing	0.2
Networking Products	0.2
Industrial Gases	0.2
Apparel Manufacturers	0.2%
Food-Retail	0.2
Airlines	0.2
Food-Confectionery	0.2
E-Commerce/Services	0.2
Insurance-Mutual	0.2
Electronic Forms	0.2
Athletic Footwear	0.2
Enterprise Software/Service	0.2
Insurance-Property/Casualty	0.2
Agricultural Chemicals	0.2
Containers-Metal/Glass	0.2
Television	0.2
Food-Wholesale/Distribution	0.2
Chemicals-Diversified	0.2
Real Estate Operations & Development	0.2
Finance-Other Services	0.2
Rental Auto/Equipment	0.2
Building Products-Cement	0.2
Wireless Equipment	0.2
Paper & Related Products	0.2
Commercial Services-Finance	0.2
Transport-Services	0.1
Recreational Vehicles	0.1
Entertainment Software	0.1
Electric-Generation	0.1
Auto/Truck Parts & Equipment-Original	0.1
Medical Information Systems	0.1
Building & Construction Products-Misc.	0.1
Cruise Lines	0.1
Retail-Gardening Products	0.1
Telecommunication Equipment	0.1
Electronic Design Automation	0.1
Insurance Brokers	0.1
Machinery-General Industrial	0.1
Insurance-Life/Health	0.1
Consulting Services	0.1
Distribution/Wholesale	0.1
Aerospace/Defense-Equipment	0.1
Metal Processors & Fabrication	0.1
Broadcast Services/Program	0.1
Finance-Investment Banker/Broker	0.1
Food-Misc./Diversified	0.1
Steel-Producers	0.1
Retail-Auto Parts	0.1
Real Estate Management/Services	0.1
Funeral Services & Related Items	0.1
Hazardous Waste Disposal	0.1
Banks-Fiduciary	0.1
Hotels/Motels	0.1
Electronic Measurement Instruments	0.1
Oil-Field Services	0.1
Building Products-Wood	0.1
Computer Software	0.1
Beverages-Wine/Spirits	0.1
Insurance-Multi-line	0.1
Computer Aided Design	0.1
Toys	0.1
Advertising Agencies	0.1
Casino Hotels	0.1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Security Services	0.1%
Diagnostic Equipment	0.1
Data Processing/Management	0.1
Investment Management/Advisor Services	0.1
Batteries/Battery Systems	0.1
Medical-Wholesale Drug Distribution	0.1
Retail-Automobile	0.1
Machinery-Farming	0.1
124.9%
Credit Quality†#
Aaa	52.3%
Aa	3.4
A	8.2
Baa	14.8
Ba	6.8
B	1.2
Caa	1.6
Ca	0.7
Not Rated@	11.0
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.4%
Aerospace/Defense — 0.3%
Northrop Grumman Corp.	492	$97,367
Teledyne Technologies, Inc.†	630	55,528
		152,895
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	590	59,059
Airlines — 0.2%
United Continental Holdings, Inc.†	2,035	121,815
Apparel Manufacturers — 0.1%
Carter's, Inc.	698	73,555
Applications Software — 0.4%
NetSuite, Inc.†	1,087	74,448
Salesforce.com, Inc.†	996	73,535
ServiceNow, Inc.†	1,278	78,188
		226,171
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,853	113,904
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	1,021	76,595
Banks-Commercial — 0.1%
PacWest Bancorp	750	27,863
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,870	179,529
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	490	48,250
Building Products-Cement — 0.2%
Vulcan Materials Co.	866	91,424
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	3,283	200,526
Time Warner Cable, Inc.	252	51,564
		252,090
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,260	86,558
Chemicals-Diversified — 0.2%
PPG Industries, Inc.	936	104,355
Commercial Services — 0.3%
Aramark	1,554	51,468
CoStar Group, Inc.†	235	44,220
Nielsen Holdings PLC	836	44,024
ServiceMaster Global Holdings, Inc.†	1,285	48,419
		188,131
Commercial Services-Finance — 0.1%
McGraw Hill Financial, Inc.	311	30,783
Computer Aided Design — 0.1%
ANSYS, Inc.†	525	46,967
Computer Services — 0.2%
Amdocs, Ltd.	1,127	68,093
Cognizant Technology Solutions Corp., Class A†	923	57,872
		125,965
Security Description	Shares	Value (Note 2)
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	774	$49,087
Computers — 0.7%
Apple, Inc.	3,856	420,265
Consulting Services — 0.1%
Verisk Analytics, Inc.†	764	61,059
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	1,807	89,609
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,287	90,926
Estee Lauder Cos., Inc., Class A	1,247	117,605
		208,531
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,312	72,541
Distribution/Wholesale — 0.1%
Fastenal Co.	1,226	60,074
Diversified Manufacturing Operations — 0.2%
A.O. Smith Corp.	658	50,212
Dover Corp.	810	52,107
		102,319
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	385	228,551
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	92	118,584
Electronic Components-Semiconductors — 0.3%
Broadcom, Ltd.	587	90,691
Texas Instruments, Inc.	1,142	65,574
		156,265
Electronic Connectors — 0.4%
Amphenol Corp., Class A	2,560	148,019
TE Connectivity, Ltd.	1,235	76,471
		224,490
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	2,871	67,698
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,229	115,280
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	1,679	50,555
Enterprise Software/Service — 0.2%
Tyler Technologies, Inc.†	365	46,943
Ultimate Software Group, Inc.†	343	66,370
		113,313
Finance-Consumer Loans — 0.1%
Synchrony Financial†	1,828	52,391
Finance-Credit Card — 0.5%
MasterCard, Inc., Class A	1,472	139,104
Visa, Inc., Class A	2,186	167,185
		306,289

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	1,813	$44,400
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	222	52,201
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	3,265	25,043
Food-Confectionery — 0.2%
Hershey Co.	1,294	119,165
Food-Retail — 0.2%
Kroger Co.	3,188	121,941
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,378	64,394
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,251	50,693
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	869	125,180
Instruments-Controls — 0.3%
Honeywell International, Inc.	1,090	122,134
Sensata Technologies Holding NV†	1,982	76,981
		199,115
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	2,570	293,237
Internet Content-Information/News — 0.0%
LinkedIn Corp., Class A†	192	21,955
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	102	34,738
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	361	65,980
Medical Information Systems — 0.1%
athenahealth, Inc.†	535	74,247
Medical Instruments — 0.1%
Boston Scientific Corp.†	4,320	81,259
Medical-Biomedical/Gene — 1.1%
Alder Biopharmaceuticals, Inc.†	1,696	41,535
Amgen, Inc.	1,575	236,140
Biogen, Inc.†	508	132,243
Celgene Corp.†	1,650	165,148
Regeneron Pharmaceuticals, Inc.†	214	77,134
		652,200
Medical-Drugs — 1.0%
AbbVie, Inc.	2,508	143,257
Allergan PLC†	530	142,056
Bristol-Myers Squibb Co.	2,718	173,626
Ironwood Pharmaceuticals, Inc.†	3,985	43,596
Mallinckrodt PLC†	1,389	85,118
		587,653
Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	659	$82,191
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	2,859	57,809
Multimedia — 0.3%
Walt Disney Co.	1,482	147,177
Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp.	348	16,206
Oil Refining & Marketing — 0.0%
Phillips 66	187	16,192
Oil-Field Services — 0.0%
Baker Hughes, Inc.	452	19,811
Pharmacy Services — 0.3%
Diplomat Pharmacy, Inc.†	1,889	51,759
Express Scripts Holding Co.†	1,622	111,415
		163,174
Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,580	161,744
Simon Property Group, Inc.	256	53,169
		214,913
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	445	52,207
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	822	80,951
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	66	52,582
Retail-Building Products — 0.4%
Lowe's Cos., Inc.	2,746	208,010
Retail-Discount — 0.3%
Costco Wholesale Corp.	471	74,220
Dollar Tree, Inc.†	1,464	120,722
		194,942
Retail-Gardening Products — 0.1%
Tractor Supply Co.	768	69,473
Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	111	52,278
Dunkin' Brands Group, Inc.	1,365	64,387
Starbucks Corp.	2,344	139,937
		256,602
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	1,742	48,637
Television — 0.0%
ION Media Networks, Inc.†(1)(10)(11)	4	3,906
Tobacco — 0.2%
Altria Group, Inc.	1,854	116,172
Toys — 0.1%
Mattel, Inc.	1,378	46,328
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	718	534,874

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount(8)		Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.1%
Motorola Solutions, Inc.		597	$45,193
Total Common Stocks (cost $8,713,186)			9,543,561
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)(10)	EUR	200,000	210,170
Banco Santander SA FRS 6.25% due 03/12/2019(2)	EUR	100,000	101,965
			312,135
Building Societies — 0.4%
Nationwide Building Society FRS 6.88% due 06/20/2019(2)	GBP	175,000	235,006
Diversified Banking Institutions — 0.8%
Credit Suisse Group AG FRS 6.25% due 12/18/2024(2)		275,000	252,532
Societe Generale SA FRS 8.25% due 11/29/2018(2)		225,000	226,687
			479,219
Diversified Manufacturing Operations — 0.2%
General Electric Co. FRS Series D 5.00% due 01/21/2021(2)		118,000	121,540
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(10)		8,000	1
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068		45,000	48,038
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030		80,000	112,240
Total Preferred Securities/ Capital Securities (cost $1,460,491)			1,308,179
ASSET BACKED SECURITIES — 30.6%
Diversified Financial Services — 30.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.60% due 01/25/2037(5)		106,211	102,722
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		7,000	7,046
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.07% due 07/27/2026*(3)		250,000	247,813
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.47% due 04/20/2023*(3)		188,222	187,430
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034(10)	$4,925	$4,568
Atrium XI FRS Series 11-A, Class B 2.77% due 10/23/2025*(3)	250,000	247,315
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(4)	121,448	125,873
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	235,000	239,765
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.66% due 02/25/2036(5)	210,782	187,438
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(4)	91,216	94,677
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(4)	47,042	48,187
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	19,750	18,992
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,995	1,995
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.74% due 07/15/2025*	250,000	245,830
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.09% due 04/27/2027*(3)	250,000	248,113
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.07% due 10/15/2026*	250,000	252,042
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.10% due 01/25/2026*(3)	250,000	246,768
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.11% due 04/17/2026*(3)	250,000	247,445
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.10% due 05/24/2026*(3)	250,000	248,050
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	120,000	128,297

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	$75,000	$81,904
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(4)	38,284	40,064
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(5)	115,589	109,789
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(4)	126,953	129,429
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	144,323	150,565
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(4)	91,222	95,279
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	110,000	113,691
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	155,000	162,938
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	155,059	164,503
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(4)	90,000	95,824
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(4)	50,000	53,602
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	157,000	166,823
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(4)	155,000	164,766
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	149,000	161,325
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	75,000	81,947
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.23% due 07/10/2045(4)	60,109	67,252
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(4)	130,558	133,237
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.84% due 06/10/2046(4)	$11,563	$11,551
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	4,347	4,360
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	79,945	73,899
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	4,257	3,986
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	18,699	18,602
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(4)	682	681
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(4)	40,472	40,775
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(4)(6)	1,249,453	69,259
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	161,000	171,743
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(10)	40,523	41,469
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	105,048
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.97% due 04/18/2026*(3)	250,000	247,480
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.43% due 05/25/2035(5)	190,276	170,521
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	32,588	32,540
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	24,993
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,237
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,012

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	$50,000	$49,796
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	10,994
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.17% due 01/24/2027*(3)	250,000	248,417
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	160,000	162,899
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	40,000	47,703
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	100,000	106,448
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	145,000	155,309
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(4)	125,000	135,023
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	140,000	152,371
GS Mtg. Securities Trust Series 2014-GC18, Class A4 4.07% due 01/10/2047(4)	65,000	71,057
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.53% due 03/25/2037(10)	264,723	132,687
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.85% due 04/25/2036(5)	16,637	13,909
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.88% due 03/25/2047(5)	45,135	37,055
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.91% due 01/25/2036(5)	78,333	72,255
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.96% due 04/25/2035(5)	67,106	63,494
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	160,000	162,160
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(4)	195,000	195,257
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.97% due 05/25/2035(5)	109,098	99,093
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	$142,694	$151,617
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(4)	119,000	128,777
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	115,250	127,550
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(4)	179,914	182,644
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(4)	111,646	114,692
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(4)	94,124	98,117
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(4)	126,000	129,563
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(4)	145,000	155,415
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	144,000	154,910
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(4)	45,000	49,933
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	24,337	24,849
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(4)	36,929	36,923
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(4)	97,371	99,362
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.08% due 04/15/2041(4)	52,903	55,925
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.43% due 01/01/2020*(5)	88,982	87,663

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.43% due 04/01/2020*(5)	$176,553	$171,256
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.44% due 10/01/2020*(5)	172,569	169,166
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.90% due 10/23/2025*(3)	250,000	246,963
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.57% due 07/25/2026*(3)	250,000	245,428
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.64% due 02/25/2035(5)	30,280	30,146
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.73% due 12/25/2034(5)	51,849	50,683
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(4)	128,264	130,660
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(4)	57,681	59,804
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(4)	81,204	83,857
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(4)(6)	357,169	22,143
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	135,000	144,696
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(4)	25,000	27,390
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(4)	105,000	109,306
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(4)	159,461	160,849
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(4)	115,000	117,752
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(4)	67,529	70,368
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(4)	58,769	62,320
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	50,572	44,889
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-4, Class A1 0.71% due 10/25/2035(5)	$261,852	$237,283
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.56% due 06/25/2036(5)	158,145	116,931
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	16,327	16,291
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	440,000	442,325
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.17% due 02/15/2026*(3)	250,000	248,662
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.15% due 04/17/2027*(3)	215,000	213,431
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	135,000	134,925
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.04% due 11/20/2023*(3)	200,000	200,050
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 2.12% due 02/15/2027*(3)	250,000	248,685
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	171,076
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.53% due 02/25/2037(10)	53,860	27,904
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.17% due 04/17/2026*(3)	250,000	248,937
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.07% due 04/30/2027*(3)	250,000	246,993
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.13% due 04/15/2027*(3)	250,000	247,023
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.91% due 08/25/2035(5)	151,666	112,718
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,805	2,766
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.56% due 05/25/2037(10)	132,605	84,885
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.69% due 02/20/2047(5)	136,111	115,188
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.15% due 04/15/2027*	250,000	248,223

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.68% due 11/25/2036(10)	$195,000	$128,245
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(10)	84,952	84,602
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	104,738	104,456
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(5)	100,000	100,406
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.53% due 04/25/2045(5)	106,262	104,485
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.12% due 04/20/2027*(3)	250,000	247,793
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	85,000	88,191
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.10% due 04/18/2027*(3)	250,000	247,615
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.02% due 10/14/2026*(3)	250,000	250,577
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(5)	143,684	126,720
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(4)(6)	997,615	70,723
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	80,000	86,232
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(4)	10,000	7,460
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.74% due 10/25/2036(5)	76,171	70,188
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(5)	2,905	2,893
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(5)	183,303	182,451
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(5)	121,595	122,303
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	155,000	154,903
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.81% due 02/15/2044*(4)(6)	645,021	20,585
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(4)	95,000	101,477
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	$145,000	$158,114
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	130,000	142,177
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	60,000	65,887
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(4)	55,000	60,775
Total Asset Backed Securities (cost $17,830,167)		17,870,557
U.S. CORPORATE BONDS & NOTES — 24.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	40,974
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,238
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	25,000	25,607
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	16,772
		57,617
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	35,000	30,462
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	85,000	80,047
		110,509
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,375
Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	40,000	40,982
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	100,000	103,981
		144,963
Auto-Cars/Light Trucks — 1.0%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,986

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	$200,000	$208,119
General Motors Co. Senior Notes 6.60% due 04/01/2036	20,000	22,008
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,368
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	75,000	74,983
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	100,000	102,541
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	118,715
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	31,378
		580,098
Banks-Commercial — 0.5%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	248,199
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	72,415
		320,614
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	50,000	51,203
Banks-Super Regional — 0.8%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	30,000	30,375
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	75,000	77,572
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	91,000	92,424
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	20,000	20,253
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	155,000	166,368
Security Description	Principal Amount(8)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	$70,000	$81,118
		468,110
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	33,775
Brewery — 1.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	65,000	65,928
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,328
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	250,000	259,906
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	86,456
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	270,000	301,742
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	25,209
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	47,503
		802,072
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	55,000	56,375
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	74,025
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,400
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	100,000	100,473

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Heavy Construction (continued)
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	$120,000	$119,891
		220,364
Building-Residential/Commercial — 0.3%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	81,800
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	67,112
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,325
		184,237
Cable/Satellite TV — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	55,000	56,650
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	65,000	66,420
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	55,000	57,490
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	60,000	63,289
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	145,000	161,345
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	90,000	93,003
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	90,000	93,705
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	69,224
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	35,000	39,479
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	38,574
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	80,000	77,170
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,530
Security Description	Principal Amount(8)	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	$75,000	$77,438
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	39,947
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	35,000	36,222
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	40,000	44,009
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	105,000	122,943
		1,140,438
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	40,000	40,338
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	26,187
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	37,125
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,360
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	40,000	41,300
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,675
		129,647
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	35,000	34,562
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Senior Notes 2.45% due 10/05/2017*	90,000	90,588
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	45,158
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	5,000	5,203

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	$15,000	$15,628
		20,831
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	35,875
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,325
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,525
		20,850
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	35,000	36,135
Diversified Banking Institutions — 5.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,037
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	90,000	91,646
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	38,628
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	36,990
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	200,000	229,975
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	125,000	137,253
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,578
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	110,000	109,470
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	50,000	50,986
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	200,000	201,249
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	40,000	41,013
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	$90,000	$94,251
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	60,000	65,659
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,643
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,165
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,581
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	40,703
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	175,000	176,633
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	5,000	5,226
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	76,191
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,166
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,165
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	68,383
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	40,581
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	66,888
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	65,000	65,876
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	75,000	76,804
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,644
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	135,000	140,418
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	60,099

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	$15,000	$18,419
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	207,300
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	118,465
Morgan Stanley Senior Notes 1.88% due 01/05/2018	105,000	105,334
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	80,000	80,085
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	52,282
Morgan Stanley Senior Notes 4.30% due 01/27/2045	15,000	15,094
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	52,000	53,512
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,834
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,431
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	109,253
		3,014,910
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,888
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,887
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	68,100
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	71,435
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	101,569
		248,879
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	75,000	78,844
Security Description	Principal Amount(8)	Value (Note 2)
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	$25,000	$24,563
Navient Corp. Senior Notes 8.45% due 06/15/2018	50,000	53,562
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,150
		148,275
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	41,715
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	65,640
		107,355
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	10,983
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	722
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	11,000	1
		11,707
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,948
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	10,355
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	25,000	25,232
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	30,000	30,814
		56,046
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,465
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	41,300

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items (continued)
Service Corp. International Senior Notes 5.38% due 01/15/2022	$10,000	$10,450
		51,750
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,245
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,438
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,100
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,475
		12,575
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	50,923
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,251
		66,174
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,225
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	115,974
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,150
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	29,475
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	41,392
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	25,000	27,066
		68,458
Security Description	Principal Amount(8)	Value (Note 2)
Medical Products — 0.3%
Stryker Corp. Senior Notes 2.63% due 03/15/2021	$40,000	$40,789
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	109,963
		150,752
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	20,376
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	36,984
		57,360
Medical-Drugs — 0.2%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	76,554
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,388
		91,942
Medical-HMO — 0.7%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	49,357
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	75,000	79,100
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	55,000	55,456
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	85,000	85,744
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	69,147
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	59,261
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	22,934
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,525
		436,524
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	30,375

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	$30,000	$30,732
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,413
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,487
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,900
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	26,125
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,875
		226,907
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,140
Multimedia — 0.8%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	40,000	41,883
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	120,284
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	163,622
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	120,000	153,433
		479,222
Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	135,000	137,686
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	80,000	80,704
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	40,000	40,837
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,236
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	15,000	13,800
Security Description	Principal Amount(8)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	$20,000	$19,600
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	25,996
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	22,207
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	23,034
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	79,385
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	25,000	24,957
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,155
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	45,000	45,354
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	3,475
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	7,300
		413,040
Oil Companies-Integrated — 0.5%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	30,000	28,981
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	50,000	52,216
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	52,197
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	55,000	55,974
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	45,000	45,767
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	25,000	25,586
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	46,673
		307,394

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	$10,000	$9,825
Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	30,000	30,457
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,815
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	34,169
		37,984
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,200
Pipelines — 1.0%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	4,781
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,467
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	8,212
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,394
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	82,775
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	115,000	99,052
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	15,000	15,626
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,326
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	10,927
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	55,000	46,803
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,221
Security Description	Principal Amount(8)	Value (Note 2)
Pipelines (continued)
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	$5,000	$4,611
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	20,000	18,465
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	10,000	9,118
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	50,000	48,574
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	27,539
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	15,000	14,925
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	3,965
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	25,000	24,750
Williams Partners LP Senior Notes 3.60% due 03/15/2022	130,000	107,044
		557,575
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	87,137
American Tower Corp. Senior Notes 3.45% due 09/15/2021	45,000	46,014
HCP, Inc. Senior Notes 4.00% due 06/01/2025	60,000	57,660
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	51,650
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,205
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	34,578
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	31,243

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	$35,000	$36,702
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	54,990
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	66,000	72,070
		487,249
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	104,173
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	57,397
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	14,906
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,896
		92,199
Retail-Automobile — 0.1%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	30,000	29,700
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	100,000	103,785
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	25,000	26,978
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	75,278
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,628	9,347
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	12,535	13,872
		229,260
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	5,000	5,325
Security Description	Principal Amount(8)	Value (Note 2)
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 2.75% due 12/09/2020	$25,000	$25,893
Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	40,000	40,200
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,100
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,187
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	35,000	27,300
		52,587
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,550
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,159
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	75,000	75,875
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	45,000	46,750
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	29,583
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	70,000	68,282
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	10,000	10,250
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	109,000	108,454
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	60,657
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	26,000	26,044
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	121,000	116,160
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000	52,168
		644,382

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	$15,000	$15,668
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	88,740
		104,408
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	51,242
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	125,000	121,353
Union Pacific Corp. Senior Notes 2.75% due 03/01/2026	10,000	10,169
		131,522
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,393
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	25,692
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,086
		86,171
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	138,811
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,425
Total U.S. Corporate Bonds & Notes (cost $13,925,948)		14,247,486
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Banks-Commercial — 1.9%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	145,000	144,758
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	220,000	231,930
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	210,000
Security Description	Principal Amount(8)	Value (Note 2)
Banks-Commercial (continued)
BPCE SA Sub. Notes 5.15% due 07/21/2024*	$200,000	$204,285
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	131,000	141,983
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	193,270
		1,126,226
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	34,475
Diversified Banking Institutions — 0.6%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	200,000	204,098
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	120,979
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	35,000	37,127
		362,204
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	75,000	77,325
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,215
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,259
		8,474
Insurance-Life/Health — 0.1%
Manulife Financial Corp. Senior Notes 4.15% due 03/04/2026	50,000	51,082
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	190,000	192,245
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	155,000	159,372
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,343
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	30,695
		407,655

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025		$10,000	$9,746
Oil Companies-Exploration & Production — 0.2%
Encana Corp. Senior Notes 6.50% due 05/15/2019		90,000	89,802
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		45,000	27,337
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		6,000	3,540
			120,679
Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		30,000	30,460
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022		10,000	8,891
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		55,000	44,910
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019		115,000	115,404
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		40,000	31,488
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029(10)	GBP	100,000	89,108
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*		40,000	41,900
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		81,000	67,303
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*		20,000	21,330
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024		10,000	10,445
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		55,000	52,419
			513,658
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		5,000	4,809
Security Description	Principal Amount(8)	Value (Note 2)
Paper & Related Products (continued)
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	$25,000	$23,594
		28,403
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,188
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	55,000	56,560
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,173
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	30,000	31,200
Total Foreign Corporate Bonds & Notes (cost $2,959,794)		2,892,048
MUNICIPAL BONDS & NOTES — 1.2%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	107,132
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	20,644
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(10)	25,000	7,594
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	250,000	75,938
Puerto Rico Commonwealth Government Employees Retirement System
Revenue Bonds Series A 6.20% due 07/01/2039(10)	110,000	33,413
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,331
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	7,360

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$110,000	$168,414
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,774
State of California General Obligation Bonds 7.63% due 03/01/2040	45,000	68,867
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	15,000	14,027
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	79,038
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	116,699
Total Municipal Bonds & Notes (cost $734,369)		714,231
U.S. GOVERNMENT AGENCIES — 33.8%
Federal Home Loan Mtg. Corp. — 7.3%
2.12% due 02/01/2037 FRS	3,220	3,342
2.50% due 01/01/2028	9,434	9,733
2.50% due 04/01/2028	21,129	21,772
3.00% due 08/01/2027	13,820	14,477
3.00% due 10/01/2042	24,085	24,836
3.00% due 11/01/2042	8,492	8,709
3.00% due 02/01/2043	39,976	40,998
3.00% due 08/01/2043	80,245	82,584
3.00% due 04/01/2045	488,512	500,596
3.50% due 02/01/2042	11,105	11,640
3.50% due 03/01/2042	5,774	6,051
3.50% due 09/01/2043	41,339	43,536
3.50% due April TBA	750,000	785,070
3.50% due May TBA	250,000	261,221
4.00% due 03/01/2023	8,284	8,613
4.00% due 10/01/2043	18,285	19,534
4.00% due April TBA	600,000	640,359
4.50% due 01/01/2039	1,509	1,638
5.00% due 12/01/2020	2,335	2,497
5.00% due 07/01/2021	11,007	11,765
5.00% due 05/01/2034	18,011	20,118
5.50% due 07/01/2034	7,341	8,232
5.50% due 07/01/2035	10,301	11,598
5.50% due 04/01/2037	4,389	4,913
5.50% due 05/01/2037	4,094	4,586
5.50% due 08/01/2037	20,100	22,694
6.00% due 08/01/2036	3,671	4,155
6.50% due 05/01/2029	3,256	3,706
6.50% due 11/01/2034	4,223	4,807
6.50% due 05/01/2036	31	35
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.64% due 03/25/2045*(4)	100,000	100,174
Security Description	Principal Amount(8)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2014-K503, Class B 3.01% due 10/25/2047*(4)	$90,000	$89,668
Series 2012-K706, Class B 4.03% due 11/25/2044*(4)	75,000	77,006
Series 2010-K8, Class B 5.25% due 09/25/2043*(4)	100,000	108,784
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.63% due 02/25/2024(5)	250,000	249,601
Series 2014-HQ1, Class M2 2.93% due 08/25/2024(5)	250,000	252,737
Series 2015-DNA2, Class M2 3.03% due 12/25/2027(5)	250,000	250,078
Series 2014-HQ3, Class M2 3.08% due 10/25/2024(5)	250,000	252,551
Series DNA3, Class M2 3.28% due 04/25/2028(5)	280,000	281,887
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)(10)	1,555	1,579
Series 1577, Class PK 6.50% due 09/15/2023(5)	11,749	12,847
Series 1226, Class Z 7.75% due 03/15/2022(5)	1,001	1,065
		4,261,792
Federal National Mtg. Assoc. — 19.9%
2.35% due 05/01/2037 FRS	5,329	5,573
2.50% due 02/01/2043	170,373	169,824
2.50% due 03/01/2043	170,732	170,181
2.50% due April TBA	200,000	205,313
2.58% due 10/01/2040 FRS	5,372	5,692
2.64% due 03/01/2027	39,280	39,739
2.66% due 03/01/2027	210,000	211,952
2.78% due 03/01/2027	76,000	77,624
2.97% due 06/01/2027	135,000	140,021
3.00% due 01/01/2028	19,342	20,253
3.00% due April TBA	3,200,000	3,295,625
3.50% due 08/01/2026	2,255	2,385
3.50% due 10/01/2028	33,816	35,733
3.50% due April TBA	3,700,000	3,879,363
4.00% due 11/01/2040	82,615	88,518
4.00% due 11/01/2041	4,612	4,941
4.00% due 10/01/2043	82,826	88,984
4.00% due 11/01/2043	11,593	12,386
4.00% due 12/01/2043	48,869	53,068
4.00% due April TBA	700,000	747,906
4.50% due 01/01/2039	3,995	4,344
4.50% due 06/01/2039	58,959	64,725
4.50% due 05/01/2041	12,012	13,067
4.50% due April TBA	800,000	870,500
5.00% due 03/01/2018	3,617	3,746
5.00% due 06/01/2019	1,702	1,765
5.00% due 07/01/2040	38,247	42,403
5.50% due 06/01/2020	66,120	70,046
5.50% due 07/01/2020	10,972	11,427

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 03/01/2021	$25,960	$27,833
5.50% due 04/01/2021	20,151	21,464
5.50% due 06/01/2021	62,107	66,599
5.50% due 10/01/2021	34,423	36,703
5.50% due 12/01/2021	67,671	71,502
5.50% due 06/01/2022	70,821	74,510
5.50% due 12/01/2029	2,216	2,483
5.50% due 05/01/2034	4,704	5,287
5.50% due 08/01/2037	11,511	12,958
5.50% due 06/01/2038	1,171	1,327
5.50% due April TBA	400,000	448,557
6.00% due 06/01/2017	911	929
6.00% due 06/01/2026	21,689	24,714
6.00% due 03/01/2027	26,455	30,145
6.00% due 12/01/2033	2,837	3,287
6.00% due 05/01/2034	11,793	13,575
6.00% due 08/01/2034	970	1,115
6.00% due 06/01/2040	6,733	7,692
6.00% due April TBA	300,000	342,149
6.50% due 08/01/2016	164	165
6.50% due 11/01/2035	9,104	10,874
6.50% due 10/01/2037	2,593	3,039
7.00% due 06/01/2037	26,178	32,271
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	10,339	10,361
		11,586,643
Government National Mtg. Assoc. — 6.6%
3.00% due April TBA	1,000,000	1,035,879
3.50% due April TBA	500,000	528,438
4.00% due 10/15/2040	31,426	33,809
4.00% due 02/15/2041	21,976	23,577
4.00% due 09/15/2041	21,991	23,580
4.00% due 10/15/2041	14,151	15,165
4.00% due April TBA	600,000	641,367
4.00% due May TBA	100,000	106,723
4.50% due 06/15/2041	291,864	317,937
5.00% due 01/15/2033	2,997	3,343
5.00% due 01/15/2040	57,115	64,368
5.00% due April TBA	700,000	771,859
5.50% due 04/15/2036	87,982	99,057
6.00% due 02/15/2033	18,239	20,582
6.50% due 07/15/2028	103,591	118,581
6.50% due 08/15/2028	6,386	7,361
6.50% due 09/15/2028	15,104	17,398
6.50% due 11/15/2028	19,356	22,367
7.00% due 01/15/2033	8,158	9,949
7.00% due 05/15/2033	11,734	14,318
7.00% due 11/15/2033	5,374	6,567
8.00% due 02/15/2030	1,954	2,232
8.50% due 11/15/2017	131	134
9.00% due 11/15/2021	210	237
Security Description	Principal Amount(8)		Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(5)		$395	$444
Series 2005-74, Class HB 7.50% due 09/16/2035(5)		3,898	4,560
Series 2005-74, Class HC 7.50% due 09/16/2035(5)		2,492	2,893
			3,892,725
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		12,000	12,231
Total U.S. Government Agencies (cost $19,547,455)			19,753,391
U.S. GOVERNMENT TREASURIES — 7.0%
United States Treasury Bonds — 1.1%
2.50% due 02/15/2045(12)		150,000	146,262
3.00% due 05/15/2045(15)		370,000	399,036
3.00% due 11/15/2045		97,000	104,718
			650,016
United States Treasury Notes — 5.9%
0.13% due 07/15/2024 TIPS(7)		1,157,355	1,161,334
0.25% due 01/15/2025 TIPS(7)		1,620,340	1,633,990
0.38% due 07/15/2025 TIPS(7)		604,389	617,587
			3,412,911
Total U.S. Government Treasuries (cost $3,935,521)			4,062,927
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Sovereign — 2.8%
Brazil Letras do Tesouro Nacional Bills zero coupon due 04/01/2016	BRL	351,000	97,566
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(7)	BRL	923,458	256,964
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(7)	BRL	324,920	88,319
Government of Japan Senior Notes 0.10% due 08/15/2016	JPY	60,000,000	533,493
Government of Romania Bonds 5.80% due 07/26/2027	RON	330,000	99,615
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(7)	UYU	2,217,623	56,301
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(7)	UYU	3,064,295	89,321

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount(8)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(7)	UYU	768,031	$22,628
Republic of Argentina Senior Notes 2.26% due 12/31/2038	EUR	75,000	49,840
Republic of Colombia Bonds 3.00% due 03/25/2033(7)	COP	167,923,256	47,683
Republic of Turkey Bonds 2.50% due 05/04/2016(7)	TRY	714,825	251,526
Republic of Venezuela Senior Notes 6.00% due 12/09/2020(10)		20,000	6,700
Total Foreign Government Obligations (cost $1,664,367)			1,599,956
OPTIONS — PURCHASED†(9)(10) — 0.0%
Put Options — Purchased (cost $3,814)		591,000	2,348
Total Long-Term Investment Securities (cost $70,775,112)			71,994,684
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Commercial Paper — 0.5%
BNP Paribas SA 0.24% due 04/01/2016 (cost $300,000)		300,000	300,000
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(13)		155,000	155,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		65,000	65,000
Security Description	Principal Amount(8)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(13)	$130,000	$130,000
Deutsche Bank AG Joint Repurchase Agreement(13)	130,000	130,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	90,000	90,000
Total Repurchase Agreements (cost $570,000)		570,000
TOTAL INVESTMENTS (cost $71,645,112)(14)	124.9%	72,864,684
Liabilities in excess of other assets	(24.9)	(14,524,804)
NET ASSETS	100.0%	$58,339,880

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $12,339,393 representing 21.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Loan Obligation

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)  Interest Only

(7)  Principal amount of security is adjusted for inflation.

(8)  Denominated in United States dollars unless otherwise indicated.

(9)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	April 2016	$6.46	$394,000	$2,504	$1,214	$(1,290)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	May 2016	6.47	197,000	1,310	1,134	(176)
				$3,814	$2,348	$(1,466)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

(10)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $935,119 representing 1.6% of net assets.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Multi-Managed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,906	$976.54	0.00%

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(13)  See Note 2 for details of Joint Repurchase Agreements

(14)  See Note 4 for cost of investments on a tax basis.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
8	Short	U.S. Treasury 2 Year Notes	June 2016	$1,749,500	$1,750,000	$(500)
82	Long	U.S. Treasury 5 Year Notes	June 2016	9,946,030	9,935,453	(10,577)
93	Short	U.S. Treasury 10 Year Notes	June 2016	12,142,580	12,126,328	16,252
1	Short	U.S. Treasury Long Bonds	June 2016	165,838	164,438	1,400
5	Short	U.S. Treasury 10 Year Ultra Long Bonds	June 2016	701,099	703,750	(2,651)
9	Long	U.S. Treasury Ultra Long Bonds	June 2016	1,563,995	1,552,781	(11,214)
						$(7,290)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(9,259)
	TRY	300,000	USD	101,781	06/15/2016	—	(2,545)
	USD	42,199	THB	1,493,000	06/15/2016	170	—
	USD	101,862	TRY	300,000	06/15/2016	2,464	—
	USD	22,487	EUR	20,000	03/15/2017	558	—
						3,192	(11,804)
Barclays Bank PLC	IDR	2,005,000,000	USD	150,086	04/01/2016	—	(1,121)
	IDR	451,000,000	USD	31,244	05/18/2016	—	(2,897)
	USD	150,582	IDR	2,005,000,000	04/01/2016	625	—
						625	(4,018)
BNP Paribas SA	USD	51,260	ZAR	766,000	04/18/2016	482	—
	USD	24,347	ZAR	368,000	06/15/2016	227	—
						709	—

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Calyon Bank	PEN	27,000	USD	7,752	06/15/2016	$—	$(318)
Citibank N.A.	EUR	281,000	USD	314,988	04/29/2016	—	(5,002)
	USD	39,252	UYU	1,245,000	04/04/2016	22	—
	USD	49,950	EUR	45,000	03/15/2017	1,900	—
	UYU	1,245,000	USD	38,308	04/04/2016	—	(967)
						1,922	(5,969)
Credit Suisse International	TRY	719,778	USD	248,178	05/04/2016	—	(4,895)
Deutsche Bank AG	CNY	290,000	USD	44,006	07/28/2016	—	(566)
	IDR	489,000,000	USD	35,824	09/21/2016	—	(309)
						—	(875)
Goldman Sachs International	BRL	274,000	USD	76,990	04/04/2016	787	—
	BRL	320,000	USD	84,629	07/05/2016	—	(2,146)
	CNY	80,000	USD	12,167	07/28/2016	—	(129)
	IDR	2,005,000,000	USD	153,053	04/01/2016	1,847	—
	USD	150,086	IDR	2,005,000,000	04/01/2016	1,121	—
	USD	74,225	BRL	274,000	04/04/2016	1,979	—
	USD	57,670	IDR	891,000,000	05/18/2016	9,779	—
	USD	144,408	IDR	1,956,000,000	09/21/2016	123	—
	ZAR	368,000	USD	22,342	06/15/2016	—	(2,232)
						15,636	(4,507)
HSBC Bank USA	IDR	978,000,000	USD	72,044	09/21/2016	—	(221)
	USD	155,151	UYU	4,980,000	04/04/2016	1,947	—
	UYU	4,980,000	USD	154,380	04/04/2016	—	(2,717)
	UYU	4,980,000	USD	148,798	06/30/2016	—	(3,216)
						1,947	(6,154)
JPMorgan Chase Bank	GBP	169,000	USD	239,076	04/29/2016	—	(3,669)
	IDR	440,000,000	USD	30,397	05/18/2016	—	(2,911)
	PEN	68,000	USD	19,560	06/15/2016	—	(764)
	RON	405,000	USD	101,071	06/15/2016	—	(2,139)
	USD	59,021	CNY	370,000	07/28/2016	—	(2,152)
	USD	5,606	EUR	5,000	04/29/2016	87	—
	USD	39,252	UYU	1,245,000	04/04/2016	22	—
	UYU	1,245,000	USD	38,296	04/04/2016	—	(979)
						109	(12,614)
Morgan Stanley and Co., Inc.	BRL	579,000	USD	146,092	04/04/2016	—	(14,936)
	BRL	345,000	USD	87,860	04/06/2016	—	(8,032)
	BRL	915,000	USD	242,590	08/17/2016	—	(2,378)
	JPY	60,059,000	USD	535,133	08/15/2016	—	(799)
	USD	160,142	BRL	579,000	04/04/2016	886	—
	USD	68,823	THB	2,436,000	06/15/2016	306	—
						1,192	(26,145)
Royal Bank of Canada	USD	25,212	MXN	441,000	06/15/2016	149	—
Standard Chartered Bank	IDR	489,000,000	USD	35,877	09/21/2016	—	(256)
	MXN	529,000	USD	29,257	06/15/2016	—	(1,165)
	THB	3,929,000	USD	109,994	06/15/2016	—	(1,503)
						—	(2,924)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Co.	PEN	2,000	USD	580	06/15/2016	$—	$(18)
	USD	5,024	MXN	88,000	06/15/2016	37	—
	USD	28,588	PEN	97,000	06/15/2016	403	—
	ZAR	766,000	USD	47,762	04/18/2016	—	(3,980)
						440	(3,998)
UBS AG	USD	63,064	EUR	55,000	03/15/2017	310	—
Westpac Banking Corp.	GBP	64,000	USD	91,003	06/15/2016	—	(938)
Net Unrealized Appreciation(Depreciation)						$26,231	$(85,159)

BRL — Brazilian Real
CNY — Chinese Yuan
EUR — Euro Dollar
GBP — Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
MXN — Mexican Peso
PEN — Peruvian Nuevo Sol
RON — Romanian Lue
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	545	06/15/2026	3 month LIBOR	1.78%	$—	$(4,897)
USD	549	06/15/2026	3 month LIBOR	1.79%	—	(5,193)
						$(10,090)

Over the Counter Cross-Currency Interest Rate Swap Contracts

Swap Counterparty	Receive	Pay	Termination Date	Notional Amount of Currency Received (000's)		Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	3.30% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	09/21/2021	CNY	700	$107	$5,498

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,906	$3,906
Other Industries	9,539,655	—	—	9,539,655
Preferred Securities/Capital Securities	—	1,308,179	—	1,308,179
Asset Backed Securities:	—	17,870,557	—	17,870,557
U.S. Corporate Bonds & Notes	—	14,247,486	—	14,247,486
Foreign Corporate Bonds & Notes	—	2,892,048	—	2,892,048
Municipal Bond & Notes	—	714,231	—	714,231
U.S. Government Agencies	—	19,753,391	—	19,753,391
U.S. Government Treasuries	—	4,062,927	—	4,062,927
Foreign Government Obligations	—	1,599,956	—	1,599,956
Options - Purchased	—	2,348	—	2,348
Short-Term Securities	—	300,000	—	300,000
Repurchase Agreements	—	570,000	—	570,000
Total Investments at Value	$9,539,655	$63,321,123	$3,906	$72,864,684
Other Financial Instruments:†
Futures Contracts	$17,652	$—	$—	$17,652
Forward Foreign Currency Contracts	—	26,231	—	26,231
Over the Counter Cross-Currency Interest Rate Swaps Contracts	—	5,498	—	5,498
Total Other Financial Instruments	$17,652	$31,729	$—	$49,381
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,942	$—	$—	$24,942
Forward Foreign Currency Contracts	—	85,159	—	85,159
Centrally Cleared Interest Rate Swaps Contracts	—	10,090	—	10,090
Total Other Financial Instruments	$24,942	$95,249	$—	$120,191

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Diversified Banking Institutions	4.1%
Repurchase Agreements	3.7
Medical-Drugs	3.5
Medical-Biomedical/Gene	3.2
Applications Software	2.9
Computers	2.7
Retail-Building Products	2.6
Telephone-Integrated	2.5
Real Estate Investment Trusts	2.3
Beverages-Non-alcoholic	2.2
Diversified Financial Services	2.0
Federal National Mtg. Assoc.	1.9
Electric-Integrated	1.9
Banks-Commercial	1.9
Aerospace/Defense	1.8
Oil-Field Services	1.7
Medical-Wholesale Drug Distribution	1.7
E-Commerce/Products	1.6
Insurance-Life/Health	1.5
Oil Companies-Exploration & Production	1.5
United States Treasury Notes	1.4
Insurance-Multi-line	1.4
Chemicals-Diversified	1.4
Retail-Discount	1.2
Electronic Components-Semiconductors	1.2
Web Portals/ISP	1.2
Food-Misc./Diversified	1.2
Airlines	1.2
Auto/Truck Parts & Equipment-Original	1.2
Computer Services	1.0
Broadcast Services/Program	1.0
Medical-HMO	0.9
Cosmetics & Toiletries	0.9
Retail-Restaurants	0.9
Real Estate Management/Services	0.9
Oil Companies-Integrated	0.8
Transport-Services	0.8
Finance-Consumer Loans	0.7
Oil Refining & Marketing	0.7
Semiconductor Components-Integrated Circuits	0.7
Tobacco	0.7
Food-Retail	0.7
Telecommunication Equipment	0.7
Machinery-General Industrial	0.6
Containers-Paper/Plastic	0.6
Multimedia	0.6
Television	0.6
Electronics-Military	0.6
Disposable Medical Products	0.5
Containers-Metal/Glass	0.5
Gas-Distribution	0.5
Auto-Cars/Light Trucks	0.5
Banks-Super Regional	0.5
Insurance-Reinsurance	0.5
Banks-Fiduciary	0.5
Electric-Distribution	0.5
Cellular Telecom	0.5
Athletic Footwear	0.5
Aerospace/Defense-Equipment	0.5
Office Automation & Equipment	0.5
Building-Heavy Construction	0.5%
Diversified Manufacturing Operations	0.5
Building Products-Wood	0.4
Finance-Investment Banker/Broker	0.4
Commercial Services-Finance	0.4
Real Estate Operations & Development	0.4
Apparel Manufacturers	0.4
Electronic Measurement Instruments	0.4
Consumer Products-Misc.	0.4
Insurance-Property/Casualty	0.4
United States Treasury Bonds	0.4
Agricultural Operations	0.4
U.S. Government Treasuries	0.4
Building-Residential/Commercial	0.4
Retail-Apparel/Shoe	0.4
Radio	0.3
Commercial Services	0.3
Cable/Satellite TV	0.3
Electronic Components-Misc.	0.3
Non-Hazardous Waste Disposal	0.3
Investment Management/Advisor Services	0.3
Paper & Related Products	0.3
Semiconductor Equipment	0.3
Networking Products	0.3
Brewery	0.3
Medical-Hospitals	0.3
Distribution/Wholesale	0.3
Beverages-Wine/Spirits	0.3
Pipelines	0.2
Printing-Commercial	0.2
Internet Application Software	0.2
Steel-Producers	0.2
Building Products-Cement	0.2
Home Furnishings	0.2
E-Commerce/Services	0.2
Human Resources	0.2
Retail-Catalog Shopping	0.2
Building & Construction Products-Misc.	0.2
X-Ray Equipment	0.2
Resorts/Theme Parks	0.2
Data Processing/Management	0.2
Building & Construction-Misc.	0.2
Medical Products	0.2
Telecom Services	0.2
Chemicals-Specialty	0.2
Auction Houses/Art Dealers	0.2
Transport-Rail	0.2
Diversified Operations	0.2
Finance-Leasing Companies	0.2
Coatings/Paint	0.2
Rubber-Tires	0.2
Investment Companies	0.2
Electronic Security Devices	0.2
Medical-Outpatient/Home Medical	0.2
Independent Power Producers	0.2
Casino Hotels	0.2
Electric Products-Misc.	0.2
Metal-Diversified	0.2
Theaters	0.2
Private Equity	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Medical Instruments	0.1%
Enterprise Software/Service	0.1
Engineering/R&D Services	0.1
Machinery-Electrical	0.1
Energy-Alternate Sources	0.1
Publishing-Newspapers	0.1
Transport-Marine	0.1
Batteries/Battery Systems	0.1
Retail-Hypermarkets	0.1
Computers-Memory Devices	0.1
Schools	0.1
Finance-Mortgage Loan/Banker	0.1
Computers-Integrated Systems	0.1
Finance-Auto Loans	0.1
Travel Services	0.1
Food-Meat Products	0.1
Retail-Major Department Stores	0.1
Retail-Regional Department Stores	0.1
Federal Home Loan Mtg. Corp.	0.1
Savings & Loans/Thrifts	0.1
Rubber/Plastic Products	0.1
Hotels/Motels	0.1
Wireless Equipment	0.1
Finance-Other Services	0.1
Rental Auto/Equipment	0.1
Shipbuilding	0.1
Soap & Cleaning Preparation	0.1
Racetracks	0.1
Electric-Transmission	0.1
Retail-Drug Store	0.1
Machinery-Construction & Mining	0.1
Security Services	0.1
Municipal Bonds & Notes	0.1
Agricultural Chemicals	0.1
Power Converter/Supply Equipment	0.1
Gambling (Non-Hotel)	0.1
Entertainment Software	0.1
Advertising Agencies	0.1
Garden Products	0.1
Petrochemicals	0.1
Electric-Generation	0.1
Chemicals-Plastics	0.1
Transactional Software	0.1
Tools-Hand Held	0.1
Firearms & Ammunition	0.1
MRI/Medical Diagnostic Imaging	0.1
Audio/Video Products	0.1
Environmental Consulting & Engineering	0.1
Insurance-Mutual	0.1
Consulting Services	0.1
Drug Delivery Systems	0.1
Recreational Vehicles	0.1
Retail-Petroleum Products	0.1
Metal Processors & Fabrication	0.1
Publishing-Periodicals	0.1
Medical-Generic Drugs	0.1
Sugar	0.1
Internet Connectivity Services	0.1
Airport Development/Maintenance	0.1
Instruments-Controls	0.1
Computer Software	0.1%
Building Products-Air & Heating	0.1
101.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 83.6%
Advertising Agencies — 0.1%
WPP PLC	3,091	$72,230
Advertising Sales — 0.0%
Stroeer SE & Co. KGaA	157	9,870
Aerospace/Defense — 1.8%
BAE Systems PLC	2,757	20,155
Boeing Co.	11,100	1,409,034
Cubic Corp.	1,165	46,553
General Dynamics Corp.	1,400	183,918
Northrop Grumman Corp.	300	59,370
Raytheon Co.	3,000	367,890
Spirit AeroSystems Holdings, Inc., Class A†	4,000	181,440
Thales SA	200	17,524
		2,285,884
Aerospace/Defense-Equipment — 0.4%
Airbus Group SE	936	62,147
B/E Aerospace, Inc.	4,000	184,480
Orbital ATK, Inc.	2,472	214,916
		461,543
Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd.	24,232	59,255
Yara International ASA	748	28,149
		87,404
Agricultural Operations — 0.4%
Adecoagro SA†	4,031	46,558
Andersons, Inc.	635	19,946
Bunge, Ltd.	6,900	391,023
Golden Agri-Resources, Ltd.	50,900	15,483
		473,010
Airlines — 1.2%
Allegiant Travel Co.	185	32,941
ANA Holdings, Inc.	21,000	59,168
Delta Air Lines, Inc.	23,100	1,124,508
easyJet PLC	617	13,461
International Consolidated Airlines Group SA	7,738	61,724
International Consolidated Airlines Group SA	2,636	20,955
Japan Airlines Co., Ltd.	900	32,963
Qantas Airways, Ltd.	16,290	50,822
Ryanair Holdings PLC ADR	848	72,775
Turk Hava Yollari AO†	9,886	27,331
		1,496,648
Airport Development/Maintenance — 0.1%
Aena SA†*	54	6,971
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,755	33,425
TAV Havalimanlari Holding AS	4,153	24,775
		65,171
Apparel Manufacturers — 0.4%
Carter's, Inc.	4,300	453,134
G-III Apparel Group, Ltd.†	1,241	60,673
Security Description	Shares	Value (Note 2)
Apparel Manufacturers (continued)
Oxford Industries, Inc.	423	$28,438
		542,245
Appliances — 0.0%
Coway Co., Ltd.	641	54,089
Applications Software — 2.9%
inContact, Inc.†	2,780	24,714
Intuit, Inc.	6,700	696,867
Microsoft Corp.	51,372	2,837,276
Nuance Communications, Inc.†	8,000	149,520
Verint Systems, Inc.†	527	17,591
		3,725,968
Athletic Footwear — 0.5%
NIKE, Inc., Class B	9,600	590,112
Yue Yuen Industrial Holdings, Ltd.	5,500	18,930
		609,042
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	5,800	221,212
Audio/Video Products — 0.1%
Panasonic Corp.	700	6,428
Skyworth Digital Holdings, Ltd.	109,953	68,036
		74,464
Auto-Cars/Light Trucks — 0.3%
Daimler AG	107	8,203
Fiat Chrysler Automobiles NV	10,555	85,275
Fuji Heavy Industries, Ltd.	4,000	141,277
Kia Motors Corp.	782	33,028
Mazda Motor Corp.	4,300	66,728
Nissan Motor Co., Ltd.	1,200	11,105
Peugeot SA†	486	8,328
Renault SA	240	23,847
Suzuki Motor Corp.	600	16,052
Toyota Motor Corp.	100	5,289
Volkswagen AG (Preference Shares)	169	21,509
		420,641
Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	1,700	18,383
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	3,976	52,483
Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.	14,700	396,606
American Axle & Manufacturing Holdings, Inc.†	2,133	32,827
Cooper-Standard Holding, Inc.†	651	46,768
JTEKT Corp.	1,400	18,162
Lear Corp.	4,200	466,914
Miller Industries, Inc.	988	20,037
Mobileye NV†	362	13,499
S&T Motiv Co., Ltd.	660	39,879
Tenneco, Inc.†	440	22,664
Valeo SA	431	67,091

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Visteon Corp.	2,984	$237,497
		1,361,944
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	580	13,288
Banks-Commercial — 1.6%
Abu Dhabi Commercial Bank PJSC	25,626	46,745
Access National Corp.	772	15,309
Banco Santander SA	10,521	46,379
Bank Hapoalim BM	9,003	46,738
Bank of China, Ltd.	186,000	77,207
Bank of Ireland†	19,573	5,679
Bank of Queensland, Ltd.	1,089	10,117
Cardinal Financial Corp.	1,582	32,194
Citizens & Northern Corp.	1,003	19,940
Commercial International Bank Egypt SAE GDR	9,808	34,818
Commonwealth Bank of Australia	494	28,370
Customers Bancorp, Inc.†	2,021	47,756
Danske Bank A/S	197	5,565
DNB ASA	308	3,642
East West Bancorp, Inc.	1,180	38,326
Farmers Capital Bank Corp.	703	18,573
FCB Financial Holdings, Inc.†	1,487	49,458
Fidelity Southern Corp.	2,090	33,524
Financial Institutions, Inc.	1,033	30,029
First BanCorp†	14,121	41,233
First Community Bancshares, Inc.	984	19,523
FirstMerit Corp.	1,218	25,639
Fukuoka Financial Group, Inc.	6,000	19,566
Grupo Financiero Banorte SAB de CV, Class O	22,659	128,409
Hanmi Financial Corp.	2,051	45,163
Heartland Financial USA, Inc.	694	21,368
Horizon Bancorp	755	18,664
ING Groep NV CVA	2,482	30,022
MainSource Financial Group, Inc.	1,519	32,036
Metro Bank PLC†(2)	777	20,980
Opus Bank	883	30,022
PacWest Bancorp	402	14,934
Peoples Bancorp, Inc.	960	18,758
Permanent TSB Group Holdings PLC†	6,948	21,513
Popular, Inc.	5,512	157,698
Regions Financial Corp.	25,400	199,390
Renasant Corp.	871	28,665
Republic Bancorp, Inc., Class A	627	16,195
Resona Holdings, Inc.	26,500	94,561
Sberbank of Russia PJSC ADR	16,637	115,794
Shinsei Bank, Ltd.	3,000	3,918
Skandinaviska Enskilda Banken AB, Class A	508	4,853
Sumitomo Mitsui Financial Group, Inc.	5,100	154,616
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Sumitomo Mitsui Trust Holdings, Inc.	17,000	$49,786
Swedbank AB, Class A	245	5,278
Talmer Bancorp, Inc., Class A	1,637	29,613
Turkiye Garanti Bankasi AS	13,957	40,814
United Community Banks, Inc.	1,006	18,581
Virgin Money Holdings UK PLC	4,556	24,139
Western Alliance Bancorp†	1,004	33,514
Woori Bank	1,814	15,006
		2,070,620
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	8,500	313,055
State Street Corp.	4,000	234,080
		547,135
Banks-Super Regional — 0.4%
Wells Fargo & Co.	10,956	529,832
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,300	93,173
EnerSys	1,159	64,579
		157,752
Beverages-Non-alcoholic — 2.2%
Coca-Cola Amatil, Ltd.	21,554	146,056
Coca-Cola Enterprises, Inc.	8,800	446,512
Dr Pepper Snapple Group, Inc.	10,600	947,852
Fomento Economico Mexicano SAB de CV ADR	476	45,844
Grape King Bio, Ltd.	8,000	45,861
PepsiCo, Inc.	11,700	1,199,016
		2,831,141
Beverages-Wine/Spirits — 0.1%
Vina Concha y Toro SA	41,951	72,893
Bicycle Manufacturing — 0.0%
Samchuly Bicycle Co, Ltd.	1,792	29,459
Brewery — 0.2%
Anheuser-Busch InBev NV ADR	412	51,360
Anheuser-Busch InBev SA/NV	551	68,498
Heineken Holding NV	269	20,992
Heineken NV	679	61,540
Molson Coors Brewing Co., Class B	108	10,388
SABMiller PLC	340	20,783
		233,561
Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	38,557	1,103,887
Global Mediacom Tbk PT	129,700	11,786
MSG Networks, Inc., Class A†	2,800	48,412
Nexstar Broadcasting Group, Inc., Class A	465	20,586
		1,184,671
Building & Construction Products-Misc. — 0.1%
Caesarstone Sdot-Yam, Ltd.†	1,167	40,086
Cie de Saint-Gobain	117	5,156

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. (continued)
LIXIL Group Corp.	300	$6,118
Patrick Industries, Inc.†	1,279	58,054
Trex Co., Inc.†	276	13,229
		122,643
Building & Construction-Misc. — 0.2%
China Communications Construction Co., Ltd., Class H	35,000	41,780
China State Construction International Holdings, Ltd.	36,000	53,647
CIMIC Group, Ltd.	1,130	30,109
Dycom Industries, Inc.†	1,410	91,185
LendLease Group	1,359	14,449
		231,170
Building Products-Cement — 0.2%
Boral, Ltd.	7,166	33,947
Cemex Latam Holdings SA†	13,068	56,183
Cemex SAB de CV ADR†	9,030	65,739
Continental Building Products, Inc.†	2,527	46,901
CRH PLC	168	4,747
LafargeHolcim, Ltd.†(1)(2)	287	13,500
US Concrete, Inc.†	700	41,706
		262,723
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	5,256	51,719
Building Products-Wood — 0.4%
Masco Corp.	17,700	556,665
Building-Heavy Construction — 0.4%
ACS Actividades de Construccion y Servicios SA	1,617	48,189
Boskalis Westminster NV	984	38,680
Chicago Bridge & Iron Co. NV	914	33,443
MasTec, Inc.†	3,716	75,212
Promotora y Operadora de Infraestructura SAB de CV	3,914	51,878
Vinci SA	2,789	207,776
		455,178
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	900	57,393
Building-Residential/Commercial — 0.1%
Persimmon PLC	2,959	88,610
Sekisui Chemical Co., Ltd.	1,200	14,778
Taylor Wimpey PLC	16,595	45,357
		148,745
Cable/Satellite TV — 0.1%
Liberty Global PLC, Class C†	163	6,122
Numericable-SFR SA	579	24,371
Sky PLC	9,709	142,792
		173,285
Casino Hotels — 0.0%
MGM China Holdings, Ltd.	11,200	17,065
SJM Holdings, Ltd.	26,000	18,468
		35,533
Security Description	Shares	Value (Note 2)
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	5,741	$45,328
Cellular Telecom — 0.3%
China Mobile, Ltd.	19,000	211,619
NTT DOCOMO, Inc.	4,200	95,255
Vodafone Group PLC	25,387	80,654
		387,528
Chemicals-Diversified — 1.3%
Aceto Corp.	695	16,374
Akzo Nobel NV	462	31,490
Asahi Kasei Corp.	3,000	20,283
BASF SE	2,715	204,827
Dow Chemical Co.	415	21,107
Evonik Industries AG	1,445	43,351
Hitachi Chemical Co., Ltd.	900	16,193
Innophos Holdings, Inc.	564	17,433
Innospec, Inc.	750	32,520
Kuraray Co., Ltd.	2,300	28,120
LyondellBasell Industries NV, Class A	13,200	1,129,656
Mitsubishi Chemical Holdings Corp.	3,500	18,270
Mitsubishi Gas Chemical Co., Inc.	3,000	16,154
Nitto Denko Corp.	500	27,798
Orion Engineered Carbons SA	1,665	23,510
		1,647,086
Chemicals-Other — 0.0%
American Vanguard Corp.	2,792	44,058
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG	129	66,878
Chemicals-Specialty — 0.1%
Cabot Corp.	1,570	75,878
Kraton Performance Polymers, Inc.†	728	12,595
Minerals Technologies, Inc.	771	43,831
		132,304
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	6,700	195,640
Nippon Paint Holdings Co., Ltd.	600	13,312
		208,952
Commercial Services — 0.3%
Live Nation Entertainment, Inc.†	733	16,353
Quanta Services, Inc.†	11,700	263,952
ServiceMaster Global Holdings, Inc.†	4,200	158,256
		438,561
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	978	35,198
Global Payments, Inc.	7,900	515,870
		551,068
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	586	21,172

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services — 1.0%
Amdocs, Ltd.	6,700	$404,814
Atos SE	879	71,595
CACI International, Inc., Class A†	243	25,928
Computer Sciences Corp.	10,788	370,999
CSRA, Inc.	1,300	34,970
Leidos Holdings, Inc.	7,700	387,464
Manhattan Associates, Inc.†	417	23,715
MAXIMUS, Inc.	364	19,161
		1,338,646
Computer Software — 0.1%
Apigee Corp.†	1,762	14,642
Blackbaud, Inc.	503	31,634
RIB Software AG	1,158	12,030
		58,306
Computers — 2.7%
Apple, Inc.	32,122	3,500,977
Lenovo Group, Ltd.	6,000	4,687
		3,505,664
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.	4,000	14,806
MTS Systems Corp.	243	14,787
NCR Corp.†	2,323	69,527
NetScout Systems, Inc.†	212	4,870
Otsuka Corp.	300	15,834
VeriFone Systems, Inc.†	683	19,288
		139,112
Computers-Memory Devices — 0.1%
Brocade Communications Systems, Inc.	13,800	146,004
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	499	16,682
Consulting Services — 0.1%
CEB, Inc.	271	17,542
ICF International, Inc.†	1,631	56,057
		73,599
Consumer Products-Misc. — 0.4%
Clorox Co.	3,700	466,422
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	12,500	619,875
Owens-Illinois, Inc.†	1,335	21,307
		641,182
Containers-Paper/Plastic — 0.5%
Amcor, Ltd.	6,760	74,360
Berry Plastics Group, Inc.†	1,314	47,501
Graphic Packaging Holding Co.	12,700	163,195
KapStone Paper and Packaging Corp.	1,740	24,099
Sealed Air Corp.	7,800	374,478
		683,633
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.9%
AMOREPACIFIC Group	468	$59,953
Avon Products, Inc.	1,873	9,009
Coty, Inc., Class A	1,418	39,463
Edgewell Personal Care Co.	1,000	80,530
Estee Lauder Cos., Inc., Class A	5,400	509,274
Kao Corp.	2,500	133,347
LG Household & Health Care, Ltd.	140	115,687
Shiseido Co., Ltd.	400	8,928
Svenska Cellulosa AB SCA, Class B	838	26,188
Unilever NV CVA	1,785	79,997
Unilever PLC	1,221	55,284
		1,117,660
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,700	100,827
CompuGroup Medical SE	511	21,602
CSG Systems International, Inc.	1,396	63,043
		185,472
Decision Support Software — 0.0%
QAD, Inc., Class A	1,150	24,438
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	1,926	10,150
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	5,810	42,006
Diamonds/Precious Stones — 0.0%
Dominion Diamond Corp.	572	6,343
Disposable Medical Products — 0.5%
C.R. Bard, Inc.	2,900	587,743
ICU Medical, Inc.†	837	87,132
STERIS PLC	271	19,254
		694,129
Distribution/Wholesale — 0.2%
Beacon Roofing Supply, Inc.†	1,167	47,859
Ingram Micro, Inc., Class A	3,700	132,867
Jardine Cycle & Carriage, Ltd.	600	17,820
Wolseley PLC	229	12,955
		211,501
Diversified Banking Institutions — 3.9%
Barclays PLC	20,930	45,091
BNP Paribas SA	3,568	179,575
Citigroup, Inc.	37,500	1,565,625
Credit Suisse Group AG	1,817	25,718
HSBC Holdings PLC	32,433	202,119
JPMorgan Chase & Co.	31,589	1,870,701
Mitsubishi UFJ Financial Group, Inc.	27,300	126,500
Mizuho Financial Group, Inc.	99,600	148,765
Morgan Stanley	29,500	737,795
Natixis SA	1,597	7,863
Societe Generale SA	2,604	96,241
UBS Group AG	1,472	23,713
UniCredit SpA	3,314	11,954
		5,041,660

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Financial Services — 0.1%
E.Sun Financial Holding Co., Ltd.	122,000	$68,233
Unifin Financiera SAPI de CV SOFOM ENR	1,586	4,444
		72,677
Diversified Manufacturing Operations — 0.3%
AZZ, Inc.	451	25,527
Carlisle Cos., Inc.	1,200	119,400
Chase Corp.	356	18,722
Fabrinet†	354	11,452
LSB Industries, Inc.†	1,106	14,101
Siemens AG	1,367	144,896
Standex International Corp.	438	34,081
		368,179
Diversified Minerals — 0.0%
BHP Billiton, Ltd.	2,077	26,843
Sumitomo Metal Mining Co., Ltd.	2,000	19,859
		46,702
Diversified Operations — 0.2%
Haci Omer Sabanci Holding AS	11,468	39,640
Industrivarden AB, Class A	5,264	98,559
Siam Cement PCL	4,250	56,538
Wharf Holdings, Ltd.	2,000	10,932
		205,669
Drug Delivery Systems — 0.1%
Catalent, Inc.†	652	17,389
Clinigen Group PLC	1,622	13,605
Depomed, Inc.†	569	7,926
DexCom, Inc.†	504	34,227
		73,147
E-Commerce/Products — 1.6%
Alibaba Group Holding, Ltd. ADR†	2,512	198,523
Amazon.com, Inc.†	1,322	784,792
eBay, Inc.†	44,900	1,071,314
Interpark Holdings Corp.	3,481	28,674
Shutterfly, Inc.†	198	9,181
		2,092,484
E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. ADR†	1,765	78,119
Liberty Ventures, Series A†	3,800	148,656
		226,775
E-Marketing/Info — 0.0%
Criteo SA ADR†	277	11,473
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,477	32,080
Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	4,500	51,739
Littelfuse, Inc.	360	44,320
Nidec Corp.	100	6,843
		102,902
Security Description	Shares	Value (Note 2)
Electric-Distribution — 0.5%
PPL Corp.	16,200	$616,734
Electric-Generation — 0.0%
China Resources Power Holdings Co., Ltd.	22	41
Electric Power Development Co., Ltd.	500	15,616
Talen Energy Corp.†	2,491	22,419
		38,076
Electric-Integrated — 1.5%
AES Corp.	11,700	138,060
American Electric Power Co., Inc.	600	39,840
E.ON SE	6,608	63,447
Endesa SA	3,700	71,027
Enel SpA	17,328	76,859
Entergy Corp.	14,200	1,125,776
Iberdrola SA	25,357	169,112
Korea Electric Power Corp.	1,520	80,014
Pampa Energia SA ADR†	1,551	33,254
RWE AG	3,796	49,134
SSE PLC	325	6,964
Tenaga Nasional Bhd	12,500	44,662
Tokyo Electric Power Co., Inc.†	6,300	34,650
		1,932,799
Electronic Components-Misc. — 0.3%
Casetek Holdings, Ltd.	18,000	97,875
Hitachi High-Technologies Corp.	600	16,900
Hoya Corp.	2,900	110,310
Jabil Circuit, Inc.	1,521	29,310
Murata Manufacturing Co., Ltd.	600	72,344
Plexus Corp.†	1,129	44,618
Sanmina Corp.†	1,078	25,204
Stoneridge, Inc.†	2,199	32,017
		428,578
Electronic Components-Semiconductors — 1.2%
Ambarella, Inc.†	347	15,511
Cavium, Inc.†	435	26,605
CEVA, Inc.†	1,503	33,817
DSP Group, Inc.†	3,463	31,583
Intersil Corp., Class A	1,926	25,751
Lattice Semiconductor Corp.†	8,292	47,098
Mellanox Technologies, Ltd.†	633	34,391
Microsemi Corp.†	615	23,561
Monolithic Power Systems, Inc.	380	24,183
NVIDIA Corp.	21,700	773,171
ON Semiconductor Corp.†	4,427	42,455
QLogic Corp.†	5,178	69,592
Rovi Corp.†	1,253	25,699
Samsung Electronics Co., Ltd.	228	261,574
Semtech Corp.†	614	13,502
Silicon Laboratories, Inc.†	232	10,431
SK Hynix, Inc.	2,477	60,972
Skyworks Solutions, Inc.	368	28,667
SunEdison Semiconductor, Ltd.†	628	4,069
Synaptics, Inc.†	326	25,995
		1,578,627

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Design Automation — 0.0%
Mentor Graphics Corp.	2,515	$51,130
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	12,000	478,200
Sartorius AG (Preference Shares)	53	13,506
Wasion Group Holdings, Ltd.	48,000	25,246
		516,952
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	297	22,801
Electronic Security Devices — 0.2%
Allegion PLC	2,400	152,904
dorma+kaba Holding AG	37	23,646
Tyco International PLC	430	15,785
		192,335
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	6,000	711,000
Energy-Alternate Sources — 0.1%
Concord New Energy Group, Ltd.	900,000	48,728
Vestas Wind Systems A/S	1,737	122,546
		171,274
Engineering/R&D Services — 0.1%
Argan, Inc.	1,350	47,466
KBR, Inc.	8,100	125,388
		172,854
Enterprise Software/Service — 0.1%
MobileIron, Inc.†	2,956	13,361
Proofpoint, Inc.†	607	32,644
SYNNEX Corp.	476	44,073
Tyler Technologies, Inc.†	211	27,137
Veeva Systems, Inc., Class A†	852	21,334
		138,549
Entertainment Software — 0.1%
GungHo Online Entertainment, Inc.	19,600	55,206
Nexon Co., Ltd.	2,100	35,807
		91,013
Environmental Consulting & Engineering — 0.1%
Sweco AB, Class B	416	6,836
Tetra Tech, Inc.	2,266	67,572
		74,408
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	368	17,793
Female Health Care Products — 0.0%
Asaleo Care, Ltd.	1,542	2,151
Finance-Consumer Loans — 0.7%
Encore Capital Group, Inc.†	643	16,551
Nelnet, Inc., Class A	1,119	44,055
PRA Group, Inc.†	563	16,546
Synchrony Financial†	30,500	874,130
		951,282
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.0%
Worldpay Group PLC†*	4,302	$16,998
Finance-Investment Banker/Broker — 0.3%
Daiwa Securities Group, Inc.	3,000	18,454
E*TRADE Financial Corp.†	14,900	364,901
Nomura Holdings, Inc.	8,700	38,875
Oppenheimer Holdings, Inc., Class A	1,004	15,843
		438,073
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,600	86,031
ORIX Corp.	7,600	108,417
		194,448
Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	540	6,766
CoreLogic, Inc.†	2,200	76,340
Federal Agricultural Mtg. Corp., Class C	702	26,486
PennyMac Financial Services, Inc., Class A†	1,198	14,089
		123,681
Finance-Other Services — 0.1%
Euronext NV*(2)	210	8,720
Moscow Exchange MICEX-RTS PJSC	58,510	90,963
WageWorks, Inc.†	374	18,928
		118,611
Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†	2,876	76,559
Fisheries — 0.0%
Austevoll Seafood ASA	787	6,467
Salmar ASA	963	23,625
		30,092
Food-Catering — 0.0%
Compass Group PLC	2,620	46,209
Food-Confectionery — 0.0%
Barry Callebaut AG	20	21,736
Food-Meat Products — 0.1%
WH Group, Ltd.†*	160,955	116,608
Food-Misc./Diversified — 1.2%
Associated British Foods PLC	751	36,123
Cal-Maine Foods, Inc.	698	36,233
Campbell Soup Co.	7,100	452,909
ConAgra Foods, Inc.	13,000	580,060
John B. Sanfilippo & Son, Inc.	1,214	83,875
Kerry Group PLC, Class A	597	55,623
Nestle SA	2,122	158,563
Nomad Foods, Ltd.†	1,908	17,191
Orkla ASA	2,043	18,505
Pinnacle Foods, Inc.	703	31,410
Uni-President Enterprises Corp.	14,000	24,578
		1,495,070

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 0.7%
J Sainsbury PLC	13,722	$54,454
Koninklijke Ahold NV	6,947	156,281
Kroger Co.	13,600	520,200
METRO AG	949	29,405
Seven & i Holdings Co., Ltd.	100	4,258
Woolworths, Ltd.	1,643	27,834
X5 Retail Group NV GDR†	3,703	78,503
		870,935
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,397	42,343
Footwear & Related Apparel — 0.0%
Steven Madden, Ltd.†	900	33,336
Wolverine World Wide, Inc.	1,325	24,407
		57,743
Gambling (Non-Hotel) — 0.0%
Tabcorp Holdings, Ltd.	4,451	14,603
Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	1,200	87,324
Gas-Distribution — 0.5%
Centrica PLC	14,818	48,460
Questar Corp.	3,000	74,400
UGI Corp.	12,450	501,610
Vectren Corp.	1,100	55,616
		680,086
Gold Mining — 0.0%
Newcrest Mining, Ltd.†	2,027	26,352
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	1,981	63,035
Leggett & Platt, Inc.	4,200	203,280
		266,315
Hotels/Motels — 0.1%
Accor SA	149	6,314
Central Plaza Hotel PCL	30,400	36,941
Dalata Hotel Group PLC†	4,363	22,107
Diamond Resorts International, Inc.†	916	22,259
Marcus Corp.	1,167	22,115
		109,736
Human Resources — 0.2%
Adecco SA	1,329	86,591
Kforce, Inc.	1,717	33,619
Korn/Ferry International	927	26,225
Monster Worldwide, Inc.†	4,384	14,292
On Assignment, Inc.†	819	30,237
Paylocity Holding Corp.†	351	11,492
Team Health Holdings, Inc.†	283	11,832
TrueBlue, Inc.†	747	19,534
		233,822
Identification Systems — 0.0%
Imprivata, Inc.†	1,789	22,595
Security Description	Shares	Value (Note 2)
Import/Export — 0.0%
ITOCHU Corp.	4,000	$49,260
Mitsubishi Corp.	500	8,468
		57,728
Industrial Automated/Robotic — 0.0%
Hollysys Automation Technologies, Ltd.†	1,738	36,585
Instruments-Controls — 0.1%
Woodward, Inc.	1,240	64,505
Insurance-Life/Health — 1.4%
AIA Group, Ltd.	22,400	126,909
American Equity Investment Life Holding Co.	2,855	47,964
Anicom Holdings, Inc.†	400	10,982
Cathay Financial Holding Co., Ltd.	48,000	57,494
Challenger, Ltd.	3,308	21,275
CNO Financial Group, Inc.	1,958	35,087
Lincoln National Corp.	8,800	344,960
NN Group NV	1,746	57,130
Prudential Financial, Inc.	12,500	902,750
Prudential PLC	2,722	50,862
St James's Place PLC	967	12,757
Swiss Life Holding AG	259	68,875
		1,737,045
Insurance-Multi-line — 1.2%
Ageas	528	20,950
Allianz SE	1,286	209,185
Allstate Corp.	10,700	720,859
American Financial Group, Inc.	1,300	91,481
AXA SA	4,821	113,502
BB Seguridade Participacoes SA	3,359	27,745
Chubb, Ltd.	65	7,745
CNP Assurances	4,312	67,245
Delta Lloyd NV	2,168	10,075
Genworth Financial, Inc., Class A†	3,710	10,128
Medibank Pvt., Ltd.	8,719	19,583
Voya Financial, Inc.	8,800	261,976
		1,560,474
Insurance-Property/Casualty — 0.4%
Admiral Group PLC	636	18,114
AmTrust Financial Services, Inc.	2,090	54,089
Dongbu Insurance Co., Ltd.	1,113	73,869
Employers Holdings, Inc.	2,397	67,452
Federated National Holding Co.	2,348	46,162
HCI Group, Inc.	1,035	34,466
Heritage Insurance Holdings, Inc.	2,926	46,728
Hyundai Marine & Fire Insurance Co., Ltd.	2,393	69,471
United Insurance Holdings Corp.	3,373	64,795
		475,146
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,400	66,780
Essent Group, Ltd.†	1,045	21,736
Maiden Holdings, Ltd.	1,695	21,933

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	880	$178,992
Reinsurance Group of America, Inc.	1,200	115,500
SCOR SE	205	7,278
Swiss Re AG	2,034	188,053
		600,272
Internet Application Software — 0.2%
Intralinks Holdings, Inc.†	1,219	9,606
Tencent Holdings, Ltd.	13,800	281,965
		291,571
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	881	34,385
Com Hem Holding AB	3,358	30,961
		65,346
Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	83	9,470
NCSoft Corp.	196	43,447
		52,917
Internet Content-Information/News — 0.0%
Mixi, Inc.	700	25,999
Internet Security — 0.0%
AVG Technologies NV†	1,467	30,440
Investment Companies — 0.2%
Investor AB, Class B	4,456	157,750
Medley Capital Corp.	3,331	21,985
Solar Capital, Ltd.	1,375	23,760
		203,495
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	4,300	404,243
Lighting Products & Systems — 0.0%
OSRAM Licht AG	1,047	53,976
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	535	39,189
Machine Tools & Related Products — 0.0%
Techtronic Industries Co., Ltd.	8,000	31,660
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	315	20,979
Machinery-Electrical — 0.1%
ABB, Ltd.	732	14,266
Mitsubishi Electric Corp.	10,000	104,803
Schindler Holding AG	290	53,473
		172,542
Machinery-General Industrial — 0.6%
Altra Industrial Motion Corp.	1,154	32,058
BWX Technologies, Inc.	3,100	104,036
IDEX Corp.	1,400	116,032
Kadant, Inc.	849	38,341
Kone OYJ, Class B	780	37,597
Security Description	Shares	Value (Note 2)
Machinery-General Industrial (continued)
Roper Technologies, Inc.	2,200	$402,094
Sumitomo Heavy Industries, Ltd.	3,000	12,395
Wabtec Corp.	414	32,826
		775,379
Machinery-Pumps — 0.0%
NN, Inc.	2,033	27,811
Medical Instruments — 0.1%
AtriCure, Inc.†	905	15,231
Bruker Corp.	2,900	81,200
CONMED Corp.	751	31,497
Entellus Medical, Inc.†	555	10,095
Spectranetics Corp.†	967	14,041
TransEnterix, Inc.†	4,314	18,335
		170,399
Medical Labs & Testing Services — 0.0%
Ain Holdings, Inc.	500	25,634
Medical Products — 0.2%
Accuray, Inc.†	2,062	11,918
Globus Medical, Inc., Class A†	905	21,494
Greatbatch, Inc.†	1,442	51,393
MiMedx Group, Inc.†	1,989	17,384
Nuvectra Corp.†	480	2,597
Rockwell Medical, Inc.†	2,529	18,993
West Pharmaceutical Services, Inc.	994	68,904
Zeltiq Aesthetics, Inc.†	977	26,535
		219,218
Medical-Biomedical/Gene — 3.2%
AMAG Pharmaceuticals, Inc.†	3,417	79,958
Amgen, Inc.	9,700	1,454,321
Applied Genetic Technologies Corp.†	911	12,736
Ardelyx, Inc.†	1,866	14,499
ARIAD Pharmaceuticals, Inc.†	1,848	11,809
Cambrex Corp.†	953	41,932
Celgene Corp.†	113	11,310
Charles River Laboratories International, Inc.†	2,846	216,125
Dynavax Technologies Corp.†	1,307	25,147
Emergent BioSolutions, Inc.†	1,232	44,783
Five Prime Therapeutics, Inc.†	592	24,053
Gilead Sciences, Inc.	16,517	1,517,252
Halozyme Therapeutics, Inc.†	945	8,949
Incyte Corp.†	6,300	456,561
Ionis Pharmaceuticals, Inc.†	228	9,234
Ligand Pharmaceuticals, Inc.†	179	19,169
Medicines Co.†	291	9,245
Medivation, Inc.†	185	8,506
Merrimack Pharmaceuticals, Inc.†	2,234	18,699
Myriad Genetics, Inc.†	391	14,635
Novavax, Inc.†	1,068	5,511
OncoMed Pharmaceuticals, Inc.†	451	4,560
Prothena Corp. PLC†	920	37,867
Repligen Corp.†	633	16,977
Sage Therapeutics, Inc.†	224	7,181
Tokai Pharmaceuticals, Inc.†	551	3,091
		4,074,110

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 3.3%
AbbVie, Inc.	600	$34,272
ACADIA Pharmaceuticals, Inc.†	907	25,360
Akorn, Inc.†	553	13,012
Allergan PLC†	87	23,319
Anacor Pharmaceuticals, Inc.†	168	8,980
Aralez Pharmaceuticals, Inc.†	5,374	19,078
Astellas Pharma, Inc.	8,900	118,342
AstraZeneca PLC	2,864	160,526
Bayer AG	67	7,876
BioSpecifics Technologies Corp.†	409	14,241
Cardiome Pharma Corp.†	7,891	32,274
Eagle Pharmaceuticals, Inc.†	263	10,652
GlaxoSmithKline PLC	8,116	164,591
Grifols SA	834	18,572
Grifols SA ADR	1,175	18,177
Hikma Pharmaceuticals PLC	1,497	42,571
Hua Han Health Industry Holdings, Ltd.	260,000	28,154
Hypermarcas SA†	4,648	36,350
Immune Design Corp.†	581	7,553
Inotek Pharmaceuticals Corp.†	896	6,630
Insys Therapeutics, Inc.†	814	13,016
Jazz Pharmaceuticals PLC†	1,035	135,119
Lannett Co., Inc.†	1,564	28,043
Merck KGaA	535	44,629
Novartis AG	2,658	192,671
Novo Nordisk A/S, Class B	1,131	61,347
Ophthotech Corp.†	487	20,585
Pacira Pharmaceuticals, Inc.†	474	25,113
Pfizer, Inc.	57,623	1,707,946
PharMerica Corp.†	1,047	23,149
Prestige Brands Holdings, Inc.†	581	31,020
Richter Gedeon Nyrt	3,887	77,490
Roche Holding AG	736	181,177
Sanofi	2,942	237,218
Shionogi & Co., Ltd.	500	23,533
Shire PLC	1,259	71,588
STADA Arzneimittel AG	341	13,536
Sucampo Pharmaceuticals, Inc., Class A†	1,596	17,444
Supernus Pharmaceuticals, Inc.†	1,302	19,856
TESARO, Inc.†	759	33,419
Trevena, Inc.†	1,201	9,932
uniQure NV†	603	7,164
Zoetis, Inc.	11,200	496,496
		4,262,021
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	262	8,389
Teva Pharmaceutical Industries, Ltd. ADR	1,052	56,293
		64,682
Medical-HMO — 0.9%
Anthem, Inc.	7,500	1,042,425
Centene Corp.†	805	49,566
Molina Healthcare, Inc.†	135	8,706
Security Description	Shares	Value (Note 2)
Medical-HMO (continued)
Triple-S Management Corp., Class B†	848	$21,081
WellCare Health Plans, Inc.†	190	17,623
		1,139,401
Medical-Hospitals — 0.1%
Mediclinic International PLC†	3,259	41,888
Select Medical Holdings Corp.	3,135	37,025
		78,913
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,257	15,524
Medical-Outpatient/Home Medical — 0.2%
Amsurg Corp.†	705	52,593
Chemed Corp.	760	102,942
Providence Service Corp.†	717	36,617
		192,152
Medical-Wholesale Drug Distribution — 1.7%
AmerisourceBergen Corp.	12,000	1,038,600
Cardinal Health, Inc.	5,900	483,505
McKesson Corp.	3,200	503,200
Medipal Holdings Corp.	6,400	101,336
Suzuken Co., Ltd.	2,200	74,770
		2,201,411
Metal Processors & Fabrication — 0.1%
EVA Precision Industrial Holdings, Ltd.	400,000	59,299
Metal-Diversified — 0.1%
Glencore PLC	26,285	59,384
Rio Tinto PLC	236	6,628
		66,012
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	21,948	42,902
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,962	42,870
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	1,700	28,277
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	2,839	13,712
Surgical Care Affiliates, Inc.†	1,324	61,275
		74,987
Multimedia — 0.5%
Entravision Communications Corp., Class A	4,565	33,964
Lagardere SCA	3,374	89,647
Naspers, Ltd., Class N	1,205	168,216
Quebecor, Inc., Class B	605	15,885
Viacom, Inc., Class B	7,200	297,216
		604,928
Networking Products — 0.3%
A10 Networks, Inc.†	2,059	12,189
Cisco Systems, Inc.	9,000	256,230
Gigamon, Inc.†	338	10,485
Infinera Corp.†	905	14,534

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking Products (continued)
Ixia†	2,451	$30,540
		323,978
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	17,000	48,034
Non-Hazardous Waste Disposal — 0.3%
China Water Affairs Group, Ltd.	156,000	64,151
Waste Connections, Inc.	5,600	361,704
		425,855
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	1,249	26,903
Seiko Epson Corp.	800	12,923
Xerox Corp.	48,700	543,492
		583,318
Oil Companies-Exploration & Production — 1.2%
California Resources Corp.	1,891	1,948
Callon Petroleum Co.†	3,236	28,639
Diamondback Energy, Inc.†	187	14,433
Encana Corp.	627	3,824
Gulfport Energy Corp.†	578	16,380
Lone Pine Resources Canada, Ltd.†(3)	1,247	848
Lone Pine Resources, Inc.,†(3)	1,247	6
Northern Oil and Gas, Inc.†	3,553	14,176
Occidental Petroleum Corp.	20,200	1,382,286
Pioneer Natural Resources Co.	83	11,681
Whiting Petroleum Corp.†	420	3,352
Woodside Petroleum, Ltd.	2,732	54,366
		1,531,939
Oil Companies-Integrated — 0.7%
BP PLC	18,194	91,498
Eni SpA	2,188	33,113
Exxon Mobil Corp.	1,593	133,159
OMV AG	4,511	126,915
Repsol SA	1,322	14,923
Royal Dutch Shell PLC, Class A (Euronext)	933	22,656
Royal Dutch Shell PLC, Class A (BATS)	5,257	127,148
Royal Dutch Shell PLC, Class B	4,018	98,104
Statoil ASA	6,742	106,165
Suncor Energy, Inc.	1,249	34,785
TOTAL SA	3,498	159,454
		947,920
Oil Refining & Marketing — 0.7%
Caltex Australia, Ltd.	1,409	36,744
CVR Energy, Inc.	2,100	54,810
HollyFrontier Corp.	5,400	190,728
Tesoro Corp.	2,100	180,621
Valero Energy Corp.	7,300	468,222
		931,125
Security Description	Shares	Value (Note 2)
Oil-Field Services — 1.7%
Halliburton Co.	15,300	$546,516
Matrix Service Co.†	1,074	19,010
Schlumberger, Ltd.	21,800	1,607,750
		2,173,276
Optical Recognition Equipment — 0.0%
Jenoptik AG	802	12,822
Optical Supplies — 0.0%
STAAR Surgical Co.†	1,619	11,964
Paper & Related Products — 0.2%
Domtar Corp.	829	33,575
Mondi PLC	1,317	25,271
Nine Dragons Paper Holdings, Ltd.	50,000	37,642
Sappi, Ltd.†	8,671	38,393
Smurfit Kappa Group PLC	555	14,304
Stora Enso Oyj, Class R	3,283	29,381
Suzano Papel e Celulose SA, Class A (Preference Shares)	13,792	48,561
UPM-Kymmene Oyj	4,139	74,979
		302,106
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	660	21,886
Petrochemicals — 0.1%
Braskem SA, Class A (Preference Shares)	4,718	30,717
Lotte Chemical Corp.	181	54,050
		84,767
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,226	46,134
Poultry — 0.0%
Sanderson Farms, Inc.	637	57,445
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,323	80,817
Boer Power Holdings, Ltd.	21,000	16,568
		97,385
Printing-Commercial — 0.2%
Dai Nippon Printing Co., Ltd.	15,000	133,280
Deluxe Corp.	1,450	90,610
Ennis, Inc.	1,210	23,656
Toppan Printing Co., Ltd.	7,000	58,714
		306,260
Private Equity — 0.1%
3i Group PLC	22,145	145,161
Eurazeo SA	164	11,089
KKR & Co. LP	648	9,519
		165,769
Protection/Safety — 0.0%
Landauer, Inc.	1,041	34,426
Publishing-Newspapers — 0.1%
News Corp., Class A	12,600	160,902
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	1,734	69,217

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Racetracks — 0.0%
Penn National Gaming, Inc.†	3,292	$54,943
Radio — 0.3%
Sirius XM Holdings, Inc.†	112,500	444,375
Real Estate Investment Trusts — 2.0%
AG Mtg. Investment Trust, Inc.	477	6,234
Agree Realty Corp.	820	31,545
American Capital Agency Corp.	13,700	255,231
Annaly Capital Management, Inc.	29,400	301,644
Apollo Commercial Real Estate Finance, Inc.	1,176	19,169
Arbor Realty Trust, Inc.	4,640	31,413
ARMOUR Residential REIT, Inc.	317	6,825
Ashford Hospitality Trust, Inc.	2,981	19,019
Brandywine Realty Trust	1,757	24,651
CBL & Associates Properties, Inc.	1,060	12,614
Chimera Investment Corp.	8,000	108,720
Communications Sales & Leasing, Inc.	2,806	62,433
CYS Investments, Inc.	1,498	12,194
Dexus Property Group	10,484	63,810
EPR Properties	445	29,646
Equity LifeStyle Properties, Inc.	1,100	80,003
First Industrial Realty Trust, Inc.	961	21,853
General Growth Properties, Inc.	10,500	312,165
GEO Group, Inc.	3,578	124,049
Hersha Hospitality Trust	789	16,837
Hibernia REIT PLC	22,636	33,536
Invesco Mtg. Capital, Inc.	779	9,488
Investors Real Estate Trust	2,161	15,689
Japan Hotel REIT Investment Corp.	41	36,102
Lexington Realty Trust	4,083	35,114
LTC Properties, Inc.	1,163	52,614
Macquarie Mexico Real Estate Management SA de CV	58,627	79,234
MFA Financial, Inc.	15,947	109,237
National Health Investors, Inc.	1,016	67,584
Omega Healthcare Investors, Inc.	1,595	56,304
One Liberty Properties, Inc.	1,049	23,508
Post Properties, Inc.	363	21,686
Ramco-Gershenson Properties Trust	1,202	21,672
Select Income REIT	773	17,818
Simon Property Group, Inc.	800	166,152
Sovran Self Storage, Inc.	138	16,277
Starwood Property Trust, Inc.	9,800	185,514
Summit Hotel Properties, Inc.	2,666	31,912
Two Harbors Investment Corp.	10,800	85,752
Universal Health Realty Income Trust	278	15,638
		2,620,886
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	15,000	432,300
Foxtons Group PLC	5,213	12,185
Security Description	Shares	Value (Note 2)
Real Estate Management/Services (continued)
Jones Lang LaSalle, Inc.	2,300	$269,836
Kennedy-Wilson Holdings, Inc.	883	19,338
RE/MAX Holdings, Inc., Class A	1,504	51,587
Realogy Holdings Corp.†	7,200	259,992
Regus PLC	5,147	23,412
		1,068,650
Real Estate Operations & Development — 0.4%
Community Healthcare Trust, Inc.	1,275	23,575
Emaar Properties PJSC	42,033	68,891
Hang Lung Group, Ltd.	1,000	2,862
Kawasan Industri Jababeka Tbk PT	2,531,580	49,639
Kerry Properties, Ltd.	17,000	46,897
Megaworld Corp.	641,000	57,773
New World Development Co., Ltd.	71,000	67,729
Nomura Real Estate Holdings, Inc.	600	11,089
Sun Hung Kai Properties, Ltd.	1,000	12,214
Surya Semesta Internusa Tbk PT	792,400	43,026
Wheelock & Co., Ltd.	24,000	107,202
		490,897
Recreational Vehicles — 0.1%
Brunswick Corp.	747	35,841
Malibu Boats, Inc., Class A†	916	15,023
MCBC Holdings, Inc.†	1,578	22,218
		73,082
Rental Auto/Equipment — 0.0%
Ashtead Group PLC	3,616	44,872
Research & Development — 0.0%
INC Research Holdings, Inc.†	502	20,687
Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	506	34,155
Six Flags Entertainment Corp.	3,300	183,117
		217,272
Retail-Apparel/Shoe — 0.3%
Caleres, Inc.	1,369	38,729
Children's Place, Inc.	507	42,319
Coach, Inc.	925	37,083
DSW, Inc., Class A	1,096	30,293
Express, Inc.†	2,373	50,806
Industria de Diseno Textil SA	2,063	69,404
Next PLC	188	14,581
Shimamura Co., Ltd.	300	37,452
		320,667
Retail-Building Products — 2.6%
Home Depot, Inc.	13,600	1,814,648
Kingfisher PLC	27,319	147,805
Lowe's Cos., Inc.	18,700	1,416,525
		3,378,978
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	10,400	262,600

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 1.2%
Big Lots, Inc.	666	$30,163
Wal-Mart Stores, Inc.	23,000	1,575,270
		1,605,433
Retail-Hypermarkets — 0.1%
Grupo Comercial Chedraui SA de CV	19,052	60,540
Puregold Price Club, Inc.	47,200	37,313
Wal-Mart de Mexico SAB de CV	21,023	49,767
		147,620
Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC	13,663	79,711
Matahari Department Store Tbk PT	22,600	31,275
		110,986
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.	3,000	31,879
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	1,500	72,870
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	413	35,068
Retail-Restaurants — 0.8%
Brinker International, Inc.	869	39,930
Cheesecake Factory, Inc.	495	26,280
Papa John's International, Inc.	412	22,326
Starbucks Corp.	15,000	895,500
		984,036
Retail-Sporting Goods — 0.0%
Vista Outdoor, Inc.†	343	17,805
Retail-Vision Service Center — 0.0%
Luxottica Group SpA	380	20,971
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	923	29,305
Rubber-Tires — 0.2%
Cie Generale des Etablissements Michelin	668	68,357
Continental AG	287	65,316
Cooper Tire & Rubber Co.	1,348	49,903
Goodyear Tire & Rubber Co.	654	21,569
		205,145
Rubber/Plastic Products — 0.1%
Trinseo SA†	2,668	98,209
Satellite Telecom — 0.0%
Cellnex Telecom SAU*	859	13,733
Eutelsat Communications SA	1,272	41,092
		54,825
Savings & Loans/Thrifts — 0.1%
Banc of California, Inc.	960	16,800
BofI Holding, Inc.†	1,823	38,903
Flushing Financial Corp.	1,002	21,663
Meta Financial Group, Inc.	556	25,354
Pacific Premier Bancorp, Inc.†	949	20,280
		123,000
Security Description	Shares	Value (Note 2)
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	476	$30,835
Grand Canyon Education, Inc.†	1,090	46,587
ITT Educational Services, Inc.†(1)(2)	641	1,981
New Oriental Education & Technology Group ADR	1,867	64,579
		143,982
Security Services — 0.1%
Securitas AB, Class B	4,651	77,056
Sohgo Security Services Co., Ltd.	400	21,680
		98,736
Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	1,274	46,386
Cypress Semiconductor Corp.	5,609	48,574
Integrated Device Technology, Inc.†	579	11,835
Maxim Integrated Products, Inc.	12,100	445,038
Power Integrations, Inc.	409	20,311
Taiwan Semiconductor Manufacturing Co., Ltd.	63,039	317,310
		889,454
Semiconductor Equipment — 0.3%
MKS Instruments, Inc.	1,075	40,474
Teradyne, Inc.	13,600	293,624
Tessera Technologies, Inc.	1,355	42,005
		376,103
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	152,800	111,098
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)	325	35,835
Reckitt Benckiser Group PLC	714	69,015
		104,850
Steel-Producers — 0.2%
Nippon Steel & Sumitomo Metal Corp.	1,200	23,052
Reliance Steel & Aluminum Co.	1,900	131,461
ThyssenKrupp AG	1,499	31,146
voestalpine AG	948	31,720
		217,379
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.	4,000	20,365
Sugar — 0.1%
Sao Martinho SA	4,915	66,009
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,874	45,388
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	743	14,132
Telecom Services — 0.2%
BCE, Inc.	125	5,697
Inteliquent, Inc.	1,761	28,264

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Services (continued)
NeuStar, Inc., Class A†	946	$23,271
Spark New Zealand, Ltd.	2,750	6,938
Spok Holdings, Inc.	1,166	20,417
Telekomunikasi Indonesia Persero Tbk PT	242,700	60,858
Telenor ASA	2,706	43,788
Vocus Communications, Ltd.	2,867	18,307
		207,540
Telecommunication Equipment — 0.6%
Juniper Networks, Inc.	26,000	663,260
Plantronics, Inc.	823	32,253
ShoreTel, Inc.†	2,408	17,916
		713,429
Telephone-Integrated — 2.2%
BT Group PLC	17,733	112,191
Cincinnati Bell, Inc.†	13,297	51,459
Deutsche Telekom AG	5,613	100,755
Frontier Communications Corp.	6,358	35,541
IDT Corp., Class B	903	14,078
KDDI Corp.	3,600	96,154
Nippon Telegraph & Telephone Corp.	3,100	133,536
Orange SA	6,596	115,548
SoftBank Group Corp.	600	28,607
Telecom Italia SpA RSP	32,783	28,724
Telstra Corp., Ltd.	17,962	73,388
Verizon Communications, Inc.	38,282	2,070,291
		2,860,272
Television — 0.5%
Atresmedia Corp. de Medios de Comunicacion SA	305	3,342
CJ E&M Corp.	957	53,390
Cyfrowy Polsat SA†	10,018	65,163
Gray Television, Inc.†	3,549	41,594
ITV PLC	45,056	156,085
Liberty Media Corp., Class A†	4,400	169,972
Mediaset SpA	2,493	10,286
Nippon Television Holdings, Inc.	900	14,850
ProSiebenSat.1 Media SE	554	28,485
Sinclair Broadcast Group, Inc., Class A	1,011	31,088
		574,255
Textile-Products — 0.0%
Taiwan Paiho, Ltd.	13,000	38,939
Theaters — 0.1%
National CineMedia, Inc.	2,495	37,949
Regal Entertainment Group, Class A	2,477	52,364
		90,313
Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	889	35,160
Portola Pharmaceuticals, Inc.†	273	5,569
		40,729
Security Description	Shares	Value (Note 2)
Tobacco — 0.7%
Altria Group, Inc.	6,800	$426,088
British American Tobacco PLC	1,257	73,839
Imperial Brands PLC	3,727	206,783
Japan Tobacco, Inc.	900	37,505
Philip Morris International, Inc.	117	11,479
Swedish Match AB	2,443	82,935
Vector Group, Ltd.	2,172	49,609
		888,238
Tools-Hand Held — 0.1%
Basso Industry Corp.	36,000	76,846
Toys — 0.0%
Nintendo Co., Ltd.	100	14,217
Transactional Software — 0.1%
Amadeus IT Holding SA, Class A	1,198	51,379
Synchronoss Technologies, Inc.†	389	12,580
		63,959
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	3,771	28,547
AP Moeller — Maersk A/S, Series B	75	98,381
DHT Holdings, Inc.	2,336	13,455
Scorpio Tankers, Inc.	3,217	18,755
		159,138
Transport-Rail — 0.1%
Aurizon Holdings, Ltd.	7,181	21,798
Central Japan Railway Co.	600	106,118
		127,916
Transport-Services — 0.8%
Deutsche Post AG	1,966	54,630
Matson, Inc.	388	15,586
Royal Mail PLC	9,796	67,632
United Parcel Service, Inc., Class B	8,400	885,948
Universal Truckload Services, Inc.	121	1,993
		1,025,789
Transport-Truck — 0.0%
XPO Logistics, Inc.†	524	16,087
Travel Services — 0.1%
Flight Centre Travel Group, Ltd.	1,712	56,732
Modetour Network, Inc.	1,532	40,323
TUI AG	1,953	30,266
		127,321
Venture Capital — 0.0%
Hercules Technology Growth Capital, Inc.	1,627	19,540
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	628	15,292
Omega Protein Corp.†	714	12,095
		27,387
Water — 0.0%
Veolia Environnement SA	1,648	39,699

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount(17)	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.0%
Web.com Group, Inc.†	2,488	$49,312
Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	1,921	1,465,531
Iliad SA	34	8,749
PChome Online, Inc.	3,000	33,044
Yandex NV, Class A†	2,786	42,682
		1,550,006
Wireless Equipment — 0.1%
CalAmp Corp.†	2,118	37,976
InterDigital, Inc.	681	37,898
Nokia OYJ†	4,910	29,058
Ubiquiti Networks, Inc.†	429	14,273
		119,205
X-Ray Equipment — 0.2%
Hologic, Inc.†	7,500	258,750
Total Common Stocks (cost $102,752,856)		107,911,578
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $18,145)	995	25,830
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.1%
HSBC USA, Inc. FRS Series F 3.50%	1,960	44,766
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.40%	580	14,216
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	21,640
Total Preferred Securities (cost $78,631)		80,622
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.63% due 06/01/2077	$105,000	76,739
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(4)	15,000	14,850
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(4)	9,000	8,168
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(4)	85,000	90,763
		98,931
Security Description	Shares/ Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(4)	$61,000	$60,085
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(4)	5,000	5,161
Citigroup, Inc. FRS 5.90% due 02/15/2023(4)	24,000	23,580
Citigroup, Inc. FRS Series Q 5.95% due 08/15/2020(4)	168,000	160,776
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020 (4)	63,000	63,157
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(4)	30,000	32,700
		345,459
Diversified Manufacturing Operations — 0.1%
General Electric Co. FRS Series D 5.00% due 01/21/2021(4)	68,000	70,040
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	30,525
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	50,000	40,500
		71,025
Finance-Credit Card — 0.0%
American Express Co. FRS Series C 4.90% due 03/15/2020(4)	15,000	13,463
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	35,665
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	42,000	13,335
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	53,375
MetLife, Inc. 6.40% due 12/15/2066	45,000	46,485
		113,195
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	8,800
Pipelines — 0.0%
TransCanada PipeLines, Ltd. FRS 6.35% due 05/15/2067	60,000	40,650
Total Preferred Securities/Capital Securities (cost $937,724)		888,817

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.29% due 06/25/2046(5)	$20,857	$16,400
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(2)(6)(7)	487,067	5
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.39% due 11/10/2041*(2)(6)(7)	27,537	387
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.34% due 07/15/2029(6)(7)	75,357	2,163
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class AS 3.86% due 07/10/2047(6)	22,000	22,987
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	44,000	46,674
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.10% due 11/10/2046(6)	57,000	58,512
Citigroup Commercial Mtg. Trust VRS Series 2066-C4, Class AJ 6.09% due 03/15/2049(6)	29,000	28,865
COMM Mortgage Trust VRS Series 2014-CR18, Class XA 1.28% due 07/15/2047(6)(7)	223,599	14,214
COMM Mortgage Trust Series LC6, Class AM 3.28% due 01/10/2046(6)	20,000	20,536
Commercial Mtg. Pass-Through Certs. VRS Series 2012-CR3, Class XA 2.10% due 10/15/2045(6)(7)	198,934	17,444
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.54% due 12/10/2046*(2)(6)(7)	1,976,907	5,010
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.07% due 12/10/2047(6)(7)	444,471	26,697
Commercial Mtg. Trust VRS Series 2013-CR13, Class XA 1.14% due 12/10/2023(6)(7)	431,026	20,120
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.19% due 05/10/2047(6)(7)	363,231	22,110
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.47% due 12/10/2047(6)	59,000	56,555
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.98% due 05/15/2038*(2)(6)(7)	21,427	0
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.41% due 02/15/2040*(2)(6)(7)	$547,632	$1,040
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.58% due 09/15/2039*(2)(6)(7)	307,553	329
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(6)	333	332
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.47% due 08/10/2044*(6)	100,000	102,079
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.08% due 07/10/2045*(2)(6)(7)	115,444	1
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.57% due 05/10/2043*(2)(6)(7)	213,728	543
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.61% due 02/10/2046(6)(7)	916,056	73,630
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	22,000	22,775
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.42% due 09/12/2037*(2)(6)(7)	163,247	734
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(6)	19,000	18,192
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.05% due 01/15/2046(6)	62,000	60,198
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.16% due 12/15/2047(6)	51,000	49,497
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(6)	1,540	1,542
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.19% due 05/15/2045(6)	21,000	21,589
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(6)	105,000	104,686

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 5.86% due 07/12/2037*(2)(6)	$140,000	$142,701
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D Series C12, Class D 4.09% due 07/15/2045(6)	23,000	21,363
JPMBB Commercial Mtg. Securities Trust Series C15, Class B 4.93% due 11/15/2045(6)	38,000	41,746
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(6)	1,181	1,179
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(2)(6)(7)	46,930	3
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.34% due 11/15/2040*(2)(6)(7)	183,561	1,655
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.08% due 04/15/2041(6)	69,000	69,092
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.02% due 06/12/2043*(2)(6)(7)	80,597	0
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.48% due 07/15/2045*(2)(6)(7)(8)	97,118	5,759
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.32% due 05/15/2044*(2)(6)(7)(8)	5,128	63
ML-CFC Commercial Mortgage Trust VRS Series 2006-2, Class AM 5.95% due 06/12/2046(6)	26,000	26,016
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(6)	33,000	33,291
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.74% due 02/12/2039(6)	12,310	12,299
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.27% due 08/15/2047(6)(7)	160,859	10,384
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 2.07% due 11/15/2045*(6)(7)	$369,233	$26,905
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class D 3.26% due 05/15/2048*(6)(7)	21,000	14,022
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.67% due 12/15/2048(6)	19,000	19,226
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.41% due 08/15/2046(6)	64,000	64,480
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(6)	130,000	130,436
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.18% due 07/15/2049*(6)	58,000	56,556
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(6)	8,116	8,108
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class AJ 5.64% due 06/11/2042(6)	30,000	29,736
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(6)	48,380	48,306
Nomura Resecuritization Trust FRS Series 2015-1R, Class 6A9 0.62% due 05/26/2047*(2)(8)	100,000	53,490
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(2)(6)(7)	199,132	15
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-AJ, Class C25 5.90% due 05/15/2043(6)	25,000	24,874
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 0.89% due 10/25/2044(5)	55,255	49,051
Wells Fargo RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.80% due 11/15/2045*(6)	44,000	41,633
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.41% due 03/15/2048*(6)(7)	262,120	16,817

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.46% due 03/15/2045*(6)(7)	$360,453	$19,903
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.74% due 12/15/2045*(6)(7)	401,123	32,113
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.16% due 11/15/2045*(6)(7)	149,197	12,998
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)	24,000	26,286
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(6)	53,000	58,370
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(6)	56,000	55,762
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.84% due 06/15/2045(6)	55,000	57,106
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.84% due 06/15/2045*(6)	55,000	53,337
WF-RBS Commercial Mtg. Trust VRS Series 2013-D, Class C16 4.98% due 09/15/2046*(6)	49,000	44,881
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4 5.26% due 06/15/2044*(6)	55,000	55,592
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.60% due 02/15/2044*(6)	42,000	43,360
WF-RBS Commercial Mortgage Trust VRS Series 2011-C3, Class D 5.62% due 03/15/2044*(2)(6)	34,000	35,965
Total Asset Backed Securities (cost $3,013,687)		2,260,725
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 4.50% due 10/15/2018	4,000	2,385
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Investment Trusts — 0.0%
iStar, Inc. Senior Notes 3.00% due 11/15/2016	$11,000	$11,399
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018	11,000	15,455
Total Convertible Bonds & Notes (cost $25,346)		29,239
U.S. CORPORATE BONDS & NOTES — 6.0%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	15,365
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,214
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,735
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,289
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,425
		37,663
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	25,000	24,875
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	20,000	20,025
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	27,782
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,143
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,240
		82,065
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,386
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	3,283	3,382

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	$2,360	$2,649
UAL Pass-Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	8,886	9,308
		15,339
Alternative Waste Technology — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	30,000	30,597
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	89,465
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,090
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	16,021
General Motors Co. Senior Notes 6.75% due 04/01/2046	15,000	17,051
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	8,000	8,071
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,333
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	12,867
		170,898
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	15,000	10,950
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,520
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	4,000	3,940
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	5,000	5,263
Lear Corp. Company Guar. Notes 5.38% due 03/15/2024	15,000	15,600
Security Description	Principal Amount(17)	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	$15,000	$15,412
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	20,000	19,200
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,060
		79,995
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	5,985
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,202
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,030
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,483
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,525
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,587
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,281
		102,093
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	16,108
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	3,068
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,750
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	21,420
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	58,010
		89,248
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	18,929

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	$32,000	$35,762
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	16,000	24,199
		78,890
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	28,000	27,860
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	25,000	22,937
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	15,540
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,813
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	25,500
		106,650
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	25,000	25,187
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	4,662
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	20,000	21,700
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	17,659
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	20,750
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	3,000	3,498
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,300
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	15,000	15,600
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,135
		132,491
Security Description	Principal Amount(17)	Value (Note 2)
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$11,000	$10,093
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,138
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	17,000	16,958
Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	15,000	12,863
SBA Tower Trust Mtg. Notes 5.10% due 04/15/2042*	55,000	55,534
		68,397
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,263
Calatlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	19,000	20,377
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,000
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,228
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	10,000	10,125
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	19,000	19,047
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	35,000	36,006
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	20,000	22,650
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	5,880
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	10,532
TRI Pointe Group Inc./ TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	25,000	24,844
		188,952

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	$14,000	$14,569
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	5,820
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	44,415
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	6,120
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	11,000	11,330
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 04/01/2024*(2)	20,000	20,950
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	14,735
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	12,000	12,658
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	23,000	25,593
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	10,000	10,350
Cequel Communications Holdings I LLC/ Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	10,000	9,325
Cequel Communications Holdings I LLC/ Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	5,000	4,650
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,437
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	6,000	5,347
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,243
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	13,762
Security Description	Principal Amount(17)	Value (Note 2)
Cable/Satellite TV (continued)
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	$30,000	$30,000
		252,304
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	5,000	5,188
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,650
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,087
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,640
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	17,062
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,700
		78,327
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	14,490
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	15,000	15,525
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. Secured Notes 9.50% due 06/15/2019*	12,000	12,360
Scientific Games Corp. Company Guar. Notes 8.13% due 09/15/2018	5,000	4,225
		46,600
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	48,197
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	4,770
Sprint Communications, Inc. Senior Notes 8.38% due 08/15/2017	25,000	24,719
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	28,282

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	$16,000	$12,220
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	32,886
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,106
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,098
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,847
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,237
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,120
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,270
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	21,050
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,165
		223,967
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023*	15,000	17,138
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	19,000	20,235
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,380
		52,753
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	15,000	14,775
Chemicals-Specialty — 0.1%
Chemours Co. Senior Notes 6.63% due 05/15/2023*	10,000	8,150
Chemours Co. Senior Notes 7.00% due 05/15/2025*	5,000	4,000
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	13,860
Security Description	Principal Amount(17)	Value (Note 2)
Chemicals-Specialty (continued)
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	$5,000	$4,850
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	10,560
Kraton Polymers LLC Company Guar. Notes 10.50% due 04/15/2023*	15,000	14,138
PQ Corp. Sec. Notes 8.75% due 11/01/2018*	14,000	13,125
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	5,000	5,200
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,062
		99,945
Commercial Services — 0.0%
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	15,000	8,775
Commercial Services-Finance — 0.0%
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	6,750
Computers — 0.0%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	29,318
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	10,000	10,125
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	5,000	5,213
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,625
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,337
		31,300
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	5,000	5,100
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	10,675
		15,775

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	$15,000	$15,112
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,180
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*	5,000	5,241
Pactiv LLC Senior Notes 7.95% due 12/15/2025	10,000	9,200
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	5,000	5,200
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	5,187
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	11,000	11,632
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	5,000	5,244
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,560
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	10,575
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,247
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	25,763
		114,141
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	26,000	16,640
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	20,550
		37,190
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,563
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,250
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	15,000	14,998
Security Description	Principal Amount(17)	Value (Note 2)
Data Processing/Management (continued)
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	$20,000	$20,200
		60,011
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	12,686
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,909
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	9,975
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,400
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	20,000	18,000
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023*	20,000	21,200
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	10,000	10,500
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	5,000	5,138
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	21,225
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	9,762
		96,225
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,750
Diversified Financial Services — 0.0%
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*	10,000	6,400
Diversified Manufacturing Operations — 0.1%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	15,000	14,887
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	15,000	14,419

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp. Senior Notes 6.25% due 05/15/2038	$15,000	$19,708
		49,014
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	15,000	15,022
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,728
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	6,154
		37,904
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,775
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	28,950
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,360
AES Corp. Senior Notes 8.00% due 06/01/2020	5,000	5,675
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	22,837
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	2,000	2,120
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	30,951
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,520
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	30,522
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,378
DPL, Inc. Senior Notes 6.50% due 10/15/2016	2,000	2,040
Energy Future Intermediate Holding Co., LLC/ EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*(11)(12)	7,934	8,628
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	$35,000	$36,480
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	13,289
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	24,854
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,000
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	19,591
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	20,346
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(11)(12)	11,000	3,190
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	29,580
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	5,226
		351,312
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,002
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,610
		37,612
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,425
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	6,000	6,360
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	15,000	12,262
Micron Technology, Inc. Company Guar. Notes 5.88% due 02/15/2022	15,000	12,975
		31,597
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,625

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.0%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	$7,000	$7,210
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	35,000	31,850
		39,060
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	25,000	24,437
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,722
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	15,505
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,120
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,680
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	35,340
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	10,395
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	5,000	4,763
		138,962
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Senior Notes 6.63% due 05/15/2019	5,000	3,925
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	15,000	15,015
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	9,950
TMX Finance LLC/ TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	5,600
		34,490
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,063
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	32,095
Security Description	Principal Amount(17)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	$40,000	$43,932
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	31,161
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	9,975
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,562
		127,725
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	14,934
Finance-Mortgage Loan/Banker — 0.0%
PHH Corp. Senior Notes 7.38% due 09/01/2019	9,000	8,730
Walter Investment Management, Corp. Company Guar. Notes 7.88% due 12/15/2021	11,000	7,150
		15,880
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,287
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	16,144
		26,431
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	4,980
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 8.25% due 02/01/2020*	6,000	6,150
		11,130
Food-Misc./Diversified — 0.0%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	19,188
Kraft Foods Group, Inc. Company Guar. Notes 6.50% due 02/09/2040	9,000	11,229
		30,417
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,630
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	25,380
		40,010

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	$11,000	$11,330
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	3,000
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	15,000	15,300
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	35,000	28,350
		57,980
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	13,800
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	31,381
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	10,000	10,575
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	22,000	22,055
		32,630
Hotels/Motels — 0.0%
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,796
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	29,140
Independent Power Producers — 0.2%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	30,000	28,800
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,150
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,143
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	35,000	34,825
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	4,380
Security Description	Principal Amount(17)	Value (Note 2)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	$25,000	$16,125
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	84,681
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	5,000	4,650
		179,754
Insurance Brokers — 0.0%
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	16,745
Wayne Merger Sub LLC Senior Notes 8.25% due 08/01/2023*	10,000	9,950
		26,695
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	20,002
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	44,547
CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	5,000	5,100
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	15,000	15,337
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	22,340
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,308
		126,634
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	35,778
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	31,115
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	20,679
		87,572
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	65,235

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	$15,000	$19,650
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	26,442
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,600
Leisure Products — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	4,060
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	16,000	14,740
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,350
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	10,000	10,075
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	30,000	29,025
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(13)	5,000	3,700
		77,890
Machinery-General Industrial — 0.0%
Manitowoc Foodservice, Inc. Senior Notes 9.50% due 02/15/2024*	20,000	21,800
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	10,000	10,850
		32,650
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	12,000	12,808
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	13,000	14,074
		26,882
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,698
Security Description	Principal Amount(17)	Value (Note 2)
Medical Products — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	$10,000	$9,963
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	17,650
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	4,199
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	5,685
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.88% due 01/15/2023*	10,000	9,525
Valeant Pharmaceuticals International Company Guar. Notes 6.38% due 10/15/2020*	9,000	7,470
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	3,000	2,520
		29,399
Medical-HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,150
Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	5,000	5,213
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	15,000	15,787
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022*	10,000	10,275
		46,425
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	10,100
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,700
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	8,000	8,100
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	18,000	16,245
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,146

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	$5,000	$5,116
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	30,750
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	5,055
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	49,000	53,777
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,398
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.13% due 06/15/2020*	15,000	14,887
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	9,000	9,023
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	6,030
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,910
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,625
		230,862
Metal Processors & Fabrication — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	15,000	13,350
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.88% due 04/16/2020*	20,000	17,800
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	12,550
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	28,237
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	16,000	13,760
		72,347
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,247
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	13,203
Security Description	Principal Amount(17)	Value (Note 2)
Multimedia (continued)
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	$9,000	$12,411
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,342
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	26,761
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	57,773
		147,737
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,877
Oil & Gas Drilling — 0.0%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	24,188
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	10,000	10,088
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	5,445
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,175
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,600
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	6,000	1,380
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	7,000	1,575
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	33,000	12,705
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	16,000	7,840
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	5,895
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	13,720
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	8,362
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	10,000	8,619

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	$9,000	$4,050
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	5,000	4,903
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	16,358
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	5,000	2,300
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	4,650
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	38,000	19,166
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*(1)(2)	10,000	7,100
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	5,950
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	16,387
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	15,000	12,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019†(19)	3,000	330
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021†(19)	10,000	1,150
Linn Energy LLC/Linn Energy Finance Corp. Sec. Notes 12.00% due 12/15/2020*(2)(19)	8,000	1,100
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016(11)(12)	30,000	8,250
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	9,100
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	24,367
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	14,800
Security Description	Principal Amount(17)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	$10,000	$7,375
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(11)(12)	39,000	98
SandRidge Energy, Inc. Sec. Notes 8.75% due 06/01/2020*(19)	15,000	3,638
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022	5,000	225
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	6,922
SM Energy Co. Senior Notes 6.13% due 11/15/2022	10,000	7,290
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	4,425
SM Energy Co. Senior Notes 6.50% due 01/01/2023	13,000	9,165
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	12,000	6,030
Whiting Petroleum Corp. Company Guar. Notes 1.25% due 04/01/2020*(2)	1,000	582
Whiting Petroleum Corp. Company Guar. Notes 5.00% due 03/15/2019	10,000	6,925
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	5,000	3,325
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	26,000	18,980
		318,095
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	20,726
Oil-Field Services — 0.0%
Archrock Partners LP/ Archrock Partners Finance Corp Company Guar. Notes 6.00% due 10/01/2022	26,000	18,720
Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	3,000	2,310
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	4,688

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Seventy Seven Operating LLC Company Guar. Notes 6.63% due 11/15/2019	$20,000	$5,000
		30,718
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,270
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,672
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,975
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	14,944
		85,861
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,200
Pipelines — 0.2%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	8,933
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	31,857
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	10,588
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	14,234
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	13,618
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	18,554
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	17,366
Hiland Partners LP/ Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	3,008
Hiland Partners LP/ Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,413
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,502
Security Description	Principal Amount(17)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	$10,000	$9,845
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	25,104
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	7,941
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	4,699
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	9,806
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	13,601
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	3,325
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	6,500
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	6,293
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	16,491
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	8,275
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	5,548
Williams Partners LP/ ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	18,000	15,629
Williams Partners LP/ ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	6,000	5,571
		271,701
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	10,038

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Private Equity — 0.0%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	$14,000	$13,286
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	30,147
		43,433
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	25,000	24,250
Racetracks — 0.1%
GLP Capital LP/ GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018	11,000	11,302
GLP Capital LP/ GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,680
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	19,900
		48,882
Radio — 0.0%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	4,000	1,520
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	15,562
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,473
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(2)	5,000	4,794
		31,349
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	20,633
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	8,160
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	19,000	19,190
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,772
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	26,969
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Investment Trusts (continued)
DDR Corp. Senior Notes 7.88% due 09/01/2020	$17,000	$20,426
Duke Realty LP Company Guar. Notes 3.88% due 02/15/2021	10,000	10,325
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,323
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	9,725
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	19,429
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,616
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,161
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,367
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,269
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	19,000	19,950
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	26,125
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	5,000	5,262
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,362
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,570
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,277
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,304
SL Green Realty Corp./ SL Green Operating Partnership Company Guar. Notes 5.00% due 08/15/2018	20,000	21,005
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	24,875

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	$20,000	$24,429
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,604
		380,128
Real Estate Management/Services — 0.1%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,112
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,250
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,404
Realogy Group LLC/ Realogy Co-Issuer Corp. Company Guar. Notes 5.25% due 12/01/2021*(2)	5,000	5,162
		46,928
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	29,000	28,565
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	13,580
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,681
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	43,895
		73,156
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,268
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,399
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,687
		37,086
Security Description	Principal Amount(17)	Value (Note 2)
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	$16,000	$17,431
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	35,997
		53,428
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	10,000	10,288
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,464
		20,752
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,484
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,925
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,280
		42,689
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	25,000	21,143
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,093
Dollar Tree, Inc. Company Guar. Notes 5.25% due 03/01/2020*	5,000	5,231
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	5,000	5,300
		20,624
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022*	2,000	2,244
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	68,679	82,677
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	15,900
		100,821
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(13)	10,000	8,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Fabric Store (continued)
Jo-Ann Stores LLC Senior Notes 8.13% due 03/15/2019*	$20,000	$18,400
		26,400
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Notes 4.90% due 10/01/2044	15,000	14,033
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	14,911
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	8,600
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(13)	10,000	7,706
		16,306
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	4,703
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	17,115
JC Penney Corp, Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	5,137
JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	30,000	29,100
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	5,000	5,741
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	11,000	11,825
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/2028	4,000	4,525
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	13,650
		91,796
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	15,000	12,862
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	2,985
Security Description	Principal Amount(17)	Value (Note 2)
Retail-Restaurants (continued)
Landry's, Inc. Company Guar. Notes 9.38% due 05/01/2020*	$30,000	$31,500
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	21,166
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	27,736
		96,249
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	21,375
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	5,000	5,250
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	25,906
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,187
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	23,690
		38,877
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	5,163
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	22,932
		28,095
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	20,925
Avaya, Inc. Sec. Notes 10.50% due 03/01/2021*	10,000	3,075
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	10,000	10,094
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	14,737
		48,831
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,877

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	$3,000	$3,039
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	13,615
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,662
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020*	5,000	5,194
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	20,000	20,500
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	10,000	10,050
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	10,000	10,155
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024*	10,000	10,125
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,332
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	61,320
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	5,055
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	71,000	71,121
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,839
Verizon New Jersey, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	31,225
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	26,000	19,045
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	11,419
		297,573
Television — 0.1%
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	18,784
CBS Corp. Company Guar. Notes 7.88% due 07/30/2030	24,000	32,364
Security Description	Principal Amount(17)	Value (Note 2)
Television (continued)
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	$17,000	$17,935
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	5,000	5,063
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	6,187
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	10,000	10,050
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,330
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	10,300
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	6,000	6,264
TEGNA, Inc. Company Guar. Notes 5.13% due 07/15/2020	6,000	6,247
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*	10,000	9,770
		129,294
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	10,225
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,302
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	3,025
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	5,000	5,119
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,213
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	18,000	18,630
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	6,120
		59,634
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,394

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Air Freight — 0.0%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	$35,000	$32,812
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	17,805
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,553
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	22,358
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	34,000	33,150
		91,866
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000	10,263
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	4,775
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	15,000	15,075
		19,850
Total U.S. Corporate Bonds & Notes (cost $7,974,370)		7,806,586
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	101,652
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,980
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,172
		122,804
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	10,000	10,450
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	25,000	24,625
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	27,000	25,785
Security Description	Principal Amount(17)		Value (Note 2)
Building-Residential/Commercial (continued)
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*		$11,000	$9,735
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		25,000	22,500
			58,020
Cable/Satellite TV — 0.0%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022		10,000	14,138
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*		10,000	10,400
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020		35,000	35,325
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022		40,000	42,304
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*(2)		20,000	17,350
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*		5,000	3,900
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*		7,000	6,913
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		51,000	68,825
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*		35,000	44,271
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	12,491
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	18,664

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	$10,000	$8,450
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000	14,325
		22,775
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*	3,000	480
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	5,000	5,144
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	8,825
Medical-Biomedical/Gene — 0.0%
Concordia Healthcare Corp. Company Guar. Notes 7.00% due 04/15/2023*	15,000	12,863
Medical-Drugs — 0.1%
DPx Holdings BV Senior Notes 7.50% due 02/01/2022*	25,000	24,875
JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(13)	15,000	14,625
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	10,000	8,150
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	3,931
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	10,000	7,838
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	10,000	7,700
		67,119
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	3,155
Security Description	Principal Amount(17)	Value (Note 2)
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	$30,000	$20,100
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	25,000	17,750
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,030
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	12,250
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	4,035
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	13,000	585
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017(3)	10,000	0
Seven Generations Energy, Ltd. Senior Notes 6.75% due 05/01/2023*	10,000	9,425
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	14,035
		28,080
Oil Companies-Integrated — 0.1%
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	50,000	41,332
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	15,000	10,785
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	32,922
		85,039
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	10,000	11,125
Retail-Restaurants — 0.0%
1011778 B.C. ULC/ New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,087
1011778 B.C. ULC/ New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	30,000	31,200
		36,287

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	$11,000	$5,885
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	12,000	7,620
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	1,000	297
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	8,000	2,390
		16,192
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	9,250
ArcelorMittal Senior Notes 8.00% due 10/15/2039	2,000	1,740
ArcelorMittal Senior Notes 10.85% due 06/01/2019	8,000	8,940
		19,930
Telephone-Integrated — 0.1%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,672
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	39,762
		46,434
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,875
Total Foreign Corporate Bonds & Notes (cost $994,813)		930,933
LOANS(9)(10)(14) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	4,822	4,702
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.25% due 03/01/2017(11)(12)	66,093	60,620
Caesars Entertainment Operating Co., Inc. FRS BTL 11.75% due 03/01/2017(11)(12)	4,975	4,558
		65,178
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated — 0.0%
TXU Energy FRS BTL 4.92% due 10/10/2017(1)(2)(11)(12)	$71,120	$19,973
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/03/2021	9,745	9,172
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.25% due 04/30/2020	14,822	9,857
Total Loans (cost $167,786)		108,882
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	36,320
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,816
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	43,854
Total Municipal Bonds & Notes (cost $70,193)		97,990
U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	5,928	6,673
7.50% due 10/01/2029	6,396	7,588
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 15.83% due 06/15/2034(5)(15)	21,070	28,229
Series 3065, Class DC 18.55% due 03/15/2035(5)(15)	34,717	47,512
Series 3072, Class SM 22.20% due 11/15/2035(5)(15)	20,816	31,948
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series T-56, Class 2IO 0.00% due 05/25/2043(5)(7)(8)	97,506	0
Series T-56, Class AIO 0.52% due 05/25/2043(5)(7)	165,132	2,654
		124,604
Federal National Mtg. Assoc. — 1.9%
Fannie Mae Connecticut Avenue Securities FRS Series 2015-C04, Class 1M2 6.13% due 04/25/2028(5)	15,000	15,181
3.50% due April TBA	1,000,000	1,046,719
4.00% due 05/01/2019	67,975	70,784
4.00% due 09/01/2020	8,070	8,404
4.00% due April TBA	1,000,000	1,068,438

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 04/01/2018	$843	$872
4.50% due 03/01/2020	4,321	4,510
4.50% due 04/01/2020	8,089	8,392
4.50% due 09/01/2020	5,649	5,850
4.50% due 11/01/2020	3,230	3,382
5.00% due 03/01/2021	2,230	2,302
5.50% due 03/01/2018	1,707	1,757
6.00% due 06/01/2036	2,640	3,030
6.50% due 01/01/2036	406	464
6.50% due 06/01/2036	19,546	22,354
6.50% due 07/01/2036	6,616	7,695
6.50% due 09/01/2036	21,664	24,777
6.50% due 11/01/2036	22,033	25,199
7.00% due 06/01/2033	6,012	7,207
7.00% due 04/01/2035	9,067	11,107
7.50% due 04/01/2024	7,882	8,799
Federal National Mtg. Assoc., REMIC Series 2001-50, Class BI 0.40% due 10/25/2041 VRS(5)(7)	120,866	2,008
Series 2005-75, Class GS 18.95% due 08/25/2035 FRS(5)(15)	12,317	18,127
Series 2005-122, Class SE 21.58% due 11/25/2035 FRS(5)(15)	14,716	21,610
Series 2006-8, Class HP 22.98% due 03/25/2036 FRS(5)(15)	22,812	36,747
		2,425,715
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	23,121	27,397
6.50% due 09/20/2037	5,759	6,691
		34,088
Total U.S. Government Agencies (cost $2,576,024)		2,584,407
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.4%
2.75% due 08/15/2042	190,000	196,190
3.75% due 11/15/2043	230,000	285,667
		481,857
United States Treasury Notes — 1.4%
0.75% due 12/31/2017	350,000	350,123
0.75% due 03/31/2018	90,000	89,993
1.00% due 08/31/2016	170,000	170,418
1.13% due 12/31/2019	490,000	491,455
1.75% due 05/31/2016	500,000	501,186
2.00% due 11/30/2020	30,000	31,077
2.75% due 11/15/2023	160,000	173,300
		1,807,552
Total U.S. Government Treasuries (cost $2,212,050)		2,289,409
Security Description	Shares/ Principal Amount(17)	Value (Note 2)
EQUITY CERTIFICATES(2) — 0.6%
Aerospace/Defense-Equipment — 0.0%
UBS AG - Bharat Electronics, Ltd.	2,589	$47,865
Applications Software — 0.0%
UBS AG - HCL Technologies, Ltd.	3,473	42,695
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.	12,101	70,644
Auto-Heavy Duty Trucks — 0.0%
UBS AG - Zhengzhou Yutong Bus Co.	16,841	50,464
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.	14,982	65,116
Broadcast Services/Program — 0.0%
UBS AG - Zee Entertainment Enterprise	7,602	44,420
Building-Heavy Construction — 0.0%
UBS AG - IRB Infrastructure Developers, Ltd.	14,266	50,129
Building Products-Air & Heating — 0.1%
UBS AG - Gree Electric Appliances(8)	16,201	53,381
Diversified Financial Services — 0.1%
UBS AG - Shriram Transport Finance Co., Ltd.	4,468	64,309
Electric-Transmission — 0.1%
UBS AG - Power Grid Corp of India, Ltd.	30,835	64,769
Food-Dairy Products — 0.0%
UBS AG - Kwality, Ltd.	22,561	38,480
Insurance-Life/Health — 0.0%
Merrill Lynch - Bupa Arabia for Cooperative Insurance Co.	1,047	31,815
Medical-Drugs — 0.1%
UBS AG - Aurobindo Pharma, Ltd.	11,424	128,502
Real Estate Operations & Development — 0.0%
UBS AG - China Fortune Land Development Co., Ltd.	8,334	31,299
Textile-Products — 0.0%
UBS AG - Welspun India, Ltd.	27,278	40,759
Total Equity Certificates (cost $810,821)		824,647
Total Long-Term Investment Securities (cost $121,632,446)		125,839,665
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.07% due 04/07/2016(16)	$20,000	20,000
0.07% due 04/14/2016(16)	411,000	410,985
0.29% due 06/09/2016(16)	34,000	33,988
Total Short-Term Investment Securities (cost $464,971)		464,973

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
REPURCHASE AGREEMENTS — 3.7%
Agreement with Bank of America Securities LLC, bearing interest at 0.26%, dated 03/31/2016, to be repurchased 04/01/2016 in the amount $4,806,035 collateralized by $4,709,900 of United States Treasury Notes, bearing interest at 2.75% due 12/31/2017 and having an approximate value of $4,904,419 (cost $4,806,000)	4,806,000	$4,806,000
TOTAL INVESTMENTS (cost $126,903,417)(18)	101.6%	131,110,638
Liabilities in excess of other assets	(1.6)	(2,039,352)
NET ASSETS	100.0%	$129,071,286

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $3,971,773 representing 3.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
LafargeHolcim, Ltd.	03/23/2016	287	$9,159	$13,500	$47.04	0.01%
ITT Educational Services, Inc.	01/30/2014	384	11,543
	09/24/2015	10	32
	01/30/2014	232	6,974
	03/14/2016	15	45
		641	18,594	1,981	3.09	0.01
U.S. Corporate Bonds & Notes
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020	11/02/2015	$5,000	4,388
	04/22/2015	5,000	5,063
		10,000	9,451	7,100	71.00	0.01
Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
Loans
TXU Energy FRS BTL 4.92% due 10/10/2017	01/14/2010	$25,308	$24,672
	01/22/2010	44,884	43,651
	07/15/2014	928	928
		71,120	69,251	$19,973	$28.08	0.00%
				$42,554		0.03%

(2)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $1,194,539 representing 0.9% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  Security in default of interest

(12)  Company has filed for Chapter 11 bankruptcy protection.

(13)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(14)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(15)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2016.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  Denominated in United States Dollars unless otherwise indicated.

(18)  See Note 4 for cost of investments on a tax basis.

(19)  Subsequent to March 31, 2016, Company has filed for bankruptcy protection.

ADR — American Depositary Receipt

BATS — Better Alternative Trading System

BTL — Bank Term Loan

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
29	Long	Euro Stoxx 50	June 2016	$987,167	$967,203	$(19,964)
36	Short	Russell 2000 Mini Index	June 2016	3,845,833	3,994,560	(148,727)
29	Short	S&P 500 E-Mini Index	June 2016	2,870,263	2,974,675	(104,412)
6	Long	S&P MidCap 400 E-Mini Index	June 2016	828,541	864,720	36,179
9	Long	U.S. Treasury 2 Year Notes	June 2016	1,969,219	1,968,750	(469)
43	Short	U.S. Treasury 2 Year Notes	June 2016	9,408,266	9,406,250	2,016
8	Long	U.S. Treasury 5 Year Notes	June 2016	968,375	969,313	938
53	Short	U.S. Treasury 5 Year Notes	June 2016	6,415,484	6,421,695	(6,211)
54	Short	U.S. Treasury 10 Year Notes	June 2016	7,089,571	7,041,094	48,477
66	Long	U.S. Treasury 10 Year Notes	June 2016	8,664,625	8,605,781	(58,844)
						$(251,017)

Over the Counter Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Unrealized Appreciation (Depreciation)
Citibank N.A.	$6,668	12/16/16	(3 Month USD LIBOR-BBA minus 42 bps)	Citibank U.S. Equity Custom Basket	$61,602
Citibank N.A.	5,554	11/23/16	3 Month USD LIBOR-BBA plus 2 bps	Russell 1000 Index Total Return	(434,393)
Goldman Sachs International	30	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	445
Goldman Sachs International	8	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	118
Goldman Sachs International	47	12/15/20	(1 Month USD LIBOR minus 100 bps)	Goldman Sachs U.S. Equity Custom Basket	431
Net Unrealized Appreciation (Depreciation)					$(371,797)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued total return swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	2,957,000	USD	3,220,025	06/15/2016	$—	$(152,129)
	MXN	2,258,700	USD	129,083	04/20/2016	—	(1,448)
	USD	125,847	MXN	2,258,700	04/20/2016	4,685	—
						4,685	(153,577)
Barclays Bank PLC	USD	89,842	HKD	698,700	05/18/2016	253	—
Citibank N.A.	CAD	18,200	USD	13,093	04/20/2016	—	(921)
	DKK	1,299,400	USD	192,267	06/15/2016	—	(6,605)
						—	(7,526)
Credit Suisse AG	CNH	4,827,800	USD	717,110	05/18/2016	—	(28,478)
	USD	499,594	AUD	699,100	04/20/2016	35,909	—
	USD	23,188	CNH	153,800	05/18/2016	564	—
	USD	519,827	JPY	62,757,400	05/18/2016	38,471	—
	USD	415,506	CHF	409,700	06/15/2016	11,932	—
	USD	649,241	EUR	596,400	06/15/2016	30,892	—
	USD	629,994	GBP	447,900	06/15/2016	13,446	—
						131,214	(28,478)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	KRW	76,639,200	USD	63,107	05/18/2016	$—	$(3,719)
	NOK	450,600	USD	52,082	06/15/2016	—	(2,353)
	USD	153,103	SGD	218,600	05/18/2016	9,047	—
	USD	681,643	EUR	626,100	06/15/2016	32,360	—
	USD	184,960	SEK	1,581,500	06/15/2016	10,349	—
						51,756	(6,072)
State Street Bank and Trust Co.	AUD	155,800	USD	111,342	04/20/2016	—	(7,999)
	USD	117,533	AUD	155,800	04/20/2016	1,809	—
	USD	11,211	ILS	43,900	04/20/2016	479	—
	USD	1,159,173	EUR	1,064,700	06/15/2016	55,008	—
						57,296	(7,999)
UBS AG	AUD	155,800	USD	117,529	04/20/2016	—	(1,812)
	USD	280,729	AUD	392,700	04/20/2016	20,075	—
	USD	1,159,299	EUR	1,064,700	06/15/2016	54,882	—
						74,957	(1,812)
Net Unrealized Appreciation (Depreciation)						$320,161	$(205,464)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CNH — Yuan Renminbi

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — New Israeli Sheqel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Other Services	$27,648	$90,963	$—	$118,611
Oil Companies-Exploration & Production	1,531,085	—	854	1,531,939
Other Industries	106,261,028	—	—	106,261,028
Convertible Preferred Securities	25,830	—	—	25,830
Preferred Securities	80,622	—	—	80,622
Preferred Securities/Capital Securities	—	888,817	—	888,817
Asset Backed Securities	—	2,260,725	—	2,260,725
Convertible Bonds & Notes	—	29,239	—	29,239
U.S. Corporate Bonds & Notes	—	7,806,586	—	7,806,586
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	28,080	0	28,080
Other Industries	—	902,853	—	902,853
Loans	—	108,882	—	108,882
Municipal Bonds & Notes	—	97,990	—	97,990
U.S. Government Agencies	—	2,584,407	—	2,584,407
U.S. Government Treasuries	—	2,289,409	—	2,289,409
Equity Certificates
Building Products-Air & Heating	—	—	53,381	53,381
Other Industries	—	771,266	—	771,266
Short-Term Investment Securities	—	464,973	—	464,973
Repurchase Agreements	—	4,806,000	—	4,806,000
Total Investments at Value*	$107,926,213	$23,130,190	$54,235	$131,110,638

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Futures Contracts	$87,610	$—	$—	$87,610
Over the Counter Total Return Swap Contracts	—	62,596	—	62,596
Forward Foreign Currency Contracts	—	320,161	—	320,161
Total Other Financial Instruments	$87,610	$382,757	$—	$470,367
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$338,627	$—	$—	$338,627
Over the Counter Total Return Swap Contracts	—	434,393	—	434,393
Forward Foreign Currency Contracts	—	205,464	—	205,464
Total Other Financial Instruments	$338,627	$639,857	$—	$978,484

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $11,732,533 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing prodecures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
E-Commerce/Products	7.3%
Web Portals/ISP	6.7
Medical-Biomedical/Gene	6.5
Applications Software	5.5
Medical-HMO	5.2
Finance-Credit Card	4.9
Internet Content-Entertainment	4.8
Medical-Drugs	4.6
E-Commerce/Services	4.5
Airlines	2.9
Diagnostic Equipment	2.6
Computers	2.6
Real Estate Investment Trusts	2.5
Auto/Truck Parts & Equipment-Original	2.1
Retail-Drug Store	1.9
Registered Investment Companies	1.9
Machinery-General Industrial	1.8
Casino Hotels	1.7
Auto-Cars/Light Trucks	1.6
Medical Instruments	1.5
Aerospace/Defense	1.4
Internet Application Software	1.4
Hotels/Motels	1.3
Retail-Building Products	1.2
Tobacco	1.2
Finance-Other Services	1.1
Retail-Auto Parts	1.1
Athletic Footwear	1.0
Diversified Banking Institutions	1.0
Internet Security	0.9
Retail-Gardening Products	0.9
Apparel Manufacturers	0.9
Semiconductor Components-Integrated Circuits	0.9
Medical-Wholesale Drug Distribution	0.8
Retail-Restaurants	0.8
Medical Products	0.8
Transport-Rail	0.7
Networking Products	0.7
Semiconductor Equipment	0.7
Chemicals-Specialty	0.7
Data Processing/Management	0.6
Commercial Services-Finance	0.6
Finance-Investment Banker/Broker	0.6
Banks-Fiduciary	0.6
Transport-Services	0.6
Multimedia	0.6
Retail-Apparel/Shoe	0.5
Cruise Lines	0.5
Cellular Telecom	0.5
Machinery-Pumps	0.5
Retail-Automobile	0.4
Building Products-Cement	0.4
Retail-Discount	0.4
Internet Content-Information/News	0.3
Investment Management/Advisor Services	0.2%
Computer Services	0.2
Real Estate Management/Services	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Aerospace/Defense — 1.4%
Boeing Co.	54,000	$6,854,760
Airlines — 2.9%
American Airlines Group, Inc.	227,200	9,317,472
United Continental Holdings, Inc.†	77,000	4,609,220
		13,926,692
Apparel Manufacturers — 0.9%
Hanesbrands, Inc.	146,800	4,160,312
Applications Software — 5.4%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	392,197
Microsoft Corp.	264,300	14,597,289
NetSuite, Inc.†	31,600	2,164,284
Salesforce.com, Inc.†	84,100	6,209,103
ServiceNow, Inc.†	41,900	2,563,442
		25,926,315
Athletic Footwear — 1.0%
NIKE, Inc., Class B	75,600	4,647,132
Auto-Cars/Light Trucks — 1.6%
Ferrari NV†	53,160	2,216,772
Tesla Motors, Inc.†	23,350	5,365,129
		7,581,901
Auto/Truck Parts & Equipment-Original — 2.1%
BorgWarner, Inc.	76,400	2,933,760
Delphi Automotive PLC	35,200	2,640,704
Mobileye NV†	114,600	4,273,434
		9,847,898
Banks-Fiduciary — 0.6%
State Street Corp.	48,500	2,838,220
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	12,000	1,914,120
Casino Hotels — 1.7%
Las Vegas Sands Corp.	53,400	2,759,712
MGM Resorts International†	251,380	5,389,587
		8,149,299
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	58,200	2,229,060
Chemicals-Specialty — 0.7%
Ashland, Inc.	28,700	3,155,852
Commercial Services-Finance — 0.6%
PayPal Holdings, Inc.†	77,000	2,972,200
Computer Services — 0.2%
IHS, Inc., Class A†	8,700	1,080,192
Computers — 2.6%
Apple, Inc.	111,900	12,195,981
Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.	31,300	2,571,295
Data Processing/Management — 0.6%
Fiserv, Inc.†	30,500	3,128,690
Diagnostic Equipment — 2.6%
Danaher Corp.	132,800	12,597,408
Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 1.0%
Morgan Stanley	183,600	$4,591,836
E-Commerce/Products — 7.1%
Alibaba Group Holding, Ltd. ADR†	18,000	1,422,540
Amazon.com, Inc.†	54,500	32,353,380
Flipkart Online Services Pvt., Ltd.†(1)(2)(3)	922	99,617
		33,875,537
E-Commerce/Services — 3.7%
Priceline Group, Inc.†	13,900	17,916,544
Finance-Credit Card — 4.9%
MasterCard, Inc., Class A	124,800	11,793,600
Visa, Inc., Class A	154,300	11,800,864
		23,594,464
Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	90,800	2,862,924
Finance-Other Services — 1.1%
Intercontinental Exchange, Inc.	21,900	5,149,566
Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	119,500	2,691,140
Marriott International, Inc., Class A	50,200	3,573,236
		6,264,376
Internet Application Software — 1.4%
Tencent Holdings, Ltd.	319,600	6,530,142
Internet Content-Entertainment — 4.8%
Facebook, Inc., Class A†	168,700	19,248,670
Netflix, Inc.†	35,000	3,578,050
		22,826,720
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	13,800	1,578,030
Internet Security — 0.9%
VeriSign, Inc.†	50,800	4,497,832
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	3,300	1,123,881
Machinery-General Industrial — 1.8%
Roper Technologies, Inc.	21,100	3,856,447
Wabtec Corp.	58,700	4,654,323
		8,510,770
Machinery-Pumps — 0.5%
Flowserve Corp.	49,022	2,177,067
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	11,800	7,092,390
Medical Products — 0.8%
Stryker Corp.	34,800	3,733,692
Medical-Biomedical/Gene — 6.5%
Alexion Pharmaceuticals, Inc.†	55,300	7,698,866
Biogen, Inc.†	12,700	3,306,064
BioMarin Pharmaceutical, Inc.†	19,600	1,616,608
Celgene Corp.†	46,500	4,654,185
Gilead Sciences, Inc.	43,500	3,995,910
Illumina, Inc.†	8,800	1,426,568
Incyte Corp.†	26,100	1,891,467

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description			Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†			6,800	$2,450,992
Vertex Pharmaceuticals, Inc.†			49,300	3,918,857
				30,959,517
Medical-Drugs — 4.6%
Allergan PLC†			49,717	13,325,648
Bristol-Myers Squibb Co.			135,800	8,674,904
				22,000,552
Medical-HMO — 5.2%
Aetna, Inc.			33,000	3,707,550
Anthem, Inc.			46,300	6,435,237
Cigna Corp.			27,600	3,787,824
Humana, Inc.			23,500	4,299,325
UnitedHealth Group, Inc.			52,500	6,767,250
				24,997,186
Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.			25,800	4,057,050
Multimedia — 0.6%
Walt Disney Co.			27,000	2,681,370
Networking Products — 0.7%
Palo Alto Networks, Inc.†			21,100	3,442,254
Real Estate Investment Trusts — 2.5%
American Tower Corp.			82,700	8,465,999
Crown Castle International Corp.			42,900	3,710,850
				12,176,849
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)			1,490	56,090
Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.			45,000	2,605,500
Retail-Auto Parts — 1.1%
AutoZone, Inc.†			6,400	5,098,816
Retail-Automobile — 0.4%
CarMax, Inc.†			37,500	1,916,250
Retail-Building Products — 1.2%
Lowe's Cos., Inc.			73,700	5,582,775
Retail-Discount — 0.4%
Costco Wholesale Corp.			11,000	1,733,380
Retail-Drug Store — 1.9%
CVS Health Corp.			35,500	3,682,415
Walgreens Boots Alliance, Inc.			63,700	5,366,088
				9,048,503
Retail-Gardening Products — 0.9%
Tractor Supply Co.			46,100	4,170,206
Retail-Restaurants — 0.8%
Starbucks Corp.			65,800	3,928,260
Semiconductor Components-Integrated Circuits — 0.9%
NXP Semiconductors NV†			51,100	4,142,677
Semiconductor Equipment — 0.7%
AS	ML	Holding NV	32,500	3,262,675
Security Description	Shares	Value (Note 2)
Tobacco — 1.2%
Philip Morris International, Inc.	56,600	$5,553,026
Transport-Rail — 0.7%
Canadian Pacific Railway, Ltd.	20,800	2,759,952
Kansas City Southern	8,200	700,690
		3,460,642
Transport-Services — 0.6%
FedEx Corp.	16,500	2,684,880
Web Portals/ISP — 6.7%
Alphabet, Inc., Class A†	22,400	17,088,960
Alphabet, Inc., Class C†	19,966	14,873,672
		31,962,632
Total Common Stocks (cost $386,232,169)		463,624,188
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Applications Software — 0.1%
Magic Leap, Inc., Series C(1)(2)(3)	26,666	614,198
E-Commerce/Products — 0.2%
Flipkart Online Services Pvt., Ltd., Series A†(1)(2)(3)	316	34,142
Flipkart Online Services Pvt., Ltd., Series C†(1)(2)(3)	556	60,073
Flipkart Online Services Pvt., Ltd., Series E†(1)(2)(3)	1,032	111,502
Flipkart Online Services Pvt., Ltd., Series G†(1)(2)(3)	4,576	494,414
Flipkart Online Services Pvt., Ltd., Series H†(1)(2)(3)	4,257	459,948
		1,160,079
E-Commerce/Services — 0.8%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,216,977
Airbnb, Inc., Series E†(1)(2)(3)	8,841	807,209
Living Social, Inc., Series F†(1)(2)(3)	11,949	0
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	981,521
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	582,421
		3,588,128
Real Estate Management/Services — 0.1%
WeWork Companies, Inc., Series E†(1)(2)(3)	13,398	504,357
Total Convertible Preferred Securities (cost $5,417,334)		5,866,762
Total Long-Term Investment Securities (cost $391,649,503)		469,490,950

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund 0.24%(4)	$653,446	$653,446
T. Rowe Price Reserve Investment Fund 0.33%(4)	8,240,647	8,240,647
Total Short-Term Investment Securities (cost $8,894,093)		8,894,093
TOTAL INVESTMENTS (cost $400,543,596)(5)	100.2%	478,385,043
Liabilities in excess of other assets	(0.2)	(1,181,673)
NET ASSETS	100.0%	$477,203,370

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $6,414,666 representing 1.3% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$392,197	$10.21	0.08%
Flipkart Online Services Pvt., Ltd.	03/19/2015	922	105,108	99,617	108.05	0.02
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	56,090	37.64	0.00
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,216,977	91.30	0.26
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	807,209	91.30	0.17
Flipkart Online Services Pvt., Ltd., Series A	03/19/2015	316	36,022	34,142	108.05	0.01
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Flipkart Online Services Pvt., Ltd., Series C	03/19/2015	556	$63,384	$60,073	$108.05	0.01%
Flipkart Online Services Pvt., Ltd., Series E	03/19/2015	1,032	117,648	111,502	108.05	0.02
Flipkart Online Services Pvt., Ltd., Series G	12/17/2014	4,576	548,022	494,414	108.05	0.10
Flipkart Online Services Pvt., Ltd., Series H	04/17/2015	4,257	605,516	459,948	108.05	0.10
Living Social, Inc., Series F	11/18/2011	11,949	91,888	0	0.00	0.00
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	614,198	23.03	0.13
Uber Technologies, Inc., Series G	12/03/2015	20,747	1,011,878	981,521	47.31	0.21
WeWork Cos., Inc., Series E	06/23/2015	13,398	440,655	504,357	37.64	0.11
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	582,421	30.58	0.12
				$6,414,666		1.34%

(4)  The rate shown is the 7-day yield as of March 31, 2016.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$25,534,118	$—	$392,197	$25,926,315
E-Commerce/Products	33,775,920	—	99,617	33,875,537
Real Estate Management/Services	—	—	56,090	56,090
Other Industries	403,766,246	—	—	403,766,246
Convertible Preferred Securities	—	—	5,866,762	5,866,762
Short-Term Investment Securities	8,894,093	—	—	8,894,093
Total Investment at Value	$471,970,377	$—	$6,414,666	$478,385,043

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,530,142 were transferred from Level 2 to Level 1 due to foreign equity securities whose value were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2015	$837,593	$1,403,323
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	7,084	733,396
Change in unrealized depreciation(1)	(345,778)	(287,664)
Net purchases	49,005	4,017,707
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of March 31, 2016	$547,904	$5,866,762

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(338,694)	$445,732

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2016.

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at March 31, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$392,197	Market Approach with	Enterprise Value/Revenue Multiple*	4.7x - 11.0x (6.833x)
		Option Pricing Method ("OPM")	Estimated 2017 Revenue Multiple*	8.0x
		and Income Approach	Discount for Lack of Marketability	10% - 27.50% (15.833%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	41.5%
			Term to liquidity event in years	3.0
			Risk-free rate	0.91%
	$56,090	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%
	$99,617	Market Approach and	Enterprise Value/Revenue Multiple*	3.1x - 2.4x (2.75x)
		Income Approach	Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
Convertible Preferred Securities	$2,024,186	Market Approach and	Transaction Price*	$93.0944
		Income Approach	Expected 2016 Revenue Multiple*	15.9x
			Projected 2017 Revenue Multiple*	17.6x
			Discount for Lack of Marketability	6% - 10% (7.33%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.5%
	$1,485,878	Market Approach	Market Transaction Price*	$48.7722 - $50.1923 ($49.4823)
			Discount for Lack of Marketability	6% - 25% (15.5%)
	$1,196,619	Market Approach	Market Transaction Price*	$23.033 - $30.5765 ($26.80)
	$1,160,079	Market Approach and	Enterprise Value/Revenue Multiple*	3.1x - 2.4x (2.75x)
		Income Approach	Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
	$0	Cost Approach	Net Tangible Assets*	$0.0000

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Computers	6.0%
Web Portals/ISP	5.2
Medical-Biomedical/Gene	5.1
Medical-Drugs	4.8
Applications Software	4.5
Real Estate Investment Trusts	3.8
Internet Content-Entertainment	3.7
Retail-Restaurants	3.3
Finance-Credit Card	2.7
E-Commerce/Products	2.7
Retail-Building Products	2.2
Beverages-Non-alcoholic	2.2
Retail-Apparel/Shoe	2.0
Cable/Satellite TV	2.0
Tobacco	1.9
Retail-Discount	1.8
Diversified Manufacturing Operations	1.8
Instruments-Controls	1.5
Aerospace/Defense	1.4
Electronic Components-Semiconductors	1.3
Diagnostic Equipment	1.3
Athletic Footwear	1.3
Commercial Services-Finance	1.3
E-Commerce/Services	1.2
Enterprise Software/Service	1.1
Multimedia	1.1
Computer Services	1.1
Cosmetics & Toiletries	0.9
Food-Misc./Diversified	0.9
Food-Retail	0.9
Retail-Drug Store	0.9
Electronic Connectors	0.9
Medical-HMO	0.9
Finance-Other Services	0.8
Auto/Truck Parts & Equipment-Original	0.8
Commercial Services	0.7
Medical Instruments	0.7
Coatings/Paint	0.7
Medical Products	0.7
Oil Companies-Exploration & Production	0.7
Medical Information Systems	0.7
Registered Investment Companies	0.6
Beverages-Wine/Spirits	0.6
Chemicals-Diversified	0.6
Pharmacy Services	0.6
Industrial Gases	0.6
Electronic Forms	0.6
Entertainment Software	0.5
Airlines	0.5
Exchange-Traded Funds	0.5
Retail-Gardening Products	0.5
Food-Confectionery	0.5
Medical-Wholesale Drug Distribution	0.4
Data Processing/Management	0.4
Finance-Consumer Loans	0.4
Semiconductor Components-Integrated Circuits	0.4
Commercial Paper	0.4
Apparel Manufacturers	0.4
Building Products-Cement	0.4
Retail-Auto Parts	0.4
Transport-Rail	0.4%
Electronic Measurement Instruments	0.4
Building & Construction Products-Misc.	0.4
Chemicals-Specialty	0.4
Machinery-Pumps	0.4
Oil-Field Services	0.4
Containers-Metal/Glass	0.3
Telephone-Integrated	0.3
Medical-Hospitals	0.3
Investment Management/Advisor Services	0.3
Machinery-General Industrial	0.3
Finance-Investment Banker/Broker	0.3
Cellular Telecom	0.3
Recreational Vehicles	0.3
Cruise Lines	0.3
Banks-Commercial	0.3
Consulting Services	0.3
Hotels/Motels	0.3
Distribution/Wholesale	0.2
Electronic Design Automation	0.2
Aerospace/Defense-Equipment	0.2
Food-Wholesale/Distribution	0.2
Networking Products	0.2
Real Estate Management/Services	0.2
Computer Software	0.2
Metal Processors & Fabrication	0.2
Telecommunication Equipment	0.2
Toys	0.2
Retail-Major Department Stores	0.2
Computer Aided Design	0.2
Transport-Services	0.2
Wireless Equipment	0.2
Repurchase Agreements	0.2
Insurance Brokers	0.2
Consumer Products-Misc.	0.2
Semiconductor Equipment	0.2
Financial Guarantee Insurance	0.1
Tools-Hand Held	0.1
Electric-Integrated	0.1
Oil Refining & Marketing	0.1
Internet Content-Information/News	0.1
Agricultural Chemicals	0.1
Building-Residential/Commercial	0.1
Non-Hazardous Waste Disposal	0.1
Insurance-Multi-line	0.1
Diversified Banking Institutions	0.1
Medical-Generic Drugs	0.1
Instruments-Scientific	0.1
Advertising Agencies	0.1
Television	0.1
Disposable Medical Products	0.1
Broadcast Services/Program	0.1
Electronic Security Devices	0.1
Oil Field Machinery & Equipment	0.1
Textile-Home Furnishings	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,506	$103,413
Omnicom Group, Inc.	2,056	171,121
		274,534
Aerospace/Defense — 1.4%
Boeing Co.	17,350	2,202,409
General Dynamics Corp.	2,305	302,808
Lockheed Martin Corp.	2,714	601,151
Northrop Grumman Corp.	11,477	2,271,298
Raytheon Co.	2,932	359,551
Rockwell Collins, Inc.	2,296	211,714
Teledyne Technologies, Inc.†	10,688	942,041
		6,890,972
Aerospace/Defense-Equipment — 0.2%
Harris Corp.	1,222	95,145
United Technologies Corp.	10,015	1,002,501
		1,097,646
Agricultural Chemicals — 0.1%
Monsanto Co.	3,855	338,238
Airlines — 0.5%
Southwest Airlines Co.	11,172	500,505
United Continental Holdings, Inc.†	32,316	1,934,436
		2,434,941
Apparel Manufacturers — 0.4%
Carter's, Inc.	11,451	1,206,707
Hanesbrands, Inc.	6,858	194,356
Michael Kors Holdings, Ltd.†	2,073	118,078
Under Armour, Inc., Class A†	3,181	269,844
VF Corp.	3,032	196,352
		1,985,337
Applications Software — 4.5%
Citrix Systems, Inc.†	2,696	211,852
Intuit, Inc.	25,808	2,684,290
Microsoft Corp.	199,506	11,018,717
NetSuite, Inc.†	18,022	1,234,327
Red Hat, Inc.†	3,198	238,283
Salesforce.com, Inc.†	49,498	3,654,437
ServiceNow, Inc.†	39,563	2,420,464
		21,462,370
Athletic Footwear — 1.3%
NIKE, Inc., Class B	103,766	6,378,496
Audio/Video Products — 0.0%
Harman International Industries, Inc.	710	63,218
Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.	51,968	1,995,571
Delphi Automotive PLC	22,866	1,715,407
		3,710,978
Banks-Commercial — 0.3%
First Republic Bank	11,956	796,748
PacWest Bancorp	13,322	494,912
		1,291,660
Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc.	1,941	$40,664
Northern Trust Corp.	2,337	152,302
		192,966
Banks-Super Regional — 0.0%
Huntington Bancshares, Inc.	6,821	65,072
Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	179,651	8,334,010
Coca-Cola Enterprises, Inc.	2,600	131,924
Dr Pepper Snapple Group, Inc.	3,280	293,298
Monster Beverage Corp.†	2,629	350,656
PepsiCo, Inc.	13,919	1,426,419
		10,536,307
Beverages-Wine/Spirits — 0.6%
Brown-Forman Corp., Class B	25,662	2,526,937
Constellation Brands, Inc., Class A	3,080	465,357
		2,992,294
Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,770	170,239
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,628	75,240
Discovery Communications, Inc., Class C†	4,167	112,509
Scripps Networks Interactive, Inc., Class A	880	57,640
		245,389
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	32,338	1,812,221
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	1,126	179,608
Vulcan Materials Co.	16,956	1,790,045
		1,969,653
Building Products-Wood — 0.0%
Masco Corp.	5,847	183,888
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,762	174,185
Lennar Corp., Class A	3,154	152,528
		326,713
Cable/Satellite TV — 2.0%
Cablevision Systems Corp., Class A	3,896	128,568
Comcast Corp., Class A	123,283	7,530,126
Time Warner Cable, Inc.	8,965	1,834,418
		9,493,112
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	470	43,912
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	35,968	1,377,574
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	6,868	434,882
LyondellBasell Industries NV, Class A	3,269	279,761
PPG Industries, Inc.	18,222	2,031,571
		2,746,214

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.4%
Ashland, Inc.	9,679	$1,064,303
Ecolab, Inc.	4,664	520,129
International Flavors & Fragrances, Inc.	1,398	159,051
		1,743,483
Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	28,280	825,776
Sherwin-Williams Co.	8,586	2,444,177
		3,269,953
Commercial Services — 0.7%
Aramark	25,297	837,837
Cintas Corp.	1,534	137,769
CoStar Group, Inc.†	3,896	733,110
Nielsen Holdings PLC	17,921	943,720
ServiceMaster Global Holdings, Inc.†	21,089	794,633
		3,447,069
Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	4,726	423,969
Equifax, Inc.	2,078	237,495
FleetCor Technologies, Inc.†	10,587	1,574,816
H&R Block, Inc.	2,727	72,047
McGraw Hill Financial, Inc.	9,882	978,120
Moody's Corp.	2,969	286,687
PayPal Holdings, Inc.†	19,481	751,967
Sabre Corp.	57,961	1,676,232
Total System Services, Inc.	2,951	140,409
Western Union Co.	4,570	88,155
		6,229,897
Computer Aided Design — 0.2%
ANSYS, Inc.†	8,629	771,951
Autodesk, Inc.†	2,446	142,626
		914,577
Computer Services — 1.1%
Accenture PLC, Class A	10,994	1,268,708
Amdocs, Ltd.	18,671	1,128,102
Cognizant Technology Solutions Corp., Class A†	26,045	1,633,022
CSRA, Inc.	1,026	27,599
Hewlett Packard Enterprise Co.	16,831	298,414
International Business Machines Corp.	6,036	914,152
Teradata Corp.†	931	24,429
		5,294,426
Computer Software — 0.2%
Akamai Technologies, Inc.†	3,095	171,989
SS&C Technologies Holdings, Inc.	12,338	782,476
		954,465
Computers — 6.0%
Apple, Inc.	265,688	28,957,335
Computers-Memory Devices — 0.0%
SanDisk Corp.	1,478	112,446
Consulting Services — 0.3%
Verisk Analytics, Inc.†	15,736	1,257,621
Security Description	Shares	Value (Note 2)
Consumer Products-Misc. — 0.2%
Clorox Co.	2,266	$285,652
Kimberly-Clark Corp.	3,475	467,422
		753,074
Containers-Metal/Glass — 0.3%
Ball Corp.	1,315	93,747
Crown Holdings, Inc.†	30,526	1,513,784
		1,607,531
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,956	93,908
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	29,034	2,051,252
Estee Lauder Cos., Inc., Class A	24,166	2,279,096
		4,330,348
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	21,412	1,183,870
Royal Caribbean Cruises, Ltd.	1,989	163,396
		1,347,266
Data Processing/Management — 0.4%
Dun & Bradstreet Corp.	361	37,212
Fidelity National Information Services, Inc.	21,711	1,374,523
Fiserv, Inc.†	3,903	400,370
Paychex, Inc.	5,625	303,806
		2,115,911
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,281	140,578
Patterson Cos., Inc.	775	36,061
		176,639
Diagnostic Equipment — 1.3%
Abbott Laboratories	76,276	3,190,625
Danaher Corp.	26,896	2,551,354
Thermo Fisher Scientific, Inc.	4,579	648,341
		6,390,320
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,973	144,779
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,291	261,647
Distribution/Wholesale — 0.2%
Fastenal Co.	21,289	1,043,161
WW Grainger, Inc.	408	95,239
		1,138,400
Diversified Banking Institutions — 0.1%
Morgan Stanley	12,572	314,426
Diversified Manufacturing Operations — 1.8%
3M Co.	20,654	3,441,576
A.O. Smith Corp.	11,169	852,306
Dover Corp.	13,745	884,216
General Electric Co.	89,853	2,856,427
Illinois Tool Works, Inc.	3,210	328,833
Pentair PLC	2,012	109,171
		8,472,529

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products — 2.7%
Amazon.com, Inc.†	20,690	$12,282,411
eBay, Inc.†	18,987	453,030
		12,735,441
E-Commerce/Services — 1.2%
Expedia, Inc.	2,075	223,726
Priceline Group, Inc.†	4,228	5,449,723
TripAdvisor, Inc.†	1,995	132,668
		5,806,117
Electric Products-Misc. — 0.0%
AMETEK, Inc.	4,124	206,117
Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,282	321,664
TECO Energy, Inc.	2,185	60,153
		381,817
Electronic Components-Semiconductors — 1.3%
Broadcom, Ltd.	16,208	2,504,136
Intel Corp.	33,912	1,097,053
Microchip Technology, Inc.	3,563	171,737
Micron Technology, Inc.†	8,719	91,288
NVIDIA Corp.	8,949	318,853
Qorvo, Inc.†	2,260	113,927
Skyworks Solutions, Inc.	3,356	261,432
Texas Instruments, Inc.	29,986	1,721,796
Xilinx, Inc.	2,685	127,349
		6,407,571
Electronic Connectors — 0.9%
Amphenol Corp., Class A	46,557	2,691,926
TE Connectivity, Ltd.	23,180	1,435,305
		4,127,231
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	47,518	1,120,474
Electronic Forms — 0.6%
Adobe Systems, Inc.†	28,278	2,652,476
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	26,538	1,057,539
FLIR Systems, Inc.	1,180	38,881
National Instruments Corp.	26,383	794,392
		1,890,812
Electronic Security Devices — 0.1%
Allegion PLC	1,683	107,224
Tyco International PLC	3,346	122,832
		230,056
Enterprise Software/Service — 1.1%
Oracle Corp.	87,289	3,570,993
Tyler Technologies, Inc.†	6,057	778,991
Ultimate Software Group, Inc.†	5,560	1,075,860
		5,425,844
Entertainment Software — 0.5%
Activision Blizzard, Inc.	8,880	300,499
Electronic Arts, Inc.†	34,528	2,282,646
		2,583,145
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 0.4%
SLM Corp.†	162,707	$1,034,817
Synchrony Financial†	37,261	1,067,900
		2,102,717
Finance-Credit Card — 2.7%
Alliance Data Systems Corp.†	1,038	228,360
MasterCard, Inc., Class A	79,715	7,533,067
Visa, Inc., Class A	70,018	5,354,977
		13,116,404
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	21,040	589,541
E*TRADE Financial Corp.†	35,869	878,432
		1,467,973
Finance-Other Services — 0.8%
CME Group, Inc.	3,022	290,263
Intercontinental Exchange, Inc.	15,357	3,611,045
Nasdaq, Inc.	1,245	82,643
		3,983,951
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	58,849	451,372
Food-Confectionery — 0.5%
Hershey Co.	22,361	2,059,224
J.M. Smucker Co.	1,215	157,756
		2,216,980
Food-Meat Products — 0.0%
Hormel Foods Corp.	4,732	204,612
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	3,148	200,811
ConAgra Foods, Inc.	4,333	193,339
General Mills, Inc.	6,441	408,037
Kellogg Co.	2,473	189,308
McCormick & Co., Inc.	21,261	2,115,044
Mondelez International, Inc., Class A	27,469	1,102,056
		4,208,595
Food-Retail — 0.9%
Kroger Co.	58,481	2,236,898
Whole Foods Market, Inc.	62,590	1,947,175
		4,184,073
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	23,003	1,074,930
Gas-Distribution — 0.0%
AGL Resources, Inc.	1,138	74,129
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,488	187,771
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,678	207,189
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,473	71,293

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	36,950	$832,114
Marriott International, Inc., Class A	2,197	156,382
Starwood Hotels & Resorts Worldwide, Inc.	1,418	118,304
Wyndham Worldwide Corp.	1,970	150,567
		1,257,367
Human Resources — 0.0%
Robert Half International, Inc.	1,286	59,902
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,105	125,694
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	15,751	2,268,931
Airgas, Inc.	822	116,428
Praxair, Inc.	2,444	279,716
		2,665,075
Instruments-Controls — 1.5%
Honeywell International, Inc.	51,159	5,732,366
Sensata Technologies Holding NV†	34,554	1,342,077
		7,074,443
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,922	95,062
Waters Corp.†	1,423	187,722
		282,784
Insurance Brokers — 0.2%
Aon PLC	2,932	306,248
Marsh & McLennan Cos., Inc.	4,746	288,509
Willis Towers Watson PLC	1,452	172,294
		767,051
Insurance-Life/Health — 0.0%
Torchmark Corp.	1,047	56,705
Insurance-Multi-line — 0.1%
Assurant, Inc.	510	39,347
Cincinnati Financial Corp.	1,373	89,739
XL Group PLC	5,109	188,011
		317,097
Insurance-Property/Casualty — 0.0%
Progressive Corp.	4,706	165,369
Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	132,026	15,064,167
Netflix, Inc.†	24,058	2,459,449
		17,523,616
Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	3,029	346,366
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	807	85,421
Internet Security — 0.0%
VeriSign, Inc.†	1,687	149,367
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	586	95,167
Ameriprise Financial, Inc.	1,420	133,494
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
BlackRock, Inc.	3,109	$1,058,832
T. Rowe Price Group, Inc.	2,911	213,842
		1,501,335
Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	8,170	1,493,231
Machinery-Pumps — 0.4%
Xylem, Inc.	42,209	1,726,348
Medical Information Systems — 0.7%
athenahealth, Inc.†	8,075	1,120,649
Cerner Corp.†	39,074	2,069,359
		3,190,008
Medical Instruments — 0.7%
Boston Scientific Corp.†	88,554	1,665,701
Edwards Lifesciences Corp.†	3,757	331,405
Intuitive Surgical, Inc.†	419	251,840
Medtronic PLC	13,787	1,034,025
St. Jude Medical, Inc.	2,533	139,315
		3,422,286
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	1,781	208,608
Medical Products — 0.7%
Becton Dickinson and Co.	3,709	563,100
Henry Schein, Inc.†	990	170,904
Stryker Corp.	21,280	2,283,131
Varian Medical Systems, Inc.†	920	73,618
Zimmer Biomet Holdings, Inc.	1,379	147,043
		3,237,796
Medical-Biomedical/Gene — 5.1%
Alder Biopharmaceuticals, Inc.†	23,912	585,605
Alexion Pharmaceuticals, Inc.†	12,760	1,776,447
Amgen, Inc.	34,090	5,111,114
Biogen, Inc.†	20,584	5,358,427
Celgene Corp.†	39,054	3,908,915
Gilead Sciences, Inc.	45,560	4,185,141
Illumina, Inc.†	2,574	417,271
Regeneron Pharmaceuticals, Inc.†	4,530	1,632,793
Vertex Pharmaceuticals, Inc.†	19,581	1,556,494
		24,532,207
Medical-Drugs — 4.8%
AbbVie, Inc.	54,584	3,117,838
Allergan PLC†	25,314	6,784,911
Baxalta, Inc.	7,276	293,950
Bristol-Myers Squibb Co.	60,687	3,876,686
Eli Lilly & Co.	10,566	760,858
Endo International PLC†	1,217	34,259
Ironwood Pharmaceuticals, Inc.†	72,299	790,951
Johnson & Johnson	23,674	2,561,527
Mallinckrodt PLC†	22,041	1,350,672
Pfizer, Inc.	55,066	1,632,156
Zoetis, Inc.	34,629	1,535,104
		22,738,912

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Generic Drugs — 0.1%
Mylan NV†	3,608	$167,231
Perrigo Co. PLC	1,077	137,780
		305,011
Medical-HMO — 0.9%
Aetna, Inc.	16,593	1,864,224
Centene Corp.†	2,976	183,232
Cigna Corp.	4,478	614,561
Humana, Inc.	1,220	223,199
UnitedHealth Group, Inc.	9,488	1,223,003
		4,108,219
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	2,248	175,457
Universal Health Services, Inc., Class B	10,717	1,336,624
		1,512,081
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,418	295,828
McKesson Corp.	11,622	1,827,559
		2,123,387
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	46,776	945,811
Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	10,388	289,618
Twenty-First Century Fox, Inc., Class B	4,001	112,828
Walt Disney Co.	49,874	4,952,987
		5,355,433
Networking Products — 0.2%
Cisco Systems, Inc.	36,124	1,028,450
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,958	93,299
Waste Management, Inc.	3,846	226,914
		320,213
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,566	112,924
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	30,404	1,415,914
Apache Corp.	2,782	135,789
Cabot Oil & Gas Corp.	3,368	76,487
California Resources Corp.	513	529
Cimarex Energy Co.	1,079	104,954
Concho Resources, Inc.†	1,447	146,205
Devon Energy Corp.	4,467	122,574
EOG Resources, Inc.	5,103	370,376
Newfield Exploration Co.†	2,116	70,357
Occidental Petroleum Corp.	5,483	375,202
Pioneer Natural Resources Co.	2,859	402,376
		3,220,763
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	3,355	224,953
Security Description	Shares	Value (Note 2)
Oil Refining & Marketing — 0.1%
Phillips 66	3,101	$268,516
Tesoro Corp.	919	79,043
		347,559
Oil-Field Services — 0.4%
Baker Hughes, Inc.	7,186	314,963
Halliburton Co.	38,231	1,365,611
		1,680,574
Pharmacy Services — 0.6%
Diplomat Pharmacy, Inc.†	31,221	855,455
Express Scripts Holding Co.†	27,294	1,874,825
		2,730,280
Pipelines — 0.0%
Williams Cos., Inc.	4,422	71,062
Real Estate Investment Trusts — 3.8%
American Tower Corp.	71,314	7,300,414
Apartment Investment & Management Co., Class A	1,481	61,935
AvalonBay Communities, Inc.	2,399	456,290
Boston Properties, Inc.	1,721	218,705
Crown Castle International Corp.	5,844	505,506
Equinix, Inc.	12,660	4,186,789
Equity Residential	6,393	479,667
Essex Property Trust, Inc.	1,145	267,770
Extra Space Storage, Inc.	2,190	204,677
Federal Realty Investment Trust	805	125,620
General Growth Properties, Inc.	6,220	184,921
Host Hotels & Resorts, Inc.	6,322	105,577
Iron Mountain, Inc.	1,314	44,558
Kimco Realty Corp.	7,244	208,482
Macerich Co.	1,043	82,647
Prologis, Inc.	9,188	405,926
Public Storage	2,579	711,366
Realty Income Corp.	3,157	197,344
Simon Property Group, Inc.	7,679	1,594,851
SL Green Realty Corp.	736	71,304
UDR, Inc.	4,677	180,205
Ventas, Inc.	2,707	170,433
Vornado Realty Trust	1,521	143,628
Welltower, Inc.	3,731	258,707
Weyerhaeuser Co.	6,911	214,103
		18,381,425
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	5,091	146,723
Jones Lang LaSalle, Inc.	7,501	880,017
		1,026,740
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	13,903	1,369,167
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	653	40,610

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 2.0%
Kate Spade & Co.†	94,897	$2,421,771
L Brands, Inc.	27,239	2,391,857
PVH Corp.	23,591	2,336,924
Ross Stores, Inc.	42,674	2,470,825
		9,621,377
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,284	205,877
AutoZone, Inc.†	1,604	1,277,891
O'Reilly Automotive, Inc.†	1,702	465,769
		1,949,537
Retail-Automobile — 0.0%
CarMax, Inc.†	1,988	101,587
Retail-Building Products — 2.2%
Home Depot, Inc.	45,948	6,130,842
Lowe's Cos., Inc.	59,610	4,515,457
		10,646,299
Retail-Discount — 1.8%
Costco Wholesale Corp.	38,736	6,104,019
Dollar General Corp.	2,700	231,120
Dollar Tree, Inc.†	27,221	2,244,644
		8,579,783
Retail-Drug Store — 0.9%
CVS Health Corp.	8,847	917,699
Walgreens Boots Alliance, Inc.	38,632	3,254,360
		4,172,059
Retail-Gardening Products — 0.5%
Tractor Supply Co.	25,544	2,310,710
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	1,393	172,774
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	11,723	918,497
Retail-Restaurants — 3.3%
Chipotle Mexican Grill, Inc.†	2,347	1,105,367
Dunkin' Brands Group, Inc.	21,831	1,029,768
McDonald's Corp.	42,584	5,351,957
Starbucks Corp.	101,372	6,051,908
Yum! Brands, Inc.	28,576	2,338,946
		15,877,946
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	2,198	72,490
Security Services — 0.0%
ADT Corp.	1,737	71,669
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	5,428	321,283
Linear Technology Corp.	2,473	110,197
NXP Semiconductors NV†	20,036	1,624,319
		2,055,799
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	19,798	$419,322
KLA-Tencor Corp.	1,417	103,172
Lam Research Corp.	2,782	229,793
		752,287
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,271	209,341
Telecom Services — 0.0%
Level 3 Communications, Inc.†	2,075	109,664
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	27,876	778,298
Juniper Networks, Inc.	6,163	157,218
		935,516
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	28,532	1,543,011
Television — 0.1%
CBS Corp., Class B	4,062	223,776
TEGNA, Inc.	1,962	46,028
		269,804
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,114	212,663
Tobacco — 1.9%
Altria Group, Inc.	63,649	3,988,246
Philip Morris International, Inc.	34,527	3,387,444
Reynolds American, Inc.	32,033	1,611,580
		8,987,270
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,017	159,659
Stanley Black & Decker, Inc.	2,667	280,595
		440,254
Toys — 0.2%
Hasbro, Inc.	1,967	157,557
Mattel, Inc.	23,007	773,495
		931,052
Transport-Rail — 0.4%
Kansas City Southern	17,166	1,466,835
Union Pacific Corp.	5,928	471,572
		1,938,407
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	1,204	89,373
Expeditors International of Washington, Inc.	2,009	98,059
United Parcel Service, Inc., Class B	6,526	688,297
		875,729
Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	920	77,501
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,632	138,671
Water — 0.0%
American Water Works Co., Inc.	1,714	118,146

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	11,715	$8,937,373
Alphabet, Inc., Class C†	21,648	16,126,678
		25,064,051
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	11,051	836,561
X-Ray Equipment — 0.0%
Hologic, Inc.†	4,323	149,143
Total Common Stocks (cost $392,357,196)		472,502,332
EXCHANGE-TRADED FUNDS — 0.5%
iShares S&P 500 Growth Index Fund (cost $2,350,875)	20,152	2,335,415
Total Long-Term Investment Securities (cost $394,708,071)		474,837,747
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Commercial Paper — 0.4%
BNP Paribas SA NY 0.34% due 04/01/2016	$2,000,000	2,000,000
Security Description	Shares/ Principal Amount	Value (Note 2)
Registered Investment Companies — 0.6%
SSgA U.S. Government Money Market Fund 0.00%(1)	3,097,915	$3,097,915
Total Short-Term Investment Securities (cost $5,097,915)		5,097,915
REPURCHASE AGREEMENTS — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $810,000)	$810,000	810,000
TOTAL INVESTMENTS (cost $400,615,986)(3)	100.3%	480,745,662
Liabilities in excess of other assets	(0.3)	(1,646,623)
NET ASSETS	100.0%	$479,099,039

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of March 31, 2016.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P Citigroup Growth Index	June 2016	$1,132,620	$1,165,100	$32,480

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$472,502,332	$—	$—	$472,502,332
Exchange-Traded Funds	2,335,415	—	—	2,335,415
Short-Term Investments Securities:
Commercial Paper	—	2,000,000	—	2,000,000
Registered Investment Companies	3,097,915	—	—	3,097,915
Repurchase Agreements	—	810,000	—	810,000
Total Investments at Value	$477,935,662	$2,810,000	$—	$480,745,662
Other Financial Instruments:†
Futures Contracts	$32,840	$—	$—	$32,840

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Medical-Drugs	6.6%
Diversified Banking Institutions	6.5
Oil Companies-Integrated	6.3
Banks-Super Regional	5.3
Electric-Integrated	4.1
Insurance-Multi-line	3.2
Diversified Manufacturing Operations	2.9
Oil Companies-Exploration & Production	2.6
Investment Management/Advisor Services	2.5
Networking Products	2.3
Oil-Field Services	2.2
Telephone-Integrated	2.2
Aerospace/Defense-Equipment	1.8
Electronic Components-Semiconductors	1.8
Semiconductor Components-Integrated Circuits	1.6
Food-Misc./Diversified	1.5
Cosmetics & Toiletries	1.4
Insurance-Reinsurance	1.3
Chemicals-Diversified	1.3
Medical Instruments	1.3
Beverages-Non-alcoholic	1.3
Medical Products	1.2
Tobacco	1.2
Medical-Biomedical/Gene	1.1
Enterprise Software/Service	1.1
Transport-Rail	1.1
Multimedia	1.0
Insurance-Life/Health	1.0
Cruise Lines	0.9
Repurchase Agreements	0.9
Retail-Drug Store	0.9
Banks-Commercial	0.8
Computer Services	0.8
Semiconductor Equipment	0.8
Retail-Discount	0.8
Television	0.7
Transport-Services	0.7
Diagnostic Equipment	0.7
Medical-HMO	0.7
Auto/Truck Parts & Equipment-Original	0.6
Finance-Credit Card	0.6
Hotels/Motels	0.6
Auto-Cars/Light Trucks	0.6
Retail-Apparel/Shoe	0.6
Retail-Restaurants	0.6
Food-Wholesale/Distribution	0.6
Building & Construction Products-Misc.	0.6
Instruments-Controls	0.6
Applications Software	0.5
Gas-Distribution	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Jewelry	0.5
Electronic Security Devices	0.5
Real Estate Investment Trusts	0.5
Building-Residential/Commercial	0.5
Steel-Producers	0.5
Insurance Brokers	0.5
Agricultural Chemicals	0.5
Paper & Related Products	0.5
Commercial Services	0.5
Machinery-Construction & Mining	0.5
Industrial Automated/Robotic	0.5%
Exchange-Traded Funds	0.4
Electronic Connectors	0.4
Beverages-Wine/Spirits	0.4
Retail-Auto Parts	0.4
Finance-Other Services	0.4
Tools-Hand Held	0.4
Internet Security	0.4
Finance-Consumer Loans	0.4
Oil Refining & Marketing	0.4
Computers-Memory Devices	0.3
Medical-Hospitals	0.3
Appliances	0.3
Medical Labs & Testing Services	0.3
Retail-Major Department Stores	0.3
Airlines	0.3
Shipbuilding	0.3
Banks-Fiduciary	0.3
Pipelines	0.3
Electric-Distribution	0.3
Medical-Generic Drugs	0.3
Containers-Paper/Plastic	0.3
Aerospace/Defense	0.2
Cable/Satellite TV	0.2
Motorcycle/Motor Scooter	0.2
Entertainment Software	0.2
Time Deposits	0.2
Pharmacy Services	0.2
Insurance-Property/Casualty	0.2
Retail-Catalog Shopping	0.2
Retail-Building Products	0.2
Computers-Integrated Systems	0.2
Electric Products-Misc.	0.1
Industrial Gases	0.1
Web Portals/ISP	0.1
Food-Retail	0.1
Distribution/Wholesale	0.1
Electronic Components-Misc.	0.1
Commercial Services-Finance	0.1
Machinery-Farming	0.1
Retail-Regional Department Stores	0.1
Consumer Products-Misc.	0.1
Agricultural Operations	0.1
Computers	0.1
Apparel Manufacturers	0.1
Food-Meat Products	0.1
Auto-Heavy Duty Trucks	0.1
Oil Field Machinery & Equipment	0.1
Engines-Internal Combustion	0.1
Non-Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1
Gold Mining	0.1
Advertising Agencies	0.1
Metal-Copper	0.1
Engineering/R&D Services	0.1
Metal-Aluminum	0.1
Food-Confectionery	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,299	$121,612
Omnicom Group, Inc.	4,473	372,288
		493,900
Aerospace/Defense — 0.2%
General Dynamics Corp.	5,888	773,507
Lockheed Martin Corp.	3,943	873,374
Raytheon Co.	4,816	590,586
		2,237,467
Aerospace/Defense-Equipment — 1.8%
Harris Corp.	2,008	156,343
Triumph Group, Inc.	81,847	2,576,543
United Technologies Corp.	144,000	14,414,400
		17,147,286
Agricultural Chemicals — 0.5%
Agrium, Inc.	34,900	3,081,321
CF Industries Holdings, Inc.	8,532	267,393
Monsanto Co.	8,059	707,097
Mosaic Co.	12,903	348,381
		4,404,192
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	21,791	791,231
Airlines — 0.3%
American Airlines Group, Inc.	22,073	905,213
Delta Air Lines, Inc.	28,497	1,387,234
United Continental Holdings, Inc.†	13,159	787,698
		3,080,145
Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	2,233	127,192
Ralph Lauren Corp.	2,128	204,841
VF Corp.	6,091	394,453
		726,486
Appliances — 0.3%
Whirlpool Corp.	17,547	3,164,426
Applications Software — 0.5%
Microsoft Corp.	91,092	5,031,011
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,120	99,725
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	311,056	4,199,256
General Motors Co.	51,446	1,616,948
		5,816,204
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	12,861	703,368
Auto/Truck Parts & Equipment-Original — 0.6%
BorgWarner, Inc.	75,073	2,882,803
Delphi Automotive PLC	29,940	2,246,099
Johnson Controls, Inc.	23,728	924,680
		6,053,582
Banks-Commercial — 0.8%
BB&T Corp.	75,328	2,506,163
M&T Bank Corp.	44,298	4,917,078
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Regions Financial Corp.	47,140	$370,049
Zions Bancorporation	7,486	181,236
		7,974,526
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	39,379	1,450,328
Citizens Financial Group, Inc.	15,263	319,760
Northern Trust Corp.	2,994	195,119
State Street Corp.	14,642	856,850
		2,822,057
Banks-Super Regional — 5.3%
Capital One Financial Corp.	19,304	1,337,960
Comerica, Inc.	6,401	242,406
Fifth Third Bancorp	28,669	478,485
Huntington Bancshares, Inc.	14,842	141,593
KeyCorp	147,996	1,633,876
PNC Financial Services Group, Inc.	147,510	12,474,921
SunTrust Banks, Inc.	18,485	666,939
US Bancorp	217,287	8,819,679
Wells Fargo & Co.	516,394	24,972,814
		50,768,673
Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	212,667	9,865,622
Coca-Cola Enterprises, Inc.	2,220	112,643
PepsiCo, Inc.	23,809	2,439,946
		12,418,211
Beverages-Wine/Spirits — 0.4%
Diageo PLC ADR	35,954	3,878,358
Brewery — 0.0%
Molson Coors Brewing Co., Class B	3,028	291,233
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,632	106,896
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	97,009	5,436,384
Building-Residential/Commercial — 0.5%
PulteGroup, Inc.	250,130	4,679,932
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	32,951	2,012,647
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,996	186,486
Chemicals-Diversified — 1.3%
Dow Chemical Co.	166,709	8,478,820
E.I. du Pont de Nemours & Co.	17,549	1,111,203
Eastman Chemical Co.	5,411	390,836
FMC Corp.	4,892	197,490
LyondellBasell Industries NV, Class A	24,392	2,087,467
PPG Industries, Inc.	3,808	424,554
		12,690,370
Commercial Services — 0.5%
Nielsen Holdings PLC	79,090	4,164,879
Quanta Services, Inc.†	5,849	131,954
		4,296,833

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services-Finance — 0.1%
Automatic Data Processing, Inc.	6,865	$615,859
H&R Block, Inc.	2,936	77,569
Western Union Co.	8,819	170,119
		863,547
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,134	182,744
Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	67,300	4,219,710
CSRA, Inc.	2,843	76,477
Hewlett Packard Enterprise Co.	27,647	490,181
International Business Machines Corp.	19,739	2,989,472
Teradata Corp.†	2,921	76,647
		7,852,487
Computers — 0.1%
HP, Inc.	63,202	778,649
Computers-Integrated Systems — 0.2%
VeriFone Systems, Inc.†	51,400	1,451,536
Computers-Memory Devices — 0.3%
EMC Corp.	71,270	1,899,345
NetApp, Inc.	10,582	288,783
SanDisk Corp.	4,268	324,709
Seagate Technology PLC	10,850	373,783
Western Digital Corp.	8,520	402,485
		3,289,105
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	5,945	799,662
Containers-Metal/Glass — 0.0%
Ball Corp.	2,438	173,805
Owens-Illinois, Inc.†	5,893	94,052
		267,857
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	3,085	148,111
WestRock Co.	56,652	2,211,127
		2,359,238
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	15,032	1,062,011
Procter & Gamble Co.	146,384	12,048,867
		13,110,878
Cruise Lines — 0.9%
Carnival Corp.	61,295	3,234,537
Norwegian Cruise Line Holdings, Ltd.†	96,137	5,315,415
Royal Caribbean Cruises, Ltd.	2,048	168,243
		8,718,195
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	569	58,652
Fidelity National Information Services, Inc.	4,447	281,540
		340,192
Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	4,063	$250,403
Patterson Cos., Inc.	1,437	66,863
		317,266
Diagnostic Equipment — 0.7%
Abbott Laboratories	123,147	5,151,239
Danaher Corp.	7,440	705,758
Thermo Fisher Scientific, Inc.	4,932	698,322
		6,555,319
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,941	142,431
Distribution/Wholesale — 0.1%
Fastenal Co.	4,224	206,976
Genuine Parts Co.	5,473	543,797
WW Grainger, Inc.	1,226	286,185
		1,036,958
Diversified Banking Institutions — 6.5%
Bank of America Corp.	829,579	11,215,908
Citigroup, Inc.	308,424	12,876,702
Goldman Sachs Group, Inc.	54,920	8,621,342
JPMorgan Chase & Co.	485,381	28,744,263
Morgan Stanley	29,637	741,221
		62,199,436
Diversified Manufacturing Operations — 2.9%
3M Co.	9,302	1,549,992
Dover Corp.	5,674	365,008
Eaton Corp. PLC	107,684	6,736,711
General Electric Co.	153,692	4,885,869
Illinois Tool Works, Inc.	5,273	540,166
Ingersoll-Rand PLC	166,912	10,350,213
Parker-Hannifin Corp.	4,945	549,291
Pentair PLC	2,471	134,077
Textron, Inc.	82,416	3,004,887
		28,116,214
Diversified Operations — 0.0%
Leucadia National Corp.	12,199	197,258
Electric Products-Misc. — 0.1%
Emerson Electric Co.	23,541	1,280,160
Electric-Distribution — 0.3%
PPL Corp.	66,396	2,527,696
Electric-Integrated — 4.1%
AES Corp.	24,149	284,958
Ameren Corp.	8,881	444,938
American Electric Power Co., Inc.	17,974	1,193,474
CMS Energy Corp.	10,145	430,554
Consolidated Edison, Inc.	10,747	823,435
Dominion Resources, Inc.	69,880	5,249,386
DTE Energy Co.	6,570	595,636
Duke Energy Corp.	25,197	2,032,894
Edison International	115,297	8,288,701
Entergy Corp.	6,534	518,015
Eversource Energy	11,610	677,327
Exelon Corp.	33,673	1,207,514
FirstEnergy Corp.	15,507	557,787

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
NextEra Energy, Inc.	16,860	$1,995,212
PG&E Corp.	18,040	1,077,349
Pinnacle West Capital Corp.	4,063	305,009
Public Service Enterprise Group, Inc.	18,538	873,881
SCANA Corp.	5,231	366,955
Southern Co.	33,414	1,728,506
TECO Energy, Inc.	4,051	111,524
WEC Energy Group, Inc.	11,554	694,049
Westar Energy, Inc.	51,460	2,552,931
Xcel Energy, Inc.	163,368	6,832,050
		38,842,085
Electronic Components-Misc. — 0.1%
Corning, Inc.	40,734	850,933
Garmin, Ltd.	4,306	172,068
		1,023,001
Electronic Components-Semiconductors — 1.8%
Intel Corp.	444,547	14,381,096
Microchip Technology, Inc.	27,270	1,314,414
Micron Technology, Inc.†	19,747	206,751
Texas Instruments, Inc.	13,615	781,773
Xilinx, Inc.	3,742	177,483
		16,861,517
Electronic Connectors — 0.4%
TE Connectivity, Ltd.	63,548	3,934,892
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	7,559	301,226
FLIR Systems, Inc.	2,568	84,616
		385,842
Electronic Security Devices — 0.5%
Tyco International PLC	127,788	4,691,097
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,848	337,488
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,794	191,305
Engineering/R&D Services — 0.1%
Fluor Corp.	5,085	273,064
Jacobs Engineering Group, Inc.†	4,485	195,322
		468,386
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,934	652,384
Enterprise Software/Service — 1.1%
CA, Inc.	10,831	333,486
Oracle Corp.	250,778	10,259,328
		10,592,814
Entertainment Software — 0.2%
Electronic Arts, Inc.†	28,720	1,898,679
Finance-Consumer Loans — 0.4%
Navient Corp.	12,548	150,200
Synchrony Financial†	122,678	3,515,951
		3,666,151
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.6%
American Express Co.	29,995	$1,841,693
Discover Financial Services	82,451	4,198,405
		6,040,098
Finance-Other Services — 0.4%
CME Group, Inc.	6,070	583,024
Intercontinental Exchange, Inc.	13,346	3,138,178
Nasdaq, Inc.	1,596	105,942
		3,827,144
Food-Confectionery — 0.1%
Hershey Co.	2,363	217,609
J.M. Smucker Co.	1,840	238,905
		456,514
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	10,728	715,128
Food-Misc./Diversified — 1.5%
ConAgra Foods, Inc.	6,833	304,888
General Mills, Inc.	8,253	522,828
Ingredion, Inc.	42,453	4,533,556
Kellogg Co.	4,062	310,946
Kraft Heinz Co.	65,471	5,143,402
McCormick & Co., Inc.	1,351	134,397
Mondelez International, Inc., Class A	89,910	3,607,189
		14,557,206
Food-Retail — 0.1%
Kroger Co.	19,266	736,925
Whole Foods Market, Inc.	11,882	369,649
		1,106,574
Food-Wholesale/Distribution — 0.6%
Sysco Corp.	116,370	5,437,970
Gas-Distribution — 0.5%
AGL Resources, Inc.	2,027	132,039
CenterPoint Energy, Inc.	15,750	329,490
NiSource, Inc.	11,704	275,746
Sempra Energy	39,731	4,134,011
		4,871,286
Gold Mining — 0.1%
Newmont Mining Corp.	19,369	514,828
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,887	91,331
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	154,400	3,477,088
Marriott International, Inc., Class A	29,736	2,116,609
Starwood Hotels & Resorts Worldwide, Inc.	3,212	267,977
		5,861,674
Human Resources — 0.0%
Robert Half International, Inc.	2,112	98,377
Independent Power Producers — 0.0%
NRG Energy, Inc.	11,526	149,953
Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	37,742	4,293,152

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,694	$532,121
Airgas, Inc.	668	94,615
Praxair, Inc.	5,317	608,531
		1,235,267
Instruments-Controls — 0.6%
Honeywell International, Inc.	47,587	5,332,123
Insurance Brokers — 0.5%
Aon PLC	3,757	392,419
Marsh & McLennan Cos., Inc.	63,865	3,882,353
Willis Towers Watson PLC	2,023	240,049
		4,514,821
Insurance-Life/Health — 1.0%
Aflac, Inc.	55,034	3,474,847
Lincoln National Corp.	8,820	345,744
Principal Financial Group, Inc.	104,852	4,136,411
Prudential Financial, Inc.	16,325	1,178,992
Torchmark Corp.	1,940	105,070
Unum Group	8,743	270,334
		9,511,398
Insurance-Multi-line — 3.2%
Allstate Corp.	50,727	3,417,478
American International Group, Inc.(1)	42,074	2,274,100
Assurant, Inc.	1,304	100,604
Chubb, Ltd.	99,696	11,878,778
Cincinnati Financial Corp.	2,545	166,341
Hartford Financial Services Group, Inc.	14,520	669,081
Loews Corp.	9,803	375,063
MetLife, Inc.	160,162	7,037,518
XL Group PLC	121,431	4,468,661
		30,387,624
Insurance-Property/Casualty — 0.2%
Progressive Corp.	11,550	405,867
Travelers Cos., Inc.	10,797	1,260,118
		1,665,985
Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	90,679	12,865,537
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	830	87,856
Internet Security — 0.4%
Symantec Corp.	200,846	3,691,549
Investment Management/Advisor Services — 2.5%
Affiliated Managers Group, Inc.†	751	121,963
Ameriprise Financial, Inc.	47,046	4,422,795
BlackRock, Inc.	22,462	7,649,883
Franklin Resources, Inc.	13,667	533,696
Invesco, Ltd.	335,268	10,316,196
Legg Mason, Inc.	3,943	136,743
T. Rowe Price Group, Inc.	2,998	220,233
		23,401,509
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	56,115	4,295,042
Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.1%
Deere & Co.	10,965	$844,195
Machinery-Pumps — 0.0%
Flowserve Corp.	4,761	211,436
Xylem, Inc.	3,855	157,670
		369,106
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	493	296,318
Medtronic PLC	158,902	11,917,650
St. Jude Medical, Inc.	5,087	279,785
		12,493,753
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	23,700	2,775,981
Quest Diagnostics, Inc.	5,226	373,398
		3,149,379
Medical Products — 1.2%
Baxter International, Inc.	137,764	5,659,345
Henry Schein, Inc.†	930	160,546
Stryker Corp.	4,358	467,570
Varian Medical Systems, Inc.†	1,573	125,872
Zimmer Biomet Holdings, Inc.	50,348	5,368,607
		11,781,940
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	33,683	5,050,092
Gilead Sciences, Inc.	37,796	3,471,940
Vertex Pharmaceuticals, Inc.†	28,134	2,236,372
		10,758,404
Medical-Drugs — 6.6%
AbbVie, Inc.	61,040	3,486,605
Allergan PLC†	29,010	7,775,550
AstraZeneca PLC ADR	111,061	3,127,478
Baxalta, Inc.	9,720	392,688
Bristol-Myers Squibb Co.	102,748	6,563,542
Eli Lilly & Co.	13,539	974,943
Endo International PLC†	4,939	139,033
Johnson & Johnson	96,982	10,493,452
Mallinckrodt PLC†	4,097	251,064
Merck & Co., Inc.	274,441	14,520,673
Pfizer, Inc.	383,835	11,376,870
Roche Holding AG ADR	131,800	4,036,375
Zoetis, Inc.	5,860	259,774
		63,398,047
Medical-Generic Drugs — 0.3%
Mylan NV†	7,544	349,664
Perrigo Co. PLC	3,108	397,607
Teva Pharmaceutical Industries, Ltd. ADR	30,180	1,614,932
		2,362,203
Medical-HMO — 0.7%
Anthem, Inc.	27,817	3,866,285
Humana, Inc.	2,877	526,347
UnitedHealth Group, Inc.	14,963	1,928,731
		6,321,363

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	37,809	$2,950,992
Tenet Healthcare Corp.†	3,607	104,351
Universal Health Services, Inc., Class B	1,257	156,773
		3,212,116
Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	12,055	987,907
McKesson Corp.	24,407	3,838,001
		4,825,908
Metal-Aluminum — 0.1%
Alcoa, Inc.	48,129	461,076
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	45,823	473,810
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	37,276	1,913,377
Multimedia — 1.0%
Thomson Reuters Corp.	86,155	3,487,554
Time Warner, Inc.	72,223	5,239,779
Twenty-First Century Fox, Inc., Class A	19,259	536,941
Twenty-First Century Fox, Inc., Class B	7,418	209,188
Viacom, Inc., Class B	12,682	523,513
		9,996,975
Networking Products — 2.3%
Cisco Systems, Inc.	779,985	22,206,173
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,616	219,952
Waste Management, Inc.	7,130	420,670
		640,622
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,012	151,039
Xerox Corp.	34,852	388,948
		539,987
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	2,360	51,283
Helmerich & Payne, Inc.	3,954	232,179
Transocean, Ltd.	12,528	114,506
		397,968
Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	62,342	2,903,267
Apache Corp.	8,031	391,993
Cabot Oil & Gas Corp.	9,725	220,855
California Resources Corp.	1,545	1,591
Chesapeake Energy Corp.	18,940	78,033
Cimarex Energy Co.	1,215	118,183
Concho Resources, Inc.†	1,702	171,970
ConocoPhillips	45,250	1,822,217
Devon Energy Corp.	9,339	256,262
EOG Resources, Inc.	72,647	5,272,719
EQT Corp.	5,845	393,135
Hess Corp.	9,693	510,336
Newfield Exploration Co.†	2,828	94,031
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc.	15,697	$493,043
Occidental Petroleum Corp.	100,776	6,896,102
Pioneer Natural Resources Co.	24,422	3,437,152
Range Resources Corp.	6,208	201,015
Southwestern Energy Co.†	175,282	1,414,526
		24,676,430
Oil Companies-Integrated — 6.3%
Chevron Corp.	255,977	24,420,206
Exxon Mobil Corp.	202,147	16,897,468
Imperial Oil, Ltd.	138,230	4,618,133
Marathon Oil Corp.	355,051	3,955,268
Murphy Oil Corp.	5,919	149,100
Royal Dutch Shell PLC, Class B	107,087	2,614,661
TOTAL SA ADR	171,520	7,790,438
		60,445,274
Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	8,306	227,252
National Oilwell Varco, Inc.	13,756	427,812
		655,064
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	19,372	720,251
Phillips 66	17,183	1,487,876
Tesoro Corp.	2,445	210,294
Valero Energy Corp.	17,218	1,104,363
		3,522,784
Oil-Field Services — 2.2%
Baker Hughes, Inc.	16,027	702,463
Halliburton Co.	215,351	7,692,338
Schlumberger, Ltd.	167,393	12,345,234
		20,740,035
Paper & Related Products — 0.5%
International Paper Co.	107,019	4,392,060
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	24,453	1,679,677
Pipelines — 0.3%
Columbia Pipeline Group, Inc.	14,636	367,363
Kinder Morgan, Inc.	66,981	1,196,281
ONEOK, Inc.	7,686	229,504
Spectra Energy Corp.	24,580	752,148
Williams Cos., Inc.	15,740	252,942
		2,798,238
Publishing-Newspapers — 0.0%
News Corp., Class A	13,909	177,618
News Corp., Class B	3,946	52,284
		229,902
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	2,637	110,280
Boston Properties, Inc.	2,024	257,210
Federal Realty Investment Trust	867	135,296
General Growth Properties, Inc.	8,314	247,175
HCP, Inc.	17,040	555,163
Host Hotels & Resorts, Inc.	14,319	239,127

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Iron Mountain, Inc.	4,298	$145,745
Macerich Co.	2,459	194,851
Realty Income Corp.	2,567	160,463
Simon Property Group, Inc.	4,304	893,898
SL Green Realty Corp.	2,124	205,773
Ventas, Inc.	6,643	418,243
Vornado Realty Trust	3,309	312,469
Welltower, Inc.	5,200	360,568
Weyerhaeuser Co.	14,447	447,568
		4,683,829
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,965	122,203
Retail-Apparel/Shoe — 0.6%
Coach, Inc.	10,165	407,515
Gap, Inc.	8,283	243,520
PVH Corp.	48,386	4,793,117
Urban Outfitters, Inc.†	3,178	105,160
		5,549,312
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	24,160	3,873,814
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,708	126,409
CarMax, Inc.†	3,009	153,760
		280,169
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	5,988	297,244
Retail-Building Products — 0.2%
Lowe's Cos., Inc.	20,600	1,560,450
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	63,100	1,593,275
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,831	121,558
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	10,312	334,521
Retail-Discount — 0.8%
Costco Wholesale Corp.	9,015	1,420,584
Dollar General Corp.	5,005	428,428
Target Corp.	22,044	1,813,780
Wal-Mart Stores, Inc.	57,429	3,933,312
		7,596,104
Retail-Drug Store — 0.9%
CVS Health Corp.	69,253	7,183,614
Walgreens Boots Alliance, Inc.	13,583	1,144,232
		8,327,846
Retail-Jewelry — 0.5%
Signet Jewelers, Ltd.	35,900	4,452,677
Tiffany & Co.	4,083	299,611
		4,752,288
Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	54,174	3,099,295
Security Description	Shares	Value (Note 2)
Retail-Office Supplies — 0.0%
Staples, Inc.	23,637	$260,716
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	6,948	323,847
Macy's, Inc.	11,358	500,774
		824,621
Retail-Restaurants — 0.6%
Brinker International, Inc.	70,000	3,216,500
Darden Restaurants, Inc.	4,225	280,118
McDonald's Corp.	11,221	1,410,255
Yum! Brands, Inc.	7,181	587,765
		5,494,638
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,181	170,869
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	11,363	181,013
Security Services — 0.0%
ADT Corp.	2,421	99,890
Semiconductor Components-Integrated Circuits — 1.6%
Linear Technology Corp.	3,592	160,060
Maxim Integrated Products, Inc.	211,848	7,791,769
QUALCOMM, Inc.	145,687	7,450,433
		15,402,262
Semiconductor Equipment — 0.8%
Applied Materials, Inc.	246,000	5,210,280
KLA-Tencor Corp.	2,735	199,135
Lam Research Corp.	26,480	2,187,248
		7,596,663
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	21,355	2,924,354
Steel-Producers — 0.5%
Nucor Corp.	11,638	550,477
Steel Dynamics, Inc.	181,964	4,096,010
		4,646,487
Telecom Services — 0.0%
Level 3 Communications, Inc.†	6,242	329,890
Telephone-Integrated — 2.2%
AT&T, Inc.	280,809	10,999,288
CenturyLink, Inc.	19,907	636,228
Frontier Communications Corp.	42,760	239,028
Verizon Communications, Inc.	163,009	8,815,527
		20,690,071
Television — 0.7%
AMC Networks, Inc., Class A†	24,060	1,562,456
CBS Corp., Class B	98,038	5,400,914
TEGNA, Inc.	3,941	92,456
		7,055,826
Tobacco — 1.2%
British American Tobacco PLC ADR	49,042	5,733,500
Philip Morris International, Inc.	57,990	5,689,399
		11,422,899

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	35,460	$3,730,747
Toys — 0.0%
Mattel, Inc.	12,446	418,435
Transport-Rail — 1.1%
CSX Corp.	35,255	907,816
Kansas City Southern	3,971	339,322
Norfolk Southern Corp.	10,915	908,674
Union Pacific Corp.	105,599	8,400,400
		10,556,212
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	2,726	202,351
Expeditors International of Washington, Inc.	2,466	120,366
FedEx Corp.	32,182	5,236,655
Ryder System, Inc.	1,958	126,839
United Parcel Service, Inc., Class B	11,621	1,225,667
		6,911,878
Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	1,337	112,629
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	3,412	289,918
Water — 0.0%
American Water Works Co., Inc.	2,932	202,103
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	31,884	1,173,650
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,323	175,851
Total Common Stocks (cost $910,729,278)		946,403,440
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF	6,260	618,550
iShares S&P 500 Value ETF	39,086	3,515,395
Total Exchange-Traded Funds (cost $4,052,831)		4,133,945
Total Long-Term Investment Securities (cost $914,782,109)		950,537,385
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/2016 (cost $1,785,000)	$1,785,000	$1,785,000
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)	2,075,000	2,075,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	910,000	910,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,820,000	1,820,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,820,000	1,820,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	1,275,000	1,275,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	771,000	771,000
Total Repurchase Agreements (cost $8,671,000)		8,671,000
TOTAL INVESTMENTS (cost $925,238,109)(3)	100.5%	960,993,385
Liabilities in excess of other assets	(0.5)	(4,590,048)
NET ASSETS	100.0%	$956,403,337

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 8

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2016	$872,020	$886,200	$14,180

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley Capital Services, Inc.	CAD	5,390,715	USD	4,087,211	06/30/2016	$—	$(63,790)
	USD	236,231	CAD	310,210	06/30/2016	2,639	—
						2,639	(63,790)
UBS AG	EUR	5,954,195	USD	6,669,139	06/30/2016	—	(124,457)
Net Unrealized Appreciation (Depreciation)						$2,639	$(188,247)

CAD — Canadian Dollar

EUR — Euro Currency

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$946,403,440	$—	$—	$946,403,440
Exchange-Traded Funds	4,133,945	—	—	4,133,945
Short-Term Investment Securities	—	1,785,000	—	1,785,000
Repurchase Agreements	—	8,671,000	—	8,671,000
Total Investments at Value	$950,537,385	$10,456,000	$—	$960,993,385
Other Financial Instruments:+
Futures Contracts	$14,180	$—	$—	$14,180
Forward Foreign Currency Contracts	—	2,639	—	2,639
Total Other Financial Instruments	$14,180	$2,639	$—	$16,819
LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$188,247	$—	$188,247

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Enterprise Software/Service	3.2%
Commercial Services-Finance	3.1
Real Estate Investment Trusts	3.1
Applications Software	2.9
Medical-Drugs	2.8
E-Commerce/Services	2.6
Retail-Apparel/Shoe	2.5
Medical-Biomedical/Gene	2.4
Hotels/Motels	2.3
Retail-Restaurants	1.9
Beverages-Non-alcoholic	1.8
Airlines	1.7
Machinery-General Industrial	1.7
Medical Instruments	1.7
Retail-Auto Parts	1.7
Oil Companies-Exploration & Production	1.5
Computer Software	1.5
Commercial Services	1.4
Medical Products	1.4
Auto/Truck Parts & Equipment-Original	1.4
Medical Information Systems	1.4
Distribution/Wholesale	1.4
Electronic Components-Semiconductors	1.4
Data Processing/Management	1.3
Food-Misc./Diversified	1.2
Investment Management/Advisor Services	1.2
Coatings/Paint	1.1
Retail-Discount	1.0
Repurchase Agreements	1.0
Dental Supplies & Equipment	0.9
Semiconductor Components-Integrated Circuits	0.9
Transport-Truck	0.9
Consumer Products-Misc.	0.9
Finance-Investment Banker/Broker	0.9
Beverages-Wine/Spirits	0.8
X-Ray Equipment	0.8
Insurance Brokers	0.8
Semiconductor Equipment	0.8
Apparel Manufacturers	0.8
Building & Construction Products-Misc.	0.8
Chemicals-Specialty	0.8
Drug Delivery Systems	0.8
Consulting Services	0.7
Audio/Video Products	0.7
Aerospace/Defense	0.6
Hazardous Waste Disposal	0.6
Retail-Sporting Goods	0.6
Networking Products	0.6
Retail-Automobile	0.6
Entertainment Software	0.6
Finance-Other Services	0.6
Transport-Rail	0.6
Advertising Agencies	0.5
Retail-Jewelry	0.5
Computer Services	0.5
Electronic Connectors	0.5
Instruments-Controls	0.5
Vitamins & Nutrition Products	0.5
Medical-Generic Drugs	0.5
E-Services/Consulting	0.5
Machinery-Pumps	0.5%
Real Estate Management/Services	0.5
Finance-Leasing Companies	0.4
Internet Application Software	0.4
Exchange-Traded Funds	0.4
Medical-Wholesale Drug Distribution	0.4
Brewery	0.4
Food-Confectionery	0.4
Electronic Security Devices	0.4
Industrial Automated/Robotic	0.4
Building-Heavy Construction	0.4
Medical-HMO	0.4
Containers-Metal/Glass	0.4
Patient Monitoring Equipment	0.4
Diversified Manufacturing Operations	0.4
Transport-Services	0.4
Retail-Gardening Products	0.4
Banks-Commercial	0.4
Computers-Memory Devices	0.4
E-Commerce/Products	0.4
Building Products-Cement	0.4
Containers-Paper/Plastic	0.4
Internet Security	0.3
Finance-Mortgage Loan/Banker	0.3
Building-Residential/Commercial	0.3
Electronic Measurement Instruments	0.3
Diversified Financial Services	0.3
Human Resources	0.3
Finance-Credit Card	0.3
Diagnostic Kits	0.3
Auction Houses/Art Dealers	0.3
Chemicals-Diversified	0.3
Casino Hotels	0.3
Broadcast Services/Program	0.3
Food-Retail	0.3
Medical-Hospitals	0.3
Soap & Cleaning Preparation	0.3
Retail-Perfume & Cosmetics	0.3
Cruise Lines	0.3
Internet Content-Information/News	0.3
Auto-Heavy Duty Trucks	0.3
Computer Aided Design	0.3
Electric Products-Misc.	0.3
Tools-Hand Held	0.2
Textile-Home Furnishings	0.2
Physicians Practice Management	0.2
Wireless Equipment	0.2
Filtration/Separation Products	0.2
Gas-Distribution	0.2
Rental Auto/Equipment	0.2
Retail-Misc./Diversified	0.2
Instruments-Scientific	0.2
Home Decoration Products	0.2
Multimedia	0.2
Funeral Services & Related Items	0.2
Recreational Vehicles	0.2
Paper & Related Products	0.2
Agricultural Chemicals	0.2
Decision Support Software	0.2
Cable/Satellite TV	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Garden Products	0.2%
Auto-Cars/Light Trucks	0.2
Internet Content-Entertainment	0.2
Disposable Medical Products	0.2
Power Converter/Supply Equipment	0.2
Retail-Arts & Crafts	0.2
Toys	0.2
Internet Infrastructure Software	0.2
Building-Maintenance & Services	0.2
Home Furnishings	0.2
Industrial Gases	0.1
Retail-Mail Order	0.1
Dialysis Centers	0.1
Transactional Software	0.1
Food-Meat Products	0.1
Retail-Catalog Shopping	0.1
Aerospace/Defense-Equipment	0.1
Cellular Telecom	0.1
Insurance-Property/Casualty	0.1
Building Products-Wood	0.1
Food-Baking	0.1
Motorcycle/Motor Scooter	0.1
Computer Data Security	0.1
Retail-Regional Department Stores	0.1
Non-Hazardous Waste Disposal	0.1
Lighting Products & Systems	0.1
Retail-Drug Store	0.1
Radio	0.1
Food-Wholesale/Distribution	0.1
Retail-Bedding	0.1
Oil Refining & Marketing	0.1
Respiratory Products	0.1
Retail-Major Department Stores	0.1
Platinum	0.1
Electronic Design Automation	0.1
Steel Pipe & Tube	0.1
Food-Dairy Products	0.1
Appliances	0.1
Banks-Fiduciary	0.1
Footwear & Related Apparel	0.1
Quarrying	0.1
Shipbuilding	0.1
Silver Mining	0.1
Transport-Marine	0.1
Office Supplies & Forms	0.1
Theaters	0.1
Electronic Forms	0.1
Building Products-Air & Heating	0.1
Banks-Super Regional	0.1
Oil-Field Services	0.1
Therapeutics	0.1
Web Portals/ISP	0.1
Chemicals-Plastics	0.1
Telecommunication Equipment	0.1
Veterinary Diagnostics	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.0%
Advanced Materials — 0.0%
Hexcel Corp.	2,396	$104,729
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	21,970	504,212
Omnicom Group, Inc.	8,176	680,488
		1,184,700
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	350	1,645
Aerospace/Defense — 0.6%
Rockwell Collins, Inc.	6,488	598,259
Spirit AeroSystems Holdings, Inc., Class A†	3,250	147,420
TransDigm Group, Inc.†	3,024	666,308
		1,411,987
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.	2,640	121,757
Harris Corp.	2,215	172,460
		294,217
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	12,952	405,916
Airlines — 1.7%
Alaska Air Group, Inc.	7,922	649,762
Allegiant Travel Co.	900	160,254
Copa Holdings SA, Class A	2,100	142,275
JetBlue Airways Corp.†	2,906	61,375
Southwest Airlines Co.	30,722	1,376,345
Spirit Airlines, Inc.†	5,213	250,120
United Continental Holdings, Inc.†	18,700	1,119,382
		3,759,513
Apparel Manufacturers — 0.8%
Carter's, Inc.	1,305	137,521
Hanesbrands, Inc.	35,190	997,284
Michael Kors Holdings, Ltd.†	4,577	260,706
Ralph Lauren Corp.	81	7,797
Under Armour, Inc., Class A†	4,442	376,815
		1,780,123
Appliances — 0.1%
Whirlpool Corp.	947	170,782
Applications Software — 2.8%
Check Point Software Technologies, Ltd.†	1,600	139,952
Citrix Systems, Inc.†	3,985	313,141
Dropbox, Inc., Class A†(1)(2)(3)	3,515	35,888
Dropbox, Inc., Class B†(1)(2)(3)	844	8,617
Intuit, Inc.	12,455	1,295,445
NetSuite, Inc.†	6,092	417,241
PTC, Inc.†	2,859	94,804
Red Hat, Inc.†	11,259	838,908
ServiceNow, Inc.†	48,497	2,967,047
Tableau Software, Inc., Class A†	1,231	56,466
		6,167,509
Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	8,284	$315,952
Ritchie Bros. Auctioneers, Inc.	8,100	219,348
Sotheby's	3,800	101,574
		636,874
Audio/Video Products — 0.7%
Harman International Industries, Inc.	17,341	1,544,043
Auto-Cars/Light Trucks — 0.2%
Ferrari NV†	3,440	143,448
Tesla Motors, Inc.†	1,100	252,747
		396,195
Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	10,276	561,994
Auto/Truck Parts & Equipment-Original — 1.4%
Allison Transmission Holdings, Inc.	2,426	65,453
BorgWarner, Inc.	12,727	488,717
Delphi Automotive PLC	8,880	666,178
Lear Corp.	1,462	162,531
Mobileye NV†	34,458	1,284,939
Visteon Corp.	999	79,510
WABCO Holdings, Inc.†	2,957	316,162
		3,063,490
Banks-Commercial — 0.4%
BankUnited, Inc.	6,700	230,748
Signature Bank†	1,154	157,082
SVB Financial Group†	2,999	306,048
Webster Financial Corp.	4,100	147,190
		841,068
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,600	169,442
Banks-Super Regional — 0.1%
Fifth Third Bancorp	8,000	133,520
Beverages-Non-alcoholic — 1.8%
Coca-Cola Enterprises, Inc.	5,794	293,988
Dr Pepper Snapple Group, Inc.	6,668	596,252
Monster Beverage Corp.†	23,232	3,098,684
		3,988,924
Beverages-Wine/Spirits — 0.8%
Brown-Forman Corp., Class A	630	67,215
Brown-Forman Corp., Class B	6,359	626,171
Constellation Brands, Inc., Class A	7,569	1,143,600
		1,836,986
Brewery — 0.4%
Molson Coors Brewing Co., Class B	9,668	929,868
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	3,522	100,835
Discovery Communications, Inc., Class C†	11,005	297,135
MSG Networks, Inc., Class A†	1,528	26,419
Scripps Networks Interactive, Inc., Class A	2,272	148,816
Starz, Class A†	2,143	56,425
		629,630

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.8%
Armstrong World Industries, Inc.†	611	$29,554
Fortune Brands Home & Security, Inc.	28,965	1,623,199
GCP Applied Technologies, Inc.†	1,809	36,071
USG Corp.†	2,277	56,492
		1,745,316
Building & Construction-Misc. — 0.0%
TopBuild Corp.†	962	28,610
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	1,004	135,731
Building Products-Cement — 0.4%
Eagle Materials, Inc.	3,349	234,799
Martin Marietta Materials, Inc.	234	37,325
Vulcan Materials Co.	4,930	520,460
		792,584
Building Products-Wood — 0.1%
Masco Corp.	8,670	272,672
Building-Heavy Construction — 0.4%
SBA Communications Corp., Class A†	8,887	890,211
Building-Maintenance & Services — 0.2%
Rollins, Inc.	12,660	343,339
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,133	72,251
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	3,378	102,117
Lennar Corp., Class A	1,695	81,970
Lennar Corp., Class B	93	3,600
NVR, Inc.†	101	174,973
PulteGroup, Inc.	8,500	159,035
Toll Brothers, Inc.†	7,424	219,082
		740,777
Cable/Satellite TV — 0.2%
Cablevision Systems Corp., Class A	724	23,892
Charter Communications, Inc., Class A†	1,863	377,127
		401,019
Casino Hotels — 0.3%
MGM Resorts International†	14,274	306,034
Wynn Resorts, Ltd.	3,488	325,884
		631,918
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	7,200	275,760
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	6,570	430,335
Eastman Chemical Co.	920	66,452
FMC Corp.	2,403	97,009
Huntsman Corp.	3,230	42,959
		636,755
Chemicals-Plastics — 0.1%
PolyOne Corp.	3,900	117,975
Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.8%
Ashland, Inc.	3,458	$380,242
International Flavors & Fragrances, Inc.	2,010	228,678
NewMarket Corp.	610	241,718
Platform Specialty Products Corp.†	85,356	734,061
W.R. Grace & Co.†	1,809	128,765
		1,713,464
Coatings/Paint — 1.1%
Axalta Coating Systems, Ltd.†	2,507	73,204
RPM International, Inc.	11,913	563,842
Sherwin-Williams Co.	3,912	1,113,629
Valspar Corp.	6,320	676,367
		2,427,042
Commercial Services — 1.4%
Aramark	4,397	145,629
Cintas Corp.	2,214	198,839
CoStar Group, Inc.†	11,051	2,079,467
Live Nation Entertainment, Inc.†	3,621	80,784
Nielsen Holdings PLC	10,007	526,969
Quanta Services, Inc.†	800	18,048
ServiceMaster Global Holdings, Inc.†	2,553	96,197
		3,145,933
Commercial Services-Finance — 3.1%
Equifax, Inc.	6,859	783,915
FleetCor Technologies, Inc.†	2,282	339,448
Global Payments, Inc.	8,104	529,191
H&R Block, Inc.	5,512	145,627
McGraw Hill Financial, Inc.	20,933	2,071,948
Moody's Corp.	7,715	744,960
Morningstar, Inc.	473	41,752
Sabre Corp.	16,127	466,393
SEI Investments Co.	3,465	149,168
Square, Inc., Class A†	593	9,061
Total System Services, Inc.	4,109	195,506
TransUnion†	9,154	252,742
Vantiv, Inc., Class A†	12,565	677,002
Western Union Co.	12,843	247,742
WEX, Inc.†	2,559	213,318
		6,867,773
Computer Aided Design — 0.3%
ANSYS, Inc.†	2,021	180,799
Autodesk, Inc.†	6,506	379,365
		560,164
Computer Data Security — 0.1%
Fortinet, Inc.†	8,551	261,917
Computer Services — 0.5%
DST Systems, Inc.	682	76,909
EPAM Systems, Inc.†	1,800	134,406
Genpact, Ltd.†	9,555	259,801
IHS, Inc., Class A†	4,563	566,542
Leidos Holdings, Inc.	142	7,145
Teradata Corp.†	2,468	64,760
		1,109,563

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software — 1.4%
Akamai Technologies, Inc.†	22,729	$1,263,050
Rackspace Hosting, Inc.†	2,890	62,395
SS&C Technologies Holdings, Inc.	27,118	1,719,824
		3,045,269
Computers-Integrated Systems — 0.0%
VeriFone Systems, Inc.†	2,829	79,891
Computers-Memory Devices — 0.4%
NetApp, Inc.	2,178	59,437
Pure Storage, Inc., Class A†	55,762	763,382
		822,819
Computers-Other — 0.0%
3D Systems Corp.†	1,019	15,764
Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	2,341	70,885
Gartner, Inc.†	6,563	586,404
Verisk Analytics, Inc.†	11,804	943,376
		1,600,665
Consumer Products-Misc. — 0.9%
Clorox Co.	3,585	451,925
Jarden Corp.†	5,218	307,601
Samsonite International SA	353,190	1,183,773
Spectrum Brands Holdings, Inc.	627	68,519
		2,011,818
Containers-Metal/Glass — 0.4%
Ball Corp.	10,427	743,341
Crown Holdings, Inc.†	1,523	75,526
Owens-Illinois, Inc.†	251	4,006
Silgan Holdings, Inc.	1,007	53,542
		876,415
Containers-Paper/Plastic — 0.4%
Bemis Co., Inc.	262	13,567
Graphic Packaging Holding Co.	4,720	60,652
Packaging Corp. of America	2,433	146,953
Sealed Air Corp.	11,320	543,473
WestRock Co.	600	23,418
		788,063
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	2,067	57,525
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	7,102	392,670
Royal Caribbean Cruises, Ltd.	2,500	205,375
		598,045
Data Processing/Management — 1.3%
Broadridge Financial Solutions, Inc.	2,981	176,803
Dun & Bradstreet Corp.	264	27,213
Fidelity National Information Services, Inc.	10,837	686,090
First Data Corp., Class A†	3,405	44,061
Fiserv, Inc.†	11,889	1,219,574
Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
Jack Henry & Associates, Inc.	2,034	$172,015
Paychex, Inc.	10,686	577,151
		2,902,907
Decision Support Software — 0.2%
MSCI, Inc.	5,475	405,588
Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	18,009	1,309,074
DENTSPLY SIRONA, Inc.	11,164	688,038
Patterson Cos., Inc.	1,170	54,440
		2,051,552
Diagnostic Equipment — 0.0%
VWR Corp.†	384	10,391
Diagnostic Kits — 0.3%
Alere, Inc.†	1,358	68,729
IDEXX Laboratories, Inc.†	7,326	573,772
		642,501
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,362	320,084
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	1,845	373,926
Distribution/Wholesale — 1.4%
Fastenal Co.	32,781	1,606,269
Fossil Group, Inc.†	854	37,935
Genuine Parts Co.	3,516	349,350
HD Supply Holdings, Inc.†	4,239	140,184
Ingram Micro, Inc., Class A	215	7,721
LKQ Corp.†	7,565	241,550
Watsco, Inc.	646	87,042
WW Grainger, Inc.	2,368	552,762
		3,022,813
Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.	15,871	681,683
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,845	140,792
Carlisle Cos., Inc.	351	34,924
Colfax Corp.†	4,400	125,796
Ingersoll-Rand PLC	459	28,463
Parker-Hannifin Corp.	1,561	173,396
Textron, Inc.	10,065	366,970
		870,341
Diversified Operations — 0.0%
Leucadia National Corp.	1,094	17,690
Drug Delivery Systems — 0.8%
Catalent, Inc.†	12,000	320,040
DexCom, Inc.†	20,363	1,382,851
		1,702,891
E-Commerce/Products — 0.2%
The Honest Company, Inc.†(1)(2)(3)	1,850	84,915
Vipshop Holdings, Ltd. ADR†	12,400	159,712
Wayfair, Inc., Class A†	3,430	148,245
		392,872

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 1.9%
Ctrip.com International, Ltd. ADR†	5,800	$256,708
Expedia, Inc.	17,681	1,906,365
Groupon, Inc.†	11,236	44,832
IAC/InterActiveCorp	1,826	85,968
Liberty Ventures, Series A†	3,524	137,859
Match Group, Inc.†	8,550	94,563
MercadoLibre, Inc.	1,300	153,205
TripAdvisor, Inc.†	4,688	311,752
Zillow Group, Inc., Class A†	14,811	378,421
Zillow Group, Inc., Class C†	33,547	796,070
		4,165,743
E-Services/Consulting — 0.5%
CDW Corp.	25,217	1,046,505
Electric Products-Misc. — 0.3%
AMETEK, Inc.	11,006	550,080
Electric-Transmission — 0.0%
ITC Holdings Corp.	1,423	62,000
Electronic Components-Misc. — 0.0%
Gentex Corp.	3,657	57,378
Jabil Circuit, Inc.	894	17,228
		74,606
Electronic Components-Semiconductors — 1.4%
ARM Holdings PLC ADR	8,400	366,996
Cavium, Inc.†	4,700	287,452
IPG Photonics Corp.†	3,058	293,813
Microchip Technology, Inc.	10,387	500,653
Microsemi Corp.†	5,300	203,043
ON Semiconductor Corp.†	9,853	94,490
Qorvo, Inc.†	3,513	177,090
Skyworks Solutions, Inc.	10,053	783,129
Xilinx, Inc.	6,585	312,327
		3,018,993
Electronic Connectors — 0.5%
Amphenol Corp., Class A	18,983	1,097,597
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	7,278	171,615
Synopsys, Inc.†	281	13,612
		185,227
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	6,700	266,995
Fitbit, Inc., Class A†	704	10,666
FLIR Systems, Inc.	2,198	72,424
Keysight Technologies, Inc.†	6,534	181,253
National Instruments Corp.	614	18,487
Trimble Navigation, Ltd.†	6,442	159,762
		709,587
Electronic Security Devices — 0.4%
Allegion PLC	8,779	559,310
Tyco International PLC	9,153	336,007
		895,317
Security Description	Shares	Value (Note 2)
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	1,470	$36,132
SunEdison, Inc.†	6,233	3,367
TerraForm Power, Inc., Class A	64	554
		40,053
Engineering/R&D Services — 0.0%
AECOM†	492	15,149
Enterprise Software/Service — 3.2%
Atlassian Corp PLC, Class A†	19,437	488,841
Atlassian Corp. PLC, Class A FDR†(2)(3)(4)	6,717	160,486
CDK Global, Inc.	3,985	185,502
Guidewire Software, Inc.†	20,319	1,106,979
Inovalon Holdings, Inc., Class A†	629	11,649
Proofpoint, Inc.†	1,900	102,182
Qlik Technologies, Inc.†	4,500	130,140
Ultimate Software Group, Inc.†	4,813	931,315
Veeva Systems, Inc., Class A†	59,371	1,486,650
Workday, Inc., Class A†	32,337	2,484,775
		7,088,519
Entertainment Software — 0.5%
Activision Blizzard, Inc.	4,500	152,280
Electronic Arts, Inc.†	14,723	973,338
		1,125,618
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	2,700	156,033
Donaldson Co., Inc.	10,355	330,428
		486,461
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	885	16,567
Credit Acceptance Corp.†	210	38,126
		54,693
Finance-Consumer Loans — 0.0%
LendingClub Corp.†	1,659	13,770
Santander Consumer USA Holdings, Inc.†	122	1,280
SLM Corp.†	9,740	61,946
		76,996
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.†	3,041	669,020
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	9,900	242,451
Interactive Brokers Group, Inc., Class A	124	4,876
Lazard, Ltd., Class A	10,733	416,440
LPL Financial Holdings, Inc.	5,349	132,655
Raymond James Financial, Inc.	11,407	543,087
TD Ameritrade Holding Corp.	18,458	581,981
		1,921,490
Finance-Leasing Companies — 0.4%
AerCap Holdings NV†	25,778	999,155
Air Lease Corp.	133	4,272
		1,003,427

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Mortgage Loan/Banker — 0.3%
CoreLogic, Inc.†	9,905	$343,703
FNF Group	12,500	423,750
		767,453
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	8,575	560,205
Intercontinental Exchange, Inc.	2,885	678,379
		1,238,584
Food-Baking — 0.1%
Flowers Foods, Inc.	14,306	264,089
Food-Confectionery — 0.4%
Hershey Co.	8,222	757,164
J.M. Smucker Co.	1,200	155,808
		912,972
Food-Dairy Products — 0.1%
WhiteWave Foods Co.†	4,354	176,947
Food-Meat Products — 0.1%
Hormel Foods Corp.	6,654	287,719
Tyson Foods, Inc., Class A	373	24,864
		312,583
Food-Misc./Diversified — 1.2%
Blue Buffalo Pet Products, Inc.†	7,828	200,866
Campbell Soup Co.	2,549	162,601
ConAgra Foods, Inc.	1,443	64,387
Hain Celestial Group, Inc.†	7,850	321,144
Ingredion, Inc.	217	23,173
Kellogg Co.	5,590	427,914
McCormick & Co., Inc.	7,377	733,864
Nomad Foods, Ltd.†	81,507	734,378
		2,668,327
Food-Retail — 0.3%
Sprouts Farmers Market, Inc.†	9,013	261,737
Whole Foods Market, Inc.	11,761	365,885
		627,622
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,607	215,285
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	3,051	92,903
Wolverine World Wide, Inc.	4,100	75,522
		168,425
Funeral Services & Related Items — 0.2%
Service Corp. International	17,425	430,049
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,574	28,726
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	1,005	73,134
Toro Co.	3,784	325,878
		399,012
Gas-Distribution — 0.2%
Atmos Energy Corp.	3,600	267,336
NiSource, Inc.	9,200	216,752
		484,088
Security Description	Shares	Value (Note 2)
Gold Mining — 0.0%
Royal Gold, Inc.	84	$4,308
Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	985	48,600
Stericycle, Inc.†	10,723	1,353,135
		1,401,735
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	10,567	468,012
Home Furnishings — 0.2%
Leggett & Platt, Inc.	3,426	165,818
Tempur Sealy International, Inc.†	2,817	171,246
		337,064
Hotels/Motels — 2.3%
Choice Hotels International, Inc.	5,380	290,789
Diamond Resorts International, Inc.†	53,154	1,291,642
Extended Stay America, Inc.	10,584	172,519
Hilton Worldwide Holdings, Inc.	48,064	1,082,401
Marriott International, Inc., Class A	10,467	745,041
Starwood Hotels & Resorts Worldwide, Inc.	4,249	354,494
Wyndham Worldwide Corp.	16,410	1,254,217
		5,191,103
Housewares — 0.0%
Tupperware Brands Corp.	1,171	67,895
Human Resources — 0.3%
ManpowerGroup, Inc.	3,300	268,686
Robert Half International, Inc.	6,658	310,130
Team Health Holdings, Inc.†	2,300	96,163
		674,979
Independent Power Producers — 0.0%
Calpine Corp.†	1,073	16,277
Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	2,217	26,515
Industrial Automated/Robotic — 0.4%
Cognex Corp.	5,966	232,376
Nordson Corp.	3,713	282,336
Rockwell Automation, Inc.	3,345	380,494
		895,206
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,900	273,695
Airgas, Inc.	379	53,682
		327,377
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,794	618,499
Sensata Technologies Holding NV†	11,500	446,660
		1,065,159
Instruments-Scientific — 0.2%
FEI Co.	2,000	178,020
PerkinElmer, Inc.	435	21,515
Waters Corp.†	2,056	271,228
		470,763

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers — 0.8%
Aon PLC	12,809	$1,337,900
Arthur J. Gallagher & Co.	2,317	103,060
Erie Indemnity Co., Class A	602	55,980
Willis Towers Watson PLC	2,706	321,094
		1,818,034
Insurance-Property/Casualty — 0.1%
AmTrust Financial Services, Inc.	104	2,692
Markel Corp.†	34	30,313
Progressive Corp.	6,900	242,466
		275,471
Internet Application Software — 0.4%
Splunk, Inc.†	6,315	308,993
Zendesk, Inc.†	31,554	660,425
		969,418
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	5,257	47,050
Twitter, Inc.†	20,758	343,545
		390,595
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	4,920	562,602
Yelp, Inc.†	1,615	32,106
		594,708
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	3,288	348,035
Internet Security — 0.3%
FireEye, Inc.†	3,430	61,706
VeriSign, Inc.†	7,972	705,841
		767,547
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	1,360	220,864
Ameriprise Financial, Inc.	3,757	353,196
Artisan Partners Asset Management, Inc., Class A	881	27,170
Eaton Vance Corp.	2,929	98,180
Federated Investors, Inc., Class B	2,330	67,221
Financial Engines, Inc.	3,600	113,148
Invesco, Ltd.	30,914	951,224
Legg Mason, Inc.	794	27,536
NorthStar Asset Management Group, Inc.	4,821	54,718
T. Rowe Price Group, Inc.	6,481	476,094
Waddell & Reed Financial, Inc., Class A	1,965	46,256
WisdomTree Investments, Inc.	9,900	113,157
		2,548,764
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,079	235,373
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,730	101,326
Machinery-Electrical — 0.0%
Babcock & Wilcox Enterprises, Inc.†	264	5,650
Regal Beloit Corp.	57	3,596
		9,246
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 1.7%
BWX Technologies, Inc.	529	$17,753
IDEX Corp.	4,616	382,574
Middleby Corp.†	16,701	1,783,166
Roper Technologies, Inc.	3,256	595,099
Wabtec Corp.	6,701	531,322
Zebra Technologies Corp., Class A†	6,385	440,565
		3,750,479
Machinery-Pumps — 0.5%
Flowserve Corp.	6,557	291,196
Graco, Inc.	6,157	516,942
Xylem, Inc.	5,500	224,950
		1,033,088
Medical Information Systems — 1.4%
Allscripts Healthcare Solutions, Inc.†	1,398	18,467
athenahealth, Inc.†	8,687	1,205,582
Cerner Corp.†	30,816	1,632,015
IMS Health Holdings, Inc.†	3,323	88,226
Medidata Solutions, Inc.†	2,700	104,517
		3,048,807
Medical Instruments — 1.7%
Bio-Techne Corp.	381	36,012
Boston Scientific Corp.†	2,600	48,906
Bruker Corp.	9,260	259,280
Edwards Lifesciences Corp.†	5,350	471,924
Intuitive Surgical, Inc.†	4,429	2,662,050
St. Jude Medical, Inc.	3,944	216,920
		3,695,092
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	825	96,632
Medical Products — 1.4%
Becton Dickinson and Co.	7,898	1,199,074
Cooper Cos., Inc.	2,717	418,337
Henry Schein, Inc.†	4,078	703,985
Hill-Rom Holdings, Inc.	1,294	65,088
Teleflex, Inc.	1,900	298,319
Varian Medical Systems, Inc.†	2,480	198,450
West Pharmaceutical Services, Inc.	2,400	166,368
Zimmer Biomet Holdings, Inc.	260	27,724
		3,077,345
Medical-Biomedical/Gene — 2.4%
Alnylam Pharmaceuticals, Inc.†	7,182	450,814
BioMarin Pharmaceutical, Inc.†	8,592	708,668
Bluebird Bio, Inc.†	2,089	88,783
Charles River Laboratories International, Inc.†	1,177	89,381
Illumina, Inc.†	2,986	484,060
Incyte Corp.†	20,494	1,485,200
Intercept Pharmaceuticals, Inc.†	1,095	140,675
Intrexon Corp.†	1,151	39,007
Ionis Pharmaceuticals, Inc.†	9,350	378,675
Juno Therapeutics, Inc.†	295	11,237

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Medivation, Inc.†	3,910	$179,782
Puma Biotechnology, Inc.†	1,621	47,609
Regeneron Pharmaceuticals, Inc.†	1,567	564,810
Seattle Genetics, Inc.†	6,218	218,190
Ultragenyx Pharmaceutical, Inc.†	1,000	63,310
United Therapeutics Corp.†	2,149	239,463
Vertex Pharmaceuticals, Inc.†	1,858	147,692
		5,337,356
Medical-Drugs — 2.8%
ACADIA Pharmaceuticals, Inc.†	8,600	240,456
Akorn, Inc.†	5,847	137,580
Alkermes PLC†	7,461	255,091
Allergan PLC†	4,576	1,226,505
Clovis Oncology, Inc.†	1,000	19,200
Eisai Co., Ltd.	12,100	727,860
Endo International PLC†	6,231	175,403
Horizon Pharma PLC†	3,200	53,024
Ironwood Pharmaceuticals, Inc.†	5,000	54,700
Jazz Pharmaceuticals PLC†	2,818	367,890
Mallinckrodt PLC†	3,045	186,598
Ono Pharmaceutical Co., Ltd.	24,400	1,033,062
OPKO Health, Inc.†	7,499	77,915
Pacira Pharmaceuticals, Inc.†	1,600	84,768
Quintiles Transnational Holdings, Inc.†	4,464	290,606
Zoetis, Inc.	26,534	1,176,252
		6,106,910
Medical-Generic Drugs — 0.5%
Mylan NV†	20,755	961,994
Perrigo Co. PLC	671	85,841
		1,047,835
Medical-HMO — 0.4%
Centene Corp.†	6,652	409,559
Humana, Inc.	1,500	274,425
WellCare Health Plans, Inc.†	2,100	194,775
		878,759
Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	5,684	313,245
LifePoint Health, Inc.†	106	7,341
Tenet Healthcare Corp.†	2,466	71,341
Universal Health Services, Inc., Class B	1,709	213,147
		605,074
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	10,532	911,545
Premier, Inc., Class A†	934	31,158
		942,703
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	286	22,425
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	2,360	51,566
Security Description	Shares	Value (Note 2)
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	5,103	$261,937
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	305	11,666
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,887	285,937
Markit, Ltd.†	4,700	166,145
		452,082
Networking Products — 0.6%
Arista Networks, Inc.†	9,284	585,820
Palo Alto Networks, Inc.†	4,403	718,306
		1,304,126
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	2,845	47,967
Waste Connections, Inc.	3,200	206,688
		254,655
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,939	41,766
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,103	151,647
Oil Companies-Exploration & Production — 1.5%
Cabot Oil & Gas Corp.	15,487	351,710
Cimarex Energy Co.	1,200	116,724
Concho Resources, Inc.†	5,607	566,531
Continental Resources, Inc.†	700	21,252
Diamondback Energy, Inc.†	7,591	585,874
Energen Corp.	7,715	282,292
EQT Corp.	1,800	121,068
Memorial Resource Development Corp.†	2,229	22,691
Newfield Exploration Co.†	11,200	372,400
Pioneer Natural Resources Co.	5,618	790,677
Range Resources Corp.	4,776	154,647
		3,385,866
Oil Field Machinery & Equipment — 0.0%
FMC Technologies, Inc.†	3,738	102,272
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	132	3,445
HollyFrontier Corp.	721	25,466
Murphy USA, Inc.†	66	4,056
Tesoro Corp.	1,990	171,160
		204,127
Oil-Field Services — 0.1%
Oceaneering International, Inc.	3,328	110,623
RPC, Inc.	177	2,510
Targa Resources Corp.	679	20,275
		133,408
Paper & Related Products — 0.2%
International Paper Co.	9,945	408,143
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	26,321	872,804

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	11,816	$241,046
MEDNAX, Inc.†	4,040	261,065
		502,111
Pipelines — 0.0%
ONEOK, Inc.	2,336	69,753
Platinum — 0.1%
Stillwater Mining Co.†	17,400	185,310
Poultry — 0.0%
Pilgrim's Pride Corp.	171	4,343
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	5,400	201,096
Hubbell, Inc.	1,589	168,323
SunPower Corp.†	101	2,256
		371,675
Precious Metals — 0.0%
Tahoe Resources, Inc.	509	5,105
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	2,723	44,657
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	509	84,677
Quarrying — 0.1%
Compass Minerals International, Inc.	2,335	165,458
Radio — 0.1%
Sirius XM Holdings, Inc.†	57,171	225,825
Real Estate Investment Trusts — 3.1%
American Campus Communities, Inc.	3,800	178,942
Boston Properties, Inc.	3,482	442,493
Columbia Property Trust, Inc.	379	8,334
Crown Castle International Corp.	16,500	1,427,250
Digital Realty Trust, Inc.	2,105	186,271
Empire State Realty Trust, Inc., Class A	1,304	22,859
Equinix, Inc.	7,442	2,461,144
Equity LifeStyle Properties, Inc.	2,094	152,297
Extra Space Storage, Inc.	3,023	282,530
Federal Realty Investment Trust	3,106	484,691
Four Corners Property Trust, Inc.	282	5,062
Gaming and Leisure Properties, Inc.	296	9,152
Healthcare Trust of America, Inc., Class A	304	8,944
Iron Mountain, Inc.	7,052	239,133
Lamar Advertising Co. Class A	2,012	123,738
Omega Healthcare Investors, Inc.	1,234	43,560
Post Properties, Inc.	456	27,241
Tanger Factory Outlet Centers, Inc.	2,382	86,681
Taubman Centers, Inc.	2,569	182,990
Welltower, Inc.	3,932	272,645
Weyerhaeuser Co.	3,970	122,991
		6,768,948
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	7,113	204,997
Jones Lang LaSalle, Inc.	3,011	353,251
Realogy Holdings Corp.†	1,326	47,882
Security Description	Shares	Value (Note 2)
Real Estate Management/Services (continued)
WeWork Cos., Inc., Class A†(1)(2)(3)	2,244	$84,473
		690,603
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	397	42,038
Recreational Vehicles — 0.2%
Brunswick Corp.	1,698	81,470
Polaris Industries, Inc.	3,452	339,953
		421,423
Rental Auto/Equipment — 0.2%
Aaron's, Inc.	238	5,974
Avis Budget Group, Inc.†	6,287	172,012
Hertz Global Holdings, Inc.†	14,396	151,590
United Rentals, Inc.†	2,411	149,940
		479,516
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,788	99,216
Respiratory Products — 0.1%
ResMed, Inc.	3,504	202,601
Retail-Apparel/Shoe — 2.5%
Burlington Stores, Inc.†	6,400	359,936
Coach, Inc.	6,760	271,008
DSW, Inc., Class A	107	2,958
Foot Locker, Inc.	3,007	193,952
Gap, Inc.	5,926	174,224
Kate Spade & Co.†	56,369	1,438,537
L Brands, Inc.	12,954	1,137,491
lululemon athletica, Inc.†	4,573	309,638
PVH Corp.	3,700	366,522
Ross Stores, Inc.	22,191	1,284,859
Urban Outfitters, Inc.†	2,183	72,235
		5,611,360
Retail-Arts & Crafts — 0.2%
Michaels Cos., Inc.†	13,058	365,232
Retail-Auto Parts — 1.7%
Advance Auto Parts, Inc.	6,244	1,001,163
AutoZone, Inc.†	1,650	1,314,538
O'Reilly Automotive, Inc.†	4,910	1,343,671
		3,659,372
Retail-Automobile — 0.6%
AutoNation, Inc.†	1,811	84,538
CarMax, Inc.†	16,903	863,743
Copart, Inc.†	8,211	334,762
Penske Automotive Group, Inc.	395	14,971
		1,298,014
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,260	211,466
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	10,873	274,543
MSC Industrial Direct Co., Inc., Class A	362	27,624
		302,167

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 1.0%
Dollar General Corp.	16,853	$1,442,617
Dollar Tree, Inc.†	9,748	803,820
		2,246,437
Retail-Drug Store — 0.1%
Rite Aid Corp.†	28,708	233,970
Retail-Gardening Products — 0.4%
Tractor Supply Co.	9,392	849,600
Retail-Home Furnishings — 0.0%
Restoration Hardware Holdings, Inc.†	1,800	75,420
Retail-Jewelry — 0.5%
Signet Jewelers, Ltd.	5,196	644,460
Tiffany & Co.	6,618	485,629
		1,130,089
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,977	327,181
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	3,489	199,606
Sears Holdings Corp.†	32	490
		200,096
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,575	60,307
Five Below, Inc.†	4,000	165,360
PriceSmart, Inc.	1,400	118,412
Sally Beauty Holdings, Inc.†	3,921	126,962
		471,041
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	2,408	17,097
Retail-Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	3,096	599,819
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	323	15,691
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	69	5,859
Macy's, Inc.	5,651	249,152
		255,011
Retail-Restaurants — 1.9%
Bloomin' Brands, Inc.	6,100	102,907
Brinker International, Inc.	5,219	239,813
Chipotle Mexican Grill, Inc.†	1,420	668,777
Darden Restaurants, Inc.	622	41,239
Domino's Pizza, Inc.	1,371	180,780
Dunkin' Brands Group, Inc.	2,393	112,878
Jack in the Box, Inc.	8,931	570,423
Panera Bread Co., Class A†	10,318	2,113,436
Papa John's International, Inc.	2,700	146,313
Restaurant Brands International LP	20	775
		4,177,341
Security Description	Shares	Value (Note 2)
Retail-Sporting Goods — 0.6%
Cabela's, Inc.†	118	$5,745
Dick's Sporting Goods, Inc.	27,616	1,291,048
Vista Outdoor, Inc.†	206	10,694
		1,307,487
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	2,153	68,358
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	988	15,689
Satellite Telecom — 0.0%
DigitalGlobe, Inc.†	4,700	81,310
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	7,135	422,321
Atmel Corp.	10,380	84,286
Integrated Device Technology, Inc.†	6,100	124,684
Linear Technology Corp.	13,056	581,775
Maxim Integrated Products, Inc.	2,435	89,559
NXP Semiconductors NV†	9,177	743,979
		2,046,604
Semiconductor Equipment — 0.8%
Applied Materials, Inc.	60,154	1,274,062
KLA-Tencor Corp.	3,977	289,565
Lam Research Corp.	2,811	232,189
		1,795,816
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,208	165,424
Silver Mining — 0.1%
Silver Wheaton Corp.	9,400	155,852
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,553	604,056
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,429	176,967
Steel-Producers — 0.0%
Carpenter Technology Corp.	2,100	71,883
Steel Dynamics, Inc.	665	14,969
		86,852
Telecom Services — 0.0%
Level 3 Communications, Inc.†	855	45,187
Telecommunication Equipment — 0.1%
ARRIS International PLC†	1,733	39,721
CommScope Holding Co., Inc.†	1,158	32,331
Juniper Networks, Inc.	1,737	44,311
		116,363
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc.†	3,087	74,829
Television — 0.0%
AMC Networks, Inc., Class A†	1,488	96,631
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	2,777	530,129
Theaters — 0.1%
Cinemark Holdings, Inc.	2,880	103,190
Regal Entertainment Group, Class A	2,057	43,485
		146,675

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	1,342	$54,485
Neurocrine Biosciences, Inc.†	1,800	71,190
		125,675
Tools-Hand Held — 0.2%
Snap-on, Inc.	3,144	493,577
Stanley Black & Decker, Inc.	350	36,823
		530,400
Toys — 0.2%
Hasbro, Inc.	2,247	179,985
Mattel, Inc.	5,400	181,548
		361,533
Transactional Software — 0.1%
Black Knight Financial Services, Inc., Class A†	10,150	314,955
Transport-Equipment & Leasing — 0.0%
AMERCO	85	30,371
Transport-Marine — 0.1%
Kirby Corp.†	2,500	150,725
Teekay Corp.	448	3,880
		154,605
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	4,214	264,218
Kansas City Southern	11,230	959,603
		1,223,821
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,826	432,464
Expeditors International of Washington, Inc.	8,557	417,667
		850,131
Transport-Truck — 0.9%
J.B. Hunt Transport Services, Inc.	5,687	479,073
Landstar System, Inc.	18,656	1,205,364
Old Dominion Freight Line, Inc.†	4,835	336,613
		2,021,050
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,927	111,169
Vitamins & Nutrition Products — 0.5%
Herbalife, Ltd.†	1,554	95,664
Mead Johnson Nutrition Co.	11,236	954,723
		1,050,387
Web Hosting/Design — 0.0%
GoDaddy, Inc., Class A†	585	18,913
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	6,510	492,807
X-Ray Equipment — 0.8%
Hologic, Inc.†	52,793	1,821,358
Total Common Stocks (cost $188,018,471)		214,771,232
Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Advertising Services — 0.0%
Nanigans, Inc. Series B†(1)(2)(3)	6,300	$68,786
Applications Software — 0.1%
Dropbox, Inc. Series A†(1)(2)(3)	1,047	10,690
Dropbox, Inc. Series A-1†(1)(2)(3)	5,146	52,541
Dropbox, Inc., Series C†(1)(2)(3)	3,310	67,458
Magic Leap, Inc. Series C†(1)(2)(3)	4,974	114,566
Tanium, Inc. Series G†(1)(2)(3)	32,619	155,266
		400,521
Computer Software — 0.1%
Zuora, Inc. Series F†(1)(2)(3)	35,671	125,919
E-Commerce/Products — 0.2%
Flipkart Online Services Pvt., Ltd. Series G†(1)(2)(3)	721	77,901
One Kings Lane, Inc. Series E†(1)(2)(3)	11,800	128,030
The Honest Company, Inc.†(1)(2)(3)	4,317	198,150
		404,081
E-Commerce/Services — 0.7%
Airbnb, Inc. Series D†(1)(2)(3)	2,091	190,915
Airbnb, Inc., Series E†(1)(2)(3)	2,711	247,522
Uber Technologies, Inc. Series E†(1)(2)(3)	25,472	1,205,056
		1,643,493
Electronic Forms — 0.1%
Docusign, Inc. Series B†(1)(2)(3)	358	5,832
Docusign, Inc., Series B-1†(1)(2)(3)	107	1,743
Docusign, Inc., Series D†(1)(2)(3)	257	4,187
Docusign, Inc., Series E†(1)(2)(3)	6,656	108,426
Docusign, Inc., Series F†(1)(2)(3)	1,498	24,402
		144,590
Entertainment Software — 0.1%
DraftKings, Inc. Series D†(1)(2)(3)	23,516	73,605
DraftKings, Inc. Series D-1†(1)(2)(3)	20,325	82,316
		155,921
Real Estate Management/Services — 0.2%
WeWork Companies, Inc. Series D-1†(1)(2)(3)	3,588	135,067
WeWork Companies, Inc. Series D-2†(1)(2)(3)	2,819	106,119
WeWork Companies, Inc. Series E†(1)(2)(3)	2,120	79,806
		320,992
Web Portals/ISP — 0.1%
Pinterest, Inc. Series G†(1)(2)(3)	19,490	125,321
Total Convertible Preferred Securities (cost $2,442,085)		3,389,624
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Midcap Growth Index Fund (cost $3,323,691)	10,508	968,417
Total Long-Term Investment Securities (cost $193,784,247)		219,129,273

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund 0.24%(6)	32,812	$32,812
T. Rowe Price Reserve Investment Fund 0.33%(6)	1,020	1,020
Total Short-Term Investment Securities (cost $33,832)		33,832
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$490,000	490,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	215,000	215,000
BNP Paribas SA Joint Repurchase Agreement(5)	430,000	430,000
Deutsche Bank AG Joint Repurchase Agreement(5)	430,000	430,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	300,000	300,000
State Street Bank and Trust Co. Joint Repurchase Agreement(5)	337,000	337,000
Total Repurchase Agreements (cost $2,202,000)		2,202,000
TOTAL INVESTMENTS (cost $196,020,079)(7)	99.9%	221,365,105
Other assets less liabilities	0.1	115,934
NET ASSETS	100.0%	$221,481,039

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid Security. At March 31,2016, the aggregate value of these securities was $3,764,003 representing 1.7% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Mid Cap Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Atlassian Corp. PLC, Class A FDR	04/09/2014	6,717	$107,472	$160,486	$23.89	0.07%
Dropbox, Inc. Class A	11/07/2014	3,515	67,141	35,888	10.21	0.02
Dropbox, Inc. Class B	05/01/2012	844	7,637	8,617	10.21	0.00
The Honest Company, Inc.	08/20/2014	1,850	50,056	84,915	45.90	0.04
WeWork Cos., Inc. Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	84,473	37.64	0.04
Convertible Preferred Securities
Airbnb, Inc. Series D	04/16/2014	2,091	85,131	190,915	91.30	0.09
Airbnb, Inc. Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	247,522	91.30	0.11
Docusign, Inc. Series B	02/28/2014	358	4,701	5,832	16.29	0.00
Docusign, Inc. Series B-1	02/28/2014	107	1,405	1,743	16.29	0.00
Docusign, Inc. Series D	02/28/2014	257	3,375	4,187	16.29	0.00
Docusign, Inc. Series E	02/28/2014	6,656	87,409	108,426	16.29	0.05
Docusign, Inc. Series F	04/30/2015	1,498	28,601	24,402	16.29	0.01
DraftKings, Inc. Series D	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	73,605	3.13	0.03
DraftKings, Inc. Series D-1	08/11/2015	20,325	155,799	82,316	4.05	0.04
Dropbox, Inc. Series A	05/01/2012	1,047	9,474	10,690	10.21	0.00
Dropbox, Inc. Series A-1	05/01/2012	5,146	46,567	52,541	10.21	0.02
Dropbox, Inc. Series C	01/28/2014	3,310	63,225	67,458	20.38	0.03
Flipkart Online Services Pvt., Ltd. Series G	12/17/2014	721	86,347	77,901	108.05	0.04
The Honest Company, Inc.	08/20/2014	4,317	116,806	198,150	45.90	0.09
Magic Leap, Inc. Series C	12/28/2015	4,974	114,566	114,566	23.03	0.05
Nanigans, Inc. Series B	03/16/2015	6,300	68,787	68,786	10.92	0.03
One Kings Lane, Inc. Series E	01/28/2014	11,800	181,921	128,030	10.85	0.06
Pinterest, Inc. Series G	03/19/2015	19,490	139,921	125,321	6.43	0.06

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Tanium, Inc. Series G	08/26/2015	32,619	$161,930	$155,266	$4.76	0.07%
Uber Technologies, Inc. Series E	06/05/2014	25,472	395,148	1,205,056	47.31	0.54
WeWork Cos., Inc. Series D-1	12/09/2014	3,588	59,744	135,067	37.64	0.06
WeWork Cos., Inc. Series D-2	12/09/2014	2,819	46,940	106,119	37.64	0.05
WeWork Cos., Inc. Series E	06/23/2015	2,120	69,726	79,806	37.64	0.04
Zuora, Inc. Series F	01/15/2015	35,671	135,525	125,919	3.53	0.06
				$3,764,003		1.70%

(4)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  The rate shown is the 7-day yield as of March 31, 2016.

(7)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FDR — Federal Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	June 2016	$558,827	$576,480	$17,653

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$6,123,004	$—	$44,505	$6,167,509
E-Commerce/Products	307,957	—	84,915	392,872
Enterprise Software/Service	6,928,033	160,486	—	7,088,519
Real Estate Management/Services	606,130	—	84,473	690,603
Other Industries	200,431,729	—	—	200,431,729
Convertible Preferred Securities	—	—	3,389,624	3,389,624
Exchange-Traded Funds	968,417	—	—	968,417
Short-Term Investment Securities	33,832	—	—	33,832
Repurchase Agreements	—	2,202,000	—	2,202,000
Total Investments at Value	$215,399,102	$2,362,486	$3,603,517	$221,365,105
Other Financial Instruments:+
Futures Contracts	$17,653	$—	$—	$17,653

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $3,626,378 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of March 31, 2015	$212,663	$2,216,627	$59,318
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	82,188	684,302	—
Change in unrealized depreciation(1)	(49,424)	(305,395)	(9,366)
Net purchases	25,986	909,660	—
Net sales	(57,520)	(115,570)	(49,952)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2016	$213,893	$3,389,624	$—

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2016 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$43,550	$380,995	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at March 31, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$84,915	Market Approach	Enterprise Value/Revenue Multiple*	3.9x
			Discount for Lack of Marketability	10.00%
	$84,473	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%
	$44,505	Market Approach with	Enterprise Value/Revenue Multiple*	4.7x - 11.0x (6.833x)
		Option Pricing Method ("OPM")	Estimated 2017 Revenue Multiple*	8.0x
		and Income Approach	Discount for Lack of Marketability	10% - 27.50% (15.833%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	41.5%
			Term to liquidity event in years	3.0
			Risk-free rate	0.91%
Convertible Preferred Securities	$183,352	Market Approach	Market Transaction Price*	$10.91850 - $23.033 ($16.97575)
	$1,526,048	Market Approach	Market Transaction Price*	$48.7722 - $50.1923 ($49.4823)
			Discount for Lack of Marketability	6% - 25% (15.5%)
	$593,980	Market Approach	Enterprise Value/Revenue Multiple*	3.9x - 6.7x (6.1625x)
			Discount for Lack of Marketability	10.00%
	$155,921	Market Approach	Next Twelve Months Revenue Mutliple*	2.63x
			Discount for Lack of Marketability	36.9%
	$155,266	Market Approach	Transaction Price*	$4.9600
			Enterprise Value/Revenue Multiple*	8.3x
			Discount for Lack of Marketability	10.0%
	$77,901	Market Approach and	Enterprise Value/Revenue Multiple*	3.1x - 2.4x (2.75x)
		Income Approach	Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Description	Value at March 31, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
	$438,437	Market Approach and	Transaction Price*	$93.0944
		Income Approach	Expected 2016 Revenue Multiple*	15.9x
			Projected 2017 Revenue Multiple*	17.6x
			Discount for Lack of Marketability	6% - 10% (7.33%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.5%
	$128,030	Market Approach with	Last Twelve Months Revenue Mutliple*	0.8x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	0.7
			Risk-free rate	0.0759%
	$67,458	Market Approach with	Transaction Price*	$19.1012
		Option Pricing Method ("OPM")	Enterprise Value/Revenue Multiple*	4.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	41.5%
			Term to liquidity event in years	3.0
			Risk-free rate	0.91%
	$63,231	Market Approach with	Enterprise Value/Revenue Multiple*	4.7x - 11.0x (6.833x)
		Option Pricing Method ("OPM")	Estimated 2017 Revenue Multiple*	8.0x
		and Income Approach	Discount for Lack of Marketability	10% - 27.50% (15.833%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	41.5%
			Term to liquidity event in years	3.0
			Risk-free rate	0.91%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	11.1%
Electric-Integrated	8.3
Oil Companies-Exploration & Production	5.0
Banks-Commercial	3.0
Banks-Super Regional	2.6
Diversified Manufacturing Operations	2.2
Food-Misc./Diversified	2.0
Insurance-Reinsurance	1.9
Gas-Distribution	1.8
Insurance-Multi-line	1.8
Medical Products	1.7
Registered Investment Companies	1.6
Insurance-Property/Casualty	1.5
Banks-Fiduciary	1.5
Insurance-Life/Health	1.4
Finance-Consumer Loans	1.3
Semiconductor Components-Integrated Circuits	1.3
Medical-Generic Drugs	1.2
Data Processing/Management	1.2
Building & Construction Products-Misc.	1.1
Retail-Apparel/Shoe	1.1
Repurchase Agreements	1.1
Chemicals-Diversified	1.1
Commercial Services	1.0
Finance-Investment Banker/Broker	1.0
Medical Labs & Testing Services	1.0
Computers-Memory Devices	1.0
Building Products-Cement	1.0
Chemicals-Specialty	0.9
Oil Refining & Marketing	0.9
Auto/Truck Parts & Equipment-Original	0.9
Medical Instruments	0.8
Brewery	0.8
E-Commerce/Services	0.8
Finance-Other Services	0.8
Tools-Hand Held	0.7
Insurance Brokers	0.7
Telephone-Integrated	0.7
Medical-Hospitals	0.7
Electronics-Military	0.7
Electronic Measurement Instruments	0.6
Electronic Components-Semiconductors	0.6
Steel-Producers	0.6
Airlines	0.6
Coatings/Paint	0.6
Oil-Field Services	0.6
Internet Security	0.6
Distribution/Wholesale	0.6
Computer Services	0.6
Agricultural Operations	0.5
Broadcast Services/Program	0.5
Building-Residential/Commercial	0.5
Retail-Misc./Diversified	0.5
Office Automation & Equipment	0.5
Electric-Distribution	0.5
Television	0.5
Home Decoration Products	0.5
Oil Field Machinery & Equipment	0.5
Water	0.5
Food-Confectionery	0.4
Apparel Manufacturers	0.4%
Containers-Paper/Plastic	0.4
Savings & Loans/Thrifts	0.4
Food-Meat Products	0.4
Machinery-Pumps	0.4
Cosmetics & Toiletries	0.4
Investment Management/Advisor Services	0.4
Casino Hotels	0.3
Instruments-Scientific	0.3
Finance-Credit Card	0.3
Transport-Rail	0.3
Dental Supplies & Equipment	0.3
Retail-Regional Department Stores	0.3
Telecommunication Equipment	0.3
Independent Power Producers	0.3
Electronic Security Devices	0.3
Engines-Internal Combustion	0.3
Computers-Integrated Systems	0.3
Machinery-Farming	0.3
Food-Retail	0.3
Internet Infrastructure Software	0.3
Pipelines	0.3
Commercial Services-Finance	0.3
Real Estate Management/Services	0.3
Medical-Drugs	0.3
Advertising Agencies	0.3
Medical Information Systems	0.3
Motorcycle/Motor Scooter	0.3
Retail-Restaurants	0.3
Aerospace/Defense	0.3
Power Converter/Supply Equipment	0.2
Retail-Auto Parts	0.2
Oil & Gas Drilling	0.2
Retail-Mail Order	0.2
Disposable Medical Products	0.2
Textile-Home Furnishings	0.2
Telecom Equipment-Fiber Optics	0.2
Engineering/R&D Services	0.2
Non-Hazardous Waste Disposal	0.2
Food-Wholesale/Distribution	0.2
Entertainment Software	0.2
Physicians Practice Management	0.2
Semiconductor Equipment	0.2
Retail-Office Supplies	0.2
Machinery-Electrical	0.2
Machinery-General Industrial	0.2
Transport-Truck	0.2
Food-Canned	0.2
Gold Mining	0.2
Containers-Metal/Glass	0.2
Medical-HMO	0.2
Medical-Biomedical/Gene	0.2
Diagnostic Equipment	0.2
Publishing-Books	0.2
Aerospace/Defense-Equipment	0.2
Cruise Lines	0.2
Computers-Periphery Equipment	0.2
Multimedia	0.2
Telecom Services	0.2
Appliances	0.2

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Toys	0.2%
Cable/Satellite TV	0.1
Food-Baking	0.1
Metal-Aluminum	0.1
Electronic Parts Distribution	0.1
Oil Companies-Integrated	0.1
Metal-Copper	0.1
Finance-Mortgage Loan/Banker	0.1
Applications Software	0.1
Machinery-Construction & Mining	0.1
Building-Heavy Construction	0.1
Electronic Components-Misc.	0.1
Computer Aided Design	0.1
Retail-Consumer Electronics	0.1
Agricultural Chemicals	0.1
Retail-Catalog Shopping	0.1
Dialysis Centers	0.1
Enterprise Software/Service	0.1
Rubber-Tires	0.1
Private Equity	0.1
Finance-Auto Loans	0.1
Publishing-Newspapers	0.1
Internet Content-Entertainment	0.1
Industrial Gases	0.1
Security Services	0.1
Electronic Design Automation	0.1
Diagnostic Kits	0.1
Retail-Sporting Goods	0.1
Human Resources	0.1
Energy-Alternate Sources	0.1
Transport-Marine	0.1
Diversified Operations	0.1
Electric-Transmission	0.1
Miscellaneous Manufacturing	0.1
101.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	34,508	$791,959
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	776	3,647
Aerospace/Defense — 0.3%
Rockwell Collins, Inc.	8,089	745,887
Spirit AeroSystems Holdings, Inc., Class A†	385	17,463
		763,350
Aerospace/Defense-Equipment — 0.2%
Harris Corp.	3,635	283,021
Orbital ATK, Inc.	2,139	185,964
Triumph Group, Inc.	1,741	54,807
		523,792
Agricultural Chemicals — 0.1%
Mosaic Co.	12,316	332,532
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	19,835	720,209
Bunge, Ltd.	17,029	965,033
		1,685,242
Airlines — 0.6%
Alaska Air Group, Inc.	6,681	547,976
Copa Holdings SA, Class A	1,163	78,793
Delta Air Lines, Inc.	14,487	705,227
JetBlue Airways Corp.†	6,943	146,636
United Continental Holdings, Inc.†	8,178	489,535
		1,968,167
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	40,238	1,140,345
Ralph Lauren Corp.	1,998	192,327
		1,332,672
Appliances — 0.2%
Whirlpool Corp.	2,568	463,113
Applications Software — 0.1%
Nuance Communications, Inc.†	8,946	167,201
Verint Systems, Inc.†	6,728	224,580
		391,781
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	3,327	126,892
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	1,203	65,792
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	50,963	1,374,982
BorgWarner, Inc.	12,427	477,197
Delphi Automotive PLC	9,931	745,024
Lear Corp.	668	74,261
		2,671,464
Security Description	Shares	Value (Note 2)
Banks-Commercial — 3.0%
Associated Banc-Corp.	5,391	$96,715
Bank of Hawaii Corp.	1,541	105,219
BankUnited, Inc.	3,655	125,878
BB&T Corp.	26,194	871,474
BOK Financial Corp.	997	54,456
CIT Group, Inc.	6,152	190,897
Commerce Bancshares, Inc.	3,055	137,322
Cullen/Frost Bankers, Inc.	1,915	105,536
East West Bancorp, Inc.	5,085	165,161
First Horizon National Corp.	8,254	108,127
First Republic Bank	5,028	335,066
M&T Bank Corp.	30,788	3,417,468
PacWest Bancorp	9,006	334,573
Popular, Inc.	3,658	104,655
PrivateBancorp, Inc.	18,841	727,263
Regions Financial Corp.	47,379	371,925
Signature Bank†	148	20,146
SVB Financial Group†	673	68,680
Synovus Financial Corp.	4,708	136,108
TCF Financial Corp.	5,970	73,192
Wintrust Financial Corp.	16,574	734,891
Zions Bancorporation	45,376	1,098,553
		9,383,305
Banks-Fiduciary — 1.5%
Citizens Financial Group, Inc.	157,070	3,290,617
Northern Trust Corp.	18,866	1,229,497
		4,520,114
Banks-Super Regional — 2.6%
Comerica, Inc.	37,625	1,424,859
Fifth Third Bancorp	95,232	1,589,422
Huntington Bancshares, Inc.	304,122	2,901,324
KeyCorp	82,513	910,943
SunTrust Banks, Inc.	31,508	1,136,809
		7,963,357
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	2,198	89,041
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	68	7,255
Brown-Forman Corp., Class B	312	30,723
		37,978
Brewery — 0.8%
Molson Coors Brewing Co., Class B	25,438	2,446,627
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	42,277	1,210,391
Discovery Communications, Inc., Class C†	872	23,544
Scripps Networks Interactive, Inc., Class A	5,988	392,214
		1,626,149

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 1.1%
Armstrong World Industries, Inc.†	20,205	$977,316
Fortune Brands Home & Security, Inc.	22,719	1,273,173
Owens Corning	21,801	1,030,751
		3,281,240
Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	10,123	1,614,720
Vulcan Materials Co.	13,227	1,396,374
		3,011,094
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	3,462	126,675
SBA Communications Corp., Class A†	2,320	232,394
		359,069
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	23,341	705,598
Lennar Corp., Class A	3,737	180,721
Lennar Corp., Class B	208	8,052
PulteGroup, Inc.	12,888	241,135
Toll Brothers, Inc.†	16,528	487,741
		1,623,247
Cable/Satellite TV — 0.1%
Cable One, Inc.	123	53,767
Cablevision Systems Corp., Class A	6,127	202,191
Liberty Broadband Corp., Class A†	923	53,681
Liberty Broadband Corp., Class C†	2,345	135,893
		445,532
Casino Hotels — 0.3%
MGM Resorts International†	48,066	1,030,535
Wynn Resorts, Ltd.	330	30,832
		1,061,367
Cellular Telecom — 0.0%
Sprint Corp.†	26,255	91,367
United States Cellular Corp.†	463	21,155
		112,522
Chemicals-Diversified — 1.1%
Akzo Nobel NV	8,928	608,534
Celanese Corp., Series A	33,992	2,226,476
Eastman Chemical Co.	3,946	285,020
FMC Corp.	1,303	52,602
Huntsman Corp.	2,650	35,245
Westlake Chemical Corp.	1,421	65,792
		3,273,669
Chemicals-Specialty — 0.9%
Albemarle Corp.	16,829	1,075,878
Ashland, Inc.	2,023	222,449
Brenntag AG	8,803	502,850
Cabot Corp.	2,243	108,404
Platform Specialty Products Corp.†	3,907	33,600
Sensient Technologies Corp.	9,332	592,209
Univar, Inc.†	23,107	396,978
		2,932,368
Security Description	Shares	Value (Note 2)
Coal — 0.0%
CONSOL Energy, Inc.	8,088	$91,314
Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	66,836	1,951,611
Commercial Services — 1.0%
Aramark	26,513	878,111
Macquarie Infrastructure Corp.	2,442	164,688
Nielsen Holdings PLC	39,778	2,094,709
Quanta Services, Inc.†	4,373	98,655
		3,236,163
Commercial Services-Finance — 0.3%
H&R Block, Inc.	632	16,698
Sabre Corp.	27,424	793,102
Square, Inc., Class A†	247	3,774
TransUnion†	244	6,737
		820,311
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,573	230,181
Autodesk, Inc.†	2,068	120,585
		350,766
Computer Services — 0.6%
Amdocs, Ltd.	19,478	1,176,861
Computer Sciences Corp.	4,905	168,683
CSRA, Inc.	4,905	131,944
DST Systems, Inc.	294	33,154
IHS, Inc., Class A†	350	43,456
Leidos Holdings, Inc.	2,155	108,440
Teradata Corp.†	1,290	33,850
		1,696,388
Computer Software — 0.0%
SS&C Technologies Holdings, Inc.	262	16,616
Computers-Integrated Systems — 0.3%
NCR Corp.†	28,770	861,086
Computers-Memory Devices — 1.0%
Brocade Communications Systems, Inc.	156,631	1,657,156
NetApp, Inc.	7,263	198,207
SanDisk Corp.	7,348	559,036
Western Digital Corp.	14,317	676,335
		3,090,734
Computers-Other — 0.0%
3D Systems Corp.†	2,501	38,690
Computers-Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	15,415	515,323
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	266	8,054
Consumer Products-Misc. — 0.0%
Clorox Co.	959	120,892
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	2,755	136,620
Owens-Illinois, Inc.†	27,911	445,460
		582,080

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.4%
Bemis Co., Inc.	3,069	$158,913
Graphic Packaging Holding Co.	47,729	613,318
Sonoco Products Co.	3,567	173,249
WestRock Co.	8,316	324,573
		1,270,053
Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	15,379	73,973
Edgewell Personal Care Co.	13,356	1,075,559
		1,149,532
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	376	20,789
Royal Caribbean Cruises, Ltd.	6,079	499,390
		520,179
Data Processing/Management — 1.2%
Dun & Bradstreet Corp.	896	92,360
Fidelity National Information Services, Inc.	48,879	3,094,529
First Data Corp., Class A†	23,386	302,615
Paychex, Inc.	1,468	79,287
		3,568,791
Dental Supplies & Equipment — 0.3%
DENTSPLY SIRONA, Inc.	15,079	929,319
Patterson Cos., Inc.	1,378	64,118
		993,437
Diagnostic Equipment — 0.2%
VWR Corp.†	20,662	559,114
Diagnostic Kits — 0.1%
Alere, Inc.†	1,077	54,507
QIAGEN NV†	8,201	183,210
		237,717
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,440	325,807
Disposable Medical Products — 0.2%
STERIS PLC	10,233	727,055
Distribution/Wholesale — 0.6%
Fossil Group, Inc.†	272	12,082
Genuine Parts Co.	382	37,955
Ingram Micro, Inc., Class A	5,214	187,235
LKQ Corp.†	31,452	1,004,262
WESCO International, Inc.†	9,268	506,682
		1,748,216
Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	1,799	179,001
Colfax Corp.†	3,549	101,466
Crane Co.	1,700	91,562
Dover Corp.	5,669	364,687
Eaton Corp. PLC	12,503	782,188
Ingersoll-Rand PLC	37,527	2,327,049
ITT Corp.	3,152	116,277
Parker-Hannifin Corp.	2,681	297,805
Pentair PLC	17,315	939,512
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
SPX Corp.	1,449	$21,764
Textron, Inc.	42,416	1,546,487
Trinity Industries, Inc.	5,476	100,266
		6,868,064
Diversified Operations — 0.1%
Leucadia National Corp.	10,058	162,638
E-Commerce/Services — 0.8%
Expedia, Inc.	11,116	1,198,527
IAC/InterActiveCorp	18,819	885,998
Match Group, Inc.†	27,245	301,330
Zillow Group, Inc., Class A†	625	15,969
Zillow Group, Inc., Class C†	1,286	30,517
		2,432,341
Electric-Distribution — 0.5%
PPL Corp.	39,193	1,492,078
Electric-Integrated — 8.3%
AES Corp.	96,641	1,140,364
Alliant Energy Corp.	3,993	296,600
Ameren Corp.	28,629	1,434,313
Avangrid, Inc.	2,032	81,504
CMS Energy Corp.	30,353	1,288,181
Consolidated Edison, Inc.	10,352	793,170
DTE Energy Co.	17,216	1,560,803
Edison International	11,516	827,885
Entergy Corp.	6,346	503,111
Eversource Energy	25,789	1,504,530
Exelon Corp.	18,997	681,232
FirstEnergy Corp.	58,259	2,095,576
Great Plains Energy, Inc.	5,453	175,859
Hawaiian Electric Industries, Inc.	3,797	123,023
MDU Resources Group, Inc.	6,885	133,982
NorthWestern Corp.	13,549	836,651
OGE Energy Corp.	7,054	201,956
PG&E Corp.	25,348	1,513,783
Pinnacle West Capital Corp.	29,343	2,202,779
Public Service Enterprise Group, Inc.	37,880	1,785,663
SCANA Corp.	25,359	1,778,934
TECO Energy, Inc.	8,311	228,802
WEC Energy Group, Inc.	21,714	1,304,360
Westar Energy, Inc.	18,768	931,081
Xcel Energy, Inc.	57,481	2,403,855
		25,827,997
Electric-Transmission — 0.1%
ITC Holdings Corp.	3,461	150,796
Electronic Components-Misc. — 0.1%
Garmin, Ltd.	4,187	167,313
Gentex Corp.	5,199	81,572
Jabil Circuit, Inc.	5,575	107,430
		356,315
Electronic Components-Semiconductors — 0.6%
Cree, Inc.†	3,625	105,487
Intersil Corp., Class A	19,897	266,023
Microchip Technology, Inc.	12,468	600,958
NVIDIA Corp.	19,017	677,576

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
ON Semiconductor Corp.†	1,167	$11,192
Xilinx, Inc.	7,031	333,480
		1,994,716
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,082	246,172
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	27,236	1,085,354
Fitbit, Inc., Class A†	484	7,333
FLIR Systems, Inc.	1,827	60,200
Keysight Technologies, Inc.†	19,495	540,791
National Instruments Corp.	3,100	93,341
Trimble Navigation, Ltd.†	8,685	215,388
		2,002,407
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,382	217,835
Avnet, Inc.	4,801	212,684
		430,519
Electronic Security Devices — 0.3%
Tyco International PLC	24,867	912,868
Electronics-Military — 0.7%
L-3 Communications Holdings, Inc.	17,250	2,044,125
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,670	182,815
SunEdison, Inc.†	770	416
TerraForm Power, Inc., Class A	1,713	14,817
		198,048
Engineering/R&D Services — 0.2%
AECOM†	4,614	142,065
Fluor Corp.	5,181	278,220
Jacobs Engineering Group, Inc.†	4,439	193,318
KBR, Inc.	5,099	78,933
		692,536
Engines-Internal Combustion — 0.3%
Cummins, Inc.	8,123	893,043
Enterprise Software/Service — 0.1%
CA, Inc.	10,581	325,789
Entertainment Software — 0.2%
Activision Blizzard, Inc.	17,836	603,570
Zynga, Inc., Class A†	27,157	61,918
		665,488
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	482	15,381
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	15,760	295,027
Finance-Consumer Loans — 1.3%
Navient Corp.	12,807	153,300
OneMain Holdings, Inc.†	1,841	50,499
Santander Consumer USA Holdings, Inc.†	2,964	31,092
SLM Corp.†	190,354	1,210,652
Synchrony Financial†	93,793	2,688,107
		4,133,650
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.3%
Discover Financial Services	20,081	$1,022,525
Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	10,247	250,949
Interactive Brokers Group, Inc., Class A	1,858	73,056
Raymond James Financial, Inc.	49,911	2,376,263
TD Ameritrade Holding Corp.	15,872	500,444
		3,200,712
Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,433	110,268
Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc.†	1,757	60,968
FNF Group	9,913	336,051
		397,019
Finance-Other Services — 0.8%
Intercontinental Exchange, Inc.	2,534	595,845
Nasdaq, Inc.	26,887	1,784,759
		2,380,604
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	4,996	126,399
Food-Baking — 0.1%
Flowers Foods, Inc.	24,116	445,181
Food-Canned — 0.2%
TreeHouse Foods, Inc.†	7,031	609,939
Food-Confectionery — 0.4%
J.M. Smucker Co.	10,547	1,369,422
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	17,723	1,181,415
Food-Misc./Diversified — 2.0%
Blue Buffalo Pet Products, Inc.†	485	12,445
Campbell Soup Co.	2,529	161,325
ConAgra Foods, Inc.	47,387	2,114,408
Hain Celestial Group, Inc.†	8,079	330,512
Ingredion, Inc.	9,525	1,017,175
Kellogg Co.	11,455	876,880
McCormick & Co., Inc.	4,956	493,023
Pinnacle Foods, Inc.	28,794	1,286,516
		6,292,284
Food-Retail — 0.3%
Safeway Casa Ley CVR†(1)(2)	7,948	8,066
Safeway PDC LLC CVR†(1)(2)	7,948	388
Whole Foods Market, Inc.	26,506	824,602
		833,056
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	14,440	674,781
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,088	19,856
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	162	11,789
Gas-Distribution — 1.8%
AGL Resources, Inc.	4,239	276,129
Atmos Energy Corp.	11,982	889,783
CenterPoint Energy, Inc.	15,207	318,130

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution (continued)
National Fuel Gas Co.	2,984	$149,349
NiSource, Inc.	35,223	829,854
Questar Corp.	6,211	154,033
Sempra Energy	26,134	2,719,243
UGI Corp.	6,097	245,648
Vectren Corp.	2,921	147,686
		5,729,855
Gold Mining — 0.2%
Newmont Mining Corp.	18,611	494,680
Royal Gold, Inc.	2,169	111,248
		605,928
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	671	33,107
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	32,912	1,457,672
Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A†	1,203	59,536
Housewares — 0.0%
Tupperware Brands Corp.	95	5,508
Human Resources — 0.1%
ManpowerGroup, Inc.	2,602	211,855
Independent Power Producers — 0.3%
Calpine Corp.†	41,561	630,480
Dynegy, Inc.†	12,143	174,495
NRG Energy, Inc.	11,108	144,515
		949,490
Industrial Gases — 0.1%
Airgas, Inc.	1,861	263,592
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	20,875	1,032,477
Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	43,177	1,920,513
Brown & Brown, Inc.	4,095	146,601
Willis Towers Watson PLC	2,013	238,863
		2,305,977
Insurance-Life/Health — 1.4%
Lincoln National Corp.	64,702	2,536,318
Principal Financial Group, Inc.	10,406	410,517
Torchmark Corp.	4,457	241,391
Unum Group	37,182	1,149,668
		4,337,894
Insurance-Multi-line — 1.8%
American Financial Group, Inc.	2,437	171,492
American National Insurance Co.	255	29,452
Assurant, Inc.	2,401	185,237
Cincinnati Financial Corp.	5,809	379,676
CNA Financial Corp.	951	30,603
Genworth Financial, Inc., Class A†	17,582	47,999
Hartford Financial Services Group, Inc.	39,999	1,843,154
Loews Corp.	11,004	421,013
Old Republic International Corp.	9,231	168,743
Voya Financial, Inc.	7,614	226,669
Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
XL Group PLC	52,665	$1,938,072
		5,442,110
Insurance-Property/Casualty — 1.5%
Alleghany Corp.†	565	280,353
AmTrust Financial Services, Inc.	2,734	70,756
Arch Capital Group, Ltd.†	4,383	311,631
Hanover Insurance Group, Inc.	7,721	696,589
Markel Corp.†	442	394,074
Mercury General Corp.	956	53,058
ProAssurance Corp.	1,944	98,366
Progressive Corp.	20,739	728,768
Third Point Reinsurance, Ltd.†	28,240	321,089
White Mountains Insurance Group, Ltd.	201	161,323
WR Berkley Corp.	28,218	1,585,852
		4,701,859
Insurance-Reinsurance — 1.9%
Allied World Assurance Co. Holdings AG(3)	3,373	117,853
Aspen Insurance Holdings, Ltd.	2,178	103,890
Axis Capital Holdings, Ltd.	3,567	197,826
Endurance Specialty Holdings, Ltd.	16,596	1,084,383
Everest Re Group, Ltd.	14,586	2,879,714
Reinsurance Group of America, Inc.	2,339	225,129
RenaissanceRe Holdings, Ltd.	1,627	194,963
Validus Holdings, Ltd.	20,221	954,229
		5,757,987
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	31,263	279,804
Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	7,791	824,677
Internet Security — 0.6%
Symantec Corp.	96,003	1,764,535
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	3,131	508,474
Ameriprise Financial, Inc.	1,070	100,591
Invesco, Ltd.	13,321	409,887
Legg Mason, Inc.	2,323	80,562
Waddell & Reed Financial, Inc., Class A	184	4,331
		1,103,845
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	2,802	63,017
Lincoln Electric Holdings, Inc.	211	12,358
		75,375
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	10,912	175,356
Oshkosh Corp.	2,764	112,965
Terex Corp.	3,714	92,404
		380,725
Machinery-Electrical — 0.2%
Babcock & Wilcox Enterprises, Inc.†	1,514	32,400
Regal Beloit Corp.	9,506	599,733
		632,133

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.3%
AGCO Corp.	2,681	$133,246
Deere & Co.	9,152	704,612
		837,858
Machinery-General Industrial — 0.2%
BWX Technologies, Inc.	3,029	101,653
IDEX Corp.	242	20,057
Manitowoc Co., Inc.	4,812	20,836
Manitowoc Foodservice, Inc.†	4,812	70,929
Roper Technologies, Inc.	2,191	400,449
		613,924
Machinery-Pumps — 0.4%
Flowserve Corp.	2,538	112,713
SPX FLOW, Inc.†	8,542	214,233
Xylem, Inc.	20,557	840,781
		1,167,727
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	4,405	58,190
IMS Health Holdings, Inc.†	27,276	724,178
		782,368
Medical Instruments — 0.8%
Bio-Techne Corp.	771	72,875
Boston Scientific Corp.†	43,694	821,884
St. Jude Medical, Inc.	29,554	1,625,470
		2,520,229
Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	17,284	2,024,475
Quest Diagnostics, Inc.	15,650	1,118,192
		3,142,667
Medical Products — 1.7%
Cooper Cos., Inc.	6,896	1,061,777
Hill-Rom Holdings, Inc.	162	8,149
Teleflex, Inc.	5,716	897,469
Zimmer Biomet Holdings, Inc.(2)(4)	30,112	3,210,842
		5,178,237
Medical-Biomedical/Gene — 0.2%
Alnylam Pharmaceuticals, Inc.†	477	29,941
Bio-Rad Laboratories, Inc., Class A†	730	99,806
Vertex Pharmaceuticals, Inc.†	5,451	433,300
		563,047
Medical-Drugs — 0.3%
Alkermes PLC†	903	30,873
Endo International PLC†	21,599	608,012
Mallinckrodt PLC†	2,506	153,568
Quintiles Transnational Holdings, Inc.†	148	9,635
		802,088
Medical-Generic Drugs — 1.2%
Impax Laboratories, Inc.†	10,587	338,995
Mylan NV†	23,208	1,075,691
Perrigo Co. PLC	18,488	2,365,170
		3,779,856
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.2%
Centene Corp.†	9,227	$568,086
Medical-Hospitals — 0.7%
Community Health Systems, Inc.†	21,927	405,869
LifePoint Health, Inc.†	10,930	756,902
Universal Health Services, Inc., Class B	7,814	974,562
		2,137,333
Metal Processors & Fabrication — 0.0%
Timken Co.	2,746	91,964
Metal-Aluminum — 0.1%
Alcoa, Inc.	46,068	441,331
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	39,967	413,259
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,803	141,373
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,760	76,490
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	15,147	777,496
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,637	62,615
Multimedia — 0.2%
Quebecor, Inc., Class B	18,651	489,701
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,570	408,361
Waste Connections, Inc.	4,378	282,775
		691,136
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	4,370	94,130
Xerox Corp.	125,338	1,398,772
		1,492,902
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	225	16,225
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	2,269	49,305
Ensco PLC, Class A	8,281	85,874
Helmerich & Payne, Inc.	3,408	200,118
Nabors Industries, Ltd.	11,677	107,429
Noble Corp. PLC	8,552	88,513
Patterson-UTI Energy, Inc.	5,190	91,448
Rowan Cos. PLC, Class A	4,410	71,001
Seadrill, Ltd.†	13,208	43,586
		737,274
Oil Companies-Exploration & Production — 5.0%
Anadarko Petroleum Corp.	22,099	1,029,150
Antero Resources Corp.†	2,464	61,280
Cabot Oil & Gas Corp.	53,710	1,219,754
California Resources Corp.	11,115	11,448
Chesapeake Energy Corp.	20,736	85,432
Cimarex Energy Co.	17,486	1,700,863
Cobalt International Energy, Inc.†	12,962	38,497
Concho Resources, Inc.†	4,543	459,025

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc.†	2,033	$61,722
Denbury Resources, Inc.	12,616	28,008
Diamondback Energy, Inc.†	2,342	180,756
Energen Corp.	17,589	643,582
EP Energy Corp., Class A†	1,202	5,433
EQT Corp.	16,844	1,132,927
Gulfport Energy Corp.†	41,792	1,184,385
Hess Corp.	28,430	1,496,840
Kosmos Energy, Ltd.†	5,573	32,435
Laredo Petroleum, Inc.†	4,352	34,511
Newfield Exploration Co.†	38,870	1,292,428
Noble Energy, Inc.	25,362	796,620
PDC Energy, Inc.†	10,461	621,906
Pioneer Natural Resources Co.	20,204	2,843,511
QEP Resources, Inc.	6,245	88,117
Range Resources Corp.	5,581	180,713
Rice Energy, Inc.†	2,577	35,975
SM Energy Co.	2,384	44,676
Southwestern Energy Co.†	13,593	109,696
Whiting Petroleum Corp.†	7,215	57,576
WPX Energy, Inc.†	8,258	57,723
		15,534,989
Oil Companies-Integrated — 0.1%
Marathon Oil Corp.	23,858	265,778
Murphy Oil Corp.	6,290	158,445
		424,223
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	6,766	453,660
Dril-Quip, Inc.†	1,377	83,391
FMC Technologies, Inc.†	2,848	77,921
Forum Energy Technologies, Inc.†	28,482	375,963
National Oilwell Varco, Inc.	13,710	426,381
		1,417,316
Oil Refining & Marketing — 0.9%
Cheniere Energy, Inc.†	23,693	801,534
CVR Energy, Inc.	361	9,422
HollyFrontier Corp.	26,392	932,166
Murphy USA, Inc.†	1,502	92,298
PBF Energy, Inc., Class A	3,402	112,946
Tesoro Corp.	11,304	972,257
		2,920,623
Oil-Field Services — 0.6%
Frank's International NV	29,699	489,440
NOW, Inc.†	3,788	67,123
Oceaneering International, Inc.	2,879	95,698
Oil States International, Inc.†	13,549	427,064
RPC, Inc.	1,777	25,198
Superior Energy Services, Inc.	5,318	71,208
Targa Resources Corp.	1,014	30,278
Weatherford International PLC†	86,645	674,098
		1,880,107
Security Description	Shares	Value (Note 2)
Optical Recognition Equipment — 0.0%
Lumentum Holdings, Inc.†	1,655	$44,635
Paper & Related Products — 0.0%
Domtar Corp.	2,252	91,206
International Paper Co.	743	30,493
		121,699
Physicians Practice Management — 0.2%
MEDNAX, Inc.†	10,221	660,481
Pipelines — 0.3%
Columbia Pipeline Group, Inc.	27,934	701,143
ONEOK, Inc.	4,059	121,202
		822,345
Poultry — 0.0%
Pilgrim's Pride Corp.†	2,013	51,130
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc.	6,713	711,108
SunPower Corp.†	1,788	39,944
		751,052
Precious Metals — 0.0%
Tahoe Resources, Inc.	4,942	49,568
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	3,502	57,433
Private Equity — 0.1%
Apollo Global Management LLC, Class A	17,992	308,023
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	23,100	460,614
John Wiley & Sons, Inc., Class A	1,636	79,984
		540,598
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,009	60,696
News Corp., Class A	13,558	173,136
News Corp., Class B	4,273	56,617
		290,449
Real Estate Investment Trusts — 11.1%
Alexandria Real Estate Equities, Inc.	2,546	231,406
American Campus Communities, Inc.	3,969	186,900
American Capital Agency Corp.	12,470	232,316
American Homes 4 Rent, Class A	5,856	93,110
Annaly Capital Management, Inc.	62,610	642,379
Apartment Investment & Management Co., Class A	5,524	231,014
Apple Hospitality REIT, Inc.	6,171	122,248
AvalonBay Communities, Inc.	4,672	888,614
Boston Properties, Inc.	471	59,855
Brandywine Realty Trust	6,358	89,203
Brixmor Property Group, Inc.	69,770	1,787,507
Camden Property Trust	3,070	258,156
Care Capital Properties, Inc.	2,923	78,453
CBL & Associates Properties, Inc.	5,902	70,234
Chimera Investment Corp.	6,684	90,836
Columbia Property Trust, Inc.	3,882	85,365
Communications Sales & Leasing, Inc.†	4,264	94,874
Corporate Office Properties Trust	42,847	1,124,305

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Corrections Corp. of America	4,136	$132,559
DDR Corp.	147,149	2,617,781
Digital Realty Trust, Inc.	2,206	195,209
Douglas Emmett, Inc.	5,156	155,247
Duke Realty Corp.	12,196	274,898
Empire State Realty Trust, Inc., Class A	2,083	36,515
EPR Properties	12,613	840,278
Equity Commonwealth†	4,585	129,389
Equity LifeStyle Properties, Inc.	8,797	639,806
Essex Property Trust, Inc.	2,310	540,217
Federal Realty Investment Trust	6,500	1,014,325
Forest City Realty Trust, Inc., Class A	7,720	162,815
Four Corners Property Trust, Inc.	1,622	29,115
Gaming and Leisure Properties, Inc.	2,694	83,299
General Growth Properties, Inc.	20,397	606,403
HCP, Inc.	16,319	531,673
Healthcare Trust of America, Inc., Class A	3,991	117,415
Hospitality Properties Trust	5,300	140,768
Host Hotels & Resorts, Inc.	26,782	447,259
Iron Mountain, Inc.	4,524	153,409
Kilroy Realty Corp.	3,112	192,539
Kimco Realty Corp.	14,589	419,871
Liberty Property Trust	5,283	176,769
Macerich Co.	5,594	443,269
Medical Properties Trust, Inc.	78,333	1,016,762
MFA Financial, Inc.	66,820	457,717
Mid-America Apartment Communities, Inc.	21,206	2,167,465
National Retail Properties, Inc.	4,736	218,803
NorthStar Realty Europe Corp.	2,043	23,699
NorthStar Realty Finance Corp.	6,416	84,178
Omega Healthcare Investors, Inc.	4,701	165,945
Outfront Media, Inc.	4,857	102,483
Paramount Group, Inc.	6,313	100,692
Piedmont Office Realty Trust, Inc., Class A	5,157	104,739
Post Properties, Inc.	1,279	76,408
Prologis, Inc.	18,524	818,390
Rayonier, Inc.	4,485	110,690
Realty Income Corp.	8,777	548,650
Regency Centers Corp.	3,334	249,550
Retail Properties of America, Inc., Class A	8,384	132,886
RLJ Lodging Trust	52,360	1,197,997
Senior Housing Properties Trust	8,307	148,612
SL Green Realty Corp.	3,520	341,018
Spirit Realty Capital, Inc.	15,604	175,545
Starwood Property Trust, Inc.	79,317	1,501,471
Taubman Centers, Inc.	1,374	97,870
Two Harbors Investment Corp.	12,958	102,887
UDR, Inc.	9,154	352,704
Ventas, Inc.	44,296	2,788,876
VEREIT, Inc.	31,997	283,813
Vornado Realty Trust	29,019	2,740,264
Weingarten Realty Investors	4,379	164,300
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Welltower, Inc.	6,804	$471,789
Weyerhaeuser Co.	39,379	1,219,961
WP Carey, Inc.	3,688	229,541
WP GLIMCHER, Inc.	6,549	62,150
		34,705,458
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	431	50,565
Realogy Holdings Corp.†	21,285	768,601
		819,166
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	836	88,524
Recreational Vehicles — 0.0%
Brunswick Corp.	861	41,311
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	1,951	48,970
Retail-Apparel/Shoe — 1.1%
Coach, Inc.	8,399	336,716
DSW, Inc., Class A	2,437	67,359
Foot Locker, Inc.	667	43,021
Gap, Inc.	42,078	1,237,093
PVH Corp.	11,233	1,112,741
Urban Outfitters, Inc.†	14,446	478,018
		3,274,948
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	932	742,515
Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	940	35,626
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	9,588	242,097
MSC Industrial Direct Co., Inc., Class A	1,165	88,901
		330,998
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,787	120,162
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	10,728	348,016
Retail-Drug Store — 0.0%
Rite Aid Corp.†	14,191	115,657
Retail-Jewelry — 0.0%
Tiffany & Co.	982	72,059
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	13,286	727,276
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,785	119,282
Sears Holdings Corp.†	419	6,415
		125,697
Retail-Misc./Diversified — 0.5%
CST Brands, Inc.	475	18,188
Sally Beauty Holdings, Inc.†	47,759	1,546,436
		1,564,624

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Office Supplies — 0.2%
Office Depot, Inc.†	15,925	$113,068
Staples, Inc.	48,314	532,903
		645,971
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,089	101,484
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	662	56,211
Kohl's Corp.	17,079	796,052
Macy's, Inc.	3,101	136,723
		988,986
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	3,562	236,160
DineEquity, Inc.	4,823	450,613
Wendy's Co.	7,176	78,147
		764,920
Retail-Sporting Goods — 0.1%
Cabela's, Inc.†	1,615	78,635
Dick's Sporting Goods, Inc.	1,011	47,264
Vista Outdoor, Inc.†	1,964	101,951
		227,850
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	5,103	81,036
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	9,540	314,629
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,558	69,004
Savings & Loans/Thrifts — 0.4%
First Niagara Financial Group, Inc.	12,550	121,484
New York Community Bancorp, Inc.	53,845	856,136
People's United Financial, Inc.	10,926	174,051
TFS Financial Corp.	2,332	40,507
		1,192,178
Schools — 0.0%
Graham Holdings Co., Class B	123	59,040
Security Services — 0.1%
ADT Corp.	6,055	249,829
Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	25,552	1,512,423
Cypress Semiconductor Corp.	11,732	101,599
Marvell Technology Group, Ltd.	16,013	165,094
Maxim Integrated Products, Inc.	61,871	2,275,615
		4,054,731
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	16,577	351,101
Lam Research Corp.	1,600	132,160
Teradyne, Inc.	7,583	163,717
		646,978
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	787	97,462
Security Description	Shares	Value (Note 2)
Steel-Producers — 0.6%
Nucor Corp.	32,629	$1,543,352
Reliance Steel & Aluminum Co.	2,625	181,624
Steel Dynamics, Inc.	7,598	171,031
United States Steel Corp.	5,149	82,641
		1,978,648
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,860	62,918
Telecom Equipment-Fiber Optics — 0.2%
Viavi Solutions, Inc.†	103,753	711,746
Telecom Services — 0.2%
Level 3 Communications, Inc.†	9,007	476,020
Telecommunication Equipment — 0.3%
ARRIS International PLC†	4,004	91,772
CommScope Holding Co., Inc.†	2,072	57,850
Juniper Networks, Inc.	11,486	293,008
Nice Systems, Ltd. ADR	7,854	508,860
		951,490
Telephone-Integrated — 0.5%
CenturyLink, Inc.	19,927	636,867
Frontier Communications Corp.	148,645	830,926
Telephone & Data Systems, Inc.	3,322	99,959
Zayo Group Holdings, Inc.†	684	16,580
		1,584,332
Television — 0.5%
Liberty Media Corp., Class A†	3,695	142,738
Liberty Media Corp., Class C†	27,187	1,035,553
TEGNA, Inc.	8,018	188,102
Tribune Media Co., Class A	2,850	109,297
		1,475,690
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	3,786	722,747
Tools-Hand Held — 0.7%
Stanley Black & Decker, Inc.	22,045	2,319,354
Toys — 0.2%
Hasbro, Inc.	740	59,274
Mattel, Inc.	11,959	402,062
		461,336
Transactional Software — 0.0%
Black Knight Financial Services, Inc., Class A†	90	2,793
Transport-Equipment & Leasing — 0.0%
AMERCO	134	47,880
GATX Corp.	1,552	73,720
		121,600
Transport-Marine — 0.1%
Golar LNG, Ltd.	3,178	57,108
Kirby Corp.†	1,972	118,892
Teekay Corp.	1,009	8,738
		184,738

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	1,222	$76,619
Kansas City Southern	10,890	930,551
		1,007,170
Transport-Services — 0.0%
Ryder System, Inc.	1,884	122,046
Transport-Truck — 0.2%
Knight Transportation, Inc.	23,470	613,740
Veterinary Diagnostics — 0.0%
VCA, Inc.†	165	9,519
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	380	23,393
Water — 0.5%
American Water Works Co., Inc.	17,467	1,204,000
Aqua America, Inc.	6,258	199,130
		1,403,130
Total Common Stocks (cost $291,603,593)		306,825,572
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Telephone-Integrated — 0.2%
Frontier Communications Corp. Series A 11.13% (cost $683,100)	6,831	713,157
Total Long-Term Investment Securities (cost $292,286,693)		307,538,729
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
SSgA U.S. Government Money Market Fund 0.00%(5) (cost $4,990,331)	4,990,331	4,990,331
REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/31/2016, to be repurchased 04/01/2016 in the amount of $3,010,001 and collateralized by $2,955,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $3,070,431	$3,010,000	3,010,000
State Street Bank and Trust Co. Joint Repurchase Agreement(6)	264,000	264,000
Total Repurchase Agreements (cost $3,274,000)		3,274,000
TOTAL INVESTMENTS (cost $300,551,024)(7)	101.2%	315,803,060
Liabilities in excess of other assets	(1.2)	(3,807,137)
NET ASSETS	100.0%	$311,995,923

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $3,219,296 representing 1.0% of net assets.

(3)  Security represents an investment in an affiliated company; see Note 8

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Mid Cap Value Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Zimmer Biomet Holdings, Inc.	05/02/2014	242	$23,684
	05/05/2014	841	82,455
	05/05/2014	327	31,859
	05/06/2014	764	76,449
	05/06/2014	3,852	385,169
	05/06/2014	30	2,972
	05/06/2014	1,124	112,996
	05/12/2014	273	27,505
	05/12/2014	545	55,065
	05/13/2014	389	39,387
	05/14/2014	393	39,823
	05/15/2014	779	78,361
	06/13/2014	103	10,896
	07/22/2014	176	18,065
	08/12/2014	172	16,593
	10/15/2014	3,256	314,904
	12/15/2014	165	18,275
	02/25/2015	214	25,863
	04/23/2015	1,063	126,051
		14,708	1,486,372	$1,568,314	$106.63	0.50%

(5)  The rate shown is the 7-day yield as of March 31, 2016.

(6)  See Note 2 for details of Joint Repurchase Agreement.

(7)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	June 2016	$558,827	$576,480	$17,653

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$824,602	$—	$8,454	$833,056
Other Industries	305,992,516	—	—	305,992,516
Convertible Preferred Securities	713,157	—	—	713,157
Short-Term Investment Securities	4,990,331	—	—	4,990,331
Repurchase Agreements	—	3,274,000	—	3,274,000
Total Investments at Value	$312,520,606	$3,274,000	$8,454	$315,803,060
Other Financial Instruments:+
Futures Contracts	$17,653	$—	$—	$17,653

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Banks-Commercial	8.5%
Real Estate Investment Trusts	5.3
Insurance-Property/Casualty	4.7
Aerospace/Defense-Equipment	2.8
Computer Services	2.4
Electronic Components-Misc.	1.7
Enterprise Software/Service	1.5
Retail-Automobile	1.5
Retail-Restaurants	1.5
Chemicals-Specialty	1.4
Building & Construction Products-Misc.	1.4
Medical-Biomedical/Gene	1.4
Savings & Loans/Thrifts	1.4
Human Resources	1.4
Electronic Components-Semiconductors	1.3
Diversified Manufacturing Operations	1.3
Retail-Apparel/Shoe	1.3
Gas-Distribution	1.2
Auto/Truck Parts & Equipment-Replacement	1.2
Finance-Consumer Loans	1.2
Exchange-Traded Funds	1.2
Finance-Auto Loans	1.2
Commercial Services-Finance	1.2
Research & Development	1.1
Veterinary Diagnostics	1.1
Medical-Drugs	1.1
Auto Repair Centers	1.1
Food-Misc./Diversified	1.0
Electric-Integrated	1.0
Batteries/Battery Systems	1.0
Retail-Discount	0.8
Medical Instruments	0.8
Storage/Warehousing	0.8
Consumer Products-Misc.	0.8
Real Estate Management/Services	0.8
Paper & Related Products	0.8
Semiconductor Equipment	0.8
Medical Products	0.7
Engineering/R&D Services	0.7
Finance-Investment Banker/Broker	0.7
Professional Sports	0.7
Auto/Truck Parts & Equipment-Original	0.7
Airlines	0.7
Entertainment Software	0.7
Wireless Equipment	0.7
Networking Products	0.7
Time Deposits	0.7
Registered Investment Companies	0.6
Retail-Petroleum Products	0.6
Transport-Truck	0.6
Oil Companies-Exploration & Production	0.6
Data Processing/Management	0.6
Machinery-General Industrial	0.6
Distribution/Wholesale	0.5
Oil-Field Services	0.5
Diversified Operations/Commercial Services	0.5
Transport-Services	0.5
Food-Canned	0.5
Medical-HMO	0.5
MRI/Medical Diagnostic Imaging	0.5
Brewery	0.5%
Energy-Alternate Sources	0.5
Retail-Video Rentals	0.4
Medical-Outpatient/Home Medical	0.4
Insurance-Life/Health	0.4
Rubber-Tires	0.4
Health Care Cost Containment	0.4
Real Estate Operations & Development	0.4
Schools	0.4
Computer Aided Design	0.4
Semiconductor Components-Integrated Circuits	0.4
Telecom Services	0.4
Water	0.4
Telephone-Integrated	0.4
Containers-Paper/Plastic	0.3
Broadcast Services/Program	0.3
Commercial Services	0.3
Lasers-System/Components	0.3
Therapeutics	0.3
Home Furnishings	0.3
Finance-Other Services	0.3
Retail-Hair Salons	0.3
Electronic Parts Distribution	0.3
Poultry	0.3
Building & Construction-Misc.	0.3
Gambling (Non-Hotel)	0.3
Office Supplies & Forms	0.3
Printing-Commercial	0.3
Internet Content-Information/News	0.3
Respiratory Products	0.3
Transport-Rail	0.3
Footwear & Related Apparel	0.3
Medical-Wholesale Drug Distribution	0.3
Power Converter/Supply Equipment	0.3
Telecommunication Equipment	0.3
Engines-Internal Combustion	0.3
Computers-Integrated Systems	0.3
Chemicals-Diversified	0.3
Applications Software	0.3
Repurchase Agreements	0.2
Transactional Software	0.2
Drug Delivery Systems	0.2
Satellite Telecom	0.2
Television	0.2
Building Products-Cement	0.2
Diagnostic Kits	0.2
Steel-Producers	0.2
Internet Security	0.2
Electronic Measurement Instruments	0.2
Web Hosting/Design	0.2
Insurance-Multi-line	0.2
Miscellaneous Manufacturing	0.2
Retail-Pawn Shops	0.2
Medical Information Systems	0.2
Publishing-Books	0.2
Internet Application Software	0.2
Linen Supply & Related Items	0.2
Medical-Generic Drugs	0.2
Disposable Medical Products	0.2
Computer Software	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Apparel Manufacturers	0.2%
Metal Processors & Fabrication	0.2
Telecom Equipment-Fiber Optics	0.2
Electric Products-Misc.	0.1
Investment Management/Advisor Services	0.1
Tobacco	0.1
Medical-Hospitals	0.1
Independent Power Producers	0.1
Transport-Air Freight	0.1
Building Products-Wood	0.1
Hotels/Motels	0.1
Building Products-Doors & Windows	0.1
Rubber/Plastic Products	0.1
Retail-Misc./Diversified	0.1
Building-Residential/Commercial	0.1
Casino Hotels	0.1
Chemicals-Fibers	0.1
Banks-Mortgage	0.1
Food-Dairy Products	0.1
Medical-Nursing Homes	0.1
Electronic Design Automation	0.1
Security Services	0.1
Computers-Periphery Equipment	0.1
Food-Wholesale/Distribution	0.1
Food-Retail	0.1
Metal-Aluminum	0.1
Patient Monitoring Equipment	0.1
Aerospace/Defense	0.1
Instruments-Controls	0.1
Building-Maintenance & Services	0.1
Office Furnishings-Original	0.1
Audio/Video Products	0.1
Publishing-Newspapers	0.1
Environmental Consulting & Engineering	0.1
Retail-Jewelry	0.1
Housewares	0.1
Funeral Services & Related Items	0.1
Resorts/Theme Parks	0.1
Identification Systems	0.1
Machinery-Construction & Mining	0.1
Internet Connectivity Services	0.1
Retail-Vitamins & Nutrition Supplements	0.1
E-Commerce/Services	0.1
Diagnostic Equipment	0.1
Protection/Safety	0.1
Athletic Equipment	0.1
Consulting Services	0.1
Retail-Sporting Goods	0.1
Diversified Minerals	0.1
Electric-Generation	0.1
Wire & Cable Products	0.1
Financial Guarantee Insurance	0.1
Oil Refining & Marketing	0.1
Firearms & Ammunition	0.1
Platinum	0.1
Building-Heavy Construction	0.1
Optical Recognition Equipment	0.1
Electronic Security Devices	0.1
Machinery-Electrical	0.1
Oil Field Machinery & Equipment	0.1
Retail-Bookstores	0.1%
Building Products-Air & Heating	0.1
Machinery-Pumps	0.1
Appliances	0.1
Medical Laser Systems	0.1
Medical Imaging Systems	0.1
Pharmacy Services	0.1
Hazardous Waste Disposal	0.1
Computer Graphics	0.1
Banks-Fiduciary	0.1
Retail-Regional Department Stores	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Advertising Services — 0.0%
Marchex, Inc., Class B	24,300	$108,135
Sizmek, Inc.†	3,302	9,576
		117,711
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	3,460	97,987
Cubic Corp.	3,684	147,213
National Presto Industries, Inc.	818	68,499
		313,699
Aerospace/Defense-Equipment — 2.8%
AAR Corp.	39,958	929,823
Aerojet Rocketdyne Holdings, Inc.†	10,859	177,870
Astronics Corp.†	65,769	2,509,087
B/E Aerospace, Inc.	22,652	1,044,710
HEICO Corp.	37,419	2,250,005
Kaman Corp.	4,555	194,453
KLX, Inc.†	33,814	1,086,782
Moog, Inc., Class A†	10,726	489,964
		8,682,694
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	13,702	15,209
Agricultural Operations — 0.0%
Andersons, Inc.	4,431	139,178
Airlines — 0.7%
Alaska Air Group, Inc.	10,800	885,816
Allegiant Travel Co.	2,210	393,512
Hawaiian Holdings, Inc.†	15,014	708,511
SkyWest, Inc.	8,621	172,334
		2,160,173
Apparel Manufacturers — 0.2%
G-III Apparel Group, Ltd.†	6,757	330,350
Oxford Industries, Inc.	2,460	165,386
		495,736
Appliances — 0.1%
iRobot Corp.†	4,889	172,582
Applications Software — 0.3%
Ebix, Inc.	4,334	176,784
Epiq Systems, Inc.	5,463	82,054
MINDBODY, Inc., Class A†	14,900	198,617
Progress Software Corp.†	11,284	272,170
Tangoe, Inc.†	6,316	49,833
		779,458
Athletic Equipment — 0.1%
Nautilus, Inc.†	12,500	241,500
Audio/Video Products — 0.1%
Daktronics, Inc.	6,526	51,555
DTS, Inc.†	2,949	64,229
Universal Electronics, Inc.†	2,445	151,566
VOXX International Corp.†	7,260	32,452
		299,802
Auto Repair Centers — 1.1%
Monro Muffler Brake, Inc.	47,395	3,387,321
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	78,906	$1,214,363
Dana Holding Corp.	20,500	288,845
Gentherm, Inc.†	6,125	254,739
Superior Industries International, Inc.	3,901	86,134
Titan International, Inc.	7,369	39,645
Tower International, Inc.	11,300	307,360
		2,191,086
Auto/Truck Parts & Equipment-Replacement — 1.2%
Dorman Products, Inc.†	54,637	2,973,346
Douglas Dynamics, Inc.	27,600	632,316
Motorcar Parts of America, Inc.†	3,090	117,358
Standard Motor Products, Inc.	3,320	115,038
		3,838,058
B2B/E-Commerce — 0.0%
ePlus, Inc.†	984	79,222
Banks-Commercial — 8.5%
1st Source Corp.	4,640	147,738
Ameris Bancorp	4,687	138,642
BancFirst Corp.	6,700	382,101
BancorpSouth, Inc.	17,800	379,318
Bank of the Ozarks, Inc.	95,278	3,998,818
Banner Corp.	7,631	320,807
BBCN Bancorp, Inc.	19,316	293,410
Capital Bank Financial Corp., Class A	18,300	564,555
Cardinal Financial Corp.	5,459	111,091
Cathay General Bancorp, Class B	7,000	198,310
Central Pacific Financial Corp.	32,782	713,664
Chemical Financial Corp.	2,800	99,932
Citizens & Northern Corp.	1,900	37,772
City Holding Co.	6,926	330,924
CoBiz Financial, Inc.	4,800	56,736
Columbia Banking System, Inc.	9,737	291,331
Community Bank System, Inc.	7,398	282,678
CVB Financial Corp.	46,781	816,328
Eagle Bancorp, Inc.†	74,912	3,595,776
East West Bancorp, Inc.	355	11,530
FCB Financial Holdings, Inc.†	9,300	309,318
First BanCorp†	19,585	57,188
First Commonwealth Financial Corp.	52,000	460,720
First Financial Bancorp	11,094	201,689
First Financial Bankshares, Inc. Class A	11,133	329,314
First Interstate BancSystem, Inc. Class A	2,200	61,886
First Midwest Bancorp, Inc.	13,207	237,990
First NBC Bank Holding Co.†	2,670	54,975
FNB Corp.	11,000	143,110
Fulton Financial Corp.	7,600	101,688
Glacier Bancorp, Inc.	12,829	326,113
Great Western Bancorp, Inc.	4,900	133,623
Guaranty Bancorp	3,000	46,380
Hanmi Financial Corp.	5,422	119,392
Home BancShares, Inc.	43,447	1,779,155
Independent Bank Corp.	4,434	203,787
LegacyTexas Financial Group, Inc.	97,007	1,906,188

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
MainSource Financial Group, Inc.	2,400	$50,616
MB Financial, Inc.	11,585	375,933
National Penn Bancshares, Inc.	28,657	304,911
NBT Bancorp, Inc.	7,272	195,980
OFG Bancorp	26,797	187,311
Old National Bancorp	19,275	234,962
PacWest Bancorp	4,800	178,320
Pinnacle Financial Partners, Inc.	5,952	292,005
S&T Bancorp, Inc.	5,870	151,211
Sierra Bancorp	2,000	36,300
Simmons First National Corp., Class A	7,713	347,625
Southside Bancshares, Inc.	5,251	136,894
Southwest Bancorp, Inc.	3,600	54,180
Suffolk Bancorp	9,402	237,307
Talmer Bancorp, Inc., Class A	10,702	193,599
TCF Financial Corp.	18,000	220,680
Texas Capital Bancshares, Inc.†	7,737	296,946
Tompkins Financial Corp.	2,071	132,544
TrustCo Bank Corp.	16,081	97,451
UMB Financial Corp.	9,799	505,922
Union Bankshares Corp.	25,163	619,765
United Bankshares, Inc.	10,919	400,727
United Community Banks, Inc.	10,272	189,724
Webster Financial Corp.	1,700	61,030
West Bancorporation, Inc.	6,800	123,964
Westamerica Bancorporation	25,105	1,222,865
Wilshire Bancorp, Inc.	25,034	257,850
Wintrust Financial Corp.	8,166	362,080
		26,712,679
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	14,077	161,182
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	15,288	371,040
Batteries/Battery Systems — 1.0%
EnerSys	53,711	2,992,777
Brewery — 0.5%
Boston Beer Co., Inc., Class A†	7,685	1,422,263
Broadcast Services/Program — 0.3%
MSG Networks, Inc., Class A†	40,197	695,006
Nexstar Broadcasting Group, Inc., Class A	6,200	274,474
World Wrestling Entertainment, Inc., Class A	5,776	102,004
		1,071,484
Building & Construction Products-Misc. — 1.4%
Drew Industries, Inc.	43,538	2,806,460
Gibraltar Industries, Inc.†	15,313	437,952
Patrick Industries, Inc.†	13,001	590,115
Quanex Building Products Corp.	5,770	100,167
Simpson Manufacturing Co., Inc.	6,922	264,213
Trex Co., Inc.†	5,211	249,763
		4,448,670
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. — 0.3%
Aegion Corp.†	5,962	$125,739
Comfort Systems USA, Inc.	6,311	200,500
Dycom Industries, Inc.†	5,547	358,725
MYR Group, Inc.†	3,277	82,285
TopBuild Corp.†	6,381	189,771
		957,020
Building Products-Air & Heating — 0.1%
AAON, Inc.	6,709	187,852
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	16,900	313,664
Headwaters, Inc.†	12,482	247,643
US Concrete, Inc.†	2,331	138,881
		700,188
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	4,870	213,744
Griffon Corp.	6,405	98,957
PGT, Inc.†	8,204	80,728
		393,429
Building Products-Wood — 0.1%
Boise Cascade Co.†	6,539	135,488
Universal Forest Products, Inc.	3,396	291,445
		426,933
Building-Heavy Construction — 0.1%
MasTec, Inc.†	9,500	192,280
Orion Marine Group, Inc.†	4,600	23,828
		216,108
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	9,432	304,748
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	4,549	102,125
Building-Residential/Commercial — 0.1%
Installed Building Products, Inc.†	2,803	74,588
M/I Homes, Inc.†	4,157	77,528
Meritage Homes Corp.†	6,239	227,474
		379,590
Casino Hotels — 0.1%
Boyd Gaming Corp.†	16,667	344,340
Monarch Casino & Resort, Inc.†	1,804	35,106
		379,446
Casino Services — 0.0%
Scientific Games Corp., Class A†	8,462	79,797
Chemicals-Diversified — 0.3%
Aceto Corp.	4,983	117,400
Innophos Holdings, Inc.	10,053	310,738
Innospec, Inc.	4,048	175,521
Koppers Holdings, Inc.†	3,466	77,881
Olin Corp.	6,200	107,694
		789,234
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	39,229	372,675

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Other — 0.0%
American Vanguard Corp.	4,335	$68,406
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	4,940	134,467
Chemicals-Specialty — 1.4%
Balchem Corp.	43,113	2,673,868
Calgon Carbon Corp.	8,517	119,408
Chemours Co.	30,583	214,081
H.B. Fuller Co.	8,429	357,811
Hawkins, Inc.	1,603	57,852
Kraton Performance Polymers, Inc.†	5,165	89,355
Minerals Technologies, Inc.	9,000	511,650
OMNOVA Solutions, Inc.†	21,000	116,760
Quaker Chemical Corp.	2,227	188,983
Stepan Co.	3,081	170,349
		4,500,117
Circuit Boards — 0.0%
Park Electrochemical Corp.	3,415	54,674
TTM Technologies, Inc.†	10,898	72,472
		127,146
Coal — 0.0%
Cloud Peak Energy, Inc.†	10,314	20,112
SunCoke Energy, Inc.	10,993	71,455
		91,567
Commercial Services — 0.3%
Healthcare Services Group, Inc.	12,170	447,978
HMS Holdings Corp.†	29,565	424,258
Medifast, Inc.	2,666	80,486
Nutrisystem, Inc.	4,960	103,515
		1,056,237
Commercial Services-Finance — 1.2%
Cardtronics, Inc.†	7,620	274,244
EVERTEC, Inc.	2,800	39,144
Green Dot Corp., Class A†	7,605	174,687
Heartland Payment Systems, Inc.	10,538	1,017,655
LendingTree, Inc.†	1,161	113,522
Vantiv, Inc., Class A†	3,900	210,132
WEX, Inc.†	21,642	1,804,077
		3,633,461
Communications Software — 0.0%
Digi International, Inc.†	4,351	41,030
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	32,600	1,177,838
Computer Data Security — 0.0%
Qualys, Inc.†	4,064	102,860
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	6,748	161,412
Computer Services — 2.4%
Barracuda Networks, Inc.†	10,900	167,860
CACI International, Inc., Class A†	4,089	436,296
Ciber, Inc.†	12,174	25,687
Convergys Corp.	35,400	983,058
Engility Holdings, Inc.†	2,913	54,648
Security Description	Shares	Value (Note 2)
Computer Services (continued)
ExlService Holdings, Inc.†	5,588	$289,458
Insight Enterprises, Inc.†	10,453	299,374
LivePerson, Inc.†	8,310	48,614
Manhattan Associates, Inc.†	68,975	3,922,608
Science Applications International Corp.	9,400	501,396
Sykes Enterprises, Inc.†	6,565	198,132
TeleTech Holdings, Inc.	2,775	77,034
Unisys Corp.†	39,800	306,460
Virtusa Corp.†	4,574	171,342
		7,481,967
Computer Software — 0.2%
Blackbaud, Inc.	7,920	498,089
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,556	26,097
Cray, Inc.†	6,861	287,544
Mercury Systems, Inc.†	5,579	113,254
MTS Systems Corp.	2,489	151,456
Super Micro Computer, Inc.†	6,201	211,330
		789,681
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	7,949	336,958
Consulting Services — 0.1%
Forrester Research, Inc.	1,675	56,297
Franklin Covey Co.†	3,300	58,047
Navigant Consulting, Inc.†	7,994	126,385
		240,729
Consumer Products-Misc. — 0.8%
Central Garden & Pet Co.†	1,667	27,239
Central Garden & Pet Co., Class A†	5,553	90,458
CSS Industries, Inc.	3,900	108,927
Helen of Troy, Ltd.†	16,615	1,722,809
Tumi Holdings, Inc.†	9,432	252,966
WD-40 Co.	2,258	243,887
		2,446,286
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	68,600	881,510
KapStone Paper and Packaging Corp.	14,462	200,299
		1,081,809
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,875	88,837
Data Processing/Management — 0.6%
CSG Systems International, Inc.	23,313	1,052,815
Fair Isaac Corp.	6,400	678,976
		1,731,791
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	2,972	108,240
Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	18,884	264,565
Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	7,091	146,146
Quidel Corp.†	31,800	548,868
		695,014

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Direct Marketing — 0.0%
Harte-Hanks, Inc.	7,952	$20,119
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	2,446	254,629
Merit Medical Systems, Inc.†	7,464	138,009
Utah Medical Products, Inc.	1,800	112,572
		505,210
Distribution/Wholesale — 0.5%
Core-Mark Holding Co., Inc.	3,902	318,247
Essendant, Inc.	32,087	1,024,538
ScanSource, Inc.†	4,420	178,479
Titan Machinery, Inc.†	12,400	143,344
Veritiv Corp.†	1,376	51,270
		1,715,878
Diversified Manufacturing Operations — 1.3%
Actuant Corp., Class A	9,932	245,420
AZZ, Inc.	4,357	246,606
Barnes Group, Inc.	8,543	299,261
Blount International, Inc.†	3,700	36,926
Colfax Corp.†	26,840	767,356
EnPro Industries, Inc.	3,700	213,416
Fabrinet†	5,151	166,635
Federal Signal Corp.	10,526	139,575
GP Strategies Corp.†	50,581	1,385,919
Harsco Corp.	13,505	73,602
LSB Industries, Inc.†	3,404	43,401
Lydall, Inc.†	2,886	93,853
SPX Corp.	7,058	106,011
Standex International Corp.	2,164	168,381
Tredegar Corp.	4,188	65,835
		4,052,197
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	10,475	237,992
Diversified Operations/Commercial Services — 0.5%
Colliers International Group, Inc.	39,610	1,499,635
Viad Corp.	3,395	98,998
		1,598,633
Drug Delivery Systems — 0.2%
BioDelivery Sciences International, Inc.†	21,600	69,768
Depomed, Inc.†	10,269	143,047
Heron Therapeutics, Inc.†	7,000	132,930
Nektar Therapeutics†	22,922	315,178
Revance Therapeutics, Inc.†	3,800	66,348
		727,271
E-Commerce/Products — 0.0%
Blue Nile, Inc.	1,963	50,469
FTD Cos., Inc.†	3,094	81,217
		131,686
E-Commerce/Services — 0.1%
Stamps.com, Inc.†	2,536	269,526
Security Description	Shares	Value (Note 2)
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	4,129	$21,388
QuinStreet, Inc.†	6,025	20,606
		41,994
E-Services/Consulting — 0.0%
Perficient, Inc.†	6,064	131,710
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	3,767	463,755
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	6,500	117,000
Electric-Generation — 0.1%
Atlantic Power Corp.	96,700	237,882
Electric-Integrated — 1.0%
ALLETE, Inc.	7,784	436,449
Avista Corp.	12,638	515,377
El Paso Electric Co.	15,226	698,569
NorthWestern Corp.	10,424	643,682
PNM Resources, Inc.	6,200	209,064
Portland General Electric Co.	12,500	493,625
		2,996,766
Electronic Components-Misc. — 1.7%
Bel Fuse, Inc., Class B	1,491	21,769
Benchmark Electronics, Inc.†	10,300	237,415
CTS Corp.	5,493	86,460
Methode Electronics, Inc.	6,224	181,990
OSI Systems, Inc.†	47,764	3,128,064
Plexus Corp.†	5,628	222,418
Rogers Corp.†	3,030	181,406
Sanmina Corp.†	23,915	559,133
Stoneridge, Inc.†	27,000	393,120
Vishay Intertechnology, Inc.	7,900	96,459
ZAGG, Inc.†	13,700	123,437
		5,231,671
Electronic Components-Semiconductors — 1.3%
Alpha & Omega Semiconductor, Ltd.†	12,400	146,940
CEVA, Inc.†	3,447	77,558
Diodes, Inc.†	6,495	130,550
DSP Group, Inc.†	3,649	33,279
Intersil Corp., Class A	23,900	319,543
InvenSense, Inc.†	104,800	880,320
Kopin Corp.†	10,568	17,543
Microsemi Corp.†	2,027	77,654
Monolithic Power Systems, Inc.	6,236	396,859
QLogic Corp.†	13,968	187,730
Rambus, Inc.†	18,466	253,907
Rovi Corp.†	64,136	1,315,429
Semtech Corp.†	10,943	240,637
Silicon Laboratories, Inc.†	1,500	67,440
		4,145,389
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	17,300	351,709

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	2,449	$162,883
ESCO Technologies, Inc.	4,354	169,719
FARO Technologies, Inc.†	2,797	90,091
Itron, Inc.†	6,390	266,591
		689,284
Electronic Parts Distribution — 0.3%
Tech Data Corp.†	13,100	1,005,687
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	1,208	33,450
TASER International, Inc.†	9,054	177,730
		211,180
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	3,833	45,191
Green Plains, Inc.	6,098	97,324
Renewable Energy Group, Inc.†	5,000	47,200
REX American Resources Corp.†	22,171	1,229,826
		1,419,541
Engineering/R&D Services — 0.7%
Argan, Inc.	11,200	393,792
EMCOR Group, Inc.	28,128	1,367,021
Exponent, Inc.	4,337	221,230
VSE Corp.	4,700	319,083
		2,301,126
Engines-Internal Combustion — 0.3%
Briggs & Stratton Corp.	33,675	805,506
Enterprise Software/Service — 1.5%
ManTech International Corp., Class A	4,129	132,087
MicroStrategy, Inc., Class A†	1,579	283,778
Omnicell, Inc.†	6,042	168,390
Open Text Corp.	36,340	1,882,412
Tyler Technologies, Inc.†	16,395	2,108,561
Xactly Corp.†	18,200	124,670
		4,699,898
Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	54,601	2,056,820
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	9,885	294,771
Finance-Auto Loans — 1.2%
Credit Acceptance Corp.†	20,253	3,676,932
Finance-Consumer Loans — 1.2%
Encore Capital Group, Inc.†	3,966	102,085
Enova International, Inc.†	4,528	28,572
Nelnet, Inc., Class A	5,900	232,283
PRA Group, Inc.†	114,270	3,358,395
World Acceptance Corp.†	1,429	54,187
		3,775,522
Finance-Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	36,100	137,541
Diamond Hill Investment Group, Inc.	2,937	520,906
Evercore Partners, Inc., Class A	6,698	346,621
Greenhill & Co., Inc.	4,674	103,763
Interactive Brokers Group, Inc., Class A	9,818	386,044
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
INTL. FCStone, Inc.†	2,606	$69,658
Investment Technology Group, Inc.	18,229	402,861
KCG Holdings, Inc., Class A†	14,100	168,495
Piper Jaffray Cos.†	2,517	124,743
		2,260,632
Finance-Other Services — 0.3%
MarketAxess Holdings, Inc.	5,800	724,014
WageWorks, Inc.†	6,061	306,747
		1,030,761
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	18,400	141,128
NMI Holdings, Inc., Class A†	17,700	89,385
		230,513
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	3,195	218,474
Food-Canned — 0.5%
Seneca Foods Corp., Class A†	2,713	94,250
TreeHouse Foods, Inc.†	16,538	1,434,671
		1,528,921
Food-Dairy Products — 0.1%
Dean Foods Co.	21,200	367,184
Food-Misc./Diversified — 1.0%
B&G Foods, Inc.	16,561	576,488
Cal-Maine Foods, Inc.	5,231	271,541
Darling Ingredients, Inc.†	115,482	1,520,898
J&J Snack Foods Corp.	2,489	269,509
Pinnacle Foods, Inc.	9,900	442,332
		3,080,768
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	7,400	277,500
Smart & Final Stores, Inc.†	2,400	38,880
		316,380
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	2,492	142,193
SpartanNash Co.	6,287	190,559
		332,752
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	12,311	118,432
Iconix Brand Group, Inc.†	8,160	65,688
Steven Madden, Ltd.†	9,378	347,361
Wolverine World Wide, Inc.	16,844	310,266
		841,747
Forestry — 0.0%
Deltic Timber Corp.	1,803	108,450
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	5,567	286,533
Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc.†	41,600	582,400
Pinnacle Entertainment, Inc.†	10,264	360,266
		942,666

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution — 1.2%
AGL Resources, Inc.	3,900	$254,046
Laclede Group, Inc.	12,222	828,041
New Jersey Resources Corp.	8,100	295,083
Northwest Natural Gas Co.	4,626	249,110
Piedmont Natural Gas Co., Inc.	18,500	1,106,855
South Jersey Industries, Inc.	11,645	331,300
Southwest Gas Corp.	12,202	803,502
		3,867,937
Golf — 0.0%
Callaway Golf Co.	15,811	144,196
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	3,670	162,067
Health Care Cost Containment — 0.4%
CorVel Corp.†	23,466	925,030
ExamWorks Group, Inc.†	6,576	194,386
HealthEquity, Inc.†	5,927	146,219
		1,265,635
Home Furnishings — 0.3%
American Woodmark Corp.†	2,305	171,930
Ethan Allen Interiors, Inc.	4,314	137,271
La-Z-Boy, Inc.	8,413	224,964
Leggett & Platt, Inc.	7,000	338,800
Select Comfort Corp.†	8,200	158,998
		1,031,963
Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	14,679	139,304
Diamond Resorts International, Inc.†	5,200	126,360
Interval Leisure Group, Inc.	6,592	95,188
Marcus Corp.	3,196	60,564
		421,416
Housewares — 0.1%
NACCO Industries, Inc., Class A	5,000	287,050
Human Resources — 1.4%
AMN Healthcare Services, Inc.†	8,063	270,997
Barrett Business Services, Inc.	10,996	316,135
CDI Corp.	2,459	15,443
Cross Country Healthcare, Inc.†	51,193	595,375
Heidrick & Struggles International, Inc.	2,914	69,062
Insperity, Inc.	2,724	140,912
Kelly Services, Inc., Class A	5,010	95,791
Korn/Ferry International	9,659	273,253
Monster Worldwide, Inc.†	15,160	49,422
On Assignment, Inc.†	57,472	2,121,866
Resources Connection, Inc.	6,261	97,421
TrueBlue, Inc.†	7,087	185,325
		4,231,002
Identification Systems — 0.1%
Brady Corp., Class A	7,874	211,338
Checkpoint Systems, Inc.†	6,997	70,810
		282,148
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	10,700	441,268
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	4,400	$145,156
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	5,530	304,869
Insurance Brokers — 0.0%
eHealth, Inc.†	2,810	26,386
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	31,204	524,227
CNO Financial Group, Inc.	27,700	496,384
Primerica, Inc.	7,100	316,163
		1,336,774
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	6,811	215,841
Kemper Corp.	8,700	257,259
United Fire Group, Inc.	3,569	156,393
		629,493
Insurance-Property/Casualty — 4.7%
Ambac Financial Group, Inc.†	1,300	20,540
AMERISAFE, Inc.	3,226	169,494
AmTrust Financial Services, Inc.	150,175	3,886,529
Employers Holdings, Inc.	5,432	152,856
First American Financial Corp.	2,400	91,464
Global Indemnity PLC†	1,700	52,921
HCI Group, Inc.	1,509	50,250
Infinity Property & Casualty Corp.	1,867	150,293
National General Holdings Corp.	215,666	4,656,229
Navigators Group, Inc.†	5,751	482,336
ProAssurance Corp.	15,050	761,530
RLI Corp.	52,496	3,509,883
Safety Insurance Group, Inc.	2,367	135,061
Selective Insurance Group, Inc.	9,710	355,483
Stewart Information Services Corp.	4,859	176,285
United Insurance Holdings Corp.	3,011	57,841
Universal Insurance Holdings, Inc.	5,387	95,889
		14,804,884
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	2,000	95,400
RenaissanceRe Holdings, Ltd.	100	11,983
		107,383
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	172,400	543,060
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	6,937	270,751
Internet Content-Information/News — 0.3%
DHI Group, Inc.†	7,009	56,563
HealthStream, Inc.†	4,110	90,790
WebMD Health Corp.†	11,200	701,456
XO Group, Inc.†	3,982	63,911
		912,720
Internet Security — 0.2%
AVG Technologies NV†	14,300	296,725
Mimecast, Ltd.†	9,200	89,516

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security (continued)
Rapid7, Inc.†	5,300	$69,271
VASCO Data Security International, Inc.†	15,375	236,775
		692,287
Internet Telephone — 0.0%
8x8, Inc.†	14,915	150,045
Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	2,908	24,689
Federated Investors, Inc., Class B	2,600	75,010
Financial Engines, Inc.	8,728	274,321
Virtus Investment Partners, Inc.	1,106	86,390
		460,410
Lasers-System/Components — 0.3%
Coherent, Inc.†	5,580	512,802
Electro Scientific Industries, Inc.†	4,671	33,398
II-VI, Inc.†	8,883	192,850
Newport Corp.†	6,513	149,799
Rofin-Sinar Technologies, Inc.†	4,807	154,881
		1,043,730
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	3,355	245,754
UniFirst Corp.	2,575	280,984
		526,738
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	3,178	148,317
Hyster-Yale Materials Handling, Inc.	1,900	126,540
		274,857
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	6,453	207,593
Machinery-Farming — 0.0%
Lindsay Corp.	1,878	134,484
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	4,856	182,537
Applied Industrial Technologies, Inc.	12,719	552,005
Chart Industries, Inc.†	5,158	112,032
DXP Enterprises, Inc.†	15,539	272,865
Kadant, Inc.	9,900	447,084
Tennant Co.	2,976	153,204
		1,719,727
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	7,020	176,062
Medical Imaging Systems — 0.1%
Analogic Corp.	2,094	165,447
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,787	93,138
Medidata Solutions, Inc.†	9,503	367,861
Quality Systems, Inc.	7,494	114,209
		575,208
Security Description	Shares	Value (Note 2)
Medical Instruments — 0.8%
Abaxis, Inc.	3,589	$162,905
AngioDynamics, Inc.†	4,466	54,887
CONMED Corp.	6,446	270,345
CryoLife, Inc.	4,297	46,193
Integra LifeSciences Holdings Corp.†	4,866	327,774
LivaNova PLC†	6,500	350,870
Natus Medical, Inc.†	5,590	214,824
NuVasive, Inc.†	12,979	631,428
SurModics, Inc.†	21,035	387,254
Vascular Solutions, Inc.†	2,927	95,215
		2,541,695
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	3,875	170,965
Medical Products — 0.7%
Cantel Medical Corp.	6,048	431,585
Greatbatch, Inc.†	4,256	151,684
Haemonetics Corp.†	8,574	299,918
Invacare Corp.	5,099	67,154
Luminex Corp.†	6,475	125,615
MiMedx Group, Inc.†	16,542	144,577
Orthofix International NV†	13,530	561,766
Penumbra, Inc.†	800	36,800
Wright Medical Group NV†	22,143	367,574
Zeltiq Aesthetics, Inc.†	5,396	146,555
		2,333,228
Medical-Biomedical/Gene — 1.4%
Acorda Therapeutics, Inc.†	7,714	204,035
Aduro Biotech, Inc.†	1,300	16,653
Aegerion Pharmaceuticals, Inc.†	10,300	38,110
AMAG Pharmaceuticals, Inc.†	5,859	137,101
ANI Pharmaceuticals, Inc.†	1,274	42,883
Applied Genetic Technologies Corp.†	700	9,786
Ardelyx, Inc.†	2,700	20,979
Arrowhead Pharmaceuticals, Inc.†	29,200	140,744
Atara Biotherapeutics, Inc.†	4,600	87,538
Avalanche Biotechnologies, Inc.†	3,800	19,646
Bellicum Pharmaceuticals, Inc.†	11,600	108,460
Blueprint Medicines Corp.†	3,700	66,785
Cambrex Corp.†	7,662	337,128
ChemoCentryx, Inc.†	6,300	15,687
Coherus Biosciences, Inc.†	6,300	133,749
Dimension Therapeutics, Inc.†	8,100	63,423
Edge Therapeutics, Inc.†	8,900	81,435
Emergent BioSolutions, Inc.†	5,192	188,729
Halozyme Therapeutics, Inc.†	9,000	85,230
Idera Pharmaceuticals, Inc.†	16,200	32,076
Infinity Pharmaceuticals, Inc.†	16,500	86,955
Karyopharm Therapeutics, Inc.†	12,800	114,176
Kite Pharma, Inc.†	2,300	105,593
Ligand Pharmaceuticals, Inc.†	3,057	327,374
MacroGenics, Inc.†	5,400	101,250
Medicines Co.†	11,709	371,995
Merrimack Pharmaceuticals, Inc.†	11,600	97,092
Momenta Pharmaceuticals, Inc.†	10,464	96,687
Nivalis Therapeutics, Inc.†	11,700	48,789

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Prothena Corp. PLC†	6,500	$267,540
PTC Therapeutics, Inc.†	13,900	89,516
Repligen Corp.†	5,570	149,388
Sage Therapeutics, Inc.†	4,800	153,888
Spark Therapeutics, Inc.†	4,600	135,746
Spectrum Pharmaceuticals, Inc.†	9,992	63,549
Tokai Pharmaceuticals, Inc.†	7,300	40,953
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	3,000	189,930
Versartis, Inc.†	4,700	37,694
		4,308,292
Medical-Drugs — 1.1%
ACADIA Pharmaceuticals, Inc.†	12,100	338,316
Adamas Pharmaceuticals, Inc.†	7,900	114,234
Aimmune Therapeutics, Inc.†	3,100	42,036
Amicus Therapeutics, Inc.†	24,700	208,715
Anacor Pharmaceuticals, Inc.†	4,100	219,145
Chiasma, Inc.†	4,800	43,968
Chimerix, Inc.†	3,300	16,863
Dicerna Pharmaceuticals, Inc.†	1,800	9,648
Enanta Pharmaceuticals, Inc.†	2,234	65,613
FibroGen, Inc.†	7,300	155,417
Global Blood Therapeutics, Inc.†	7,400	117,364
Immune Design Corp.†	6,100	79,300
Intra-Cellular Therapies, Inc.†	1,000	27,800
Lannett Co., Inc.†	4,695	84,181
Ophthotech Corp.†	3,600	152,172
Orexigen Therapeutics, Inc.†	40,700	22,902
Pacira Pharmaceuticals, Inc.†	4,300	227,814
PharMerica Corp.†	5,146	113,778
Prestige Brands Holdings, Inc.†	16,995	907,363
Radius Health, Inc.†	4,600	144,624
Relypsa, Inc.†	5,300	71,815
Sagent Pharmaceuticals, Inc.†	4,042	49,191
Supernus Pharmaceuticals, Inc.†	5,774	88,054
Synergy Pharmaceuticals, Inc.†	55,600	153,456
TherapeuticsMD, Inc.†	4,500	28,800
		3,482,569
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	7,100	85,200
Avexis, Inc.†	2,600	70,824
Impax Laboratories, Inc.†	11,508	368,486
		524,510
Medical-HMO — 0.5%
Centene Corp.†	10,575	651,103
Magellan Health, Inc.†	4,168	283,132
Molina Healthcare, Inc.†	9,200	593,308
		1,527,543
Medical-Hospitals — 0.1%
Adeptus Health, Inc., Class A†	4,321	239,989
Select Medical Holdings Corp.	17,709	209,143
		449,132
Security Description	Shares	Value (Note 2)
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	7,954	$180,078
Kindred Healthcare, Inc.	14,131	174,518
		354,596
Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	4,000	68,760
Air Methods Corp.†	5,797	209,967
Almost Family, Inc.†	1,459	54,333
Amedisys, Inc.†	4,772	230,679
Amsurg Corp.†	2,900	216,340
Chemed Corp.	2,864	387,929
LHC Group, Inc.†	2,182	77,592
Providence Service Corp.†	2,126	108,575
		1,354,175
Medical-Wholesale Drug Distribution — 0.3%
Owens & Minor, Inc.	20,700	836,694
Metal Processors & Fabrication — 0.2%
CIRCOR International, Inc.	2,761	128,083
Haynes International, Inc.	2,105	76,832
Mueller Industries, Inc.	9,638	283,550
		488,465
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	1,533	26,536
Metal-Aluminum — 0.1%
Century Aluminum Co.†	8,365	58,973
Kaiser Aluminum Corp.	3,034	256,495
		315,468
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	10,623	318,159
John Bean Technologies Corp.	4,930	278,101
		596,260
MRI/Medical Diagnostic Imaging — 0.5%
Alliance HealthCare Services, Inc.†	16,500	118,635
Surgical Care Affiliates, Inc.†	28,758	1,330,920
		1,449,555
Multimedia — 0.0%
E.W. Scripps Co., Class A†	8,983	140,045
Networking Products — 0.7%
Anixter International, Inc.†	4,781	249,138
Black Box Corp.	2,594	34,941
Ixia†	10,392	129,484
LogMeIn, Inc.†	4,232	213,547
NETGEAR, Inc.†	14,866	600,140
Polycom, Inc.†	59,300	661,195
Ruckus Wireless, Inc.†	15,129	148,416
		2,036,861
Non-Ferrous Metals — 0.0%
Materion Corp.	3,374	89,344
Office Furnishings-Original — 0.1%
Interface, Inc.	16,209	300,515
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	103,900	933,022

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling — 0.0%
Atwood Oceanics, Inc.	9,829	$90,132
Parker Drilling Co.†	26,200	55,544
		145,676
Oil Companies-Exploration & Production — 0.6%
Bill Barrett Corp.†	95,206	592,181
Bonanza Creek Energy, Inc.†	6,877	10,934
Carrizo Oil & Gas, Inc.†	9,148	282,856
Contango Oil & Gas Co.†	2,945	34,722
Northern Oil and Gas, Inc.†	8,836	35,256
PDC Energy, Inc.†	7,654	455,030
Rex Energy Corp.†	41,477	31,867
Stone Energy Corp.†	66,386	52,445
Synergy Resources Corp.†	19,345	150,311
Unit Corp.†	18,603	163,892
		1,809,494
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	7,126	110,168
Flotek Industries, Inc.†	9,038	66,249
Gulf Island Fabrication, Inc.	2,258	17,725
		194,142
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,500	59,970
Alon USA Energy, Inc.	6,900	71,208
Western Refining, Inc.	3,200	93,088
		224,266
Oil-Field Services — 0.5%
Archrock, Inc.	17,010	136,080
Basic Energy Services, Inc.†	17,946	49,531
Bristow Group, Inc.	5,893	111,496
CARBO Ceramics, Inc.	3,327	47,243
Era Group, Inc.†	3,249	30,476
Gulfmark Offshore, Inc., Class A†	36,352	224,292
Helix Energy Solutions Group, Inc.†	16,864	94,438
Key Energy Services, Inc.†	74,900	27,668
Matrix Service Co.†	4,538	80,323
Newpark Resources, Inc.†	14,187	61,288
Pioneer Energy Services Corp.†	32,875	72,325
SEACOR Holdings, Inc.†	11,463	624,160
Tesco Corp.	6,622	57,015
TETRA Technologies, Inc.†	13,533	85,935
		1,702,270
Optical Recognition Equipment — 0.1%
Lumentum Holdings, Inc.†	7,971	214,978
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	2,942	142,716
Domtar Corp.	3,300	133,650
Neenah Paper, Inc.	28,548	1,817,366
P.H. Glatfelter Co.	7,325	151,847
Schweitzer-Mauduit International, Inc.	5,150	162,122
		2,407,701
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	7,510	314,218
Security Description	Shares	Value (Note 2)
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	5,968	$163,523
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	2,107	104,781
Physicians Practice Management — 0.0%
Healthways, Inc.†	5,300	53,477
Platinum — 0.1%
Stillwater Mining Co.†	20,411	217,377
Poultry — 0.3%
Pilgrim's Pride Corp.†	13,600	345,440
Sanderson Farms, Inc.	7,050	635,769
		981,209
Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	21,820	759,118
Powell Industries, Inc.	1,475	43,969
Vicor Corp.†	2,781	29,145
		832,232
Printing-Commercial — 0.3%
Deluxe Corp.	8,600	537,414
Ennis, Inc.	19,200	375,360
		912,774
Professional Sports — 0.7%
Madison Square Garden Co., Class A†	13,399	2,229,058
Protection/Safety — 0.1%
Landauer, Inc.	7,616	251,861
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	19,100	380,854
Scholastic Corp.	4,518	168,838
		549,692
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	19,573	296,335
Racetracks — 0.0%
Speedway Motorsports, Inc.	7,100	140,793
Real Estate Investment Trusts — 5.3%
Acadia Realty Trust	11,881	417,380
Agree Realty Corp.	3,236	124,489
American Assets Trust, Inc.	14,361	573,291
Armada Hoffler Properties, Inc.	1,100	12,375
ARMOUR Residential REIT, Inc.	11,800	254,054
Ashford Hospitality Prime, Inc.	930	10,853
Ashford Hospitality Trust, Inc.	3,400	21,692
Capstead Mtg. Corp.	65,178	644,610
CareTrust REIT, Inc.	9,551	121,298
CBL & Associates Properties, Inc.	8,500	101,150
Cedar Realty Trust, Inc.	12,610	91,170
Chesapeake Lodging Trust	10,131	268,066
CoreSite Realty Corp.	23,905	1,673,589
Cousins Properties, Inc.	36,070	374,407
CYS Investments, Inc.	117,600	957,264
DCT Industrial Trust, Inc.	3,950	155,907
DiamondRock Hospitality Co.	42,148	426,538
EastGroup Properties, Inc.	10,023	605,089
Education Realty Trust, Inc.	10,660	443,456
EPR Properties	4,900	326,438

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity LifeStyle Properties, Inc.	3,000	$218,190
FelCor Lodging Trust, Inc.	8,000	64,960
First Industrial Realty Trust, Inc.	4,200	95,508
Four Corners Property Trust, Inc.	9,080	162,986
Franklin Street Properties Corp.	22,235	235,913
GEO Group, Inc.	12,437	431,191
Getty Realty Corp.	4,429	87,827
Gladstone Commercial Corp.	1,700	27,846
Government Properties Income Trust	19,793	353,305
Gramercy Property Trust	10,400	87,880
Hersha Hospitality Trust	14,400	307,296
Hospitality Properties Trust	8,400	223,104
Kite Realty Group Trust	14,064	389,713
Lexington Realty Trust	35,697	306,994
LTC Properties, Inc.	19,526	883,356
Mack-Cali Realty Corp.	7,500	176,250
Medical Properties Trust, Inc.	40,105	520,563
Monogram Residential Trust, Inc.	7,400	72,964
National Retail Properties, Inc.	3,100	143,220
Parkway Properties, Inc.	13,741	215,184
Pennsylvania Real Estate Investment Trust	19,979	436,541
Post Properties, Inc.	4,400	262,856
Potlatch Corp.	15,200	478,800
PS Business Parks, Inc.	4,782	480,639
Ramco-Gershenson Properties Trust	15,200	274,056
Retail Opportunity Investments Corp.	16,793	337,875
RLJ Lodging Trust	21,400	489,632
Sabra Health Care REIT, Inc.	10,992	220,829
Saul Centers, Inc.	5,919	313,825
Silver Bay Realty Trust Corp.	1,900	28,215
Summit Hotel Properties, Inc.	17,335	207,500
Taubman Centers, Inc.	2,700	192,321
Universal Health Realty Income Trust	2,067	116,269
Urstadt Biddle Properties, Inc., Class A	4,463	93,500
		16,540,224
Real Estate Management/Services — 0.8%
FirstService Corp.	52,455	2,147,508
HFF, Inc., Class A	5,828	160,445
RE/MAX Holdings, Inc., Class A	2,965	101,699
		2,409,652
Real Estate Operations & Development — 0.4%
Alexander & Baldwin, Inc.	10,700	392,476
Forestar Group, Inc.†	59,017	769,582
St. Joe Co.†	1,700	29,155
		1,191,213
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	2,196	36,893
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	8,952	141,889
Research & Development — 1.1%
Albany Molecular Research, Inc.†	4,550	69,570
INC Research Holdings, Inc., Class A†	5,800	239,018
PAREXEL International Corp.†	51,722	3,244,521
		3,553,109
Security Description	Shares	Value (Note 2)
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	4,232	$285,660
Respiratory Products — 0.3%
Inogen, Inc.†	19,219	864,471
Retail-Apparel/Shoe — 1.3%
Abercrombie & Fitch Co., Class A	17,500	551,950
Buckle, Inc.	4,700	159,189
Caleres, Inc.	7,368	208,441
Cato Corp., Class A	4,410	170,005
Children's Place, Inc.	19,992	1,668,732
Express, Inc.†	12,108	259,232
Finish Line, Inc., Class A	7,479	157,807
Francesca's Holdings Corp.†	7,024	134,580
Genesco, Inc.†	3,725	269,131
Guess?, Inc.	6,100	114,497
Stein Mart, Inc.	4,929	36,130
Tailored Brands, Inc.	8,158	146,028
Vera Bradley, Inc.†	3,458	70,336
		3,946,058
Retail-Automobile — 1.5%
Asbury Automotive Group, Inc.†	13,766	823,758
Group 1 Automotive, Inc.	3,751	220,146
Lithia Motors, Inc., Class A	39,710	3,467,874
Sonic Automotive, Inc., Class A	4,875	90,090
		4,601,868
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	6,590	64,582
Barnes & Noble, Inc.	10,202	126,097
		190,679
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	4,567	59,919
Retail-Discount — 0.8%
Big Lots, Inc.	11,100	502,719
Fred's, Inc., Class A	5,919	88,252
HSN, Inc.	36,150	1,891,007
Tuesday Morning Corp.†	7,484	61,219
		2,543,197
Retail-Hair Salons — 0.3%
Regis Corp.†	67,733	1,028,864
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	3,393	71,796
Kirkland's, Inc.	2,612	45,736
		117,532
Retail-Jewelry — 0.1%
Movado Group, Inc.	10,563	290,799
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	4,086	79,554
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	9,198	380,245
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	8,626	333,309
EZCORP, Inc., Class A†	8,755	26,002
First Cash Financial Services, Inc.	4,762	219,338
		578,649

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,397	$60,840
Retail-Petroleum Products — 0.6%
World Fuel Services Corp.	38,533	1,871,933
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	1,300	110,383
Stage Stores, Inc.	5,153	41,533
		151,916
Retail-Restaurants — 1.5%
Biglari Holdings, Inc.†	178	66,164
BJ's Restaurants, Inc.†	3,332	138,511
Bloomin' Brands, Inc.	7,100	119,777
Bob Evans Farms, Inc.	9,339	436,038
Bravo Brio Restaurant Group, Inc.†	13,400	103,850
DineEquity, Inc.	3,612	337,469
Jack in the Box, Inc.	10,400	664,248
Papa John's International, Inc.	4,708	255,126
Popeyes Louisiana Kitchen, Inc.†	3,786	197,099
Red Robin Gourmet Burgers, Inc.†	2,298	148,152
Ruby Tuesday, Inc.†	33,362	179,488
Ruth's Hospitality Group, Inc.	5,672	104,422
Sonic Corp.	39,382	1,384,671
Texas Roadhouse, Inc.	10,636	463,517
		4,598,532
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	3,104	34,485
Hibbett Sports, Inc.†	3,842	137,928
Zumiez, Inc.†	3,375	67,230
		239,643
Retail-Video Rentals — 0.4%
Outerwall, Inc.	37,801	1,398,259
Retail-Vitamins & Nutrition Supplements — 0.1%
Flex Pharma, Inc.†	12,300	134,931
Vitamin Shoppe, Inc.†	4,348	134,614
		269,545
Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	34,300	1,269,786
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	6,361	81,802
Proto Labs, Inc.†	3,976	306,510
		388,312
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	34,900	603,770
Iridium Communications, Inc.†	13,634	107,300
		711,070
Savings & Loans/Thrifts — 1.4%
Astoria Financial Corp.	17,389	275,442
Banc of California, Inc.	7,554	132,195
Bank Mutual Corp.	7,147	54,103
BankFinancial Corp.	1,500	17,730
Beneficial Bancorp, Inc.†	7,299	99,923
BofI Holding, Inc.†	9,672	206,400
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Brookline Bancorp, Inc.	11,870	$130,689
Capitol Federal Financial, Inc.	1,700	22,542
Charter Financial Corp.	6,400	86,400
Dime Community Bancshares, Inc.	5,167	91,043
Flushing Financial Corp.	6,000	129,720
Investors Bancorp, Inc.	19,600	228,144
Meridian Bancorp, Inc.	49,500	689,040
Northfield Bancorp, Inc.	53,993	887,645
Northwest Bancshares, Inc.	17,161	231,845
OceanFirst Financial Corp.	5,600	99,008
Oritani Financial Corp.	19,164	325,213
Provident Financial Services, Inc.	9,985	201,597
Sterling Bancorp	20,243	322,471
		4,231,150
Schools — 0.4%
American Public Education, Inc.†	2,706	55,825
Capella Education Co.	1,801	94,805
Career Education Corp.†	11,483	52,133
K12, Inc.†	7,800	77,142
Strayer Education, Inc.†	18,359	895,001
Universal Technical Institute, Inc.	3,555	15,322
		1,190,228
Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	4,300	63,683
Brink's Co.	8,243	276,882
		340,565
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	2,247	27,728
Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	10,643	387,512
Exar Corp.†	8,181	47,041
Integrated Device Technology, Inc.†	24,400	498,736
Power Integrations, Inc.	4,843	240,503
		1,173,792
Semiconductor Equipment — 0.8%
Brooks Automation, Inc.	11,540	120,016
Cabot Microelectronics Corp.	4,026	164,704
Cohu, Inc.	42,705	507,335
Kulicke & Soffa Industries, Inc.†	11,865	134,312
MKS Instruments, Inc.	8,981	338,135
Nanometrics, Inc.†	4,097	64,896
Rudolph Technologies, Inc.†	5,232	71,469
Tessera Technologies, Inc.	12,673	392,863
Ultratech, Inc.†	4,472	97,669
Veeco Instruments, Inc.†	6,740	131,295
Xcerra Corp.†	51,600	336,432
		2,359,126
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.	6,411	58,340
Steel-Producers — 0.2%
AK Steel Holding Corp.†	30,072	124,197
Commercial Metals Co.	4,100	69,577
Worthington Industries, Inc.	14,000	498,960
		692,734

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Storage/Warehousing — 0.8%
Mobile Mini, Inc.	7,519	$248,277
Wesco Aircraft Holdings, Inc.†	154,678	2,225,817
		2,474,094
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	60,817	198,871
Viavi Solutions, Inc.†	39,074	268,048
		466,919
Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	8,510	219,218
EarthLink Holdings Corp.	59,400	336,798
Lumos Networks Corp.†	3,873	49,729
Ooma, Inc.†	16,000	94,400
Spok Holdings, Inc.	3,483	60,987
Vonage Holdings Corp.†	7,000	31,990
West Corp.	16,100	367,402
		1,160,524
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	8,302	167,866
Comtech Telecommunications Corp.	2,723	63,637
Plantronics, Inc.	14,900	583,931
		815,434
Telephone-Integrated — 0.4%
Atlantic Tele-Network, Inc.	1,815	137,632
Cincinnati Bell, Inc.†	182,113	704,777
General Communication, Inc., Class A†	6,965	127,599
Windstream Holdings, Inc.	22,100	169,728
		1,139,736
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	22,900	704,175
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,995	36,728
Unifi, Inc.†	2,527	57,894
		94,622
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	2,416	108,044
aTyr Pharma, Inc.†	15,300	60,282
Axsome Therapeutics, Inc.†	11,300	97,180
Cara Therapeutics, Inc.†	3,400	21,148
Flexion Therapeutics, Inc.†	8,700	80,040
Mirati Therapeutics, Inc.†	5,600	119,840
Neurocrine Biosciences, Inc.†	7,100	280,805
Portola Pharmaceuticals, Inc.†	2,100	42,840
Proteostasis Therapeutics, Inc.†	5,000	48,200
Seres Therapeutics, Inc.†	3,700	98,272
Xencor, Inc.†	5,700	76,494
Zafgen, Inc.†	1,000	6,680
		1,039,825
Tobacco — 0.1%
Universal Corp.	8,030	456,184
Security Description	Shares	Value (Note 2)
Transactional Software — 0.2%
ACI Worldwide, Inc.†	15,200	$316,008
Bottomline Technologies de, Inc.†	6,390	194,831
Synchronoss Technologies, Inc.†	6,739	217,939
		728,778
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	10,154	429,210
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	4,388	121,284
Transport-Marine — 0.0%
Hornbeck Offshore Services, Inc.†	5,400	53,622
Tidewater, Inc.	7,920	54,094
		107,716
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	13,533	848,519
Transport-Services — 0.5%
Echo Global Logistics, Inc.†	4,204	114,181
Hub Group, Inc., Class A†	5,900	240,661
Matson, Inc.	29,325	1,177,985
		1,532,827
Transport-Truck — 0.6%
ArcBest Corp.	13,487	291,184
Celadon Group, Inc.	4,700	49,256
Forward Air Corp.	5,150	233,398
Heartland Express, Inc.	9,972	184,981
Knight Transportation, Inc.	10,336	270,286
Marten Transport, Ltd.	4,025	75,348
P.A.M. Transportation Services, Inc.†	1,998	61,538
Roadrunner Transportation Systems, Inc.†	5,097	63,509
Saia, Inc.†	4,211	118,540
Swift Transportation Co.†	9,900	184,437
USA Truck, Inc.†	17,600	331,584
		1,864,061
Veterinary Diagnostics — 1.1%
Neogen Corp.†	68,730	3,460,555
Phibro Animal Health Corp., Class A	3,118	84,311
		3,544,866
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,500	92,340
Water — 0.4%
American States Water Co.	23,958	942,987
California Water Service Group	8,072	215,684
		1,158,671
Web Hosting/Design — 0.2%
NIC, Inc.	10,295	185,619
Web.com Group, Inc.†	23,500	465,770
		651,389
Web Portals/ISP — 0.0%
Blucora, Inc.†	18,648	96,224
Wire & Cable Products — 0.1%
Encore Wire Corp.	3,488	135,788
General Cable Corp.	8,277	101,062
		236,850

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.7%
CalAmp Corp.†	6,164	$110,520
InterDigital, Inc.	15,875	883,444
Ubiquiti Networks, Inc.†	15,000	499,050
ViaSat, Inc.†	7,581	557,052
		2,050,066
Total Common Stocks (cost $285,787,861)		304,735,973
EXCHANGE-TRADED FUNDS — 1.2%
iShares Core S&P Small-Cap ETF (cost $3,504,514)	33,444	3,764,791
Total Long-Term Investment Securities (cost $289,292,375)		308,500,764
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 0.6%
SSgA Prime Money Market Fund 0.40%(3)	1,991,061	1,991,061
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/16	$2,022,000	2,022,000
Total Short-Term Investment Securities (cost $4,013,061)		4,013,061
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $790,000)	$790,000	$790,000
TOTAL INVESTMENTS (cost $294,095,436)(5)	100.0%	313,303,825
Liabilities in excess of other assets	(0.0)	(149,293)
NET ASSETS	100.0%	$313,154,532

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  The rate shown is the 7-day yield as of March 31, 2016.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
29	Long	Russell 2000 Mini Index	June 2016	$3,138,987	$3,217,840	$78,853

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,308,292	$—	$0	$4,308,292
Other Industries	300,427,681	—	—	300,427,681
Exchange-Traded Funds	3,764,791	—	—	3,764,791
Short-Term Investment Securities:
Registered Investment Companies	1,991,061	—	—	1,991,061
Time Deposits	—	2,022,000	—	2,022,000
Repurchase Agreements	—	790,000	—	790,000
Total Investment at Value	$310,491,825	$2,812,000	$0	$313,303,825
Other Financial Instruments:†
Futures Contracts	$78,853	$—	$—	$78,853

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Medical-Drugs	9.4%
Banks-Commercial	7.9
Diversified Banking Institutions	4.9
Telephone-Integrated	4.3
Insurance-Life/Health	3.2
Oil Companies-Integrated	3.2
Food-Misc./Diversified	2.2
Auto-Cars/Light Trucks	2.2
Cosmetics & Toiletries	2.1
Repurchase Agreements	2.0
Beverages-Wine/Spirits	1.9
Insurance-Multi-line	1.8
Auto/Truck Parts & Equipment-Original	1.5
Electronic Components-Semiconductors	1.5
Chemicals-Specialty	1.5
Cellular Telecom	1.5
Real Estate Investment Trusts	1.4
Soap & Cleaning Preparation	1.3
Transport-Rail	1.2
Cable/Satellite TV	1.2
Real Estate Operations & Development	1.2
Brewery	1.2
Electric-Integrated	1.1
Power Converter/Supply Equipment	1.1
Exchange-Traded Funds	1.1
Machinery-Electrical	1.1
Commercial Paper	1.0
Semiconductor Components-Integrated Circuits	0.9
Building & Construction Products-Misc.	0.9
Building-Residential/Commercial	0.9
Retail-Jewelry	0.9
Food-Retail	0.9
Chemicals-Diversified	0.8
Tobacco	0.8
Transport-Services	0.8
Investment Management/Advisor Services	0.8
Consumer Products-Misc.	0.8
Insurance-Property/Casualty	0.8
E-Commerce/Services	0.8
Oil Companies-Exploration & Production	0.8
Import/Export	0.8
Optical Supplies	0.7
Water	0.7
Electronic Measurement Instruments	0.7
Advertising Agencies	0.7
Electronic Components-Misc.	0.7
Gas-Distribution	0.6
Diversified Manufacturing Operations	0.6
Diversified Minerals	0.6
Commercial Services	0.6
Dialysis Centers	0.6
Web Portals/ISP	0.6
E-Commerce/Products	0.5
Semiconductor Equipment	0.5
Insurance-Reinsurance	0.5
Resorts/Theme Parks	0.5
Medical-Generic Drugs	0.5
Finance-Investment Banker/Broker	0.5
Internet Application Software	0.4
Retail-Drug Store	0.4
Food-Catering	0.4%
Metal-Diversified	0.4
Audio/Video Products	0.4
Retail-Apparel/Shoe	0.4
Retail-Major Department Stores	0.4
Aerospace/Defense	0.4
Finance-Credit Card	0.4
Satellite Telecom	0.4
Apparel Manufacturers	0.4
Rubber-Tires	0.4
Electric Products-Misc.	0.4
Building Products-Cement	0.4
Machinery-General Industrial	0.3
Oil Refining & Marketing	0.3
Retail-Building Products	0.3
Transport-Marine	0.3
Computer Services	0.3
Networking Products	0.3
Medical-Biomedical/Gene	0.3
Wireless Equipment	0.3
Finance-Other Services	0.2
Paper & Related Products	0.2
Enterprise Software/Service	0.2
Machine Tools & Related Products	0.2
Applications Software	0.2
Finance-Leasing Companies	0.2
Medical Products	0.2
Industrial Gases	0.2
Steel-Producers	0.2
Multimedia	0.2
Steel-Specialty	0.2
Building-Heavy Construction	0.2
Medical Labs & Testing Services	0.2
Telecom Services	0.2
Machinery-Construction & Mining	0.2
Real Estate Management/Services	0.1
Human Resources	0.1
Medical Instruments	0.1
Internet Content-Information/News	0.1
Casino Hotels	0.1
Agricultural Chemicals	0.1
Aerospace/Defense-Equipment	0.1
Textile-Apparel	0.1
E-Marketing/Info	0.1
Office Automation & Equipment	0.1
Instruments-Scientific	0.1
Investment Companies	0.1
Public Thoroughfares	0.1
Registered Investment Companies	0.1
Engineering/R&D Services	0.1
Metal Processors & Fabrication	0.1
Industrial Automated/Robotic	0.1
Athletic Footwear	0.1
Metal-Copper	0.1
Security Services	0.1
Photo Equipment & Supplies	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Farming	0.1
Shipbuilding	0.1
Electronics-Military	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Building Products-Air & Heating	0.1%
Toys	0.1
Transactional Software	0.1
Energy-Alternate Sources	0.1
Diversified Operations/Commercial Services	0.1
99.8%
Country Allocation*
Japan	20.0%
United Kingdom	19.6
France	10.6
Switzerland	8.4
Germany	7.6
United States	4.3
Australia	4.0
Netherlands	2.4
Denmark	2.2
Italy	2.2
Cayman Islands	2.2
Sweden	2.1
Jersey	2.0
Hong Kong	2.0
Singapore	1.4
Spain	1.2
Luxembourg	1.2
Taiwan	0.9
Norway	0.8
Canada	0.8
Ireland	0.7
Belgium	0.7
Finland	0.6
South Korea	0.5
China	0.3
Mexico	0.3
India	0.2
Israel	0.2
Brazil	0.1
Bermuda	0.1
Austria	0.1
New Zealand	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.6%
Australia — 4.0%
AGL Energy, Ltd.	12,977	$183,034
Alumina, Ltd.	48,724	48,554
Amcor, Ltd.	23,255	255,805
AMP, Ltd.	57,732	256,233
APA Group	21,810	147,290
Aristocrat Leisure, Ltd.	10,466	82,634
Asciano, Ltd.	12,173	83,608
ASX, Ltd.	3,718	118,077
Aurizon Holdings, Ltd.	41,652	126,436
AusNet Services	31,442	35,912
Australia & New Zealand Banking Group, Ltd.	199,052	3,579,605
Bank of Queensland, Ltd.	7,178	66,688
Beach Energy, Ltd.	482,357	242,187
Bendigo & Adelaide Bank, Ltd.	8,876	60,351
BGP Holdings PLC†(2)(3)	98,723	0
BHP Billiton, Ltd.	88,465	1,143,325
Boral, Ltd.	15,409	72,997
Brambles, Ltd.	30,292	281,430
Caltex Australia, Ltd.	5,196	135,501
Challenger, Ltd.	250,655	1,612,052
CIMIC Group, Ltd.	2,004	53,397
Coca-Cola Amatil, Ltd.	11,072	75,027
Cochlear, Ltd.	1,128	88,456
Commonwealth Bank of Australia	32,361	1,858,490
Computershare, Ltd.	9,039	67,764
Crown Resorts, Ltd.	6,942	66,305
CSL, Ltd.	25,490	1,982,073
Dexus Property Group	17,925	109,099
Duet Group(5)	43,237	75,567
Flight Centre Travel Group, Ltd.	1,121	37,148
Fortescue Metals Group, Ltd.	30,365	59,355
Goodman Group	34,292	175,331
GPT Group	32,105	123,050
Harvey Norman Holdings, Ltd.	10,894	39,249
Healthscope, Ltd.	30,836	62,875
Iluka Resources, Ltd.	8,204	41,254
Incitec Pivot, Ltd.	32,512	79,501
Insurance Australia Group, Ltd.	45,815	195,967
LendLease Group	10,716	113,933
Macquarie Group, Ltd.	36,777	1,863,171
Medibank Private, Ltd.	53,281	119,669
Mirvac Group	71,172	105,568
National Australia Bank, Ltd.	50,377	1,013,297
Newcrest Mining, Ltd.†	14,926	194,048
Orica, Ltd.	7,220	85,065
Origin Energy, Ltd.	33,078	129,062
Platinum Asset Management, Ltd.	4,442	21,622
Qantas Airways, Ltd.	10,005	31,214
QBE Insurance Group, Ltd.	82,674	691,408
Ramsay Health Care, Ltd.	2,555	120,176
REA Group, Ltd.	1,030	42,659
Rio Tinto, Ltd.	25,700	841,008
Santos, Ltd.	31,421	97,066
Scentre Group	428,006	1,456,711
Security Description	Shares	Value (Note 2)
Australia (continued)
SEEK, Ltd.	6,381	$79,142
Sonic Healthcare, Ltd.	7,420	106,817
South32, Ltd.†	785,179	881,753
Stockland	45,272	148,183
Suncorp Group, Ltd.	24,988	228,131
Sydney Airport	20,728	106,298
Tabcorp Holdings, Ltd.	15,812	51,877
Tatts Group, Ltd.	27,437	79,500
Telstra Corp., Ltd.	882,105	3,604,027
TPG Telecom, Ltd.	5,468	47,532
Transurban Group	38,216	332,492
Treasury Wine Estates, Ltd.	12,662	93,566
Vicinity Centres	65,289	159,651
Wesfarmers, Ltd.	21,443	681,319
Westfield Corp.	38,375	293,869
Westpac Banking Corp.	63,144	1,469,032
Woodside Petroleum, Ltd.	14,479	288,127
Woolworths, Ltd.	24,489	414,862
WorleyParsons, Ltd.	112,787	465,138
		30,178,620
Austria — 0.1%
ANDRITZ AG	1,402	76,983
Erste Group Bank AG†	5,420	152,335
OMV AG	2,854	80,296
Raiffeisen Bank International AG†	2,260	34,242
voestalpine AG	2,181	72,976
		416,832
Belgium — 0.7%
Ageas	3,889	154,310
Anheuser-Busch InBev SA/NV	15,290	1,900,785
Colruyt SA	1,341	78,127
Delhaize Group	1,998	208,596
Groupe Bruxelles Lambert SA	1,568	129,374
KBC Groep NV	4,864	250,918
Proximus SADP	2,937	100,377
Solvay SA	1,398	140,227
Telenet Group Holding NV†	1,017	51,480
UCB SA	2,455	187,838
Umicore SA	36,412	1,812,703
		5,014,735
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	12,000	117,411
First Pacific Co., Ltd.	46,000	34,393
Hongkong Land Holdings, Ltd.	11,200	67,088
Kerry Properties, Ltd.	13,500	37,242
Li & Fung, Ltd.	110,000	65,229
Noble Group, Ltd.†	86,000	28,074
NWS Holdings, Ltd.	28,000	44,469
Shangri-La Asia, Ltd.	20,000	22,817
Yue Yuen Industrial Holdings, Ltd.	14,000	48,187
		464,910
Brazil — 0.1%
Lojas Renner SA	120,000	693,838

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 0.8%
Agnico Eagle Mines, Ltd.	9,400	$340,101
MEG Energy Corp.†	72,707	366,684
National Bank of Canada	56,000	1,832,100
PrairieSky Royalty, Ltd.	87,605	1,662,050
Sun Life Financial, Inc.	67,800	2,187,349
		6,388,284
Cayman Islands — 2.2%
Alibaba Group Holding, Ltd. ADR†	45,738	3,614,674
ASM Pacific Technology, Ltd.	4,600	35,965
Baidu, Inc. ADR†	6,500	1,240,720
Cheung Kong Property Holdings, Ltd.	250,524	1,611,523
CK Hutchison Holdings, Ltd.	234,024	3,031,887
Ctrip.com International, Ltd. ADR†	61,182	2,707,915
Melco Crown Entertainment, Ltd. ADR	1,800	29,718
MGM China Holdings, Ltd.	18,800	28,646
Sands China, Ltd.	47,600	193,595
Tencent Holdings, Ltd.	158,800	3,244,639
WH Group, Ltd.†*	112,500	81,503
Wynn Macau, Ltd.	328,000	507,390
		16,328,175
China — 0.3%
China Oilfield Services, Ltd.	192,000	150,484
Ping An Insurance Group Co. of China, Ltd.	232,000	1,111,050
TravelSky Technology, Ltd.	715,000	1,174,254
		2,435,788
Denmark — 2.2%
AP Moeller - Maersk A/S, Series A	77	98,300
AP Moeller - Maersk A/S, Series B	1,265	1,659,365
Carlsberg A/S, Class B	2,088	198,964
Chr. Hansen Holding A/S	1,866	125,264
Coloplast A/S, Class B	2,157	163,443
Danske Bank A/S	69,586	1,965,856
DSV A/S	3,434	142,950
GN Store Nord A/S	63,019	1,317,447
ISS A/S	2,814	112,973
Novo Nordisk A/S, Class B	180,230	9,775,933
Novozymes A/S, Class B	4,418	198,619
Pandora A/S	2,119	277,475
TDC A/S	15,593	76,316
Tryg A/S	2,030	39,400
Vestas Wind Systems A/S	4,360	307,600
William Demant Holding A/S†	417	41,932
		16,501,837
Finland — 0.6%
Elisa Oyj	2,802	108,947
Fortum Oyj	8,655	131,084
Kone OYJ, Class B	6,475	312,104
Metso Oyj	2,172	51,828
Neste Oyj	2,474	81,414
Nokia OYJ	71,025	422,281
Nokian Renkaat Oyj	2,214	78,149
Orion Oyj, Class B	1,995	65,947
Security Description	Shares	Value (Note 2)
Finland (continued)
Outokumpu Oyj†	284,573	$1,110,040
Sampo Oyj, Class A	8,541	405,663
Stora Enso Oyj, Class R	148,800	1,331,698
UPM-Kymmene Oyj	10,376	187,965
Wartsila Oyj Abp	2,881	130,378
		4,417,498
France — 10.6%
Accor SA	4,046	171,451
Aeroports de Paris	565	69,853
Air Liquide SA	6,551	737,164
Alcatel-Lucent SA†	54,728	204,262
Alstom SA†	4,209	107,594
Arkema SA	1,277	95,875
Atos SE	1,576	128,367
AXA SA	178,485	4,202,099
BNP Paribas SA	173,754	8,744,919
Bollore SA	16,732	65,000
Bouygues SA	3,888	158,606
Bureau Veritas SA	5,107	113,755
Cap Gemini SA	3,107	291,958
Carrefour SA	10,621	292,231
Casino Guichard Perrachon SA	1,086	62,258
Christian Dior SE	1,065	193,171
Cie de Saint-Gobain	9,205	405,672
Cie Generale des Etablissements Michelin	3,612	369,621
CNP Assurances	3,272	51,027
Credit Agricole SA	20,018	216,806
Danone SA	11,276	802,063
Dassault Systemes	2,469	195,905
Edenred	4,017	78,026
Electricite de France SA	4,703	52,788
Engie SA	145,149	2,252,851
Essilor International SA	44,455	5,491,038
Eurazeo SA	784	53,009
Eutelsat Communications SA	70,742	2,285,319
Fonciere Des Regions	570	53,866
Gecina SA	669	92,112
Groupe Eurotunnel SE	9,080	101,771
Hermes International	518	182,400
ICADE	731	55,997
Iliad SA	511	131,499
Imerys SA	687	47,913
Ingenico Group SA	1,053	120,959
JCDecaux SA	1,293	56,601
Kering	7,489	1,338,764
Klepierre	4,178	200,149
L'Oreal SA	18,511	3,316,474
Lagardere SCA	2,276	60,473
Legrand SA	34,606	1,939,177
LVMH Moet Hennessy Louis Vuitton SE	5,312	909,701
Natixis SA	18,153	89,380
Numericable-SFR SA	1,889	79,510
Orange SA	38,328	671,429
Pernod Ricard SA	42,145	4,699,765

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Peugeot SA†	8,358	$143,229
Publicis Groupe SA	3,666	257,426
Remy Cointreau SA	487	36,973
Renault SA	3,737	371,314
Rexel SA	5,386	76,946
Safran SA	5,949	416,181
Sanofi	148,617	11,983,223
Schneider Electric SE	128,000	8,089,466
SCOR SE	3,002	106,578
Societe BIC SA	549	82,586
Societe Generale SA	13,809	510,367
Sodexo SA	1,826	196,851
Suez Environnement Co.	264,259	4,847,288
Technip SA	1,998	110,743
Thales SA	2,003	175,499
TOTAL SA	143,507	6,541,661
Unibail-Rodamco SE (Euronext Amsterdam)	3,334	917,331
Unibail-Rodamco SE (Euronext Paris)	3,901	1,073,337
Valeo SA	1,466	228,204
Veolia Environnement SA	8,170	196,810
Vinci SA	9,187	684,416
Vivendi SA	22,219	467,230
Wendel SA	604	65,746
Zodiac Aerospace	3,569	71,517
		79,691,550
Germany — 7.6%
adidas AG	4,057	475,495
Allianz SE	18,580	3,022,274
Axel Springer SE	760	40,966
BASF SE	37,762	2,848,869
Bayer AG	90,807	10,673,913
Bayerische Motoren Werke AG	20,308	1,864,853
Bayerische Motoren Werke AG (preference shares)	1,054	84,266
Beiersdorf AG	1,960	176,951
Brenntag AG	132,977	7,595,988
Commerzbank AG†	79,986	695,454
Continental AG	2,091	475,870
Covestro AG†*	23,950	898,249
Daimler AG	18,312	1,403,804
Deutsche Bank AG	46,259	786,940
Deutsche Boerse AG	3,764	321,186
Deutsche Lufthansa AG†	4,478	72,382
Deutsche Post AG	18,771	521,599
Deutsche Telekom AG	232,329	4,170,391
Deutsche Wohnen AG	6,493	201,925
E.ON SE	116,584	1,119,393
Evonik Industries AG	2,677	80,312
Fraport AG Frankfurt Airport Services Worldwide	689	41,796
Fresenius Medical Care AG & Co. KGaA	4,204	372,366
Fresenius SE & Co. KGaA	49,233	3,597,187
Security Description	Shares	Value (Note 2)
Germany (continued)
FUCHS PETROLUB SE (preference shares)	1,331	$59,469
GEA Group AG	3,574	174,875
Hannover Rueck SE	1,161	135,281
HeidelbergCement AG	2,749	235,389
Hella KGaA Hueck & Co.	25,900	1,099,143
Henkel AG & Co. KGaA	2,018	198,330
Henkel AG & Co. KGaA (preference shares)	3,446	379,965
HUGO BOSS AG	1,287	84,412
Infineon Technologies AG	21,880	311,340
K+S AG	3,692	86,396
Kabel Deutschland Holding AG	418	46,851
LANXESS AG	1,782	85,652
Linde AG	3,546	516,681
MAN SE	699	75,658
Merck KGaA	2,509	209,299
METRO AG	3,144	97,417
Muenchener Rueckversicherungs- Gesellschaft AG	12,997	2,643,584
OSRAM Licht AG	1,731	89,237
Porsche Automobil Holding SE (preference shares)	2,972	153,163
ProSiebenSat.1 Media SE	4,262	219,135
RWE AG	9,497	122,925
SAP SE	18,703	1,513,160
Siemens AG	40,057	4,245,856
Symrise AG	2,419	162,402
Telefonica Deutschland Holding AG	264,845	1,434,809
ThyssenKrupp AG	7,089	147,296
TUI AG	18,329	284,047
United Internet AG	2,385	119,696
Volkswagen AG	678	98,404
Volkswagen AG (preference shares)	3,529	449,150
Vonovia SE	8,993	323,623
Zalando SE†*	1,649	54,134
		57,399,208
Hong Kong — 2.0%
AIA Group, Ltd.	1,930,712	10,938,631
Bank of East Asia, Ltd.	25,000	93,299
BOC Hong Kong Holdings, Ltd.	71,000	211,883
Cathay Pacific Airways, Ltd.	21,000	36,384
CLP Holdings, Ltd.	35,500	321,485
Galaxy Entertainment Group, Ltd.	45,000	168,518
Hang Lung Properties, Ltd.	46,000	87,999
Hang Seng Bank, Ltd.	14,300	253,285
Henderson Land Development Co., Ltd.	21,350	130,868
HK Electric Investments & HK Electric Investments, Ltd.*	49,500	43,519
HKT Trust & HKT, Ltd.	50,000	68,838
Hong Kong & China Gas Co., Ltd.	130,570	244,397
Hong Kong Exchanges and Clearing, Ltd.	21,500	517,174
Hysan Development Co., Ltd.	12,000	51,126

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Link REIT	43,500	$257,669
MTR Corp., Ltd.	26,500	130,666
New World Development Co., Ltd.	105,000	100,163
PCCW, Ltd.	77,000	49,630
Power Assets Holdings, Ltd.	26,000	266,122
Sino Land Co., Ltd.	62,000	98,467
SJM Holdings, Ltd.	41,000	29,122
Sun Hung Kai Properties, Ltd.	32,000	390,855
Swire Pacific, Ltd., Class A	10,500	113,090
Swire Properties, Ltd.	22,600	61,326
Techtronic Industries Co., Ltd.	27,000	106,854
Wharf Holdings, Ltd.	26,000	142,110
Wheelock & Co., Ltd.	19,000	84,868
		14,998,348
India — 0.2%
Infosys, Ltd. ADR	85,000	1,616,700
Ireland — 0.7%
Bank of Ireland†	534,317	155,040
CRH PLC	15,833	447,346
DCC PLC	22,596	1,995,889
James Hardie Industries PLC CDI	8,719	119,368
Kerry Group PLC, Class A	3,063	285,384
Permanent TSB Group Holdings PLC†	651,720	2,017,872
		5,020,899
Isle of Man — 0.0%
Genting Singapore PLC	118,000	73,102
Israel — 0.2%
Azrieli Group, Ltd.	723	28,391
Bank Hapoalim BM	20,271	105,234
Bank Leumi Le-Israel BM†	25,440	91,364
Bezeq The Israeli Telecommunication Corp., Ltd.	37,819	85,329
Check Point Software Technologies, Ltd.†	1,291	112,924
Delek Group, Ltd.	88	15,097
Israel Chemicals, Ltd.	8,676	37,764
Israel Corp., Ltd.	50	8,404
Mizrahi Tefahot Bank, Ltd.	2,541	29,812
NICE-Systems, Ltd.	1,087	71,333
Taro Pharmaceutical Industries, Ltd.†	141	20,198
Teva Pharmaceutical Industries, Ltd.	17,380	937,884
		1,543,734
Italy — 2.2%
Assicurazioni Generali SpA	22,616	335,324
Atlantia SpA	8,054	223,342
Banca Monte dei Paschi di Siena SpA†	48,784	27,922
Banca Popolare di Milano Scarl	2,645,604	1,849,911
Banco Popolare SC†	7,053	48,515
Enel Green Power SpA	33,938	72,988
Enel SpA	135,949	603,006
Eni SpA	48,455	733,321
Security Description	Shares	Value (Note 2)
Italy (continued)
EXOR SpA	1,918	$68,749
Finmeccanica SpA†	7,839	99,458
Intesa Sanpaolo SpA	3,190,100	8,835,455
Intesa Sanpaolo SpA RSP	18,008	46,843
Luxottica Group SpA	3,263	180,079
Mediobanca SpA	10,714	77,172
Moncler SpA	60,640	1,024,683
Prysmian SpA	3,966	89,852
Saipem SpA†	5,165	2,069
Snam SpA	40,408	253,121
Telecom Italia SpA†	217,881	235,035
Telecom Italia SpA RSP	1,077,814	944,362
Terna Rete Elettrica Nazionale SpA	28,719	163,887
UniCredit SpA	92,352	333,127
Unione di Banche Italiane SpA	16,605	61,446
UnipolSai SpA	17,730	41,036
		16,350,703
Japan — 20.0%
ABC-Mart, Inc.	500	32,032
Acom Co., Ltd.†	8,000	40,304
Aeon Co., Ltd.	12,500	180,594
AEON Financial Service Co., Ltd.	2,100	49,559
AEON MALL Co., Ltd.	2,100	31,105
Air Water, Inc.	3,000	44,409
Aisin Seiki Co., Ltd.	24,900	938,078
Ajinomoto Co., Inc.	11,000	248,207
Alfresa Holdings Corp.	3,400	65,224
Alps Electric Co., Ltd.	3,225	56,222
Amada Holdings Co., Ltd.	6,000	58,537
ANA Holdings, Inc.	21,000	59,168
Aozora Bank, Ltd.	21,000	73,331
Asahi Glass Co., Ltd.	18,000	98,521
Asahi Group Holdings, Ltd.	7,400	230,590
Asahi Kasei Corp.	200,000	1,352,170
Asics Corp.	3,000	53,445
Astellas Pharma, Inc.	257,900	3,429,271
Bandai Namco Holdings, Inc.	3,500	76,316
Bank of Kyoto, Ltd.	6,000	39,131
Bank of Yokohama, Ltd.(5)	21,000	97,028
Benesse Holdings, Inc.	1,200	34,546
Bridgestone Corp.	12,500	467,035
Brother Industries, Ltd.	4,800	55,189
Calbee, Inc.	1,400	55,604
Canon, Inc.	20,600	614,092
Casio Computer Co., Ltd.	3,900	78,697
Central Japan Railway Co.	13,600	2,405,331
Chiba Bank, Ltd.	14,000	69,785
Chubu Electric Power Co., Inc.	12,400	173,145
Chugai Pharmaceutical Co., Ltd.	4,300	133,151
Chugoku Bank, Ltd.	3,000	31,241
Chugoku Electric Power Co., Inc.	5,700	76,983
Citizen Holdings Co., Ltd.	5,000	28,344
Credit Saison Co., Ltd.	63,600	1,107,045
CyberAgent, Inc.	18,400	855,054
Dai Nippon Printing Co., Ltd.	11,000	97,739
Dai-ichi Life Insurance Co., Ltd.	20,400	246,968
Daicel Corp.	5,600	76,528

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Daihatsu Motor Co., Ltd.	3,600	$50,732
Daiichi Sankyo Co., Ltd.	12,200	271,274
Daikin Industries, Ltd.	4,500	336,345
Daito Trust Construction Co., Ltd.	1,400	198,783
Daiwa House Industry Co., Ltd.	11,500	323,506
Daiwa Securities Group, Inc.	31,000	190,691
Denso Corp.	9,300	373,834
Dentsu, Inc.	4,100	205,829
Don Quijote Holdings Co., Ltd.	2,100	72,957
East Japan Railway Co.	6,500	560,971
Eisai Co., Ltd.	4,800	288,738
Electric Power Development Co., Ltd.	2,700	84,326
FamilyMart Co., Ltd.	1,200	62,375
FANUC Corp.	3,800	590,368
Fast Retailing Co., Ltd.	1,100	352,055
Fuji Electric Co., Ltd.	9,000	31,108
Fuji Heavy Industries, Ltd.	11,300	399,107
FUJIFILM Holdings Corp.	8,800	348,028
Fujitsu, Ltd.	35,000	129,557
Fukuoka Financial Group, Inc.	14,000	45,653
GungHo Online Entertainment, Inc.	7,700	21,688
Gunma Bank, Ltd.	8,000	33,053
Hachijuni Bank, Ltd.	7,000	30,166
Hakuhodo DY Holdings, Inc.	4,600	52,112
Hamamatsu Photonics KK	27,700	764,214
Hankyu Hanshin Holdings, Inc.	21,000	133,973
Hikari Tsushin, Inc.	300	22,844
Hino Motors, Ltd.	4,900	52,986
Hirose Electric Co., Ltd.	600	66,160
Hiroshima Bank, Ltd.	10,000	36,519
Hisamitsu Pharmaceutical Co., Inc.	1,000	44,693
Hitachi Chemical Co., Ltd.	1,900	34,186
Hitachi Construction Machinery Co., Ltd.	2,300	36,540
Hitachi High-Technologies Corp.	1,000	28,167
Hitachi Metals, Ltd.	4,100	42,295
Hitachi, Ltd.	93,000	435,149
Hokuhoku Financial Group, Inc.	23,000	30,246
Hokuriku Electric Power Co.	3,100	43,878
Honda Motor Co., Ltd.	114,900	3,150,574
Hoshizaki Electric Co., Ltd.	700	58,403
Hoya Corp.	8,200	311,913
Hulic Co., Ltd.	4,600	43,979
Ichigo, Inc.	1,104,168	4,562,070
Idemitsu Kosan Co., Ltd.	1,600	28,561
IHI Corp.	26,000	54,982
Iida Group Holdings Co., Ltd.	3,000	58,510
Inpex Corp.	358,900	2,721,766
Invincible Investment Corp.	5,006	3,754,111
Isetan Mitsukoshi Holdings, Ltd.	6,400	74,779
Isuzu Motors, Ltd.	11,300	116,670
ITOCHU Corp.	30,500	375,610
Itochu Techno-Solutions Corp.	800	15,098
Iyo Bank, Ltd.	4,600	30,123
J. Front Retailing Co., Ltd.	4,200	55,716
Japan Airlines Co., Ltd.	2,300	84,238
Security Description	Shares	Value (Note 2)
Japan (continued)
Japan Airport Terminal Co., Ltd.	700	$24,879
Japan Exchange Group, Inc.	10,000	153,183
Japan Post Bank Co., Ltd.	7,800	95,988
Japan Post Holdings Co., Ltd.	8,700	116,108
Japan Prime Realty Investment Corp.	15	61,109
Japan Real Estate Investment Corp.	24	138,611
Japan Retail Fund Investment Corp.	46	110,438
Japan Tobacco, Inc.	21,200	883,451
JFE Holdings, Inc.	9,500	127,967
JGC Corp.	5,000	74,859
Joyo Bank, Ltd.	12,000	41,157
JSR Corp.	3,400	48,880
JTEKT Corp.	3,900	50,593
JX Holdings, Inc.	43,400	167,283
Kajima Corp.	17,000	106,642
Kakaku.com, Inc.	44,900	833,809
Kamigumi Co., Ltd.	5,000	47,048
Kaneka Corp.	6,000	51,393
Kansai Electric Power Co., Inc.†	13,600	120,442
Kansai Paint Co., Ltd.	4,000	64,259
Kao Corp.	9,600	512,051
Kawasaki Heavy Industries, Ltd.	27,000	77,969
KDDI Corp.	33,300	889,420
Keihan Electric Railway Co., Ltd.	10,000	70,461
Keikyu Corp.	8,000	70,372
Keio Corp.	10,000	87,787
Keisei Electric Railway Co., Ltd.	6,000	84,393
Kenedix Retail REIT Corp	497	1,205,129
Keyence Corp.	9,200	5,018,330
Kikkoman Corp.	4,000	131,503
Kintetsu Group Holdings Co., Ltd.	34,000	137,758
Kirin Holdings Co., Ltd.	104,500	1,465,201
Kobe Steel, Ltd.	59,000	51,899
Koito Manufacturing Co., Ltd.	12,500	566,440
Komatsu, Ltd.	17,600	299,628
Konami Holdings Corp.	1,800	53,259
Konica Minolta, Inc.	8,700	73,901
Kose Corp.	640	62,268
Kubota Corp.	22,000	300,351
Kuraray Co., Ltd.	6,500	79,470
Kurita Water Industries, Ltd.	1,800	41,056
Kyocera Corp.	6,100	268,672
Kyowa Hakko Kirin Co., Ltd.	4,000	63,832
Kyushu Electric Power Co., Inc.†	8,200	78,033
Kyushu Financial Group, Inc.	6,600	38,059
Lawson, Inc.	1,200	100,440
LIXIL Group Corp.	5,000	101,959
M3, Inc.	3,700	93,104
Mabuchi Motor Co., Ltd.	800	37,247
Makita Corp.	2,300	142,645
Marubeni Corp.	31,000	157,004
Marui Group Co., Ltd.	4,600	65,927
Maruichi Steel Tube, Ltd.	800	21,929
Mazda Motor Corp.	10,200	158,286
McDonald's Holdings Co. Japan, Ltd.	1,200	28,426
Medipal Holdings Corp.	2,600	41,168

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
MEIJI Holdings Co., Ltd.	2,300	$184,948
Minebea Co., Ltd.	5,000	39,007
Miraca Holdings, Inc.	24,900	1,023,257
Mitsubishi Chemical Holdings Corp.	26,100	136,246
Mitsubishi Corp.	105,200	1,781,609
Mitsubishi Electric Corp.	331,000	3,468,964
Mitsubishi Estate Co., Ltd.	24,000	445,795
Mitsubishi Gas Chemical Co., Inc.	6,000	32,307
Mitsubishi Heavy Industries, Ltd.	58,000	215,468
Mitsubishi Logistics Corp.	2,000	26,265
Mitsubishi Materials Corp.	20,000	56,511
Mitsubishi Motors Corp.	105,700	791,729
Mitsubishi Tanabe Pharma Corp.	4,300	74,771
Mitsubishi UFJ Financial Group, Inc.	1,438,200	6,664,190
Mitsubishi UFJ Lease & Finance Co., Ltd.	224,600	985,849
Mitsui & Co., Ltd.	33,100	380,865
Mitsui Chemicals, Inc.	15,000	49,980
Mitsui Fudosan Co., Ltd.	43,000	1,072,851
Mitsui OSK Lines, Ltd.	20,000	40,695
Mixi, Inc.	700	25,998
Mizuho Financial Group, Inc.	449,600	671,534
MS&AD Insurance Group Holdings, Inc.	9,600	267,498
Murata Manufacturing Co., Ltd.	3,800	458,181
Nabtesco Corp.	2,100	47,133
Nagoya Railroad Co., Ltd.	16,000	74,779
NEC Corp.	49,000	123,213
Nexon Co., Ltd.	2,500	42,627
NGK Insulators, Ltd.	5,000	92,363
NGK Spark Plug Co., Ltd.	222,512	4,258,660
NH Foods, Ltd.	4,000	88,143
NHK Spring Co., Ltd.	2,900	27,752
Nidec Corp.	4,100	280,546
Nikon Corp.	6,500	99,454
Nintendo Co., Ltd.	2,000	284,331
Nippon Building Fund, Inc.	26	154,089
Nippon Electric Glass Co., Ltd.	8,000	40,944
Nippon Express Co., Ltd.	15,000	68,239
Nippon Paint Holdings Co., Ltd.	3,000	66,560
Nippon Prologis REIT, Inc.	28	62,670
Nippon Steel & Sumitomo Metal Corp.	14,400	276,625
Nippon Telegraph & Telephone Corp.	306,600	13,207,133
Nippon Yusen KK	243,000	468,533
Nissan Motor Co., Ltd.	47,200	436,792
Nisshin Seifun Group, Inc.	3,900	61,994
Nissin Foods Holdings Co., Ltd.	1,200	56,404
Nitori Holdings Co., Ltd.	1,400	128,251
Nitto Denko Corp.	3,100	172,346
NOK Corp.	1,800	30,740
Nomura Holdings, Inc.	68,900	307,875
Nomura Real Estate Holdings, Inc.	2,600	48,052
Nomura Real Estate Master Fund, Inc.	67	100,013
Nomura Research Institute, Ltd.	2,200	74,086
Security Description	Shares	Value (Note 2)
Japan (continued)
NSK, Ltd.	9,000	$82,367
NTT Data Corp.	2,400	120,485
NTT DOCOMO, Inc.	27,600	625,963
NTT Urban Development Corp.	2,400	23,479
Obayashi Corp.	12,000	118,353
OBIC Co., Ltd.	1,300	68,728
Odakyu Electric Railway Co., Ltd.	12,000	130,614
Oji Holdings Corp.	15,000	60,243
Olympus Corp.	5,200	202,141
Omron Corp.	3,700	110,134
Ono Pharmaceutical Co., Ltd.	7,500	317,540
Oracle Corp. Japan	800	44,924
Oriental Land Co., Ltd.	3,900	276,183
ORIX Corp.	25,100	358,062
Osaka Gas Co., Ltd.	35,000	134,471
Otsuka Corp.	1,100	58,057
Otsuka Holdings Co., Ltd.	7,500	272,424
Panasonic Corp.	168,300	1,545,498
Park24 Co., Ltd.	1,700	47,581
Rakuten, Inc.	18,000	173,611
Recruit Holdings Co., Ltd.	23,700	723,351
Resona Holdings, Inc.	42,800	152,725
Ricoh Co., Ltd.	14,000	142,556
Rinnai Corp.	600	52,992
Rohm Co., Ltd.	1,800	75,810
Ryohin Keikaku Co., Ltd.	420	88,818
Sankyo Co., Ltd.	800	29,784
Sanrio Co., Ltd.	800	15,645
Santen Pharmaceutical Co., Ltd.	7,100	106,804
Sawai Pharmaceutical Co., Ltd.	36,600	2,292,683
SBI Holdings, Inc.	4,200	42,655
Secom Co., Ltd.	3,900	289,905
Sega Sammy Holdings, Inc.	3,600	39,248
Seibu Holdings, Inc.	288,488	6,103,247
Seiko Epson Corp.	5,400	87,229
Sekisui Chemical Co., Ltd.	287,900	3,545,510
Sekisui House, Ltd.	11,500	194,093
Seven & i Holdings Co., Ltd.	48,500	2,065,058
Seven Bank, Ltd.	520,803	2,221,204
Shikoku Electric Power Co., Inc.	3,400	45,587
Shimadzu Corp.	4,000	62,730
Shimamura Co., Ltd.	400	49,936
Shimano, Inc.	1,500	235,106
Shimizu Corp.	10,000	84,766
Shin-Etsu Chemical Co., Ltd.	7,900	408,811
Shinsei Bank, Ltd.	35,000	45,715
Shionogi & Co., Ltd.	5,800	272,981
Shiseido Co., Ltd.	6,900	154,008
Shizuoka Bank, Ltd.	10,000	72,149
Showa Shell Sekiyu KK	3,600	32,307
SMC Corp.	4,400	1,021,956
SoftBank Group Corp.	40,400	1,926,220
Sohgo Security Services Co., Ltd.	1,100	59,621
Sompo Japan Nipponkoa Holdings, Inc.	6,300	178,457
Sony Corp.	52,100	1,339,245
Sony Financial Holdings, Inc.	17,900	228,710

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Stanley Electric Co., Ltd.	2,700	$61,056
Sumco Corp.	293,286	1,845,009
Sumitomo Chemical Co., Ltd.	28,000	126,634
Sumitomo Corp.	206,800	2,055,229
Sumitomo Dainippon Pharma Co., Ltd.	3,000	34,546
Sumitomo Electric Industries, Ltd.	14,700	178,811
Sumitomo Heavy Industries, Ltd.	9,000	37,185
Sumitomo Metal Mining Co., Ltd.	166,000	1,648,274
Sumitomo Mitsui Financial Group, Inc.	24,200	733,666
Sumitomo Mitsui Trust Holdings, Inc.	658,000	1,927,023
Sumitomo Realty & Development Co., Ltd.	6,000	175,610
Sumitomo Rubber Industries, Ltd.	64,900	1,002,809
Suntory Beverage & Food, Ltd.	2,600	117,126
Suruga Bank, Ltd.	3,000	52,726
Suzuken Co., Ltd.	1,400	47,581
Suzuki Motor Corp.	56,900	1,522,288
Sysmex Corp.	2,700	168,892
T&D Holdings, Inc.	11,100	103,509
Taiheiyo Cement Corp.	21,000	48,327
Taisei Corp.	19,000	125,603
Taisho Pharmaceutical Holdings Co., Ltd.	500	39,629
Taiyo Nippon Sanso Corp.	3,000	28,469
Takashimaya Co., Ltd.	5,000	41,806
Takeda Pharmaceutical Co., Ltd.	47,500	2,167,666
TDK Corp.	2,300	127,727
Teijin, Ltd.	17,000	59,212
Terumo Corp.	5,900	211,529
THK Co., Ltd.	66,200	1,221,122
Tobu Railway Co., Ltd.	18,000	89,724
Toho Co., Ltd.	2,000	52,619
Toho Gas Co., Ltd.	7,000	49,696
Tohoku Electric Power Co., Inc.	8,600	110,953
Tokio Marine Holdings, Inc.	64,600	2,181,172
Tokyo Electric Power Co., Inc.†	28,400	156,201
Tokyo Electron, Ltd.	21,700	1,414,467
Tokyo Gas Co., Ltd.	45,000	209,796
Tokyo Tatemono Co., Ltd.	3,500	43,600
Tokyu Corp.	20,000	167,577
Tokyu Fudosan Holdings Corp.	9,300	63,132
TonenGeneral Sekiyu KK	6,000	54,272
Toppan Printing Co., Ltd.	9,000	75,490
Toray Industries, Inc.	27,000	230,116
Toshiba Corp.	77,000	149,833
Tosoh Corp.	58,000	243,760
Toto, Ltd.	2,700	84,206
Toyo Seikan Group Holdings, Ltd.	3,000	56,191
Toyo Suisan Kaisha, Ltd.	1,600	57,435
Toyoda Gosei Co., Ltd.	1,200	23,159
Toyota Industries Corp.	3,000	134,879
Toyota Motor Corp.	89,800	4,749,119
Toyota Tsusho Corp.	4,100	92,641
Trend Micro, Inc.	1,900	69,554
Security Description	Shares	Value (Note 2)
Japan (continued)
Unicharm Corp.	7,100	$154,497
United Urban Investment Corp.	48	77,580
USS Co., Ltd.	4,100	65,501
West Japan Railway Co.	3,000	185,233
Yahoo Japan Corp.	454,300	1,933,535
Yakult Honsha Co., Ltd.	1,600	70,869
Yamada Denki Co., Ltd.	12,900	60,978
Yamaguchi Financial Group, Inc.	3,000	27,269
Yamaha Corp.	3,100	93,376
Yamaha Motor Co., Ltd.	5,200	86,493
Yamato Holdings Co., Ltd.	6,600	131,771
Yamazaki Baking Co., Ltd.	2,000	42,134
Yaskawa Electric Corp.	4,600	53,093
Yokogawa Electric Corp.	4,000	41,335
Yokohama Rubber Co., Ltd.	1,500	24,670
		151,025,739
Jersey — 2.0%
Experian PLC	18,463	330,142
Glencore PLC	232,791	525,926
Kennedy Wilson Europe Real Estate PLC	302,239	5,083,200
Petrofac, Ltd.	5,028	66,510
Randgold Resources, Ltd.	1,706	156,080
Shire PLC	39,723	2,258,694
Shire PLC ADR	8,000	1,375,200
Wolseley PLC	5,058	286,151
WPP PLC	211,799	4,949,271
		15,031,174
Luxembourg — 1.2%
ArcelorMittal	19,395	87,726
L'Occitane International SA	1,313,730	2,340,458
Millicom International Cellular SA SDR	1,275	69,685
RTL Group SA	730	61,835
Samsonite International SA	1,794,500	6,014,554
SES SA FDR	5,848	171,252
Tenaris SA	9,185	114,445
		8,859,955
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	135,000	41,065
Mexico — 0.3%
America Movil SAB de CV, Series L ADR	57,800	897,634
Cemex SAB de CV ADR (Participation Certificate)†	158,676	1,155,161
		2,052,795
Netherlands — 2.4%
Aegon NV	35,142	193,302
AerCap Holdings NV†	1,683	65,233
Airbus Group SE	11,229	745,566
Akzo Nobel NV	4,772	325,261
Altice NV, Class A†	7,008	124,879
Altice NV, Class B†	1,687	30,397
ASML Holding NV	21,436	2,177,720

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Boskalis Westminster NV	1,668	$65,567
CNH Industrial NV	17,898	121,688
Ferrari NV†	1,747	72,559
Fiat Chrysler Automobiles NV	17,474	141,174
Gemalto NV	1,534	113,408
Heineken Holding NV	1,970	153,733
Heineken NV	4,468	404,951
ING Groep NV CVA	601,100	7,270,830
Koninklijke Ahold NV	15,890	357,466
Koninklijke DSM NV	3,327	182,986
Koninklijke KPN NV	62,237	260,828
Koninklijke Philips NV	91,367	2,602,801
Koninklijke Vopak NV	1,364	67,927
Mobileye NV†	1,543	57,538
NN Group NV	4,496	147,111
NXP Semiconductors NV†	2,580	209,161
OCI NV†	1,630	31,921
QIAGEN NV†	4,193	93,420
Randstad Holding NV	2,449	135,741
RELX NV	18,930	330,538
STMicroelectronics NV	12,402	68,840
TNT Express NV	8,457	75,889
Unilever NV CVA	31,041	1,391,139
Wolters Kluwer NV	5,865	234,116
		18,253,690
New Zealand — 0.1%
Auckland International Airport, Ltd.	17,770	78,977
Contact Energy, Ltd.	13,797	47,682
Fletcher Building, Ltd.	13,369	72,909
Meridian Energy, Ltd.	24,555	44,468
Mighty River Power, Ltd.	13,436	27,118
Ryman Healthcare, Ltd.	7,481	43,177
Spark New Zealand, Ltd.	36,182	91,283
		405,614
Norway — 0.8%
DNB ASA	227,520	2,690,470
Gjensidige Forsikring ASA	3,836	65,412
Norsk Hydro ASA	26,193	107,846
Orkla ASA	15,906	144,072
Schibsted ASA	1,446	42,272
Schibsted ASA, Class B†	1,689	46,763
Statoil ASA	124,038	1,953,201
Storebrand ASA†	251,556	982,852
Telenor ASA	14,588	236,061
Yara International ASA	3,496	131,564
		6,400,513
Papua New Guinea — 0.0%
Oil Search, Ltd.	26,044	134,957
Portugal — 0.0%
Banco Comercial Portugues SA†	682,574	27,728
Banco Espirito Santo SA†(2)	59,101	4,035
EDP - Energias de Portugal SA	45,029	160,171
Security Description	Shares	Value (Note 2)
Portugal (continued)
Galp Energia SGPS SA	7,549	$94,920
Jeronimo Martins SGPS SA	4,878	79,819
		366,673
Singapore — 1.4%
Ascendas Real Estate Investment Trust	39,000	69,155
Broadcom, Ltd.	14,000	2,163,000
CapitaLand Commercial Trust, Ltd.	40,000	43,625
CapitaLand Mall Trust	46,000	71,328
CapitaLand, Ltd.	49,000	111,607
City Developments, Ltd.	7,000	42,431
ComfortDelGro Corp., Ltd.	38,000	82,324
DBS Group Holdings, Ltd.	207,600	2,368,875
Global Logistic Properties, Ltd.	62,000	88,548
Hutchison Port Holdings Trust	108,000	54,000
Jardine Cycle & Carriage, Ltd.	2,000	59,398
Keppel Corp., Ltd.	28,500	123,274
Oversea-Chinese Banking Corp., Ltd.	57,000	373,840
Sembcorp Industries, Ltd.	177,400	397,483
Sembcorp Marine, Ltd.	16,000	19,587
Singapore Airlines, Ltd.	9,000	76,255
Singapore Exchange, Ltd.	16,000	94,373
Singapore Press Holdings, Ltd.	28,000	83,095
Singapore Technologies Engineering, Ltd.	28,000	67,099
Singapore Telecommunications, Ltd.	153,000	431,354
StarHub, Ltd.	10,000	24,854
Suntec Real Estate Investment Trust	47,000	58,408
United Overseas Bank, Ltd.	122,600	1,716,409
UOL Group, Ltd.	9,000	40,064
Wilmar International, Ltd.	595,600	1,484,747
Yangzijiang Shipbuilding Holdings, Ltd.	39,000	28,356
		10,173,489
South Korea — 0.5%
KT Corp.	42,106	1,097,201
NAVER Corp.	974	542,531
Samsung Electronics Co., Ltd.	2,137	2,451,682
		4,091,414
Spain — 1.2%
Abertis Infraestructuras SA	9,798	161,105
Acerinox SA	47,864	554,448
ACS Actividades de Construccion y Servicios SA	3,420	101,922
Aena SA†*	1,307	168,727
Amadeus IT Holding SA, Class A	8,339	357,638
Banco Bilbao Vizcaya Argentaria SA	121,181	805,564
Banco de Sabadell SA	94,464	170,050
Banco Popular Espanol SA	34,945	90,940
Banco Santander SA	274,903	1,211,834
Bankia SA	89,522	84,550
Bankinter SA	13,057	92,265
CaixaBank SA	50,446	149,074
Distribuidora Internacional de Alimentacion SA	11,994	62,317
Enagas SA	3,925	117,976
Endesa SA	6,081	116,733

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Ferrovial SA	8,543	$183,583
Gas Natural SDG SA	6,781	137,115
Grifols SA	5,808	129,337
Iberdrola SA	102,593	684,216
Industria de Diseno Textil SA	20,721	697,096
International Consolidated Airlines Group SA	15,906	126,877
Mapfre SA	18,071	39,049
Red Electrica Corp. SA	2,094	181,805
Repsol SA	20,301	229,157
Telefonica SA	226,086	2,534,557
Zardoya Otis SA	3,294	38,345
		9,226,280
Sweden — 2.1%
Alfa Laval AB	5,512	90,234
Assa Abloy AB, Class B	19,479	384,385
Atlas Copco AB, Class A	13,037	328,083
Atlas Copco AB, Class B	7,576	178,616
Boliden AB	5,308	84,933
Electrolux AB, Series B	4,694	123,504
Elekta AB, Series B	86,181	643,843
Getinge AB, Class B	3,904	89,975
Hennes & Mauritz AB, Class B	18,035	601,370
Hexagon AB, Class B	47,917	1,865,152
Husqvarna AB, Class B	7,943	58,069
ICA Gruppen AB	1,502	49,695
Industrivarden AB, Class C	3,192	54,417
Investment AB Kinnevik, Class B	4,577	129,841
Investor AB, Class B	8,885	314,544
Lundin Petroleum AB†	4,201	71,153
Nordea Bank AB	266,811	2,563,515
Sandvik AB	20,732	214,515
Securitas AB, Class B	6,016	99,671
Skandinaviska Enskilda Banken AB, Class A	29,630	283,042
Skanska AB, Class B	7,393	168,746
SKF AB, Class B	7,651	138,162
Svenska Cellulosa AB SCA, Class B	11,464	358,257
Svenska Handelsbanken AB, Class A	201,992	2,570,231
Swedbank AB, Class A	84,492	1,820,300
Swedish Match AB	3,912	132,806
Tele2 AB, Class B	6,095	56,534
Telefonaktiebolaget LM Ericsson, Class B	201,220	2,015,113
TeliaSonera AB	50,662	263,162
Volvo AB, Class B	29,875	327,886
		16,079,754
Switzerland — 8.4%
ABB, Ltd.	111,581	2,174,643
Actelion, Ltd.†	13,212	1,974,483
Adecco SA	3,147	205,044
Aryzta AG	1,694	70,170
Baloise Holding AG	925	117,555
Barry Callebaut AG	43	46,732
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	1	$74,869
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	18	111,570
Cie Financiere Richemont SA	88,328	5,837,704
Coca-Cola HBC AG	3,878	82,433
Credit Suisse Group AG	79,153	1,120,350
Dufry AG†	780	95,964
EMS-Chemie Holding AG	160	82,949
Galenica AG	74	111,283
GAM Holding AG	72,957	1,054,654
Geberit AG	15,239	5,694,319
Givaudan SA	178	349,132
Julius Baer Group, Ltd.	4,349	186,796
Kuehne & Nagel International AG	1,047	148,848
LafargeHolcim, Ltd.†	8,050	378,661
Lonza Group AG†	1,027	173,775
Nestle SA	148,517	11,097,651
Novartis AG	106,598	7,726,983
Panalpina Welttransport Holding AG	46,155	5,155,267
Pargesa Holding SA	602	38,347
Partners Group Holding AG	303	121,792
Roche Holding AG	31,625	7,784,970
Schindler Holding AG(Participation Certificate)(SIX)	855	157,653
Schindler Holding AG(AGXE)	384	70,326
SGS SA	1,403	2,964,896
Sika AG†	40	158,328
Sonova Holding AG	4,694	599,473
Sulzer AG	257	25,525
Swatch Group AG(XEGT)	602	208,545
Swatch Group AG(TRQX)	978	65,858
Swiss Life Holding AG	621	165,139
Swiss Prime Site AG	1,226	108,122
Swiss Re AG	6,690	618,523
Swisscom AG	498	270,610
Syngenta AG	1,767	735,063
UBS Group AG	279,356	4,500,259
Zurich Insurance Group AG	2,865	665,337
		63,330,601
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,345,000	6,770,134
United Arab Emirates — 0.0%
Orascom Construction, Ltd.†	742	4,385
United Kingdom — 19.6%
3i Group PLC	18,973	124,369
Aberdeen Asset Management PLC	17,950	71,516
Admiral Group PLC	3,804	108,341
Aggreko PLC	5,006	77,435
Amec Foster Wheeler PLC	7,584	49,016
Anglo American PLC	27,143	215,231
Antofagasta PLC	82,885	558,790
ARM Holdings PLC	283,141	4,123,543
Ashtead Group PLC	9,762	121,139
Associated British Foods PLC	61,795	2,972,339

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	24,059	$1,348,498
Auto Trader Group PLC*	523,136	2,930,279
Aviva PLC	351,913	2,305,288
Babcock International Group PLC	4,789	65,309
BAE Systems PLC	61,414	448,968
Barclays PLC	319,820	689,012
Barclays PLC ADR	65,500	564,610
Barratt Developments PLC	19,118	153,903
BHP Billiton PLC	129,101	1,451,477
BP PLC	348,304	1,751,630
British American Tobacco PLC	79,179	4,651,180
British Land Co. PLC	18,885	190,001
BT Group PLC	159,228	1,007,384
Bunzl PLC	6,446	187,291
Burberry Group PLC	55,841	1,094,752
Capita PLC	12,855	192,384
Carnival PLC	3,567	192,219
Centrica PLC	95,776	313,220
Close Brothers Group PLC	18,063	327,400
Cobham PLC	22,076	68,835
Compass Group PLC	160,442	2,829,738
Croda International PLC	2,652	115,753
CYBG PLC†	12,594	37,714
Diageo PLC	365,293	9,871,323
Direct Line Insurance Group PLC	358,758	1,907,514
Dixons Carphone PLC	18,998	116,320
easyJet PLC	3,090	67,413
Fresnillo PLC	4,342	59,400
G4S PLC	30,240	82,782
GKN PLC	481,581	1,997,544
GlaxoSmithKline PLC	92,531	1,876,514
GlaxoSmithKline PLC ADR	29,200	1,184,060
Hammerson PLC	15,439	128,278
Hargreaves Lansdown PLC	4,592	88,640
HSBC Holdings PLC	372,134	2,319,096
ICAP PLC	10,605	72,319
IMI PLC	5,325	72,847
Imperial Brands PLC	18,395	1,020,597
Indivior PLC	1,045,523	2,449,161
Informa PLC	59,182	589,901
Inmarsat PLC	8,225	116,300
InterContinental Hotels Group PLC	4,567	188,319
Intertek Group PLC	3,157	143,599
Intu Properties PLC	17,777	79,916
Investec PLC	10,771	79,283
ITV PLC	74,470	257,981
J Sainsbury PLC	24,324	96,526
Johnson Matthey PLC	3,771	148,618
Kingfisher PLC	395,750	2,141,146
Land Securities Group PLC	15,288	241,751
Legal & General Group PLC	113,015	381,771
Liberty Global PLC, Class A†	176,079	6,779,042
Lloyds Banking Group PLC	7,886,953	7,705,054
London Stock Exchange Group PLC	24,589	995,909
Lonmin PLC†	20	38
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Marks & Spencer Group PLC	216,787	$1,264,745
Meggitt PLC	15,522	90,645
Melrose Industries PLC	2,805	14,362
Merlin Entertainments PLC*	460,395	3,064,856
Mondi PLC	7,072	135,700
National Grid PLC	256,680	3,639,376
Next PLC	2,816	218,402
Old Mutual PLC	95,528	264,937
Pearson PLC	15,879	199,554
Persimmon PLC	69,574	2,083,449
Provident Financial PLC	2,777	118,258
Prudential PLC	297,511	5,559,172
Reckitt Benckiser Group PLC	93,483	9,036,027
RELX PLC	21,332	396,457
Rexam PLC	13,791	125,578
Rio Tinto PLC	23,847	669,763
Rolls-Royce Holdings PLC	182,853	1,791,085
Royal Bank of Scotland Group PLC†	317,519	1,015,593
Royal Dutch Shell PLC, Class A(CHIX)	171,028	4,153,036
Royal Dutch Shell PLC, Class A (TRQX)	74,555	1,803,220
Royal Dutch Shell PLC, Class B ADR	65,300	3,212,107
Royal Dutch Shell PLC, Class B	75,321	1,839,055
Royal Mail PLC	17,054	117,742
RSA Insurance Group PLC	296,251	2,024,057
SABMiller PLC	69,044	4,220,436
Sage Group PLC	20,782	187,745
Schroders PLC	2,447	94,294
Segro PLC	14,257	84,016
Severn Trent PLC	4,625	144,345
Sky PLC	170,043	2,500,855
Smith & Nephew PLC	17,349	286,053
Smiths Group PLC	7,731	119,475
Sports Direct International PLC†	5,208	28,282
SSE PLC	81,221	1,740,472
St James's Place PLC	10,025	132,249
Standard Chartered PLC	170,245	1,155,452
Standard Life PLC	38,010	194,402
Tate & Lyle PLC	9,174	76,158
Taylor Wimpey PLC	62,667	171,280
Tesco PLC†	539,622	1,486,511
Travis Perkins PLC	4,804	126,058
Tullow Oil PLC†	18,357	51,913
Unilever PLC	139,900	6,334,358
United Utilities Group PLC	13,189	174,841
Vodafone Group PLC	2,038,702	6,476,922
Vodafone Group PLC ADR	89,400	2,865,270
Weir Group PLC	4,145	65,962
Whitbread PLC	3,526	200,543
William Hill PLC	16,880	79,278
WM Morrison Supermarkets PLC	40,410	115,323
Worldpay Group PLC†*	364,824	1,441,464
		147,988,659

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States — 0.1%
Autoliv, Inc. SDR	7,964	$946,665
Total Common Stocks (cost $754,735,080)		720,718,317
EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI EAFE Index Fund (cost $8,257,355)	141,140	8,063,328
Total Long-Term Investment Securities (cost $762,992,435)		728,781,645
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.0%
BNP Paribas SA NY 0.24% due 04/01/2016	$7,400,000	7,400,000
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.24%(4)	616,804	616,804
T. Rowe Price Reserve Investment Fund 0.33%(4)	1,393	1,393
Total Registered Investment Companies (cost $618,197)		618,197
Total Short-Term Investment Securities (cost $8,018,197)		8,018,197
REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/31/2016, to be repurchased 4/01/2016 in the amount $978,000 collateralized by $910,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $1,002,603	978,000	978,000
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	14,449,000	14,449,000
Total Repurchase Agreements (cost $15,427,000)		15,427,000
TOTAL INVESTMENTS (cost $786,437,632)(6)	99.8%	752,226,842
Other assets less liabilities	0.2	1,527,249
NET ASSETS	100.0%	$753,754,091

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $8,682,731 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At March 31, 2016 the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)  The rate shown is the 7-day yield as of March 31, 2016

(5)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange, Amsterdam

FDR — Federal Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
224	Long	E-mini MSCI EAFE Index	June 2016	$18,043,012	$18,205,600	$162,588

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$30,103,053	$75,567	$0	$30,178,620
Japan	150,928,711	97,028	—	151,025,739
Portugal	362,638	—	4,035	366,673
Other Countries	539,147,285	—	—	539,147,285
Exchange-Traded Funds	8,063,328	—	—	8,063,328
Short-Term Investment Securities:
Commercial Paper	—	7,400,000	—	7,400,000
Registered Investment Companies	618,197	—	—	618,197
Repurchase Agreements	—	15,427,000	—	15,427,000
Total Investments at Value	$729,223,212	$22,999,595	$4,035	$752,226,842
Other Financial Instruments:†
Futures Contracts	$162,588	$—	$—	$162,588

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $650,884,308 were transferred from Level 2 to Level 1 due to foreign equity securities whose value were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
United States Treasury Notes	30.9%
Federal National Mtg. Assoc.	17.4
Diversified Financial Services	11.7
United States Treasury Bonds	6.9
Diversified Banking Institutions	5.9
Federal Home Loan Mtg. Corp.	5.8
Government National Mtg. Assoc.	2.6
Repurchase Agreements	2.6
Banks-Commercial	2.5
Cable/Satellite TV	1.6
Electric-Integrated	1.6
Telephone-Integrated	1.6
Brewery	1.2
Real Estate Investment Trusts	1.1
Oil Companies-Integrated	1.1
Auto-Cars/Light Trucks	1.0
Banks-Super Regional	1.0
Sovereign	0.9
Oil Companies-Exploration & Production	0.9
Pipelines	0.8
Medical-Drugs	0.8
Medical-HMO	0.7
Medical-Generic Drugs	0.5
Municipal Bonds & Notes	0.5
Multimedia	0.5
Retail-Drug Store	0.5
Banks-Fiduciary	0.4
Transport-Rail	0.4
Insurance-Multi-line	0.3
Tobacco	0.3
Federal Home Loan Bank	0.3
Insurance Brokers	0.3
Retail-Building Products	0.3
Finance-Credit Card	0.3
Networking Products	0.3
Insurance-Life/Health	0.3
Insurance-Property/Casualty	0.3
Aerospace/Defense-Equipment	0.3
Applications Software	0.2
Aerospace/Defense	0.2
Medical Products	0.2
Transport-Services	0.2
Electric-Generation	0.2
Medical-Biomedical/Gene	0.2
Food-Misc./Diversified	0.2
Finance-Consumer Loans	0.2
Insurance-Mutual	0.2
Computers	0.2
Computer Services	0.2
Retail-Discount	0.2
Medical Instruments	0.2
Gas-Distribution	0.2
Agricultural Chemicals	0.2
Cellular Telecom	0.2
Retail-Restaurants	0.1
Retail-Auto Parts	0.1
Finance-Other Services	0.1
Paper & Related Products	0.1
Savings & Loans/Thrifts	0.1
Trucking/Leasing	0.1
Real Estate Operations & Development	0.1%
Diagnostic Equipment	0.1
Diversified Manufacturing Operations	0.1
Food-Confectionery	0.1
Diversified Operations	0.1
Electric-Distribution	0.1
Data Processing/Management	0.1
Television	0.1
Medical Labs & Testing Services	0.1
Medical-Wholesale Drug Distribution	0.1
Building Societies	0.1
Containers-Paper/Plastic	0.1
Beverages-Non-alcoholic	0.1
Investment Management/Advisor Services	0.1
Electronic Components-Semiconductors	0.1
Medical-Hospitals	0.1
Oil-Field Services	0.1
Commercial Services	0.1
Enterprise Software/Service	0.1
Advertising Agencies	0.1
Non-Hazardous Waste Disposal	0.1
Metal-Diversified	0.1
Oil Refining & Marketing	0.1
Machinery-General Industrial	0.1
Semiconductor Components-Integrated Circuits	0.1
Machinery-Farming	0.1
Internet Connectivity Services	0.1
Food-Wholesale/Distribution	0.1
Advertising Services	0.1
Professional Sports	0.1
Central Bank	0.1
Metal Processors & Fabrication	0.1
Retail-Pet Food & Supplies	0.1
Telecom Services	0.1
113.6%
Credit Quality†#
Aaa	63.3%
Aa	2.2
A	8.9
Baa	14.0
Ba	3.4
B	1.2
Caa	0.8
Ca	0.3
Not Rated@	5.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES — 11.6%
Diversified Financial Services — 11.6%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.70% due 11/25/2035(1)	$268,792	$241,886
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 0.93% due 01/25/2036(1)	176,802	150,921
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.83% due 10/25/2036(1)	289,256	197,331
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(1)	265,639	228,137
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	219,000	220,269
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 0.62% due 09/25/2046(1)	214,082	145,293
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.29% due 10/25/2046(1)	77,774	54,058
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	178,000	178,151
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	160,000	162,449
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.07% due 07/27/2026*(2)	1,190,000	1,179,588
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.07% due 01/19/2025*(2)	795,000	789,268
Apidos CLO XX FRS Series 2015-20A, Class A1 2.17% due 01/16/2027*(2)	1,305,000	1,300,433
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.05% due 07/18/2027*(2)	1,500,000	1,483,605
Applebee's Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	4,000	3,984
Ares XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 2.14% due 04/17/2026*(2)	1,215,000	1,208,961
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.47% due 04/20/2023*(2)	877,115	873,423
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034	215,482	199,868
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 2.17% due 07/16/2026*(2)	$540,000	$535,275
Atlas Senior Loan Fund VI, Ltd. FRS Series 2014-6A, Class A 2.16% due 10/15/2026*(2)	1,705,000	1,694,037
Atrium VII FRS Series 7AR, Class BR 2.37% due 11/16/2022*(2)	505,000	498,107
Atrium XI FRS Series 11-A, Class B 2.77% due 10/23/2025*(2)	1,520,000	1,503,675
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.47% due 04/17/2023*(2)	485,000	480,785
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	1,425,000	1,525,706
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class A 2.14% due 04/25/2026*(2)	1,205,000	1,197,903
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	147,534	143,288
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	191,000	191,649
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 2.11% due 07/20/2025*(2)	295,000	292,776
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(3)	732,229	758,907
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.49% due 01/25/2037(1)	22,194	14,018
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.66% due 02/20/2047(1)	540,019	440,454
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,178,421
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.60% due 01/25/2037(1)	29,695	23,448
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 11A1 2.73% due 02/25/2036(1)	93,566	71,231
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.81% due 05/25/2036(1)	145,310	118,715
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.91% due 02/25/2036(1)	82,476	66,122

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.93% due 01/25/2036(1)	$249,006	$197,010
Bear Stearns ALT-A Trust FRS Series 2005-9, Class 11A1 0.95% due 11/25/2035(1)	123,912	102,318
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	26,415	27,040
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.61% due 10/25/2036(1)	115,099	87,488
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.63% due 02/25/2037(1)	259,095	198,037
BlueMountain CLO 2015-3, Ltd. FRS Series 2015-3A, Class A1 1.81% due 10/20/2027*(2)	2,115,000	2,084,396
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	319,000	318,899
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 2.09% due 04/27/2027*(2)	1,355,000	1,344,770
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	329,000	330,694
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.10% due 01/25/2026*(2)	1,500,000	1,480,605
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 2.11% due 07/27/2026*(2)	820,000	813,071
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(3)	400,000	402,637
Chase Mtg. Finance Trust FRS Series 2005-A1, Class 2A2 2.68% due 12/25/2035(1)	260,549	235,340
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	304,882
CHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.75% due 09/25/2047(1)	347,590	310,361
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 3.02% due 04/25/2037(1)	51,268	47,980
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.10% due 05/24/2026*(2)	1,495,000	1,483,339
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 2.12% due 04/18/2025*(2)	$1,285,000	$1,275,722
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.72% due 08/14/2024*(2)	1,085,000	1,068,855
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.13% due 07/10/2047(3)(4)	4,357,124	284,077
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.17% due 04/10/2048(3)(4)	3,702,440	267,352
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	310,432
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	507,641
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	658,883
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	671,613
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,223,245
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	972,000
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(3)	293,631	307,288
Cobalt CMBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	66,504	67,182
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(3)	658,823	688,124
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	46,227
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,099,159
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	468,550
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2055(3)	34,505	36,138
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	449,384

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	$775,000	$830,828
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	1,205,000	1,280,389
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,206,515
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	714,595
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	661,042
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.02% due 07/10/2045(3)	130,000	142,859
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	739,366
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	941,117
Consumer Credit Origination Loan Trust Series 2015-1, Class A 2.82% due 03/15/2021*(10)	152,314	152,357
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(3)	398,000	408,612
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.70% due 01/25/2036(1)	174,364	141,437
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.76% due 11/25/2035(1)	80,740	65,734
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.23% due 12/25/2035(1)	176,692	143,781
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	259,798	214,303
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	360,498	240,944
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.11% due 03/25/2035(1)	102,589	81,870
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.57% due 06/20/2035(1)	$186,982	$179,278
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 2.61% due 11/20/2035(1)	52,351	46,399
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	17,390	17,440
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	623,557
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.90% due 06/15/2057(3)(4)	10,346,379	573,516
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(3)	20,600	21,399
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	1,443,000	1,539,291
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(3)	1,150,000	1,232,385
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	95,040	92,949
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	190,000	189,345
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.58% due 12/25/2036(1)	261,119	212,322
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.58% due 03/25/2037(1)	26,401	18,840
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	248,000	251,971
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 2.10% due 07/15/2026*(2)	1,370,000	1,364,465
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 2.97% due 11/09/2025*(2)	1,050,000	1,049,202
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.97% due 04/18/2026*(2)	1,260,000	1,247,299
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.24% due 03/19/2046(1)	394,509	281,084

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.59% due 11/25/2036	$228,501	$199,359
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	174,949
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	99,813	99,363
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.52% due 07/17/2026*(2)	290,000	280,358
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	164,000	165,792
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	181,826
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	189,224
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	189,755
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.10% due 09/19/2035(1)	77,528	71,131
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.29% due 04/19/2036(1)	438,037	392,818
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	485,000	485,437
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.59% due 02/25/2037(1)	110,903	90,997
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(3)	38,625	39,860
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,308,282
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	184,848
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,303,989
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,091,860
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	1,307,000	1,399,922
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	$615,000	$669,345
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.48% due 12/25/2046(10)	57,777	36,115
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.50% due 12/25/2046(10)	101,525	49,891
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.51% due 02/25/2037(10)	520,319	264,192
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.52% due 12/25/2036(10)	17,563	8,298
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.67% due 11/25/2036(10)	139,487	79,305
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.73% due 03/25/2036(10)	29,942	19,799
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.75% due 04/25/2047(10)	231,863	141,810
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(10)	127,333	66,012
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(10)	406,557	201,527
GSAA Trust FRS Series 2007-3, Class 1A2 0.60% due 03/25/2047(10)	97,884	47,300
GSAA Trust FRS Series 2007-6, Class 1A2 0.65% due 05/25/2047(10)	75,130	52,123
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(10)	365,000	337,613
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.73% due 01/25/2037(1)	856,155	527,929
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.93% due 11/25/2035(1)	18,476	12,334
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.83% due 10/25/2035(1)	190,250	166,646
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.91% due 01/25/2036(1)	19,876	18,333
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.91% due 01/25/2036(1)	257,206	234,994
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.62% due 01/19/2038(1)	15,529	12,457

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.67% due 12/19/2036(1)	$339,409	$231,010
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 1.13% due 01/19/2035(1)(10)	55,472	36,356
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,306,717
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.70% due 02/25/2036	200,000	171,541
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.71% due 07/25/2035(1)	7,930	6,382
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.76% due 08/25/2035(1)	111,506	82,573
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.92% due 12/25/2036(1)	435,026	378,283
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.44% due 06/17/2031*	169,393	165,569
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	855,000	880,066
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,036,037
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,190,753	1,265,217
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(3)	1,786,000	1,932,738
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,090,122
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(3)	796,086	817,804
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.76% due 05/25/2036(1)	217,954	192,076
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(3)	$535,000	$573,429
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	312,004
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	1,355,000	1,457,659
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	666,697
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,287,131
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	371,723
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	634,860	647,839
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.08% due 04/15/2041(3)	88,172	93,209
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.62% due 11/25/2046(1)(10)	339,900	261,901
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.67% due 06/25/2047(1)	36,484	24,206
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.69% due 11/25/2035(10)	72,741	48,433
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.28% due 09/25/2047(1)	333,744	267,062
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 2.12% due 04/18/2026*(2)	1,295,000	1,274,669
Luminent Mtg. Trust FRS Series 2006-6, Class A1 0.63% due 10/25/2046(1)	135,989	114,283
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.69% due 11/25/2035(1)	293,063	260,735
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.90% due 10/23/2025*(2)	1,235,000	1,219,995

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 2.12% due 07/20/2026*(2)	$1,290,000	$1,284,363
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 2.07% due 01/19/2025*(2)	750,000	743,700
Magnetite CLO, Ltd. FRS Series 2012-7A, Class C 5.12% due 01/15/2025*(2)(10)	1,355,000	1,315,448
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.04% due 07/25/2026*(2)	2,515,000	2,492,591
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.57% due 07/25/2026*(2)	895,000	878,630
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 2.10% due 04/15/2026*(2)	835,000	829,472
Magnetite XII, Ltd. FRS Series 2015-12A, Class A 2.12% due 04/15/2027*(2)	930,000	921,918
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.79% due 07/25/2035(1)	365,179	286,572
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.58% due 06/25/2036(10)	35,549	30,562
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.16% due 12/15/2047(3)(4)	2,787,904	172,838
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	521,073
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(3)	389,000	404,358
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(3)	791,000	816,969
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(3)	1,857,000	1,923,556
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,166,814
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	785,965
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.60% due 11/25/2036(10)	$304,439	$130,953
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 2.96% due 05/25/2036(1)	97,959	69,334
Nationstar HECM Loan Trust Series 2016-1A, Class A 2.98% due 02/25/2026*(5)	917,757	918,252
Neuberger Berman CLO XVI, Ltd. FRS Series 2014-16A, Class A1 2.09% due 04/15/2026*(2)	955,000	949,089
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.09% due 08/04/2025*(2)	1,085,000	1,077,481
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	229,962
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.56% due 06/25/2036(1)	229,436	169,642
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	289,595	288,944
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 2.09% due 07/20/2026*(2)	405,000	400,962
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.17% due 02/15/2026*(2)	1,325,000	1,317,911
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.15% due 04/17/2027*(2)	1,160,000	1,151,532
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.74% due 07/17/2025*(2)	705,000	689,737
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	1,265,000	1,264,299
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,030,000	2,042,850
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1 2.12% due 01/17/2026*(2)	2,110,000	2,100,231
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.17% due 04/17/2026*(2)	1,265,000	1,259,624
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.07% due 04/30/2027*(2)	2,100,000	2,074,737

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.13% due 04/15/2027*(2)	$1,565,000	$1,546,361
RALI Series Trust FRS Series 2006-QA3, Class A2 0.73% due 04/25/2036(1)	346,983	229,336
RALI Series Trust FRS Series 2006-QO7, Class 1A1 1.15% due 09/25/2046(1)	249,857	172,318
RALI Series Trust FRS Series 2007-QH9, Class A1 1.64% due 11/25/2037(1)	103,555	62,970
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	125,800	107,566
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(10)	351,791	174,366
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(10)	166,809	92,522
Residential Asset Securitization Trust FRS Series 2005-A2, Class A2 0.88% due 03/25/2035(1)	132,612	102,302
RFMSI Trust FRS Series 2005-SA3, Class 1A 2.91% due 08/25/2035(1)	150,773	112,055
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.37% due 04/25/2037(1)	45,745	38,435
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	285,227
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	164,000	165,002
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.52% due 07/25/2036(10)	214,873	95,025
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 2.10% due 07/17/2026*(2)	955,000	947,350
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.68% due 07/20/2037(1)	33,646	26,659
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 2.10% due 07/17/2026*(2)	1,585,000	1,574,587
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	65,938	65,626
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	$91,010	$89,959
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.61% due 07/25/2037(10)	50,000	29,779
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.68% due 11/25/2036(10)	290,000	190,723
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(10)	692,890	690,036
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	718,887	716,948
SPS Servicer Advance Receivables Trust Series 2015-T3, Class AT3 2.92% due 07/15/2047*	1,385,000	1,385,806
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.73% due 09/25/2034(1)	40,613	34,865
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.66% due 02/25/2036(1)	159,182	119,465
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.37% due 01/09/2023*(2)	1,200,000	1,181,640
Symphony CLO, Ltd. FRS Series 2014-15A, Class A 2.07% due 10/17/2026*(2)	1,150,000	1,136,879
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 2.10% due 07/14/2026*(2)	1,130,000	1,124,203
Synchrony Credit Card Master Note Trust Series 2014-1, Class A 1.61% due 11/15/2020	214,000	214,665
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,836
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 2.09% due 10/20/2026*(2)	810,000	804,638
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(1)	661,345	660,830
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.12% due 04/20/2027*(2)	1,325,000	1,313,300
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	700,000	726,280

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	$101,000	$105,154
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,225,102
Voya CLO, Ltd. FRS Series 2014-2A, Class A1 2.07% due 07/17/2026*(2)	250,000	247,795
Voya CLO, Ltd. FRS Series 2014-1A, Class A1 2.12% due 04/18/2026*(2)	1,250,000	1,240,863
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.12% due 10/14/2026*(2)	350,000	347,722
Voya CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.48% due 03/14/2022*(2)	1,000,000	987,920
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.14% due 12/25/2046(1)	168,431	129,706
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR18, Class 2A2 1.98% due 01/25/2037(1)	90,240	74,152
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.16% due 11/25/2046(1)	96,924	85,480
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2007-HY6, Class 1A1 2.21% due 06/25/2037(1)	154,255	130,452
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 0.52% due 02/25/2037(1)	559,609	354,207
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.03% due 07/25/2036(1)	129,114	71,433
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.18% due 11/25/2046(1)	206,795	140,338
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(3)(4)	9,714,772	688,696
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.20% due 05/15/2048(3)(4)	3,758,744	275,437
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2015-C26, Class A2 2.66% due 02/15/2048(3)	$140,000	$143,909
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)	75,000	55,949
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.74% due 10/25/2036(1)	261,524	238,766
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(1)	53,596	53,378
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.76% due 10/25/2035(1)	325,000	308,751
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	139,300	136,745
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	69,650	67,658
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	1,250,000	1,249,215
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.81% due 02/15/2044*(3)(4)	598,976	19,115
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	548,098
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	527,094
Total Asset Backed Securities (cost $141,488,267)		142,180,694
U.S. CORPORATE BONDS & NOTES — 26.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	96,884
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	666,000	682,221
		779,105
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	155,000	157,465

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	$184,000	$188,666
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	87,000	90,771
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	211,251
Boeing Co. Senior Notes 2.20% due 10/30/2022	145,000	144,144
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	265,000	271,429
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	203,142
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	450,000	503,159
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	484,635
Raytheon Co. Senior Notes 3.13% due 10/15/2020	500,000	533,843
		2,788,505
Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	172,542
Harris Corp. Senior Notes 5.05% due 04/27/2045	157,000	167,278
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	94,000	94,118
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	94,000	97,525
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	123,000	129,150
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	42,000	37,800
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,338,206
		2,036,619
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	500,000	435,168
Security Description	Principal Amount(17)	Value (Note 2)
Agricultural Chemicals (continued)
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	$650,000	$597,915
		1,033,083
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	108,000	110,970
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(5)	14,593	14,646
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	133,133	131,801
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023	86,355	88,514
		345,931
Alternative Waste Technology — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	34,677
Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	157,000	158,527
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	550,000	563,504
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	600,000	623,885
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	1,080,000	1,197,899
		2,543,815
Auto-Cars/Light Trucks — 1.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	236,414
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	306,838
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	290,032
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	150,936

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	$375,000	$488,565
Ford Motor Credit Co. LLC Senior Notes 1.46% due 03/27/2017	465,000	464,363
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	114,856
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	995,870
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	300,000	300,382
Ford Motor Credit Co. LLC Senior Notes 3.20% due 01/15/2021	665,000	679,701
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	286,164
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,404,023
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	397,761
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	877,675
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,377,975
General Motors Co. Senior Notes 6.25% due 10/02/2043	750,000	801,032
General Motors Co. Senior Notes 6.60% due 04/01/2036	310,000	341,121
General Motors Co. Senior Notes 6.75% due 04/01/2046	110,000	125,044
General Motors Financial Co., Inc. Company Guar. Notes 3.10% due 01/15/2019	1,215,000	1,229,530
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	440,000	460,207
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	377,000	379,515
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	118,000	120,129
Security Description	Principal Amount(17)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Volkswagen Group of America Finance LLC Company Guar. Notes 1.60% due 11/20/2017*	$785,000	$776,759
		12,604,892
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	98,465
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	53,000	53,200
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	269,199
		420,864
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	99,910
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	85,000	81,600
		181,510
Banks-Commercial — 0.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	362,086
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	259,993
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	601,505
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,493,614
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	354,482
Capital One NA Senior Notes 1.65% due 02/05/2018	350,000	347,479
Capital One NA Senior Notes 2.35% due 08/17/2018	1,400,000	1,407,207
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	261,319
Fifth Third Bank Senior Notes 2.15% due 08/20/2018	600,000	604,892
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	259,736

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	$200,000	$204,880
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	457,675
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	258,607
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	527,442
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	597,309
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	261,821
PNC Bank NA Senior Notes 2.40% due 10/18/2019	755,000	770,499
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	178,000	179,480
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	384,815
		9,594,841
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,091,792
Bank of New York Mellon Corp. Senior Notes 2.45% due 11/27/2020	1,530,000	1,560,563
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	1,155,000	1,182,792
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	269,667
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	166,599
		4,271,413
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	615,000	622,692
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	230,499
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	182,121
Security Description	Principal Amount(17)	Value (Note 2)
Banks-Super Regional (continued)
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	$625,000	$663,537
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	190,239
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(9)	190,000	191,937
PNC Funding Corp. Company Guar. Notes 2.70% due 09/19/2016	500,000	503,454
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	121,000	122,767
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	1,335,000	1,355,885
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	668,908
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	2,000,000	2,025,260
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	800,000	818,625
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	116,000	121,748
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	285,000	302,398
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,485,000	1,593,913
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	310,835
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,210,983
		11,115,801
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	95,535
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	675,000	720,326
Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	1,352,000	1,371,307

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	$225,000	$229,922
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	228,000	234,290
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	3,180,000	3,306,001
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	141,000	148,277
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,660,000	1,793,969
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,814,000	5,379,943
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	710,866
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	380,000	383,172
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	170,000	161,510
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	479,235
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	756,208
		14,954,700
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	150,000	142,875
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	75,000	76,500
		219,375
Security Description	Principal Amount(17)	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	$26,000	$28,210
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	26,000	26,618
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	99,405
		154,233
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	91,750
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022	78,000	77,805
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	229,243
Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	104,000	105,300
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	106,500
		211,800
Cable/Satellite TV — 1.4%
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	153,000	155,295
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	3,570,000	3,647,958
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	455,000	475,597
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	1,455,000	1,534,757
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	96,000	105,980
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	1,315,000	1,463,235
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	80,000	82,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 6.38% due 09/15/2020*	80,000	79,200

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	$1,065,000	$1,100,537
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	831,982
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	940,000	978,690
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	405,000	438,781
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	642,943
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	332,975
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	702,131
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	296,064
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	356,812
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	655,948
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	214,298
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	375,000	330,938
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	315,000	329,621
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	310,000	275,189
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	312,730
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	125,000	129,365
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	399,981
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	330,067
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	1,190,000	1,393,358
		17,597,232
Security Description	Principal Amount(17)	Value (Note 2)
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	$128,000	$125,312
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	85,000	72,463
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	95,000	90,250
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	100,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	50,125
		438,650
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	517,000	394,859
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	170,000	176,587
		571,446
Chemicals-Diversified — 0.0%
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	234,000	239,022
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	69,000	67,965
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	141,151
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	83,000	62,250
		203,401
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	100,775
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	284,000	281,388

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint (continued)
Valspar Corp. Senior Notes 3.95% due 01/15/2026	$75,000	$77,421
		358,809
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	94,686
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	75,000	66,750
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	73,560
Total System Services, Inc. Senior Notes 3.80% due 04/01/2021	48,000	49,363
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	37,000	38,178
		322,537
Computer Services — 0.2%
Hewlett Packard Enterprise Co. Company Guar. Notes 2.45% due 10/05/2017*	910,000	915,941
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	175,000	180,104
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	243,000	239,099
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	186,000	182,797
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	211,737
International Business Machines Corp. Senior Notes 3.45% due 02/19/2026	113,000	118,615
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	282,791
		2,131,084
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	85,000	83,300
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	254,000	266,326
Security Description	Principal Amount(17)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 2.85% due 02/23/2023	$186,000	$192,800
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	808,324
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	500,231
Apple, Inc. Senior Notes 4.50% due 02/23/2036	200,000	214,619
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	172,000	154,694
		2,136,994
Computers-Integrated Systems — 0.0%
Everi Payments, Inc. Senior Notes 10.00% due 01/15/2022	93,000	78,585
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	60,899
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	44,000	45,788
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	83,265
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	104,212
		233,265
Containers-Paper/Plastic — 0.0%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	60,000	60,450
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	76,000	78,915
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	68,000	55,760
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	139,000	141,085
		336,210
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	428,188

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	$77,000	$83,150
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	80,000	80,100
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	25,000	25,625
		188,875
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	405,000	418,137
Danaher Corp. Senior Notes 3.35% due 09/15/2025	134,000	142,533
Danaher Corp. Senior Notes 4.38% due 09/15/2045	75,000	83,767
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	514,662
		1,159,099
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	100,000	101,000
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	85,000	86,275
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	88,000	85,580
		171,855
Diversified Banking Institutions — 4.5%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,188,413
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,027,000	2,061,277
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	113,000	113,787
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,693,000	1,684,460
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	625,948
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	752,139
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	$415,000	$422,590
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	212,000	215,160
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	200,000	220,730
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	589,949
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	798,014
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	900,000	988,219
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	23,000	26,326
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	597,839
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,251,986
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	104,000	103,051
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,199,348
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,000,000	1,019,712
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,848,000	2,865,783
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	400,000	410,134
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,125,000	1,178,138
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	85,000	93,016
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	108,573
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020*	2,150,000	2,138,138
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	810,290

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	$820,000	$826,754
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,080,000	1,095,699
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	76,319
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	212,474
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,190,069
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	234,000	237,928
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	843,000	881,120
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,764,000	1,792,018
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	943,188
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	107,780
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	758,436
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	446,396
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,616,000	1,930,209
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	307,175
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	300,000	302,660
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,060,000	1,085,493
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,814,000	1,891,880
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	207,610
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,711
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	$1,960,000	$2,038,655
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	491,719
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	582,073
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	541,000	571,008
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	153,489
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	505,000	581,593
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	384,473
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	407,142
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,270,466
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,275,000	1,279,056
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,711,786
Morgan Stanley Senior Notes 2.45% due 02/01/2019	365,000	370,399
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	432,423
Morgan Stanley Senior Notes 2.80% due 06/16/2020	106,000	107,930
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	526,738
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	416,786
Morgan Stanley Senior Notes 3.88% due 01/27/2026	910,000	949,320
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	1,115,000	1,116,179
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,024,722

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$456,000	$470,247
Morgan Stanley Senior Notes 4.30% due 01/27/2045	730,000	734,556
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	174,944
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	213,793
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	213,000	230,512
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	224,861
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	250,243
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	159,381
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,338,355
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	143,865
		55,161,653
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	279,229
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	158,085
General Electric Co. Senior Notes 5.88% due 01/14/2038	199,000	259,278
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	199,000	237,042
Textron, Inc. Senior Notes 4.00% due 03/15/2026	161,000	165,061
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	237,500
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	111,808
		1,168,774
Security Description	Principal Amount(17)	Value (Note 2)
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	$290,000	$334,135
Educational Software — 0.0%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	125,000	100,625
Electric-Distribution — 0.1%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	344,269
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	508,000	519,843
		864,112
Electric-Integrated — 1.6%
AES Corp. Senior Notes 4.88% due 05/15/2023	93,000	89,512
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	61,583
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	97,101
Berkshire Hathaway Energy Co. Senior Notes 5.75% due 04/01/2018	450,000	484,744
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	625,204
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	311,331
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	124,364
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	525,473
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	354,875
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	320,351
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	82,560
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	51,646
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	63,490

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	$320,000	$320,518
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	471,565
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,782,567
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	961,121
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	222,051
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	945,148
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,576,562
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	53,000	56,632
Entergy Arkansas, Inc. 1st Mtg. Notes 4.95% due 12/15/2044	140,000	141,309
Eversource Energy Senior Notes 2.80% due 05/01/2023	825,000	819,375
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	576,579
Exelon Corp. Senior Notes 4.95% due 06/15/2035*	80,000	85,398
Exelon Corp. Senior Notes 5.10% due 06/15/2045*	82,000	88,982
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	129,831
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	207,691
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	53,000	54,308
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	372,965
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	99,053
Indiana Michigan Power Co. Senior Notes 4.55% due 03/15/2046	36,000	37,043
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated (continued)
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	$23,000	$25,084
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	229,976
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	275,007
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	288,384
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	312,999
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	32,000	34,701
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	446,656
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	180,386
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	276,500
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	534,904
PacifiCorp 1st Mtg. Notes 3.60% due 04/01/2024	500,000	534,937
PacifiCorp 1st Mtg. Notes 4.10% due 02/01/2042	275,000	287,318
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	87,156
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	204,969
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	614,647
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	102,000	115,699
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	235,000	235,028
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,268
Southern Power Co. Senior Notes 4.15% due 12/01/2025	165,000	170,012

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern Power Co. Senior Notes 5.25% due 07/15/2043	$170,000	$165,567
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025	139,000	115,370
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	100,000	103,311
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	174,548
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	348,713
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	171,296
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	108,031
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,099,851
		19,482,250
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,510
Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	383,087
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	200,000	158,000
		541,087
Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	85,000	85,928
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	18,000	17,324
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	90,000	72,900
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.90% due 05/15/2035	106,000	105,756
Security Description	Principal Amount(17)	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 5.38% due 07/15/2040	$400,000	$475,221
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	206,431
		787,408
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	194,000	198,365
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	99,000	96,773
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	95,250
		390,388
Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	157,000	111,470
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	88,125
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	42,000	42,042
Synchrony Financial Senior Notes 2.60% due 01/15/2019	830,000	831,773
Synchrony Financial Senior Notes 2.70% due 02/03/2020	885,000	876,950
Synchrony Financial Senior Notes 4.25% due 08/15/2024	194,000	197,273
		2,147,633
Finance-Credit Card — 0.3%
Discover Financial Services Senior Notes 3.75% due 03/04/2025	192,000	186,881
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	171,089
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	41,929
Visa, Inc. Senior Notes 1.20% due 12/14/2017	950,000	955,579
Visa, Inc. Senior Notes 2.20% due 12/14/2020	203,000	208,043
Visa, Inc. Senior Notes 2.80% due 12/14/2022	555,000	578,793

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 4.30% due 12/14/2045	$837,000	$915,685
		3,057,999
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	236,134
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	99,000	10
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	125,543
		361,700
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	145,500
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	510,529
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	91,986
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	365,485
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	185,555
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	89,000	90,609
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.35% due 06/15/2020	195,000	198,428
		1,442,592
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	45,000
Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020	200,000	202,285
Security Description	Principal Amount(17)	Value (Note 2)
Food-Confectionery (continued)
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	$1,000,000	$1,042,427
		1,244,712
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	100,000	102,875
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	104,000	93,860
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	190,000	191,758
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	1,170,000	1,201,755
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	243,467
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	500,000	536,825
		2,173,805
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.50% due 02/01/2026	92,000	96,687
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	119,000	100,853
		197,540
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	34,110
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	531,099
		565,209
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	39,000	39,780
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	100,000	81,000
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(10)	1,320	15
		120,795

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	$210,000	$223,415
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	102,791
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	74,080
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,217,776
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	120,286
		1,738,348
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	525,000	474,598
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021*	54,000	54,608
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	87,000	91,006
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	63,000	67,378
		158,384
Hotels/Motels — 0.0%
Hyatt Hotels Corp. Senior Notes 4.85% due 03/15/2026	82,000	85,564
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	80,000	80,200
		165,764
Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	74,000	79,180
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	115,000	106,375
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	18,000	13,140
Security Description	Principal Amount(17)	Value (Note 2)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	$126,000	$117,180
		236,695
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020	62,000	63,441
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.13% due 05/27/2016	125,000	125,431
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	304,169
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,460,723
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	294,850
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	275,880
		2,461,053
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	71,000	72,598
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	400,335
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	206,649
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	249,986
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,140
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	118,805
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	417,216
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	361,814
		1,897,543
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	418,600

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	$99,000	$101,491
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	438,755
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	340,474
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,238,150
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	275,000	405,426
		3,942,896
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	115,000	106,100
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	717,590
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	520,000	524,787
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	573,802
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	223,352
		2,145,631
Insurance-Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	1,225,000	1,260,028
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	343,741
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	89,000	91,256
		434,997
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	98,000	96,285
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	76,000	79,990
Security Description	Principal Amount(17)	Value (Note 2)
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	$305,000	$341,373
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	134,000	128,640
		470,013
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	275,439
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	341,250
		616,689
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	75,000	71,063
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,865,000	1,929,924
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	50,688
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	163,000	165,008
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	84,000	82,313
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	353,099
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	286,476
		937,584
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	56,817
Greatbatch, Ltd. Company Guar. Notes 9.13% due 11/01/2023*	47,000	46,589
Stryker Corp. Senior Notes 2.63% due 03/15/2021	480,000	489,470
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,154,280
		2,747,156

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	$400,000	$433,543
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	248,298
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	504,322
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	327,569
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	552,562
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	37,000	40,500
		2,106,794
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	250,000	251,679
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	949,868
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	156,000	158,479
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	834,885
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,000,000	1,046,050
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	668,568
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	80,000	81,601
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	181,000	199,566
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	895,000	898,278
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	130,000	135,174
Merck & Co., Inc. FRS Senior Notes 1.00% due 02/10/2020	610,000	606,979
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	992,900
		6,824,027
Security Description	Principal Amount(17)	Value (Note 2)
Medical-HMO — 0.7%
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	$500,000	$505,689
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	794,482
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	394,854
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	342,768
Anthem, Inc. Senior Notes 6.38% due 06/15/2037	260,000	315,156
Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	16,000	16,680
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	66,000	69,465
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	90,428
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,594,519
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	83,700
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	153,659
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	705,000	710,841
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	1,223,000	1,233,700
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,636,000	1,740,392
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	522,579
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	400,000	458,676
		9,027,588
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	29,708
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	40,000	40,700

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	$80,000	$82,000
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,262
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	144,750
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	208,000	205,140
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	102,500
		629,060
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	895,000	899,181
Metal-Aluminum — 0.0%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	53,000	54,027
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	391,306
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	475,000	497,356
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	69,000	73,770
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	943,615
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	183,530
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	170,664
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	120,263
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	60,601
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	142,099
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	223,757
Security Description	Principal Amount(17)	Value (Note 2)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	$614,000	$624,605
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	840,000	1,072,215
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	802,406
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	81,000	71,894
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	158,000	160,166
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	78,335
		5,616,582
Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	206,000	207,735
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	325,117
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	2,271,000	2,316,184
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	135,000	168,160
		3,017,196
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	659,786
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	109,233
		769,019
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,441,000	1,453,687
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	305,209
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	192,410
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	130,997

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	$399,000	$398,421
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	700,000	714,641
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	205,000	221,890
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	79,312
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	304,676
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	255,000	278,832
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	113,000	50,850
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	310,000	289,320
Devon Financing Corp. LLC Company Guar. Notes 7.88% due 09/30/2031	150,000	147,087
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	170,000	176,775
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	97,000	45,105
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	96,000	24,000
Halcon Resources Corp. Sec. Notes 12.00% due 02/15/2022*	23,000	15,294
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	479,285
Hess Corp. Senior Notes 5.60% due 02/15/2041	538,000	477,893
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	281,021
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	159,494
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	354,513
Security Description	Principal Amount(17)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	$69,000	$58,132
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	449,846
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	85,000	72,250
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	59,000	11,210
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	81,900
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	177,000	166,607
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	390,000	389,330
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	30,000	25,551
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	174,000	110,055
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	120,000	88,800
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046(21)	117,000	117,759
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019(21)	60,000	7,500
Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	725,000	721,177
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	405,000	408,185
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020*	68,510	6,800
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	98,000	52,920
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	38,903
SM Energy Co. Senior Notes 6.50% due 01/01/2023	16,000	11,280

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	$50,000	$40,000
		9,438,917
Oil Companies-Integrated — 0.4%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	200,712
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	111,477
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	79,000	77,805
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	235,000	227,019
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	610,000	637,032
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	580,000	605,486
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	202,000	202,907
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	690,000	702,214
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	985,000	1,001,786
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	354,000	362,305
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	595,000	504,919
		4,633,662
Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	100,000	71,000
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	85,905
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	80,000	75,900
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	325,000	356,851
		589,656
Security Description	Principal Amount(17)	Value (Note 2)
Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 2.70% due 11/15/2020	$415,000	$421,318
Halliburton Co. Senior Notes 3.38% due 11/15/2022	395,000	401,979
		823,297
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	84,000	80,115
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	83,000	84,450
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	385,871
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	412,211
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	141,874
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	238,067
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	81,000	79,785
		1,422,373
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	148,000	153,234
Pipelines — 0.8%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	41,000	40,588
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	225,553
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	242,023
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	408,339
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	540,000	490,726
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	111,000	87,884
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	200,511

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	$69,000	$53,638
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	166,062
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	307,278
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	247,882
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	50,147
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	185,000	171,627
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	155,000	145,405
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	100,000	96,119
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	143,670
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	766,907
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	78,120
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	88,000
Kinder Morgan Energy Partners LP Company Guar. Notes 3.50% due 03/01/2021	285,000	274,340
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	88,000	69,130
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	675,000	562,843
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	120,000	125,010
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	156,000	166,161
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	80,000	87,412
Security Description	Principal Amount(17)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	$115,000	$117,354
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	975,000	829,695
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	629,030
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	175,000	189,250
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	425,000	412,883
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	57,855
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	20,590
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	293,748
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	58,484
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,060,000	872,822
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	282,985
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	345,120
		9,405,191
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	140,000	140,620
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	150,000	124,500
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	130,000	127,887

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Newspapers (continued)
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	$95,000	$87,638
		215,525
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	150,000	143,250
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	52,000	46,134
		189,384
Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	481,815
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	818,034
American Tower Corp. Senior Notes 5.00% due 02/15/2024	380,000	417,001
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	331,668
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	208,524
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	325,863
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	54,000	52,515
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	56,000	51,800
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	128,000	128,640
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	452,422
Duke Realty LP Company Guar. Notes 5.95% due 02/15/2017	2,000	2,073
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	100,000	102,500
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Investment Trusts (continued)
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	$85,000	$89,633
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	76,000	73,910
HCP, Inc. Senior Notes 3.15% due 08/01/2022	800,000	765,721
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	634,592
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	59,219
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	572,239
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	306,103
iStar, Inc. Senior Notes 6.50% due 07/01/2021	113,000	110,034
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	584,039
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	345,000	349,719
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	155,693
Liberty Property LP Senior Notes 3.75% due 04/01/2025	300,000	298,954
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	312,432
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,393
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	112,986
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	217,000	207,668
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	174,000	177,217
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	150,000	152,952
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	523,087

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	$160,000	$182,424
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	375,696
Simon Property Group LP Senior Notes 2.50% due 07/15/2021	710,000	725,501
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,051,352
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	320,573
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	550,000	570,948
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	300,000	327,589
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	610,729
		13,110,258
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	122,188
Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	126,000	130,095
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	208,347
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	191,483
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	835,888
		1,365,813
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	111,690
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,166
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	274,228
Security Description	Principal Amount(17)	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	$50,000	$49,688
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	50,000	49,739
		495,511
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	136,000	106,760
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,199,156
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	453,335
O'Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	49,000	50,412
		1,702,903
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	89,000	89,892
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	425,000	441,398
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	91,000	95,529
Home Depot, Inc. Senior Notes 3.35% due 09/15/2025	370,000	400,941
Home Depot, Inc. Senior Notes 4.40% due 04/01/2021	720,000	806,162
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	611,575
Lowe's Cos, Inc. Senior Notes 3.38% due 09/15/2025	400,000	428,885
Lowe's Cos., Inc. Senior Notes 4.38% due 09/15/2045	190,000	211,109
		3,085,491
Retail-Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	75,000	72,000
Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	208,912

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount (continued)
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	$168,000	$173,425
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	749,983
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	372,160
		1,504,480
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	600,000	616,261
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,935,000	2,008,245
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	460,000	496,397
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,230,000	1,424,490
CVS Health Corp. Senior Notes 5.75% due 05/15/2041	480,000	586,602
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	90,318	94,069
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	64,708	70,099
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	118,186	130,791
		5,426,954
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	75,000	74,250
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	46,000	41,632
Retail-Restaurants — 0.1%
Landry's, Inc. Company Guar. Notes 9.38% due 05/01/2020*	94,000	98,700
McDonald's Corp. Senior Notes 2.75% due 12/09/2020	430,000	445,363
McDonald's Corp. Senior Notes 3.70% due 01/30/2026	117,000	123,920
Security Description	Principal Amount(17)	Value (Note 2)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 4.70% due 12/09/2035	$84,000	$90,267
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	703,000	768,004
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	198,000	179,190
		1,705,444
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	50,000	51,125
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	100,000	85,500
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	115,000	128,225
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	169,188
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	789,000	893,186
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	386,325
		1,448,699
Schools — 0.0%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	76,000	77,441
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	84,494
		161,935
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	625,000	641,544
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	205,506
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	150,000	144,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	$58,000	$58,580
		202,580
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	33,000	32,423
Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	625,000	632,294
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,818,056
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	560,000	581,770
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	210,000	221,295
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	175,890
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	609,000	600,534
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	707,000	689,648
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	740,845
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	847,481
AT&T, Inc. Senior Notes 5.65% due 02/15/2047	580,000	640,155
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	96,000	106,897
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	100,000	116,436
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	22,000	19,690
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	85,000	85,212
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	56,000	57,926
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	26,000	26,520
Security Description	Principal Amount(17)	Value (Note 2)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	$67,000	$68,675
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	194,000	194,970
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	1,115,000	1,147,266
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	188,063
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,560,000	1,552,187
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	79,865
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	1,901,000	1,904,234
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,720,000	1,651,200
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	464,000	489,298
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	205,000	205,662
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,881,367
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	11,000	13,530
		16,736,966
Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	340,000	355,130
Theaters — 0.0%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	50,000	51,875
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	697,243
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	38,304
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	72,102

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	$356,000	$372,289
		1,179,938
Transport-Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/2019	500,000	552,540
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	2,100,000	2,038,728
Union Pacific Corp. Senior Notes 2.75% due 03/01/2026	150,000	152,532
Union Pacific Corp. Senior Notes 4.05% due 11/15/2045	250,000	256,404
Union Pacific Corp. Senior Notes 4.38% due 11/15/2065	130,000	128,811
		3,129,015
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	175,000	179,584
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	456,593
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	355,000	364,836
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,035,972
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	223,490
		2,260,475
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	167,279
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	151,088
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	69,000	68,507
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,199
Security Description	Principal Amount(17)	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	$1,060,000	$1,131,843
		1,366,637
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	287,000	226,730
Total U.S. Corporate Bonds & Notes (cost $311,697,232)		317,998,526
FOREIGN CORPORATE BONDS & NOTES — 4.6%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	295,000	283,923
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	190,334
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	105,105
		579,362
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000	82,800
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	114,000	114,488
Banks-Commercial — 1.2%
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019	675,000	677,525
Abbey National Treasury Services PLC Company Guar. Notes 2.50% due 03/14/2019	169,000	170,611
Bank of Nova Scotia/The Sub. Notes 4.50% due 12/16/2025	1,911,000	1,907,812
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	2,240,000	2,361,468
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	210,000
BPCE SA Sub. Notes 4.50% due 03/15/2025*	248,000	245,545
BPCE SA Sub. Notes 5.15% due 07/21/2024*	1,130,000	1,154,211

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
BPCE SA Sub. Notes 5.70% due 10/22/2023*	$375,000	$397,205
Credit Suisse AG Senior Notes 1.38% due 05/26/2017	740,000	737,900
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	188,000	187,184
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	300,000	306,009
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	262,468
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	975,000	946,237
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000	606,631
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	389,000	388,981
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	254,733
Rabobank Nederland Bank Guar. Notes 5.25% due 08/04/2045	815,000	881,392
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	230,000	233,947
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	3,000,000	2,899,053
		14,828,912
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	298,464
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	220,761
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	420,000	445,200
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	108,000	97,200
Security Description	Principal Amount(17)	Value (Note 2)
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	$200,000	$200,500
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	200,000	196,816
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	772,938
Sky PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	214,667
		1,384,921
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	341,422
Digicel Group, Ltd. Senior Notes 7.13% due 04/01/2022	525,000	408,135
		749,557
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	68,075
Chemicals-Plastics — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000	185,524
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	180,000	179,222
Cruise Lines — 0.0%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	80,000	80,400
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	46,000	48,530
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	200,000	167,500
		296,430
Diversified Banking Institutions — 0.7%
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	193,114
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	504,293
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	244,125

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Notes 7.88% due 02/24/2041	$230,000	$232,990
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	272,000	270,269
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	265,000	230,325
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,378,000	1,406,239
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,405,000	1,387,959
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026	210,000	217,101
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	219,998
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	238,343
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,550,000	1,875,168
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	557,293
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	286,000	291,388
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	255,000	265,241
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	200,000	199,845
		8,333,691
Diversified Financial Services — 0.1%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	728,000	728,040
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	77,237
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	90,000	85,950
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	$155,000	$154,613
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018	91,000	79,625
		320,188
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	257,763
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	969,540
		1,227,303
Electric-Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	523,000	528,333
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	96,000	97,936
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,435,000	1,479,485
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	86,979
		2,192,733
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	55,000	53,763
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,292
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	66,760
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	200,000	189,500
Lincoln Finance, Ltd. Senior Sec. Notes 7.38% due 04/15/2021*	215,000	223,600
		489,152
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	200,000	203,460

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	$84,000	$76,567
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	54,000	45,918
		122,485
Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	204,000	204,916
Manulife Financial Corp. Senior Notes 4.15% due 03/04/2026	595,000	607,871
		812,787
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	93,000	92,089
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	208,000	199,569
		291,658
Insurance-Property/Casualty — 0.0%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	87,000	87,175
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	139,000	142,996
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	418,759
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	248,709
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	150,000	122,250
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	27,000	21,262
		810,980
Medical-Generic Drugs — 0.5%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,318,743
Security Description	Principal Amount(17)	Value (Note 2)
Medical-Generic Drugs (continued)
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	$1,238,000	$1,272,922
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	475,000	499,560
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	345,000	349,734
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	395,000	404,150
Perrigo Co. PLC Senior Notes 1.30% due 11/08/2016	320,000	318,502
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	265,000	271,556
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	205,000	208,959
		6,644,126
Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	499,751
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	235,000	229,025
		728,776
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	15,000	10,575
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	80,000	53,800
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	40,000	36,793
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000	898,156
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	74,000	43,660
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	45,281
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	110,420
Zhaikmunai LLP Company Guar. Notes 7.13% due 11/13/2019	275,000	217,993
		1,416,678

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		$25,000	$24,919
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		15,000	15,230
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022		1,550,000	1,579,679
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		95,000	97,767
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		54,000	55,169
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022		125,000	111,139
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023		1,385,000	1,244,565
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		525,000	428,683
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019		755,000	757,656
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		555,000	436,896
Petrobras Global Finance BV Company Guar. Notes 5.38% due 10/01/2029(10)	GBP	450,000	400,987
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		590,000	424,210
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*		350,000	366,625
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		61,000	50,685
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*		180,000	191,970
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		149,000	149,178
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		152,000	153,409
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		172,000	174,459
Security Description	Principal Amount(17)	Value (Note 2)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	$1,030,000	$1,038,711
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	275,000	289,350
		7,991,287
Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	85,000	80,219
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	148,500
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	100,000	73,750
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	90,000	26,775
		100,525
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	35,420
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	86,000	85,097
ArcelorMittal Senior Notes 7.75% due 03/01/2041	50,000	42,750
		127,847
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	250,091
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	214,862
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	301,675
		766,628
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	503,902
Imperial Tobacco Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	401,072

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	$1,050,000	$1,079,411
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	310,000	323,641
		2,308,026
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	463,252
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	328,878
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	120,087
		912,217
Total Foreign Corporate Bonds & Notes (cost $57,078,544)		56,684,813
U.S. GOVERNMENT AGENCIES — 26.1%
Federal Home Loan Bank — 0.3%
0.38% due 06/24/2016	2,365,000	2,364,986
1.88% due 12/09/2022	1,000,000	1,012,268
		3,377,254
Federal Home Loan Mtg. Corp. — 5.8%
0.88% due 03/07/2018	8,000,000	8,011,952
1.25% due 10/02/2019	1,272,000	1,277,476
2.00% due 08/25/2016	8,055,000	8,102,742
2.12% due 02/01/2037 FRS	68,303	70,894
2.38% due 01/13/2022	1,097,000	1,150,068
2.50% due 01/01/2028	201,071	207,433
2.50% due 04/01/2028	704,304	725,739
2.66% due 11/01/2037 FRS	423,028	446,531
3.00% due 08/01/2027	685,384	718,769
3.00% due 10/01/2042	391,932	404,151
3.00% due 11/01/2042	383,669	393,497
3.00% due 02/01/2043	1,214,788	1,245,923
3.00% due 04/01/2043	416,226	426,823
3.00% due 08/01/2043	1,675,708	1,719,648
3.00% due 07/01/2045	847,083	868,036
3.00% due 10/01/2045	766,342	785,298
3.00% due April TBA	4,000,000	4,095,625
3.50% due 11/01/2041	429,798	450,535
3.50% due 03/01/2042	191,133	200,302
3.50% due 08/01/2042	1,028,322	1,079,319
3.50% due 09/01/2043	165,357	174,144
3.50% due 03/01/2045	1,293,039	1,354,688
3.50% due 07/01/2045	453,065	474,757
3.50% due 08/01/2045	589,647	619,693
3.50% due 10/01/2045	1,159,740	1,214,941
3.50% due 11/01/2045	1,436,486	1,504,858
3.50% due 02/01/2046	638,383	668,768
3.50% due 03/01/2046	6,000,000	6,285,584
Security Description	Principal Amount(17)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.75% due 03/27/2019	$796,000	$861,317
4.00% due 09/01/2040	379,449	405,986
4.00% due 10/01/2043	950,795	1,015,741
4.00% due 07/01/2044	611,162	652,592
4.00% due 10/01/2045	639,608	683,344
4.00% due 11/01/2045	566,314	605,039
4.00% due April TBA	2,700,000	2,881,617
4.50% due 01/01/2039	16,087	17,464
4.50% due April TBA	2,600,000	2,824,205
5.00% due 11/01/2043	676,317	748,488
5.00% due April TBA	2,000,000	2,197,523
5.50% due 01/01/2036	303,020	340,883
6.00% due 03/01/2040	22,330	25,456
6.25% due 07/15/2032	206,000	301,212
6.75% due 03/15/2031	100,000	150,971
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.01% due 10/25/2047*(3)	730,000	727,309
Series 2012-K19, Class B 4.04% due 05/25/2045*(3)	20,037	20,929
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 2.08% due 04/25/2024(1)	1,549,000	1,531,933
Series 2015-DNA1, Class M2 2.28% due 10/25/2027(1)	460,000	454,965
Series 2014-DN1, Class M2 2.63% due 02/25/2024(1)	867,000	865,614
Series 2014-HQ2, Class M2 2.63% due 09/25/2024(1)	500,000	493,708
Series 2015-HQ1, Class M2 2.63% due 03/25/2025(1)	1,822,000	1,827,999
Series 2014-DN4, Class M2 2.83% due 10/25/2024(1)	332,074	335,070
Series 2015-DN1, Class M2 2.83% due 01/25/2025(1)	530,000	536,764
Series 2015-DNA2, Class M2 3.03% due 12/25/2027(1)	2,227,000	2,227,698
Series 2015-HQA1, Class M2 3.08% due 03/25/2028(1)	1,135,000	1,133,580
Series DNA3, Class M2 3.28% due 04/25/2028(1)	2,810,000	2,828,940
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series K701, Class X1
0.25% due 11/25/2017(3)(4)	2,274,002	7,790
Series K013, Class X1 0.58% due 01/25/2021(3)(4)	2,129,763	50,399
		71,432,730
Federal National Mtg. Assoc. — 17.4%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.03% due 01/25/2024(1)	820,736	819,517

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2013-C01, Class M1 2.43% due 10/25/2023(1)	$76,183	$76,484
Series 2014-C02, Class 2M2 3.03% due 05/25/2024(1)	60,000	54,173
Series 2014-C03, Class 2M2 3.33% due 07/25/2024(1)	255,000	233,504
Series 2014-C03, Class 1M2 3.43% due 07/25/2024(1)	345,000	316,942
Series 2014-C04, Class 1M2 5.33% due 11/25/2024(1)	150,000	151,281
Federal National Mtg. Assoc. zero coupon due 10/09/2019	7,452,000	7,080,004
0.88% due 10/26/2017	1,700,000	1,703,203
0.88% due 05/21/2018	5,955,000	5,962,319
2.37% due 09/01/2035 FRS	385,484	401,635
2.38% due 04/11/2016	1,245,000	1,245,753
2.39% due 05/01/2037 FRS	110,536	115,592
2.47% due 10/01/2035 FRS	415,989	439,746
2.49% due 07/01/2039 FRS	292,906	307,034
2.50% due 04/01/2028	467,895	484,261
2.50% due 02/01/2031	552,026	567,219
2.50% due April TBA	5,400,000	5,464,387
2.51% due 11/01/2036 FRS	185,814	196,343
2.58% due 10/01/2040 FRS	116,029	122,950
2.63% due 09/06/2024	2,025,000	2,134,390
2.64% due 03/01/2027	304,424	307,980
2.66% due 05/01/2040 FRS	412,135	434,561
2.67% due 10/01/2040 FRS	208,935	219,029
2.70% due 08/01/2035 FRS	236,573	249,315
2.78% due 03/01/2027	593,000	605,675
2.97% due 06/01/2027	1,090,000	1,130,540
2.97% due 06/01/2030	1,235,000	1,235,864
3.00% due 10/01/2027	692,283	724,876
3.00% due 11/01/2027	244,391	255,876
3.00% due 10/01/2030	569,425	595,123
3.00% due 03/01/2042	678,686	697,489
3.00% due 12/01/2042	200,661	206,297
3.00% due 05/01/2043	521,617	536,225
3.00% due 02/01/2045	469,301	481,756
3.00% due 06/01/2045	482,084	496,194
3.00% due April TBA	58,128,000	59,686,234
3.13% due 02/01/2027	402,000	422,326
3.50% due 08/01/2026	273,108	288,841
3.50% due 09/01/2026	331,832	351,609
3.50% due 08/01/2027	80,328	84,930
3.50% due 10/01/2028	107,900	114,862
3.50% due 03/01/2042	451,473	474,448
3.50% due 06/01/2042	309,245	324,966
3.50% due 07/01/2042	84,558	87,364
3.50% due 08/01/2042	1,067,314	1,117,139
3.50% due 08/01/2043	728,959	765,012
3.50% due 07/01/2045	385,237	404,332
3.50% due 08/01/2045	498,892	524,059
3.50% due 09/01/2045	830,670	871,344
3.50% due 10/01/2045	561,341	591,756
3.50% due 11/01/2045	836,900	878,981
Security Description	Principal Amount(17)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 01/01/2046	$9,762,664	$10,240,697
3.50% due April TBA	37,715,000	39,553,088
4.00% due 06/01/2039	218,570	238,143
4.00% due 10/01/2040	283,814	304,059
4.00% due 11/01/2040	413,076	442,590
4.00% due 10/01/2041	346,208	370,992
4.00% due 11/01/2041	362,988	388,937
4.00% due 10/01/2043	103,377	111,063
4.00% due 11/01/2043	324,601	346,795
4.00% due 12/01/2043	401,368	435,854
4.00% due 10/01/2044	1,128,838	1,206,435
4.00% due 11/01/2044	377,804	404,116
4.00% due 02/01/2045	369,087	395,278
4.00% due April TBA	25,451,000	27,160,971
4.50% due 10/01/2024	80,128	83,699
4.50% due 06/01/2039	287,106	315,182
4.50% due 05/01/2041	183,611	199,732
4.50% due 07/01/2041	115,696	125,922
4.50% due 03/01/2042	514,112	560,482
4.50% due 12/01/2044	194,371	211,354
4.50% due April TBA	14,704,000	15,999,790
5.00% due 05/01/2040	329,780	366,328
5.00% due 06/01/2040	42,943	47,610
5.00% due 07/01/2040	760,512	843,021
5.00% due April TBA	970,000	1,073,063
5.50% due 12/01/2029	63,699	71,386
5.50% due 08/01/2037	230,221	259,159
5.50% due 06/01/2038	156,080	176,896
5.50% due April TBA	1,900,000	2,130,645
6.00% due 11/01/2038	18,104	20,665
6.00% due 06/01/2040	145,881	166,654
6.50% due 10/01/2037	1,758	2,061
6.63% due 11/15/2030	871,000	1,294,431
7.25% due 05/15/2030	2,260,000	3,506,731
		212,095,569
Government National Mtg. Assoc. — 2.6%
3.00% due 02/20/2045	501,580	520,260
3.00% due 05/20/2045	383,641	397,928
3.00% due 07/20/2045	2,322,990	2,409,504
3.00% due 02/20/2046	5,888,071	6,107,358
3.00% due April TBA	446,000	462,002
3.50% due 03/20/2045	392,430	415,267
3.50% due 04/20/2045	604,541	639,721
3.50% due April TBA	6,200,000	6,546,953
4.00% due 03/15/2039	180,512	193,095
4.00% due 04/15/2039	15,556	16,640
4.00% due 05/15/2039	66,520	71,144
4.00% due 08/15/2039	18,742	20,143
4.00% due 10/15/2039	67,944	72,661
4.00% due 03/15/2040	65,730	70,448
4.00% due 09/15/2040	39,656	42,481
4.00% due 10/15/2040	39,143	41,970
4.00% due 12/15/2040	22,865	24,500
4.00% due 01/15/2041	27,583	29,499
4.00% due 02/15/2041	21,022	22,551
4.00% due 06/15/2041	173,998	187,259

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 07/15/2041	$65,585	$70,297
4.00% due 08/15/2041	553,458	594,048
4.00% due 09/15/2041	114,847	122,943
4.00% due 10/15/2041	225,419	241,528
4.00% due 11/15/2041	234,202	250,678
4.00% due 12/15/2041	248,062	265,644
4.00% due 01/15/2042	54,341	58,159
4.00% due 02/15/2042	20,476	21,953
4.00% due 03/15/2042	151,908	162,859
4.00% due 04/15/2042	8,278	8,853
4.00% due 03/20/2044	269,193	287,955
4.00% due April TBA	3,500,000	3,741,309
4.00% due May TBA	1,100,000	1,173,950
4.50% due 04/15/2018	11,758	12,114
4.50% due 05/15/2018	71,573	73,485
4.50% due 08/15/2018	4,034	4,144
4.50% due 09/15/2018	36,554	37,564
4.50% due 10/15/2018	184,080	189,773
4.50% due 09/15/2033	80,369	87,493
4.50% due 03/15/2039	143,664	156,768
4.50% due 05/15/2039	86,823	94,684
4.50% due 07/15/2039	52,292	57,044
4.50% due 10/15/2039	188,184	205,252
4.50% due 11/15/2039	5,379	5,852
4.50% due 01/15/2040	67,314	73,336
4.50% due 02/15/2040	87,329	95,474
4.50% due 03/15/2040	60,431	65,974
4.50% due 04/15/2040	3,544	3,862
4.50% due 05/15/2040	14,546	15,820
4.50% due 07/15/2040	56,148	62,020
4.50% due 04/15/2041	23,695	25,769
4.50% due 05/15/2041	200,256	219,031
4.50% due 06/15/2041	32,910	36,056
4.50% due 07/15/2041	165,103	179,881
4.50% due 08/15/2041	100,438	109,396
5.00% due 06/15/2033	4,296	4,807
5.00% due 08/15/2033	26,875	30,141
5.00% due 09/15/2033	52,759	59,173
5.00% due 10/15/2033	28,984	32,347
5.00% due 11/15/2033	6,087	6,872
5.00% due 06/15/2034	111,511	125,088
5.00% due 05/15/2035	3,699	4,080
5.00% due 09/15/2035	3,841	4,307
5.00% due 11/15/2035	170,944	190,107
5.00% due 02/15/2036	56,015	62,019
5.00% due 02/20/2036	199,842	220,419
5.00% due 03/15/2036	26,908	29,685
5.00% due 05/15/2036	90,149	100,908
5.00% due 06/15/2036	44,438	49,051
5.00% due 08/15/2036	2,805	3,096
5.00% due 08/15/2038	319,600	353,872
5.50% due 02/15/2032	2,259	2,529
5.50% due 03/15/2032	6,597	7,557
5.50% due 12/15/2032	6,946	7,957
5.50% due 01/15/2033	3,607	4,135
5.50% due 02/15/2033	21,720	24,721
Security Description	Principal Amount(17)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 03/15/2033	$90,611	$102,553
5.50% due 04/15/2033	72,900	82,963
5.50% due 05/15/2033	592	594
5.50% due 06/15/2033	91,461	104,187
5.50% due 07/15/2033	296,962	335,260
5.50% due 08/15/2033	66,148	75,360
5.50% due 09/15/2033	12,188	13,964
5.50% due 11/15/2033	70,446	78,896
5.50% due 12/15/2033	3,695	4,179
5.50% due 01/15/2034	124,543	141,746
5.50% due 02/15/2034	55,546	62,203
6.00% due 04/15/2028	150,199	172,387
6.00% due 01/15/2029	25,754	29,063
6.00% due 03/15/2029	23,978	27,059
6.00% due 11/15/2031	12,653	14,279
6.00% due 12/15/2031	14,262	16,094
6.00% due 04/15/2032	19,587	22,660
6.00% due 09/15/2032	16,528	19,116
6.00% due 10/15/2032	85,972	99,451
6.00% due 11/15/2032	26,954	31,174
6.00% due 01/15/2033	3,677	4,207
6.00% due 02/15/2033	40,498	46,766
6.00% due 03/15/2033	14,851	17,175
6.00% due 09/15/2033	21,276	24,010
6.00% due 01/15/2034	177,530	200,341
6.00% due 03/15/2034	16,925	19,100
6.00% due 05/15/2034	6,239	7,041
6.00% due 07/15/2034	14,080	15,889
6.00% due 08/15/2034	142,686	161,020
6.00% due 09/15/2034	16,893	19,243
6.00% due 11/15/2034	74,109	83,632
6.00% due 03/15/2035	48,133	54,376
6.00% due 08/15/2035	96,989	109,631
6.00% due 01/15/2036	42,056	48,245
6.00% due 02/15/2036	39,299	44,349
6.00% due 04/15/2036	102,703	116,432
6.00% due 05/15/2036	40,150	45,939
6.00% due 06/15/2036	94,832	107,435
6.00% due 07/15/2036	4,333	4,890
6.00% due 08/15/2036	96,977	110,484
6.00% due 09/15/2036	77,295	87,227
6.00% due 10/15/2036	176,036	199,825
6.00% due 11/15/2036	75,880	87,392
6.00% due 12/15/2036	14,284	16,191
6.50% due 09/15/2028	5,543	6,346
6.50% due 09/15/2031	11,379	13,054
6.50% due 10/15/2031	5,322	6,092
6.50% due 11/15/2031	2,539	2,907
6.50% due 12/15/2031	6,586	7,549
7.50% due 09/15/2030	21,158	21,782
		31,546,981
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	105,000	107,019
Total U.S. Government Agencies (cost $314,941,901)		318,559,553

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 37.8%
United States Treasury Bonds — 6.9%
2.50% due 02/15/2045	$7,660,000	$7,469,097
2.75% due 08/15/2042	5,928,000	6,121,122
2.75% due 11/15/2042	1,812,000	1,868,130
2.88% due 05/15/2043	5,218,000	5,498,264
2.88% due 08/15/2045	2,188,000	2,301,502
3.00% due 11/15/2044	2,461,000	2,655,670
3.00% due 05/15/2045	1,125,000	1,213,287
3.00% due 11/15/2045	3,461,000	3,736,392
3.13% due 11/15/2041	1,919,000	2,134,813
3.13% due 02/15/2042	547,000	608,345
3.13% due 02/15/2043	1,770,000	1,960,344
3.13% due 08/15/2044	1,728,000	1,911,600
3.38% due 05/15/2044	869,000	1,007,395
3.50% due 02/15/2039	1,764,000	2,099,091
3.63% due 08/15/2043	3,158,000	3,835,489
3.63% due 02/15/2044	2,706,000	3,282,822
3.75% due 08/15/2041	427,000	526,377
3.88% due 08/15/2040	1,626,000	2,038,025
4.25% due 05/15/2039	67,000	88,668
4.25% due 11/15/2040	1,100,000	1,456,039
4.38% due 02/15/2038	1,183,000	1,598,945
4.38% due 11/15/2039	1,271,000	1,710,339
4.38% due 05/15/2040	953,000	1,282,269
4.50% due 02/15/2036	1,604,000	2,200,800
4.63% due 02/15/2040	1,187,000	1,652,990
4.75% due 02/15/2041	1,123,000	1,595,099
5.25% due 11/15/2028	1,297,000	1,773,951
5.25% due 02/15/2029	1,966,000	2,699,257
5.38% due 02/15/2031	853,000	1,223,089
6.13% due 11/15/2027	544,000	783,998
6.25% due 08/15/2023	1,613,000	2,141,069
6.38% due 08/15/2027	1,217,000	1,778,009
6.75% due 08/15/2026	377,000	553,571
7.88% due 02/15/2021	1,267,000	1,662,592
8.13% due 08/15/2019	39,000	48,261
8.13% due 05/15/2021	13,000	17,393
8.75% due 05/15/2017	1,725,000	1,880,586
8.75% due 05/15/2020	1,035,000	1,351,443
8.75% due 08/15/2020	1,389,000	1,837,007
9.00% due 11/15/2018	3,770,000	4,568,181
9.13% due 05/15/2018	32,000	37,669
		84,208,990
United States Treasury Notes — 30.9%
0.13% due 04/15/2018 TIPS(11)	460,158	468,300
0.13% due 07/15/2024 TIPS(11)(22)	16,212,950	16,268,690
0.25% due 01/15/2025 TIPS(11)(22)	19,669,130	19,834,822
0.38% due 07/15/2025 TIPS(11)	4,025,930	4,113,840
0.50% due 04/30/2017	944,000	942,599
0.50% due 07/31/2017	2,917,000	2,909,821
0.63% due 05/31/2017	4,793,000	4,790,191
0.63% due 08/31/2017	12,809,000	12,793,488
0.63% due 11/30/2017	4,916,000	4,908,125
0.63% due 04/30/2018	2,441,000	2,433,753
0.75% due 06/30/2017	10,430,000	10,439,783
0.75% due 12/31/2017	368,000	368,130
Security Description	Principal Amount(17)	Value (Note 2)
United States Treasury Notes (continued)
0.75% due 01/31/2018	$408,000	$408,144
0.88% due 11/30/2016	10,404,000	10,428,793
0.88% due 01/31/2017	7,049,000	7,064,698
0.88% due 02/28/2017	4,356,000	4,365,357
0.88% due 07/31/2019	9,593,000	9,570,140
1.00% due 08/31/2016	3,735,000	3,744,192
1.00% due 10/31/2016	6,506,000	6,525,570
1.00% due 03/31/2017	6,007,000	6,029,058
1.00% due 06/30/2019	10,922,000	10,951,435
1.13% due 05/31/2019	5,211,000	5,245,809
1.13% due 12/31/2019	1,985,000	1,990,893
1.13% due 02/28/2021	84,000	83,655
1.25% due 11/30/2018	6,968,000	7,045,575
1.25% due 01/31/2019	18,191,000	18,393,520
1.25% due 01/31/2020	179,000	180,231
1.25% due 02/29/2020	7,378,000	7,426,127
1.38% due 07/31/2018	1,587,000	1,608,201
1.38% due 09/30/2018	7,787,000	7,897,116
1.38% due 12/31/2018	3,941,000	3,998,420
1.38% due 02/28/2019	6,215,000	6,305,310
1.38% due 03/31/2020	722,000	729,840
1.38% due 04/30/2020	261,000	263,702
1.38% due 05/31/2020	4,553,000	4,598,708
1.38% due 09/30/2020	688,000	693,751
1.38% due 01/31/2021	206,000	207,481
1.50% due 08/31/2018	4,979,000	5,063,215
1.50% due 01/31/2022	13,912,000	13,982,103
1.50% due 02/28/2023	4,797,000	4,783,698
1.63% due 08/15/2022	9,967,000	10,043,696
1.63% due 11/15/2022	13,867,000	13,971,002
1.63% due 02/15/2026	756,000	745,015
1.75% due 10/31/2020	4,136,000	4,237,622
1.75% due 12/31/2020	214,000	219,241
1.75% due 05/15/2022	4,641,000	4,719,136
1.75% due 09/30/2022	325,000	329,989
1.75% due 05/15/2023	23,574,000	23,898,142
1.88% due 08/31/2017	3,079,000	3,129,754
1.88% due 10/31/2017	984,000	1,001,681
1.88% due 10/31/2022	967,000	989,173
2.00% due 05/31/2021	3,075,000	3,186,469
2.00% due 11/15/2021	4,434,000	4,585,727
2.00% due 07/31/2022	87,000	89,715
2.00% due 02/15/2023	9,939,000	10,240,271
2.00% due 02/15/2025	3,524,000	3,599,297
2.00% due 08/15/2025	5,300,000	5,401,861
2.13% due 06/30/2021	6,094,000	6,350,850
2.13% due 08/15/2021	7,667,000	7,985,357
2.13% due 06/30/2022	950,000	986,924
2.13% due 05/15/2025	1,233,000	1,271,097
2.25% due 11/15/2024	4,014,000	4,184,908
2.25% due 11/15/2025	971,000	1,010,560
2.38% due 05/31/2018	4,163,000	4,306,265
2.38% due 08/15/2024	5,657,000	5,957,528
2.50% due 08/15/2023	6,555,000	6,985,428
2.50% due 05/15/2024	478,000	508,323
2.63% due 08/15/2020	922,000	979,769

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.63% due 11/15/2020	$2,646,000	$2,814,270
2.75% due 02/15/2019	1,649,000	1,737,698
3.13% due 05/15/2019	2,092,000	2,236,070
3.13% due 05/15/2021	7,000	7,644
3.38% due 11/15/2019	816,000	884,723
3.50% due 05/15/2020	699,000	765,706
3.63% due 08/15/2019	19,000	20,677
3.63% due 02/15/2020	3,814,000	4,186,460
3.63% due 02/15/2021	3,869,000	4,306,228
4.00% due 08/15/2018	29,000	31,255
4.25% due 11/15/2017	69,000	72,892
4.50% due 05/15/2017	30,000	31,276
		377,865,983
Total U.S. Government Treasuries (cost $444,460,067)		462,074,973
MUNICIPAL BONDS & NOTES — 0.5%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	458,487
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	108,275
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	821,348
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	172,197
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	38,242
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	277,162
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	198,670
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	212,178
Security Description	Principal Amount(17)	Value (Note 2)
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	$150,000	$189,924
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	1,870,000	568,012
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(10)	785,000	238,444
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(10)	290,000	88,087
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	903,314
State of California General Obligation Bonds 7.60% due 11/01/2040	655,000	1,018,401
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	474,418
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	175,000	163,651
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	610,830
Total Municipal Bonds & Notes (cost $6,699,414)		6,541,640
LOANS(7)(8)(12) — 1.8%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/23/2021	523,480	513,403
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 3.50% due 05/14/2022	668,575	655,537
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 4.08% due 07/08/2022	21,036	21,066

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(7)(8)(12) (continued)
Applications Software (continued)
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	$149,451	$149,664
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	130,729	130,631
		301,361
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	129,520	129,228
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA, LLC FRS BTL 4.00% due 04/23/2020	97,600	96,746
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	243,621	240,967
Building & Construction Products-Misc. — 0.0%
Summit Materials Comp I LLC BTL 4.00% due 07/17/2022	99,250	98,258
Cable/Satellite TV — 0.1%
Altice Financing SA FRS BTL 5.25% due 02/04/2022	109,175	108,732
CCO Safari III LLC FRS BTL 3.50% due 01/24/2023	200,000	200,036
Neptune Finco Corp. FRS BTL 5.00% due 10/09/2022	230,000	230,115
Numericable US LLC FRS BTL-B1 4.50% due 05/21/2020	58,240	57,746
Numericable US LLC FRS BTL-B2 4.50% due 05/21/2020	50,385	49,958
Ziggo BV FRS BTL-B1 3.50% due 01/15/2022	129,425	127,753
Ziggo BV FRS BTL-B2 3.60% due 01/15/2022	83,404	82,327
Ziggo BV FRS BTL-B3 3.60% due 01/15/2022	137,171	135,399
		992,066
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 1.50% due 03/01/2017(13)(14)	100,616	92,283
Security Description	Principal Amount(17)	Value (Note 2)
Casino Hotels (continued)
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	$243,703	$242,992
		335,275
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/13/2020	166,229	164,151
T-Mobile USA, Inc. FRS BTL-B 3.50% due 11/09/2022	99,750	100,069
		264,220
Chemicals-Specialty — 0.0%
Chemours Co. BTL-B 3.75% due 05/12/2022	143,913	136,357
Minerals Technologies, Inc. FRS Term Loan B 3.75% due 05/09/2021	87,186	86,750
		223,107
Coal — 0.0%
Arch Coal, Inc. FRS DIP Delayed Draw 5.00% due 01/31/2017(10)(13)(19)	55,000	52,800
Arch Coal, Inc. FRS BTL-B 7.50% due 05/16/2018(13)	244,317	84,411
		137,211
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	185,725	178,761
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	195,509	191,782
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	441,006	440,822
		811,365
Commercial Services-Finance — 0.0%
TransUnion LLC FRS BTL-B2 3.50% due 04/09/2021	236,593	234,030
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL-B 3.25% due 04/29/2020	246,194	245,252
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. FRS BTL-B 3.50% due 09/01/2022	118,500	118,475

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(7)(8)(12) (continued)
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	$577,179	$574,774
Coveris Holdings SA FRS BTL-B1 4.50% due 05/08/2019	118,402	115,442
		690,216
Cosmetics & Toiletries — 0.0%
Coty, Inc. BTL 3.75% due 10/27/2022	55,000	54,863
Galleria Co. BTL 3.75% due 10/22/2022	110,000	109,587
		164,450
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 3.93% due 03/24/2018	201,821	201,254
First Data Corp. BTL 4.18% due 07/08/2022	530,000	526,246
First Data Corp. FRS BTL 4.43% due 03/24/2021	250,000	249,219
		976,719
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	137,900	126,523
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. BTL 5.25% due 12/31/2022	239,400	238,502
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	128,241	125,195
Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc. BTL 4.00% due 10/01/2022	164,175	163,559
Univar, Inc. FRS BTL 4.25% due 07/01/2022	164,175	161,405
		324,964
Diversified Minerals — 0.0%
American Rock Salt Co. LLC FRS BTL 4.75% due 05/20/2021	123,741	113,311
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	176,850	160,786
		274,097
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 11/07/2016(13)	$155,198	$154,422
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC BTL-B 3.75% due 12/07/2020	214,463	214,898
Electronic Components-Semiconductors — 0.0%
Avago Technologies Cayman Finance, Ltd. FRS BTL-B1 4.25% due 02/01/2023	265,000	263,491
NXP BV FRS BTL-D 3.25% due 01/11/2020	185,250	183,977
		447,468
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/13/2020	111,875	112,242
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	264,600	255,339
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	115,625
		370,964
Food-Baking — 0.0%
Hostess Brands LLC FRS 1st Lien 4.50% due 08/03/2022	134,325	134,115
Food-Meat Products — 0.0%
JBS USA LLC FRS BTL-B 4.00% due 10/30/2022	458,850	455,791
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B4 5.50% due 08/25/2021	178,200	178,200
Albertsons LLC FRS BTL-B5 5.50% due 12/21/2022	99,750	99,625
		277,825
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	153,063	148,016

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(7)(8)(12) (continued)
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.75% due 04/14/2021	$115,886	$113,761
Human Resources — 0.0%
On Assignment, Inc. BTL 3.75% due 06/03/2022	197,103	197,103
Independent Power Producers — 0.0%
NRG Energy, Inc. FRS BTL-B 2.75% due 07/01/2018	243,719	240,901
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.00% due 10/02/2020	343,000	333,310
USI, Inc. FRS BTL-B 4.25% due 12/27/2019	327,481	322,160
		655,470
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	314,411	303,112
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	305,000	284,317
		587,429
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B 3.75% due 05/06/2021	487,489	485,400
Investment Management/Advisor Services — 0.1%
SAM Finance Lux Sarl FRS BTL 4.25% due 12/17/2020	547,221	544,257
Leisure Games — 0.0%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	126,692	126,833
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	243,750	219,984
RBS Global, Inc. FRS 1st Lien 4.00% due 08/21/2020	341,250	335,918
		555,902
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.50% due 08/20/2019	191,514	191,035
Security Description	Principal Amount(17)	Value (Note 2)
Medical-Biomedical/Gene — 0.0%
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	$73,585	$72,726
Medical-Drugs — 0.1%
Endo Lux Finance Co. BTL 3.75% due 09/26/2022	364,088	357,887
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	166,444	166,236
		524,123
Medical-HMO — 0.0%
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	305,888	264,976
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc. FRS BTL-B 4.50% due 02/16/2023	119,700	119,924
CHS/Community Health Systems, Inc. FRS BTL-B 3.75% due 12/31/2019	36,236	35,547
CHS/Community Health Systems, Inc. FRS BTL-B 4.00% due 01/27/2021	171,851	168,801
		324,272
Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. FRS First Lien 6.25% due 02/13/2023	160,000	160,667
Metal Processors & Fabrication — 0.1%
AFGlobal Corp FRS 1st Lien 5.00% due 12/19/2019	97,510	44,529
Crosby US Acquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	532,738	435,957
		480,486
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	174,746	164,480
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 5.25% due 07/18/2021(13)	98,750	20,409
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	215,295	94,281
		114,690

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(7)(8)(12) (continued)
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	$100,000	$17,000
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	100,000	9,750
		26,750
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.25% due 05/06/2020	248,184	243,221
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	117,300	113,781
Physicians Practice Management — 0.0%
Envision Healthcare Corp. FRS BTL-B2 4.50% due 10/28/2022	129,675	129,675
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.25% due 12/02/2019	280,500	249,645
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/30/2021	400,000	387,750
Delta 2 Lux Sarl FRS 2nd Lien 7.75% due 07/29/2022	120,000	109,875
		497,625
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS 1st Lien 4.25% due 11/04/2021	248,125	244,610
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	177,952	72,960
Research & Development — 0.0%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	208,425	206,341
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/10/2021	182,225	179,264
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	80,853	80,819
Security Description	Principal Amount(17)	Value (Note 2)
Retail-Bedding — 0.0%
Serta Simmons Bedding LLC FRS BTL 4.25% due 10/01/2019	$190,315	$189,988
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	616,356	598,346
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 4.25% due 08/19/2022	284,554	281,620
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	461,513	459,147
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.00% due 06/05/2020	153,450	146,545
Semiconductor Equipment — 0.0%
ON Semiconductor Corp. BTL-B 5.25% due 03/03/2023	110,000	110,110
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 05/01/2021	95,056	91,966
Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL 3.83% due 12/29/2022	119,400	118,579
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	425,000	423,938
Level 3 Financing, Inc. FRS BTL-B 4.00% due 01/15/2020	200,000	200,350
		624,288
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020	142,114	139,863
Tribune Media Co. FRS BTL 3.75% due 12/27/2020	617,759	613,898
		753,761
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL-B 3.50% due 08/09/2019	115,375	114,257

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
LOANS(7)(8)(12) (continued)
Transport-Truck — 0.0%
Kenan Advantage Group, Inc. FRS Strip Delayed Draw 1.50% due 01/31/2017(19)		$10,000	$9,900
Kenan Advantage Group, Inc. BTL 4.00% due 07/29/2022		64,675	64,028
Kenan Advantage Group, Inc. BTL-B 4.00% due 07/29/2022		19,900	19,701
			93,629
Total Loans (cost $23,161,616)			22,064,346
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Central Bank — 0.1%
Republic of Tunisie Senior Notes 5.75% due 01/30/2025		560,000	484,400
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		159,000	159,788
Sovereign — 0.9%
Brazil Letras do Tesouro Nacional Nacional Bills zero coupon due 04/01/2016	BRL	4,210,000	1,170,235
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(11)	BRL	3,334,710	927,926
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(11)	BRL	3,918,997	1,065,248
Government of Canada Senior Notes 0.88% due 02/14/2017		181,000	181,266
Government of Romania Bonds 5.80% due 07/26/2027	RON	4,020,000	1,213,495
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(11)	UYU	17,561,982	445,861
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(11)	UYU	25,076,146	730,946
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(11)	UYU	5,810,953	171,205
Republic of Angola Senior Notes 9.50% due 11/12/2025*(10)		240,000	218,400
Republic of Argentina Senior Notes 2.26% due 12/31/2038	EUR	935,000	621,339
Security Description	Shares/ Principal Amount(17)		Value (Note 2)
Sovereign (continued)
Republic of Colombia Bonds 3.00% due 03/25/2033(11)	COP	1,303,695,093	$370,195
Republic of Turkey Bonds 2.50% due 05/04/2016(11)	TRY	8,637,470	3,039,269
Republic of Venezuela Senior Notes 6.00% due 12/09/2020(10)		245,000	82,075
United Mexican States Senior Notes 3.50% due 01/21/2021		310,000	320,850
United Mexican States Senior Notes 3.60% due 01/30/2025		210,000	214,200
United Mexican States Senior Notes 4.75% due 03/08/2044		222,000	221,445
			10,993,955
Total Foreign Government Obligations (cost $12,087,249)			11,638,143
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†		1,989	4,654
Television — 0.0%
ION Media Networks, Inc.†(5)(10)		22	21,484
Total Common Stocks (cost $0)			26,138
PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		7,606	187,792
Telecom Services — 0.1%
Qwest Corp. 6.13%		14,710	359,807
Total Preferred Securities (cost $557,871)			547,599
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(10)(15)	EUR	800,000	840,680
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(15)		800,000	822,000
Banco Santander SA FRS 6.25% due 03/12/2019(15)	EUR	900,000	917,680
Banco Santander SA FRS 6.25% due 09/11/2021(15)	EUR	200,000	203,570
Bank of Ireland FRS 7.38% due 06/18/2020(10)(15)	EUR	700,000	764,669
Intesa Sanpaolo SpA FRS 7.70% due 09/17/2025*(15)		725,000	666,094

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks-Commercial (continued)
KBC Groep NV FRS 5.63% due 03/19/2019(15)	EUR	270,000	$298,554
Rabobank Nederland FRS 5.50% due 06/29/2020(15)	EUR	575,000	630,044
Santander UK Group Holdings PLC FRS 7.38% due 06/24/2022(15)	GBP	425,000	560,048
			5,703,339
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(15)		177,000	176,779
State Street Capital Trust IV FRS 1.63% due 06/01/2077		300,000	219,255
			396,034
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(15)		209,000	182,353
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(15)		163,000	174,051
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	85,495
			441,899
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(15)		770,000	1,034,028
Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(15)		283,000	278,755
Barclays PLC FRS 8.00% due 12/15/2020(15)	EUR	785,000	861,988
Barclays PLC FRS 8.25% due 12/15/2018(15)		570,000	568,843
BNP Paribas SA FRS 7.63% due 03/30/2021*(15)		470,000	472,585
Credit Agricole SA FRS 6.50% due 06/23/2021(15)	EUR	410,000	455,174
Credit Agricole SA FRS 6.63% due 09/23/2019*(15)		203,000	190,771
Credit Agricole SA FRS 8.13% due 12/23/2025*(15)		550,000	548,669
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(15)		1,735,000	1,593,247
Deutsche Bank AG FRS 7.50% due 04/30/2025(15)		200,000	171,500
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(15)		100,000	96,740
HSBC Holdings PLC FRS 5.25% due 09/16/2022(15)	EUR	200,000	203,343
Security Description	Principal Amount(17)		Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(15)		$192,000	$196,560
Lloyds Banking Group PLC FRS 7.00% due 06/27/2019(15)	GBP	450,000	614,804
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(15)		720,000	669,600
Societe Generale SA FRS 7.88% due 12/18/2023*(15)		377,000	351,541
Societe Generale SA FRS 8.25% due 11/29/2018(15)		740,000	745,550
UBS Group AG FRS 5.75% due 02/19/2022(15)	EUR	200,000	229,002
UBS Group AG FRS 7.00% due 02/19/2025(15)		200,000	204,310
UBS Group AG FRS 7.13% due 02/19/2020(15)		275,000	278,025
UniCredit SpA FRS 8.00% due 06/03/2024(15)		210,000	173,250
			8,904,257
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		123,000	117,957
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(10)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		142,000	136,767
Food-Dairy Products — 0.0%
Land O'Lakes Capital Trust I 7.45% due 03/15/2028*		230,000	241,500
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		65,000	64,350
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		167,000	170,089
			234,439
Insurance-Multi-line — 0.0%
MetLife Capital Trust IV 7.88% due 12/15/2067*		150,000	172,500
MetLife, Inc. 6.40% due 12/15/2066		189,000	195,237
			367,737
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		250,000	350,750
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*		450,000	487,125
			837,875

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Shares/ Principal Amount(17)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075	$83,000	$73,094
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000	298,200
Total Preferred Securities/Capital Securities (cost $20,212,962)		18,787,132
OPTIONS — PURCHASED†(10)(16) — 0.0%
Put Options — Purchased	7,118,000	28,285
Call Options — Purchased	526,142	17,388
Total Options — Purchased (cost $69,705)		45,673
Total Long-Term Investment Securities (cost $1,332,454,828)		1,357,149,230
REPURCHASE AGREEMENTS — 2.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/31/2016, to be repurchased 04/01/2016 in the amount of $1,400,000 and collateralized by $1,290,000 of United States Treasury Notes, bearing interest at 3.50% due 05/15/2020 and having an approximate value of $1,428,334.	1,400,000	1,400,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/31/2016, to be repurchased 04/01/2016 in the amount of $21,979,006 and collateralized by $21,580,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $22,422,980.	21,979,000	21,979,000
Bank of America Securities LLC Joint Repurchase Agreement(18)	2,145,000	2,145,000
Barclays Capital, Inc. Joint Repurchase Agreement(18)	945,000	945,000
BNP Paribas SA Joint Repurchase Agreement(18)	1,890,000	1,890,000
Deutsche Bank AG Joint Repurchase Agreement(18)	1,890,000	1,890,000
RBS Securities, Inc. Joint Repurchase Agreement(18)	1,320,000	1,320,000
Total Repurchase Agreements (cost $31,569,000)		31,569,000
TOTAL INVESTMENTS (cost $1,364,023,828)(20)	113.6%	1,388,718,230
Liabilities in excess of other assets	(13.6)	(165,883,370)
NET ASSETS	100.0%	$1,222,834,860

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $150,005,034 representing 12.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(10)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $7,873,801 representing 0.6% of net assets.

(11)  Principal amount of security is adjusted for inflation.

(12)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  Company has filed for Chapter 11 bankruptcy protection.

(14)  Security in default of interest.

(15)  Perpetual maturity — maturity date reflects the next call date.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

(16)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	April 2016	$6.46	$4,745,000	$30,159	$14,619	$(15,540)
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	May 2016	6.47	2,373,000	15,780	13,666	(2,114)
Call option to buy Brazilian Real in exchange for U.S. Dollars with Goldman Sachs International	June 2016	3.78	526,142	23,766	17,388	(6,378)
				$69,705	$45,673	$(24,032)

(17)  Denominated in United States dollars unless otherwise indicated.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 13.

(20)  See Note 4 for cost of investments on a tax basis.

(21)  Subsequent to March 31, 2016, Company has filed for bankruptcy protection.

(22)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

BRL — Brazilian Real

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
244	Short	CME 90 day Eurodollar Futures	December 2016	$60,493,700	$60,496,750	$(3,050)
60	Long	U.S. Treasury 2 Year Notes	June 2016	13,061,531	13,125,000	63,469
456	Long	U.S. Treasury 5 Year Notes	June 2016	55,309,639	55,250,813	(58,826)
546	Short	U.S. Treasury 10 Year Notes	June 2016	71,256,734	71,193,281	63,453
177	Short	U.S. Treasury 10 Year Ultra Bonds	June 2016	24,772,988	24,912,750	(139,762)
46	Long	U.S. Treasury Long Bonds	June 2016	7,625,395	7,564,125	(61,270)
34	Short	U.S. Treasury Ultra Long Bonds	June 2016	5,895,133	5,866,063	29,070
						$(106,916)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,110,000	USD	1,198,332	03/15/2017	$—	$(80,646)
	TRY	3,670,000	USD	1,245,123	06/15/2016	—	(31,128)
	USD	548,135	THB	19,393,000	06/15/2016	2,202	—
	USD	1,246,106	TRY	3,670,000	06/15/2016	30,145	—
	USD	423,881	EUR	370,000	03/15/2017	2,445	—
						34,792	(111,774)
Barclays Bank PLC	IDR	24,040,000,000	USD	1,799,536	04/01/2016	—	(13,435)
	IDR	3,774,000,000	USD	261,448	05/18/2016	—	(24,243)
	USD	1,805,483	IDR	24,040,000,000	04/01/2016	7,489	—
						7,489	(37,678)
BNP Paribas SA	USD	618,061	ZAR	9,236,000	04/18/2016	5,809	—
	USD	293,625	ZAR	4,438,000	06/15/2016	2,741	—
						8,550	—

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Calyon Bank	PEN	291,000	USD	83,549	06/15/2016	$—	$(3,427)
	USD	4,491	EUR	4,000	06/15/2016	70	—
						70	(3,427)
Citibank N.A.	EUR	4,871,000	USD	5,460,162	04/29/2016	—	(86,700)
	USD	315,877	UYU	10,019,000	04/04/2016	179	—
	USD	599,400	EUR	540,000	03/15/2017	22,806	—
	UYU	10,019,000	USD	308,277	04/04/2016	—	(7,780)
						22,985	(94,480)
Credit Suisse International	TRY	8,697,323	USD	2,998,818	05/04/2016	—	(59,148)
Deutsche Bank AG	CNY	2,695,000	USD	408,953	07/28/2016	—	(5,262)
	IDR	5,889,750,000	USD	431,484	09/21/2016	—	(3,717)
						—	(8,979)
Goldman Sachs International	BRL	3,757,000	USD	1,055,663	04/04/2016	10,790	—
	BRL	2,905,000	USD	768,275	07/05/2016	—	(19,479)
	CNY	470,000	USD	71,483	07/28/2016	—	(755)
	IDR	24,040,000,000	USD	1,835,115	04/01/2016	22,143	—
	USD	1,799,536	IDR	24,040,000,000	04/01/2016	13,435	—
	USD	1,017,743	BRL	3,757,000	04/04/2016	27,130	—
	USD	482,265	IDR	7,451,000,000	05/18/2016	81,774	—
	USD	1,739,313	IDR	23,559,000,000	09/21/2016	1,487	—
	ZAR	4,438,000	USD	269,443	06/15/2016	—	(26,923)
						156,759	(47,157)
HSBC Bank USA	IDR	11,779,500,000	USD	867,735	09/21/2016	—	(2,665)
	USD	1,248,531	UYU	40,075,000	04/04/2016	15,665	—
	UYU	40,075,000	USD	1,242,328	04/04/2016	—	(21,867)
	UYU	40,075,000	USD	1,197,409	06/30/2016	—	(25,881)
						15,665	(50,413)
JPMorgan Chase Bank	GBP	1,613,000	USD	2,281,828	04/29/2016	—	(35,017)
	IDR	3,677,000,000	USD	254,024	05/18/2016	—	(24,324)
	PEN	731,000	USD	210,269	06/15/2016	—	(8,215)
	RON	4,934,000	USD	1,231,314	06/15/2016	—	(26,060)
	USD	50,458	EUR	45,000	04/29/2016	786	—
	USD	71,420	GBP	50,000	04/29/2016	398	—
	USD	504,865	CNY	3,165,000	07/28/2016	—	(18,412)
	USD	315,877	UYU	10,019,000	04/04/2016	178	—
	UYU	10,019,000	USD	308,182	04/04/2016	—	(7,875)
						1,362	(119,903)
Morgan Stanley and Co., Inc.	BRL	7,397,000	USD	1,866,233	04/04/2016	—	(190,975)
	BRL	4,160,000	USD	1,059,414	04/06/2016	—	(96,851)
	BRL	3,315,000	USD	878,891	08/17/2016	—	(8,615)
	USD	2,048,030	BRL	7,397,000	04/04/2016	9,178	—
	USD	893,940	THB	31,641,000	06/15/2016	3,972	—
						13,150	(296,441)
Royal Bank of Canada	USD	315,184	MXN	5,513,000	06/15/2016	1,864	—
Standard Chartered Bank	IDR	5,889,750,000	USD	432,117	09/21/2016	—	(3,083)
	MXN	6,685,000	USD	369,723	06/15/2016	—	(14,725)
	THB	51,034,000	USD	1,428,723	06/15/2016	—	(19,525)
						—	(37,333)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Co.	PEN	24,000	USD	6,961	06/15/2016	$—	$(213)
	USD	66,905	MXN	1,172,000	06/15/2016	495	—
	USD	308,282	PEN	1,046,000	06/15/2016	4,351	—
	ZAR	9,236,000	USD	575,888	04/18/2016	—	(47,983)
						4,846	(48,196)
UBS AG	USD	229,324	EUR	200,000	03/15/2017	1,123	—
Westpac Banking Corp.	GBP	297,000	USD	422,310	06/15/2016	—	(4,351)
Net Unrealized Appreciation(Depreciation)						$268,655	$(919,280)

BRL — Brazilian Real
CNY — Chinese Yuan
EUR — Euro Dollar
GBP — Pound Sterling
IDR — Indonesian Rupiah
MXN — Mexican Peso
PEN — Peruvian Nuevo Sol
RON — Romanian Leu
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand

Over the Counter Credit Default Swaps on Credit Indicies — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2016(2)	Notional Amount (000's)(3)	Value at March 31, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Market Index	(1.00)%	06/20/2021	Goldman Sachs International	2.89%	$17,130	$1,488,563	$1,443,142	$45,421

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	12,885	06/15/2026	3 month LIBOR	1.78%	$—	$(115,779)
USD	12,931	06/15/2026	3 month LIBOR	1.79	—	(122,298)
						$(238,077)

Over the Counter Cross-Currency Interest Rate Swap Contracts

Swap Counterparty	Receive	Pay	Termination Date	Notional Amount of Currency Received (000's)	Notional Amount of Currency Delivered (000's)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	3.30% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	09/21/2021	CNY8,475	$1,301	$66,560

CNY — Chinese Yuan

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$141,262,442	$918,252	$142,180,694
U.S. Corporate Bonds & Notes:
Airlines	—	331,285	14,646	345,931
Gambling (Non-Hotel)	—	120,780	15	120,795
Other Industries	—	317,531,800	—	317,531,800
Foreign Corporate Bonds & Notes	—	56,684,813	—	56,684,813
U.S. Government Agencies	—	318,559,553	—	318,559,553
U.S. Government Treasuries	—	462,074,973	—	462,074,973
Municipal Bond & Notes	—	6,541,640	—	6,541,640
Loans:
Coal	—	52,800	84,411	137,211
Oil & Gas Drilling	—	94,281	20,409	114,690
Oil Companies - Exploration & Production	—	17,000	9,750	26,750
Other Industries	—	21,785,695	—	21,785,695
Foreign Government Obligations	—	11,638,143	—	11,638,143
Common Stocks:
Insurance-Reinsurance	4,654	—	—	4,654
Television	—	—	21,484	21,484
Preferred Securities	547,599	—	—	547,599
Preferred Securities/Capital Securities	—	18,787,132	—	18,787,132
Options - Purchased	—	45,673	—	45,673
Repurchase Agreements	—	31,569,000	—	31,569,000
Total Investments at Value	$552,253	$1,387,097,010	$1,068,967	$1,388,718,230
Other Financial Instruments:†
Futures Contracts	$155,992	$—	$—	$155,992
Forward Foreign Currency Contracts	—	268,655	—	268,655
Over the Counter Credit Default Swaps on
Credit Indicies - Buy Protection	—	45,421	—	45,421
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	66,560	—	66,560
Total Other Financial Instruments	$155,992	$380,636	$—	$536,628
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$262,908	$—	$—	$262,908
Forward Foreign Currency Contracts	—	919,280	—	919,280
Centrally Cleared Interest Rate Swap Contracts	—	238,077	—	238,077
Total Other Financial Instruments	$262,908	$1,157,357	$—	$1,420,265

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
United States Treasury Notes	49.1%
Sovereign	40.9
United States Treasury Bonds	6.5
Repurchase Agreements	4.9
101.4%
Credit Quality†#
Aaa	68.4%
Aa	23.4
Baa	8.2
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 40.9%
Sovereign — 40.9%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	11,579,157	$14,133,282
Government of Australia Senior Bonds 1.00% due 11/21/2018	AUD	5,991,213	4,657,120
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,342,634	3,148,596
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	18,379,200	16,334,510
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,583,002	13,306,165
Government of France Bonds 0.25% due 07/25/2024	EUR	15,273,429	18,891,138
Government of France Bonds 1.10% due 07/25/2022	EUR	15,551,040	20,017,178
Government of France Bonds 1.30% due 07/25/2019	EUR	11,016,932	13,537,804
Government of France Bonds 2.10% due 07/25/2023	EUR	6,504,505	9,001,081
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,102,900	2,160,370
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	7,878,081	9,296,152
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	7,828,750	9,898,495
Government of Sweden Notes 0.25% due 06/01/2022	SEK	55,106,874	7,461,599
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	709,861	908,639
Italy Buoni Poliennali Del Tesoro Senior Bonds 2.35% due 09/15/2024*	EUR	18,733,827	24,889,984
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	2,615,346	3,521,801
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019	GBP	7,039,110	10,790,011
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	3,941,820	5,924,624
Security Description	Shares/ Principal Amount(7)		Value (Note 2)
Sovereign (continued)
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	11,422,521	$19,960,677
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	11,194,796	18,520,315
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	9,584,102	17,736,544
Total Foreign Government Obligations (cost $255,384,860)			244,096,085
U.S. GOVERNMENT TREASURIES — 55.6%
United States Treasury Bonds — 6.5%
2.00% due 01/15/2026 TIPS(1)		1,235,376	1,446,355
2.38% due 01/15/2025 TIPS(1)		13,975,616	16,642,443
2.50% due 01/15/2029 TIPS(1)		16,187,171	20,328,384
			38,417,182
United States Treasury Notes — 49.1%
0.13% due 04/15/2017 TIPS(1)		25,726,335	26,020,773
0.13% due 04/15/2018 TIPS(1)		16,095,269	16,380,075
0.13% due 04/15/2019 TIPS(1)		25,776,210	26,332,357
0.13% due 01/15/2022 TIPS(1)		20,996,601	21,306,364
0.13% due 07/15/2022 TIPS(1)		22,700,016	23,093,725
0.13% due 01/15/2023 TIPS(1)		23,231,432	23,422,000
0.13% due 07/15/2024 TIPS(1)		20,094,081	20,163,164
0.38% due 07/15/2023 TIPS(1)		23,128,506	23,822,662
0.38% due 07/15/2025 TIPS(1)		6,253,677	6,390,233
0.63% due 07/15/2021 TIPS(1)		19,119,691	20,067,454
0.63% due 01/15/2024 TIPS(1)		29,088,632	30,287,781
1.13% due 01/15/2021 TIPS(1)		12,551,622	13,413,404
1.38% due 07/15/2018 TIPS(1)		18,242,419	19,246,464
1.63% due 06/30/2020		16,270,000	16,592,862
1.88% due 07/15/2019 TIPS(1)		3,178,775	3,455,633
2.50% due 07/15/2016 TIPS(1)		2,950,271	3,003,706
			292,998,657
Total U.S. Government Treasuries (cost $328,377,577)			331,415,839
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		117	114,254
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		116	113,278
Total Warrants (cost $0)			227,532
Total Long-Term Investment Securities (cost $583,762,437)			575,739,456

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
REPURCHASE AGREEMENTS — 4.9%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$7,555,000	$7,555,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	3,335,000	3,335,000
BNP Paribas SA Joint Repurchase Agreement(5)	6,675,000	6,675,000
Deutsche Bank AG Joint Repurchase Agreement(5)	6,675,000	6,675,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	4,675,000	4,675,000
Total Repurchase Agreements (cost $28,915,000)		28,915,000
TOTAL INVESTMENTS (cost $612,677,437)(6)	101.4%	604,654,456
Liabilities in excess of other assets	(1.4)	(8,068,371)
NET ASSETS	100.0%	$596,586,085

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $44,084,631 representing 7.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Illiquid security. At March 31, 2016, the aggregate value of these securities was $227,532 representing 0.0% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	03/01/2011	117	$0	$114,254	$976.53	0.02%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	11/11/2010	116	0	113,278	976.53	0.02
				$227,532		0.04%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Securities

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	CAD	17,366,000	USD	13,092,088	04/29/2016	$—	$(279,810)
Commonwealth Bank of Australia Sydney	AUD	7,838,000	USD	5,914,672	04/29/2016	—	(86,636)
HSBC Bank USA, N.A.	NZD	1,485,000	USD	992,537	04/29/2016	—	(32,533)
JPMorgan Chase Bank	AUD	7,836,000	USD	5,914,691	04/29/2016	—	(85,086)
	GBP	50,974,000	USD	72,110,293	04/29/2016	—	(1,106,593)
						—	(1,191,679)
Morgan Stanley and Co., Inc.	EUR	555,000	USD	632,947	04/29/2016	940	—
National Australia Bank, Ltd.	NZD	1,486,000	USD	995,318	04/29/2016	—	(30,441)
State Street Bank and Trust Co.	AUD	7,838,000	USD	5,918,552	04/29/2016	—	(82,756)
	EUR	54,434,000	USD	60,940,823	04/29/2016	—	(1,046,021)
						—	(1,128,777)
UBS AG	AUD	7,838,000	USD	5,922,510	04/29/2016	—	(78,798)
	SEK	60,538,000	USD	7,339,149	04/29/2016	—	(124,451)
						—	(203,249)
Westpac Banking Corp.	EUR	54,433,000	USD	60,933,661	04/29/2016	—	(1,052,044)
Net Unrealized Appreciation(Depreciation)						$940	$(4,005,169)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$244,096,085	$—	$244,096,085
U.S. Government Treasuries	—	331,415,839	—	331,415,839
Warrants	—	—	227,532	227,532
Repurchase Agreements	—	28,915,000	—	28,915,000
Total Investments at Value	$—	$604,426,924	$227,532	$604,654,456
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$940	$—	$940
LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$4,005,169	$—	$4,005,169

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Growth Portfolio@

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	20.5%
E-Commerce/Products	7.9
E-Commerce/Services	7.4
Medical-Drugs	7.2
Applications Software	5.4
Beverages-Non-alcoholic	4.5
Repurchase Agreements	4.1
Internet Application Software	3.8
Internet Content-Entertainment	3.5
Auto/Truck Parts & Equipment-Original	3.5
Finance-Credit Card	3.5
Computer Services	3.4
Athletic Footwear	3.4
Electronic Forms	3.3
Auto-Cars/Light Trucks	3.2
Finance-Other Services	3.1
Networking Products	2.8
Retail-Drug Store	2.7
Internet Content-Information/News	2.6
Lighting Products & Systems	2.5
Drug Delivery Systems	2.0
Coatings/Paint	1.3
Medical Instruments	1.1
102.7%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Columbia Focused Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Applications Software — 5.4%
Salesforce.com, Inc.†	70,964	$5,239,272
ServiceNow, Inc.†	94,055	5,754,285
		10,993,557
Athletic Footwear — 3.4%
NIKE, Inc., Class B	113,564	6,980,779
Auto-Cars/Light Trucks — 3.2%
Tesla Motors, Inc.†	28,753	6,606,577
Auto/Truck Parts & Equipment-Original — 3.5%
Mobileye NV†	194,547	7,254,658
Beverages-Non-alcoholic — 4.5%
Monster Beverage Corp.†	69,224	9,233,097
Coatings/Paint — 1.3%
Sherwin-Williams Co.	9,547	2,717,745
Computer Services — 3.4%
Cognizant Technology Solutions Corp., Class A†	112,416	7,048,483
Drug Delivery Systems — 2.0%
DexCom, Inc.†	60,730	4,124,174
E-Commerce/Products — 7.9%
Alibaba Group Holding, Ltd. ADR†	116,318	9,192,612
Amazon.com, Inc.†	11,771	6,987,737
		16,180,349
E-Commerce/Services — 7.4%
MercadoLibre, Inc.	63,723	7,509,755
Priceline Group, Inc.†	5,985	7,714,426
		15,224,181
Electronic Forms — 3.3%
Adobe Systems, Inc.†	71,567	6,712,985
Finance-Credit Card — 3.5%
Visa, Inc., Class A	94,845	7,253,746
Finance-Other Services — 3.1%
Intercontinental Exchange, Inc.	26,955	6,338,199
Internet Application Software — 3.8%
Splunk, Inc.†	159,880	7,822,928
Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	63,844	7,284,600
Internet Content-Information/News — 2.6%
LinkedIn Corp., Class A†	47,252	5,403,266
Lighting Products & Systems — 2.5%
Acuity Brands, Inc.	23,220	5,065,211
Medical Instruments — 1.1%
Edwards Lifesciences Corp.†	26,468	2,334,742
Medical-Biomedical/Gene — 20.5%
Alexion Pharmaceuticals, Inc.†	55,018	7,659,606
Biogen, Inc.†	27,652	7,198,369
Celgene Corp.†	69,228	6,929,030
Illumina, Inc.†	49,378	8,004,667
Intercept Pharmaceuticals, Inc.†	41,397	5,318,273
Vertex Pharmaceuticals, Inc.†	88,073	7,000,923
		42,110,868
Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Drugs — 7.2%
Bristol-Myers Squibb Co.	129,937	$8,300,375
Novo Nordisk A/S ADR	118,752	6,435,171
		14,735,546
Networking Products — 2.8%
Palo Alto Networks, Inc.†	35,544	5,798,648
Retail-Drug Store — 2.7%
CVS Health Corp.	52,669	5,463,355
Total Long-Term Investment Securities (cost $219,522,952)		202,687,694
REPURCHASE AGREEMENTS — 4.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/31/2016, to be repurchased 04/01/2016 in the amount of $8,306,002 and collateralized by $8,155,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $8,473,559 (cost $8,306,000)	$8,306,000	8,306,000
TOTAL INVESTMENTS (cost $227,828,952)(1)	102.7%	210,993,694
Liabilities in excess of other assets	(2.7)	(5,483,671)
NET ASSETS	100.0%	$205,510,023

@  See Note 1

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Growth Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$202,687,694	$—	$—	$202,687,694
Repurchase Agreements	—	8,306,000	—	8,306,000
Total Investments at Value	$202,687,694	$8,306,000	$—	$210,993,694

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio@

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Diversified Banking Institutions	10.3%
Repurchase Agreements	8.8
Electric-Integrated	7.7
Tobacco	5.5
Insurance-Life/Health	5.0
Telephone-Integrated	4.5
Semiconductor Equipment	4.3
Food-Meat Products	3.7
Oil Refining & Marketing	3.6
Medical-HMO	3.3
Medical-Drugs	3.1
Instruments-Controls	3.0
Retail-Building Products	3.0
Banks-Super Regional	2.9
Transport-Rail	2.8
Oil Companies-Integrated	2.7
Insurance-Multi-line	2.7
Electronic Components-Misc.	2.5
Retail-Discount	2.4
Telecommunication Equipment	2.3
Pharmacy Services	2.3
Oil Companies-Exploration & Production	2.3
Chemicals-Diversified	2.3
Oil-Field Services	2.2
Computer Services	2.1
Aerospace/Defense-Equipment	1.9
Retail-Major Department Stores	1.8
Medical Products	1.5
Pipelines	0.6
101.1%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust SA Columbia Focused Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.3%
Aerospace/Defense-Equipment — 1.9%
United Technologies Corp.	63,900	$6,396,390
Banks-Super Regional — 2.9%
Wells Fargo & Co.	200,000	9,672,000
Chemicals-Diversified — 2.3%
FMC Corp.	185,000	7,468,450
Computer Services — 2.1%
Teradata Corp.†	260,000	6,822,400
Diversified Banking Institutions — 10.3%
Bank of America Corp.	800,000	10,816,000
Citigroup, Inc.	185,000	7,723,750
JPMorgan Chase & Co.	125,000	7,402,500
Morgan Stanley	325,000	8,128,250
		34,070,500
Electric-Integrated — 7.7%
AES Corp.	850,000	10,030,000
NextEra Energy, Inc.	130,000	15,384,200
		25,414,200
Electronic Components-Misc. — 2.5%
Corning, Inc.	400,000	8,356,000
Food-Meat Products — 3.7%
Tyson Foods, Inc., Class A	181,500	12,098,790
Instruments-Controls — 3.0%
Honeywell International, Inc.	90,000	10,084,500
Insurance-Life/Health — 5.0%
Prudential Financial, Inc.	100,000	7,222,000
Unum Group	300,000	9,276,000
		16,498,000
Insurance-Multi-line — 2.7%
MetLife, Inc.	200,000	8,788,000
Medical Products — 1.5%
Baxter International, Inc.	125,000	5,135,000
Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	159,700	10,201,636
Medical-HMO — 3.3%
Humana, Inc.	60,000	10,977,000
Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	160,627	7,480,399
Oil Companies-Integrated — 2.7%
Chevron Corp.	63,704	6,077,362
Marathon Oil Corp.	250,000	2,785,000
		8,862,362
Oil Refining & Marketing — 3.6%
Marathon Petroleum Corp.	125,000	4,647,500
Valero Energy Corp.	115,000	7,376,100
		12,023,600
Oil-Field Services — 2.2%
Halliburton Co.	205,000	7,322,600
Pharmacy Services — 2.3%
Express Scripts Holding Co.†	110,000	7,555,900
Security Description	Shares/ Principal Amount	Value (Note 2)
Pipelines — 0.6%
Williams Cos., Inc.	130,000	$2,089,100
Retail-Building Products — 3.0%
Lowe's Cos., Inc.	129,600	9,817,200
Retail-Discount — 2.4%
Costco Wholesale Corp.	50,000	7,879,000
Retail-Major Department Stores — 1.8%
Nordstrom, Inc.	102,100	5,841,141
Semiconductor Equipment — 4.3%
Applied Materials, Inc.	675,000	14,296,500
Telecommunication Equipment — 2.3%
Juniper Networks, Inc.	300,000	7,653,000
Telephone-Integrated — 4.5%
Verizon Communications, Inc.	275,700	14,909,856
Tobacco — 5.5%
Altria Group, Inc.	134,000	8,396,440
Philip Morris International, Inc.	100,000	9,811,000
		18,207,440
Transport-Rail — 2.8%
CSX Corp.	181,100	4,663,325
Union Pacific Corp.	59,800	4,757,090
		9,420,415
Total Long-Term Investment Securities (cost $318,002,314)		305,341,379
REPURCHASE AGREEMENTS — 8.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/31/2016, to be repurchased 04/01/2016 in the amount of $29,189,008 and collateralized by $28,655,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $29,774,350 (cost $29,189,000)	$29,189,000	29,189,000
TOTAL INVESTMENTS (cost $347,191,314)(1)	101.1%	334,530,379
Liabilities in excess of other assets	(1.1)	(3,515,401)
NET ASSETS	100.0%	$331,014,978

@  See Note 1

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio@

PORTFOLIO OF INVESTMENTS — March 31, 2016 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$305,341,379	$—	$—	$305,341,379
Repurchase Agreements	—	29,189,000	—	29,189,000
Total Investments at Value	$305,341,379	$29,189,000	$—	$334,530,379

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	54.9%
International Equity Investment Companies	25.6
Domestic Fixed Income Investment Companies	19.5
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 54.9%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,408,764	$17,066,641
Seasons Series Trust Large Cap Value Portfolio, Class 3	882,199	13,539,406
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	373,138	5,520,385
Seasons Series Trust Mid Cap Value Portfolio, Class 3	236,981	3,732,836
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	182,940	1,488,298
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	107,911	1,808,321
Seasons Series Trust Small Cap Portfolio, Class 3	413,874	4,759,989
SunAmerica Series Trust Real Estate Portfolio, Class 3	171,409	2,700,000
Total Domestic Equity Investment Companies (cost $48,714,105)		50,615,876
Domestic Fixed Income Investment Companies — 19.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	1,272,302	14,841,276
Seasons Series Trust Real Return Portfolio, Class 3	144,126	1,368,764
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	343,431	1,825,083
Total Domestic Fixed Income Investment Companies (cost $18,182,521)		18,035,123
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 25.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,961,934)	3,026,313	$23,642,611
TOTAL INVESTMENTS (cost $89,858,560)(2)	100.0%	92,293,610
Liabilities in excess of other assets	0.0	(42,200)
NET ASSETS	100.0%	$92,251,410

#  The Seasons Series Trust Allocation Growth Portfolio invests in Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$92,293,610	$—	$—	$92,293,610

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.1%
Domestic Fixed Income Investment Companies	34.4
International Equity Investment Companies	20.5
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016
Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.1%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	7,085,799	$85,841,739
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,348,365	66,735,849
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,499,597	22,185,738
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,014,604	15,981,645
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	907,077	7,379,457
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	531,939	8,913,953
Seasons Series Trust Small Cap Portfolio, Class 3	1,628,968	18,734,847
SunAmerica Series Trust Real Estate Portfolio, Class 3	653,895	10,299,999
Total Domestic Equity Investment Companies (cost $216,505,613)		236,073,227
Domestic Fixed Income Investment Companies — 34.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	12,812,592	149,457,579
Seasons Series Trust Real Return Portfolio, Class 3	1,586,091	15,063,095
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	2,957,848	15,718,767
Total Domestic Fixed Income Investment Companies (cost $182,646,815)		180,239,441
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 20.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $102,957,015)	13,714,166	$107,139,852
TOTAL INVESTMENTS (cost $502,109,443)(2)	100.0%	523,452,520
Liabilities in excess of other assets	(0.0)	(126,154)
NET ASSETS	100.0%	$523,326,366

#  The Seasons Series Trust Allocation Moderate Growth Portfolio invests in Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$523,452,520	$—	$—	$523,452,520

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	44.4%
Domestic Equity Investment Companies	39.4
International Equity Investment Companies	16.2
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 39.4%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,952,378	$47,881,542
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,352,774	36,108,833
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	814,678	12,052,732
Seasons Series Trust Mid Cap Value Portfolio, Class 3	484,640	7,633,863
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	477,150	3,881,817
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	301,976	5,060,351
Seasons Series Trust Small Cap Portfolio, Class 3	875,292	10,066,779
SunAmerica Series Trust Real Estate Portfolio, Class 3	304,728	4,800,000
Total Domestic Equity Investment Companies (cost $118,805,113)		127,485,917
Domestic Fixed Income Investment Companies — 44.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,257,176	119,648,913
Seasons Series Trust Real Return Portfolio, Class 3	1,241,960	11,794,884
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	2,268,612	12,055,985
Total Domestic Fixed Income Investment Companies (cost $145,117,846)		143,499,782
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 16.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,654,539)	6,692,352	$52,282,989
TOTAL INVESTMENTS (cost $315,577,498)(2)	100.0%	323,268,688
Liabilities in excess of other assets	0.0	(87,195)
NET ASSETS	100.0%	$323,181,493

#  The Seasons Series Trust Allocation Moderate Portfolio invests in Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$323,268,688	$—	$—	$323,268,688

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2016 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	59.0%
Domestic Equity Investment Companies	29.4
International Equity Investment Companies	11.6
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2016

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 29.4%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,336,433	$28,304,988
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,464,655	22,478,560
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	426,031	6,302,906
Seasons Series Trust Mid Cap Value Portfolio, Class 3	271,755	4,280,574
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	316,740	2,576,812
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	218,002	3,653,173
Seasons Series Trust Small Cap Portfolio, Class 3	450,769	5,184,323
SunAmerica Series Trust Real Estate Portfolio, Class 3	165,061	2,600,000
Total Domestic Equity Investment Companies (cost $69,756,097)		75,381,336
Domestic Fixed Income Investment Companies — 59.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,918,379	127,361,777
Seasons Series Trust Real Return Portfolio, Class 3	1,340,775	12,733,326
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	2,161,364	11,486,044
Total Domestic Fixed Income Investment Companies (cost $152,775,111)		151,581,147
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 11.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $28,647,052)	3,803,776	$29,716,424
TOTAL INVESTMENTS (cost $251,178,260)(2)	100.0%	256,678,907
Liabilities in excess of other assets	(0.0)	(73,573)
NET ASSETS	100.0%	$256,605,334

#  The Seasons Series Trust Allocation Balanced Portfolio invests in Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$256,678,907	$—	$—	$256,678,907

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$62,272,350	$107,461,245	$83,518,155	$72,294,684	$126,304,638
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	40,000	400,000	545,000	570,000	4,806,000
Total investments	62,312,350	107,861,245	84,063,155	72,864,684	131,110,638
Cash	150,735	56,465	105,330	23,252	21,963
Foreign cash*	4	14	4	—	76,261
Due from broker	31,339	45,076	16,238	6,438	1,530
Receivable for:
Fund shares sold	23,987	22,710	74,088	1,680	58,623
Dividends and interest	129,710	298,693	319,795	324,702	448,658
Investments sold	1,054,092	2,215,628	2,685,413	2,311,849	2,393,399
Receipts on swap contracts	—	—	—	—	3,427
Prepaid expenses and other assets	4,204	4,326	4,205	4,163	4,588
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	10,801
Variation margin on futures contracts	520	27,742	26,911	26,348	32,808
Unrealized appreciation on forward foreign currency contracts	6,913	21,734	26,639	26,231	320,161
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	1,767	4,594	5,536	5,498	62,596
Total assets	63,715,621	110,558,227	87,327,314	75,594,845	134,545,453
LIABILITIES:
Payable for:
Fund shares redeemed	25,777	18,140	33,613	43,342	54,472
Investments purchased	5,271,700	14,023,028	16,344,202	16,956,813	4,509,205
Payments on swap contracts	—	—	—	—	1,961
Investment advisory and management fees	43,559	68,864	48,880	38,368	91,811
Service fees — Class 2	2,500	5,670	4,852	3,931	7,546
Service fees — Class 3	5,816	8,581	4,942	4,418	10,783
Transfer agent fees and expenses	131	131	131	114	332
Trustees' fees and expenses	86	240	172	137	196
Other accrued expenses	76,869	83,839	75,377	73,436	100,495
Accrued foreign tax on capital gains	—	—	—	—	706
Variation margin on future contracts	4,468	36,714	37,042	39,119	56,803
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash		—	—	38	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	20,523	71,898	91,059	85,159	205,464
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	3,024	8,061	10,051	10,090	434,393
Commitments (Note 13)	—	—	—	—	—
Total liabilities	5,454,453	14,325,166	16,650,321	17,254,965	5,474,167
NET ASSETS	$58,261,168	$96,233,061	$70,676,993	$58,339,880	$129,071,286
* Cost
Investments (unaffiliated)	$56,888,340	$101,427,010	$81,204,713	$71,075,112	$122,097,417
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$4	$14	$4	$(38)	$75,434

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2016

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$49,419,132	$83,241,105	$64,943,915	$55,304,266	$113,838,680
Accumulated undistributed net investment income (loss)	205,426	827,061	923,205	967,157	1,088,052
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	3,261,046	6,181,214	2,583,093	919,540	10,447,436
Unrealized appreciation (depreciation) on investments	5,384,010	6,034,235	2,313,442	1,219,572	4,207,221
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	5,083	(625)	(22,449)	(11,882)	(622,814)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(13,529)	(49,929)	(64,213)	(58,773)	113,417
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(706)
NET ASSETS	$58,261,168	$96,233,061	$70,676,993	$58,339,880	$129,071,286
Class 1 (unlimited shares authorized):
Net assets	$10,696,044	$10,538,035	$9,747,897	$6,840,849	$17,363,362
Shares of beneficial interest issued and outstanding	672,992	847,959	885,448	621,020	1,512,995
Net asset value, offering and redemption price per share	$15.89	$12.43	$11.01	$11.02	$11.48
Class 2 (unlimited shares authorized):
Net assets	$19,939,002	$44,942,455	$37,891,458	$30,779,973	$60,313,732
Shares of beneficial interest issued and outstanding	1,255,631	3,622,047	3,447,351	2,798,804	5,256,475
Net asset value, offering and redemption price per share	$15.88	$12.41	$10.99	$11.00	$11.47
Class 3 (unlimited shares authorized):
Net assets	$27,626,122	$40,752,571	$23,037,638	$20,719,058	$51,394,192
Shares of beneficial interest issued and outstanding	1,744,104	3,291,484	2,098,946	1,886,955	4,487,027
Net asset value, offering and redemption price per share	$15.84	$12.38	$10.98	$10.98	$11.45

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2016

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$478,385,043	$479,935,662	$950,048,285	$219,163,105	$312,411,207
Investments at value (affiliated)*	—	—	2,274,100	—	117,853
Repurchase agreements (cost approximates value)	—	810,000	8,671,000	2,202,000	3,274,000
Total investments	478,385,043	480,745,662	960,993,385	221,365,105	315,803,060
Cash	—	91,779	59,866	2,892	16,242
Foreign cash*	—	—	—	1	—
Due from broker	—	65,000	55,000	77,000	153,000
Receivable for:
Fund shares sold	137,730	70,172	84,126	52,314	36,750
Dividends and interest	212,275	340,835	1,884,733	89,908	556,966
Investments sold	352,118	936,622	19,148,375	626,335	3,736,866
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,265	4,924	5,984	4,802	6,425
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	700	200	160	160
Unrealized appreciation on forward foreign currency contracts	—	—	2,639	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	479,092,431	482,255,694	982,234,308	222,218,517	320,309,469
LIABILITIES:
Payable for:
Fund shares redeemed	42,543	301,817	21,149,066	165,485	7,180,612
Investments purchased	1,399,914	2,392,829	3,685,500	306,532	791,920
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	325,122	307,770	600,511	155,198	220,897
Service fees — Class 2	5,743	4,393	3,692	2,784	3,406
Service fees — Class 3	8,554	41,302	36,811	12,799	12,004
Transfer agent fees and expenses	308	215	215	215	201
Trustees' fees and expenses	350	236	809	194	406
Other accrued expenses	106,527	108,093	166,120	94,271	104,100
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on future contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	188,247	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	1,889,061	3,156,655	25,830,971	737,478	8,313,546
NET ASSETS	$477,203,370	$479,099,039	$956,403,337	$221,481,039	$311,995,923
* Cost
Investments (unaffiliated)	$400,543,596	$399,805,986	$914,580,892	$193,818,079	$297,170,122
Investments (affiliated)	$—	$—	$1,986,217	$—	$106,902
Foreign cash	$—	$—	—	$1	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2016

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$357,530,969	$382,979,979	$877,930,915	$186,720,557	$291,026,419
Accumulated undistributed net investment income (loss)	(181,077)	2,057,561	16,940,158	(5,681)	3,144,964
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	42,012,640	13,899,342	25,949,310	9,403,405	2,554,786
Unrealized appreciation (depreciation) on investments	77,841,447	80,129,676	35,755,276	25,345,026	15,252,036
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	32,480	14,180	17,653	17,653
Unrealized foreign exchange gain (loss) on other assets and liabilities	(609)	1	(186,502)	79	65
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$477,203,370	$479,099,039	$956,403,337	$221,481,039	$311,995,923
Class 1 (unlimited shares authorized):
Net assets	$387,061,904	$244,613,491	$771,124,109	$137,158,410	$233,605,436
Shares of beneficial interest issued and outstanding	16,675,490	19,648,812	50,175,844	8,768,940	14,763,818
Net asset value, offering and redemption price per share	$23.21	$12.45	$15.37	$15.64	$15.82
Class 2 (unlimited shares authorized):
Net assets	$47,757,338	$35,317,610	$29,350,300	$22,390,235	$27,278,147
Shares of beneficial interest issued and outstanding	2,097,060	2,888,572	1,911,324	1,483,237	1,728,282
Net asset value, offering and redemption price per share	$22.77	$12.23	$15.36	$15.10	$15.78
Class 3 (unlimited shares authorized):
Net assets	$42,384,128	$199,167,938	$155,928,928	$61,932,394	$51,112,340
Shares of beneficial interest issued and outstanding	1,882,675	16,440,346	10,159,995	4,186,185	3,244,827
Net asset value, offering and redemption price per share	$22.51	$12.11	$15.35	$14.79	$15.75

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2016

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio@
ASSETS:
Investments at value (unaffiliated)*	$312,513,825	$736,799,842	$1,357,149,230	$575,739,456	$202,687,694
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	790,000	15,427,000	31,569,000	28,915,000	8,306,000
Total investments	313,303,825	752,226,842	1,388,718,230	604,654,456	210,993,694
Cash	7,689	637	871,163	4,939	487
Foreign cash*	—	3,027,834	23,415	32	—
Due from broker	324,999	890,000	1,419,547	—	—
Receivable for:
Fund shares sold	42,552	210,911	147,002	42,927	447,648
Dividends and interest	300,169	3,785,032	7,109,407	1,612,224	124,427
Investments sold	1,189,279	1,706,952	11,329,671	—	528,629
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,762	5,710	6,282	5,368	8,143
Due from investment adviser for expense reimbursements/fee waivers	—	25,145	—	—	52,462
Variation margin on futures contracts	7,116	—	149,000	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	268,655	940	—
Swap premiums paid	—	—	1,443,142	—	—
Unrealized appreciation on swap contracts	—	—	111,981	—	—
Total assets	315,180,391	761,879,063	1,411,597,495	606,320,886	212,155,490
LIABILITIES:
Payable for:
Fund shares redeemed	565,380	763,174	577,874	5,208,268	63,152
Investments purchased	1,154,100	6,402,608	182,022,539	—	6,344,205
Payments on swap contracts	—	—	3,605,492	—	—
Investment advisory and management fees	217,227	566,100	641,635	299,635	169,232
Service fees — Class 2	2,261	2,795	4,490	—	3,156
Service fees — Class 3	10,632	48,435	91,999	93,759	7,463
Transfer agent fees and expenses	215	224	201	233	190
Trustees' fees and expenses	169	602	183	520	65
Other accrued expenses	75,875	149,514	256,179	127,217	58,004
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on future contracts	—	191,520	339,686	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	919,280	4,005,169	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	238,077	—	—
Commitments (Note 13)	—	—	65,000	—	—
Total liabilities	2,025,859	8,124,972	188,762,635	9,734,801	6,645,467
NET ASSETS	$313,154,532	$753,754,091	$1,222,834,860	$596,586,085	$205,510,023
* Cost
Investments (unaffiliated)	$293,305,436	$771,010,632	$1,332,454,828	$583,762,437	$219,522,952
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$2,959,331	$24,406	$32	$—

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2016

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio@
NET ASSETS REPRESENTED BY:
Capital paid-in	$291,978,430	$849,161,106	$1,193,372,671	$618,928,671	$204,652,982
Accumulated undistributed net investment income (loss)	573,011	10,474,412	14,057,319	(5,858,717)	—
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	1,315,849	(71,905,568)	(8,409,430)	(4,475,627)	17,694,481
Unrealized appreciation (depreciation) on investments	19,208,389	(34,210,790)	24,694,402	(8,022,981)	(16,835,258)
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	78,853	162,588	(233,012)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	72,343	(647,090)	(3,985,261)	(2,182)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$313,154,532	$753,754,091	$1,222,834,860	$596,586,085	$205,510,023
Class 1 (unlimited shares authorized):
Net assets	$243,706,569	$500,026,717	$750,909,362	$156,274,021	$143,791,505
Shares of beneficial interest issued and outstanding	20,415,114	63,892,154	63,960,062	16,366,347	16,703,700
Net asset value, offering and redemption price per share	$11.94	$7.83	$11.74	$9.55	$8.61
Class 2 (unlimited shares authorized):
Net assets	$18,131,025	$22,223,377	$35,484,965	$—	$25,493,148
Shares of beneficial interest issued and outstanding	1,554,450	2,834,940	3,026,038	—	3,068,845
Net asset value, offering and redemption price per share	$11.66	$7.84	$11.73	$—	$8.31
Class 3 (unlimited shares authorized):
Net assets	$51,316,938	$231,503,997	$436,440,533	$440,312,064	$36,225,370
Shares of beneficial interest issued and outstanding	4,461,971	29,633,006	37,416,964	46,363,249	4,452,764
Net asset value, offering and redemption price per share	$11.50	$7.81	$11.66	$9.50	$8.14

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2016

	SA Columbia Focused Value Portfolio@	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$305,341,379	$—	$—	$—	$—
Investments at value (affiliated)*	—	92,293,610	523,452,520	323,268,688	256,678,907
Repurchase agreements (cost approximates value)	29,189,000	—	—	—	—
Total investments	334,530,379	92,293,610	523,452,520	323,268,688	256,678,907
Cash	767	—	—	—	—
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	42,335	154,265	190,235	31,291	18,699
Dividends and interest	378,956	—	—	—	—
Investments sold	—	3,185,311	13,553,094	6,928,410	4,017,931
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,898	4,037	4,250	4,153	4,119
Due from investment adviser for expense reimbursements/fee waivers	88,043	772	4,376	2,706	2,152
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	335,048,378	95,637,995	537,204,475	330,235,248	260,721,808
LIABILITIES:
Payable for:
Fund shares redeemed	229,231	239,316	341,879	158,802	235,931
Investments purchased	3,446,612	3,100,000	13,400,000	6,800,000	3,800,000
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	273,384	7,723	43,768	27,058	21,526
Service fees — Class 2	1,747	—	—	—	—
Service fees — Class 3	6,547	—	—	—	—
Transfer agent fees and expenses	210	84	83	83	84
Trustees' fees and expenses	250	138	694	411	334
Other accrued expenses	75,419	39,324	91,685	67,401	58,599
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on future contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	4,033,400	3,386,585	13,878,109	7,053,755	4,116,474
NET ASSETS	$331,014,978	$92,251,410	$523,326,366	$323,181,493	$256,605,334
* Cost
Investments (unaffiliated)	$318,002,314	$—	$—	$—	$—
Investments (affiliated)	$—	$89,858,560	$502,109,443	$315,577,498	$251,178,260
Foreign cash	$—	$—	$—	$—	$—

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2016

	SA Columbia Focused Value Portfolio@	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$305,557,280	$91,907,890	$444,465,969	$287,341,529	$227,089,709
Accumulated undistributed net investment income (loss)	4,578,884	1,524,052	9,027,943	5,699,000	4,597,839
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	33,539,749	(3,615,582)	48,489,377	22,449,774	19,417,139
Unrealized appreciation (depreciation) on investments	(12,660,935)	2,435,050	21,343,077	7,691,190	5,500,647
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$331,014,978	$92,251,410	$523,326,366	$323,181,493	$256,605,334
Class 1 (unlimited shares authorized):
Net assets	$285,987,907	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	17,015,811	—	—	—	—
Net asset value, offering and redemption price per share	$16.81	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$13,865,490	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	825,709	—	—	—	—
Net asset value, offering and redemption price per share	$16.79	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$31,161,581	$92,251,410	$523,326,366	$323,181,493	$256,605,334
Shares of beneficial interest issued and outstanding	1,859,562	7,387,523	43,615,109	27,930,121	22,911,059
Net asset value, offering and redemption price per share	$16.76	$12.49	$12.00	$11.57	$11.20

@ See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2016

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$557,136	$790,390	$310,148	$128,377	$2,484,816
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	573,187	1,595,398	1,953,625	1,998,965	931,415
Total investment income*	1,130,323	2,385,788	2,263,773	2,127,342	3,416,231
Expenses:
Investment advisory and management fees	575,975	991,233	701,616	541,238	1,191,739
Service Fees:
Class 2	32,082	72,912	61,339	49,719	97,415
Class 3	78,526	140,829	87,931	72,380	139,584
Transfer agent fees and expenses	951	951	933	951	3,253
Custodian and accounting fees	106,194	124,772	93,240	90,865	193,307
Reports to shareholders	6,351	10,027	7,497	5,981	13,629
Audit and tax fees	49,943	49,943	49,876	49,876	61,704
Legal fees	7,119	7,869	7,161	6,647	9,587
Trustees' fees and expenses	1,233	2,272	1,686	1,369	2,661
Interest expense	524	972	545	137	5
Other expenses	23,514	25,371	17,238	16,489	33,406
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	882,412	1,427,151	1,029,062	835,652	1,746,290
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	(140,205)
Fees paid indirectly (Note 5)	(1,272)	(1,796)	(411)	(171)	(4,698)
Net expenses	881,140	1,425,355	1,028,651	835,481	1,601,387
Net investment income (loss)	249,183	960,433	1,235,122	1,291,861	1,814,844
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,446,135	6,534,618	2,608,684	853,859	9,400,660
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(36,991)	(114,023)	(40,947)	5,631	1,021,422
Net realized foreign exchange gain (loss) on other assets and liabilities	347	(445)	23,308	29,173	190,579
Net realized gain (loss) on investments and foreign currencies	3,409,491	6,420,150	2,591,045	888,663	10,612,661
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(5,825,301)	(10,373,555)	(4,421,996)	(2,362,084)	(18,536,237)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	23,099	10,664	(7,820)	(19,696)	(544,290)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(11,514)	(50,984)	(63,933)	(58,143)	(173,244)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	7	22	27	27	(706)
Net unrealized gain (loss) on investments and foreign currencies	(5,813,709)	(10,413,853)	(4,493,722)	(2,439,896)	(19,254,477)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2,404,218)	(3,993,703)	(1,902,677)	(1,551,233)	(8,641,816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,155,035)	$(3,033,270)	$(667,555)	$(259,372)	$(6,826,972)
* Net of foreign withholding taxes on interest and dividends of	$637	$954	$642	$638	$62,668
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$41

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2016

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$3,295,201	$6,245,532	$25,166,520	$1,945,495	$6,393,034
Dividends (affiliated)	—	—	48,213	—	3,603
Interest (unaffiliated)	7,382	2,906	13,001	4,526	608
Total investment income*	3,302,583	6,248,438	25,227,734	1,950,021	6,397,245
Expenses:
Investment advisory and management fees	3,974,508	3,580,959	7,082,871	1,901,732	2,791,989
Service Fees:
Class 2	76,818	56,810	48,062	37,500	44,735
Class 3	114,650	498,978	514,504	153,401	197,731
Transfer agent fees and expenses	3,380	2,093	2,129	2,111	2,320
Custodian and accounting fees	69,066	72,711	133,398	57,848	76,720
Reports to shareholders	64,163	57,858	126,878	29,324	36,578
Audit and tax fees	37,506	37,542	37,662	38,462	37,997
Legal fees	10,423	9,738	12,433	6,876	8,430
Trustees' fees and expenses	9,373	8,972	18,117	4,442	6,321
Interest expense	—	790	2,649	14	426
Other expenses	29,615	34,646	58,212	68,312	66,053
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	4,389,502	4,361,097	8,036,915	2,300,022	3,269,300
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(4,191)	(6,601)	(3,737)	(1,741)	(20,949)
Net expenses	4,385,311	4,354,496	8,033,178	2,298,281	3,248,351
Net investment income (loss)	(1,082,728)	1,893,942	17,194,556	(348,260)	3,148,894
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	42,309,517	14,973,914	35,496,441	9,954,626	4,640,242
Net realized gain (loss) on investments (affiliated)**	—	—	350,602	—	8,833
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(6,902)	(23,910)	(35,861)	(35,835)
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,342)	—	(244,809)	(2,422)	(436)
Net realized gain (loss) on investments and foreign currencies	42,303,175	14,967,012	35,578,324	9,916,343	4,612,804
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(47,053,218)	(19,427,639)	(82,112,124)	(26,730,211)	(30,214,793)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(349,540)	—	(26,284)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	39,297	15,900	12,718	12,700
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	318	(1)	(185,903)	158	68
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(47,052,900)	(19,388,343)	(82,631,667)	(26,717,335)	(30,228,309)
Net realized and unrealized gain (loss) on investments and foreign currencies	(4,749,725)	(4,421,331)	(47,053,343)	(16,800,992)	(25,615,505)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,832,453)	$(2,527,389)	$(29,858,787)	$(17,149,252)	$(22,466,611)
* Net of foreign withholding taxes on interest and dividends of	$5,771	$222	$162,625	$4,932	$11,143
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2016

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio@
Investment Income:
Dividends (unaffiliated)	$3,231,561	$18,613,404	$60,214	$—	$806,464
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,815	8,353	31,490,444	4,855,222	1,524
Total investment income*	3,234,376	18,621,757	31,550,658	4,855,222	807,988
Expenses:
Investment advisory and management fees	2,238,283	6,547,369	7,395,937	3,682,076	1,893,837
Service Fees:
Class 2	30,605	38,505	53,372	—	45,125
Class 3	157,563	616,558	1,087,872	1,156,656	100,334
Transfer agent fees and expenses	2,129	2,274	2,200	2,382	1,880
Custodian and accounting fees	84,205	218,435	324,147	97,841	26,361
Reports to shareholders	31,893	95,102	148,685	44,005	24,951
Audit and tax fees	38,115	57,739	53,102	49,688	33,878
Legal fees	6,581	16,573	16,527	8,597	18,277
Trustees' fees and expenses	4,961	14,164	23,013	11,836	3,625
Interest expense	308	2,073	270	—	—
Other expenses	39,087	54,330	72,871	17,939	17,216
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,633,730	7,663,122	9,177,996	5,071,020	2,165,484
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(290,464)	—	—	(403,774)
Fees paid indirectly (Note 5)	(9,290)	(15,702)	—	—	(13,447)
Net expenses	2,624,440	7,356,956	9,177,996	5,071,020	1,748,263
Net investment income (loss)	609,936	11,264,801	22,372,662	(215,798)	(940,275)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,342,351	(11,093,579)	(3,384,667)	(3,212,884)	18,634,511
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(270,287)	96,235	(414,845)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(110)	(285,046)	(38,394)	(1,692,157)	246
Net realized gain (loss) on investments and foreign currencies	4,071,954	(11,282,390)	(3,837,906)	(4,905,041)	18,634,757
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(26,230,364)	(75,835,699)	(3,206,785)	8,510,212	(40,302,540)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	27,605	237,109	(256,103)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	190,508	(679,918)	(3,612,124)	437
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	212	—	—
Net unrealized gain (loss) on investments and foreign currencies	(26,202,759)	(75,408,082)	(4,142,594)	4,898,088	(40,302,103)
Net realized and unrealized gain (loss) on investments and foreign currencies	(22,130,805)	(86,690,472)	(7,980,500)	(6,953)	(21,667,346)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,520,869)	$(75,425,671)	$14,392,162	$(222,751)	$(22,607,621)
* Net of foreign withholding taxes on interest and dividends of	$6,387	$1,521,182	$7,484	$—	$20,554
** Net of foreign withholding taxes on capital gains of	$—	$—	$872	$—	$—

@  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2016

	SA Columbia Focused Value Portfolio@	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$7,274,206	$—	$—	$—	$—
Dividends (affiliated)	—	889,717	5,850,092	3,989,666	3,588,525
Interest (unaffiliated)	1,199	—	—	—	—
Total investment income*	7,275,405	889,717	5,850,092	3,989,666	3,588,525
Expenses:
Investment advisory and management fees	3,180,695	100,702	559,535	346,503	274,317
Service Fees:
Class 2	22,849	—	—	—	—
Class 3	79,094	—	—	—	—
Transfer agent fees and expenses	2,070	868	884	884	868
Custodian and accounting fees	41,936	12,067	12,068	12,046	12,083
Reports to shareholders	43,712	9,645	53,045	33,879	26,328
Audit and tax fees	33,838	25,415	25,415	25,415	25,415
Legal fees	21,277	8,360	12,782	10,753	10,071
Trustees' fees and expenses	6,169	1,886	10,562	6,549	5,162
Interest expense	—	262	1,206	695	753
Other expenses	21,467	10,481	11,361	9,288	8,433
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	3,453,107	169,686	686,858	446,012	363,430
Fees waived and expenses reimbursed by investment advisor (Note 3)	(737,876)	(6,483)	(36,424)	(22,595)	(17,834)
Fees paid indirectly (Note 5)	(18,628)	—	—	—	—
Net expenses	2,696,603	163,203	650,434	423,417	345,596
Net investment income (loss)	4,578,802	726,514	5,199,658	3,566,249	3,242,929
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	33,605,643	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	11,989,615	54,918,899	29,346,558	20,599,360
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	4,463,659	21,183,034	11,842,958	7,312,658
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	81	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	33,605,724	16,453,274	76,101,933	41,189,516	27,912,018
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(53,926,700)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	(22,341,122)	(103,748,466)	(56,411,240)	(37,157,371)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(96)	—	—	—	—
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(53,926,796)	(22,341,122)	(103,748,466)	(56,411,240)	(37,157,371)
Net realized and unrealized gain (loss) on investments and foreign currencies	(20,321,072)	(5,887,848)	(27,646,533)	(15,221,724)	(9,245,353)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,742,270)	$(5,161,334)	$(22,446,875)	$(11,655,475)	$(6,002,424)
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

@  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$249,183	$327,939	$960,433	$1,128,448	$1,235,122	$1,337,003
Net realized gain (loss) on investments and foreign currencies	3,409,491	9,072,052	6,420,150	14,734,909	2,591,045	8,217,967
Net unrealized gain (loss) on investments and foreign currencies	(5,813,709)	(994,788)	(10,413,853)	(1,752,371)	(4,493,722)	(1,472,353)
Net increase (decrease) in net assets resulting from operations	(2,155,035)	8,405,203	(3,033,270)	14,110,986	(667,555)	8,082,617
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(76,135)	(60,164)	(153,179)	(110,611)	(214,682)	(167,365)
Net investment income — Class 2	(101,473)	(73,292)	(570,968)	(348,960)	(782,126)	(567,412)
Net investment income — Class 3	(96,646)	(82,744)	(406,431)	(444,104)	(415,401)	(566,714)
Net realized gain on investments — Class 1	(1,717,725)	(1,819,437)	(1,581,001)	(1,423,080)	(1,037,953)	(874,403)
Net realized gain on investments — Class 2	(3,074,786)	(3,285,247)	(6,716,357)	(5,541,223)	(4,108,047)	(3,345,586)
Net realized gain on investments — Class 3	(4,258,366)	(5,197,288)	(6,135,987)	(7,975,950)	(2,583,431)	(3,525,633)
Total distributions to shareholders	(9,325,131)	(10,518,172)	(15,563,923)	(15,843,928)	(9,141,640)	(9,047,113)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,826,870)	(1,791,994)	(23,076,160)	(7,653,178)	(21,758,371)	(4,254,673)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,307,036)	(3,904,963)	(41,673,353)	(9,386,120)	(31,567,566)	(5,219,169)
NET ASSETS:
Beginning of period	71,568,204	75,473,167	137,906,414	147,292,534	102,244,559	107,463,728
End of period†	$58,261,168	$71,568,204	$96,233,061	$137,906,414	$70,676,993	$102,244,559
† Includes accumulated undistributed net investment income (loss)	$205,426	$272,738	$827,061	$1,104,847	$923,205	$1,389,671

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,291,861	$1,363,956	$1,814,844	$1,869,507	$(1,082,728)	$(818,942)
Net realized gain (loss) on investments and foreign currencies	888,663	4,440,509	10,612,661	17,302,269	42,303,175	34,984,899
Net unrealized gain (loss) on investments and foreign currencies	(2,439,896)	(831,016)	(19,254,477)	(3,687,704)	(47,052,900)	30,843,590
Net increase (decrease) in net assets resulting from operations	(259,372)	4,973,449	(6,826,972)	15,484,072	(5,832,453)	65,009,547
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(166,509)	(169,084)	(603,961)	(389,289)	—	—
Net investment income — Class 2	(688,623)	(560,443)	(1,962,557)	(1,143,720)	—	—
Net investment income — Class 3	(394,848)	(531,579)	(1,614,810)	(933,536)	—	—
Net realized gain on investments — Class 1	(489,233)	(414,645)	(1,972,435)	(154,029)	(27,443,745)	(16,764,477)
Net realized gain on investments — Class 2	(2,184,962)	(1,516,780)	(6,760,536)	(497,444)	(3,603,791)	(2,881,721)
Net realized gain on investments — Class 3	(1,431,258)	(1,527,729)	(5,787,933)	(435,648)	(3,241,802)	(2,644,794)
Total distributions to shareholders	(5,355,433)	(4,720,260)	(18,702,232)	(3,553,666)	(34,289,338)	(22,290,992)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(18,352,189)	(4,680,248)	(5,813)	(20,055,272)	28,910,730	96,140,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,966,994)	(4,427,059)	(25,535,017)	(8,124,866)	(11,211,061)	138,859,328
NET ASSETS:
Beginning of period	82,306,874	86,733,933	154,606,303	162,731,169	488,414,431	349,555,103
End of period†	$58,339,880	$82,306,874	$129,071,286	$154,606,303	$477,203,370	$488,414,431
† Includes accumulated undistributed net investment income (loss)	$967,157	$1,223,321	$1,088,052	$3,843,119	$(181,077)	$(167,862)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,893,942	$1,846,262	$17,194,556	$12,395,153	$(348,260)	$(413,157)
Net realized gain (loss) on investments and foreign currencies	14,967,012	46,940,608	35,578,324	50,964,474	9,916,343	15,005,167
Net unrealized gain (loss) on investments and foreign currencies	(19,388,343)	15,404,302	(82,631,667)	(8,178,883)	(26,717,335)	11,105,634
Net increase (decrease) in net assets resulting from operations	(2,527,389)	64,191,172	(29,858,787)	55,180,744	(17,149,252)	25,697,644
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,272,811)	(723,958)	(10,426,855)	(6,566,523)	—	—
Net investment income — Class 2	(137,762)	(95,865)	(361,829)	(354,385)	—	—
Net investment income — Class 3	(675,291)	(242,037)	(1,666,122)	(2,258,500)	—	—
Net realized gain on investments — Class 1	(22,304,836)	(25,211,895)	(39,921,882)	(724,685)	(8,223,992)	(9,414,815)
Net realized gain on investments — Class 2	(3,493,704)	(5,520,326)	(1,606,628)	(45,637)	(1,485,218)	(2,248,411)
Net realized gain on investments — Class 3	(20,669,368)	(25,792,643)	(8,988,200)	(322,503)	(4,393,643)	(4,665,696)
Total distributions to shareholders	(48,553,772)	(57,586,724)	(62,971,516)	(10,272,233)	(14,102,853)	(16,328,922)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	76,675,942	35,270,699	68,454,598	224,210,942	30,343,137	49,679,502
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,594,781	41,875,147	(24,375,705)	269,119,453	(908,968)	59,048,224
NET ASSETS:
Beginning of period	453,504,258	411,629,111	980,779,042	711,659,589	222,390,007	163,341,783
End of period†	$479,099,039	$453,504,258	$956,403,337	$980,779,042	$221,481,039	$222,390,007
† Includes accumulated undistributed net investment income (loss)	$2,057,561	$1,857,494	$16,940,158	$12,455,644	$(5,681)	$10,476

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$3,148,894	$1,665,248	$609,936	$744,848	$11,264,801	$9,428,050
Net realized gain (loss) on investments and foreign currencies	4,612,804	54,815,407	4,071,954	18,907,846	(11,282,390)	15,128,952
Net unrealized gain (loss) on investments and foreign currencies	(30,228,309)	(20,674,153)	(26,202,759)	(5,488,931)	(75,408,082)	(26,919,471)
Net increase (decrease) in net assets resulting from operations	(22,466,611)	35,806,502	(21,520,869)	14,163,763	(75,425,671)	(2,362,469)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,377,801)	(1,396,766)	(708,035)	(271,551)	(6,074,171)	(5,776,920)
Net investment income — Class 2	(117,685)	(233,054)	(37,291)	(11,007)	(265,717)	(386,061)
Net investment income — Class 3	(189,523)	(638,014)	—	—	(2,505,468)	(3,445,547)
Net realized gain on investments — Class 1	(39,558,389)	(13,575,916)	(13,558,703)	(5,069,902)	—	—
Net realized gain on investments — Class 2	(4,702,201)	(2,793,720)	(1,419,975)	(959,375)	—	—
Net realized gain on investments — Class 3	(10,276,593)	(10,001,795)	(3,973,748)	(3,592,953)	—	—
Total distributions to shareholders	(56,222,192)	(28,639,265)	(19,697,752)	(9,904,788)	(8,845,356)	(9,608,528)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	48,662,594	269,829	97,811,846	32,890,036	121,746,995	163,788,806
TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,026,209)	7,437,066	56,593,225	37,149,011	37,475,968	151,817,809
NET ASSETS:
Beginning of period	342,022,132	334,585,066	256,561,307	219,412,296	716,278,123	564,460,314
End of period†	$311,995,923	$342,022,132	$313,154,532	$256,561,307	$753,754,091	$716,278,123
† Includes accumulated undistributed net investment income (loss)	$3,144,964	$1,677,034	$573,011	$708,511	$10,474,412	$7,884,361

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		SA Columbia Focused Growth*
	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$22,372,662	$18,085,941	$(215,798)	$(5,958,050)	$(940,275)	$(801,008)
Net realized gain (loss) on investments and foreign currencies	(3,837,906)	9,659,254	(4,905,041)	35,251,270	18,634,757	20,945,051
Net unrealized gain (loss) on investments and foreign currencies	(4,142,594)	17,251,408	4,898,088	(18,161,543)	(40,302,103)	(1,791,625)
Net increase (decrease) in net assets resulting from operations	14,392,162	44,996,603	(222,751)	11,131,677	(22,607,621)	18,352,418
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(14,449,739)	(9,947,864)	(6,524,327)	—	—	—
Net investment income — Class 2	(592,495)	(625,050)	—	—	—	—
Net investment income — Class 3	(7,913,570)	(6,039,794)	(17,083,216)	—	—	—
Net realized gain on investments — Class 1	(5,010,064)	—	—	—	(12,385,264)	(17,354,199)
Net realized gain on investments — Class 2	(226,267)	—	—	—	(2,909,028)	(6,502,484)
Net realized gain on investments — Class 3	(3,122,581)	—	—	—	(4,223,892)	(8,295,360)
Total distributions to shareholders	(31,314,716)	(16,612,708)	(23,607,543)	—	(19,518,184)	(32,152,043)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	158,095,411	144,130,047	(68,578,496)	41,867,976	68,598,372	28,811,618
TOTAL INCREASE (DECREASE) IN NET ASSETS	141,172,857	172,513,942	(92,408,790)	52,999,653	26,472,567	15,011,993
NET ASSETS:
Beginning of period	1,081,662,003	909,148,061	688,994,875	635,995,222	179,037,456	164,025,463
End of period†	$1,222,834,860	$1,081,662,003	$596,586,085	$688,994,875	$205,510,023	$179,037,456
† Includes accumulated undistributed net investment income (loss)	$14,057,319	$22,718,506	$(5,858,717)	$18,249,519	$—	$—

* See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Columbia Focused Value*		Allocation Growth		Allocation Moderate Growth
	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$4,578,802	$3,127,987	$726,514	$644,813	$5,199,658	$4,338,965
Net realized gain (loss) on investments and foreign currencies	33,605,724	14,967,162	16,453,274	12,996,065	76,101,933	54,095,934
Net unrealized gain (loss) on investments and foreign currencies	(53,926,796)	9,182,958	(22,341,122)	(5,918,939)	(103,748,466)	(20,024,462)
Net increase (decrease) in net assets resulting from operations	(15,742,270)	27,278,107	(5,161,334)	7,721,939	(22,446,875)	38,410,437
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,795,890)	(1,508,667)	—	—	—	—
Net investment income — Class 2	(120,419)	(78,996)	—	—	—	—
Net investment income — Class 3	(211,679)	(115,582)	(1,393,950)	(723,183)	(7,563,752)	(6,087,464)
Net realized gain on investments — Class 1	(2,595,028)	—	—	—	—	—
Net realized gain on investments — Class 2	(136,763)	—	—	—	—	—
Net realized gain on investments — Class 3	(282,281)	—	—	—	(43,890,397)	—
Total distributions to shareholders	(6,142,060)	(1,703,245)	(1,393,950)	(723,183)	(51,454,149)	(6,087,464)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	24,557,664	65,951,219	(11,962,635)	(15,500,732)	(8,005,359)	(79,357,234)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,673,334	91,526,081	(18,517,919)	(8,501,976)	(81,906,383)	(47,034,261)
NET ASSETS:
Beginning of period	328,341,644	236,815,563	110,769,329	119,271,305	605,232,749	652,267,010
End of period†	$331,014,978	$328,341,644	$92,251,410	$110,769,329	$523,326,366	$605,232,749
† Includes accumulated undistributed net investment income (loss)	$4,578,884	$3,127,989	$1,524,052	$1,393,950	$9,027,943	$7,563,751

* See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2016	For the year ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$3,566,249	$2,833,592	$3,242,929	$2,347,464
Net realized gain (loss) on investments and foreign currencies	41,189,516	28,690,691	27,912,018	20,319,274
Net unrealized gain (loss) on investments and foreign currencies	(56,411,240)	(8,727,498)	(37,157,371)	(5,019,104)
Net increase (decrease) in net assets resulting from operations	(11,655,475)	22,796,785	(6,002,424)	17,647,634
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	(4,404,705)	(4,082,422)	(3,490,952)	(3,565,216)
Net realized gain on investments — Class 1	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	(23,424,981)	(8,872,181)	(17,983,880)	(18,605,664)
Total distributions to shareholders	(27,829,686)	(12,954,603)	(21,474,832)	(22,170,880)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(11,318,833)	(28,653,144)	(14,976,875)	(10,695,792)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,803,994)	(18,810,962)	(42,454,131)	(15,219,038)
NET ASSETS:
Beginning of period	373,985,487	392,796,449	299,059,465	314,278,503
End of period†	$323,181,493	$373,985,487	$256,605,334	$299,059,465
† Includes accumulated undistributed net investment income (loss)	$5,699,000	$4,404,705	$4,597,839	$3,490,952

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 20 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption changes under your variable contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios*, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios*, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective July 29, 2015, the names of the Focus Growth Portfolio and Focus Value Portfolio changed to the "SA Columbia Focused Growth Portfolio" and "SA Columbia Focused Value Portfolio," respectively.

The investment goal for each Portfolio is as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

*  See Note 14

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Growth Portfolio (f/k/a Focus Growth Portfolio) seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stock of large-cap companies.

The SA Columbia Focused Value Portfolio (f/k/a Focus Value Portfolio) seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among two or three distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). As of March 31, 2016, the three Managers of the Multi-Managed Seasons Portfolios are J.P.Morgan Investment Management, Inc. ("J.P.Morgan"), Janus Capital Management LLC ("Janus"), and Wellington Management Company LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below:

Portfolio	Small Cap Growth component J.P.Morgan	Growth component Janus	Fixed Income component WMC
Multi-Managed Growth	20%	54%	26%
Multi-Managed Moderate Growth	18	40.6	41.4
Multi-Managed Income/Equity	N/A	32	68
Multi-Managed Income	N/A	16.5	83.5

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except Real Return Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to a professional Manager that actively selects a limited number of stocks that represent its best ideas. This "Focused" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees (the "Board"), that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of March 31, 2016, is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter ("OTC") market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Large Cap Value, Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Options: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Transactions in options written during the year ended March 31, 2016 are summarized as follows:

Written Options
Asset Allocation: Diversified Growth Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of March 31, 2015	$93,670	$37,962
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(93,670)	(37,962)
Options outstanding as of March 31, 2016	$—	$—

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements:  During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2016, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2016. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2016, please refer to a schedule following each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Options Purchased(3)	Total
Multi-Managed Growth Portfolio	$—	$1,767	$—	$520	$—	$—	$—	$6,913	$754	$9,954
Multi-Managed Moderate Growth Portfolio	26,442	4,594	—	1,300	—	—	—	21,734	1,955	56,025
Multi-Managed Income/Equity Portfolio	26,911	5,536	—	—	—	—	—	26,639	2,352	61,438
Multi-Managed Income Portfolio	26,348	5,498	—	—	—	—	—	26,231	2,348	60,425
Asset Allocation: Diversified Growth Portfolio	27,203	—	—	5,605	62,596	—	—	320,161	—	415,565
Large Cap Growth Portfolio	—	—	—	700	—	—	—	—	—	700
Large Cap Value Portfolio	—	—	—	200	—	—	—	2,639	—	2,839
Mid Cap Growth Portfolio	—	—	—	160	—	—	—	—	—	160
Mid Cap Value Portfolio	—	—	—	160	—	—	—	—	—	160
Small Cap Portfolio	—	—	—	7,116	—	—	—	—	—	7,116
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	149,000	66,560	—	—	—	—	45,421	268,655	45,673	575,309
Real Return Portfolio	—	—	—	—	—	—	—	940	—	940

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Options Written(6)	Total
Multi-Managed Growth Portfolio	$4,468	$3,024	$—	$—	$—	$—	$—	$20,523	$—	$28,015
Multi-Managed Moderate Growth Portfolio	36,714	8,061	—	—	—	—	—	71,898	—	116,673
Multi-Managed Income/Equity Portfolio	37,042	10,051	—	—	—	—	—	91,059	—	138,152
Multi-Managed Income Portfolio	39,119	10,090	—	—	—	—	—	85,159	—	134,368
Asset Allocation: Diversified Growth Portfolio	35,203	—	—	21,600	434,393	—	—	205,464	—	696,660
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	188,247	—	188,247
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	191,520	—	—	—	—	—	191,520
Diversified Fixed Income Portfolio	339,686	238,077	—	—	—	—	—	919,280	—	1,497,043
Real Return Portfolio	—	—	—	—	—	—	—	4,005,169	—	4,005,169

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$6,340
Multi-Managed Moderate Growth Portfolio	2,842
Multi-Managed Income/Equity Portfolio	(17,934)
Multi-Managed Income Portfolio	(7,290)
Asset Allocation: Diversified Growth Portfolio	(251,017)
Large Cap Growth Portfolio	32,480
Large Cap Value Portfolio	14,180

Portfolio	Cumulative Appreciation (Depreciation)
Mid Cap Growth Portfolio	$17,653
Mid Cap Value Portfolio	17,653
Small Cap Portfolio	78,853
International Equity Portfolio	162,588
Diversified Fixed Income Portfolio	(106,916)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options Purchased(6)	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Foreign Exchange Contracts(2)	Options Purchased(6)	Total
Multi-Managed Growth Portfolio	$(14,988)	$(1,405)	$—	$(17,503)	$—	$—	$(3,095)	$(3,136)	$(3,512)	$(43,639)
Multi-Managed Moderate Growth Portfolio	(41,526)	(4,086)	—	(65,548)	—	—	(2,863)	(1,732)	(11,860)	(127,615)
Multi-Managed Income/Equity Portfolio	(38,877)	(4,139)	—	—	—	—	2,069	24,847	(13,818)	(29,918)
Multi-Managed Income Portfolio	7,953	(5,072)	—	—	—	—	2,750	30,605	(14,430)	21,806
Asset Allocation: Diversified Growth Portfolio	(21,772)	—	—	608,481	396,750	(19,542)	—	207,001	—	1,170,918
Large Cap Growth Portfolio	—	—	—	(6,902)	—	—	—	—	—	(6,902)
Large Cap Value Portfolio	—	—	—	(23,910)	—	—	—	(218,663)	—	(242,573)
Mid Cap Growth Portfolio	—	—	—	(35,861)	—	—	—	—	—	(35,861)
Mid Cap Value Portfolio	—	—	—	(35,835)	—	—	—	—	—	(35,835)
Small Cap Portfolio	—	—	—	(270,287)	—	—	—	—	—	(270,287)
International Equity Portfolio	—	—	—	96,235	—	—	—	(749)	—	95,486
Diversified Fixed Income Portfolio	1,023,553	(57,041)	(116,049)	—	—	—	(1,381,357)	17,023	(111,063)	(624,934)
Real Return Portfolio	—	—	—	—	—	—	—	(2,461,084)	—	(2,461,084)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(3)	Swap Contracts(3)	Options Purchased(5)	Futures Contracts(3)	Swap Contracts(3)	Options*	Swap Contracts(3)	Foreign Exchange Contracts(4)	Options Purchased(5)	Total
Multi-Managed Growth Portfolio	$24,693	$(1,257)	$—	$(3,264)	$—	$—	$2,927	$(11,676)	$1,213	$12,636
Multi-Managed Moderate Growth Portfolio	4,481	(3,467)	—	2,046	—	—	7,604	(51,588)	5,060	(35,864)
Multi-Managed Income/Equity Portfolio	(4,935)	(4,515)	—	—	—	—	1,630	(64,804)	5,548	(67,076)
Multi-Managed Income Portfolio	(16,342)	(4,591)	—	—	—	—	1,237	(59,023)	6,133	(72,586)
Asset Allocation: Diversified Growth Portfolio	(68,123)	—	—	(75,379)	(383,778)	17,520	—	(177,640)	—	(687,400)
Large Cap Growth Portfolio	—	—	—	39,297	—	—	—	—	—	39,297
Large Cap Value Portfolio	—	—	—	15,900	—	—	—	(185,608)	—	(169,708)
Mid Cap Growth Portfolio	—	—	—	12,718	—	—	—	—	—	12,718
Mid Cap Value Portfolio	—	—	—	12,700	—	—	—	—	—	12,700
Small Cap Portfolio	—	—	—	27,605	—	—	—	—	—	27,605
International Equity Portfolio	—	—	—	237,109	—	—	—	—	—	237,109
Diversified Fixed Income Portfolio	(181,151)	(171,516)	—	—	—	—	96,564	(694,558)	144,538	(806,123)
Real Return Portfolio	—	—	—	—	—	—	—	(3,726,123)	—	(3,726,123)

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(6)	Options Written(1)	Options Purchased(6)	Options Written(1)	Options Purchased(5)	Options Written(3)	Options Purchased(5)	Options Written(3)
Asset Allocation: Diversified Growth Portfolio	$—	$—	$(57,504)	$37,962	$—	$—	$34,530	$(17,010)

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts, written options contracts and swap contracts

(2)  Net realized foreign exchange gain (loss) on other assets and liabilities

(3)  Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts

(4)  Change in unrealized foreign exchange gain (loss) on other assets and liabilities

(5)  Change in unrealized appreciation (depreciation) on investments (unaffiliated)

(6)  Net realized gain (loss) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the year ended March 31, 2016.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Purchased Options Contracts on Currency Contracts(1)	Interest Rate Swap Contracts(2)	Credit Default Swap Contracts(2)	Total Return Swap Contracts(1)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
Multi-Managed Growth Portfolio	$8,872,227	$1,106,637	$—	$742	$96,222	$17,869	$—	$—	$—
Multi-Managed Moderate Growth Portfolio	22,606,038	4,227,329	—	2,190	279,811	57,021	—	—	—
Multi-Managed Income/ Equity Portfolio	23,825,934	5,591,945	—	2,670	321,710	80,184	—	—	—
Multi-Managed Income Portfolio	25,759,973	5,409,738	—	2,670	347,846	75,600	—	—	—
Asset Allocation: Diversified Growth Portfolio	44,045,220	15,457,833	535	—	—	—	13,460,618	198	210
Large Cap Growth Portfolio	1,144,025	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	879,875	1,817,048	—	—	—	—	—	—	—
Mid Cap Growth Portfolio	572,607	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	572,607	—	—	—	—	—	—	—	—
Small Cap Portfolio	3,453,380	—	—	—	—	—	—	—	—
International Equity Portfolio	9,032,663	15,559	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	221,445,650	46,987,269	—	24,893	4,773,776	25,386,525	—	—	—
Real Return Portfolio	—	259,206,269	—	—	—	—	—	—	—

(1)  Amounts represent values in US dollars.

(2)  Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2016. The repurchase agreements held by the Portfolios as of March 31, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$837	$—	$—	$837	$806	$—	$—	$806	$31	$—	$31
Barclays Bank PLC	201	—	—	201	1,150	—	—	1,150	(949)	—	(949)
BNP Paribas SA	228	—	—	228	—	—	—	—	228	—	228
Calyon Bank	—	—	—	—	106	—	—	106	(106)	—	(106)
Citibank N.A.	6	—	—	6	243	—	—	243	(237)	—	(237)
Credit Suisse International	—	—	—	—	1,581	—	—	1,581	(1,581)	—	(1,581)
Deutsche Bank AG	—	—	—	—	255	—	—	255	(255)	—	(255)
Goldman Sachs International	4,507	1,767	754	7,028	1,419	—	—	1,419	5,609	—	5,609
HSBC Bank USA, N.A.	489	—	—	489	1,559	—	—	1,559	(1,070)	—	(1,070)
JPMorgan Chase Bank	6	—	—	6	2,598	—	—	2,598	(2,592)	—	(2,592)
Morgan Stanley and Co., Inc.	405	—	—	405	8,366	—	—	8,366	(7,961)	—	(7,961)
Royal Bank of Canada	75	—	—	75	—	—	—	—	75	—	75
Standard Chartered Bank	—	—	—	—	1,164	—	—	1,164	(1,164)	—	(1,164)
State Street Bank and Trust Co.	159	—	—	159	1,276	—	—	1,276	(1,117)	—	(1,117)
Total	$6,913	$1,767	$754	$9,434	$20,523	$—	$—	$20,523	$(11,089)	$—	$(11,089)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$4,003	$—	$—	$4,003	$11,379	$—	$—	$11,379	$(7,376)	$—	$(7,376)
Barclays Bank PLC	519	—	—	519	3,366	—	—	3,366	(2,847)	—	(2,847)
BNP Paribas SA	591	—	—	591	—	—	—	—	591	—	591
Calyon Bank	—	—	—	—	259	—	—	259	(259)	—	(259)
Citibank N.A.	18	—	—	18	5,798	—	—	5,798	(5,780)	—	(5,780)
Commonwealth Bank of Australia Sydney	281	—	—	281	—	—	—	—	281	—	281
Credit Suisse International	—	—	—	—	4,079	—	—	4,079	(4,079)	—	(4,079)
Deutsche Bank AG	—	—	—	—	726	—	—	726	(726)	—	(726)
Goldman Sachs International	13,066	4,594	1,955	19,615	3,743	—	—	3,743	15,872	—	15,872
HSBC Bank USA, N.A.	1,603	—	—	1,603	5,069	—	—	5,069	(3,466)	—	(3,466)
JPMorgan Chase Bank	145	—	—	145	9,591	—	—	9,591	(9,446)	—	(9,446)
Morgan Stanley and Co., Inc.	992	—	—	992	21,917	—	—	21,917	(20,925)	—	(20,925)
Royal Bank of Canada	149	—	—	149	—	—	—	—	149	—	149
Standard Chartered Bank	—	—	—	—	2,629	—	—	2,629	(2,629)	—	(2,629)
State Street Bank and Trust Co.	367	—	—	367	3,342	—	—	3,342	(2,975)	—	(2,975)
Total	$21,734	$4,594	$1,955	$28,283	$71,898	$—	$—	$71,898	$(43,615)	$—	$(43,615)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$2,952	$—	$—	$2,952	$16,339	$—	$—	$16,339	$(13,387)	$—	$(13,387)
Barclays Bank PLC	625	—	—	625	4,075	—	—	4,075	(3,450)	—	(3,450)
BNP Paribas SA	711	—	—	711	—	—	—	—	711	—	711
Calyon Bank	—	—	—	—	318	—	—	318	(318)	—	(318)
Citibank N.A.	1,921	—	—	1,921	9,484	—	—	9,484	(7,563)	—	(7,563)
Credit Suisse International	—	—	—	—	4,895	—	—	4,895	(4,895)	—	(4,895)
Deutsche Bank AG	—	—	—	—	885	—	—	885	(885)	—	(885)
Goldman Sachs International	15,768	5,536	2,352	23,656	4,062	—	—	4,062	19,594	—	19,594
HSBC Bank USA, Inc.	1,857	—	—	1,857	5,881	—	—	5,881	(4,024)	—	(4,024)
JPMorgan Chase Bank	148	—	—	148	11,097	—	—	11,097	(10,949)	—	(10,949)
Morgan Stanley and Co., Inc.	1,194	—	—	1,194	26,134	—	—	26,134	(24,940)	—	(24,940)
Royal Bank of Canada	149	—	—	149	—	—	—	—	149	—	149
Standard Chartered Bank	—	—	—	—	2,938	—	—	2,938	(2,938)	—	(2,938)
State Street Bank and Trust Company	444	—	—	444	4,013	—	—	4,013	(3,569)	—	(3,569)
UBS AG	870	—	—	870	—	—	—	—	870	—	870
Westpac Banking Corp.	—	—	—	—	938	—	—	938	(938)	—	(938)
Total	$26,639	$2,352	$5,536	$34,527	$91,059	$—	$—	$91,059	$(56,532)	$—	$(56,532)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$3,192	$—	$—	$3,192	$11,804	$—	$—	$11,804	$(8,612)	$—	$(8,612)
Barclays Bank PLC	625	—	—	625	4,018	—	—	4,018	(3,393)	—	(3,393)
BNP Paribas SA	709	—	—	709	—	—	—	—	709	—	709
Calyon Bank	—	—	—	—	318	—	—	318	(318)	—	(318)
Citibank N.A.	1,922	—	—	1,922	5,969	—	—	5,969	(4,047)	—	(4,047)
Credit Suisse International	—	—	—	—	4,895	—	—	4,895	(4,895)	—	(4,895)
Deutsche Bank AG	—	—	—	—	875	—	—	875	(875)	—	(875)
Goldman Sachs International	15,636	5,498	2,348	23,482	4,507	—	—	4,507	18,975	—	18,975
HSBC Bank USA, Inc.	1,947	—	—	1,947	6,154	—	—	6,154	(4,207)	—	(4,207)
JPMorgan Chase Bank	109	—	—	109	12,614	—	—	12,614	(12,505)	—	(12,505)
Morgan Stanley and Co., Inc.	1,192	—	—	1,192	26,145	—	—	26,145	(24,953)	—	(24,953)
Royal Bank of Canada	149	—	—	149	—	—	—	—	149	—	149
Standard Chartered Bank	—	—	—	—	2,924	—	—	2,924	(2,924)	—	(2,924)
State Street Bank and Trust Company	440	—	—	440	3,998	—	—	3,998	(3,558)	—	(3,558)
UBS AG	310	—	—	310	—	—	—	—	310	—	310
Westpac Banking Corp.	—	—	—	—	938	—	—	938	(938)	—	(938)
Total	$26,231	$5,498	$2,348	$34,077	$85,159	$—	$—	$85,159	$(51,082)	$—	$(51,082)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Asset Allocation: Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$4,685	$—	$—	$4,685	$153,577	$—	$—	$153,577	$(148,892)	$—	$(148,892)
Barclays Bank PLC	253	—	—	253	—	—	—	—	253	—	253
Citibank N.A.	—	61,602	—	61,602	7,526	434,393	—	441,919	(380,317)	—	(380,317)
Credit Suisse AG	131,214	—	—	131,214	28,478	—	—	28,478	102,736	—	102,736
Goldman Sachs International	—	994	—	994	—	—	—	—	994	—	994
JPMorgan Chase Bank	51,756	—	—	51,756	6,072	—	—	6,072	45,684	—	45,684
State Street Bank and Trust Co.	57,296	—	—	57,296	7,999	—	—	7,999	49,297	—	49,297
UBS AG	74,957	—	—	74,957	1,812	—	—	1,812	73,145	—	73,145
Total	$320,161	$62,596	$—	$382,757	$205,464	$434,393	$—	$639,857	$(257,100)	$—	$(257,100)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley Capital Services, Inc.	$2,639	$—	$—	$2,639	$63,790	$—	$—	$63,790	$(61,151)	$—	$(61,151)
UBS AG	—	—	—	—	124,457	—	—	124,457	(124,457)	—	(124,457)
Total	$2,639	$—	$—	$2,639	$188,247	$—	$—	$188,247	$(185,608)	$—	$(185,608)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$34,792	$—	$—	$34,792	$111,774	$—	$—	$111,774	$(76,982)	$—	$(76,982)
Barclays Bank PLC	7,489	—	—	7,489	37,678	—	—	37,678	(30,189)	—	(30,189)
BNP Paribas SA	8,550	—	—	8,550	—	—	—	—	8,550	—	8,550
Calyon Bank	70	—	—	70	3,427	—	—	3,427	(3,357)	—	(3,357)
Citibank N.A.	22,985	—	—	22,985	94,480	—	—	94,480	(71,495)	—	(71,495)
Credit Suisse International	—	—	—	—	59,148	—	—	59,148	(59,148)	—	(59,148)
Deutsche Bank AG	—	—	—	—	8,979	—	—	8,979	(8,979)	—	(8,979)
Goldman Sachs International	156,759	111,981	45,673	314,413	47,157	—	—	47,157	267,256	—	267,256
HSBC Bank USA, N.A.	15,665	—	—	15,665	50,413	—	—	50,413	(34,748)	—	(34,748)
JPMorgan Chase Bank	1,362	—	—	1,362	119,903	—	—	119,903	(118,541)	—	(118,541)
Morgan Stanley and Co., Inc.	13,150	—	—	13,150	296,441	—	—	296,441	(283,291)	—	(283,291)
Royal Bank of Canada	1,864	—	—	1,864	—	—	—	—	1,864	—	1,864
Standard Chartered Bank	—	—	—	—	37,333	—	—	37,333	(37,333)	—	(37,333)
State Street Bank and Trust Co.	4,846	—	—	4,846	48,196	—	—	48,196	(43,350)	—	(43,350)
UBS AG	1,123	—	—	1,123	—	—	—	—	1,123	—	1,123
Westpac Banking Corp.	—	—	—	—	4,351	—	—	4,351	(4,351)	—	(4,351)
Total	$268,655	$111,981	$45,673	$426,309	$919,280	$—	$—	$919,280	$(492,971)	$—	$(492,971)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of Montreal	$—	$—	$—	$—	$279,810	$—	$—	$279,810	$(279,810)	$—	$(279,810)
Commonwealth Bank of Australia Sydney	—	—	—	—	86,636	—	—	86,636	(86,636)	—	(86,636)
HSBC Bank USA, N.A.	—	—	—	—	32,533	—	—	32,533	(32,533)	—	(32,533)
JPMorgan Chase Bank	—	—	—	—	1,191,679	—	—	1,191,679	(1,191,679)	—	(1,191,679)
Morgan Stanley and Co., Inc.	940	—	—	940	—	—	—	—	940	—	940
National Australia Bank, Ltd.	—	—	—	—	30,441	—	—	30,441	(30,441)	—	(30,441)
State Street Bank and Trust Co.	—	—	—	—	1,128,777	—	—	1,128,777	(1,128,777)	—	(1,128,777)
UBS AG	—	—	—	—	203,249	—	—	203,249	(203,249)	—	(203,249)
Westpac Banking Corp.	—	—	—	—	1,052,044	—	—	1,052,044	(1,052,044)	—	(1,052,044)
Total	$940	$—	$—	$940	$4,005,169	$—	$—	$4,005,169	$(4,004,229)	$—	$(4,004,229)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.04%	$25,000
Multi-Managed Moderate Growth	0.20	115,000
Multi-Managed Income/Equity	0.27	150,000
Multi-Managed Income	0.27	155,000
Large Cap Value	3.67	2,075,000
Mid Cap Growth	0.87	490,000
Diversified Fixed Income	3.80	2,145,000
Real Return	13.38	7,555,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2016, bearing interest at a rate of 0.27% per annum, with a principal amount of $56,465,000, a repurchase price of $56,465,423, and a maturity date of April 01, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	Zero Coupon	03/30/2017	$57,979,800	$57,626,884

As of March 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Moderate Growth	0.18%	$45,000
Multi-Managed Income/Equity	0.24	60,000
Multi-Managed Income	0.26	65,000
Large Cap Value	3.64	910,000
Mid Cap Growth	0.86	215,000
Diversified Fixed Income	3.78	945,000
Real Return	13.34	3,335,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc, dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,208, and a maturity date of April 01, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	04/30/2021	$24,143,000	$25,483,236

As of March 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.01%	$5,000
Multi-Managed Moderate Growth	0.18	90,000
Multi-Managed Income/Equity	0.25	125,000
Multi-Managed Income	0.26	130,000
Large Cap Value	3.64	1,820,000
Mid Cap Growth	0.86	430,000
Diversified Fixed Income	3.78	1,890,000
Real Return	13.35	6,675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,417, and a maturity date of April 01, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	05/15/2023	$50,184,600	$51,058,596

As of March 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.01%	$5,000
Multi-Managed Moderate Growth	0.18	90,000
Multi-Managed Income/Equity	0.25	125,000
Multi-Managed Income	0.26	130,000
Large Cap Value	3.64	1,820,000
Mid Cap Growth	0.86	430,000
Diversified Fixed Income	3.78	1,890,000
Real Return	13.35	6,675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,417, and a maturity date of April 01, 2016. The repurchase agreement collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	01/31/2020	$50,623,000	$50,994,005

As of March 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.01%	$5,000
Multi-Managed Moderate Growth	0.17	60,000
Multi-Managed Income/Equity	0.24	85,000
Multi-Managed Income	0.26	90,000
Large Cap Value	3.64	1,275,000
Mid Cap Growth	0.86	300,000
Diversified Fixed Income	3.77	1,320,000
Real Return	13.36	4,675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2016, bearing interest at a rate of 0.28% per annum, with a principal amount of $35,000,000, a repurchase price of $35,000,272, and a maturity date of April 01, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$32,431,000	$35,701,051

As of March 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	0.17%	$810,000
Large Cap Value	0.17	771,000
Mid Cap Growth	0.07	337,000
Mid Cap Value	0.06	264,000
Small Cap	0.17	790,000
International Equity	3.12	14,449,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated March 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $463,848,000, a repurchase price of $463,848,129, and a maturity date of April 01, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	01/31/2023	$466,710,000	$473,127,263

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the year ended March 31, 2016, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended March 31, 2016, the Multi-Managed Growth, Multi-Managed Moderate Growth,

Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2014 or expected to be taken in each Portfolio's 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%

Portfolio	Assets	Management Fees
International Equity(2)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Growth(3)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Columbia Focused Value(4)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth, Allocation Moderate Growth,
Allocation Moderate, Allocation Balanced(5)	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2016, the amount of advisory fees waived was $140,205.

(2)  The Adviser contractually agreed to waive 0.04% of advisory fees for the International Equity Portfolio. For the year ended March 31, 2016, the amount of advisory fees waived was $290,464.

(3)  Effective July 29, 2015, the Adviser contractually agreed to waive its advisory fees for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. For the year ended March 31, 2016, the amount of advisory fees waived was $403,774.

(4)  Effective July 29, 2015, the Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. Prior to July 29, 2015, the Adviser voluntarily waived 0.05% of advisory fees. For the period ended March 31, 2016, the amount of advisory fees waived was $737,876.

(5)  Effective July 29, 2015, the Adviser contractually agreed to waive its advisory fee for the Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the period ended March 31, 2016, the amount of advisory fees waived was $6,483, $36,424, $22,595 and $17,834, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
Multi-Managed Growth	Janus J.P. Morgan WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan WMC
Multi-Managed Income/Equity	Janus WMC
Multi-Managed Income	Janus WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo

Portfolio	Subadviser/Adviser
Large Cap Value	SAAMCo American Century Investment Management, Inc.(1) WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P. Massachusetts Financial Services Company SAAMCo
Small Cap	PNC Capital Advisors, LLC(2) J.P. Morgan SAAMCo
International Equity	Janus T. Rowe Price SAAMCo
Diversified Fixed Income	PineBridge WMC
Real Return	WMC
SA Columbia Focused Growth(3)	Columbia Management Investment Advisers LLC ("Columbia")
SA Columbia Focused Value(4)	Columbia
Allocation Growth(5)	SAAMCo
Allocation Moderate Growth(5)	SAAMCo
Allocation Moderate(5)	SAAMCo
Allocation Balanced(5)	SAAMCo

(1)  Effective October 26, 2015, American Century Investment Management, Inc. replaced T. Rowe Price as a subadviser to a portion of the Large Cap Value Portfolio.

(2)  Effective December 21, 2015, ClearBridge Investment, LLC ("ClearBridge") ceased to be subadvisor for Small Cap Portfolio. The assets were reallocated to PNC Capital Advisors, LLC.

(3)  Effective July 29, 2015, Janus and Marsico ceased to be subadvisors for the SA Columbia Focused Growth Portfolio. The assets were reallocated to Columbia.

(4)  Effective July 29, 2015, Northern Trust Investments, N.A. and J.P. Morgan ceased to be subadvisors for the SA Columbia Focused Value Portfolio. The assets were reallocated to Columbia.

(5)  Effective July 29, 2015, SAAMCo began to directly manage the assets of the Allocation Growth, Allocation Moderate Growth, Allocation Moderate, and Allocation Balanced Portfolios, and Ibbotson Associates, Inc. ceased to subadvise the Portfolios.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Portfolio	Class 1	Class 2	Class 3
SA Columbia Focused Growth	1.30%	1.45%	1.55%
SA Columbia Focused Value	1.30	1.45	1.55

The Adviser may voluntarily waive additional fees or reimburse expenses to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. As of March 31, 2016, none of the Portfolios listed above voluntarily reimbursed expenses and none of the Portfolios had balances subject to recoupment.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and SunAmerica Series Trust ("SAST") pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the year ended March 31, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios*, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the year ended March 31, 2016, service fees were paid (see Statement of Operations) based on the aforementioned rates.

*  See Note 14

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2016
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-term Capital Gains
Multi-Managed Growth	$207,179	$3,536,614	$5,153,178	$2,021,499	$7,303,632
Multi-Managed Moderate Growth	857,823	6,777,122	5,531,764	4,361,318	11,202,605
Multi-Managed Income/Equity	915,494	2,728,939	2,220,944	3,391,481	5,750,159
Multi-Managed Income	1,104,801	948,933	1,138,211	2,832,787	2,522,646
Asset Allocation: Diversified Growth	1,025,491	10,475,076	3,930,168	5,570,897	13,131,335
Stock	—	42,728,794	77,124,681	—	34,289,338
Large Cap Growth	2,057,560	15,155,845	78,905,660	10,989,284	37,564,488
Large Cap Value	16,754,547	32,660,324	29,057,543	24,267,991	38,703,525
Mid Cap Growth	—	10,247,877	24,533,030	641,489	13,461,364
Mid Cap Value	3,155,064	5,604,797	12,209,641	13,819,000	42,403,192
Small Cap	609,823	4,689,071	15,877,205	2,731,766	16,965,986
International Equity	13,033,332	(58,979,567)	(43,888,422)	8,845,356	—
Diversified Fixed Income	20,803,038	2,129,415	23,740,998	24,771,192	6,543,524
Real Return	—	(3,494,908)	(11,406,294)	23,607,543	—
SA Columbia Focused Growth	557,949	18,385,031	(18,085,938)	188,685	19,329,499
SA Columbia Focused Value	4,586,558	33,617,554	(12,746,418)	3,127,987	3,014,073
Allocation Growth	1,524,052	2,089,038	(3,269,571)	1,393,950	—
Allocation Moderate Growth	9,027,944	68,945,877	886,575	7,563,752	43,890,397
Allocation Moderate	5,709,081	33,431,087	(3,300,204)	4,415,304	23,414,382
Allocation Balanced	4,602,451	22,827,279	2,085,892	3,490,952	17,983,880

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2015
Portfolio	Ordinary Income	Long-term Capital Gains
Multi-Managed Growth	$2,200,087	$8,318,085
Multi-Managed Moderate Growth	4,010,296	11,833,632
Multi-Managed Income/Equity	2,215,266	6,831,847
Multi-Managed Income	1,699,174	3,021,086
Asset Allocation: Diversified Growth	2,466,545	1,087,121
Stock	2,826,439	19,464,553
Large Cap Growth	12,217,940	45,368,784
Large Cap Value	9,179,408	1,092,825
Mid Cap Growth	4,404,870	11,924,052
Mid Cap Value	2,267,834	26,371,431
Small Cap	282,558	9,622,230
International Equity	9,608,528	—
Diversified Fixed Income	16,612,708	—
Real Return	—	—
SA Columbia Focused Growth	8,741,723	23,410,320
SA Columbia Focused Value	1,703,245	—
Allocation Growth	723,183	—
Allocation Moderate Growth	6,087,464	—
Allocation Moderate	4,082,422	8,872,181
Allocation Balanced	3,569,551	18,601,329

As of March 31, 2016, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Portfolio	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—
Stock	—	—	—	—	—
Large Cap Growth	—	—	—	—	—
Large Cap Value	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—
Mid Cap Value	—	—	—	—	—
Small Cap	—	—	—	—	—
International Equity	—	55,762,054	—	1,257,754	1,959,759
Diversified Fixed Income	—	—	—	—	—
Real Return	—	—	—	3,285,528	209,380
SA Columbia Focused Growth	—	—	—	—	—
SA Columbia Focused Value	—	—	—	—	—
Allocation Growth	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—
Allocation Moderate	—	—	—	—	—
Allocation Balanced	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2016.

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$—
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—
Stock	—
Large Cap Growth	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	—
Diversified Fixed Income	—
Real Return	—
SA Columbia Focused Growth	—
SA Columbia Focused Value	—
Allocation Growth	10,616,469
Allocation Moderate Growth	—
Allocation Moderate	—
Allocation Balanced	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2016, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	181,075	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	20,433	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	2,567,518	2,820,824
Diversified Fixed Income	—	—	—
Real Return	3,581,014	—	—
SA Columbia Focused Growth	—	—	—
SA Columbia Focused Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

For the period ended March 31, 2016, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$(42,241)	$38,176	$4,065
Multi-Managed Moderate Growth	(107,641)	107,813	(172)
Multi-Managed Income/Equity	(289,379)	290,635	(1,256)
Multi-Managed Income	(298,045)	298,152	(107)
Asset Allocation: Diversified Growth	(388,583)	388,583	—
Stock	1,069,513	5,836	(1,075,349)
Large Cap Growth	391,989	(389,299)	(2,690)
Large Cap Value	(255,236)	255,236	—
Mid Cap Growth	332,103	3,025	(335,128)
Mid Cap Value	4,045	(4,045)	—
Small Cap	(110)	110	—
International Equity	170,606	(170,606)	—
Diversified Fixed Income	(8,078,045)	8,078,045	—
Real Return	(284,895)	3,837,107	(3,552,212)
SA Columbia Focused Growth	940,275	(940,275)	—
SA Columbia Focused Value	81	(81)	—
Allocation Growth	797,538	(797,538)	—
Allocation Moderate Growth	3,828,286	(3,828,286)	—
Allocation Moderate	2,132,751	(2,132,751)	—
Allocation Balanced	1,354,910	(1,354,910)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$7,631,791	$(2,476,578)	$5,155,213	$57,157,137
Multi-Managed Moderate Growth	9,408,107	(3,870,481)	5,537,626	102,323,619
Multi-Managed Income/Equity	4,161,415	(1,933,278)	2,228,137	81,835,018
Multi-Managed Income	2,556,667	(1,410,797)	1,145,870	71,718,814
Asset Allocation: Diversified Growth	11,837,443	(7,908,096)	3,929,347	127,181,291
Stock	88,375,151	(11,249,861)	77,125,290	401,259,753
Large Cap Growth	90,765,280	(11,859,621)	78,905,659	401,840,003
Large Cap Value	84,113,768	(55,055,331)	29,058,437	931,934,948
Mid Cap Growth	39,486,548	(14,953,597)	24,532,951	196,832,154
Mid Cap Value	32,827,403	(20,617,827)	12,209,576	303,593,484
Small Cap	36,722,099	(20,844,894)	15,877,205	297,426,620
International Equity	43,028,846	(86,989,663)	(43,960,817)	796,187,659
Diversified Fixed Income	35,002,703	(11,063,329)	23,939,374	1,364,778,856
Real Return	5,334,896	(16,760,159)	(11,425,263)	616,079,719
SA Columbia Focused Growth	9,390,410	(27,474,166)	(18,083,756)	229,077,450
SA Columbia Focused Value	21,041,233	(33,787,651)	(12,746,418)	347,276,797
Allocation Growth	3,599,495	(6,869,066)	(3,269,571)	95,563,181
Allocation Moderate Growth	26,352,032	(25,465,457)	886,575	522,565,945
Allocation Moderate	11,927,922	(15,228,126)	(3,300,204)	326,568,892
Allocation Balanced	8,278,272	(6,192,380)	2,085,892	254,593,015

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios have been reduced. For the year ended March 31, 2016, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2016 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$31,027,819	$36,879,078	$3,312,719	$4,541,267
Multi-Managed Moderate Growth	53,369,629	79,198,335	5,927,938	7,312,229
Multi-Managed Income/Equity	36,577,933	52,019,659	6,705,696	10,348,325
Multi-Managed Income	29,232,175	39,857,795	8,209,571	10,809,756
Asset Allocation: Diversified Growth	110,045,235	121,081,371	16,753,288	17,064,009
Stock	206,346,856	206,593,252	—	—
Large Cap Growth	241,899,627	208,718,421	—	—
Large Cap Value	635,418,509	584,804,300	—	—
Mid Cap Growth	123,384,782	102,409,200	—	—
Mid Cap Value	223,641,958	219,364,465	—	—
Small Cap	254,348,306	169,654,271	—	—
International Equity	321,306,524	201,708,048	—	—
Diversified Fixed Income	384,266,733	310,844,122	259,808,667	139,535,313
Real Return	42,979,045	53,401,812	144,993,611	153,828,742
SA Columbia Focused Growth Portfolio	305,823,850	254,510,133	—	—
SA Columbia Focused Value Portfolio	351,284,462	329,693,620	—	—
Allocation Growth	27,894,212	41,477,134	—	—
Allocation Moderate Growth	124,651,407	184,860,853	—	—
Allocation Moderate	84,249,138	123,869,227	—	—
Allocation Balanced	75,580,669	112,279,269	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,257	$503,524	8,980	$180,440	29,541	$526,656	50,951	$1,022,027
Reinvested dividends	113,064	1,793,860	103,783	1,879,602	200,275	3,176,259	185,540	3,358,538
Shares redeemed	(126,032)	(2,157,173)	(108,804)	(2,175,980)	(168,300)	(2,926,075)	(235,457)	(4,720,292)
Net increase (decrease)	14,289	$140,211	3,959	$(115,938)	61,516	$776,840	1,034	$(339,727)
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	159,207	$2,864,770	71,130	$1,408,402
Reinvested dividends	275,210	4,355,012	292,395	5,280,032
Shares redeemed	(552,220)	(9,963,703)	(403,974)	(8,024,763)
Net increase (decrease)	(117,803)	$(2,743,921)	(40,449)	$(1,336,329)

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,161	$304,354	14,640	$224,848	112,861	$1,530,763	103,266	$1,569,446
Reinvested dividends	140,524	1,734,180	107,575	1,533,691	591,168	7,287,325	413,624	5,890,183
Shares redeemed	(194,989)	(2,738,686)	(129,322)	(1,976,886)	(598,649)	(8,225,278)	(595,162)	(9,143,481)
Net increase (decrease)	(32,304)	$(700,152)	(7,107)	$(218,347)	105,380	$592,810	(78,272)	$(1,683,852)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	121,302	$1,692,238	124,635	$1,901,634
Reinvested dividends	531,730	6,542,418	593,223	8,420,054
Shares redeemed	(2,158,891)	(31,203,474)	(1,061,682)	(16,072,667)
Net increase (decrease)	(1,505,859)	$(22,968,818)	(343,824)	$(5,750,979)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	71,822	$850,936	23,878	$302,035	230,349	$2,652,739	222,347	$2,879,554
Reinvested dividends	115,396	1,252,635	85,469	1,041,768	451,012	4,890,173	321,428	3,912,998
Shares redeemed	(247,331)	(2,988,570)	(114,922)	(1,486,648)	(766,684)	(9,029,595)	(616,078)	(7,919,161)
Net increase (decrease)	(60,113)	$(884,999)	(5,575)	$(142,845)	(85,323)	$(1,486,683)	(72,303)	$(1,126,609)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	147,267	$1,744,343	125,569	$1,603,482
Reinvested dividends	276,889	2,998,832	337,203	4,092,347
Shares redeemed	(1,977,063)	(24,129,864)	(680,329)	(8,681,048)
Net increase (decrease)	(1,552,907)	$(19,386,689)	(217,557)	$(2,985,219)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	42,604	$485,044	28,392	$343,474	223,980	$2,570,463	211,432	$2,571,369
Reinvested dividends	60,661	655,742	49,424	583,729	266,142	2,873,585	176,110	2,077,223
Shares redeemed	(306,756)	(3,610,191)	(131,239)	(1,611,571)	(678,403)	(7,821,587)	(497,543)	(6,089,517)
Net increase (decrease)	(203,491)	$(2,469,405)	(53,423)	$(684,368)	(188,281)	$(2,377,539)	(110,001)	$(1,440,925)

	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	285,923	$3,294,739	217,534	$2,640,333
Reinvested dividends	169,345	1,826,106	175,095	2,059,308
Shares redeemed	(1,579,800)	(18,626,090)	(595,191)	(7,254,596)
Net increase (decrease)	(1,124,532)	$(13,505,245)	(202,562)	$(2,554,955)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	89,981	$1,180,420	21,587	$293,977	315,354	$4,035,338	207,919	$2,798,827
Reinvested dividends	224,569	2,576,396	41,169	543,318	760,132	8,723,093	124,352	1,641,165
Shares redeemed	(371,269)	(4,878,561)	(257,458)	(3,473,848)	(882,127)	(11,359,543)	(981,832)	(13,193,004)
Net increase (decrease)	(56,719)	$(1,121,745)	(194,702)	$(2,636,553)	193,359	$1,398,888	(649,561)	$(8,753,012)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	376,802	$4,923,428	217,505	$2,922,293
Reinvested dividends	646,023	7,402,743	103,897	1,369,183
Shares redeemed	(966,844)	(12,609,127)	(967,535)	(12,957,183)
Net increase (decrease)	55,981	$(282,956)	(646,133)	$(8,665,707)
	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,800,949	$45,786,970	4,144,974	$99,295,575	152,596	$3,488,885	73,405	$1,727,489
Reinvested dividends	1,141,023	27,443,745	718,011	16,764,477	152,647	3,603,791	125,388	2,881,721
Shares redeemed	(1,371,021)	(35,765,242)	(147,147)	(3,551,583)	(451,345)	(11,048,022)	(540,506)	(12,789,877)
Net increase (decrease)	1,570,951	$37,465,473	4,715,838	$112,508,469	(146,102)	$(3,955,346)	(341,713)	$(8,180,667)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	191,940	$4,509,975	73,233	$1,702,995
Reinvested dividends	138,864	3,241,802	116,169	2,644,794
Shares redeemed	(506,308)	(12,351,174)	(535,322)	(12,534,818)
Net increase (decrease)	(175,504)	$(4,599,397)	(345,920)	$(8,187,029)

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,277,473	$73,551,908	3,940,045	$55,740,209	70,598	$924,653	149,093	$2,059,997
Reinvested dividends	1,887,617	23,577,647	1,996,294	25,935,853	295,896	3,631,466	439,265	5,616,191
Shares redeemed	(3,221,995)	(45,176,077)	(1,787,690)	(24,704,123)	(517,556)	(6,748,395)	(624,994)	(8,633,272)
Net increase (decrease)	3,943,095	$51,953,478	4,148,649	$56,971,939	(151,062)	$(2,192,276)	(36,636)	$(957,084)
	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	3,414,199	$46,091,488	535,196	$7,155,200
Reinvested dividends	1,754,760	21,344,659	2,051,981	26,034,680
Shares redeemed	(3,237,628)	(40,521,407)	(3,831,400)	(53,934,036)
Net increase (decrease)	1,931,331	$26,914,740	(1,244,223)	$(20,744,156)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,724,485	$127,451,345	14,707,296	$246,803,617	24,206	$372,610	98,291	$1,639,913
Reinvested dividends	3,370,248	50,348,737	439,370	7,291,208	131,813	1,968,457	24,125	400,022
Shares redeemed	(394,525)	(5,910,539)	(25,415)	(426,930)	(408,267)	(6,654,043)	(408,549)	(6,859,811)
Net increase (decrease)	10,700,208	$171,889,543	15,121,251	$253,667,895	(252,248)	$(4,312,976)	(286,133)	$(4,819,876)
	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,269,978	$17,921,615	692,445	$11,732,589
Reinvested dividends	713,633	10,654,322	155,876	2,581,003
Shares redeemed	(7,782,838)	(127,697,906)	(2,336,649)	(38,950,669)
Net increase (decrease)	(5,799,227)	$(99,121,969)	(1,488,328)	$(24,637,077)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,148,126	$19,644,503	2,497,628	$43,322,487	21,906	$359,412	29,428	$499,766
Reinvested dividends	523,751	8,223,992	575,089	9,414,815	97,964	1,485,218	141,724	2,248,411
Shares redeemed	(761,988)	(13,446,053)	(41,504)	(720,678)	(268,901)	(4,366,846)	(388,925)	(6,496,273)
Net increase (decrease)	909,889	$14,422,442	3,031,213	$52,016,624	(149,031)	$(2,522,216)	(217,773)	$(3,748,096)

	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,708,959	$29,143,556	637,898	$10,503,311
Reinvested dividends	295,610	4,393,643	299,313	4,665,696
Shares redeemed	(982,031)	(15,094,288)	(834,030)	(13,758,033)
Net increase (decrease)	1,022,538	$18,442,911	103,181	$1,410,974
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,134,081	$101,900,589	3,421,179	$70,483,247	27,210	$472,250	49,476	$1,008,975
Reinvested dividends	2,686,104	40,936,190	779,538	14,972,682	316,915	4,819,886	157,880	3,026,774
Shares redeemed	(2,521,732)	(46,472,269)	(2,859,654)	(60,632,318)	(310,241)	(5,665,997)	(335,604)	(6,895,127)
Net increase (decrease)	5,298,453	$96,364,510	1,341,063	$24,823,611	33,884	$(373,861)	(128,248)	$(2,859,378)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	303,355	$4,554,584	214,139	$4,424,016
Reinvested dividends	689,331	10,466,116	555,835	10,639,809
Shares redeemed	(3,361,398)	(62,348,755)	(1,803,554)	(36,758,229)
Net increase (decrease)	(2,368,712)	$(47,328,055)	(1,033,580)	$(21,694,404)
	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,284,839	$128,196,216	3,171,401	$43,840,980	47,465	$583,969	63,231	$851,827
Reinvested dividends	1,183,807	14,266,738	404,249	5,341,454	123,700	1,457,266	75,030	970,381
Shares redeemed	(1,370,610)	(18,410,477)	(17,066)	(233,944)	(321,768)	(4,143,845)	(424,338)	(5,734,674)
Net increase (decrease)	10,098,036	$124,052,477	3,558,584	$48,948,490	(150,603)	$(2,102,610)	(286,077)	$(3,912,466)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	532,898	$6,275,721	212,957	$2,826,443
Reinvested dividends	341,991	3,973,748	281,640	3,592,953
Shares redeemed	(2,611,278)	(34,387,490)	(1,392,285)	(18,565,384)
Net increase (decrease)	(1,736,389)	$(24,138,021)	(897,688)	$(12,145,988)

	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,200,311	$150,914,235	17,393,870	$154,914,285	113,059	$954,716	377,495	$3,284,884
Reinvested dividends	768,075	6,074,171	693,739	5,776,920	33,529	265,717	46,282	386,060
Shares redeemed	(2,896,787)	(25,707,616)	(31,282)	(274,996)	(577,790)	(4,824,180)	(528,527)	(4,690,797)
Net increase (decrease)	16,071,599	$131,280,790	18,056,327	$160,416,209	(431,202)	$(3,603,747)	(104,750)	$(1,019,853)
	International Equity Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	4,315,076	$35,854,121	4,500,464	$38,760,997
Reinvested dividends	317,135	2,505,468	414,285	3,445,548
Shares redeemed	(5,289,941)	(44,289,637)	(4,237,238)	(37,814,095)
Net increase (decrease)	(657,730)	$(5,930,048)	677,511	$4,392,450
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,836,140	$127,561,044	17,964,756	$212,046,997	383,721	$4,424,604	341,964	$4,025,795
Reinvested dividends	1,697,161	19,459,803	846,906	9,947,864	71,459	818,762	53,267	625,050
Shares redeemed	(2,080,306)	(24,042,939)	(38,343)	(451,579)	(682,980)	(7,984,351)	(754,495)	(8,885,475)
Net increase (decrease)	10,452,995	$122,977,908	18,773,319	$221,543,282	(227,800)	$(2,740,985)	(359,264)	$(4,234,630)
	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	9,156,324	$106,551,440	1,068,545	$12,515,498
Reinvested dividends	968,057	11,036,151	517,030	6,039,794
Shares redeemed	(6,899,876)	(79,729,103)	(7,813,052)	(91,733,897)
Net increase (decrease)	3,224,505	$37,858,488	(6,227,477)	$(73,178,605)
	Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,752,756	$17,195,684	6,804,049	$67,331,060	4,459,950	$42,734,697	7,596,940	$74,800,257
Reinvested dividends	696,974	6,524,327	—	—	1,833,477	17,083,216	—	—
Shares redeemed	(5,130,324)	(50,651,908)	(5,108,234)	(50,000,000)	(10,494,299)	(101,464,512)	(5,100,444)	(50,263,341)
Net increase (decrease)	(2,680,594)	$(26,931,897)	1,695,815	$17,331,060	(4,200,872)	$(41,646,599)	2,496,496	$24,536,916

	SA Columbia Focused Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,877,695	$55,110,827	2,074,244	$24,517,854	55,312	$502,132	36,179	$408,167
Reinvested dividends	1,307,260	12,385,264	1,684,756	17,354,199	318,040	2,909,028	650,661	6,502,484
Shares redeemed	(103,638)	(868,080)	(24,660)	(301,543)	(582,304)	(5,744,689)	(633,961)	(7,387,400)
Net increase (decrease)	7,081,317	$66,628,011	3,734,340	$41,570,510	(208,952)	$(2,333,529)	52,879	$(476,749)
	SA Columbia Focused Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	906,245	$9,407,494	152,686	$1,759,679
Reinvested dividends	471,393	4,223,892	844,740	8,295,360
Shares redeemed	(965,336)	(9,327,496)	(1,916,164)	(22,337,182)
Net increase (decrease)	412,302	$4,303,890	(918,738)	$(12,282,143)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2016		For the year ended March 31, 2015		For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,253,894	$39,282,826	5,177,294	$88,734,755	25,241	$416,863	42,203	$720,556
Reinvested dividends	324,908	5,390,918	87,158	1,508,667	15,507	257,182	4,567	78,996
Shares redeemed	(916,489)	(16,504,009)	(722,041)	(12,000,000)	(179,745)	(3,082,466)	(237,597)	(4,053,080)
Net increase (decrease)	1,662,313	$28,169,735	4,542,411	$78,243,422	(138,997)	$(2,408,421)	(190,827)	$(3,253,528)
	SA Columbia Focused Value Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	270,558	$4,412,720	61,832	$1,055,493
Reinvested dividends	29,837	493,960	6,696	115,582
Shares redeemed	(357,062)	(6,110,330)	(595,387)	(10,209,750)
Net increase (decrease)	(56,667)	$(1,203,650)	(526,859)	$(9,038,675)
	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	513,079	$6,617,382	841,817	$10,812,371
Reinvested dividends	112,412	1,393,950	57,064	723,183
Shares redeemed	(1,560,052)	(19,973,967)	(2,102,258)	(27,036,286)
Net increase (decrease)	(934,561)	$(11,962,635)	(1,203,377)	$(15,500,732)

	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,632,620	$21,237,067	1,264,111	$16,993,435
Reinvested dividends	4,333,500	51,454,149	460,089	6,087,464
Shares redeemed	(6,275,421)	(80,696,575)	(7,643,711)	(102,438,133)
Net increase (decrease)	(309,301)	$(8,005,359)	(5,919,511)	$(79,357,234)
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,196,851	$14,824,131	1,550,960	$20,017,339
Reinvested dividends	2,434,405	27,829,686	1,031,978	12,954,603
Shares redeemed	(4,440,781)	(53,972,650)	(4,767,478)	(61,625,086)
Net increase (decrease)	(809,525)	$(11,318,833)	(2,184,540)	$(28,653,144)
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2016		For the year ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,407,510	$16,567,418	1,773,609	$22,709,838
Reinvested dividends	1,946,524	21,474,832	1,838,181	22,170,880
Shares redeemed	(4,475,636)	(53,019,125)	(4,359,868)	(55,576,510)
Net increase (decrease)	(1,121,602)	$(14,976,875)	(748,078)	$(10,695,792)

Note 8.  Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended March 31, 2016:

Portfolio	Goldman Sachs & Co.	Wells Fargo
Mid Cap Value	$6,576	$5,506
Large Cap Growth	—	1,037

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds and/or Seasons Series Trust Portfolios and securities issued by AIG or an affiliate thereof. For the year ended March 31, 2016, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2016
American International Group, Inc.	$48,213	$—	$2,721,364	$289,127	$737,453	$350,602	$(349,540)	$2,274,100

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2016
Allied World Assurance Co. Holdings AG	$3,603	$—	$142,612	$8,639	$15,947	$8,833	$(26,284)	$117,853

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$277,287	$109,413	$10,557,101	$8,422,357	$3,952,299	$(112,402)	$(73,481)	$14,841,276
International Equity Portfolio, Class 3	256,940	—	28,442,041	2,909,718	4,749,620	1,530,508	(4,490,036)	23,642,611
Large Cap Growth Portfolio, Class 3	62,419	1,910,541	17,998,716	6,154,729	4,909,277	1,226,383	(3,403,910)	17,066,641
Large Cap Value Portfolio, Class 3	152,826	824,446	23,578,042	2,445,680	11,005,675	5,306,143	(6,784,784)	13,539,406
Mid Cap Growth Portfolio, Class 3	—	371,883	4,751,753	2,824,625	1,179,915	428,239	(1,304,317)	5,520,385
Mid Cap Value Portfolio, Class 3	13,389	726,001	10,932,987	1,281,897	7,331,725	2,373,743	(3,524,066)	3,732,836
Multi-Managed Growth Portfolio, Class 3	—	—	3,342,097	46,204	3,280,827	(41,456)	(66,018)	—
Real Return Portfolio, Class 3	63,080	—	—	2,104,313	688,783	(12,713)	(34,053)	1,368,764
SA Columbia Focused Growth Portfolio, Class 3	—	173,913	1,175,563	1,065,423	345,060	35,288	(442,916)	1,488,298
SA Columbia Focused Value Portfolio, Class 3	11,648	15,533	1,941,646	268,691	299,093	99,880	(202,803)	1,808,321
Small Cap Portfolio, Class 3	—	331,929	8,154,717	1,058,215	3,644,182	1,164,343	(1,973,104)	4,759,989
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	52,128	—	—	1,965,736	90,678	(8,341)	(41,634)	1,825,083
Real Estate Portfolio, Class 3	—	—	—	2,700,000	—	—	—	2,700,000
	$889,717	$4,463,659	$110,874,663	$33,247,588	$41,477,134	$11,989,615	$(22,341,122)	$92,293,610

Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$2,780,191	$1,097,024	$150,239,550	$29,520,029	$27,849,656	$(349,379)	$(2,102,965)	$149,457,579
International Equity Portfolio, Class 3	1,142,966	—	117,893,611	19,810,746	17,543,858	6,159,778	(19,180,425)	107,139,852
Large Cap Growth Portfolio, Class 3	289,603	8,864,202	74,467,002	35,428,530	13,900,243	3,965,313	(14,118,863)	85,841,739
Large Cap Value Portfolio, Class 3	717,651	3,871,497	110,372,145	11,175,354	47,982,529	26,249,876	(33,078,997)	66,735,849
Mid Cap Growth Portfolio, Class 3	—	1,602,642	18,315,941	12,371,592	4,685,434	1,465,369	(5,281,730)	22,185,738
Mid Cap Value Portfolio, Class 3	62,791	3,404,772	42,883,206	5,233,599	26,921,967	8,551,933	(13,765,126)	15,981,645
Multi-Managed Moderate Growth Portfolio, Class 3	—	—	21,288,409	145,262	21,012,680	(278,840)	(142,151)	—
Real Return Portfolio, Class 3	640,640	—	22,686,203	1,025,887	7,901,034	217,465	(965,426)	15,063,095
SA Columbia Focused Growth Portfolio, Class 3	—	854,911	6,032,169	4,448,210	1,112,492	102,128	(2,090,558)	7,379,457
SA Columbia Focused Value Portfolio, Class 3	59,867	79,834	9,083,069	1,533,932	1,136,580	581,252	(1,147,720)	8,913,953
Small Cap Portfolio, Class 3	—	1,408,152	32,197,102	4,144,303	14,142,037	8,320,116	(11,784,637)	18,734,847

Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2016
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	$156,383	$—	$—	$16,547,089	$672,343	$(66,112)	$(89,867)	$15,718,767
Real Estate Portfolio, Class 3	—	—	—	10,300,000	—	—	(1)	10,299,999
	$5,850,092	$21,183,034	$605,458,407	$151,684,533	$184,860,853	$54,918,899	$(103,748,466)	$523,452,520

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$2,207,861	$871,190	$113,058,284	$27,832,963	$19,397,406	$44,756	$(1,889,684)	$119,648,913
International Equity Portfolio, Class 3	576,039	—	58,661,868	10,717,193	10,473,561	2,111,703	(8,734,214)	52,282,989
Large Cap Growth Portfolio, Class 3	156,372	4,786,258	43,184,439	15,424,894	5,472,358	1,749,779	(7,005,212)	47,881,542
Large Cap Value Portfolio, Class 3	375,372	2,025,011	65,162,952	7,474,301	33,000,786	16,896,070	(20,423,704)	36,108,833
Mid Cap Growth Portfolio, Class 3	—	934,120	6,630,791	11,044,466	3,422,034	747,693	(2,948,184)	12,052,732
Mid Cap Value Portfolio, Class 3	34,492	1,870,291	21,766,103	2,685,759	13,804,555	4,347,310	(7,360,754)	7,633,863
Multi-Managed Income/Equity, Class 3	—	—	16,861,517	33,494	16,686,848	(328,323)	120,160	—
Real Return Portfolio, Class 3	502,979	—	22,310,287	835,910	10,697,985	(245,877)	(407,451)	11,794,884
SA Columbia Focused Growth Portfolio, Class 3	—	455,021	2,806,321	2,794,107	646,489	45,879	(1,118,001)	3,881,817
SA Columbia Focused Value Portfolio, Class 3	32,296	43,067	4,673,343	1,321,748	650,964	298,027	(581,803)	5,060,351
SunAmerica Series Trust
Small Cap Portfolio, Class 3	—	858,000	19,004,930	2,310,906	9,007,987	3,744,870	(5,985,940)	10,066,779
High Yield Bond Portfolio, Class 3	104,255	—	—	12,806,021	608,254	(65,329)	(76,453)	12,055,985
Real Estate Portfolio, Class 3	—	—	—	4,800,000	—	—	—	4,800,000
	$3,989,666	$11,842,958	$374,120,835	$100,081,762	$123,869,227	$29,346,558	$(56,411,240)	$323,268,688

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$2,277,982	$898,859	$104,638,688	$44,648,295	$20,229,906	$(117,036)	$(1,578,264)	$127,361,777
International Equity Portfolio, Class 3	324,779	—	36,326,021	3,600,166	6,382,875	717,313	(4,544,201)	29,716,424
Large Cap Growth Portfolio, Class 3	99,171	3,035,438	33,360,178	7,518,706	9,217,988	2,686,337	(6,042,245)	28,304,988
Large Cap Value Portfolio, Class 3	242,090	1,305,997	50,269,083	4,859,591	30,278,180	13,058,039	(15,429,973)	22,478,560
Mid Cap Growth Portfolio, Class 3	—	417,815	3,013,724	5,194,559	934,117	324,135	(1,295,395)	6,302,906
Mid Cap Value Portfolio, Class 3	17,448	946,077	13,610,193	1,511,772	9,328,848	3,231,585	(4,744,128)	4,280,574
Multi-Managed Income Portfolio, Class 3	—	—	13,519,532	107,071	13,442,908	(309,974)	126,279	—
Real Return Portfolio, Class 3	528,796	—	29,267,853	994,469	16,786,231	(371,544)	(371,221)	12,733,326
SA Columbia Focused Growth Portfolio, Class 3	—	296,996	2,240,213	1,558,878	529,440	55,012	(747,851)	2,576,812
SA Columbia Focused Value Portfolio, Class 3	20,068	26,762	3,726,730	909,105	845,093	225,904	(363,473)	3,653,173
Small Cap Portfolio, Class 3	—	384,714	9,062,120	797,632	3,702,386	1,155,922	(2,128,965)	5,184,323
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	78,191	—	—	12,181,608	601,297	(56,333)	(37,934)	11,486,044
Real Estate Portfolio, Class 3	—	—	—	2,600,000	—	—	—	2,600,000
	$3,588,525	$7,312,658	$299,034,335	$86,481,852	$112,279,269	$20,599,360	$(37,157,371)	$256,678,907

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At March 31, 2016, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Allocation Balanced Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Allocation Balanced	9.45%	90.53%	0.02%	—%	—%	—%	—%	—%	—%
Allocation Growth	6.21	93.43	0.36	—	—	—	—	—	—
Allocation Moderate	6.53	93.39	0.08	—	—	—	—	—	—
Allocation Moderate Growth	5.67	94.24	0.09	—	—	—	—	—	—
Asset Allocation: Diversified Growth	0.94	99.06	—	—	—	—	—	—	—
Diversified Fixed Income	0.09	5.15	—	10.46	1.22	12.27	9.83	52.61	8.37
SA Columbia Focused Growth	0.32	23.45	—	1.31	0.76	3.75	1.97	68.44	0.00
SA Columbia Focused Value	0.10	7.68	—	1.11	0.55	2.70	1.53	55.82	30.51
International Equity	0.12	5.49	—	3.95	3.14	14.22	6.94	40.58	25.56
Large Cap Growth	0.14	12.24	—	6.00	3.62	18.18	10.14	28.75	20.93
Large Cap Value	0.06	5.00	—	2.60	1.61	7.86	4.23	37.58	41.06
Mid Cap Growth	0.27	18.73	—	2.95	2.59	10.39	5.64	38.13	21.30
Mid Cap Value	0.21	15.35	—	1.63	1.46	6.10	2.91	53.51	18.83

	Holder
Portfolio	USL	AGL	VALIC	Allocation Balanced Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Multi-Managed Growth	1.55%	98.45%	—%	—%	—%	—%	—%	—%	—%
Multi-Managed Moderate Growth	0.95	99.05	—	—	—	—	—	—	—
Multi-Managed Income/Equity	0.54	99.46	—	—	—	—	—	—	—
Multi-Managed Income	0.76	99.24	—	—	—	—	—	—	—
Real Return	3.21	63.79	0.04	2.14	0.23	2.53	1.98	17.86	8.22
Small Cap	0.20	10.27	—	1.70	1.56	6.16	3.31	32.13	44.67
Stock	0.22	22.05	—	—	—	—	—	77.73	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2016, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	76	$524	$157,793	1.57%
Multi-Managed Moderate Growth	139	972	166,528	1.49
Multi-Managed Income/Equity	81	545	160,259	1.51
Multi-Managed Income	24	137	131,902	1.44
Asset Allocation: Diversified Growth	1	5	138,802	1.38
Large Cap Growth	22	464	453,698	1.66
Large Cap Value	24	2,396	2,583,653	1.52
Mid Cap Growth	3	14	101,460	1.68
Mid Cap Value	4	426	2,728,699	1.47
Small Cap	7	99	362,982	1.40
International Equity	7	50	158,258	1.64
Diversified Fixed Income	2	270	2,944,538	1.56
Allocation Growth	74	262	92,104	1.38
Allocation Moderate Growth	106	1,206	296,172	1.38
Allocation Moderate	92	695	196,909	1.38
Allocation Balanced	87	753	225,440	1.38

As of March 31, 2016, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2016, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Stock	$352,369	$—	$—
Large Cap Value	1,482,653	1,578,381	(15,659)
Mid Cap Growth	836,440	—	—
Mid Cap Value	163,521	64,059	6,200
International Equity	—	62,608	8,045

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2016, none of the Portfolios participated in this program.

Note 13.  Unfunded Loan Commitments: At March 31, 2016, the Diversified Fixed Income Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Principal Type	Maturity Date	Amount	Value
Arch Coal, Inc.	DIP Delayed Draw	01/31/2017	$55,000	$52,800
Kenan Advantage Group, Inc.	Strip Delayed Draw	01/31/2017	10,000	9,900
			$65,000	$62,700

Note 14. Subsequent Event: The Board of Trustees has approved a Plan of Distribution pursuant to Rule 12b-1 (the "MAPs 12b-1 Plan") under the Act, on behalf of Class 3 of each Seasons Managed Allocation Portfolio. The MAPs 12b-1 Plan is subject to approval by Class 3 shareholders with respect to each Portfolio. If the MAPs 12b-1 Plan is approved by shareholders of a Seasons Managed Allocation Portfolio, Class 3 shares of that Portfolio would be subject to a service fee under the MAPs 12b-1 Plan at the annual rate of up to 0.25% of the average daily net assets of the class. While shares of the Seasons Managed Allocation Portfolios are not currently subject to a Rule 12b-1 plan, each Portfolio invests in Class 3 shares of the Underlying Portfolios, which are subject to a Rule 12b-1 plan that provides for service fees payable at the same rate (up to 0.25%) as under the MAPs 12b-1 Plan. Upon the effective date of the MAPs 12b-1 Plan, each Managed Allocation Portfolio's holdings in the Underlying Portfolios would convert from Class 3 shares to Class 1 shares of the Underlying Portfolios, which are not subject to any such service fees. As a result, the adoption of the MAPs 12b-1 Plan by a Seasons Managed Allocation Portfolio is not expected to have any impact on the total annual operating expenses payable by the Class 3 shares of the Portfolio.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/12	$16.10	$0.09	$0.76	$0.85	$(0.15)	$—	$(0.15)	$16.80	5.36%	$12,830	1.29%	0.55%	67%
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	(0.10)	17.76	6.37	12,124	1.31	0.56	85
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	(0.58)	20.16	16.90	13,202	1.28	0.43	80
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17	0.62	67
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19	0.56	51
Multi-Managed Growth Portfolio Class 2
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	(0.12)	16.78	5.23	27,093	1.44	0.40	67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	(0.07)	17.75	6.24	23,299	1.46	0.41	85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43	0.28	80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32	0.47	67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34	0.40	51
Multi-Managed Growth Portfolio Class 3
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	(0.10)	16.75	5.14	34,327	1.54	0.30	67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	(0.06)	17.72	6.15	32,255	1.56	0.31	85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52	0.19	80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42	0.37	67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44	0.30	51

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/12	$14.45	$0.16	$0.59	$0.75	$(0.27)	$(0.55)	$(0.82)	$14.38	5.69%	$15,621	1.09%	1.12%	61%
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	(0.80)	14.44	6.28	13,546	1.11	0.97	90
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	(0.97)	15.35	13.24	13,622	1.09	0.78	74
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02	0.98	71
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04	1.01	48
Multi-Managed Moderate Growth Portfolio Class 2
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	(0.79)	14.35	5.48	62,180	1.24	0.97	61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	(0.78)	14.42	6.17	54,283	1.26	0.82	90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24	0.63	74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17	0.83	71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19	0.86	48
Multi-Managed Moderate Growth Portfolio Class 3
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	(0.78)	14.33	5.46	56,421	1.34	0.87	61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	(0.76)	14.39	6.01	53,393	1.36	0.72	90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33	0.54	74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27	0.73	71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29	0.75	48

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/12	$12.52	$0.27	$0.53	$0.80	$(0.43)	$(0.17)	$(0.60)	$12.72	6.67%	$12,468	1.09%	2.18%	51%
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	(0.89)	12.69	6.95	12,352	1.09	1.70	60
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	(0.72)	12.79	6.65	12,165	1.05	1.35	77
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00	1.45	86
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02	1.60	45
Multi-Managed Income/Equity Portfolio Class 2
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	(0.57)	12.69	6.48	55,328	1.24	2.04	51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	(0.86)	12.67	6.86	50,239	1.24	1.55	60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20	1.20	77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15	1.31	86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17	1.45	45
Multi-Managed Income/Equity Portfolio Class 3
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	(0.56)	12.67	6.37	35,247	1.34	1.94	51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	(0.85)	12.65	6.76	32,130	1.34	1.45	60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29	1.09	77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25	1.21	86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26	1.34	45

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/12	$12.50	$0.30	$0.52	$0.82	$(0.47)	$(0.32)	$(0.79)	$12.53	6.90%	$11,911	1.08%	2.38%	53%
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	(0.89)	12.39	6.09	11,480	1.08	1.81	56
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	(0.67)	12.10	3.20	10,622	1.05	1.59	63
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00	1.81	87
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01	2.01	46
Multi-Managed Income Portfolio Class 2
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	(0.77)	12.51	6.79	47,469	1.23	2.23	53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	(0.87)	12.37	5.93	42,792	1.23	1.66	56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21	1.44	63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15	1.65	87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17	1.87	46
Multi-Managed Income Portfolio Class 3
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	(0.76)	12.49	6.71	32,770	1.33	2.12	53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	(0.86)	12.35	5.83	29,548	1.33	1.56	56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29	1.32	63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25	1.55	87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26	1.75	46

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/12	$10.14	$0.18	$0.19	$0.37	$(0.21)	$—	$(0.21)	$10.30	3.93	%(3)	$24,385	1.04%	1.88%	89%
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	(0.24)	11.25	11.77		22,692	1.05	1.90	67
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	(0.33)	12.98	18.43		22,898	1.01	1.63	61
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56		21,958	0.99	1.36	79
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)		17,363	0.98	1.46	94
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	(0.20)	10.29	3.84	(3)	87,601	1.19	1.73	89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	(0.22)	11.24	11.58		77,266	1.20	1.75	67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26		74,099	1.16	1.48	61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39		70,798	1.14	1.21	79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)		60,314	1.13	1.31	94
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	(0.19)	10.27	3.64	(3)	73,205	1.28	1.63	89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	(0.21)	11.22	11.50		67,530	1.30	1.65	67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18		65,734	1.26	1.38	61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28		61,850	1.24	1.11	79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)		51,394	1.23	1.21	94

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/12	$15.66	$(0.04)	$1.83	$1.79	$—	$—	$—	$17.45	11.43%	$19,750	0.96%	(0.25)%	24%
03/31/13	17.45	0.02	1.21	1.23	—	—	—	18.68	7.05	107,950	0.94	0.11	35
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	(0.85)	22.86	27.01	237,515	0.91	(0.23)	36
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88	(0.15)	32
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87	(0.19)	43
Stock Portfolio Class 2
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	17.26	11.21	68,643	1.11	(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	18.46	6.95	61,041	1.11	(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06	(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03	(0.30)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(0.34)	43
Stock Portfolio Class 3
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	17.16	11.14	59,118	1.21	(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	18.33	6.82	55,215	1.21	(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16	(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13	(0.40)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(0.44)	43

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/12	$10.07	$0.05	$0.97	$1.02	$(0.05)	$—	$(0.05)	$11.04	10.17%	$8,552	0.90%	0.54%	52%
03/31/13	11.04	0.09	0.98	1.07	(0.06)	(0.39)	(0.45)	11.66	10.06	39,935	0.89	0.90	31
03/31/14	11.66	0.06	2.55	2.61	(0.08)	(0.47)	(0.55)	13.72	22.60	158,516	0.85	0.47	69
03/31/15	13.72	0.08	2.07	2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84	0.57	43
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83	0.53	46
Large Cap Growth Portfolio Class 2
03/31/12	9.93	0.04	0.95	0.99	(0.03)	—	(0.03)	10.89	10.01	46,185	1.05	0.36	52
03/31/13	10.89	0.07	0.97	1.04	(0.04)	(0.39)	(0.43)	11.50	9.90	41,043	1.04	0.66	31
03/31/14	11.50	0.04	2.51	2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01	0.32	69
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98	0.41	43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98	0.37	46
Large Cap Growth Portfolio Class 3
03/31/12	9.86	0.03	0.95	0.98	(0.02)	—	(0.02)	10.82	9.99	225,751	1.15	0.28	52
03/31/13	10.82	0.06	0.96	1.02	(0.03)	(0.39)	(0.42)	11.42	9.76	210,063	1.14	0.57	31
03/31/14	11.42	0.03	2.50	2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11	0.22	69
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08	0.31	43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08	0.28	46

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/12	$11.76	$0.17	$0.24	$0.41	$(0.17)	$—	$(0.17)	$12.00	3.70%	$12,598	0.89%	1.59%	32%
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	(0.17)	13.63	15.18	117,872	0.88	1.70	31
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	(0.15)	16.10	19.27	392,153	0.82	1.87	31
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79	1.55	27
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78	1.87	62
Large Cap Value Portfolio Class 2
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	(0.15)	11.98	3.52	41,809	1.04	1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	(0.15)	13.62	15.09	39,393	1.03	1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98	1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94	1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93	1.69	62
Large Cap Value Portfolio Class 3
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	(0.14)	11.97	3.53	257,027	1.14	1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	(0.14)	13.59	14.84	261,514	1.13	1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08	1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04	1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03	1.56	62
Mid Cap Growth Portfolio Class 1
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	13.17	1.07	7,441	1.12	(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	(0.48)	14.16	11.66	30,299	1.07	0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99	(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94	(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94	(0.08)	47
Mid Cap Growth Portfolio Class 2
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	12.86	0.86	32,440	1.27	(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	(0.48)	13.80	11.55	28,219	1.24	(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15	(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09	(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09	(0.23)	47
Mid Cap Growth Portfolio Class 3
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	12.70	0.79	65,265	1.37	(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	(0.48)	13.61	11.46	56,673	1.34	(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25	(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19	(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19	(0.30)	47

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/12	$14.47	$0.10	$(0.14)	$(0.04)	$(0.08)	$—	$(0.08)	$14.35	(0.19)%		$9,565	1.01%	0.79%	54%
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	(0.09)	16.81	17.86		59,774	0.99	1.13	62
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	(0.14)	20.20	21.05		164,147	0.93	0.98	68
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09		193,319	0.91	0.64	95
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)		233,605	0.91	1.05	67
Mid Cap Value Portfolio Class 2
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	(0.06)	14.31	(0.33)		37,208	1.16	0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	(0.06)	16.78	17.77		35,708	1.14	0.89	62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86		36,743	1.08	0.72	68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93		34,526	1.06	0.45	95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)		27,278	1.06	0.84	67
Mid Cap Value Portfolio Class 3
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	(0.05)	14.29	(0.43)		162,469	1.27	0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	(0.06)	16.74	17.61		163,073	1.24	0.80	62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71		133,694	1.18	0.60	68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83		114,177	1.16	0.34	95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)		51,112	1.15	0.65	67
Small Cap Portfolio Class 1
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	10.18	(0.68	)(2)	6,125	1.05	(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	11.21	10.12		27,441	1.05	0.24	115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78		95,264	0.99	0.37	41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78		147,337	0.94	0.46	40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)		243,707	0.93	0.32	65
Small Cap Portfolio Class 2
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	9.99	(0.89	)(2)	29,194	1.20	(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	10.99	10.01		25,992	1.20	(0.02)	115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57		27,478	1.15	0.14	41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65		23,823	1.09	0.25	40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)		18,131	1.08	0.13	65
Small Cap Portfolio Class 3
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	9.88	(1.00	)(2)	95,460	1.29	(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	10.86	9.92		93,909	1.30	(0.10)	115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41		96,671	1.25	0.04	41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60		85,401	1.19	0.15	40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)		51,317	1.17	0.01	65

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Mid Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.01%
Mid Cap Value Class 2	0.01	0.00	0.00	0.00	0.01
Mid Cap Value Class 3	0.00	0.00	0.00	0.00	0.01
Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/12	$8.09	$0.16	$(0.70)	$(0.54)	$(0.11)	$—	$(0.11)	$7.44	(6.54)%	$12,881	1.12	%(1)	2.39	%(1)	59%
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
International Equity Portfolio Class 2
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
International Equity Portfolio Class 3
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
Diversified Fixed Income Portfolio Class 1
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
Diversified Fixed Income Portfolio Class 2
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
Diversified Fixed Income Portfolio Class 3
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
International Equity Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.00%
International Equity Portfolio Class 2	0.00	0.01	0.01	0.01	0.00
International Equity Portfolio Class 3	0.00	0.01	0.01	0.01	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
International Equity Portfolio Class 1	—%	—%	—%	0.01%	0.04%
International Equity Portfolio Class 2	—	—	—	0.01	0.04
International Equity Portfolio Class 3	—	—	—	0.01	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(1)	0.38	%(1)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)		128
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09		32
Real Return Portfolio Class 3
03/31/12	9.69	0.16	0.40	0.56	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  @  Commencement of operations.

  (1)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Growth Portfolio# Class 1
03/31/12	$10.62	$(0.02)	$(0.15)	$(0.17)	$(0.01)	$(0.44)	$(0.45)	$10.00	(1.06)%	$6,514	1.12%		(0.19)%		143%
03/31/13	10.00	0.01	0.31	0.32	—	(0.05)	(0.05)	10.27	3.19	44,125	1.11		0.13		157
03/31/14	10.27	(0.03)	2.53	2.50	—	(0.90)	(0.90)	11.87	24.53	69,895	1.08		(0.31)		88
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
03/31/16	10.75	(0.04)	(1.10)	(1.14)	—	(1.00)	(1.00)	8.61	(11.42)	143,792	0.85	(2)	(0.42	)(2)	140
SA Columbia Focused Growth Portfolio# Class 2
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	(0.45)	9.81	(1.21)	47,737	1.26		(0.32)		143
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	(0.05)	10.06	3.05	37,000	1.27		(0.05)		157
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
03/31/16	10.43	(0.06)	(1.06)	(1.12)	—	(1.00)	(1.00)	8.31	(11.59)	25,493	1.02	(2)	(0.59	)(2)	140
SA Columbia Focused Growth Portfolio# Class 3
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	(0.45)	9.71	(1.34)	98,806	1.37		(0.41)		143
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	(0.05)	9.95	2.98	82,957	1.37		(0.14)		157
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
03/31/16	10.24	(0.06)	(1.04)	(1.10)	—	(1.00)	(1.00)	8.14	(11.61)	36,225	1.11	(2)	(0.69	)(2)	140

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  See Note 1

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
SA Columbia Focused Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.01%
SA Columbia Focused Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.01
SA Columbia Focused Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/16
SA Columbia Focused Growth Portfolio Class 1	0.22%
SA Columbia Focused Growth Portfolio Class 2	0.20
SA Columbia Focused Growth Portfolio Class 3	0.21

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
SA Columbia Focused Value Portfolio# Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	(0.11)	16.45	23.06	177,811	1.05	(3)	1.05	(3)	73
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	(3)	1.14	(3)	28
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81	(3)	1.45	(3)	110
SA Columbia Focused Value Portfolio# Class 2
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	(3)	0.90	(3)	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	(3)	0.97	(3)	28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	(3)	1.28	(3)	110
SA Columbia Focused Value Portfolio# Class 3
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	(3)	0.80	(3)	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	(3)	0.86	(3)	28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	(3)	1.19	(3)	110

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  See Note 1

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
SA Columbia Focused Value Portfolio Class 1	0.00%	0.01%	0.01%	0.00%	0.01%
SA Columbia Focused Value Portfolio Class 2	0.01	0.01	0.01	0.00	0.01
SA Columbia Focused Value Portfolio Class 3	0.01	0.01	0.01	0.00	0.01

  (3)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
SA Columbia Focused Value Portfolio Class 1	—%	—%	0.03%	0.05%	0.23%
SA Columbia Focused Value Portfolio Class 2	—	—	0.02	0.05	0.22
SA Columbia Focused Value Portfolio Class 3	—	—	0.02	0.05	0.22

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/12	$10.08	$0.07	$(0.19)	$(0.12)	$(0.08)	$—	$(0.08)	$9.88	(1.13)%	$122,826	0.17%		0.73%		23%
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
Allocation Moderate Growth Portfolio Class 3
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
Allocation Moderate Portfolio Class 3
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
Allocation Balanced Portfolio Class 3
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/16
Allocation Growth Portfolio Class 3	0.01%
Allocation Moderate Growth Portfolio Class 3	0.01
Allocation Moderate Portfolio Class 3	0.01
Allocation Balanced Portfolio Class 3	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty portfolios constituting Seasons Series Trust (the "Trust") at March 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2016

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited)

At a meeting held on October 13, 2015, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): American Century Investment Management, Inc. ("American Century"), BofA Advisors, LLC ("BofA Advisors"), ClearBridge Advisors, LLC, ("ClearBridge"), Columbia Management Investment Advisers, LLC ("Columbia"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates, Inc. ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6) the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered each Subadviser's personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' registration statement.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. ("Lipper") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Lipper, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are "Expense Groups" and "Performance Groups" that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three-, and five-year periods ended June 30, 2015 from Lipper and performance information as of June 30, 2015 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar peer group and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio. The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group and that its total expenses were above the median of its Expense Group.

  The Board considered that the Portfolio underperformed relative to the median of its Performance Group for the one-, three-, and five-year periods and also underperformed relative to its benchmark index for the one-, three-, and five-year periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio. The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group but its total expenses were above that median.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

  The Board considered that the Portfolio underperformed relative to the median of its Performance Group for the three- and five-year periods and performed above the median of its Performance Group for the one-year period. The Board also considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Moderate Portfolio. The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group. It was also noted that the Portfolio's total expenses were above the median of its Expense Group.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that performance was below the medians of its Performance Group during the three- and five-year periods and at the median for the one-year period. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio. The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group and that its total expenses were above the median of its Expense Group.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that performance was below the medians of its Performance Group during the three- and five-year periods and at the median for the one-year period. It was noted that SAAMCo assumed full control of the Portfolio in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group. The Board noted that SAAMCo and Putnam each agreed to waive 10 basis points of the advisory and subadvisory fees, respectively.

  The Board considered that the Portfolio outperformed relative to the medians of its Performance Group for the one-, three-, and five-year periods and outperformed its benchmark index during the same periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group.

  The Board also considered that the Portfolio underperformed its benchmark index for the one- and three-year periods and was above the median for the five-year period. The Board noted that the Portfolio was below the medians of its Performance Group. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also considered that the Adviser reallocated the directly managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  International Equity Portfolio (subadvised by Janus and T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group. The Board considered that SAAMCo agreed to waive 4 basis points of the advisory fee.

  The Board considered that the Portfolio underperformed its benchmark index and was below the medians of its Performance Group for the one-, three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. It was noted that management replaced one of the Subadvisers in October 2014. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

•  Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period and underperformed its Benchmark index for the three- and five-year periods. The Board also considered that performance was below the medians of its Performance Group for the one- and three-year periods and at the median for the five-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board concluded that the Portfolio's performance is satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (advised/subadvised by SAAMCo, American Century and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that performance was below the median of its Performance Group for the one-, three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. It was noted that management has subjected the Portfolio to heightened monitoring and added American Century to replace a Subadviser in October 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees were at the median of its Expense Group, but total expenses were above the median.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period, but not for the three- or five-year periods. The Board also noted that performance was at or above the medians of the Performance Group for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (advised/subadvised by SAAMCo, GSAM and MFS). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group.

  The Board considered that the Portfolio underperformed its benchmark index for the three- and five-year periods but outperformed that index for the one-year period. The Board also considered that performance was below the medians of the Portfolio's Performance Group for the three- and five-year periods but above the median for the one-year period. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Multi-Managed Growth Portfolio (components subadvised by Janus, J.P. Morgan, and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group. The Board considered management's report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year period but underperformed that index for the three- and five-year periods. The Board also considered that performance was at or above the median of the Portfolio's Performance Group for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Multi-Managed Income Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual advisory fees and total expense were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. The Board also noted that performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Multi-Managed Income/Equity Portfolio (components subadvised by Janus and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that performance was above the median of the Portfolio's Performance Group for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Multi-Managed Moderate Growth Portfolio (components subadvised by Janus, J.P. Morgan and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group. The Board considered management's report that, as a multi-fund strategy, the Portfolio's costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its benchmark index for the one-year periods but underperformed that index for the three- and five-year periods. The Board also considered that performance was above the median of the Portfolio's Performance Group for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that two Subadviser were removed by management in 2014 due to performance. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group.

  The Board considered that the Portfolio underperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio underperformed the medians of the Portfolio's Performance Group/Universe for the one- and five-year periods, but exceeded the median for the three-year period. The Board considered management's discussion of the Portfolio's performance and concluded that management is addressing the Portfolio's performance.

•  SA Columbia Focused Growth Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual advisory fees and total expenses were below the medians of its Expense Group. The Board noted that SAAMCo agreed to waive its fees under the Advisory Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to 0.69% of the Portfolio's average daily net assets. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board also considered that the Portfolio was below the medians of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Portfolio underperformed its benchmark index for the same periods. It was noted that management has subjected the Portfolio to heightened monitoring and that management replaced the Subadvisers in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group. The Board noted that SAAMCo agreed to waive its fees under the Advisory Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to 0.67% of the Portfolio's average daily net assets. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

  The Board also considered that the Portfolio underperformed its benchmark index for the three- and five-year periods but was above that index for the one-year period. The Board noted that the Portfolio was above the median of the Performance Group for the one-year period, but below the medians for the three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also noted that management has subjected the Portfolio to heightened monitoring and that management replaced the Subadvisers in July 2015. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan, and ClearBridge). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group.

  The Board considered that the Portfolio underperformed its benchmark index and that the Portfolio's performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers, including a new Subadviser, which was hired in 2013. The Board considered management's discussions and concluded that the Portfolio's performance was being addressed.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group.

  The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio's performance was above the median of its Performance Group for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of SunAmerica Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale. The Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("USLIC") wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

Services Agreements between SAAMCo and each of AGL and USLIC, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer's participants owning interest in Trust shares. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

Approval of the Subadvisory Agreement with PNC Capital Advisors, LLC

At a meeting held on December 9, 2015, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved a subadvisory agreement (the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser") and PNC Capital Advisors, LLC ("PNC") with respect to the Seasons Series Trust Small Cap Portfolio (the "Portfolio"). The Board, including the Independent Trustees, also approved the termination of the subadvisory agreement between SAAMCo and ClearBridge Investments, LLC ("ClearBridge") with respect to the Portfolio.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Subadvisory Agreement. Those factors included:

(1) the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory and administrative services expected to be provided by PNC;

(3) the size and structure of the subadvisory fee and any other material payments to PNC;

(4) the organizational capability and financial condition of PNC and its affiliates;

(5) the possibility that services of the type required by the Trust might be better obtained  from other organizations; and

(6) the fees to be paid by the Adviser to PNC for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of PNC and the amounts retained by SAAMCo; and (c) information regarding PNC's compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and PNC in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of PNC with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by PNC.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by PNC. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio's assets, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser's style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to PNC, the Board noted that PNC would be responsible for providing investment management services on a day-to-day basis. In such role, PNC would (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed PNC's history, structure and size, and investment experience.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

The Board considered the personnel of PNC that would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management's judgment, PNC has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of PNC that would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered PNC's compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered PNC's risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on PNC's ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by PNC and that there was a reasonable basis on which to conclude that PNC would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio's subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm's length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and PNC, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper, Inc. ("Lipper"), as well as information provided by management. The Board also considered advisory fees received by PNC with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and PNC with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by PNC with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio and three other small-cap core funds underlying variable insurance products ("VIPs"), as classified by Lipper. The Subadvised Expense Universe consists of the Portfolio and all other small-cap core funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of September 30, 2015 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio's overall performance, performance relative to the Portfolio's benchmark and Morningstar peer group, and a subadviser's performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board considered that the proposed subadvisory fee to be paid by SAAMCo to PNC pursuant to the Subadvisory Agreement would be higher than the aggregate subadvisory fee paid to ClearBridge pursuant to the previous subadvisory agreement between SAAMCo and ClearBridge with respect to the Portfolio. The Board noted, however, that the subadvisory fee was paid by SAAMCo out of its advisory fee and not by the Portfolio, and that the fees and expenses paid by the Portfolio's shareholders will not increase as a result of the approval of the Subadvisory Agreement.

The Board further considered that ClearBridge's performance was within the bottom quintile with respect to its Lipper peer category for the one-, three- and five-year periods ending September 30, 2015. The Board also considered the separate account composite performance of the PNC Small Cap Fund, adjusted for the Portfolio's Class 3 fund expenses, relative to the Russell 2000 Index and Morningstar peer funds. The Board noted that the strategy had outperformed the benchmark for the one-, three- and five-year trailing periods and for four out of the previous five calendar years. In considering this

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

comparative performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that expense and performance information as a whole was useful in assessing whether PNC is proposing to provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to PNC in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. The Board also considered other potential indirect benefits to PNC as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio's assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to PNC's profitability, the Board concluded that the potential for economies of scale and other indirect benefits to PNC in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Subadvisory Agreement, including the duties and responsibilities undertaken by SAAMCo and PNC as discussed above. The Board also reviewed the differences in the terms of the Subadvisory Agreement as compared to the terms of the subadvisory agreement between SAAMCo and ClearBridge with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that PNC possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Approval of the Subadvisory Agreement with American Century Investment Management, Inc.

At a meeting held on October 13, 2015, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Disinterested Trustees"), approved a subadvisory agreement (the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser") and American Century Investment Management, Inc. ("American Century") with respect to a portion of the Seasons Series Trust Large Cap Value Portfolio (the "Portfolio"). The Board, including the Disinterested Trustees, also approved the termination of the subadvisory agreement between SAAMCo and T. Rowe Price Associates, Inc. ("T. Rowe Price") with respect to the Portfolio. As a result, effective October 26, 2015, American Century assumed portfolio management responsibilities for the Portfolio.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SAAMCo and American Century provided, materials relating to the Board's consideration of whether to approve the Subadvisory Agreement. The Board also took into account presentations made at the Meeting by members of management as well as presentations made by representatives of

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

American Century who responded to questions posed by the Board and management. The Disinterested Trustees were separately represented by independent counsel in connection with their consideration of the approval of the Subadvisory Agreement. In determining whether to approve the Subadvisory Agreement, the Board, including the Disinterested Trustees, also considered the following information:

Nature, Extent and Quality of Services Provided by American Century. The Board, including the Disinterested Trustees, considered the nature, extent and quality of services expected to be provided by American Century with respect to the Portfolio, including investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio, subject to the oversight and review of SAAMCo. In addition, the Board reviewed American Century's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board also reviewed the personnel that would be responsible for providing portfolio management services to the Portfolio. The Board concluded, based on the materials provided, discussions with American Century representatives, and diligence conducted by management, that: (i) American Century would be able to retain high quality portfolio managers and other investment personnel; (ii) American Century would exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and (iii) American Century would be responsive to requests of the Board and of SAAMCo. The Board also considered that American Century has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio. The Board further considered SAAMCo's assessment of American Century's code of ethics, compliance and regulatory history and risk management processes. The Board also reviewed and considered American Century's compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board concluded that there was no information provided that would potentially have a material adverse effect on American Century's ability to serve as a subadviser to the Portfolio.

The Board concluded that the nature and extent of services expected to be provided by American Century under the Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services was reasonably expected to be high.

Consideration of the Subadvisory Fee and the Cost of the Services to be Provided by American Century. The Board, including the Disinterested Trustees, also received and reviewed information regarding the fees to be paid by SAAMCo to American Century pursuant to the Subadvisory Agreement. The Board noted that the subadvisory fee to be paid by SAAMCo to American Century pursuant to the Subadvisory Agreement would be lower than the subadvisory fees that were paid to T. Rowe Price pursuant to the previous subadvisory agreement between SAAMCo and T. Rowe Price with respect to the Portfolio.

To assist in analyzing the reasonableness of the management fee for the Portfolio, the Board received reports independently prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data, which contained comparative fee and expense information with respect to the Portfolio (which is based on estimated expense amounts) and a representative group of similar funds as determined by Lipper. In considering the reasonableness of the management fee to be paid by the Portfolio to SAAMCo, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) total operating expenses. The Board also considered the various expense components of the Portfolio and compared the Portfolio's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolio. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper, as a whole, was useful in assessing whether SAAMCo would be providing services for a fee that would be competitive with other, similar funds. The Board took into account management's discussion of the Portfolio's proposed fees and anticipated expenses.

The Board also received and reviewed information regarding the subadvisory fee to be paid by SAAMCo to American Century pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information of the Portfolio's Peer Group and Peer Universe that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that the Peer Group and Peer Universe information, as a whole, was useful in assessing whether American Century was

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
March 31, 2016 (unaudited) (continued)

providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fee was paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a peer group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further noted that, at current asset levels, the subadvisory fee to be paid by SAAMCo to American Century pursuant to the Subadvisory Agreement would be lower than the aggregate subadvisory fee paid to T. Rowe Price pursuant to the previous subadvisory agreements between SAAMCo and T. Rowe Price with respect to the Portfolio. The Board also considered the amount of the subadvisory fees to be paid out by SAAMCo and the amount of the advisory fee that it would retain and determined that these amounts were reasonable in light of the services to be performed by SAAMCo and American Century, respectively.

The Board also considered fees received by American Century with respect to other mutual funds and accounts for which it serves as adviser or subadviser that have similar investment strategies to the Portfolio, and reviewed any relevant distinctions or differences with respect to such other mutual portfolios or accounts.

Investment Performance. The Board, including the Disinterested Trustees, also considered performance data with respect to any other mutual funds or other accounts advised or subadvised by American Century with similar investment objectives and/or strategies, as applicable. In considering this comparative performance, however, the Board also reviewed any relevant distinctions and differences, and acknowledged that past performance is not necessarily indicative of future results.

Profitability. The Board also considered SAAMCo's profitability and the benefits SAAMCo and its affiliates would receive from its relationship with the Portfolio. The Board was provided with a profitability analysis that detailed the revenues that would be earned and the expenses that would be incurred by SAAMCo and its affiliates that provide services to the Portfolio, including an analysis of the effect on SAAMCo's profitability from the change to American Century.

The Board also reviewed financial statements and/or other reports from American Century and considered whether American Century had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Portfolio. The Board concluded that American Century had the financial resources necessary to perform its obligations under the Subadvisory Agreement and would provide the Portfolio with high quality services. The Board also concluded that the subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board did not review specific information regarding whether there would be economies of scale with respect to American Century's management of the Portfolio because it regards that information as less relevant at the subadviser level given the arm's-length negotiation of the sub-advisory fee. The Board noted that the negotiated sub-advisory fee, like the fees for the other sub-advisers and SAAMCO, contains breakpoints that would provide some benefit to the Portfolio as the Portfolio's assets managed by American Century increase. Rather, the Board noted that it considered information regarding economies of scale in the context of the renewal of the Advisory Agreement between the Trust and SAAMCo with respect to the Portfolio.

Other Factors. In consideration of the Subadvisory Agreement, the Board also received information regarding American Century's brokerage practices. The Board considered that SAAMCo and American Century would be responsible for decisions to buy and sell securities for the Portfolio, selection of broker-dealers and negotiation of commission rates. The Board also considered that American Century does not have any soft dollar arrangements and does not anticipate entering into any in the foreseeable future.

Conclusion. After a full and complete discussion, the Board approved the Subadvisory Agreement, for an initial term of two years beginning October 26, 2015. Based upon its evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Subadvisory Agreement were fair and reasonable and in the best interests of the Portfolio and its shareholders. In arriving at a decision to approve the Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Disinterested Trustee may have attributed different weights to different factors. The Disinterested Trustees were also assisted by the advice of independent legal counsel in making this determination.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 71	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	63	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 76	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (1973-Present).	63	Director, Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 67	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting)(2003-Present).	63	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).
Gilbert T. Ray Age: 71	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	63

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 84	Trustee	1997-	Present	Retired, Brokerage Executive (1992-Present).	63	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison Age: 67	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	63

Director , GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-Present).

Interested Trustee
Peter A. Harbeck(4) Age: 62	Trustee	2014-	Present	President, CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. ("ACS") (1993-Present); Chairman, Advisor Group, Inc. (2004-Present).	140	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Officers
John T. Genoy Age: 47	President	2007-	Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 50	Treasurer	2014-	Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Kathleen D. Fuentes Age: 47	Chief Legal Officer, Vice President and Secretary	2015-	Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present)	N/A	N/A
Gregory N. Bressler Age: 49	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 59	Vice President and Chief Compliance Officer	2011-	Present

Vice President, SAAMCo (2011-Present); Vice President, The Variable Annuity Life Insurance Company ("VALIC") and Western National Life Insurance Company ("WNL") (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-2011); Vice President, VALIC Financial Advisors, Inc. (2010-2011) and VALIC Retirement Services Company (2010-Present).

					N/A	Director, American General Distributors, Inc. (2006-2011)
Matthew J. Hackethal Age: 44	Anti-Money Laundering Compliance Officer	2006-	Present	Chief Compliance Officer, SAAMCo (2006-Present);	N/A	N/A
Shawn Parry Age: 43	Vice President and Assistant Treasurer	2014-	Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present)	N/A	N/A
Donna McManus Age: 55	Vice President and Assistant Treasurer	2014-	Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

†  The business address for each Trustee and Officer is 1999 Avenue of the Stars, Los Angeles, CA 90067-6022.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (20 portfolios), SunAmerica Specialty Series (7 funds), SunAmerica Series Trust (43 portfolios), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2016.

During the year ended March 31, 2016, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$2.88	$0.12	$0.53	$2.23	29.94%
Multi-Managed Growth - Class 2	2.85	0.09	0.53	2.23	29.94
Multi-Managed Growth - Class 3	2.82	0.06	0.53	2.23	29.94
Multi-Managed Moderate Growth - Class 1	2.30	0.20	0.47	1.63	21.53
Multi-Managed Moderate Growth - Class 2	2.28	0.18	0.47	1.63	21.53
Multi-Managed Moderate Growth - Class 3	2.24	0.14	0.47	1.63	21.53
Multi-Managed Income/Equity - Class 1	1.57	0.27	0.33	0.97	12.27
Multi-Managed Income/Equity - Class 2	1.55	0.25	0.33	0.97	12.27
Multi-Managed Income/Equity - Class 3	1.51	0.21	0.33	0.97	12.27
Multi-Managed Income - Class 1	1.10	0.28	0.32	0.50	6.19
Multi-Managed Income - Class 2	1.08	0.26	0.32	0.50	6.19
Multi-Managed Income - Class 3	1.05	0.23	0.32	0.50	6.19
Asset Allocation: Diversified Growth - Class 1	1.85	0.43	0.14	1.28	27.98
Asset Allocation: Diversified Growth - Class 2	1.83	0.41	0.14	1.28	27.98
Asset Allocation: Diversified Growth - Class 3	1.82	0.40	0.14	1.28	27.98
Stock - Class 1	1.80	—	—	1.80	—
Stock - Class 2	1.80	—	—	1.80	—
Stock - Class 3	1.80	—	—	1.80	—
Large Cap Growth - Class 1	1.35	0.07	0.25	1.03	49.14
Large Cap Growth - Class 2	1.33	0.05	0.25	1.03	49.14
Large Cap Growth - Class 3	1.32	0.04	0.25	1.03	49.14
Large Cap Value - Class 1	1.10	0.23	0.20	0.67	69.72
Large Cap Value - Class 2	1.07	0.20	0.20	0.67	69.72
Large Cap Value - Class 3	1.03	0.16	0.20	0.67	69.72
Mid Cap Growth - Class 1	1.02	—	0.05	0.97	100.00
Mid Cap Growth - Class 2	1.02	—	0.05	0.97	100.00
Mid Cap Growth - Class 3	1.02	—	0.05	0.97	100.00
Mid Cap Value - Class 1	3.26	0.11	0.70	2.45	29.45
Mid Cap Value - Class 2	3.23	0.08	0.70	2.45	29.45
Mid Cap Value - Class 3	3.21	0.06	0.70	2.45	29.45
Small Cap - Class 1	1.00	0.05	0.10	0.85	93.76
Small Cap - Class 2	0.98	0.03	0.10	0.85	93.76
Small Cap - Class 3	0.95	—	0.10	0.85	93.76
International Equity - Class 1	0.11	0.11	—	—	0.18
International Equity - Class 2	0.09	0.09	—	—	0.18
International Equity - Class 3	0.08	0.08	—	—	0.18
Diversified Fixed Income - Class 1	0.31	0.23	0.02	0.06	0.14
Diversified Fixed Income - Class 2	0.29	0.21	0.02	0.06	0.14
Diversified Fixed Income - Class 3	0.28	0.20	0.02	0.06	0.14
Real Return - Class 1	0.41	0.41	—	—	—
Real Return - Class 3	0.38	0.38	—	—	—

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
SA Columbia Focused Growth Portfolio - Class 1	$1.00	$—	$0.01	$0.99	100.00%
SA Columbia Focused Growth Portfolio - Class 2	1.00	—	0.01	0.99	100.00
SA Columbia Focused Growth Portfolio - Class 3	1.00	—	0.01	0.99	100.00
SA Columbia Focused Value Portfolio - Class 1	0.33	0.17	—	0.16	100.00
SA Columbia Focused Value Portfolio - Class 2	0.30	0.14	—	0.16	100.00
SA Columbia Focused Value Portfolio - Class 3	0.28	0.12	—	0.16	100.00
Allocation Growth - Class 3	0.18	0.18	—	—	33.89
Allocation Moderate Growth - Class 3	1.25	0.18	—	1.07	27.09
Allocation Moderate - Class 3	1.03	0.16	0.00	0.87	26.11
Allocation Balanced - Class 3	0.99	0.16	—	0.83	24.82

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity, Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2016 was $1,142,389, $33,677, $149,807, $75,501 and $42,568 for the aforementioned funds, respectively. The foreign source income amounts were $20,036,751, $288,495, $1,283,336, $646,784 and $364,665, respectively.

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SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Portfolios, we have included on the following pages investment comments regarding the 20 investment portfolios of the Season Series Trust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Value Portfolio

9.  Mid Cap Growth Portfolio

10.  Mid Cap Value Portfolio

11.  Small Cap Portfolio

12.  International Equity Portfolio

13.  Diversified Fixed Income Portfolio

14.  Real Return Portfolio

Seasons Focused Portfolios

15.  SA Columbia Focused Growth Portfolio

16.  SA Columbia Focused Value Portfolio

Seasons Managed Allocation Portfolios

17.  Allocation Growth Portfolio

18.  Allocation Moderate Growth Portfolio

19.  Allocation Moderate Portfolio

20.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a concentrated group of securities hand-picked by a leading money manager from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2016. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–2.79%	–2.90%	–3.00%
5-Year	7.47%	7.31%	7.21%
10-Year	6.56%	6.41%	6.30%
Since Inception	7.77%	3.40%	7.90%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 51% Russell 1000® Index, 27% Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

7 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Growth Portfolio — Class 1

The Multi-Managed Growth Portfolio — Class 1 shares posted a return of –2.79% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index and a –0.99% return for the Blended Index, which is comprised of 71% equity and 29% fixed income and short-term bond indexes.

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management, LLC, is benchmarked to the Russell 1000 Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Sector allocations were the main detractor from relative performance during the period. The Portfolio's allocation to unhedged local currency emerging markets debt detracted the most from relative results. The Portfolio's allocation to high yield also detracted from relative performance. Partially offsetting these negative results was positive security selection within investment grade credit, particularly within industrials. The Portfolio's allocation to collateralized loan obligations within the asset-backed securities sector also aided relative results. Duration and yield curve positioning was also additive to relative performance.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in stock selection within the health care and industrials sectors. Biogen, Inc. and Endo International PLC were among the leading detractors. The Portfolio continues to own Biogen, Inc., while Endo International PLC was exited. Stock selection within the telecommunication services and energy sectors contributed positively to relative results. Alphabet, Inc. (formerly Google) and Amazon.com, Inc. were among the Portfolio's top positive contributors.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. Performance was largely due to positive stock selection in the health services & systems and media industries. At the stock level, an overweight position in media company Take-Two Interactive Software, Inc. was a top contributor to performance. Within the software & services industry, a position in Rovi Corp. contributed to performance. Alternatively, performance was hurt by stock selection in the pharmaceutical and consumer cyclical industries. At the stock level, software & services company Unisys Corp. and the consumer cyclical firm Iconix Brand Group, Inc. were among the top detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management, LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–2.00%	–2.12%	–2.25%
5-Year	6.66%	6.50%	6.40%
10-Year	6.20%	6.04%	5.93%
Since Inception	7.25%	3.72%	7.04%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% Citigroup Treasury Bill 3 months Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

7 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Moderate Growth Portfolio — Class 1

The Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of -2.00% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index and a -0.52% return for the Blended Index, which is comprised of 56% equity and 44% fixed income and short-term bond indexes.

The Portfolio allocates its assets among three distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management, LLC, is benchmarked to the Russell 1000 Growth Index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Sector allocations were the main detractor from relative performance during the period. The Portfolio's allocation to unhedged local currency emerging markets debt detracted the most from relative results. The Portfolio's allocation to high yield also detracted from relative performance. Partially offsetting these negative results was positive security selection within investment grade credit, particularly within industrials. The Portfolio's allocation to collateralized loan obligations within the asset-backed securities sector also aided relative results. Duration and yield curve positioning was also additive to relative performance.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in stock selection within the health care and industrials sectors. Biogen and Endo International were among the leading detractors. The Portfolio continues to own Biogen, while Endo was exited. Stock selection within the telecommunication services and energy sectors contributed positively to relative results. Alphabet Inc. (formerly Google) and Amazon were among the Portfolio's top positive contributors.

The Portfolio component managed by J.P. Morgan Investment Management, Inc. outperformed its benchmark for the period. Performance was largely due to positive stock selection in the health services & systems and media industries. At the stock level, an overweight position in media company Take-Two Interactive was a top contributor to performance. Within the software & services industry, a position in Rovi contributed to performance. Alternatively, performance was hurt by stock selection in the pharmaceutical and consumer cyclical industries. At the stock level, software & services company Unisys and the consumer cyclical firm Iconix Brand Group were among the top detractors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–0.11%	–0.28%	–0.35%
5-Year	5.63%	5.47%	5.38%
10-Year	5.90%	5.75%	5.64%
Since Inception	6.50%	4.48%	6.03%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

6 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income/Equity Portfolio — Class 1

The Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of -0.11% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index and a 1.96% return for the Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 1.64%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management, LLC, is benchmarked to the Russell 1000 Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Sector allocations were the main detractor from relative performance during the period. The Portfolio's allocation to unhedged local currency emerging markets debt detracted the most from relative results. The Portfolio's allocation to high yield also detracted from relative performance. Partially offsetting these negative results was positive security selection within investment grade credit, particularly within industrials. The Portfolio's allocation to collateralized loan obligations within the asset-backed securities sector also aided relative results. Duration and yield curve positioning was also additive to relative performance. During the period, the Portfolio utilized currency forwards, currency options, futures, and interest rate swaps. Overall derivative positioning detracted from relative results.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in stock selection within the health care and industrials sectors. Biogen, Inc. and Endo International PLC were among the leading detractors. The Portfolio continues to own Biogen, Inc., while Endo International PLC was exited. Stock selection within the telecommunication services and energy sectors contributed positively to relative results. Alphabet, Inc. (formerly Google) and Amazon.com, Inc. were among the Portfolio's top positive contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	0.29%	0.11%	0.01%
5-Year	4.53%	4.37%	4.26%
10-Year	5.42%	5.26%	5.15%
Since Inception	5.91%	4.68%	5.19%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Index consists of 17.3% Russell 1000® Index, 81.0% Barclays U.S. Aggregate Bond Index, and 1.7% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

6 The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income Portfolio — Class 1

The Multi-Managed Income Portfolio — Class 1 shares posted a return of 0.29% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index and a 1.96% return for the Barclays U.S. Aggregate Bond Index. The Blended Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 1.82%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management, LLC, is benchmarked to the Russell 1000 Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

The Portfolio component managed by Wellington Management Company LLP trailed its benchmark for the period. Sector allocations were the main detractor from relative performance during the period. The Portfolio's allocation to unhedged local currency emerging markets debt detracted the most from relative results. The Portfolio's allocation to high yield also detracted from relative performance. Partially offsetting these negative results was positive security selection within investment grade credit, particularly within industrials. The Portfolio's allocation to collateralized loan obligations within the asset-backed securities sector also aided relative results. Duration and yield curve positioning was also additive to relative performance. During the period, the Portfolio utilized currency forwards and interest rate swaps. Overall derivative positioning detracted from relative results.

The Portfolio component managed by Janus Capital Management LLC trailed its benchmark for the period. Relative underperformance was concentrated in stock selection within the health care and industrials sectors. Biogen, Inc. and Endo International PLC were among the leading detractors. The Portfolio continues to own Biogen, Inc., while Endo International PLC was exited. Stock selection within the telecommunication services and energy sectors contributed positively to relative results. Alphabet Inc. (formerly Google) and Amazon were among the Portfolio's top positive contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–4.69%	–4.88%	–5.00%
5-Year	7.73%	7.55%	7.45%
10-Year	5.62%	5.46%	5.35%
Since Inception	5.50%	4.11%	6.99%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net)8 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

5 The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net)8 captures large and mid cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

8 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Asset Allocation: Diversified Growth Portfolio — Class 1

The Asset Allocation: Diversified Growth Portfolio — Class 1 shares posted a return of –4.69% for the 12-month period ending March 31, 2016, compared to a –0.34% return for the Russell 3000 Index and a –1.82% decline for the Blended Index.

Most asset classes delivered negative results with the exception of large cap U.S. equities and core fixed income holdings, which generated small positive returns. Security selection and active implementation decisions were both detractors and contributed to the relative underperformance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited) (continued)

Overall asset allocation decisions detracted from performance over the 12-month period. An underweight to core fixed income holdings was one reason for underperformance as the asset class generated positive results over the period. An overweight to small cap growth was also a meaningful detractor as the asset class underperformed meaningfully. Most asset class allocations were kept relatively close to the Blended Index.

Security selection and active implementation was a primary driver of relative underperformance during the period. Large cap security selection was the most notable detractor though selection within core fixed income holdings also finished negative. Selection within emerging market equities, however, had a positive impact on the Portfolio.

On an absolute basis, positioning in equity market futures added value and had a positive impact on portfolio performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–1.32%	–1.51%	–1.61%
5-Year	11.74%	11.57%	11.47%
10-Year	7.79%	7.63%	7.52%
Since Inception	8.39%	5.24%	9.05%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Stock Portfolio — Class 1

The Stock Portfolio — Class 1 shares returned –1.32% for the 12-month period ending March 31, 2016, compared to a return of 2.52% for the Russell 1000 Growth Index.

Stock selection and sector allocation both drove relative underperformance during the period. Most notably, stock selection in health care and an underweight to consumer staples detracted from relative returns. On the positive side, stock selection in information technology contributed to relative results. Stock selection and an overweight to consumer discretionary also boosted relative performance.

Overall, stock selection weighed negatively on relative returns during the period. Of securities held during the period by the Portfolio, Valeant Pharmaceuticals International, Inc., Vipshop Holdings, Ltd., LinkedIn Corp., Morgan Stanley, and Biogen, Inc. detracted the most from relative results. On the contrary, Amazon.com, Inc., Alphabet, Inc. (formerly Google), Keurig Green Mountain, Inc., Intuitive Surgical, Inc., and an underweight to Apple, Inc. were the most significant contributors to relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–0.04%	–0.20%	–0.35%
5-Year	11.62%	11.46%	11.35%
10-Year	7.20%	7.04%	6.92%
Since Inception	4.60%	3.22%	8.34%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Growth Portfolio — Class 1

The Large Cap Growth Portfolio — Class 1 shares returned –0.04% for the 12-month period ending March 31, 2016, compared to a 3.53% return for the S&P 500 Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap growth stocks. The passively managed component utilizes index futures to "equitize" cash. Index futures are designed to provide returns equal to that of the Portfolio component's benchmark, and during the 12-months ended March 31, 2016, contributed positively to performance.

Within the Portfolio component managed by Janus Capital Management LLC, underperformance versus the benchmark was concentrated in the health care and industrials sectors. Stock selection within energy and telecom services contributed to relative results. Holdings Biogen, Inc. and Endo International were among the leading detractors from performance. Alphabet, Inc. (formerly Google) and Amazon.com, Inc. were the Portfolio's top contributors to performance.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., underperformance compared to the benchmark was caused by stock selection in the health care and consumer staples sectors which detracted from returns. Stock selection in the consumer discretionary sector and an underweight to the energy sector contributed to performance. Key detractors from performance in the health care sector included McKesson Corp. and Vertex Pharmaceuticals, Inc., while detractors from performance within the consumer staples sector were Whole Foods Market, Inc. and Hain Celestial Group, Inc. Key contributors to performance in the consumer discretionary sector included Amazon.com, Inc. and Netflix, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	American Century Investment Management, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–3.19%	–3.32%	–3.42%
5-Year	8.13%	7.97%	7.87%
10-Year	5.68%	5.53%	5.42%
Since Inception	5.96%	5.67%	7.77%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Value Portfolio — Class 1

The Large Cap Value Portfolio — Class 1 shares returned –3.19% for the 12-month period ending March 31, 2016, compared to a -0.32% return for the S&P 500 Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap value stocks.

The Portfolio component managed by Wellington Management Company LLP trailed the S&P 500 Value Index for the period. Security selection detracted from relative performance, mainly driven by weak selection within the energy, industrials, and consumer discretionary sectors. These results were partially offset by stronger security selection within the information technology, consumer staples, and materials sectors. Sector allocation, which is a result of the bottom-up stock selection process, also detracted from relative performance during the period. The Portfolio's underweight positioning to the telecommunication services, utilities, and consumer staples sectors were the main detractors. An underweight position to energy, the weakest performing sector in the index for the year, partially offset negative results. The top relative contributors during the period included Microsoft, Ingredion, and BG Group. Additionally, not owning the weak performing benchmark constituent ConocoPhillips also aided relative results. Top detractors from relative performance included Marathon Oil, Southwestern Energy, and Marvell Technology Group.

The Portfolio component managed by T. Rowe Price Associates, Inc. changed sub-adviser to American Century Investment Management, Inc. effective October 26, 2015.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited) (continued)

From April 1, 2015 to October 25, 2015, the Portfolio component managed by T. Rowe Price Associates, Inc., trailed the S&P 500 Value Index for the period. Stock selection drove relative underperformance. Of securities held during the period, Kohl's, CONSOL Energy, Columbia Pipeline Group, Joy Global, and Applied Materials were among the most significant detractors from relative performance. On the positive side, Microsoft, Cablevision Systems, Vulcan Materials, NiSource, and an underweight to Wal-Mart Stores, were among the top contributors to relative results. Sector allocation weighed on relative performance for the period. Most notably, underweights in the consumer staples and financials sectors and overweight positions in the materials and consumer discretionary sectors detracted from relative results. On the positive side, underweights in the energy and health care sectors modestly contributed to relative results.

From October 26, 2015 to March 31, 2016, the Portfolio component managed by American Century Investment Management, Inc. trailed the Russell 1000 Value Index for the period. Weak stock selection in the financials, materials, and information technology sectors weighed on relative results. Additionally, the Portfolio's underweight positions in the utilities and consumer staples sectors, and its lack of exposure to the telecommunication services sector, detracted from results. Ameriprise Financial was one of the Portfolio's largest detractors. Western Digital was also a top detractor. Stock selection in the energy, industrials, consumer discretionary, utilities, and consumer staples sectors contributed positively to relative results. Applied Materials and Sysco were among the top positive contributors to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–6.77%	–6.87%	–7.06%
5-Year	8.16%	8.01%	7.89%
10-Year	6.84%	6.68%	6.57%
Since Inception	8.15%	5.62%	10.21%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Growth Portfolio — Class 1

The Mid Cap Growth Portfolio — Class 1 shares returned –6.77% for the 12-month period ending March 31, 2016, compared to a –4.75% return for the Russell Midcap Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap growth stocks.

Within the Portfolio component managed by T.Rowe Price Associates, Inc., stock selection drove relative outperformance for the period. Of the securities held during the period by the Portfolio, Netflix, Inc., Synageva BioPharma Corp., Vantiv, Inc., Fiserv, Inc., and O'Reilly Automotive, Inc. were the most significant contributors to relative results. On the negative side, Twitter, Inc., LinkedIn Corp., Endo International PLC, Vipshop Holdings, Ltd., and Sensata Technologies Holding NV detracted most from relative returns. Sector allocation detracted from relative performance for the period. An overweight position in energy hindered relative results. An underweight position in consumer staples also weighed on returns.

Within the Portfolio component managed by Wellington Management Company LLP, both security selection and sector allocation detracted from relative performance. Weak selection in the consumer staples, information technology, and industrials sectors detracted most from relative performance during the period. Partially offsetting these negative results was stronger security selection in the health care and consumer discretionary sectors. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative results during the period. This was due to an overweight allocation to the health care and information technology sectors. Underweight positioning in consumer staples also detracted from relative results. Top detractors from relative performance included Nomad Foods, Ltd., Platform Specialty Corp, and Digital Globe, Inc.. The top relative contributors during the period were Netflix, Inc., Ono Pharmaceutical Co., Ltd., and DexCom, Inc. Positions in Digital Globe and Netflix were eliminated during the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	Goldman Sachs Asset Management, L.P. Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–5.94%	–6.12%	–6.18%
5-Year	8.27%	8.12%	8.01%
10-Year	5.87%	5.71%	5.61%
Since Inception	9.28%	8.74%	9.38%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Value Portfolio — Class 1

The Mid Cap Value Portfolio — Class 1 shares returned –5.94% for the 12-month period ending March 31, 2016, compared to a –3.39% return for the Russell Midcap Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap value equities.

The Portfolio component managed by Massachusetts Financial Services Company outperformed the benchmark for the period. An overweight in the consumer staples sector benefited performance relative to the benchmark. Positions in Newell Rubbermaid, Inc. and Ingredion, Inc. contributed to relative results. Stock selection in the financials and energy sectors further supported relative performance. Positions in Nasdaq, Inc., HCC Insurance Holdings, and Symetra Financial contributed to relative results. Elsewhere, positions in Ingram Micro, Inc., Class A, Valspar, LKQ Corp. and Sabre Corp. helped relative returns. The Portfolio's position in Urban Outfitters, Inc. further benefited relative results. Conversely, a combination of stock selection and an underweight position in the utilities & communications sector hurt relative performance. Holdings of Dynegy, Inc. and NRG Energy, Inc. detracted from relative returns. Among the Portfolio's top relative detractors included Endo International PLC, SM Energy Co., Energen, Bed, Bath & Beyond, SPX Corp. and CONSOL Energy, Inc. Holdings of BorgWarner Auto, Inc. and Memorial Resource Development further weighed on relative results.

The Portfolio component managed by Goldman Sachs Asset Management, L.P. trailed its benchmark for the period. Stock selection in the financials and utilities sectors detracted from returns, while investments in the energy and consumer staples sectors contributed to performance. Key detractors from performance in the financials sector included Lincoln National Corp. and Navient Corp., while key detractors from performance within the utilities sector were NRG Energy, Inc. and PPL, Inc.. Key contributors to performance in the energy sector included Cheniere Energy, Inc. and Newfield Exploration Co., while key contributors to performance within the consumer staples sector included Tyson Foods and ConAgra Foods.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	SunAmerica Asset Management, LLC PNC Capital Advisors, LLC J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–9.43%	–9.61%	–9.70%
5-Year	5.68%	5.51%	5.41%
10-Year	4.28%	4.12%	4.02%
Since Inception	4.37%	3.03%	7.27%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

2 The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. Companies in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Small Cap Portfolio — Class 1

The Small Cap Portfolio — Class 1 shares returned –9.43% for the 12-months ended March 31, 2016, compared to a –9.76% return for the Russell 2000 Index.

Approximately a third of the Portfolio is passively managed to match the performance of broad U.S. small cap equities.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., the Portfolio outperformed its benchmark for the period, largely due to positive stock selection in the health services & systems and media industries. At the stock level, an overweight position in media company Take-Two Interactive Software, Inc. was a top contributor to performance. Within the software & services industry, a position in Rovi Corp. contributed to performance. Alternatively, performance was hurt by stock selection in the pharmaceutical and consumer cyclical industries. At the stock level, software & services company Unisys Corp. and the consumer cyclical firm Iconix Brand Group were among the top detractors.

The Portfolio component managed by ClearBridge Advisors, LLC changed subadviser to PNC Capital Advisors, LLC effective December 21, 2015.

From April 1, 2015 to December 20, 2015, the Portfolio component managed by ClearBridge Advisors, LLC performed in-line with its benchmark. Stock selection in the financials and energy sectors were the top contributors to relative performance. Stock selection in the consumer discretionary and information technology sectors detracted the most from relative performance. The Portfolio's overweight allocation in the materials sector and underweight in the financials and health care sectors detracted the most from relative performance. The overweight allocation in the information technology contributed the most to relative performance. During the period, the five strongest performing stocks in the Portfolio, in terms of total absolute contribution to return, were Rudolph Technologies, Inc., Digi International, Inc., Signature Bank, First Republic Bank and BankUnited, Inc. The five largest detractors were Horsehead Holding Corp., Harsco Corp., Pier 1 Imports, Inc., Affiliated Managers Group, Inc., and GNC Holdings, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited) (continued)

From December 21, 2015 to March 31, 2016, the Portfolio component managed by PNC Capital Advisors, LLC trailed its benchmark. Stock selection contributed negatively to performance, concentrated in the financials and information technology sectors. Sector allocations contributed positively to performance, primarily due to an underweight in the health care sector. The top contributors to performance in the Portfolio during the period were Wesco Aircraft Holdings, World Fuel Services Corp., Dorman Products, Inc., RLI Corp. and Monro Muffler Brake, Inc. The top detractors to performance during the period were OSI Systems, Inc., AmTrust Financial Services, Inc., Tyler Technologies, Inc., Bank of the Ozarks, Inc., and Credit Acceptance Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Managers:	T. Rowe Price Associates, Inc. Janus Capital Management, LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–9.94%	–10.09%	–10.21%
5-Year	0.79%	0.63%	0.51%
10-Year	0.63%	0.48%	0.38%
Since Inception	1.42%	0.76%	5.28%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net)2 (Europe, Australasia, Far East) captures large and mid-cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The Index covers approximately 84% of the free-float adjusted market capitalization in each country.

2 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

International Equity Portfolio — Class 1

The International Equity Portfolio — Class 1 shares returned –9.94% for the 12-month period ending March 31, 2016, compared to a –8.27% return for the MSCI EAFE Index (net).

Approximately a third of the Portfolio is passively managed to match the performance of the broad non-U.S. equity market.

The Portfolio component managed by T.Rowe Price Associates, Inc. underperformed the benchmark. Sector allocation detracted the most from relative performance. Most notably, an underweight to consumer staples and overweight to financials proved detrimental. On the positive side, an underweight to materials supported relative returns. Stock selection was slightly negative. Of securities held by the Portfolio during the period, Volkswagen AG, AP Moeller-Maersk A/S, Bayer AG, DNB ASA, and Rolls-Royce Holdings PLC were among the largest relative detractors. On the positive side, Nippon Telegraph & Telephone Corp., DCC PLC, Fresenius SE & Co. KGaA, Direct Line Insurance Group PLC, and Broadcom, Ltd. were among the most significant contributors to relative performance. Country selection detracted from relative performance for the period. Germany, Switzerland, Denmark, France, and the Netherlands weighed the most on relative returns. On the positive side, the UK, the U.S., Spain, Taiwan, and India supported relative results.

The Portfolio component managed by Janus Capital Management, LLC underperformed the benchmark. Relative underperformance was attributed to the Portfolio's holdings in the consumer discretionary and materials sectors. Stock selection in telecommunications services and information technology contributed to relative results. On a geographical basis, holdings in Japan and Germany weighed on relative results, while selection of stocks in the UK and overweight exposure to China contributed to results. The top contributor for the period was Nippon Telegraph & Telephone Corp., a Japanese telecommunications company, followed by Japanese real estate company Ichigo. Japan-based Sumco, one of the largest manufacturers of silicon wafers used in the semiconductor industry, detracted from performance, as did European auto manufacturer Volkswagen.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Managers:	PineBridge Investments LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	1.15%	1.05%	0.83%
5-Year	3.36%	3.20%	3.08%
10-Year	4.41%	4.26%	4.15%
Since Inception	4.17%	4.20%	3.69%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

2 The Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

3 The Barclays U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

4 The Barclays U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

5 The Barclays CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Diversified Fixed Income Portfolio — Class 1

The Diversified Fixed Income Portfolio — Class 1 shares returned 1.15% for the 12-month period ending March 31, 2016, compared to a 1.96% return for the Barclays U.S. Aggregate Bond Index.

Approximately a fourth of the Portfolio is passively managed to match the performance of the broad U.S. government bond market.

Within the Portfolio component actively managed by PineBridge Investments, LLC, an average allocation of 10.9% to high yield over the course of the year negatively impacted performance versus the Barclays U.S. Aggregate Bond benchmark. An underweight allocation to investment grade credit versus the benchmark benefitted performance. Security selection within investment grade credit detracted from results, particularly selections within the energy sector. Within securitized, security selection detracted from performance over the course of the 12-month period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company LLP, allocation to emerging markets debt and exposure to high yield detracted from performance. The Portfolio held an allocation to unhedged local currency emerging markets debt during the period which detracted the most from relative results. Partially offsetting the negative results from sector allocation was favorable security selection with investment grade credit, particularly within industrials. Duration and yield curve positioning was also additive to performance. Overall derivative positioning detracted modestly from performance during the period. Positive returns from holding interest rate futures were more than offset by the portfolio's credit default swaps positioning.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Manager:	Wellington Management Company LLP

Growth of a $10,000 Investment

Real Return Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 3*
1-Year	0.24%	0.07%
5-Year	N/A	1.08%
10-Year	N/A	2.56%
Since Inception	0.40%	2.64%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Barclays World Government Inflation Linked 1-10 year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Real Return Portfolio — Class 3

The Real Return Portfolio — Class 3 shares returned 0.07% for the 12-month period ending March 31, 2016, compared to a 0.99% return for the Barclays World Government Inflation Linked 1-10 Year Index (Hedged), and a 1.84% return for the Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Portfolio's underweight position to Italian linkers detracted most from relative performance during the year. The Portfolio's lack of exposure to Japan and underweight position to France partially offset negative results. Within U.S. TIPS, performance relative to the benchmark was negative. The Portfolio's long 10-year breakeven position contributed positively to results, but this was offset by the Portfolio's short 5-year breakeven position. Overall, the Portfolio's interest rate positioning contributed modestly to benchmark-relative results.

The Portfolio hedges foreign currency exposure through the use of currency forwards. Overall, when currency forwards are combined with bonds, the impact of currency was insignificant for the period. Viewed in isolation, the impact of the currency forwards was negative in absolute terms.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Growth Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–11.42%	–11.59%	–11.61%
5-Year	4.65%	4.50%	4.39%
10-Year	4.91%	4.75%	4.65%
Since Inception	2.48%	3.12%	7.04%

* Inception date for Class 1: 07/05/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Growth Portfolio — Class 1

The SA Columbia Focused Growth Portfolio — Class 1 shares returned –11.42% for the 12-month period ending March 31, 2016, compared to a 2.52% return for the Russell 1000 Growth Index and a 1.34% return for the Russell 3000 Growth Index.

The Portfolio components managed by Janus Capital Management, LLC and Marsico Capital Management LLC both changed subadviser to Columbia Management Investment Advisers, LLC effective July 29, 2015. The Portfolio's benchmark changed to the Russell 1000 Growth Index. The primary benchmark for the Portfolio was changed to better reflect the investment universe of the new subadviser.

From April 1, 2015 to July 28, 2015, the Portfolio component managed by Janus Capital Management, LLC outperformed its benchmark, the Russell 3000 Growth Index. Stock selection in the information technology and consumer discretionary sectors contributed to relative performance. Lack of exposure to the material and energy sectors also contributed to relative results. Holdings in the industrials and health care sectors detracted from relative performance. The largest contributors to performance during the period include Alphabet, Inc. (formerly known as Google), Gildan Activewear Inc., and MasterCard Inc. The leading detractors from performance include Canadian Pacific Railway, Ltd., ARM Holdings PLC, and United Continental Holdings, Inc.

From April 1, 2015 to July 28, 2015, the Portfolio component managed by Marsico Capital Management LLC outperformed its benchmark, the Russell 3000 Growth Index. The primary source of outperformance for the Portfolio was stock selection in the information technology and consumer discretionary sectors. In addition, performance results were amplified by the Portfolio's overweight to the strong-performing information technology sector and underweight to industrials and materials, two of the weakest-performing sectors in the benchmark index. On an individual stock level, positions in Facebook, Inc., HCA Holdings, Inc., Electronic Arts Inc., Time Warner Cable, Inc. and Allergan PLC were the largest contributors. Performance results were offset somewhat by stock selection in the health care sector and specifically within the pharmaceuticals biotechnology and life sciences industry group. The largest individual detractors were Biogen, Inc., LinkedIn Corp. and Canadian Pacific Railway, Ltd., all of which were sold in the period, as well as Alibaba Group Holding Ltd., ADR and Alphabet, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Growth Portfolio Class 1 (unaudited) (continued)

From July 29, 2015 to March 31, 2016, the Portfolio managed by Columbia Management Investment Advisers, LLC trailed its benchmark, the Russell 1000 Growth Index. The Portfolio's overweight to the lagging health care sector and underweights to the rallying consumer staples and telecommunication services sectors weighed on relative results. The bulk of underperformance for the Portfolio occurred in the information technology and health care sectors. These areas of underperformance overshadowed positive results in the consumer discretionary sector. In the information technology sector, professional social networking firm LinkedIn Corp. and wearable fitness tracking device manufacturer Fitbit, Inc. were the most notable detractors. Software positions also detracted from returns. Within the health care sector, the Portfolio was hurt by its exposure to the biotechnology industry. The strategy's positions in Vertex Pharmaceuticals, Inc., Intercept Pharmaceuticals, Inc., Biogen, Inc., Alexion Pharmaceuticals, Inc. and Celgene Corp. all sold off during the period and were relative detractors. In terms of positives, the Portfolio fared well in the consumer discretionary sector with positions in online travel booking site Priceline Group, Inc. and online retailer Amazon.com, Inc. posting solid returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Manager:	Columbia Management Investment Advisers, LLC

Growth of a $10,000 Investment

SA Columbia Focused Value Portfolio
Average Annual Total Returns as of 03/31/16

	Class 1*	Class 2*	Class 3*
1-Year	–4.81%	–4.99%	–5.07%
5-Year	N/A	5.87%	5.77%
10-Year	N/A	5.07%	4.97%
Since Inception	10.33%	7.60%	8.82%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

SA Columbia Focused Value Portfolio — Class 2

The SA Columbia Focused Value Portfolio — Class 2 shares returned –4.99% for the 12-month period ending March 31, 2016, compared to a return of –1.54% for the Russell 1000 Value Index and a return of –2.05% for the Russell 3000 Value Index.

The Portfolio components managed by J.P. Morgan Investment Management, Inc. and Northern Trust Investments, Inc. both changed subadviser to Columbia Management Investment Advisers, LLC effective July 29, 2015. The Portfolio's benchmark changed to the Russell 1000 Value Index. The primary benchmark for the Portfolio was changed to better reflect the investment universe of the new subadviser.

From April 1, 2015 to July 28, 2015, the Portfolio component managed by J.P. Morgan Investment Management, Inc. trailed its benchmark, the Russell 3000 Value Index. For the period, the energy sector was a top contributor to performance. There was positive contribution from both being underweight the sector and stock selection. Positive stock selection was driven by a position in Exxon Mobil Corp. as the company's shares decreased less than the overall energy sector of the benchmark. The consumer discretionary sector was the largest detractor from performance as stock selection and sector allocation were both weak. Kohl's Corp. was the top individual detractor from performance as shares were down over 20%.

From April 1, 2015 to July 28, 2015, the Portfolio component managed by Northern Trust Investments, Inc. outperformed its benchmark, the Russell 1000 Value Index. Sector selection positively impacted relative return during the year. Overweight positions within the financials and telecommunication sectors and underweight positions within the energy, materials and utilities sectors had the most significant positive impacts on Portfolio returns relative to the benchmark. Notable sector weighting detractors included an overweight position in the consumer discretionary sector and an underweight position in the consumer staples sector. Stock selection positively impacted relative returns during the period. Investments that positively contributed to relative performance came primarily from the financial sector, with the most significant contributors including MetLife, Inc., PartnerRe, Ltd., and JPMorgan Chase & Co. Investments that detracted from relative performance included Siemens AG and General Motors Co.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SA Columbia Focused Value Portfolio Class 2 (unaudited) (continued)

From July 29, 2015 to March 31, 2016, the Portfolio managed by Columbia Management Investment Advisers, LLC trailed its benchmark, the Russell 1000 Value Index. Sector allocation, which is driven by bottom-up Portfolio construction, helped relative performance. Particularly beneficial were an underweight in financials and an overweight in consumer staples, and to a lesser extent, underweights in consumer discretionary and health care and an overweight in telecommunication services. Overall security selection, particularly in the energy and financials sectors, detracted from relative results. Positive contributions from names including Tyson Foods, Inc., Applied Materials, Inc., NextEra Energy, Inc., Verizon Communications, Inc. and Philip Morris International, Inc. were more than offset by weaker results from energy and financial stocks, including Williams Cos., Inc., Morgan Stanley, Citigroup, Inc., Bank of America Corp. and Anadarko Petroleum Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/16

Class 3*
1-Year	–4.78%
5-Year	5.34%
10-Year	3.78%
Since Inception	4.69%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Barclays U.S. Aggregate Bond Index.

4 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

5 MSCI EAFE Index (net)6 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

6 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Growth Portfolio — Class 3

The Allocation Growth Portfolio — Class 3 shares posted a return of –4.78% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index, a –0.34% return for the Russell 3000 Index, a 1.89% return for the blended index of 90% S&P 500 Index and 10% Barclays U.S. Aggregate Bond Index, and a –1.57% return for the Blended Index of 57% Russell 3000 Index, 23% MSCI EAFE Index, and 20% Barclays U.S. Aggregate Bond Index.

Effective July 29, 2015, Ibbotson Associates, Inc. ceased to subadvise the Portfolio. In addition, the Portfolio replaced the S&P 500® Index with the Russell 3000® Index and added the MSCI EAFE Index (net). The Portfolio also added a new Blended Index that consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Barclays U.S. Aggregate Bond Index. The benchmark for equities was changed to better represent the equity securities held in the Portfolio. The Blended Index was changed to better reflect the new target allocations as of July 29, 2015.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited) (continued)

From April 1, 2015 to July 28, 2015, the Portfolio underperformed the 90% S&P 500 and 10% Barclays U.S. Aggregate Bond benchmark. This performance can be attributed to four factors: strategic asset class allocations, tactical asset class allocations, and fund specific performance. Strategic asset class decisions detracted from performance, driven by a value tilt, exposure to smaller capitalization stocks, and international equity exposure. Mid Cap Value and Small Cap Value were the largest detractors to performance. Large Cap Growth was the only equity asset class in the program that outperformed the S&P 500. The fixed income positioning had no impact, as the Portfolio contained the same small 10% exposure to aggregate bonds as the benchmark. Tactical asset class allocation contributed slightly to performance. Fund specific performance detracted from overall performance. The Trust's Mid Cap Growth Portfolio had the strongest benchmark relative performance, while the Trust's Mid Cap Value Portfolio, SA Columbia Focused Growth Portfolio, and SA Columbia Focused Value Portfolio performed in line with their benchmarks. All other funds on the platform underperformed their stated benchmarks. Most notable underperformance was Multi-Managed Growth Portfolio. Within fixed income, the Trust's Diversified Fixed Income fell short of its benchmark and was a small drag on overall performance.

From July 28, 2015 to March 31, 2016, the Portfolio underperformed the Blended Index of 57% Russell 3000 Index, 23% MSCI EAFE Index, and 20% Barclays U.S. Aggregate Bond Index. The Portfolio's overall asset allocation relative to the benchmark was a negative contributor primarily due to an overweight to international equities. Exposure to large-cap U.S. equity underlying funds was neutral while exposure to small- and mid-cap U.S. equities held back returns relative to the Russell 3000 Index. Within fixed income, positions in high yield and inflation-protected securities held back returns relative to the Barclays U.S. Aggregate Bond Index. Fund specific performance was the primary detractor from overall performance as that the underlying funds in aggregate underperformed their fund-specific benchmarks. This was true of both equity and fixed income underlying funds. Within equities, the SA Columbia Focused Growth Portfolio significantly underperformed its index. Within fixed income, the Diversified Fixed Income Portfolio was the primary detractor due to its large weight in the Portfolio.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/16

Class 3*
1-Year	–3.72%
5-Year	4.87%
10-Year	3.67%
Since Inception	4.39%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Barclays U.S. Aggregate Bond Index.

4 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

5 MSCI EAFE Index (net)6 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

6 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Growth Portfolio — Class 3

The Allocation Moderate Growth Portfolio — Class 3 shares posted a return of –3.72% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index, a –0.34% return for the Russell 3000 Index, a 2.04% return for the blended index of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index, and a –0.76% return for the Blended Index of 47% Russell 3000 Index, 18% MSCI EAFE Index, and 35% Barclays U.S. Aggregate Bond Index.

Effective July 29, 2015, Ibbotson Associates, Inc. ceased to subadvise the Portfolio. In addition, the Portfolio replaced the S&P 500 Index with the Russell 3000 Index and added the MSCI EAFE Index (net). The Portfolio also added a new Blended Index that consists of 47% Russell 3000 Index, 18% MSCI EAFE Index (net) and 35% Barclays U.S. Aggregate Bond Index. The benchmark for equities was changed to better represent the equity securities held in the Portfolio. The Blended Index was changed to better reflect the new target allocations as of July 29, 2015.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Growth Portfolio Class 3 (unaudited) (continued)

From April 1, 2015 to July 28, 2015, the Portfolio underperformed the 70% S&P 500 and 30% Barclays U.S. Aggregate Bond benchmark. This performance can be attributed to four factors: strategic asset class allocations, tactical asset class allocations, and fund specific performance. Strategic asset class decisions detracted from performance, driven by a value tilt, exposure to smaller capitalization stocks, and international equity exposure. Mid cap value and small cap value were the largest detractors to performance. Large cap growth was the only equity asset class in the program that outperformed the S&P 500. Within fixed income, diversification helped performance. TIPS served to boost relative performance, posting positive returns in excess of the Barclays US Aggregate Bond Index. Tactical asset class allocation contributed slightly to performance. Fund specific performance detracted from overall performance. The Trust's Mid Cap Growth Portfolio had the strongest benchmark relative performance, while the Trust's Mid Cap Value Portfolio, SA Columbia Focused Growth Portfolio, and SA Columbia Focused Value Portfolio performed in line with their benchmarks. All other funds on the platform underperformed their stated benchmarks. Most notable underperformance was Multi-Managed Moderate Growth Portfolio. Within fixed income, the Trust's Diversified Fixed Income Portfolio and the Trust's Real Return Portfolio both fell short of their benchmarks and were a small drag on overall performance.

From July 28, 2015 to March 31, 2016, the Portfolio underperformed the Blended Index of 47% Russell 3000 Index, 18% MSCI EAFE Index, and 35% Barclays U.S. Aggregate Bond Index. The Portfolio's overall asset allocation relative to the benchmark detracted from performance primarily due to an overweight to international. Within equities, exposure to large-cap U.S. equity underlying funds was neutral while exposure to small- and mid-cap U.S. equities held back returns relative to the Russell 3000 Index. Within fixed income, positions in high yield and inflation-protected securities held back returns relative to the Barclays U.S. Aggregate Bond Index. Fund specific performance was the primary detractor from overall performance as underlying funds in aggregate underperformed their fund-specific benchmarks. This was true of both equity and fixed income underlying funds. Within equities, the SA Columbia Focused Growth Portfolio significantly underperformed its index. Within fixed income, the Diversified Fixed Income Portfolio was the primary detractor due to its large weight in the Portfolio.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/16

Class 3*
1-Year	–3.02%
5-Year	4.72%
10-Year	4.00%
Since Inception	4.50%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of (41% Russell 3000® Index, 14% MSCI EAFE Index (net)) and 45% Barclays U.S. Aggregate Bond Index.

4 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

5 MSCI EAFE Index (net)6 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

6 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Portfolio — Class 3

The Allocation Moderate Portfolio — Class 3 shares posted a return of –3.02% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index, a –0.34% return for the Russell 3000 Index, a 2.09% return for the blended index of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index, and a –0.19% return for the Blended Index of 41% Russell 3000 Index, 14% MSCI EAFE Index, and 45% Barclays U.S. Aggregate Bond Index.

Effective July 29, 2015, Ibbotson Associates, Inc. ceased to subadvise the Portfolio. In addition, the Portfolio replaced the S&P 500 Index with the Russell 3000 Index and added the MSCI EAFE Index (net). The Portfolio also added a new Blended Index that consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Barclays U.S. Aggregate Bond Index. The benchmark for equities was changed to better represent the equity securities held in the Portfolio. The Blended Index was changed to better reflect the new target allocations as of July 29, 2015.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Portfolio Class 3 (unaudited) (continued)

From April 1, 2015 to July 28, 2015, the Portfolio underperformed the 60% S&P 500 and 40% Barclays U.S. Aggregate Bond benchmark. This performance can be attributed to four factors: strategic asset class allocations, tactical asset class allocations, and fund specific performance. Strategic asset class decisions detracted from performance, driven by a value tilt, exposure to smaller capitalization stocks, and international equity exposure. Mid Cap Value and Small Cap Value were the largest detractors to performance. Large Cap Growth was the only equity asset class in the program that outperformed the S&P 500. Within fixed income, diversification helped performance. Both TIPS and cash served to boost relative performance, posting positive returns in excess of the Barclays US Aggregate Bond Index. Tactical asset class allocation contributed slightly to performance. Fund specific performance detracted from overall performance. The Trust's Mid Cap Growth Portfolio had the strongest benchmark relative performance, while the Trust's Mid Cap Value Portfolio, SA Columbia Focused Growth Portfolio, and SA Columbia Focused Value Portfolio performed in line with their benchmarks. All other funds on the platform underperformed their stated benchmarks. Most notable underperformance was the Trust's Multi-Managed Income/Equity Portfolio. Within fixed income, the Trust's Diversified Fixed Income Portfolio and Real Return Portfolio both fell short of their benchmarks and were a small drag on overall performance.

From July 28, 2015 to March 31, 2016, the Portfolio underperformed the Blended Index of 41% Russell 3000 Index, 14% MSCI EAFE Index, and 45% Barclays U.S. Aggregate Bond Index. The Portfolio's overall asset allocation relative to the benchmark hurt performance primarily due to an overweight to international equities and underweight to fixed income. Within equities, exposure to large-cap U.S. equity underlying funds was neutral while exposure to small- and mid-cap U.S. equities held back returns relative to the Russell 3000 Index. Within fixed income, positions in high yield and inflation-protected securities held back returns relative to the Barclays U.S. Aggregate Bond Index. Fund specific performance was the primary detractor from overall performance as underlying funds in aggregate underperformed their fund-specific benchmarks. This was true of both equity and fixed income underlying funds. Within equities, the SA Columbia Focused Growth Portfolio significantly underperformed its index. Within fixed income, the Diversified Fixed Income Portfolio was the primary detractor due to its large weight in the Portfolio.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Manager:	SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/16

Class 3*
1-Year	–1.90%
5-Year	4.82%
10-Year	4.26%
Since Inception	4.52%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) & 60% Barclays U.S. Aggregate Bond Index.

4 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

5 MSCI EAFE Index (net)6 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

6 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Balanced Portfolio — Class 3

The Allocation Balanced Portfolio — Class 3 shares posted a return of –1.90% for the 12-month period ending March 31, 2016, compared to a 1.78% return for the S&P 500 Index, a –0.34% return for the Russell 3000 Index, a 1.96% return for the Barclays U.S. Aggregate Bond Index, a 2.12% return for the blended benchmark of 50% S&P 500 Index and 50% Barclays U.S. Aggregate Bond Index, and a 0.47% return for the Blended Index of 30% Russell 3000 Index, 10% MSCI EAFE Index, and 60% Barclays U.S. Aggregate Bond Index.

Effective July 29, 2015, Ibbotson Associates, Inc. ceased to subadvise the Portfolio. In addition, the Portfolio replaced the S&P 500 Index with the Russell 3000 Index and added the MSCI EAFE Index (net). The Portfolio also added a new Blended Index that consists of 30% Russell 3000 Index, 10% MSCI EAFE Index (net) and 60% Barclays U.S. Aggregate Bond Index. The benchmark for equities was changed to better represent the equity securities held in the Portfolio. The Blended Index was changed to better reflect the new target allocations as of July 29, 2015.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Balanced Portfolio Class 3 (unaudited) (continued)

From April 1, 2015 to July 28, 2015, the Portfolio underperformed the 50% S&P 500 and 50% Barclays U.S. Aggregate Bond benchmark. This performance can be attributed to four factors: strategic asset class allocations, tactical asset class allocations, and fund specific performance. Strategic asset class decisions detracted from performance, driven by a value tilt, exposure to smaller capitalization stocks, and international equity exposure. Mid cap value and small cap value were the largest detractors to performance. Large cap growth was the only equity asset class in the program that outperformed the S&P 500 Index. Within fixed income, diversification helped performance. Both TIPS and cash served to boost relative performance, posting positive returns in excess of the Barclays US Aggregate Bond Index. Tactical asset class allocation contributed slightly to performance. Fund specific performance detracted from overall performance. The Trust's Mid Cap Growth Portfolio had the strongest benchmark relative performance, while the Trust's Mid Cap Value Portfolio, SA Columbia Focused Growth Portfolio, and SA Columbia Focused Value Portfolio performed in line with their benchmarks. All other funds on the platform underperformed their stated benchmarks. Most notable underperformance was the Trust's Multi-Managed Income Portfolio. Within fixed income, the Trust's Diversified Fixed Income Portfolio and Real Return Portfolio both fell short of their benchmarks and were a small drag on overall performance.

From July 28, 2015 to March 31, 2016, the Portfolio underperformed the Blended Index of 30% Russell 3000 Index, 10% MSCI EAFE Index, and 60% Barclays U.S. Aggregate Bond Index. The Portfolio's overall asset allocation relative to the benchmark hurt performance primarily due to an overweight to international equities and underweight to fixed income. Within equities, exposure to large-cap U.S. equity underlying funds was neutral while exposure to small- and mid-cap U.S. equities held back returns relative to the Russell 3000 Index. Within fixed income, positions in high yield and inflation-protected securities held back returns relative to the Barclays U.S. Aggregate Bond Index. Fund specific performance was the primary detractor from overall performance as underlying funds in aggregate underperformed their fund-specific benchmarks. This was true of both equity and fixed income underlying funds. Within equities, the SA Columbia Focused Growth Portfolio significantly underperformed its index. Within fixed income, the Diversified Fixed Income Portfolio was the primary detractor due to its large weight in the Portfolio.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2015

Filed under Rule 497(e)
Registration No. 333-08653

Diversified Fixed Income Portfolio
Multi-Managed Growth Portfolio
Multi-Managed Income Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Moderate Growth Portfolio

(each, a "Portfolio," and collectively, the "Portfolios")

Supplement dated March 16, 2016 to the Prospectus
dated July 29, 2015, as supplemented and amended to date

Effective immediately, Robert D. Burn, Managing Director and Fixed Income Portfolio Manager with Wellington Management Company LLP ("Wellington Management"), has joined the Portfolios' portfolio management team. In addition, Lucius T. Hill III, Senior Managing Director and Fixed Income Portfolio Manager with Wellington Management, will retire effective June 30, 2016. Accordingly, the prospectus is amended as follows:

The information with respect to Wellington Management in the portfolio manager table under the section entitled "Portfolio Summary: Diversified Fixed Income Portfolio — Investment Adviser" is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Campe Goodman, CFA	2013	Senior Managing Director and Fixed Income Portfolio Manager
Lucius T. Hill III*	2013	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2013	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2015

The information with respect to Wellington Management in the portfolio manager table under the section entitled "Portfolio Summary: Multi-Managed Growth Portfolio — Investment Adviser" is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

The information with respect to Wellington Management in the portfolio manager table under the section entitled "Portfolio Summary: Multi-Managed Income Portfolio — Investment Adviser" is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2015

The information with respect to Wellington Management in the portfolio manager table under the section entitled "Portfolio Summary: Multi-Managed Income/Equity Portfolio — Investment Adviser" is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

The information with respect to Wellington Management in the portfolio manager table under the section entitled "Portfolio Summary: Multi-Managed Moderate Growth Portfolio — Investment Adviser" is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Wellington Management
Lucius T. Hill III*	1999	Senior Managing Director and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

* Mr. Hill will retire effective June 30, 2016.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2015

In the section entitled "Management — Information about the Subadvisers," under the subheading Wellington Management Company LLP (Wellington Management), the information with respect to the Fixed Income Component of the Multi-Managed Portfolios and the Diversified Fixed Income Portfolio is deleted in its entirety and replaced with the following:

The Fixed Income Component of the Multi-Managed Portfolios is managed by Campe Goodman, CFA, Lucius T. Hill III, Joseph F. Marvan, CFA, and Robert D. Burn, CFA. Mr. Goodman, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Hill, Senior Managing Director and Fixed Income Portfolio Manager, joined the firm as an investment professional in 1993. Mr. Hill will retire effective June 30, 2016. Mr. Marvan, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Burn joined the firm as an investment professional in 2007.

The Diversified Fixed Income Portfolio is managed by Campe Goodman, Lucius T. Hill III, Joseph F. Marvan, and Robert D. Burn. Mr. Hill will retire effective June 30, 2016.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Version: Combined Master

Please retain this supplement for future reference.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2015

Filed under Rule 497(e)
Registration No. 333-08653

Large Cap Value Portfolio
(the "Portfolio")

Supplement dated March 16, 2016 to the Prospectus
dated July 29, 2015, as supplemented and amended to date

Effective immediately, the table under the section entitled "Portfolio Summary: Large Cap Value Portfolio — Investment Adviser" is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
American Century
Brendan Healy, CFA	2015	Vice President and Portfolio Manager
Brian Woglom, CFA	2016	Vice President and Portfolio Manager
Wellington Management
Ian R. Link, CFA	2008	Senior Managing Director and Equity Portfolio Manager

In the section entitled "Management — Information about the Subadvisers," under the subheading American Century Investment Management, Inc. ("American Century"), the second paragraph is deleted in its entirety and replaced with the following:

A portion of the Large Cap Value Portfolio is managed by Brendan Healy and Brian Woglom. Mr. Healy, Vice President and Portfolio Manager, joined American Century in 2000 and became a portfolio manager in 2004. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas — Austin. He is a CFA charterholder. Mr. Woglom, Vice President and Portfolio Manager, joined American Century in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor's degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Version: Combined Master

Please retain this supplement for future reference.

* Not Part of Financial Statements *

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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PRESORTED STD
U.S. POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906AR.12 (5/16)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  During the fiscal year ended 2016, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(a) Audit Fees	$670,179	$710,570
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$116,781	$114,640
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$185,201	$401,110

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2015 and 2016 were $450,926 and $725,533, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 8, 2016